UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07440

DIMENSIONAL EMERGING MARKETS VALUE FUND

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional Emerging Markets Value Fund,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2025 – April 30, 2026

ITEM 1.	REPORTS TO STOCKHOLDERS.

Dimensional Emerging Markets Value Fund
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Dimensional Emerging Markets Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Value Fund	$8	0.14%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$14,318,421,499
Number of Holdings	3,575
Portfolio Turnover Rate	2%
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Samsung Electronics Co. Ltd.	4.7%
Alibaba Group Holding Ltd.	2.4%
Reliance Industries Ltd.	2.3%
China Construction Bank Corp. H	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
ASE Technology Holding Co. Ltd.	1.5%
KB Financial Group, Inc.	1.3%
Hyundai Motor Co.	1.2%
Industrial & Commercial Bank of China Ltd. H	1.1%
Ping An Insurance Group Co. of China Ltd. H	1.1%

Top Countries (% of Total Investments) †
China	24.5%
Taiwan	24.0%
South Korea	17.2%
India	13.5%
Brazil	3.3%
South Africa	2.8%
Saudi Arabia	2.5%
Mexico	2.4%
Poland	1.4%
Malaysia	1.4%
†	Excludes money market funds and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its financial information, holdings, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043026-DEMVF

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.
(a)	Please see the Schedule of Investments contained in the Semi-Annual Financial Statements & Other Information included under Item 7 of this Report.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)	Please see Financial Statements included below.
(b)	Please see Financial Highlights included below.

Semi-Annual Financial Statements &
Other Information
Six Months Ended: April 30, 2026 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL
EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Global Small Company Portfolio
International Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
World ex U.S. Value Portfolio
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Value Portfolio
Dimensional Investment Group Inc.

DFA International Value Portfolio
The DFA Investment Trust Company

The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
Dimensional Emerging Markets Value Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)
i

Table of Contents
CONTINUED
ii

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
CPI	Consumer Price Index
GDR	Global Depositary Receipt
GO	General Obligation
OAT	Obligations Assimilables du Tresor
REIT	Real Estate Investment Trust

Investment Footnotes
†	See Note B to Financial Statements.
Ɏ	Represents 7 Day subsidized yield as of 4/30/26
»	Securities that have been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
††	Security valued using significant unobservable inputs (Level 3).
Financial Highlights
**	Calculated based on weighted average of each of the Portfolio's underlying investments.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(D)	Annualized

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero, rounded to zero, or less than $1.
SEC	Securities and Exchange Commission

Global Small Company Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (61.7%)
U.S. Small Cap Portfolio	1,585,818	$92,469,026
INTERNATIONAL EQUITIES — (38.3%)
The Emerging Markets Small Cap Series		19,015,416
The Continental Small Company Series		15,999,010
The Japanese Small Company Series		8,611,763
The Canadian Small Company Series		5,769,871
The United Kingdom Small Company Series		4,105,800
The Asia Pacific Small Company Series		3,955,290
TOTAL INTERNATIONAL EQUITIES		57,457,150
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $100,966,364)		$149,926,176
Summary of the Portfolio’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$149,926,176	—	—	$149,926,176
Total Investments in Securities	$149,926,176	—	—	$149,926,176
See accompanying Notes to Financial Statements.

International Small Company Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (98.9%)
The Continental Small Company Series	$6,478,701,548
The Japanese Small Company Series	3,527,977,311
The Canadian Small Company Series	2,319,797,670
The United Kingdom Small Company Series	1,737,547,839
The Asia Pacific Small Company Series	1,544,729,221
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$15,608,753,589

	Shares
MONEY MARKET FUNDS — (1.1%)
Ɏ State Street Institutional U.S. Government Money Market Fund, 3.600%	175,670,168	175,670,168
TOTAL INVESTMENTS — (100.0%) (Cost $10,100,765,652)		$15,784,423,757
As of April 30, 2026, International Small Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	438	06/18/26	$147,494,596	$158,638,125	$11,143,529
Total Futures Contracts			$147,494,596	$158,638,125	$11,143,529
Summary of the Portfolio's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$15,608,753,589	—	—	$15,608,753,589
Money Market Funds	175,670,168	—	—	175,670,168
Total Investments in Securities	$15,784,423,757	—	—	$15,784,423,757
Financial Instruments
Assets
Futures Contracts**	11,143,529	—	—	11,143,529
Total Financial Instruments	$11,143,529	—	—	$11,143,529
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.

Japanese Small Company Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Japanese Small Company Series	$205,685,494
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$205,685,494
Summary of the Portfolio’s Master Fund's investments as of April 30, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.

Asia Pacific Small Company Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Asia Pacific Small Company Series	$193,940,073
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$193,940,073
Summary of the Portfolio’s Master Fund's investments as of April 30, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.

United Kingdom Small Company Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The United Kingdom Small Company Series	$23,267,193
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$23,267,193
Summary of the Portfolio’s Master Fund's investments as of April 30, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.

Continental Small Company Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Continental Small Company Series	$120,854,887
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$120,854,887
Summary of the Portfolio’s Master Fund's investments as of April 30, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.

World ex U.S. Value Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
INTERNATIONAL EQUITIES — (100.0%)
The DFA International Value Series		$340,730,097
Dimensional Emerging Markets Value Fund		207,219,800
DFA International Small Cap Value Portfolio	1,525,542	51,151,437
TOTAL INTERNATIONAL EQUITIES		599,101,334
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $389,616,600)		$599,101,334
Summary of the Portfolio’s investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$599,101,334	—	—	$599,101,334
Total Investments in Securities	$599,101,334	—	—	$599,101,334
See accompanying Notes to Financial Statements.

Emerging Markets Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Emerging Markets Series	$7,944,245,397
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$7,944,245,397
Summary of the Portfolio’s Master Fund's investments as of April 30, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.

Emerging Markets Small Cap Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Emerging Markets Small Cap Series	$3,878,993,892
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$3,878,993,892
Summary of the Portfolio’s Master Fund's investments as of April 30, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.

Emerging Markets Value Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Dimensional Emerging Markets Value Fund	$14,015,805,631
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$14,015,805,631
Summary of the Portfolio’s Master Fund's investments as of April 30, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	Global Small Company Portfolio	International Small Company Portfolio	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$149,926,176	$15,608,753,589	$205,685,494	$193,940,073
Investment Securities at Value	—	175,670,168	—	—
Segregated Cash for Futures Contracts	—	10,565,519	—	—
Cash	55,963	—	—	—
Receivables:
Dividends and Interest	—	544,822	—	—
Fund Shares Sold	57,514	8,031,013	62,722	323
Futures Variation Margin	—	1,360,118	—	—
Prepaid Expenses and Other Assets	13,327	147,795	14,035	10,916
Total Assets	150,052,980	15,805,073,024	205,762,251	193,951,312
LIABILITIES:
Payables:
Fund Shares Redeemed	266,247	25,328,918	—	28,985
Due to Advisor	18,220	3,195,590	42,046	39,519
Due to Directors'/Trustees'	1,102	228,876	9,234	5,105
Due to CCO	16	1,735	23	21
Accrued Expenses and Other Liabilities	5,154	428,585	9,116	3,643
Total Liabilities	290,739	29,183,704	60,419	77,273
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$149,762,241	$15,775,889,320	$205,701,832	$193,874,039
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 7,732,528, 576,415,854, 6,554,500 and 8,629,394, respectively, $0.01 Par Value (1)Ж	$19.37	$27.37	$31.38	$22.47
(1) NUMBER OF SHARES AUTHORIZED	100,000,000	3,000,000,000	1,000,000,000	1,000,000,000
Investments in Affiliated Investment Companies at Cost	$100,966,364	N/A	N/A	N/A
Investment Securities at Cost	N/A	$175,670,168	N/A	N/A
NET ASSETS CONSIST OF:
Paid-In Capital	$101,428,214	$10,010,465,289	$98,293,531	$208,629,151
Total Distributable Earnings (Loss)	48,334,027	5,765,424,031	107,408,301	(14,755,112)
NET ASSETS	$149,762,241	$15,775,889,320	$205,701,832	$193,874,039

Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	United Kingdom Small Company Portfolio	Continental Small Company Portfolio	World ex U.S. Value Portfolio	Emerging Markets Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$23,267,193	$120,854,887	$599,101,334	$7,944,245,397
Cash	—	—	378,707	—
Receivables:
Dividends and Interest	—	—	1,545	—
Fund Shares Sold	—	7,944	258,956	6,173,337
Prepaid Expenses and Other Assets	10,970	11,918	15,219	67,428
Total Assets	23,278,163	120,874,749	599,755,761	7,950,486,162
LIABILITIES:
Payables:
Fund Shares Redeemed	2,000	44,818	21,722	5,109,635
Due to Advisor	4,763	24,455	66,314	1,189,359
Due to Directors'/Trustees'	772	3,057	3,569	109,473
Due to CCO	3	13	65	848
Accrued Expenses and Other Liabilities	2,910	15,439	828	66,964
Total Liabilities	10,448	87,782	92,498	6,476,279
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$23,267,715	$120,786,967	$599,663,263	$7,944,009,883
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 767,841, 2,999,668, 31,102,153 and 182,648,551, respectively, $0.01 Par Value (1)Ж	$30.30	$40.27	$19.28	$43.49
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,500,000,000
Investments in Affiliated Investment Companies at Cost	N/A	N/A	$389,616,600	N/A
NET ASSETS CONSIST OF:
Paid-In Capital	$21,398,510	$(15,874,159)	$401,232,841	$3,497,978,100
Total Distributable Earnings (Loss)	1,869,205	136,661,126	198,430,422	4,446,031,783
NET ASSETS	$23,267,715	$120,786,967	$599,663,263	$7,944,009,883

Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	Emerging Markets Small Cap Portfolio	Emerging Markets Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$3,878,993,892	$14,015,805,631
Receivables:
Fund Shares Sold	2,249,279	7,656,484
Prepaid Expenses and Other Assets	19,472	66,575
Total Assets	3,881,262,643	14,023,528,690
LIABILITIES:
Payables:
Fund Shares Redeemed	6,358,598	11,023,923
Due to Advisor	1,005,222	3,157,362
Due to Directors'/Trustees'	86,640	378,263
Due to CCO	426	1,526
Accrued Expenses and Other Liabilities	95,827	66,563
Total Liabilities	7,546,713	14,627,637
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$3,873,715,930	$14,008,901,053
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 132,395,539 and 329,357,976, respectively, $0.01 Par Value (1)Ж	$29.26	$42.53
(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000	3,000,000,000
NET ASSETS CONSIST OF:
Paid-In Capital	$2,386,130,566	$9,338,773,920
Total Distributable Earnings (Loss)	1,487,585,364	4,670,127,133
NET ASSETS	$3,873,715,930	$14,008,901,053

Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	Global Small Company Portfolio*	International Small Company Portfolio*	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $66,594, $18,541,634, $328,565 and $34,472, respectively)	$577,633	$184,570,143	$2,966,585	$2,392,717
Income from Securities Lending, Net	68,400	7,010,390	124,522	201,346
Expenses Allocated from Affiliated Investment Companies	(40,430)	(8,335,189)	(133,156)	(113,424)
Total Net Investment Income Allocated from Affiliated Investment Companies	605,603	183,245,344	2,957,951	2,480,639
Fund Investment Income
Dividend Income from Affiliates	417,226	—	—	—
Total Fund Investment Income	417,226	—	—	—
Fund Expenses
Investment Management Fees	231,086	18,534,434	405,518	331,491
Accounting Fees	1,576	26,507	1,753	1,616
Custodian Fees	162	2,420	7	7
Transfer Agent Fees
Institutional Class Shares	308	34,930	634	477
Shareholder Servicing Fees
Institutional Class Shares	8,723	788,442	20,038	16,322
Filing Fees
Institutional Class Shares	10,599	90,783	10,132	8,912
Shareholders' Reports
Institutional Class Shares	4,301	389,383	4,878	3,744
Directors'/Trustees' Fees & Expenses	529	62,599	1,075	804
CCO Fees	38	4,234	65	54
Professional Fees	428	51,261	893	642
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	1,322	—	—	—
Other	2,153	9,715	1,335	1,922
Total Fund Expenses	261,225	19,994,708	446,328	365,991
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	134,389	—	115,862	94,712
Net Expenses	126,836	19,994,708	330,466	271,279
Net Investment Income (Loss)	895,993	163,250,636	2,627,485	2,209,360
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	482,745	—	—	—
Transactions Allocated from Affiliated Investment Company	901,634 [1]	333,875,932	10,234,426	5,328,292
Futures	(10,337)	(543,786)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	11,028,477	—	—	—
Transactions Allocated from Affiliated Investment Company	4,088,904	1,220,031,200	29,728,144	4,942,992
Futures	—	7,425,798	—	—
Net Realized and Unrealized Gain (Loss)	16,491,423	1,560,789,144	39,962,570	10,271,284
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,387,416	$1,724,039,780	$42,590,055	$12,480,644
[1]Net of foreign capital gain taxes withheld of:	$24,078	$—	$—	$—

*
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*	World ex U.S. Value Portfolio*	Emerging Markets Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $3,649, $177,286, $672,837 and $8,120,424, respectively)	$349,261	$1,302,576	$6,976,495	$61,494,184
Income from Securities Lending, Net	3,885	54,542	196,552	3,738,183
Expenses Allocated from Affiliated Investment Companies	(13,056)	(66,920)	(436,676)	(4,787,040)
Total Net Investment Income Allocated from Affiliated Investment Companies	340,090	1,290,198	6,736,371	60,445,327
Fund Investment Income
Dividend Income from Affiliates	—	—	622,782	—
Total Fund Investment Income	—	—	622,782	—
Fund Expenses
Investment Management Fees	40,811	205,170	824,391	10,066,244
Accounting Fees	1,351	2,935	1,955	12,041
Custodian Fees	7	7	113	7
Transfer Agent Fees
Institutional Class Shares	81	328	1,049	15,543
Shareholder Servicing Fees
Institutional Class Shares	1,164	7,903	14,579	353,416
Filing Fees
Institutional Class Shares	8,321	9,508	11,719	37,608
Shareholders' Reports
Institutional Class Shares	3,408	4,677	5,813	81,266
Directors'/Trustees' Fees & Expenses	103	622	1,916	28,290
CCO Fees	7	33	148	1,974
Professional Fees	86	677	3,014	22,827
Other	1,635	2,174	3,718	9,471
Total Fund Expenses	56,974	234,034	868,415	10,628,687
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	11,660	58,620	471,639	3,471,118
Net Expenses	45,314	175,414	396,776	7,157,569
Net Investment Income (Loss)	294,776	1,114,784	6,962,377	53,287,758
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	1,439,109	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	—	—	72,617	—
Transactions Allocated from Affiliated Investment Company	(257,025)	7,223,489	3,563,001 [1]	(45,092,746)[1]
Futures	—	—	843	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	—	—	4,592,935	—
Transactions Allocated from Affiliated Investment Company	1,355,716	2,049,458	67,568,337	1,237,958,161 [2]
Net Realized and Unrealized Gain (Loss)	1,098,691	9,272,947	77,236,842	1,192,865,415
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,393,467	$10,387,731	$84,199,219	$1,246,153,173
[1]Net of foreign capital gain taxes withheld of:	$—	$—	$86,501	$1,454,858
[2]Including foreign capital gain taxes of:	$—	$—	$—	$9,267,588

*
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	Emerging Markets Small Cap Portfolio*	Emerging Markets Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $4,847,593 and $14,765,700, respectively)	$31,019,151	$130,378,856
Income from Securities Lending, Net	12,053,999	11,989,544
Expenses Allocated from Affiliated Investment Companies	(4,947,937)	(9,503,117)
Total Net Investment Income Allocated from Affiliated Investment Companies	38,125,213	132,865,283
Fund Expenses
Investment Management Fees	9,890,874	24,963,479
Accounting Fees	9,324	23,597
Custodian Fees	7	7
Transfer Agent Fees
Institutional Class Shares	9,793	31,778
Shareholder Servicing Fees
Institutional Class Shares	271,425	542,227
Filing Fees
Institutional Class Shares	15,614	64,220
Shareholders' Reports
Institutional Class Shares	54,571	149,369
Directors'/Trustees' Fees & Expenses	17,056	56,193
CCO Fees	1,080	3,731
Professional Fees	14,063	45,941
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	—	185,208
Other	7,812	19,786
Total Fund Expenses	10,291,619	26,085,536
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	3,804,182	6,690,612
Net Expenses	6,487,437	19,394,924
Net Investment Income (Loss)	31,637,776	113,470,359
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	114,903,565 [1]	6,010,994 [1]
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	204,955,035	1,917,916,562
Net Realized and Unrealized Gain (Loss)	319,858,600	1,923,927,556
Net Increase (Decrease) in Net Assets Resulting from Operations	$351,496,376	$2,037,397,915
[1]Net of foreign capital gain taxes withheld of:	$5,475,318	$6,806,839

*
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Global Small Company Portfolio#		International Small Company Portfolio#
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$895,993	$1,705,784	$163,250,636	$372,179,554
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	482,745	973,938	—	—
Transactions Allocated from Affiliated Investment Company	901,634	(704,565)	333,875,932	(44,897,187)
Futures	(10,337)	(77,946)	(543,786)	12,977,458
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	11,028,477	3,856,191	—	—
Transactions Allocated from Affiliated Investment Company	4,088,904	7,509,595	1,220,031,200	2,585,143,439
Futures	—	—	7,425,798	9,476,404
Net Increase (Decrease) in Net Assets Resulting from Operations	17,387,416	13,262,997	1,724,039,780	2,934,879,668
Distributions:
Institutional Class Shares	(2,026,720)	(2,532,170)	(195,275,606)	(411,505,648)
Capital Share Transactions (1):
Shares Issued	37,697,923	44,259,069	1,550,883,502	2,313,357,610
Shares Issued in Lieu of Cash Distributions	2,009,338	2,532,170	191,575,943	402,660,392
Shares Redeemed	(14,670,550)	(45,658,501)	(1,508,036,439)	(3,254,618,069)
Net Increase (Decrease) from Capital Share Transactions	25,036,711	1,132,738	234,423,006	(538,600,067)
Total Increase (Decrease) in Net Assets	40,397,407	11,863,565	1,763,187,180	1,984,773,953
Net Assets
Beginning of Period	109,364,834	97,501,269	14,012,702,140	12,027,928,187
End of Period	$149,762,241	$109,364,834	$15,775,889,320	$14,012,702,140
(1) Shares Issued and Redeemed:
Shares Issued	2,111,283	2,738,589	58,278,116	104,220,059
Shares Issued in Lieu of Cash Distributions	113,586	157,669	7,604,178	18,119,176
Shares Redeemed	(805,265)	(2,777,894)	(57,359,656)	(151,222,998)
Net Increase (Decrease) from Shares Issued and Redeemed	1,419,604	118,364	8,522,638	(28,883,763)

#
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Japanese Small Company Portfolio#		Asia Pacific Small Company Portfolio#
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,627,485	$5,673,408	$2,209,360	$5,976,297
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	10,234,426	3,732,659	5,328,292	(9,990,062)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	29,728,144	41,469,484	4,942,992	40,797,769
Net Increase (Decrease) in Net Assets Resulting from Operations	42,590,055	50,875,551	12,480,644	36,784,004
Distributions:
Institutional Class Shares	(8,580,784)	(6,630,014)	(8,812,102)	(6,445,066)
Capital Share Transactions (1):
Shares Issued	7,431,228	14,664,508	652,772	2,600,347
Shares Issued in Lieu of Cash Distributions	8,577,808	6,629,174	8,812,102	6,445,066
Shares Redeemed	(86,198,130)	(40,860,857)	(4,085,510)	(8,189,222)
Net Increase (Decrease) from Capital Share Transactions	(70,189,094)	(19,567,175)	5,379,364	856,191
Total Increase (Decrease) in Net Assets	(36,179,823)	24,678,362	9,047,906	31,195,129
Net Assets
Beginning of Period	241,881,655	217,203,293	184,826,133	153,631,004
End of Period	$205,701,832	$241,881,655	$193,874,039	$184,826,133
(1) Shares Issued and Redeemed:
Shares Issued	245,948	583,776	29,557	142,308
Shares Issued in Lieu of Cash Distributions	303,317	292,421	417,437	374,278
Shares Redeemed	(2,679,847)	(1,747,682)	(185,232)	(455,765)
Net Increase (Decrease) from Shares Issued and Redeemed	(2,130,582)	(871,485)	261,762	60,821

#
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	United Kingdom Small Company Portfolio#		Continental Small Company Portfolio#
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$294,776	$837,545	$1,114,784	$4,107,783
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	(257,025)	(9,981)	7,223,489	6,279,296
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,355,716	1,900,432	2,049,458	(6,014,766)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,393,467	2,727,996	10,387,731	4,372,313
Distributions:
Institutional Class Shares	(375,277)	(915,001)	(1,061,953)	(10,345,078)
Capital Share Transactions (1):
Shares Issued	322,546	835,323	3,967,539	8,945,255
Shares Issued in Lieu of Cash Distributions	375,277	915,001	1,061,252	10,341,471
Shares Redeemed	(1,315,135)	(1,679,697)	(9,193,108)	(694,561,959)
Net Increase (Decrease) from Capital Share Transactions	(617,312)	70,627	(4,164,317)	(675,275,233)
Total Increase (Decrease) in Net Assets	400,878	1,883,622	5,161,461	(681,247,998)
Net Assets
Beginning of Period	22,866,837	20,983,215	115,625,506	796,873,504
End of Period	$23,267,715	$22,866,837	$120,786,967	$115,625,506
(1) Shares Issued and Redeemed:
Shares Issued	11,145	30,995	100,958	268,700
Shares Issued in Lieu of Cash Distributions	12,878	32,047	28,113	332,817
Shares Redeemed	(43,766)	(60,973)	(240,370)	(23,263,053)
Net Increase (Decrease) from Shares Issued and Redeemed	(19,743)	2,069	(111,299)	(22,661,536)

#
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	World ex U.S. Value Portfolio#		Emerging Markets Portfolio#
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,962,377	$11,730,312	$53,287,758	$135,837,668
Capital Gain Distributions Received from Affiliated Investment Companies	1,439,109	192,753	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold	—	1,007	—	—
Affiliated Investment Companies Shares Sold	72,617	325,193	—	—
Transactions Allocated from Affiliated Investment Company	3,563,001	665,195	(45,092,746)	35,257,806
Futures	843	1,126	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	4,592,935	7,895,204	—	—
Transactions Allocated from Affiliated Investment Company	67,568,337	66,026,897	1,237,958,161	1,230,249,047
Net Increase (Decrease) in Net Assets Resulting from Operations	84,199,219	86,837,687	1,246,153,173	1,401,344,521
Distributions:
Institutional Class Shares	(8,725,782)	(12,514,994)	(64,414,671)	(163,876,533)
Capital Share Transactions (1):
Shares Issued	176,436,713	71,400,268	1,106,590,595	852,849,526
Shares Issued in Lieu of Cash Distributions	8,710,666	11,980,067	61,574,921	157,339,173
Shares Redeemed	(58,212,566)	(43,075,168)	(769,881,401)	(1,176,759,058)
Net Increase (Decrease) from Capital Share Transactions	126,934,813	40,305,167	398,284,115	(166,570,359)
Total Increase (Decrease) in Net Assets	202,408,250	114,627,335	1,580,022,617	1,070,897,629
Net Assets
Beginning of Period	397,255,013	282,627,678	6,363,987,266	5,293,089,637
End of Period	$599,663,263	$397,255,013	$7,944,009,883	$6,363,987,266
(1) Shares Issued and Redeemed:
Shares Issued	9,891,138	4,868,133	28,416,062	27,429,421
Shares Issued in Lieu of Cash Distributions	508,705	810,900	1,696,635	4,900,028
Shares Redeemed	(3,265,019)	(2,989,901)	(19,623,006)	(37,890,971)
Net Increase (Decrease) from Shares Issued and Redeemed	7,134,824	2,689,132	10,489,691	(5,561,522)

#
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Emerging Markets Small Cap Portfolio#		Emerging Markets Value Portfolio#
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$31,637,776	$95,373,933	$113,470,359	$380,627,719
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	114,903,565	(177,643,118)	6,010,994	(37,879,742)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	204,955,035	631,393,033	1,917,916,562	2,110,197,125
Net Increase (Decrease) in Net Assets Resulting from Operations	351,496,376	549,123,848	2,037,397,915	2,452,945,102
Distributions:
Institutional Class Shares	(75,703,212)	(119,965,897)	(201,930,477)	(487,701,637)
Capital Share Transactions (1):
Shares Issued	146,733,083	245,642,088	785,114,306	1,383,176,993
Shares Issued in Lieu of Cash Distributions	69,542,309	110,295,608	194,433,046	468,292,761
Shares Redeemed	(527,590,619)	(691,827,802)	(1,715,682,432)	(1,919,285,099)
Net Increase (Decrease) from Capital Share Transactions	(311,315,227)	(335,890,106)	(736,135,080)	(67,815,345)
Total Increase (Decrease) in Net Assets	(35,522,063)	93,267,845	1,099,332,358	1,897,428,120
Net Assets
Beginning of Period	3,909,237,993	3,815,970,148	12,909,568,695	11,012,140,575
End of Period	$3,873,715,930	$3,909,237,993	$14,008,901,053	$12,909,568,695
(1) Shares Issued and Redeemed:
Shares Issued	5,364,935	9,998,162	19,960,530	43,448,487
Shares Issued in Lieu of Cash Distributions	2,642,449	4,357,613	5,325,027	14,141,714
Shares Redeemed	(19,308,681)	(28,811,015)	(43,636,956)	(59,317,156)
Net Increase (Decrease) from Shares Issued and Redeemed	(11,301,297)	(14,455,240)	(18,351,399)	(1,726,955)

#
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Global Small Company Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$17.32	$15.74	$12.62	$12.52	$15.52	$10.50
Income from Investment Operations (A)
Net Investment Income (Loss)	0.12	0.27	0.25	0.24	0.23	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	2.22	1.72	3.24	0.02	(2.68)	4.97
Total from Investment Operations	2.34	1.99	3.49	0.26	(2.45)	5.19
Less Distributions:
Net Investment Income	(0.29)	(0.29)	(0.26)	(0.16)	(0.25)	(0.17)
Net Realized Gains	—	(0.12)	(0.11)	—	(0.30)	—
Total Distributions	(0.29)	(0.41)	(0.37)	(0.16)	(0.55)	(0.17)
Net Asset Value, End of Period	$19.37	$17.32	$15.74	$12.62	$12.52	$15.52
Total Return	13.67%(B)	12.88%	28.04%	2.05%	(16.32%)	49.81%
Net Assets, End of Period (thousands)	$149,762	$109,365	$97,501	$73,599	$82,920	$99,631
Ratio of Expenses to Average Net Assets *(C)	0.42%(D)	0.42%	0.42%	0.42%	0.44%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.62%(D)	0.64%	0.65%	0.64%	0.66%	0.71%
Ratio of Net Investment Income to Average Net Assets	1.36%(D)	1.69%	1.69%	1.81%	1.66%	1.49%
Portfolio Turnover Rate **	6%(B)	8%	14%	18%	13%	14%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.22%(D)	0.22%	0.22%	0.22%	0.22%	0.24%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	International Small Company Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$24.67	$20.15	$16.90	$15.93	$23.29	$16.84
Income from Investment Operations (A)
Net Investment Income (Loss)	0.29	0.65	0.56	0.52	0.54	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	2.75	4.60	3.32	1.19	(6.44)	6.42
Total from Investment Operations	3.04	5.25	3.88	1.71	(5.90)	6.83
Less Distributions:
Net Investment Income	(0.34)	(0.73)	(0.63)	(0.53)	(0.67)	(0.38)
Net Realized Gains	—	—	—	(0.21)	(0.79)	—
Total Distributions	(0.34)	(0.73)	(0.63)	(0.74)	(1.46)	(0.38)
Net Asset Value, End of Period	$27.37	$24.67	$20.15	$16.90	$15.93	$23.29
Total Return	12.46%(B)	26.50%	23.07%	10.58%	(26.55%)	40.83%
Net Assets, End of Period (thousands)	$15,775,889	$14,012,702	$12,027,928	$10,045,487	$9,320,095	$13,465,853
Ratio of Expenses to Average Net Assets *(C)	0.38%(D)	0.39%	0.39%	0.39%	0.41%	0.46%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.38%(D)	0.39%	0.39%	0.39%	0.41%	0.46%
Ratio of Net Investment Income to Average Net Assets	2.21%(D)	2.99%	2.82%	2.89%	2.79%	1.90%
Portfolio Turnover Rate **	11%(B)	14%	17%	12%	13%	16%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.11%(D)	0.12%	0.12%	0.12%	0.12%	0.12%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Japanese Small Company Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$27.85	$22.73	$20.96	$18.69	$25.80	$23.39
Income from Investment Operations (A)
Net Investment Income (Loss)	0.33	0.62	0.52	0.49	0.48	0.44
Net Gains (Losses) on Securities (Realized and Unrealized)	4.19	5.20	2.67	2.87	(6.33)	2.51
Total from Investment Operations	4.52	5.82	3.19	3.36	(5.85)	2.95
Less Distributions:
Net Investment Income	(0.99)	(0.70)	(1.03)	(0.26)	(0.53)	(0.54)
Net Realized Gains	—	—	(0.39)	(0.83)	(0.73)	—
Total Distributions	(0.99)	(0.70)	(1.42)	(1.09)	(1.26)	(0.54)
Net Asset Value, End of Period	$31.38	$27.85	$22.73	$20.96	$18.69	$25.80
Total Return	16.61%(B)	26.32%	15.64%	18.33%	(23.79%)	12.66%
Net Assets, End of Period (thousands)	$205,702	$241,882	$217,203	$248,620	$267,551	$379,837
Ratio of Expenses to Average Net Assets (C)	0.40%(D)	0.40%	0.40%	0.40%	0.42%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.50%(D)	0.50%	0.50%	0.50%	0.52%	0.57%
Ratio of Net Investment Income to Average Net Assets	2.27%(D)	2.56%	2.31%	2.33%	2.24%	1.69%
Portfolio Turnover Rate	12%(B)	14%	14%	9%	11%	11%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Asia Pacific Small Company Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$22.09	$18.49	$15.90	$17.39	$26.94	$20.13
Income from Investment Operations (A)
Net Investment Income (Loss)	0.26	0.70	0.59	0.73	0.84	0.75
Net Gains (Losses) on Securities (Realized and Unrealized)	1.18	3.68	2.82	(0.46)	(7.40)	6.74
Total from Investment Operations	1.44	4.38	3.41	0.27	(6.56)	7.49
Less Distributions:
Net Investment Income	(1.06)	(0.78)	(0.82)	(0.75)	(1.07)	(0.68)
Net Realized Gains	—	—	—	(1.01)	(1.92)	—
Total Distributions	(1.06)	(0.78)	(0.82)	(1.76)	(2.99)	(0.68)
Net Asset Value, End of Period	$22.47	$22.09	$18.49	$15.90	$17.39	$26.94
Total Return	6.81%(B)	24.88%	22.05%	0.37%	(26.90%)	37.81%
Net Assets, End of Period (thousands)	$193,874	$184,826	$153,631	$163,212	$230,202	$381,490
Ratio of Expenses to Average Net Assets (C)	0.41%(D)	0.41%	0.41%	0.40%	0.42%	0.48%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.51%(D)	0.51%	0.51%	0.50%	0.52%	0.58%
Ratio of Net Investment Income to Average Net Assets	2.33%(D)	3.80%	3.36%	4.08%	3.95%	3.01%
Portfolio Turnover Rate	13%(B)	21%	23%	17%	19%	19%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$29.03	$26.71	$21.17	$19.89	$31.72	$21.35
Income from Investment Operations (A)
Net Investment Income (Loss)	0.38	1.04	0.85	0.82	0.94	0.58
Net Gains (Losses) on Securities (Realized and Unrealized)	1.37	2.45	5.78	0.96	(11.25)	10.31
Total from Investment Operations	1.75	3.49	6.63	1.78	(10.31)	10.89
Less Distributions:
Net Investment Income	(0.48)	(1.17)	(1.09)	(0.50)	(0.97)	(0.52)
Net Realized Gains	—	—	—	—	(0.55)	—
Total Distributions	(0.48)	(1.17)	(1.09)	(0.50)	(1.52)	(0.52)
Net Asset Value, End of Period	$30.30	$29.03	$26.71	$21.17	$19.89	$31.72
Total Return	6.09%(B)	13.18%	31.58%	8.78%	(33.62%)	51.31%
Net Assets, End of Period (thousands)	$23,268	$22,867	$20,983	$18,698	$18,398	$44,133
Ratio of Expenses to Average Net Assets (C)	0.50%(D)	0.51%	0.51%	0.51%	0.56%	0.59%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.60%(D)	0.61%	0.61%	0.61%	0.66%	0.74%
Ratio of Net Investment Income to Average Net Assets	2.53%(D)	3.84%	3.28%	3.50%	3.62%	1.88%
Portfolio Turnover Rate	7%(B)	19%	20%	9%	14%	12%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Continental Small Company Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$37.17	$30.92	$25.68	$23.75	$35.27	$23.82
Income from Investment Operations (A)
Net Investment Income (Loss)	0.37	0.73	0.86	0.81	0.76	0.57
Net Gains (Losses) on Securities (Realized and Unrealized)	3.08	7.09	5.22	1.96	(10.80)	11.45
Total from Investment Operations	3.45	7.82	6.08	2.77	(10.04)	12.02
Less Distributions:
Net Investment Income	(0.35)	(1.57)	(0.84)	(0.84)	(0.80)	(0.57)
Net Realized Gains	—	—	—	—	(0.68)	—
Total Distributions	(0.35)	(1.57)	(0.84)	(0.84)	(1.48)	(0.57)
Net Asset Value, End of Period	$40.27	$37.17	$30.92	$25.68	$23.75	$35.27
Total Return	9.33%(B)	26.02%	23.74%	11.43%	(29.26%)	50.70%
Net Assets, End of Period (thousands)	$120,787	$115,626	$796,874	$657,020	$616,323	$867,759
Ratio of Expenses to Average Net Assets (C)	0.41%(D)	0.42%	0.40%	0.39%	0.42%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.51%(D)	0.52%	0.50%	0.49%	0.52%	0.57%
Ratio of Net Investment Income to Average Net Assets	1.91%(D)	2.29%	2.82%	2.88%	2.61%	1.76%
Portfolio Turnover Rate	10%(B)	10%	16%	11%	11%	17%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	World Ex U.S. Value Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$16.57	$13.28	$11.34	$10.14	$12.67	$8.99
Income from Investment Operations (A)
Net Investment Income (Loss)	0.24	0.52	0.47	0.48	0.47	0.38
Net Gains (Losses) on Securities (Realized and Unrealized)	2.78	3.33	2.04	1.20	(2.49)	3.66
Total from Investment Operations	3.02	3.85	2.51	1.68	(2.02)	4.04
Less Distributions:
Net Investment Income	(0.31)	(0.56)	(0.57)	(0.48)	(0.51)	(0.36)
Total Distributions	(0.31)	(0.56)	(0.57)	(0.48)	(0.51)	(0.36)
Net Asset Value, End of Period	$19.28	$16.57	$13.28	$11.34	$10.14	$12.67
Total Return	18.46%(B)	29.56%	22.36%	16.53%	(16.23%)	45.23%
Net Assets, End of Period (thousands)	$599,663	$397,255	$282,628	$241,685	$194,259	$308,666
Ratio of Expenses to Average Net Assets *(C)	0.36%(D)	0.37%	0.38%	0.36%	0.40%	0.44%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *(C)	0.54%(D)	0.56%	0.57%	0.55%	0.59%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.70%(D)	3.62%	3.65%	4.08%	4.02%	3.14%
Portfolio Turnover Rate **	3%(B)	12%	13%	13%	15%	11%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.19%(D)	0.19%	0.19%	0.19%	0.19%	0.20%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Emerging Markets Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$36.97	$29.78	$24.94	$22.78	$33.05	$27.64
Income from Investment Operations (A)
Net Investment Income (Loss)	0.30	0.77	0.73	0.82	0.88	0.74
Net Gains (Losses) on Securities (Realized and Unrealized)	6.59	7.36	5.06	2.17	(9.07)	5.32
Total from Investment Operations	6.89	8.13	5.79	2.99	(8.19)	6.06
Less Distributions:
Net Investment Income	(0.37)	(0.94)	(0.95)	(0.77)	(0.91)	(0.65)
Net Realized Gains	—	—	—	(0.06)	(1.17)	—
Total Distributions	(0.37)	(0.94)	(0.95)	(0.83)	(2.08)	(0.65)
Net Asset Value, End of Period	$43.49	$36.97	$29.78	$24.94	$22.78	$33.05
Total Return	18.83%(B)	27.82%	23.41%	13.02%	(25.94%)	21.91%
Net Assets, End of Period (thousands)	$7,944,010	$6,363,987	$5,293,090	$4,327,065	$3,938,781	$6,225,187
Ratio of Expenses to Average Net Assets (C)	0.34%(D)	0.36%	0.36%	0.35%	0.36%	0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.44%(D)	0.46%	0.46%	0.45%	0.46%	0.49%
Ratio of Net Investment Income to Average Net Assets	1.54%(D)	2.48%	2.54%	3.11%	3.05%	2.19%
Portfolio Turnover Rate	6%(B)	10%	15%	14%	10%	19%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Emerging Markets Small Cap Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$27.20	$24.13	$20.69	$18.76	$26.03	$19.67
Income from Investment Operations (A)
Net Investment Income (Loss)	0.23	0.63	0.56	0.55	0.59	0.52
Net Gains (Losses) on Securities (Realized and Unrealized)	2.36	3.25	3.64	2.28	(6.16)	6.41
Total from Investment Operations	2.59	3.88	4.20	2.83	(5.57)	6.93
Less Distributions:
Net Investment Income	(0.53)	(0.81)	(0.76)	(0.49)	(1.00)	(0.57)
Net Realized Gains	—	—	—	(0.41)	(0.70)	—
Total Distributions	(0.53)	(0.81)	(0.76)	(0.90)	(1.70)	(0.57)
Net Asset Value, End of Period	$29.26	$27.20	$24.13	$20.69	$18.76	$26.03
Total Return	9.75%(B)	16.36%	20.44%	15.09%	(22.57%)	35.51%
Net Assets, End of Period (thousands)	$3,873,716	$3,909,238	$3,815,970	$3,804,119	$3,511,909	$5,115,924
Ratio of Expenses to Average Net Assets (C)	0.60%(D)	0.60%	0.61%	0.59%	0.59%	0.63%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.80%(D)	0.80%	0.81%	0.79%	0.79%	0.83%
Ratio of Net Investment Income to Average Net Assets	1.66%(D)	2.61%	2.40%	2.59%	2.57%	2.10%
Portfolio Turnover Rate	5%(B)	11%	13%	19%	12%	16%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$37.13	$31.51	$26.79	$24.08	$31.48	$23.93
Income from Investment Operations (A)
Net Investment Income (Loss)	0.33	1.09	1.02	1.12	1.32	0.90
Net Gains (Losses) on Securities (Realized and Unrealized)	5.66	5.93	5.12	2.68	(7.34)	7.50
Total from Investment Operations	5.99	7.02	6.14	3.80	(6.02)	8.40
Less Distributions:
Net Investment Income	(0.59)	(1.40)	(1.42)	(1.09)	(1.39)	(0.85)
Total Distributions	(0.59)	(1.40)	(1.42)	(1.09)	(1.39)	(0.85)
Net Asset Value, End of Period	$42.53	$37.13	$31.51	$26.79	$24.08	$31.48
Total Return	16.40%(B)	22.89%	23.14%	15.71%	(19.51%)	35.24%
Net Assets, End of Period (thousands)	$14,008,901	$12,909,569	$11,012,141	$9,936,834	$9,600,125	$13,258,001
Ratio of Expenses to Average Net Assets (C)	0.44%(D)	0.44%	0.45%	0.44%	0.45%	0.49%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) (C)	0.54%(D)	0.55%	0.55%	0.54%	0.55%	0.59%
Ratio of Net Investment Income to Average Net Assets	1.73%(D)	3.34%	3.34%	4.03%	4.49%	2.92%
Portfolio Turnover Rate	2%(B)	11%	13%	12%	14%	14%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios as of April 30, 2026, of which ten (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
Of the Portfolios, seven invest all of their assets in a corresponding series (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”)(each such series within DFAITC and DEM, a “Master Fund”). Three of the Portfolios generally allocate their assets among other funds (each such underlying fund, an "Underlying Fund") managed by Dimensional Fund Advisors LP (the “Advisor”) (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Underlying Funds within DFAITC. The Global Small Company Portfolio invests in six Underlying Funds within DFAITC and one Underlying Fund within the Fund. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM.
As of April 30, 2026, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below.
Feeder Funds	Master Funds	Percentage Ownership 04/30/26
Japanese Small Company Portfolio	The Japanese Small Company Series	5%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	11%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	1%
Continental Small Company Portfolio	The Continental Small Company Series	2%
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

Funds Of Funds	Underlying Funds	Percentage Ownership April 30, 2026
International Small Company Portfolio	The Continental Small Company Series	98%
	The Japanese Small Company Series	94%
	The United Kingdom Small Company Series	98%
	The Asia Pacific Small Company Series	89%
	The Canadian Small Company Series	99%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—
	The Asia Pacific Small Company Series	—
	The Canadian Small Company Series	—

Funds Of Funds	Underlying Funds	Percentage Ownership April 30, 2026
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	—
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	—
To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. Each Feeder Fund and Fund of Funds also invests in money market funds and futures. In addition, each Fund of Funds may engage in forward currency contracts.
The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded OTC and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the OTC market. These valuations are generally categorized as Level 2 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. OTC derivative contracts do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Underlying Fund(s). These valuations are classified as Level 1 in the hierarchy. The notes to the Series' financial statements included elsewhere in this report provide information about the Series' valuation policy and their period-end security valuations.
A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Funds, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
3. Securities Transactions and Related Income: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method.
The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.
The Portfolios may be subject to taxes imposed by countries in which with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, Global Small Company Portfolio and World ex U.S. Value Portfolio are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.
4. Other: Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets. Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.
C. Investment Advisor and Administrator:
The Advisor provides investment management services to the Portfolios. For the six months ended April 30, 2026, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
Global Small Company Portfolio	0.35%
International Small Company Portfolio	0.25%
Japanese Small Company Portfolio	0.35%
Asia Pacific Small Company Portfolio	0.35%
United Kingdom Small Company Portfolio	0.35%
Continental Small Company Portfolio	0.35%
World ex U.S. Value Portfolio	0.32%
Emerging Markets Portfolio	0.29%
Emerging Markets Small Cap Portfolio	0.52%
Emerging Markets Value Portfolio	0.38%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the Fund of Funds and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2027, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the six months ended April 30, 2026, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2026, waived fees/assumed expenses during the six months ended April 30, 2026, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
Global Small Company Portfolio (1)	0.42%	—	$1,322	$134,389
International Small Company Portfolio (2)	0.45%	—	—	—
Japanese Small Company Portfolio (3)	0.42%	0.35%	—	115,862
Asia Pacific Small Company Portfolio (3)	0.42%	0.35%	—	94,712
United Kingdom Small Company Portfolio (3)	0.42%	0.35%	—	11,660
Continental Small Company Portfolio (3)	0.42%	0.35%	—	58,620
World ex U.S. Value Portfolio (4)	0.60%	0.32%	—	471,639
Emerging Markets Portfolio (5)	0.49%	0.29%	—	3,471,118
Emerging Markets Small Cap Portfolio (6)	—	0.52%	—	3,804,182
Emerging Markets Value Portfolio (6)	0.44%	0.38%	185,208	6,690,612

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds and The DFA Short Term Investment Fund (the “Short Term Series”), but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio
Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(3) The Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Short Term Series, to 0.35% of the average net assets of a class of a Portfolio on an annualized basis
(the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of each class of such Portfolios on an annualized basis
(the “Expense Limitation Amount”).

(4) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.32% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Short Term Series (the “Total Management Fee Limit”). In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the
Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset
(the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses of a class of the Portfolio
(including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and unaffiliated money market funds) (“Portfolio Expenses”)
to the rate listed above as a percentage of the average net assets of such class of the Portfolio on an annualized basis (the “Expense Limitation
Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(5) The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the
Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Short Term Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis
(the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense
Limitation Amount”).

(6) The Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a
Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Short Term Series, to the rate listed above as a percentage of the average net assets of a class of a
Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other expenses of the class of the Emerging Markets Value Portfolio
(including expenses incurred through its investment in other investment companies managed by the Advisor, except for the expenses that the
Portfolio incurs indirectly through investments of securities lending cash collateral in Short Term Series and unaffiliated money market funds)
("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). Prior to February 28, 2025, the
Emerging Markets Value Portfolio only had a Permanent Fee Waiver.

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2026	10/31/2027	10/31/2028	4/30/2029	Total
Global Small Company Portfolio	$95,441	$206,382	$222,704	$134,389	$658,916
United Kingdom Small Company Portfolio	—	288	—	—	288
World ex U.S. Value Portfolio	237,143	504,922	597,822	471,639	1,811,526
Emerging Markets Value Portfolio	—	—	398,167	121,275	519,442

Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2026, the total related amount paid by the Fund to the CCO was $125,316.
D. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows:
Global Small Company Portfolio	$523
International Small Company Portfolio	159,045
Japanese Small Company Portfolio	7,983
Asia Pacific Small Company Portfolio	4,220
United Kingdom Small Company Portfolio	651
Continental Small Company Portfolio	2,043
World ex U.S. Value Portfolio	1,683
Emerging Markets Portfolio	78,538
Emerging Markets Small Cap Portfolio	66,383
Emerging Markets Value Portfolio	314,471

E. Purchases and Sales of Securities:
For the six months ended April 30, 2026, the Portfolios' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities, were as follows:
	Other Investment Securities
	Purchases	Sales
Global Small Company Portfolio	$21,402,266	$8,810,132
World ex U.S. Value Portfolio	16,317,865	5,749,418

There were no purchases or sales of long-term U.S. government securities.
For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows:
	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
Global Small Company Portfolio
U.S. Small Cap Portfolio	$68,365,683	$21,402,266	$8,810,132	$482,732	$11,028,477	$92,469,026	1,585,818	$417,226	—
Total	$68,365,683	$21,402,266	$8,810,132	$482,732	$11,028,477	$92,469,026		$417,226	—
World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$35,917,437	$16,317,866	$5,749,418	$72,617	$4,592,935	$51,151,437	1,525,542	$622,782	$1,439,109
Total	$35,917,437	$16,317,866	$5,749,418	$72,617	$4,592,935	$51,151,437		$622,782	$1,439,109
F. Federal Income Taxes:
Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, for financial reporting purposes they are charged or credited to paid-in capital with an offset to distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, occurred as a  result of realized gains on securities considered to be passive foreign investment companies, non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, redemption in-kind transactions, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows:
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Global Small Company Portfolio
2024	$1,592,060	$645,490	$2,237,550
2025	1,800,015	732,155	2,532,170
International Small Company Portfolio
2024	379,832,025	—	379,832,025
2025	411,505,648	—	411,505,648
Japanese Small Company Portfolio
2024	10,316,752	2,791,371	13,108,123
2025	6,630,014	—	6,630,014

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Asia Pacific Small Company Portfolio
2024	$8,400,013	—	$8,400,013
2025	6,445,066	—	6,445,066
United Kingdom Small Company Portfolio
2024	905,002	—	905,002
2025	915,001	—	915,001
Continental Small Company Portfolio
2024	21,345,064	—	21,345,064
2025	10,345,078	—	10,345,078
World ex U.S. Value Portfolio
2024	11,908,887	—	11,908,887
2025	12,514,994	—	12,514,994
Emerging Markets Portfolio
2024	166,181,987	—	166,181,987
2025	163,876,533	—	163,876,533
Emerging Markets Small Cap Portfolio
2024	129,086,495	—	129,086,495
2025	119,965,897	—	119,965,897
Emerging Markets Value Portfolio
2024	498,902,887	—	498,902,887
2025	487,701,637	—	487,701,637

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows:
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Global Small Company Portfolio	$1,724,697	—	—	$31,251,094	$32,975,791
International Small Company Portfolio	147,964,406	—	$(129,145,476)	4,218,054,904	4,236,873,834
Japanese Small Company Portfolio	7,974,454	—	(145,623)	65,584,978	73,413,809
Asia Pacific Small Company Portfolio	7,769,246	—	(50,688,001)	24,500,035	(18,418,720)
United Kingdom Small Company Portfolio	253,572	—	(3,545,343)	4,143,872	852,101
Continental Small Company Portfolio	911,364	—	(5,651,784)	132,068,733	127,328,313
World ex U.S. Value Portfolio	5,434,230	—	(12,140,454)	129,663,056	122,956,832
Emerging Markets Portfolio	36,117,420	—	(155,190,588)	3,382,599,800	3,263,526,632
Emerging Markets Small Cap Portfolio	59,647,143	—	(278,201,306)	1,430,452,817	1,211,898,654

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Emerging Markets Value Portfolio	$147,517,372	—	$(1,200,398,765)	$3,888,104,104	$2,835,222,711
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date:
Total
International Small Company Portfolio	$129,145,476
Japanese Small Company Portfolio	145,623
Asia Pacific Small Company Portfolio	50,688,001
United Kingdom Small Company Portfolio	3,545,343
Continental Small Company Portfolio	5,651,784
World ex U.S. Value Portfolio	12,140,454
Emerging Markets Portfolio	155,190,588
Emerging Markets Small Cap Portfolio	278,201,306
Emerging Markets Value Portfolio	1,200,398,765
During the year ended October 31, 2025, the following Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes:
Japanese Small Company Portfolio	$2,536,140
Continental Small Company Portfolio	5,325,138
Emerging Markets Portfolio	39,483,870

As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Small Company Portfolio	$103,384,970	$48,582,343	—	$48,582,343
International Small Company Portfolio	10,404,771,139	5,675,954,582	—	5,675,954,582
Japanese Small Company Portfolio	104,642,687	120,522,919	—	120,522,919
Asia Pacific Small Company Portfolio	152,608,910	52,252,156	—	52,252,156
United Kingdom Small Company Portfolio	18,009,542	6,781,783	—	6,781,783
Continental Small Company Portfolio	10,795,060	123,317,932	—	123,317,932
World ex U.S. Value Portfolio	398,341,395	207,201,594	—	207,201,594
Emerging Markets Portfolio	3,130,164,882	4,966,381,887	—	4,966,381,887
Emerging Markets Small Cap Portfolio	2,127,410,829	1,961,053,114	—	1,961,053,114
Emerging Markets Value Portfolio	8,248,324,668	6,258,767,518	—	6,258,767,518

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Portfolios recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, the Portfolios either directly or indirectly (through their investments in corresponding Master/Underlying Funds), may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio's Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom's (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios' investments.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Portfolios.
2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 was as follows:
Futures*
International Small Company Portfolio	$138,596,136

*	Average Notional Value of futures contracts.
The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2026:
	Asset Derivatives Value
	Total Value at April 30, 2026	Equity Contracts
International Small Company Portfolio	$11,143,529	$11,143,529

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Global Small Company Portfolio	$(10,337)	$(10,337)
International Small Company Portfolio	(543,786)	(543,786)
World ex U.S. Value Portfolio	843	843

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (1)
International Small Company Portfolio	$7,425,798	$7,425,798

(1)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2026, with its domestic custodian bank. A line of credit with similar terms was in effect through April 1, 2026. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 31, 2027.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through December 25, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
For the six months ended April 30, 2026, borrowings by the following Portfolios under the lines of credit were as follows:
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2026
Global Small Company Portfolio	4.46%	$329,300	18	$754	$3,853,700	—
World ex U.S. Value Portfolio	4.43%	820,579	19	1,903	2,458,000	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2026, that each Portfolio's available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the six months ended April 30, 2026.
I. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
J. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"), the Fund's Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios' chief operating decision maker ("CODM"). Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
K. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The

ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
L. Other:
As of April 30, 2026, the following number of shareholders, each holding greater than 5% of the Portfolio, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolios’ performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
Global Small Company Portfolio	3	77%	0%
International Small Company Portfolio	3	78%	0%
Japanese Small Company Portfolio	4	85%	0%
Asia Pacific Small Company Portfolio	2	92%	0%
United Kingdom Small Company Portfolio	4	96%	0%
Continental Small Company Portfolio	3	91%	0%
World ex U.S. Value Portfolio	4	71%	0%
Emerging Markets Portfolio	2	63%	0%
Emerging Markets Small Cap Portfolio	4	73%	0%
Emerging Markets Value Portfolio	3	54%	0%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
M. ReFlow Redemption Service
A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC(“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days,determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate(which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolios’ Prospectus. If the Portfolio is part of a “master-feeder” structure, then the“feeder” Portfolio does not generally buy individual securities directly. Instead, the feeder Portfolio invests in a corresponding “master” Portfolio that in turn purchases stocks and other securities. Under a master-feeder structure,ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the master Portfolio’s financial statements. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios’ Policy Regarding Excessive Short-Term Trading.
The Portfolios did not use the Reflow liquidity program during the six months ended April 30, 2026.
N. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

DFA International Value Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
INTERNATIONAL EQUITIES — (100.0%)
The DFA International Value Series		$14,042,694,955
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$14,042,694,955
Summary of the Portfolio’s Master Fund's investments as of April 30, 2026, based on their valuation inputs, is located in this report (See Security Valuation Note).
See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$14,042,694,955
Receivables:
Fund Shares Sold	12,588,311
Prepaid Expenses and Other Assets	71,557
Total Assets	14,055,354,823
LIABILITIES:
Payables:
Fund Shares Redeemed	43,679,787
Due to Advisor	528,628
Due to Directors'/Trustees'	210,666
Due to CCO	1,536
Accrued Expenses and Other Liabilities	174,282
Total Liabilities	44,594,899
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$14,010,759,924
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 441,643,287, $0.01 Par Value (1)Ж	$31.72
(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000
NET ASSETS CONSIST OF:
Paid-In Capital	$8,051,520,279
Total Distributable Earnings (Loss)	5,959,239,645
NET ASSETS	$14,010,759,924

Ж
Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

DFA International Value Portfolio
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $19,931,630)	$218,857,938
Income from Securities Lending, Net	1,598,433
Expenses Allocated from Affiliated Investment Companies	(13,393,866)
Total Net Investment Income Allocated from Affiliated Investment Companies	207,062,505
Fund Expenses
Investment Management Fees	15,948,489
Accounting Fees	20,206
Custodian Fees	7
Transfer Agent Fees
Institutional Class Shares	29,271
Shareholder Servicing Fees
Institutional Class Shares	694,729
Filing Fees
Institutional Class Shares	50,233
Shareholders' Reports
Institutional Class Shares	166,315
Directors'/Trustees' Fees & Expenses	52,348
CCO Fees	3,661
Professional Fees	45,122
Previously Waived Fees Recovered by Advisor (Note C)
Institutional Class Shares	57,234
Reflow Fees	327,293
Other	4,530
Total Fund Expenses	17,399,438
Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	12,930,996
Net Expenses	4,468,442
Net Investment Income (Loss)	202,594,063
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	264,903,173
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,823,358,087
Net Realized and Unrealized Gain (Loss)	2,088,261,260
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,290,855,323
See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS

	DFA International Value Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income Allocated from Affiliated Investment Company	$202,594,063	$374,964,053
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	264,903,173	134,859,974
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	1,823,358,087	2,334,150,953
Net Increase (Decrease) in Net Assets Resulting from Operations	2,290,855,323	2,843,974,980
Distributions:
Institutional Class Shares	(260,981,534)	(357,521,425)
Capital Share Transactions (1):
Shares Issued	1,769,840,029	2,274,437,985
Shares Issued in Lieu of Cash Distributions	254,984,805	349,963,278
Shares Redeemed	(1,701,097,464)	(2,268,911,729)
Net Increase (Decrease) from Capital Share Transactions	323,727,370	355,489,534
Total Increase (Decrease) in Net Assets	2,353,601,159	2,841,943,089
Net Assets
Beginning of Period	11,657,158,765	8,815,215,676
End of Period	$14,010,759,924	$11,657,158,765
(1) Shares Issued and Redeemed:
Shares Issued	59,121,968	96,180,646
Shares Issued in Lieu of Cash Distributions	8,975,432	14,473,172
Shares Redeemed	(57,282,508)	(95,207,369)
Net Increase (Decrease) from Shares Issued and Redeemed	10,814,892	15,446,449
See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA International Value Portfolio
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$27.06	$21.22	$18.17	$16.19	$19.80	$13.54
Income from Investment Operations (A)
Net Investment Income (Loss)	0.47	0.88	0.78	0.80	0.79	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	4.80	5.80	3.17	1.96	(3.49)	6.23
Total from Investment Operations	5.27	6.68	3.95	2.76	(2.70)	6.85
Less Distributions:
Net Investment Income	(0.61)	(0.84)	(0.90)	(0.78)	(0.87)	(0.59)
Net Realized Gains	—	—	—	—	(0.04)	—
Total Distributions	(0.61)	(0.84)	(0.90)	(0.78)	(0.91)	(0.59)
Net Asset Value, End of Period	$31.72	$27.06	$21.22	$18.17	$16.19	$19.80
Total Return	19.74%(B)	32.03%	21.92%	16.93%	(13.90%)	50.90%
Net Assets, End of Period (thousands)	$14,010,760	$11,657,159	$8,815,216	$8,238,127	$7,492,497	$8,312,480
Ratio of Expenses to Average Net Assets (C)	0.28%(D)	0.28%	0.29%	0.29%	0.30%	0.36%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.48%(D)	0.48%	0.49%	0.49%	0.50%	0.56%
Ratio of Net Investment Income to Average Net Assets	3.18%(D)	3.73%	3.75%	4.27%	4.30%	3.36%
Portfolio Turnover Rate	3%(B)	13%	13%	13%	15%	9%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2026, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors (the "Board") of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolio, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i)the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
3. Securities Transactions and Related Income: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions.
4. Other: Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolio. For the six months ended April 30, 2026, the Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
DFA International Value Portfolio	0.25%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, as described in the notes below. In addition to the permanent fee waiver, the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement, with respect to the total management fees paid to the Advisor, will remain in effect permanently, unless terminated by the Portfolio's Board of Directors. The remaining portion of the Fee Waiver Agreement will remain in effect through February 28, 2027, may only be terminated by the Fund’s Board prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2026, the Portfolio had an expense limit and total management fee limit based on a percentage of its average net assets on an annualized basis, as reflected below. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2026, waived fees/assumed expenses during the six months ended April 30, 2026, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below.
Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
DFA International Value Portfolio (1)	0.28%	0.25%	$57,234	$12,930,996

(1) The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the
Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Short Term Series"), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). In addition to the Permanent Fee
Waiver, effective February 28, 2025, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies managed by the Advisor, except for the expenses that the Portfolio incurs indirectly through investments of securities lending cash collateral in Short Term
Series and unaffiliated money market funds) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the
Portfolio to the rate listed above as a percentage of the average net assets of each class of the Portfolio on an annualized basis (the “Expense
Limitation Amount”). Prior to February 28, 2025,  the Advisor had contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the Expense Limitation Amount. At any time that the Portfolio Expenses of a class of the Portfolio are less than the applicable Expense
Limitation Amount/Total Management Fee Limit listed above for the Portfolio, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation
Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by the
Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

	Previously Waived Fees/Assumed Expenses Subject to Future Recovery Expiring
	10/31/2026	10/31/2027	10/31/2028	4/30/2029	Total
DFA International Value Portfolio	$—	$—	$282,847	$170,958	$453,805

Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2026, the total related amounts paid by the Fund to the CCO were $13,977.
D. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows:
DFA International Value Portfolio	$153,852

E. Federal Income Taxes:
The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, for financial reporting purposes they are charged or credited to paid-in capital with an offset to distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2025, occurred as a result of realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, redemption in-kind transactions, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2024, and October 31, 2025, were as follows:
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio
2024	$390,124,735	—	$390,124,735
2025	357,521,425	—	357,521,425

As of October 31, 2025, the components of distributable earnings (accumulated losses) were as follows:
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio	$183,885,241	—	$(58,659,521)	$3,804,327,741	$3,929,553,461
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2025, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date:
Total
DFA International Value Portfolio	$58,659,521
During the year ended October 31, 2025, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes:
DFA International Value Portfolio	$23,502,107

As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio	$8,438,517,017	$5,841,939,237	—	$5,841,939,237

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Portfolio recognizes the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
F. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
G. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"), the Fund's Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolio's chief operating decision maker ("CODM"). The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. The Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by the Portfolio’s investment objective and principal investment strategies, as described in the Portfolio’s prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in the Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
H. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
I. Other:
As of April 30, 2026, the following number of shareholders, each holding greater than 5% of the Portfolio, held the following approximate percentages of the Portfolio's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors. Significant shareholder transactions by these shareholders, if any, may impact the Portfolio's performance.
	Number of Shareholders	Approximate Percentage of Outstanding Shares	Approximate Percentage of Outstanding Shares Held by Advisor and/or Affiliates
DFA International Value Portfolio	2	55%	0%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio's financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
J. ReFlow Redemption Service:
The Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolio’s Policy Regarding Excessive Short-Term Trading.
During the six months ended April 30, 2026, the Portfolio’s activity in the program was as follows:
	Value of Purchases	Service Fees
DFA International Value Portfolio	$233,780,730	$327,293
K. Subsequent Event Evaluations:
Management has evaluated the impact of all  subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.7%)
AUSTRALIA — (5.7%)
	Ampol Ltd.	12,146	$307,544
	Ansell Ltd.	19,794	379,714
	ANZ Group Holdings Ltd.	3,810,693	101,217,760
	Aurizon Holdings Ltd.	4,424,711	13,367,136
#	Bendigo & Adelaide Bank Ltd.	701,615	5,423,554
	BlueScope Steel Ltd.	2,726,750	59,276,758
	Challenger Ltd.	916,935	5,707,161
	Cleanaway Waste Management Ltd.	1,393,839	2,236,116
	Dyno Nobel Ltd.	4,245,410	10,080,723
#	Endeavour Group Ltd.	2,291,375	5,547,419
	Evolution Mining Ltd.	4,645,105	41,068,041
	Fortescue Ltd.	2,565,821	36,981,356
	Harvey Norman Holdings Ltd.	2,588,440	8,460,013
	National Australia Bank Ltd.	4,342,063	125,606,004
#*	NEXTDC Ltd.	47,679	494,905
	Northern Star Resources Ltd.	1,216,186	18,641,979
	Orica Ltd.	1,865,299	28,450,504
	Origin Energy Ltd.	3,452,895	30,192,487
	Perseus Mining Ltd.	1,416,439	5,676,645
	QBE Insurance Group Ltd.	2,720,692	44,069,401
	Ramelius Resources Ltd.	61,406	152,408
#	Ramsay Health Care Ltd.	32,901	930,671
	Rio Tinto Ltd.	776,129	95,067,695
*	Sandfire Resources Ltd.	298,378	3,604,884
	Santos Ltd.	11,721,917	67,534,567
	Sonic Healthcare Ltd.	1,254,341	17,947,894
	South32 Ltd. (S32 AU)	9,713,908	28,787,621
	Suncorp Group Ltd.	2,725,857	33,921,590
	TPG Telecom Ltd.	459,315	1,389,232
	Westpac Banking Corp.	5,237,352	146,523,635
	Whitehaven Coal Ltd.	3,326,578	20,327,486
	Woodside Energy Group Ltd. (WDS AU)	3,368,775	80,539,459
	Worley Ltd.	893,658	7,655,273
#	Yancoal Australia Ltd.	1,435,160	7,896,665
TOTAL AUSTRALIA			1,055,464,300
		Shares	Value»
AUSTRIA — (0.2%)
	Erste Group Bank AG	138,521	$15,306,016
	OMV AG	240,384	16,968,728
TOTAL AUSTRIA			32,274,744
BELGIUM — (0.9%)
	Ageas SA	487,329	38,189,357
	Anheuser-Busch InBev SA (ABI BB)	777,993	58,786,375
	CMB Tech NV	105,575	1,456,220
	KBC Group NV	432,489	57,563,387
	Syensqo SA	5,489	364,136
TOTAL BELGIUM			156,359,475
CANADA — (12.1%)
	Agnico Eagle Mines Ltd. (AEM US)	5	941
	AltaGas Ltd.	450,341	16,878,463
	ARC Resources Ltd.	695,586	16,499,268
	Bank of Montreal (BMO CN)	1,808	275,310
#	Bank of Montreal (BMO US)	1,308,032	198,951,667
	Bank of Nova Scotia (BNS CN)	503,391	39,163,957
#	Bank of Nova Scotia (BNS US)	1,310,049	101,921,812
	Barrick Mining Corp. (B US)	6,171,672	242,793,576
	BCE, Inc. (BCE US)	52,487	1,248,141
	Brookfield Wealth Solutions Ltd.	5,631	254,127
#	Canadian Imperial Bank of Commerce (CM CN)	842,271	93,983,889
#	Canadian Imperial Bank of Commerce (CM US)	412,141	45,928,993
	Canadian Pacific Kansas City Ltd. (CP CN)	41,072	3,572,162
	Canadian Pacific Kansas City Ltd. (CP US)	289,300	25,157,528
#	Canadian Tire Corp. Ltd., Class A	45,387	6,312,113
	Cenovus Energy, Inc. (CVE CN)	201,738	5,902,064

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Cenovus Energy, Inc. (CVE US)	3,678,868	$107,570,100
	Equinox Gold Corp. (EQX CN)	179,100	2,502,535
#	Equinox Gold Corp. (EQX US)	141,636	1,977,239
	Fairfax Financial Holdings Ltd.	60,366	104,465,377
*	First Quantum Minerals Ltd.	1,335,542	32,701,528
	iA Financial Corp., Inc.	326,753	42,053,196
	IGM Financial, Inc.	94,256	5,254,910
#	Imperial Oil Ltd. (IMO US)	509	68,216
#*	Ivanhoe Mines Ltd., Class A	33,448	270,864
	Kinross Gold Corp. (K CN)	1,579,614	47,852,995
	Kinross Gold Corp. (KGC US)	62	1,875
#	Lundin Mining Corp.	1,494,240	38,347,411
	Magna International, Inc. (MGA US)	547,938	34,887,212
	Manulife Financial Corp. (MFC CN)	450,447	17,711,469
	Manulife Financial Corp. (MFC US)	2,517,875	98,927,309
	Nutrien Ltd. (NTR US)	1,766,865	134,281,725
	Pan American Silver Corp. (PAAS US)	385,484	20,156,958
	Pembina Pipeline Corp. (PBA US)	423,296	19,691,730
#	Pembina Pipeline Corp. (PPL CN)	68,815	3,203,278
	Rogers Communications, Inc. (RCI US), Class B	345,858	12,599,607
	Rogers Communications, Inc. (RCIB CN), Class B	18,717	681,382
	Saputo, Inc.	34	1,030
	Sun Life Financial, Inc. (SLF CN)	33,100	2,384,877
	Suncor Energy, Inc. (SU CN)	840,913	57,623,018
	Suncor Energy, Inc. (SU US)	2,343,254	160,419,169
	Teck Resources Ltd. (TECK US), Class B	1,715,498	100,236,548
		Shares	Value»
CANADA — (Continued)
	Teck Resources Ltd. (TECKB CN), Class B	83	$4,846
	Toronto-Dominion Bank (TD CN)	196,240	21,140,206
#	Toronto-Dominion Bank (TD US)	2,264,467	243,883,096
#	Tourmaline Oil Corp.	1,579,482	76,511,882
	West Fraser Timber Co. Ltd. (WFG CN)	8,500	538,153
	Whitecap Resources, Inc. WCP CN	2,646,077	31,226,572
TOTAL CANADA			2,218,020,324
DENMARK — (1.8%)
#	AP Moller - Maersk AS (MAERSKA DC), Class A	6,529	15,353,670
#	AP Moller - Maersk AS (MAERSKB DC), Class B	9,401	22,320,058
	Carlsberg AS, Class B	291,587	39,506,542
	Danske Bank AS	945,349	48,598,959
#*	Demant AS	56,585	1,794,512
#	DSV AS	390,713	96,091,877
*	Genmab AS (GMAB DC)	69,908	18,509,992
#	Jyske Bank AS	3,144	437,689
#	Novonesis Novozymes B, Class B	925,882	56,891,501
	Rockwool AS ROCKB DC, Class B	31,878	927,984
	Tryg AS	599,696	14,409,846
	Vestas Wind Systems AS	403,888	12,419,311
TOTAL DENMARK			327,261,941
FINLAND — (1.0%)
	Fortum OYJ	7,651	192,752
#	Nokia OYJ (NOK US), Sponsored ADR	1,331,054	17,183,907
	Nokia OYJ (NOKIA FH)	10,634,499	135,127,931
	Nordea Bank Abp (NDA FH)	4,019	75,577
	Nordea Bank Abp (NDA SS)	1,462,117	27,410,434
#	UPM-Kymmene OYJ	308,637	9,247,640
TOTAL FINLAND			189,238,241
FRANCE — (10.0%)
*	Alstom SA	128,122	2,574,520

The DFA International Value Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
Ω	Amundi SA	67,754	$6,548,847
	BNP Paribas SA	1,245,833	130,839,183
	Bollore SE	1,793,750	11,326,711
	Bouygues SA	917,705	54,272,844
	Capgemini SE	124,496	15,140,744
	Carrefour SA	357,606	7,129,181
	Cie de Saint-Gobain SA	1,628,883	149,237,902
	Cie Generale des Etablissements Michelin SCA	2,685,418	97,281,988
	Credit Agricole SA	1,088,951	21,269,509
	Eiffage SA	284,086	45,802,709
	Engie SA	6,468,067	213,203,859
	Kering SA	11,625	3,198,192
	Orange SA (ORA FP)	7,133,543	148,537,083
	Pernod Ricard SA	218,143	16,217,158
	Publicis Groupe SA (PUB FP)	391,084	36,541,826
	Renault SA	608,264	21,367,829
	Rexel SA	489,711	20,711,473
	Sanofi SA (SAN FP)	1,116,059	104,436,840
	Societe Generale SA	2,007,247	161,583,408
#	STMicroelectronics NV (STM FP)	34,165	1,861,172
	STMicroelectronics NV (STM US)	309,897	17,087,721
	TotalEnergies SE (TTE FP)	5,829,143	541,956,026
TOTAL FRANCE			1,828,126,725
GERMANY — (7.6%)
*	Aumovio SE	135,643	5,882,610
	BASF SE	3,226,605	206,943,341
	Bayer AG	2,758,893	123,702,406
	Bayerische Motoren Werke AG	725,332	66,377,418
	Commerzbank AG	2,497,524	103,232,366
	Continental AG	345,236	26,121,607
	Daimler Truck Holding AG	1,908,515	96,261,474
	Deutsche Bank AG (DB US)	1,042,151	32,358,789
	Deutsche Bank AG (DBK GR)	2,533,328	78,708,039
	Deutsche Lufthansa AG	524,114	4,490,840
	Deutsche Post AG	1,994,487	118,101,967
	Deutsche Telekom AG (DTE GR)	1,022,358	33,022,814
Ω	DWS Group GmbH & Co. KGaA	36,632	2,537,503
	E.ON SE	4,815,808	106,933,011
		Shares	Value»
GERMANY — (Continued)
	Fresenius Medical Care AG (FME GR)	264,506	$11,968,488
	Fresenius SE & Co. KGaA	565,563	27,389,966
Ω	Hapag-Lloyd AG	7,366	953,737
	Heidelberg Materials AG	515,580	113,759,169
	Henkel AG & Co. KGaA	147,291	10,150,685
	Mercedes-Benz Group AG	2,103,162	122,593,529
	Merck KGaA	96,118	12,446,036
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,745	4,034,669
	RWE AG	956,880	69,672,820
#Ω	Siemens Healthineers AG	47,809	1,960,368
*	Talanx AG	61,585	8,027,003
	Volkswagen AG	60,575	6,254,159
TOTAL GERMANY			1,393,884,814
HONG KONG — (1.2%)
	BOC Hong Kong Holdings Ltd.	7,678,000	44,165,300
Ω	Budweiser Brewing Co. APAC Ltd.	2,246,100	2,214,633
	Cathay Pacific Airways Ltd.	7,060,999	10,495,158
	CK Asset Holdings Ltd.	1,259,303	7,932,665
	CK Hutchison Holdings Ltd.	3,694,984	30,853,803
	CK Infrastructure Holdings Ltd.	239,000	2,012,041
	Galaxy Entertainment Group Ltd.	2,930,000	12,500,445
	Hang Lung Properties Ltd.	52,000	61,133
#	Henderson Land Development Co. Ltd.	760,485	3,005,974
	HKT Trust & HKT Ltd.	828,000	1,343,141
	Hong Kong & China Gas Co. Ltd.	4,171,000	3,861,604
#	MTR Corp. Ltd.	709,433	3,031,526
	Sino Land Co. Ltd.	4,782,656	7,669,320
	Sun Hung Kai Properties Ltd.	1,853,420	32,447,968
	Swire Pacific Ltd. (19 HK), Class A	1,088,500	11,839,598
	Swire Pacific Ltd. (87 HK), Class B	2,692,500	4,579,804

The DFA International Value Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
Ω	WH Group Ltd.	34,638,196	$42,364,112
#	Xinyi Glass Holdings Ltd.	1,359,633	1,687,456
TOTAL HONG KONG			222,065,681
IRELAND — (0.2%)
	AIB Group PLC	1,075,655	12,398,587
	Bank of Ireland Group PLC	1,531,862	30,173,679
TOTAL IRELAND			42,572,266
ISRAEL — (1.2%)
	Ashtrom Group Ltd.	6,797	168,065
	Bank Hapoalim BM	1,744,949	46,817,033
	Bank Leumi Le-Israel BM	2,824,004	71,488,656
	Clal Insurance Enterprises Holdings Ltd.	232,209	20,065,419
	Delek Group Ltd.	40,265	13,838,449
	Harel Insurance Investments & Financial Services Ltd.	345,286	21,380,782
	ICL Group Ltd.	236,736	1,267,643
	Israel Discount Bank Ltd., Class A	3,035,053	33,764,517
*	Migdal Insurance & Financial Holdings Ltd.	1,344,878	8,592,888
	Phoenix Financial Ltd.	45,853	2,758,912
TOTAL ISRAEL			220,142,364
ITALY — (1.9%)
	Banco BPM SpA	2,118,518	30,868,992
#	BPER Banca SpA	33,502	494,549
	Eni SpA (ENI IM)	5,909,771	167,107,072
#	Intesa Sanpaolo SpA	342,767	2,328,837
*	Stellantis NV (STLA US)	208,034	1,514,488
*	Stellantis NV (STLAM IM)	3,193,828	23,436,229
*	Telecom Italia SpA (TIT IM)	3,633,700	2,867,642
#	Tenaris SA (TS US), ADR	322,197	20,588,388
	UniCredit SpA	1,404,356	108,531,937
TOTAL ITALY			357,738,134
JAPAN — (20.8%)
	77 Bank Ltd.	24,900	479,349
	Acom Co. Ltd.	377,600	1,211,856
		Shares	Value»
JAPAN — (Continued)
	AGC, Inc.	723,500	$25,947,546
	Air Water, Inc.	340,286	4,826,989
	Aisin Corp.	1,850,200	29,339,388
	Alfresa Holdings Corp.	101,599	1,533,808
	ALSOK Co. Ltd.	18,700	141,444
	Amada Co. Ltd.	1,035,600	17,511,545
	Asahi Group Holdings Ltd.	4,587,343	45,165,273
	Asahi Kasei Corp.	3,997,735	39,337,091
	Bridgestone Corp.	1,650,600	34,301,194
	Brother Industries Ltd.	694,400	13,186,804
	Canon Marketing Japan, Inc.	279,800	6,368,031
	Chiba Bank Ltd.	1,064,000	14,686,607
	Coca-Cola Bottlers Japan Holdings, Inc.	195,213	4,232,657
	COMSYS Holdings Corp.	106,299	3,827,989
	Cosmo Energy Holdings Co. Ltd.	547,400	13,993,843
	Credit Saison Co. Ltd.	502,392	13,915,669
	Dai Nippon Printing Co. Ltd.	571,900	10,832,433
	Daiichi Life Group, Inc.	5,762,888	52,763,154
	Daiwa House Industry Co. Ltd.	1,287,300	39,276,755
	Daiwa Securities Group, Inc.	1,687,888	15,887,863
	Denso Corp.	2,565,100	30,647,948
#*	Dentsu Group, Inc.	216,200	4,104,733
	Dowa Holdings Co. Ltd.	1,900	115,618
	ENEOS Holdings, Inc.	10,569,903	88,771,150
	Fuji Media Holdings, Inc.	108,300	2,678,999
	FUJIFILM Holdings Corp.	1,313,200	24,167,642
	Fukuoka Financial Group, Inc.	260,600	10,638,519
	Fuyo General Lease Co. Ltd.	16,900	467,914
	Gunma Bank Ltd.	260,300	3,564,166
	Hachijuni Nagano Bank Ltd.	651,143	8,821,909
	Hakuhodo DY Holdings, Inc.	136,099	913,842
	Hankyu Hanshin Holdings, Inc.	606,000	17,567,399
	Haseko Corp.	682,372	11,783,899
	Hitachi Construction Machinery Co. Ltd.	338,399	11,845,078
	Hokuhoku Financial Group, Inc.	14,900	568,032

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Honda Motor Co. Ltd. (7267 JP)	8,999,800	$73,028,284
	Hulic Co. Ltd.	108,100	1,219,203
	Idemitsu Kosan Co. Ltd.	3,113,310	26,638,513
	Iida Group Holdings Co. Ltd.	260,151	3,679,668
	INFRONEER Holdings, Inc.	50,600	688,853
#	Inpex Corp.	3,458,483	90,163,276
	Isetan Mitsukoshi Holdings Ltd.	80,200	1,524,047
	Isuzu Motors Ltd.	1,884,400	25,964,226
	Iwatani Corp.	137,200	1,686,677
	Iyogin Holdings, Inc.	184,600	3,557,497
	J Front Retailing Co. Ltd.	828,217	12,053,134
	Japan Airlines Co. Ltd.	333,500	5,244,577
	Japan Post Bank Co. Ltd.	141,100	2,421,314
	Japan Post Holdings Co. Ltd.	635,510	7,370,044
	Japan Post Insurance Co. Ltd.	439,200	4,282,468
	JFE Holdings, Inc.	1,169,460	12,843,411
	JTEKT Corp.	272,401	3,326,935
	Kajima Corp.	263,600	10,302,557
	Kamigumi Co. Ltd.	315,700	10,433,999
#	Kawasaki Kisen Kaisha Ltd.	618,400	10,082,020
	Kinden Corp.	141,700	7,592,425
	Kobe Steel Ltd.	891,477	10,986,585
	Koito Manufacturing Co. Ltd.	372,901	6,050,097
	Komatsu Ltd.	533,800	22,856,248
	Kubota Corp. (6326 JP)	2,021,120	32,993,656
	Kuraray Co. Ltd.	1,089,891	11,446,659
	Kyocera Corp.	1,058,649	18,395,058
	Kyoto Financial Group, Inc.	454,716	12,568,868
	Kyowa Kirin Co. Ltd.	15,600	235,028
	Kyushu Financial Group, Inc.	402,700	3,288,668
	Lixil Corp.	547,485	5,653,321
	LY Corp.	3,325,600	8,747,082
	Makita Corp. (6586 JP)	35,000	1,299,654
	Marubeni Corp.	598,300	23,286,477
	Mazda Motor Corp.	953,256	6,136,034
	Mebuki Financial Group, Inc.	1,565,010	12,993,242
	Medipal Holdings Corp.	285,450	5,100,228
		Shares	Value»
JAPAN — (Continued)
	MEIJI Holdings Co. Ltd.	660,562	$15,678,357
	Minebea Mitsumi, Inc.	442,000	8,836,933
	Mitsubishi Chemical Group Corp.	3,645,659	21,372,467
	Mitsubishi Corp.	996,400	31,911,321
	Mitsubishi Electric Corp.	168,200	6,750,030
	Mitsubishi Estate Co. Ltd.	1,171,441	33,383,989
	Mitsubishi Gas Chemical Co., Inc.	554,400	15,608,975
	Mitsubishi HC Capital, Inc.	3,189,000	28,966,018
	Mitsubishi Logistics Corp.	530,500	4,751,687
	Mitsubishi Materials Corp.	6,700	220,783
#	Mitsubishi Motors Corp.	165,938	324,085
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	7,701,450	138,339,877
	Mitsui & Co. Ltd. (8031 JP)	790,964	29,697,461
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	18,174	13,711,011
	Mitsui Chemicals, Inc.	1,572,320	19,180,853
	Mitsui Fudosan Co. Ltd.	2,417,700	26,478,707
#	Mitsui OSK Lines Ltd.	793,900	29,988,882
	Mizuho Financial Group, Inc. (8411 JP)	2,442,180	105,020,286
	MS&AD Insurance Group Holdings, Inc.	1,064,859	27,381,856
	NGK Corp.	700,300	22,171,870
	NH Foods Ltd.	302,867	12,478,753
	NHK Spring Co. Ltd.	274,000	5,006,285
	Nikon Corp.	232,800	2,575,606
	Nippon Electric Glass Co. Ltd.	44,195	2,307,085
	Nippon Express Holdings, Inc.	925,869	24,317,245
	Nippon Paint Holdings Co. Ltd.	158,900	1,002,187
#	Nippon Steel Corp.	4,813,065	17,719,293
	Nippon Television Holdings, Inc.	56,400	1,072,204
#	Nippon Yusen KK	1,068,700	38,407,670
#*	Nissan Motor Co. Ltd.	1,902,479	4,352,903

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nisshin Seifun Group, Inc.	427,656	$5,462,537
	Niterra Co. Ltd.	373,000	20,162,705
#	Nitori Holdings Co. Ltd.	91,300	1,319,903
	NOK Corp.	164,265	2,921,199
	Nomura Holdings, Inc. (8604 JP)	5,116,202	40,979,884
	Nomura Real Estate Holdings, Inc.	2,836,500	18,506,029
	NSK Ltd.	71,500	580,749
	Obayashi Corp.	420,882	9,895,217
	Oji Holdings Corp.	3,428,000	18,022,336
	Omron Corp.	143,652	5,159,956
	Ono Pharmaceutical Co. Ltd.	766,095	11,330,665
	Open House Group Co. Ltd.	122,500	7,209,569
	ORIX Corp. (8591 JP)	2,008,800	67,609,160
	Panasonic Holdings Corp.	4,415,799	90,328,727
	Resona Holdings, Inc.	4,095,139	51,220,614
	Resonac Holdings Corp.	742,924	67,988,001
	Ricoh Co. Ltd.	1,667,600	14,063,081
	Rinnai Corp.	81,100	1,843,154
	Rohm Co. Ltd.	311,765	6,745,018
	SBI Holdings, Inc.	1,237,898	24,978,319
	Seiko Epson Corp.	770,200	10,359,753
	Seino Holdings Co. Ltd.	411,100	6,301,159
	Sekisui Chemical Co. Ltd.	550,100	8,429,658
	Sekisui House Ltd.	1,749,000	38,082,670
	Seven & i Holdings Co. Ltd.	2,432,000	29,011,178
	Shimamura Co. Ltd.	177,200	3,710,817
	Shimizu Corp.	2,126	41,075
	Shizuoka Financial Group, Inc.	745,600	13,089,468
	SoftBank Group Corp.	3,328,500	113,697,585
	Sojitz Corp.	655,840	24,564,293
	Sompo Holdings, Inc.	317,300	11,808,447
	Stanley Electric Co. Ltd.	442,700	8,640,119
	Subaru Corp.	2,044,184	30,448,538
	SUMCO Corp.	921,910	14,708,744
	Sumitomo Chemical Co. Ltd.	1,234,388	4,027,912
	Sumitomo Corp.	1,500,200	55,780,695
	Sumitomo Electric Industries Ltd.	2,995,700	197,219,557
	Sumitomo Forestry Co. Ltd.	1,868,600	16,886,784
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Heavy Industries Ltd.	313,223	$10,597,464
	Sumitomo Metal Mining Co. Ltd.	204,664	12,583,333
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	5,498,799	194,157,372
	Sumitomo Mitsui Trust Group, Inc.	1,091,587	36,495,378
	Sumitomo Realty & Development Co. Ltd.	1,901,400	58,942,626
	Sumitomo Rubber Industries Ltd.	572,655	7,426,685
	Suntory Beverage & Food Ltd.	169,600	4,887,591
	Suzuken Co. Ltd.	117,500	4,159,050
	Suzuki Motor Corp.	2,281,400	25,513,879
	T&D Holdings, Inc.	203,600	4,932,823
	Taiheiyo Cement Corp.	330,146	7,495,570
	Takashimaya Co. Ltd.	776,724	9,234,795
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	2,496,671	83,470,657
	TBS Holdings, Inc.	65,400	2,313,194
	Tokyo Century Corp.	487,500	6,696,719
	Tokyo Tatemono Co. Ltd.	870,300	20,026,275
	Tokyu Fudosan Holdings Corp.	2,665,000	22,690,159
	TOPPAN Holdings, Inc.	587,100	17,450,699
	Toray Industries, Inc.	2,560,900	18,386,619
	Tosoh Corp.	958,800	14,774,857
	TOTO Ltd.	145,800	5,121,697
	Toyo Seikan Group Holdings Ltd.	385,349	7,992,396
	Toyo Tire Corp.	409,266	10,034,425
	Toyoda Gosei Co. Ltd.	173,000	5,104,700
	Toyota Boshoku Corp.	189,200	2,676,916
	Toyota Motor Corp. (7203 JP)	11,865,838	227,769,601
#	Toyota Motor Corp. (TM US), Sponsored ADR	104,454	20,119,929
	Toyota Tsusho Corp.	1,509,900	59,272,314
	Yakult Honsha Co. Ltd.	75,500	1,314,763
	Yamada Holdings Co. Ltd.	211,728	705,924
	Yamaguchi Financial Group, Inc.	157,706	2,709,857
	Yamaha Corp.	54,300	387,511

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Yamaha Motor Co. Ltd.	3,081,200	$21,642,269
	Yamato Holdings Co. Ltd.	340,500	3,857,640
	Yamato Kogyo Co. Ltd.	72,400	5,526,416
	Yokohama Financial Group, Inc.	1,803,900	17,123,698
	Yokohama Rubber Co. Ltd.	564,500	22,976,130
TOTAL JAPAN			3,820,286,054
NETHERLANDS — (4.0%)
	ABN AMRO Bank NV	682,217	23,752,624
	Aegon Ltd. (AGN NA)	2,863,375	23,727,638
#	Akzo Nobel NV	335,713	19,705,233
	ArcelorMittal SA (MT NA)	317,689	18,443,476
#	ArcelorMittal SA (MT US)	640,003	36,614,578
#	ASR Nederland NV	633,059	48,086,792
	Coca-Cola Europacific Partners PLC	103,055	9,802,281
	HAL Trust	8,385	1,678,944
	Heineken NV	472,131	36,755,285
	ING Groep NV (INGA NA)	4,971,616	143,885,409
	Koninklijke Ahold Delhaize NV (AD NA)	4,003,663	187,805,245
	Koninklijke KPN NV	7,233,183	38,679,761
#	Koninklijke Philips NV (PHG US)	630,121	16,597,387
#	Koninklijke Philips NV (PHIA NA)	975,998	25,744,648
	NN Group NV	1,010,877	88,485,906
#	Prosus NV (PRX NA)	205,561	9,951,817
#	Universal Music Group NV	12,589	263,961
TOTAL NETHERLANDS			729,980,985
NEW ZEALAND — (0.1%)
	Auckland International Airport Ltd.	2,944,778	14,374,782
*	Fletcher Building Ltd. (FBU NZ)	1,423,634	2,351,688
	Fonterra Co-Operative Group Ltd.	293,628	1,136,477
	Infratil Ltd.	499,849	3,682,145
	Mercury NZ Ltd.	579,436	2,294,138
	Meridian Energy Ltd.	281,642	945,543
		Shares	Value»
NEW ZEALAND — (Continued)
	Summerset Group Holdings Ltd.	152,761	$736,662
TOTAL NEW ZEALAND			25,521,435
NORWAY — (1.0%)
	Aker BP ASA	622,602	24,338,938
	Austevoll Seafood ASA	156,937	1,588,501
Ω	Bw Lpg Ltd. BWLP US	11,554	230,387
Ω	BW LPG Ltd. BWLPG NO	280,178	5,622,373
	DNB Bank ASA	1,058,098	32,042,740
	Equinor ASA	1,025,603	41,739,196
	Hafnia Ltd.	384,509	3,412,908
	Leroy Seafood Group ASA	24,093	118,172
	Norsk Hydro ASA	2,197,036	24,324,340
	Odfjell Drilling Ltd.	11,323	121,918
	Sparebank 1 Oestlandet	1,244	27,294
	SpareBank 1 Sor-Norge ASA	354,504	7,661,430
	Stolt-Nielsen Ltd.	34,091	1,112,024
	Subsea 7 SA	573,605	20,663,416
	TGS ASA	10,865	176,676
	Wallenius Wilhelmsen ASA	540,692	6,956,828
	Wilh Wilhelmsen Holding ASA, Class A	10,636	795,543
	Yara International ASA	151,606	8,826,033
TOTAL NORWAY			179,758,717
PORTUGAL — (0.0%)
#	EDP Renovaveis SA	354,112	5,921,026
SINGAPORE — (0.9%)
	CapitaLand Investment Ltd.	2,777,800	6,092,048
	City Developments Ltd.	12,600	81,093
	Genting Singapore Ltd.	5,312,600	2,850,839
	Hongkong Land Holdings Ltd.	1,460,900	11,549,922
	Jardine Cycle & Carriage Ltd.	221,500	5,688,810
	Keppel Ltd.	4,110,800	35,186,045
	Keppel REIT	456,755	321,585
	Oversea-Chinese Banking Corp. Ltd.	1,793,200	30,937,361
	Seatrium Ltd.	1,638,714	3,037,942

The DFA International Value Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Singapore Airlines Ltd.	2,192,000	$10,856,378
	United Overseas Bank Ltd.	1,606,700	45,757,305
	UOL Group Ltd.	974,274	8,150,496
	Wilmar International Ltd.	2,996,800	8,547,993
TOTAL SINGAPORE			169,057,817
SPAIN — (3.6%)
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	3,170,125	70,003,963
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	221	4,889
	Banco de Sabadell SA	862,269	3,343,015
	Banco Santander SA (SAN SM)	32,206,047	392,988,364
	CaixaBank SA	6,214,356	79,098,443
Ω	Cellnex Telecom SA	66,934	2,253,173
	Mapfre SA	355,435	1,739,970
	Repsol SA (REP SM)	4,193,907	112,653,188
TOTAL SPAIN			662,085,005
SWEDEN — (2.1%)
#	AAK AB	7,125	204,380
*	Asmodee Group AB, Class B	15,312	205,779
	Beijer Ref AB, Class B	930	13,176
*	Boliden AB	1,013,858	53,293,830
	Elekta AB, Class B	4,468	25,949
#	Essity AB (ESSITYB SS), Class B	887,978	23,571,943
#	Getinge AB, Class B	227,238	4,574,720
#	Hexagon AB, Class B	1,217,940	13,305,921
#	Hexpol AB	212,737	1,736,756
	Holmen AB (HOLMA SS), Class A	5,562	190,075
#	Holmen AB (HOLMB SS), Class B	176,174	6,077,992
#	Husqvarna AB (HUSQB SS), Class B	203,840	981,973
#*	International Petroleum Corp. (IPCO SS)	109,891	3,094,687
	Loomis AB	351,788	16,382,645
#	Pandox AB	118,934	2,185,791
#	Peab AB, Class B	87,391	849,037
#	Securitas AB, Class B	1,182,770	19,850,371
*Ω	Sinch AB	313,128	993,465
		Shares	Value»
SWEDEN — (Continued)
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	2,936,221	$58,114,182
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	14,462	292,552
	Skanska AB, Class B	735,929	19,875,467
#	SKF AB (SKFB SS), Class B	1,223,067	30,795,265
	SSAB AB (SSABA SS), Class A	564,486	5,080,484
#	SSAB AB (SSABB SS), Class B	1,830,262	16,664,150
	Svenska Cellulosa AB SCA (SCAA SS), Class A	34,534	393,101
#	Svenska Cellulosa AB SCA (SCAB SS), Class B	626,961	7,184,098
	Svenska Handelsbanken AB (SHBA SS), Class A	1,347,720	19,151,009
#	Svenska Handelsbanken AB (SHBB SS), Class B	40,612	980,727
	Swedbank AB, Class A	1,001,439	35,400,089
*	Swedish Orphan Biovitrum AB	20,004	938,449
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	53,095	633,370
	Telia Co. AB	4,570,592	23,897,332
	Trelleborg AB, Class B	537,345	22,062,862
#*	Volvo Car AB, Class B	692,860	1,657,756
TOTAL SWEDEN			390,659,383
SWITZERLAND — (8.1%)
#	Alcon AG	569,260	42,512,009
*	Amrize Ltd.	1,295,000	71,115,680
	Cie Financiere Richemont SA, Class A	697,933	133,945,394
	DSM-Firmenich AG	174,413	13,026,694
	Helvetia Baloise Holding AG	118,885	32,596,368
	Holcim AG (HOLN SW)	1,395,003	129,632,529
	Julius Baer Group Ltd.	495,321	40,713,849
#	Lonza Group AG	100,497	61,787,659
	Novartis AG (NOVN SW)	1,005,063	148,537,928

The DFA International Value Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Novartis AG (NVS US), Sponsored ADR	205,429	$30,372,678
	Sandoz Group AG (SDZ SW)	332,697	26,686,788
	Sandoz Group AG (SDZNY US), ADR	275,714	22,115,020
#	Swiss Life Holding AG	87,340	102,546,104
	Swiss Prime Site AG	93,913	16,274,718
	Swiss Re AG	742,893	119,671,635
	Swisscom AG	94,854	80,230,138
*	UBS Group AG (UBS US)	102,122	4,483,130
	UBS Group AG (UBSG SW)	4,202,565	185,971,050
	Zurich Insurance Group AG	320,141	223,208,712
TOTAL SWITZERLAND			1,485,428,083
UNITED KINGDOM — (13.2%)
	3i Group PLC	431,742	15,015,005
	Anglo American PLC	493,255	24,408,686
	Associated British Foods PLC	239,677	5,968,315
	Barclays PLC (BARC LN)	7,305,202	42,939,326
	Barclays PLC (BCS US), Sponsored ADR	1,376,289	32,218,926
	Barratt Redrow PLC	100,502	342,285
	BP PLC (BP LN)	7,962,719	63,031,537
	BP PLC (BP US), Sponsored ADR	3,782,975	179,237,356
	British American Tobacco PLC (BATS LN)	2,418,176	142,417,993
	British American Tobacco PLC (BTI US), Sponsored ADR	133,418	7,844,978
	BT Group PLC	30,893,447	90,821,620
	Canal & SA	546,690	1,706,525
	Centrica PLC	2,587,352	7,556,987
	Glencore PLC	13,313,624	103,471,220
	HSBC Holdings PLC (HSBA LN)	10,281,407	189,175,992
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	2,129,759	195,639,661
	Informa PLC	19,500	210,836
	Investec PLC	287,556	2,472,032
	J Sainsbury PLC	5,597,297	25,011,236
	Kingfisher PLC	6,401,753	25,173,639
	Shares	Value»
UNITED KINGDOM — (Continued)
Lloyds Banking Group PLC (LLOY LN)	141,879,076	$192,856,495
# Lloyds Banking Group PLC (LYG US), ADR	1,844,768	10,035,538
NatWest Group PLC (NWG LN)	16,850,471	134,397,186
NatWest Group PLC (NWG US), Sponsored ADR	430,402	6,847,696
Pearson PLC (PSO US), Sponsored ADR	139,690	2,050,649
Shell PLC (SHEL LN)	307,658	13,988,215
# Shell PLC (SHEL US), ADR	8,323,331	754,676,422
Standard Chartered PLC	3,879,521	98,791,319
Vodafone Group PLC (VOD LN)	31,281,786	49,773,859
TOTAL UNITED KINGDOM		2,418,081,534
UNITED STATES — (0.1%)
# International Paper Co.	478,448	14,953,176
TOTAL COMMON STOCKS		17,944,882,224
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Bayerische Motoren Werke AG, 5.549%	130,148	11,876,041
Henkel AG & Co. KGaA, 3.334%	368,277	26,798,773
Volkswagen AG, 7.359%	361,104	36,618,914
TOTAL GERMANY		75,293,728
TOTAL INVESTMENT SECURITIES (Cost $9,587,401,489)		18,020,175,952

			Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@§	The DFA Short Term Investment Fund	30,926,819	357,668,667
TOTAL INVESTMENTS — (100.0%)
(Cost $9,945,070,156)			$18,377,844,619

The DFA International Value Series
CONTINUED
As of April 30, 2026, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	477	06/18/26	$157,326,289	$172,763,437	$15,437,148
Total Futures Contracts			$157,326,289	$172,763,437	$15,437,148
As of April 30, 2026, the value of Rule 144A securities amounted to $65,678,598 or 0.4% of net assets.
Summary of the Series' investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$1,055,464,300	—	$1,055,464,300
Austria	—	32,274,744	—	32,274,744
Belgium	—	156,359,475	—	156,359,475
Canada	$2,218,020,324	—	—	2,218,020,324
Denmark	—	327,261,941	—	327,261,941
Finland	17,183,907	172,054,334	—	189,238,241
France	17,087,721	1,811,039,004	—	1,828,126,725
Germany	32,358,789	1,361,526,025	—	1,393,884,814
Hong Kong	—	222,065,681	—	222,065,681
Ireland	—	42,572,266	—	42,572,266
Israel	—	220,142,364	—	220,142,364
Italy	22,102,876	335,635,258	—	357,738,134
Japan	33,830,940	3,786,455,114	—	3,820,286,054
Netherlands	53,211,965	676,769,020	—	729,980,985
New Zealand	—	25,521,435	—	25,521,435
Norway	230,387	179,528,330	—	179,758,717
Portugal	—	5,921,026	—	5,921,026
Singapore	—	169,057,817	—	169,057,817
Spain	4,889	662,080,116	—	662,085,005
Sweden	—	390,659,383	—	390,659,383
Switzerland	62,261,397	1,423,166,686	—	1,485,428,083
United Kingdom	1,188,551,226	1,229,530,308	—	2,418,081,534
United States	—	14,953,176	—	14,953,176
Preferred Stocks
Germany	—	75,293,728	—	75,293,728
Securities Lending Collateral	—	357,668,667	—	357,668,667
Total Investments in Securities	$3,644,844,421	$14,733,000,198	—	$18,377,844,619
Financial Instruments
Assets
Futures Contracts**	15,437,148	—	—	15,437,148
Total Financial Instruments	$15,437,148	—	—	$15,437,148
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.

The Japanese Small Company Series
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (2.2%)
#	Akatsuki, Inc.	46,800	$828,137
	AlphaPolis Co. Ltd.	22,500	156,247
#	Amuse, Inc.	46,100	576,907
#	Anycolor, Inc.	97,623	1,724,001
#	Asahi Net, Inc.	89,000	355,920
	Ateam Holdings Co. Ltd.	5,900	36,460
	Atrae, Inc.	32,500	135,071
	Avex, Inc.	108,685	821,059
#*	Bank of Innovation, Inc.	6,300	204,379
*	Bengo4.com, Inc.	5,000	78,942
	Bushiroad, Inc.	50,300	80,958
#	Ceres, Inc.	27,601	318,818
#	COLOPL, Inc.	142,028	392,190
*	Cover Corp.	8,300	73,005
	Daiichikosho Co. Ltd.	113,800	1,177,943
	DeNA Co. Ltd.	408,000	6,657,632
#	Freebit Co. Ltd.	65,800	592,742
#	GA Technologies Co. Ltd.	52,800	518,858
#	giftee, Inc.	43,400	316,302
	GREE Holdings, Inc.	223,700	518,195
#*	Gumi, Inc.	50,200	103,476
	GungHo Online Entertainment, Inc.	96,200	1,522,007
#	Hakuhodo DY Holdings, Inc.	898,000	6,029,658
	i-mobile Co. Ltd.	157,700	527,636
#	Intage Holdings, Inc.	57,301	604,615
	Internet Initiative Japan, Inc.	424,200	7,464,277
#	IPS, Inc.	26,199	541,637
#	ITmedia, Inc.	45,000	455,759
#*	Japan Communications, Inc.	556,100	444,239
	Kakaku.com, Inc.	514,067	8,589,601
#	Kamakura Shinsho Ltd.	70,600	212,490
#	LIFULL Co. Ltd.	364,700	443,522
#	Macbee Planet, Inc.	3,400	27,921
	MarkLines Co. Ltd.	52,400	494,957
#	Marvelous, Inc.	146,900	425,033
#	Members Co. Ltd.	34,100	235,648
	MIXI, Inc.	40,500	669,025
#	NexTone, Inc.	28,800	271,878
	Okinawa Cellular Telephone Co.	305,900	6,546,252
		Shares	Value»
COMMUNICATION SERVICES — (Continued)
#	Port, Inc.	39,800	$613,739
	PR Times Corp.	6,374	85,462
#	Rakumachi, Inc.	6,300	35,522
#	Septeni Holdings Co. Ltd.	167,200	449,541
#	Sharingtechnology, Inc.	105,000	784,979
#	Shochiku Co. Ltd.	14,600	964,610
	SKY Perfect JSAT Corp.	547,700	11,957,782
	Synchro Food Co. Ltd.	3,800	10,027
	Toei Animation Co. Ltd.	168,000	2,779,545
	Toei Co. Ltd.	30,700	1,132,043
#	Tohokushinsha Film Corp.	284,400	1,096,475
#	Tow Co. Ltd.	162,100	386,301
	TV Asahi Holdings Corp.	98,100	2,029,976
	Tv Tokyo Holdings Corp.	71,400	1,808,658
	U-Next Holdings Co. Ltd.	352,000	3,446,048
#	ValueCommerce Co. Ltd.	22,400	66,517
	Vector, Inc.	53,345	425,116
	Vision, Inc.	137,200	962,555
	Zenrin Co. Ltd.	102,146	555,399
#	ZIGExN Co. Ltd.	118,135	307,316
TOTAL COMMUNICATION SERVICES			81,071,008
CONSUMER DISCRETIONARY — (15.0%)
	& ST HD Co. Ltd.	124,504	2,377,398
#	&Do Holdings Co. Ltd.	24,600	167,212
	AB & Company Co. Ltd.	2,500	19,246
#	Aeon Fantasy Co. Ltd.	25,786	421,609
#	Aeon Kyushu Co. Ltd.	4,600	82,304
#	Ahresty Corp.	85,898	457,002
	Ainavo Holdings Co. Ltd.	11,200	56,855
	Airtrip Corp.	31,600	137,774
	Aisan Industry Co. Ltd.	198,700	2,195,368
#*	Akebono Brake Industry Co. Ltd.	504,301	408,240
	Alpha Corp.	2,600	20,197
#	Amiyaki Tei Co. Ltd.	68,942	587,821

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	AOKI Holdings, Inc.	167,300	$1,657,504
#	Aoyama Trading Co. Ltd.	608,900	3,069,506
	Arata Corp.	130,900	2,322,306
#	ARCLANDS Corp.	277,877	3,150,531
	Asahi Co. Ltd.	69,400	570,757
#	ASKUL Corp.	52,300	393,060
#*	Atsugi Co. Ltd.	46,400	336,901
#*	Aucnet, Inc.	254,400	1,958,683
	Autobacs Seven Co. Ltd.	102,200	992,445
#	Beauty Garage, Inc.	23,000	228,403
	Belluna Co. Ltd.	230,800	1,243,557
	Bic Camera, Inc.	477,100	4,936,968
#	Bookoff Group Holdings Ltd.	61,000	789,292
	B-R31 Ice Cream Co. Ltd.	500	12,996
#	BRONCO BILLY Co. Ltd.	11,100	295,225
	BuySell Technologies Co. Ltd.	77,000	1,650,287
#	Can Do Co. Ltd.	900	18,271
	Casio Computer Co. Ltd.	43,200	438,303
	Central Automotive Products Ltd.	241,500	2,784,682
#	Central Sports Co. Ltd.	35,286	530,339
	Chikaranomoto Holdings Co. Ltd.	8,200	77,042
	Chiyoda Co. Ltd.	51,900	321,157
	Chofu Seisakusho Co. Ltd.	12,500	159,058
	Choushimaru Co. Ltd.	3,700	38,148
#	Chuo Spring Co. Ltd.	54,900	1,313,780
	Cleanup Corp.	48,900	270,523
#	Colowide Co. Ltd.	137,401	1,626,553
#	Create Restaurants Holdings, Inc.	1,342,600	6,123,966
	Curves Holdings Co. Ltd.	276,195	1,444,536
	Daido Metal Co. Ltd.	123,100	694,405
#	Daikoku Denki Co. Ltd.	25,100	378,605
	Daikyonishikawa Corp.	143,551	780,898
	Dainichi Co. Ltd.	19,700	126,920
#	Daisyo Corp.	9,100	59,736
	DCM Holdings Co. Ltd.	614,300	5,739,124
	Doshisha Co. Ltd.	130,800	2,731,381
	Doutor Nichires Holdings Co. Ltd.	151,686	2,679,547
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Eagle Industry Co. Ltd.	146,600	$2,639,240
#	EAT&HOLDINGS Co. Ltd.	9,700	121,768
	EDION Corp.	467,200	6,329,484
	Enigmo, Inc.	13,600	32,685
#	ES-Con Japan Ltd.	230,700	1,739,778
#	Eslead Corp.	47,700	1,772,539
#	Eternal Hospitality Group Co. Ltd.	31,900	613,993
	Exedy Corp.	219,800	8,605,259
	FCC Co. Ltd.	171,000	3,645,464
#	First Juken Co. Ltd.	5,500	38,951
#	Fit Easy, Inc.	22,800	355,412
	FJ Next Holdings Co. Ltd.	91,100	877,778
#	Foster Electric Co. Ltd.	84,500	1,609,158
	F-Tech, Inc.	5,400	25,746
#	Fuji Corp. Ltd.	117,800	604,626
#	Fuji Kyuko Co. Ltd.	44,402	640,280
	Fujibo Holdings, Inc.	171,000	4,311,286
	Fujikura Composites, Inc.	99,500	1,596,650
	Fujishoji Co. Ltd.	1,500	9,271
#	Fujita Kanko, Inc.	196,900	2,588,241
#	FuKoKu Co. Ltd.	63,900	720,158
#	Furyu Corp.	64,400	528,094
	Futaba Industrial Co. Ltd.	275,500	1,720,949
	Gakkyusha Co. Ltd.	47,600	695,114
#	Gamecard Holdings, Inc.	12,200	203,479
#	Genki Global Dining Concepts Corp.	55,700	994,086
	Geo Holdings Corp.	120,900	1,440,773
#	Gift Holdings, Inc.	57,200	1,613,657
#	Global Ltd.	2,000	16,270
#	GLOBERIDE, Inc.	98,698	1,310,125
#*	Gokurakuyu Holdings Co. Ltd.	3,400	10,494
	Goldwin, Inc.	74,097	1,036,989
#	Gourmet Kineya Co. Ltd.	1,800	11,106
	Greens Co. Ltd.	42,805	632,390
	GS Yuasa Corp.	444,683	17,981,050
#	GSI Creos Corp.	63,184	979,780
	G-Tekt Corp.	108,100	1,244,903
	Gunze Ltd.	163,400	3,770,680
#	Hagihara Industries, Inc.	57,100	598,955
	Happinet Corp.	194,000	3,319,542
#	Hard Off Corp. Co. Ltd.	58,800	760,318
	Hiday Hidaka Corp.	132,700	2,409,154

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	HI-LEX Corp.	102,381	$1,737,446
#	Himaraya Co. Ltd.	6,700	36,316
	HIS Co. Ltd.	699	4,707
	H-One Co. Ltd.	45,300	364,269
#	Honeys Holdings Co. Ltd.	77,040	717,682
	Hoosiers Holdings Co. Ltd.	171,200	1,290,346
#	Hotland Holdings Co. Ltd.	58,700	592,065
	IBJ, Inc.	46,200	212,543
#	Ichibanya Co. Ltd.	224,890	1,243,157
	Ichikoh Industries Ltd.	196,800	640,311
	IDOM, Inc.	332,500	2,804,321
#	IKK Holdings, Inc.	25,800	134,473
#	Imasen Electric Industrial	15,900	85,230
#	Istyle, Inc.	202,900	603,907
*††	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	251,200	1,521,001
#	Jade Group, Inc.	23,900	310,695
#	JANOME Corp.	57,900	412,952
	Japan Eyewear Holdings Co. Ltd.	17,400	248,663
#	Japan Wool Textile Co. Ltd.	302,200	3,452,316
#	JINS Holdings, Inc.	52,600	2,241,676
	Joshin Corp.	80,401	1,493,610
	Joyful Honda Co. Ltd.	239,300	3,143,482
#	JP-Holdings, Inc.	263,200	1,106,320
	JTEKT Corp.	808,958	9,880,105
	JVCKenwood Corp.	864,800	6,518,324
#	Kappa Create Co. Ltd.	80,500	780,797
	Kawai Musical Instruments Manufacturing Co. Ltd.	26,500	463,644
	King Co. Ltd.	26,400	183,633
#	Kintetsu Department Store Co. Ltd.	14,300	151,484
	Ki-Star Real Estate Co. Ltd.	94,798	1,921,861
#*	KNT-CT Holdings Co. Ltd.	46,500	582,336
	Kohnan Shoji Co. Ltd.	140,800	3,642,776
#	Kojima Co. Ltd.	114,700	882,719
#	Komatsu Matere Co. Ltd.	95,199	447,099
	KOMEDA Holdings Co. Ltd.	268,800	5,232,088
#	Komehyo Holdings Co. Ltd.	34,515	1,168,087
	Komeri Co. Ltd.	138,600	2,956,926
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Koshidaka Holdings Co. Ltd.	148,300	$949,686
#	Kourakuen Corp.	24,400	169,254
	K's Holdings Corp.	753,000	8,703,802
	KU Holdings Co. Ltd.	115,500	840,193
#	Kura Sushi, Inc.	127,794	1,405,031
	Kurabo Industries Ltd.	88,500	5,350,297
	KYB Corp.	200,400	5,775,517
	Kyoritsu Maintenance Co. Ltd.	69,100	1,051,317
#	LEC, Inc.	142,200	934,790
#	LITALICO, Inc.	127,400	981,327
#	Look Holdings, Inc.	37,100	613,553
#	Mamiya-Op Co. Ltd.	8,800	70,010
#	Mars Group Holdings Corp.	59,500	1,060,899
#	Maruchiyo Yamaokaya Corp.	55,000	1,081,613
	Matsuoka Corp.	21,200	283,571
#	Matsuyafoods Holdings Co. Ltd.	31,001	1,042,358
#	Media Do Co. Ltd.	21,283	169,667
#	Meiko Network Japan Co. Ltd.	18,900	82,660
#	Meiwa Estate Co. Ltd.	73,200	424,889
*	Mercari, Inc.	551,401	13,415,699
#	Mitsuba Corp.	102,590	747,810
#	Mitsubishi Motors Corp.	2,754,052	5,378,800
	Mizuno Corp.	282,400	5,995,384
	Monogatari Corp.	165,700	4,457,325
	Morito Co. Ltd.	107,800	1,323,679
#	MOS Food Services, Inc.	101,600	2,556,303
	MrMax Holdings Ltd.	94,425	423,957
	Murakami Corp.	31,800	1,389,183
#	Musashi Seimitsu Industry Co. Ltd.	242,500	6,636,401
#	Nafco Co. Ltd.	31,200	433,004
#	Nagase Brothers, Inc.	10,600	157,014
#	Nagawa Co. Ltd.	2,800	92,849
	New Art Holdings Co. Ltd.	36,047	317,699
	Nextage Co. Ltd.	206,100	4,523,964
	NHK Spring Co. Ltd.	379,235	6,929,046
	Nichirin Co. Ltd.	61,160	1,539,268
	Nifco, Inc.	328,900	9,691,755
	Nihon Tokushu Toryo Co. Ltd.	64,200	839,287
	Nikon Corp.	127,700	1,412,822
#	Nippon Felt Co. Ltd.	12,300	69,581
	Nippon Seiki Co. Ltd.	207,500	3,394,686
#	Nippon Ski Resort Development Co. Ltd.	7,300	20,338

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Nishikawa Rubber Co. Ltd.	35,700	$729,859
	Nishimatsuya Chain Co. Ltd.	33,100	423,480
#	Nissan Shatai Co. Ltd.	41,001	237,671
	Nissan Tokyo Sales Holdings Co. Ltd.	186,200	623,133
	NITTAN Corp.	45,800	175,657
	Nojima Corp.	1,184,700	9,234,549
	NOK Corp.	265,580	4,722,930
#	Noritsu Koki Co. Ltd.	310,300	4,130,693
#	Noritz Corp.	124,700	1,873,359
	NPR-RIKEN Corp.	107,398	2,665,845
	Ohashi Technica, Inc.	122,000	859,130
#	Ohsho Food Service Corp.	198,100	3,701,995
	Onward Holdings Co. Ltd.	374,500	1,771,188
#	Ootoya Holdings Co. Ltd.	13,800	598,923
#	Optimus Group Co. Ltd.	14,300	40,734
	PAL GROUP Holdings Co. Ltd.	473,400	4,550,213
	PALTAC Corp.	142,800	4,217,996
#	PIA Corp.	28,074	626,766
	Piolax, Inc.	155,800	1,543,982
	Press Kogyo Co. Ltd.	351,900	1,775,034
	QB Net Holdings Co. Ltd.	55,583	481,942
#	Raccoon Holdings, Inc.	14,300	58,519
#	Renaissance, Inc.	12,700	82,037
*	RenetJapanGroup, Inc.	3,600	21,643
#	Resol Holdings Co. Ltd.	1,200	54,563
	Resorttrust, Inc.	899,128	10,014,482
#	Rhythm Co. Ltd.	34,000	739,472
#	Ride On Express Holdings Co. Ltd.	3,400	21,436
#	Ringer Hut Co. Ltd.	66,900	948,339
	Rinnai Corp.	247,300	5,620,369
#	Riso Kyoiku Group Corp.	250,165	309,323
#	Rock Field Co. Ltd.	90,200	748,945
#	Roland Corp.	54,100	1,410,881
	Round One Corp.	851,714	4,626,046
#	Royal Holdings Co. Ltd.	316,800	2,777,139
#	Sac's Bar Holdings, Inc.	65,501	308,286
	Sagami Holdings Corp.	54,400	596,224
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Saizeriya Co. Ltd.	143,400	$4,670,620
	San Holdings, Inc.	101,100	894,423
	Sangetsu Corp.	287,250	5,468,123
	Sankyo Co. Ltd.	328,500	3,886,167
#	Sankyo Seiko Co. Ltd.	189,400	1,055,470
#	Sanoh Industrial Co. Ltd.	13,900	66,140
	Sanyo Shokai Ltd.	35,399	870,596
	Scroll Corp.	181,700	1,545,259
#	Sega Sammy Holdings, Inc.	264,548	3,835,325
	Seiko Group Corp.	321,962	11,959,767
	Seiren Co. Ltd.	272,600	5,533,140
	Seria Co. Ltd.	145,123	3,174,410
#	SFP Holdings Co. Ltd.	35,600	517,058
#*	Sharp Corp.	1,003,264	3,594,825
#	Shikibo Ltd.	32,326	220,099
#	Shoei Co. Ltd.	286,600	3,193,119
	Solvvy, Inc.	4,300	43,903
	SPK Corp.	97,200	789,912
	Sprix, Inc.	12,800	114,219
#	SRS Holdings Co. Ltd.	123,400	930,382
	St. Marc Holdings Co. Ltd.	68,600	1,177,063
	Stanley Electric Co. Ltd.	396,000	7,728,681
#	Step Co. Ltd.	56,800	830,237
	Suminoe Co. Ltd.	16,400	133,451
	Sumitomo Rubber Industries Ltd.	401,212	5,203,264
#	Suncall Corp.	75,837	827,467
#	Syuppin Co. Ltd.	20,000	140,271
#	T RAD Co. Ltd.	20,800	1,478,153
#	Tachikawa Corp.	65,400	1,066,904
	Tachi-S Co. Ltd.	125,140	1,637,794
#	Taiho Kogyo Co. Ltd.	22,801	173,484
#	Takashimaya Co. Ltd.	485,198	5,768,721
#	Tama Home Co. Ltd.	80,200	1,816,384
	Tamron Co. Ltd.	814,900	5,638,502
	TASUKI Holdings, Inc.	40,800	208,633
	Temairazu, Inc.	3,001	47,055
	Tigers Polymer Corp.	33,300	210,468
	Toa Corp. (6809 JP)	99,617	1,104,453
	Tokai Rika Co. Ltd.	291,800	5,382,711
#	Token Corp.	39,050	3,168,108
	Tokyo Base Co. Ltd.	65,900	177,013
	Tokyotokeiba Co. Ltd.	79,700	2,824,238
	Tomy Co. Ltd.	304,893	4,953,514
	Topre Corp.	181,900	2,764,382
#	Toridoll Holdings Corp.	179,800	4,646,542
	Tosho Co. Ltd.	78,501	418,316
	Toyoda Gosei Co. Ltd.	420,299	12,401,735
#	Toyota Boshoku Corp.	467,900	6,620,132
	TPR Co. Ltd.	223,324	1,751,070

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Treasure Factory Co. Ltd.	66,100	$721,557
	TS Tech Co. Ltd.	309,486	3,389,710
	TSI Holdings Co. Ltd.	251,695	2,120,068
	Tsuburaya Fields Holdings, Inc.	37,100	340,973
	Tsukada Global Holdings, Inc.	38,000	150,719
	Tsutsumi Jewelry Co. Ltd.	20,900	382,402
	Unipres Corp.	117,797	985,627
#	Unisia Holdings Co.	19,000	224,060
#	United Arrows Ltd.	114,300	1,802,284
#*	Universal Entertainment Corp.	111,800	524,090
	Valuence Holdings, Inc.	8,400	130,671
	VT Holdings Co. Ltd.	407,900	1,252,685
#	Wacoal Holdings Corp.	182,300	5,377,529
#	Waseda Academy Co. Ltd.	46,300	575,905
#	WATAMI Co. Ltd.	90,500	558,864
	Workman Co. Ltd.	9,366	426,546
	World Co. Ltd.	238,100	2,307,060
#	Xebio Holdings Co. Ltd.	92,304	587,421
	Yagi & Co. Ltd.	15,300	372,441
	Yamada Holdings Co. Ltd.	1,977,959	6,594,725
#	Yamae Group Holdings Co. Ltd.	78,200	1,426,563
	Yamaha Corp.	678,000	4,838,540
#	Yamato International, Inc.	7,200	25,717
	Yellow Hat Ltd.	402,900	3,899,518
#	Yondoshi Holdings, Inc.	27,420	323,945
	Yonex Co. Ltd.	238,000	4,029,935
	Yorozu Corp.	48,357	262,113
#	Yoshinoya Holdings Co. Ltd.	321,500	6,485,673
#	Yossix Holdings Co. Ltd.	27,600	569,480
*	Yutaka Giken Co. Ltd.	7,800	149,616
#	Zojirushi Corp.	81,800	823,833
TOTAL CONSUMER DISCRETIONARY			558,622,507
CONSUMER STAPLES — (7.3%)
#	Aeon Hokkaido Corp.	224,700	1,217,779
#	AFC-HD AMS Life Science Co. Ltd.	9,500	52,497
#	Ain Holdings, Inc.	37,201	1,348,846
		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Albis Co. Ltd.	2,513	$39,551
	Arcs Co. Ltd.	201,000	4,368,002
	Ariake Japan Co. Ltd.	29,800	1,032,800
	Artnature, Inc.	10,200	52,563
	Axial Retailing, Inc.	353,900	2,547,592
	Belc Co. Ltd.	65,100	2,901,654
	Blue Zones Holdings Co. Ltd.	415,700	4,627,150
	Bourbon Corp.	25,500	470,271
#	Bull-Dog Sauce Co. Ltd.	10,400	119,753
	Calbee, Inc.	413,300	7,833,407
#	Cawachi Ltd.	56,609	1,080,455
	Chubu Shiryo Co. Ltd.	130,295	1,401,359
	Chuo Gyorui Co. Ltd.	7,000	169,087
	Coca-Cola Bottlers Japan Holdings, Inc.	237,901	5,158,229
	Cosmos Pharmaceutical Corp.	160,787	6,249,396
#	Cota Co. Ltd.	137,711	986,037
#	Create SD Holdings Co. Ltd.	101,753	2,125,770
#	Daikokutenbussan Co. Ltd.	32,300	993,071
#	DyDo Group Holdings, Inc.	92,700	1,498,841
	Earth Corp.	34,801	1,018,260
	Ebara Foods Industry, Inc.	3,800	61,034
#	Eco's Co. Ltd.	42,500	600,904
	Ensuiko Sugar Refining Co. Ltd.	64,300	205,762
	euglena Co. Ltd.	159,300	410,119
	Ezaki Glico Co. Ltd.	233,900	8,461,036
	Feed One Co. Ltd.	101,137	720,613
#	Fuji Co. Ltd.	88,300	1,147,595
	Fuji Oil Co. Ltd.	205,700	4,379,015
#	Fujicco Co. Ltd.	45,700	445,184
	Fujiya Co. Ltd.	3,700	57,051
	G-7 Holdings, Inc.	139,700	1,148,821
#	Genky DrugStores Co. Ltd.	98,200	2,283,532
	H2O Retailing Corp.	459,787	6,746,638
	Hagoromo Foods Corp.	15,800	347,047
	Halows Co. Ltd.	56,500	1,420,397
	Heiwado Co. Ltd.	171,100	2,899,662
	Hokkaido Coca-Cola Bottling Co. Ltd.	37,398	1,019,420
	Hokuryo Co. Ltd.	6,700	115,165
	Hokuto Corp.	38,800	453,092
	House Foods Group, Inc.	222,800	4,277,376

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Imuraya Group Co. Ltd.	5,101	$76,546
	I-NE Co. Ltd.	1,600	11,090
	Ito En Ltd.	299	5,499
	Itoham Yonekyu Holdings, Inc.	136,680	4,553,855
	Iwatsuka Confectionery Co. Ltd.	15,400	312,912
	JM Holdings Co. Ltd.	137,700	1,193,957
	J-Oil Mills, Inc.	23,224	291,791
	Kadoya Sesame Mills, Inc.	4,800	49,095
#	Kagome Co. Ltd.	29,500	506,873
#	Kameda Seika Co. Ltd.	231,597	2,110,553
#	Kaneko Seeds Co. Ltd.	3,800	34,165
	Kanemi Co. Ltd.	1,200	28,723
#	Kanro, Inc.	81,000	572,715
	Kato Sangyo Co. Ltd.	137,600	5,379,531
#	Kenko Mayonnaise Co. Ltd.	57,177	774,956
#	Key Coffee, Inc.	7,500	94,410
#	Kibun Foods, Inc.	31,800	209,455
	Koike-ya, Inc.	600	17,804
#	Kose Holdings Corp.	154,100	5,497,062
#	Kotobuki Spirits Co. Ltd.	428,531	5,484,515
#	Kusuri No. Aoki Holdings Co. Ltd.	254,300	6,064,529
	Kyokuyo Co. Ltd.	52,500	1,511,583
#	Lacto Japan Co. Ltd.	44,400	942,067
	Life Corp.	215,800	3,546,338
#	Lifedrink Co., Inc.	78,500	692,453
	Lion Corp.	1,091,094	10,673,387
#	Mammy Mart Holdings Corp.	17,400	125,309
#*	Mandom Corp.	163,160	3,202,696
	Marudai Food Co. Ltd.	56,900	823,158
	Maxvalu Tokai Co. Ltd.	50,800	1,117,955
	Medical System Network Co. Ltd.	14,100	47,128
	Megmilk Snow Brand Co. Ltd.	117,400	2,359,032
#	Meito Co. Ltd.	43,900	902,651
	Milbon Co. Ltd.	126,252	2,059,723
	Mitsui DM Sugar Co. Ltd.	82,290	1,741,984
	Miyoshi Oil & Fat Co. Ltd.	21,400	292,655
	Morinaga & Co. Ltd.	342,098	5,837,581
	Morinaga Milk Industry Co. Ltd.	390,300	11,777,877
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Morozoff Ltd.	800	$7,544
#	MTG Co. Ltd.	37,000	1,390,163
	Nakamuraya Co. Ltd.	699	14,104
#	Natori Co. Ltd.	30,500	360,625
	Nichimo Co. Ltd.	29,741	427,867
	Nichirei Corp.	1,088,986	13,087,553
	Niitaka Co. Ltd.	1,860	26,997
	Nippn Corp.	286,400	4,840,881
#	Nippon Beet Sugar Manufacturing Co. Ltd.	33,660	865,327
	Nisshin Oillio Group Ltd.	427,500	4,917,233
	Nisshin Seifun Group, Inc.	4,100	52,370
	Nissui Corp.	1,577,300	12,279,986
	Nitto Fuji Flour Milling Co. Ltd.	56,400	634,112
#	Noevir Holdings Co. Ltd.	62,000	1,731,552
#	Oenon Holdings, Inc.	175,100	464,627
	OIE Sangyo Co. Ltd.	22,000	321,164
#	Oisix ra daichi, Inc.	20,600	184,302
#	Okamura Foods Co. Ltd.	7,500	57,862
#	Okuwa Co. Ltd.	123,800	616,732
	OUG Holdings, Inc.	20,500	518,324
#	Pickles Holdings Co. Ltd.	23,500	166,656
#	Pigeon Corp.	347,925	3,756,330
	Premium Water Holdings, Inc.	13,000	283,379
	Prima Meat Packers Ltd.	149,600	2,387,114
#	Qol Holdings Co. Ltd.	91,401	1,025,036
	Retail Partners Co. Ltd.	13,600	112,423
	Riken Vitamin Co. Ltd.	133,100	2,352,973
	Rohto Pharmaceutical Co. Ltd.	239,100	3,515,957
#	Rokko Butter Co. Ltd.	36,000	258,087
	S Foods, Inc.	87,062	1,577,695
#	S&B Foods, Inc.	69,188	2,039,247
	Sakata Seed Corp.	101,700	2,666,187
	San-A Co. Ltd.	206,700	4,340,347
#	Sato Foods Co. Ltd.	800	36,478
#	Satudora Holdings Co. Ltd.	3,900	21,727
#	Shimadaya Corp.	26,801	291,277
#	Shinnihonseiyaku Co. Ltd.	43,100	547,781
#	Shinobu Foods Products Co. Ltd.	1,600	15,217
#	Shoei Foods Corp.	34,000	888,669

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Showa Sangyo Co. Ltd.	103,800	$2,035,015
#	ST Corp.	17,500	163,554
	Starzen Co. Ltd.	262,400	1,905,044
	STI Foods Holdings, Inc.	13,827	99,250
	Sundrug Co. Ltd.	228,800	5,504,620
	Takara Holdings, Inc.	720,277	8,119,867
#	Toho Co. Ltd. (8142 JP)	122,100	1,086,098
#	Torigoe Co. Ltd.	61,000	418,627
#	Transaction Co. Ltd.	173,400	1,249,068
	Umios Corp.	510,158	4,313,527
	United Super Markets Holdings, Inc.	185,114	968,062
	Valor Holdings Co. Ltd.	186,800	4,401,545
	Warabeya Nichiyo Holdings Co. Ltd.	61,160	1,084,838
#	Watahan & Co. Ltd.	70,300	630,027
	Wellneo Sugar Co. Ltd.	69,200	1,180,326
#	YAKUODO Holdings Co. Ltd.	29,101	328,350
#	Yamami Co.	13,800	362,924
#	Yamatane Corp.	114,400	1,475,751
	Yamaya Corp.	16,700	251,330
#	Yokorei Co. Ltd.	247,900	2,595,234
#*	Yoshimura Food Holdings KK	10,700	45,955
	Yuasa Funashoku Co. Ltd.	55,600	560,100
#	Yukiguni Factory Co. Ltd.	88,082	590,194
#	Yutaka Foods Corp.	3,900	52,682
TOTAL CONSUMER STAPLES			273,919,339
ENERGY — (1.0%)
	Itochu Enex Co. Ltd.	333,300	4,055,680
	Iwatani Corp.	851,349	10,466,115
	Japan Petroleum Exploration Co. Ltd.	754,700	10,796,728
	Mitsuuroko Group Holdings Co. Ltd.	195,200	2,477,327
#*	Nippon Coke & Engineering Co. Ltd.	597,900	395,498
	Sala Corp.	241,101	1,593,955
	San-Ai Obbli Co. Ltd.	355,900	5,236,980
#	Sinanen Holdings Co. Ltd.	40,800	1,807,361
		Shares	Value»
ENERGY — (Continued)
	Toyo Kanetsu KK	64,000	$1,112,203
TOTAL ENERGY			37,941,847
FINANCIALS — (11.5%)
	77 Bank Ltd.	652,356	12,558,489
	AEON Financial Service Co. Ltd.	492,200	4,894,734
	Aichi Financial Group, Inc.	294,500	2,793,851
#	Aizawa Securities Group Co. Ltd.	89,400	826,449
	Akatsuki Corp.	130,500	541,403
#	Akita Bank Ltd.	78,040	2,725,244
#	Anicom Holdings, Inc.	240,129	2,302,406
#	Aozora Bank Ltd.	290,700	4,690,323
	Awa Bank Ltd.	133,628	5,421,651
	Bank of Iwate Ltd.	244,328	3,076,582
	Bank of Kochi Ltd.	4,200	28,632
	Bank of Nagoya Ltd.	174,687	6,523,063
	Bank of Saga Ltd.	54,720	1,785,046
#	Bank of the Ryukyus Ltd.	159,567	2,563,562
	CCI Group, Inc.	1,192,700	7,169,446
#	Chiba Kogyo Bank Ltd.	267,058	3,583,272
	Chugin Financial Group, Inc.	723,900	13,472,566
	Daishi Hokuetsu Financial Group, Inc.	1,299,700	16,205,054
	Daito Bank Ltd.	21,900	134,347
#	eGuarantee, Inc.	173,445	1,964,035
	Ehime Bank Ltd.	143,801	1,630,377
	Entrust, Inc.	40,500	284,896
	FIDEA Holdings Co. Ltd.	25,292	308,592
	Financial Partners Group Co. Ltd.	288,300	2,940,805
#	Fintech Global, Inc.	529,300	431,004
#	First Bank of Toyama Ltd.	286,100	4,715,228
#	FP Partner, Inc.	9,100	128,446
#	Fukui Bank Ltd.	34,962	838,131
	Fuyo General Lease Co. Ltd.	144,500	4,000,803
#	GMO Financial Gate, Inc.	6,838	249,262
#	GMO Financial Holdings, Inc.	187,100	1,230,753
#	GMO Payment Gateway, Inc.	43,500	2,184,889
	Hirogin Holdings, Inc.	1,328,400	15,692,917
#*	Hirose Tusyo, Inc.	17,300	419,298

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Hokuhoku Financial Group, Inc.	393,253	$14,991,957
*	HS Holdings Co. Ltd.	97,912	704,814
	Hyakugo Bank Ltd.	1,228,209	13,976,294
	Hyakujushi Bank Ltd.	383,200	5,839,422
#	Ichiyoshi Securities Co. Ltd.	57,800	488,097
	IwaiCosmo Holdings, Inc.	120,000	2,853,716
#	J Trust Co. Ltd.	357,834	1,529,358
	Jaccs Co. Ltd.	134,600	3,496,007
	JAFCO Group Co. Ltd.	424,400	5,835,065
#	Japan Investment Adviser Co. Ltd.	141,456	1,982,973
	Japan Securities Finance Co. Ltd.	435,800	5,999,714
	J-Lease Co. Ltd.	63,800	544,571
	Juroku Financial Group, Inc.	825,500	10,845,853
	Keiyo Bank Ltd.	307,515	4,262,579
	Kita-Nippon Bank Ltd.	30,306	910,441
	Kiyo Bank Ltd.	358,390	9,491,036
#	Kyokuto Securities Co. Ltd.	54,800	544,316
	Kyushu Financial Group, Inc.	1,187,677	9,699,220
	Kyushu Leasing Service Co. Ltd.	39,100	351,114
	M&A Capital Partners Co. Ltd.	66,500	1,372,594
	Marui Group Co. Ltd.	411,099	7,869,737
#	Marusan Securities Co. Ltd.	121,400	811,213
	Matsui Securities Co. Ltd.	330,701	1,945,232
#	Mercuria Holdings Co. Ltd.	7,600	36,704
#	Mito Securities Co. Ltd.	234,529	989,368
	Miyazaki Bank Ltd.	343,500	4,349,288
	Mizuho Leasing Co. Ltd.	832,100	7,565,758
	Monex Group, Inc.	49,600	212,945
	Muninova Holdings, Inc.	1,391,600	4,097,909
	Musashino Bank Ltd.	399,063	6,061,964
	Nanto Bank Ltd.	615,500	5,841,706
#	NEC Capital Solutions Ltd.	59,700	1,551,657
#*	Net Protections Holdings, Inc.	30,331	82,325
	Nihon M&A Center Holdings, Inc.	750,400	3,142,843
		Shares	Value»
FINANCIALS — (Continued)
	Nishi-Nippon Financial Holdings, Inc.	651,700	$16,363,613
	North Pacific Bank Ltd.	1,293,400	8,223,880
	Ogaki Kyoritsu Bank Ltd.	144,800	6,482,741
	Oita Bank Ltd.	303,995	4,143,559
#	Okasan Securities Group, Inc.	656,700	3,791,770
	Okinawa Financial Group, Inc.	81,816	2,928,131
	Orient Corp.	218,274	1,417,154
	Premium Group Co. Ltd.	175,200	2,064,709
	Procrea Holdings, Inc.	59,807	1,373,632
	Ricoh Leasing Co. Ltd.	90,200	3,503,702
#	San ju San Financial Group, Inc.	413,252	4,237,366
	San-In Godo Bank Ltd.	882,500	10,607,559
#*	SBI ARUHI Corp.	67,200	370,705
#	SBI Insurance Group Co. Ltd.	21,700	294,686
	Senshu Ikeda Holdings, Inc.	1,101,428	6,480,472
#	Seven Bank Ltd.	2,968,399	5,012,507
	Shiga Bank Ltd.	1,143,500	14,097,945
	Shikoku Bank Ltd.	150,090	2,453,006
#	Shimizu Bank Ltd.	41,900	671,841
	Sparx Group Co. Ltd.	89,560	1,108,727
#	Strike Group Co. Ltd.	125,100	1,067,836
	Suruga Bank Ltd.	807,900	11,978,707
	Taiko Bank Ltd.	13,300	212,839
#	Tochigi Bank Ltd.	446,400	2,730,843
	Toho Bank Ltd.	818,000	3,491,575
	Tohoku Bank Ltd.	201	1,850
	Tokai Tokyo Financial Holdings, Inc.	861,501	3,881,505
	Tokyo Kiraboshi Financial Group, Inc.	143,338	10,667,289
	Tomato Bank Ltd.	4,700	46,991
	TOMONY Holdings, Inc.	835,943	4,720,500
	Towa Bank Ltd.	145,698	972,541
#	Toyo Securities Co. Ltd.	85,000	358,256
	Traders Holdings Co. Ltd.	67,720	452,284
#*	Transaction Media Networks, Inc.	7,700	15,281
#	Tsukuba Bank Ltd.	397,400	1,477,677
	Wellnet Corp.	76,000	316,328

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
#	Yamagata Bank Ltd.	37,900	$616,346
	Yamaguchi Financial Group, Inc.	468,030	8,042,144
#	Yamanashi Chuo Bank Ltd.	127,826	4,397,703
	Zenkoku Hosho Co. Ltd.	491,107	9,887,090
TOTAL FINANCIALS			429,556,636
HEALTH CARE — (3.3%)
	Alfresa Holdings Corp.	642,600	9,701,127
#	Amvis Holdings, Inc.	129,900	324,052
	As One Corp.	22,400	310,622
#	ASKA Pharmaceutical Holdings Co. Ltd.	119,100	2,202,294
#	Astena Holdings Co. Ltd.	189,100	582,933
	BML, Inc.	133,700	3,251,035
	CE Holdings Co. Ltd.	14,100	108,209
#	Charm Care Corp. KK	78,985	648,522
	Create Medic Co. Ltd.	7,000	53,887
#*	CUC, Inc.	7,800	46,522
	Daito Pharmaceutical Co. Ltd.	154,818	1,241,315
#	Elan Corp.	81,087	377,551
#	EM Systems Co. Ltd.	82,100	346,536
#	eWeLL Co. Ltd.	9,000	115,468
#	FALCO HOLDINGS Co. Ltd.	51,000	820,341
	FINDEX, Inc.	19,800	100,526
#	France Bed Holdings Co. Ltd.	44,755	365,666
#	Fuji Pharma Co. Ltd.	83,801	1,176,486
	Fukuda Denshi Co. Ltd.	100,200	6,467,116
#	Fuso Pharmaceutical Industries Ltd.	1,400	19,771
	H.U. Group Holdings, Inc.	29,400	586,583
	Hisamitsu Pharmaceutical Co., Inc.	6,068	232,684
#	Japan Animal Referral Medical Center Co. Ltd.	17,100	154,232
	Japan Lifeline Co. Ltd.	101,200	916,910
	Japan Medical Dynamic Marketing, Inc.	26,301	92,311
	Kaken Pharmaceutical Co. Ltd.	111,000	2,889,320
	Kanamic Network Co. Ltd.	113,100	395,630
		Shares	Value»
HEALTH CARE — (Continued)
	Kissei Pharmaceutical Co. Ltd.	165,200	$4,609,040
	Koa Shoji Holdings Co. Ltd.	4,100	22,520
	Kyorin Pharmaceutical Co. Ltd.	188,346	1,863,599
	Mani, Inc.	341,300	3,726,181
*	Medley, Inc.	13,322	191,440
#	Menicon Co. Ltd.	291,999	3,016,281
#	Mizuho Medy Co. Ltd.	56,000	634,384
	Mochida Pharmaceutical Co. Ltd.	68,523	1,474,088
#	Nagaileben Co. Ltd.	48,500	526,086
	Nakanishi, Inc.	234,199	4,137,577
	Nihon Kohden Corp.	213,000	1,983,939
	Nippon Shinyaku Co. Ltd.	244,500	7,496,537
	Nipro Corp.	393,106	3,816,112
#*	Nxera Pharma Co. Ltd.	382,800	2,384,017
#	PHC Holdings Corp.	149,496	953,187
	Rion Co. Ltd.	51,800	1,122,100
	Santen Pharmaceutical Co. Ltd.	632,500	6,518,214
	Sawai Group Holdings Co. Ltd.	421,300	5,673,454
	Seed Co. Ltd.	3,400	11,600
#	Seikagaku Corp.	181,100	812,430
#	Shin Nippon Biomedical Laboratories Ltd.	22,600	207,535
	Ship Healthcare Holdings, Inc.	126,700	1,885,490
	Shofu, Inc.	101,700	1,067,746
	Software Service, Inc.	18,600	1,341,063
	Solasto Corp.	250,260	1,797,634
	Suzuken Co. Ltd.	277,600	9,825,977
#	Tauns Laboratories, Inc.	42,300	131,959
#	Techno Medica Co. Ltd.	4,100	57,616
#	Toho Holdings Co. Ltd.	204,800	5,843,999
#	Tokai Corp.	105,000	1,762,555
	Towa Pharmaceutical Co. Ltd.	161,600	4,078,954
	Tsumura & Co.	213,540	4,980,583
#	Value HR Co. Ltd.	89,800	803,485
#	Vital KSK Holdings, Inc.	216,000	1,923,867

The Japanese Small Company Series
CONTINUED
		Shares	Value»
HEALTH CARE — (Continued)
	ZERIA Pharmaceutical Co. Ltd.	114,117	$1,573,929
TOTAL HEALTH CARE			121,782,827
INDUSTRIALS — (29.9%)
#	Advan Group Co. Ltd.	86,100	523,780
	Aichi Corp.	192,400	1,719,174
	Aida Engineering Ltd.	210,100	1,595,310
#	Airman Corp.	137,200	1,790,658
#	Airtech Japan Ltd.	30,300	236,434
#	AIT Corp.	44,300	625,181
	Alconix Corp.	133,500	2,120,585
#	Alinco, Inc.	9,300	60,522
	ALSOK Co. Ltd.	35,900	271,542
#	Altech Corp.	101,070	1,628,074
	Anest Iwata Corp.	204,800	2,072,803
#*	ARCHION Corp.	916,616	1,774,039
#	Artner Co. Ltd.	7,700	93,776
#	Asahi Diamond Industrial Co. Ltd.	194,700	1,612,596
#	Asahi Kogyosha Co. Ltd.	85,300	2,033,257
	Asanuma Corp.	338,000	1,994,568
#	ASIRO, Inc.	4,300	53,732
#	AZ-COM MARUWA Holdings, Inc.	72,600	416,321
#	Bando Chemical Industries Ltd.	191,600	2,480,450
#	Bell System24 Holdings, Inc.	163,000	1,556,345
#	Bewith, Inc.	5,300	63,759
	Bunka Shutter Co. Ltd.	323,000	3,806,640
	Career Design Center Co. Ltd.	14,300	220,546
#	Careerlink Co. Ltd.	28,200	421,987
	Central Glass Co. Ltd.	112,100	2,934,057
	Central Security Patrols Co. Ltd.	7,401	125,052
#*	Chiyoda Corp.	579,200	3,757,654
	Chiyoda Integre Co. Ltd.	66,200	1,270,709
#	Chori Co. Ltd.	65,300	1,775,285
	Chudenko Corp.	165,700	5,034,128
#	Chugai Ro Co. Ltd.	19,700	593,369
#	Chuo Warehouse Co. Ltd.	35,900	454,908
	CKD Corp.	188,200	7,292,398
#	CMC Corp.	17,400	207,797
	Copro-Holdings Co. Ltd.	67,400	359,902
#	Cosel Co. Ltd.	74,200	603,164
#	Creek & River Co. Ltd.	43,800	372,667
		Shares	Value»
INDUSTRIALS — (Continued)
#	CTI Engineering Co. Ltd.	132,800	$2,390,385
#	CTS Co. Ltd.	130,700	723,087
	Dai-Dan Co. Ltd.	355,100	6,342,097
	Daiei Kankyo Co. Ltd.	67,700	1,626,280
	Daihatsu Infinearth Mfg Co. Ltd.	89,700	1,710,900
	Daiho Corp.	297,800	1,410,736
	Dai-Ichi Cutter Kogyo KK	21,347	195,106
#	Daiichi Jitsugyo Co. Ltd.	149,400	3,054,032
	Daiichi Kensetsu Corp.	36,500	861,769
	Daiseki Co. Ltd.	268,755	7,197,048
	Daisue Construction Co. Ltd.	42,400	928,402
	Daiwa Industries Ltd.	170,300	2,081,845
	Denyo Co. Ltd.	93,400	2,146,047
#	Dip Corp.	149,998	1,742,871
	DMG Mori Co. Ltd.	517,200	9,637,731
#	DMW Corp.	4,800	171,539
	Duskin Co. Ltd.	176,700	4,447,417
#	Ebara Jitsugyo Co. Ltd.	129,600	1,984,916
	EJ Holdings, Inc.	58,000	627,997
	en, Inc.	61,899	432,701
	Endo Lighting Corp.	53,100	955,507
#	Envipro Holdings, Inc.	14,100	98,613
	ERI Holdings Co. Ltd.	25,100	670,315
	EXEO Group, Inc.	919,772	16,886,799
	F&M Co. Ltd.	44,400	593,263
#	Fudo Tetra Corp.	71,880	1,362,180
	Fuji Corp. (6134 JP)	2,000	77,916
	Fukuda Corp.	52,300	2,802,622
	Fukuvi Chemical Industry Co. Ltd.	8,200	50,944
	Fukuyama Transporting Co. Ltd.	78,226	2,598,770
#	FULLCAST Holdings Co. Ltd.	105,800	1,099,299
#	Funai Soken Holdings, Inc.	451,040	3,217,966
#	Furukawa Co. Ltd.	98,272	2,621,765
#	Futaba Corp.	148,900	658,781
	Gakken Holdings Co. Ltd.	135,200	831,928
#	Gakujo Co. Ltd.	29,600	302,303
	Galilei Co. Ltd.	151,100	3,442,740
#	Gecoss Corp.	95,900	986,621
#	Giken Ltd.	53,898	619,760
	Glory Ltd.	232,155	5,905,366
#	GMS Group Co. Ltd.	267,277	648,751
	grems, Inc.	42,400	762,609

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Hamakyorex Co. Ltd.	391,600	$4,295,821
	Hanwa Co. Ltd.	893,000	9,223,733
#	Hashimoto Sogyo Holdings Co. Ltd.	8,140	65,054
	Hazama Ando Corp.	815,100	9,882,124
	Hibiya Engineering Ltd.	135,500	2,602,873
	Hirakawa Hewtech Corp.	16,307	422,173
#	Hirano Tecseed Co. Ltd.	35,800	407,401
	Hirata Corp.	92,997	1,936,926
#	Hisaka Works Ltd.	95,000	972,492
	Hito Communications Holdings, Inc.	1,500	8,308
#	Hoden Seimitsu Kako Kenkyusho Co. Ltd.	8,500	160,258
#	Hokuriku Electrical Construction Co. Ltd.	89,040	962,633
	Hosokawa Micron Corp.	78,000	2,957,370
#	Howa Machinery Ltd.	50,600	491,273
	Ichiken Co. Ltd.	34,194	608,715
#	Ichinen Holdings Co. Ltd.	121,200	1,670,662
#	IDEA Consultants, Inc.	1,200	27,754
	Idec Corp.	148,500	3,170,570
#	Iino Kaiun Kaisha Ltd.	453,500	4,759,448
	Inaba Denki Sangyo Co. Ltd.	616,300	10,396,874
#	Inaba Seisakusho Co. Ltd.	3,301	35,058
	Inabata & Co. Ltd.	264,900	6,530,174
#	Infomart Corp.	908,400	2,522,479
	INFRONEER Holdings, Inc.	472,100	6,427,029
	Insource Co. Ltd.	234,900	1,029,232
*	Intloop, Inc.	1,200	14,598
#	Inui Global Logistics Co. Ltd.	85,780	830,637
#	Iseki & Co. Ltd.	88,049	954,638
	Ishikawa Seisakusho Ltd.	4,500	61,617
#	Itoki Corp.	218,300	4,434,966
#	Iwaki Co. Ltd.	56,800	988,683
	JAC Recruitment Co. Ltd.	416,700	2,300,287
	Japan Airport Terminal Co. Ltd.	273,187	8,779,190
	Japan Elevator Service Holdings Co. Ltd.	646,700	6,542,703
#	Japan Engine Corp.	14,900	1,181,526
		Shares	Value»
INDUSTRIALS — (Continued)
#	Japan Foundation Engineering Co. Ltd.	93,200	$437,339
	Japan Pulp & Paper Co. Ltd.	559,600	3,955,835
#	Japan Transcity Corp.	228,408	1,694,713
	JDC Corp.	187,000	697,208
	JGC Holdings Corp.	1,115,300	16,946,324
	JK Holdings Co. Ltd.	87,140	752,128
#	Juki Corp.	91,900	451,395
	Kamei Corp.	148,700	3,043,805
	Kamigumi Co. Ltd.	142,500	4,709,676
#	Kanaden Corp.	88,100	1,318,120
	Kanadevia Corp.	838,979	6,466,298
#	Kanagawa Chuo Kotsu Co. Ltd.	7,300	150,215
	Kaname Kogyo Co. Ltd.	1,300	12,401
	Kanamoto Co. Ltd.	138,400	4,079,716
	Kanematsu Corp.	919,050	12,641,620
	Katakura Industries Co. Ltd.	120,900	1,979,567
	Kato Works Co. Ltd.	31,000	281,283
	Kawada Technologies, Inc.	270,300	2,587,232
	Kawaden Corp.	4,300	61,393
	Keihan Holdings Co. Ltd.	361,322	7,489,981
	Keihin Co. Ltd.	4,500	85,136
	Keikyu Corp.	842,421	8,259,472
	Keio Corp.	2,147,080	10,122,237
#	Kimura Chemical Plants Co. Ltd.	66,200	550,386
	Kimura Unity Co. Ltd.	94,000	540,533
	King Jim Co. Ltd.	21,100	106,215
	Kitano Construction Corp.	57,888	426,749
	Kitz Corp.	366,900	4,939,528
#	Kobe Electric Railway Co. Ltd.	5,099	77,907
	Koike Sanso Kogyo Co. Ltd.	39,000	463,222
#	Kokuyo Co. Ltd.	111,400	554,883
#	Komatsu Wall Industry Co. Ltd.	82,700	1,375,243
	Komori Corp.	216,205	2,073,501
#	Kondotec, Inc.	114,200	1,056,485
	Konoike Transport Co. Ltd.	166,500	3,004,072
#	Kosaido Holdings Co. Ltd.	436,900	1,685,018
	Kozo Keikaku Engineering Holdings, Inc.	45,000	828,267

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	KPP Group Holdings Co. Ltd.	128,200	$794,405
	Kraftia Corp.	105,400	6,500,742
#	KRS Corp.	72,600	1,425,701
	Kumagai Gumi Co. Ltd.	793,600	7,608,556
#	Kyodo Printing Co. Ltd.	117,300	1,157,912
	Kyokuto Boeki Kaisha Ltd.	66,000	788,852
	Kyokuto Kaihatsu Kogyo Co. Ltd.	181,300	3,129,925
	Kyushu Railway Co.	38,200	876,841
#	LIKE, Inc.	27,500	276,999
#	Link & Motivation, Inc.	219,400	778,040
#	Lixil Corp.	990,900	10,232,018
	Luckland Co. Ltd.	6,900	63,183
#	Mabuchi Motor Co. Ltd.	862,536	8,117,735
#	Maezawa Industries, Inc.	49,300	570,410
#	Maezawa Kasei Industries Co. Ltd.	64,200	804,331
#	Maezawa Kyuso Industries Co. Ltd.	117,100	1,118,264
*	Makino Milling Machine Co. Ltd.	84,900	6,448,063
#	Management Solutions Co. Ltd.	44,600	377,673
	Marufuji Sheet Piling Co. Ltd.	2,000	11,880
	Maruzen Co. Ltd.	63,300	1,504,216
	Maruzen Showa Unyu Co. Ltd.	74,600	3,693,740
	Matching Service Japan Co. Ltd.	15,600	94,156
	Matsuda Sangyo Co. Ltd.	72,282	3,080,792
#	Matsui Construction Co. Ltd.	108,300	1,051,942
	Max Co. Ltd.	490,800	5,255,080
	Meidensha Corp.	201,710	11,020,577
	Meiho Facility Works Ltd.	9,500	59,328
#	Meiji Electric Industries Co. Ltd.	29,600	388,144
#*	Meiji Shipping Group Co. Ltd.	84,000	687,888
	Meisei Industrial Co. Ltd.	216,000	2,547,921
	MEITEC Group Holdings, Inc.	407,000	8,151,298
#	Meiwa Corp.	145,600	772,443
	METAWATER Co. Ltd.	125,100	2,705,970
		Shares	Value»
INDUSTRIALS — (Continued)
#	Midac Holdings Co. Ltd.	42,500	$574,538
#	Mie Kotsu Group Holdings, Inc.	244,258	822,448
#	Mirai Industry Co. Ltd.	4,800	91,495
	Mirait One Corp.	491,735	12,671,327
	Mitani Corp.	294,600	4,865,995
#	Mitani Sangyo Co. Ltd.	101,900	455,503
	Mitsubishi Kakoki Kaisha Ltd.	104,500	2,143,103
	Mitsubishi Logistics Corp.	690,900	6,188,389
#	Mitsubishi Pencil Co. Ltd.	156,200	2,336,103
	Mitsuboshi Belting Ltd.	88,700	2,234,766
#	Mitsui Matsushima Holdings Co. Ltd.	313,000	2,708,447
	Mitsui-Soko Holdings Co. Ltd.	349,800	8,819,436
	Miura Co. Ltd.	326,200	6,755,638
#	Miyaji Engineering Group, Inc.	120,269	1,264,564
	Morita Holdings Corp.	200,100	3,215,179
#	Moriya Transportation Engineering & Manufacturing Co. Ltd.	15,300	202,964
#	NAC Co. Ltd.	88,200	291,810
	Nachi-Fujikoshi Corp.	65,300	2,121,846
	Nagase & Co. Ltd.	1,999,600	15,039,959
	Nagoya Railroad Co. Ltd.	995,411	11,242,277
#	Naikai Zosen Corp.	2,100	164,122
#	Nakabayashi Co. Ltd.	34,600	127,976
#	Nakakita Seisakusho Co. Ltd.	8,900	330,845
#	Nakamoto Packs Co. Ltd.	9,700	118,726
	Nakanishi Manufacturing Co. Ltd.	5,700	91,947
	Nakano Corp.	17,200	152,306
	Namura Shipbuilding Co. Ltd.	248,028	6,496,636
	NANKAI Co. Ltd.	490,900	9,307,031
	Narasaki Sangyo Co. Ltd.	25,400	699,982
#	Nareru Group, Inc.	11,500	166,046
	Nice Corp.	6,518	80,589
	Nichias Corp.	707,400	14,035,648
#	Nichiban Co. Ltd.	46,100	534,515
	Nichiden Corp.	62,001	923,602
	Nichiha Corp.	149,980	2,972,562

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Nichireki Group Co. Ltd.	144,700	$1,873,560
#	Nihon Dengi Co. Ltd.	236,800	3,644,209
#	Nihon Flush Co. Ltd.	39,245	198,753
	Nikkiso Co. Ltd.	252,900	4,298,603
	Nikko Co. Ltd.	152,044	775,919
#	Nikkon Holdings Co. Ltd.	563,000	18,191,223
	Nippi, Inc.	11,900	894,698
#	Nippon Air Conditioning Services Co. Ltd.	160,700	1,589,954
	Nippon Aqua Co. Ltd.	10,900	47,983
#	Nippon Carbon Co. Ltd.	5,600	171,512
	Nippon Densetsu Kogyo Co. Ltd.	211,501	6,602,686
#	Nippon Dry-Chemical Co. Ltd.	70,400	1,334,793
	Nippon Kanzai Holdings Co. Ltd.	2,500	46,206
	Nippon Parking Development Co. Ltd.	1,074,800	1,701,235
#	Nippon Rietec Co. Ltd.	40,200	693,319
#	Nippon Seisen Co. Ltd.	63,200	570,346
	Nippon Sharyo Ltd.	24,425	579,655
#*	Nippon Sheet Glass Co. Ltd.	467,000	1,433,194
	Nippon Thompson Co. Ltd.	212,837	1,500,766
	Nippon Tungsten Co. Ltd.	6,700	82,870
	Nishimatsu Construction Co. Ltd.	146,100	5,373,435
	Nishi-Nippon Railroad Co. Ltd.	244,100	4,471,461
	Nishio Holdings Co. Ltd.	92,700	2,557,259
	Nissei ASB Machine Co. Ltd.	48,700	2,528,275
	Nisshinbo Holdings, Inc.	700,780	9,243,950
#	Nisso Holdings Co. Ltd.	18,400	71,096
	Nitta Corp.	105,700	3,004,554
	Nitto Boseki Co. Ltd.	20,600	3,784,855
	Nitto Kogyo Corp.	145,000	4,194,267
#	Nitto Kohki Co. Ltd.	4,500	45,985
	Nitto Seiko Co. Ltd.	94,773	461,660
#	Nittoc Construction Co. Ltd.	117,600	886,228
		Shares	Value»
INDUSTRIALS — (Continued)
#	Nittoku Co. Ltd.	50,398	$787,134
	No.1 Co. Ltd.	1,800	18,607
	Noda Corp.	112,400	483,276
	Nomura Co. Ltd.	190,900	1,425,984
	Nomura Micro Science Co. Ltd.	56,700	1,336,877
	Noritake Co. Ltd.	216,000	4,754,686
	NS Tool Co. Ltd.	300	1,665
#	NS United Kaiun Kaisha Ltd.	56,300	2,741,048
	NSK Ltd.	1,755,632	14,259,875
	NTN Corp.	1,900,100	4,638,621
#	Obara Group, Inc.	55,100	1,947,776
	Ochi Holdings Co. Ltd.	2,600	23,225
	Odawara Engineering Co. Ltd.	1,200	15,240
#	Ohba Co. Ltd.	76,500	604,556
	Ohmoto Gumi Co. Ltd.	24,600	265,719
	Oiles Corp.	115,870	1,922,480
#	Okabe Co. Ltd.	176,501	1,069,807
#	Okada Aiyon Corp.	33,400	469,026
	Okamoto Machine Tool Works Ltd.	15,500	417,354
	Okamura Corp.	330,800	5,308,078
	OKUMA Corp.	234,600	6,732,228
	Okumura Corp.	177,480	6,976,208
	Onamba Co. Ltd.	1,400	16,770
	One Career, Inc.	12,600	147,252
#	Onoken Co. Ltd.	19,000	169,364
	Open Up Group, Inc.	42,200	471,596
#	Oriental Consultants Holdings Co. Ltd.	12,200	238,957
	Oriental Shiraishi Corp.	703,200	1,670,118
#	OSG Corp.	330,100	6,903,605
	Oyo Corp.	125,800	2,199,625
	Paraca, Inc.	3,100	39,994
	Park24 Co. Ltd.	660,672	7,769,163
	Parker Corp.	52,200	461,251
#	Pasona Group, Inc.	123,400	1,285,919
#	Pegasus Co. Ltd.	80,419	451,744
	Penta-Ocean Construction Co. Ltd.	1,498,652	16,791,268
#	People Dreams & Technologies Group Co. Ltd.	5,800	56,880
	Persol Holdings Co. Ltd.	1,026,665	1,528,108
	Pilot Corp.	53,099	1,619,683
	Prestige International, Inc.	565,200	2,400,406
#	Pronexus, Inc.	81,700	559,727
	PS Construction Co. Ltd.	70,560	1,208,329

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Quick Co. Ltd.	231,000	$1,241,643
	Raito Kogyo Co. Ltd.	253,900	6,187,191
	Raiznext Corp.	246,800	3,560,445
#	Rasa Corp.	61,100	705,788
#	Rheon Automatic Machinery Co. Ltd.	80,801	786,393
#	Rix Corp.	20,300	433,598
	Ryobi Ltd.	95,640	1,558,601
#	Sakai Heavy Industries Ltd.	29,900	388,696
	Sakai Moving Service Co. Ltd.	125,000	2,321,487
#	Sanki Engineering Co. Ltd.	692,700	10,674,868
	Sanko Gosei Ltd.	107,300	593,829
	Sanko Metal Industrial Co. Ltd.	70,500	559,850
#	Sankyo Tateyama, Inc.	135,505	568,958
	Sankyu, Inc.	235,900	12,676,658
	Sanoyas Holdings Corp.	10,000	19,942
	Sansei Technologies, Inc.	54,578	738,329
	Sansha Electric Manufacturing Co. Ltd.	19,600	130,797
#	Sanyo Denki Co. Ltd.	145,200	6,428,269
#	Sanyo Electric Railway Co. Ltd.	76,298	960,318
	Sanyo Engineering & Construction, Inc.	48,000	481,034
	Sanyo Industries Ltd.	5,800	162,322
#	Sanyo Trading Co. Ltd.	112,439	1,119,952
#	Sata Construction Co. Ltd.	86,199	583,411
	Sato Corp.	58,500	777,782
#	Sato Shoji Corp.	83,100	1,457,132
	SBI Leasing Services Co. Ltd.	13,600	222,189
#	SBS Holdings, Inc.	104,600	2,787,312
	SEC Carbon Ltd.	36,800	588,180
	Seibu Electric & Machinery Co. Ltd.	10,300	189,868
	Seibu Giken Co. Ltd.	5,600	75,818
#	Seika Corp.	123,600	2,361,403
	Seikitokyu Kogyo Co. Ltd.	78,730	730,281
	Seiko Electric Co. Ltd.	25,000	404,506
	Seino Holdings Co. Ltd.	336,000	5,150,059
	Sekisui Jushi Corp.	176,701	2,365,625
	Senko Group Holdings Co. Ltd.	649,000	7,682,308
		Shares	Value»
INDUSTRIALS — (Continued)
#	Senshu Electric Co. Ltd.	67,900	$2,646,901
	Shibaura Machine Co. Ltd.	105,100	2,820,862
#	Shibusawa Logistics Corp.	214,800	1,742,723
	Shibuya Corp.	63,100	1,371,659
	Shima Seiki Manufacturing Ltd.	27,610	164,901
#	Shimojima Co. Ltd.	18,595	153,592
	Shin Maint Holdings Co. Ltd.	29,200	192,359
	Shin Nippon Air Technologies Co. Ltd.	144,960	3,317,642
	Shinki Bus Co. Ltd.	1,300	16,373
	Shinmaywa Industries Ltd.	330,700	5,406,065
	Shinnihon Corp.	164,700	2,028,625
	Shinsho Corp.	86,100	1,272,197
	Shinwa Co. Ltd. (3447 JP)	53,900	336,309
	Shinwa Co. Ltd. (7607 JP)	57,400	1,110,139
#	SHO-BOND Holdings Co. Ltd.	589,800	4,988,945
#	SIGMAXYZ Holdings, Inc.	353,000	1,446,500
	Sinfonia Technology Co. Ltd.	117,700	10,819,422
#	Sinko Industries Ltd.	334,100	2,606,567
	Sintokogio Ltd.	167,500	1,055,001
	Skymark Airlines, Inc.	9,100	18,964
#	SMS Co. Ltd.	187,500	2,136,296
#	Soda Nikka Co. Ltd.	105,700	682,468
	Sodick Co. Ltd.	188,900	1,867,344
	Sotetsu Holdings, Inc.	423,100	7,130,122
#	Space Co. Ltd.	74,362	702,327
#	S-Pool, Inc.	19,501	29,565
#	Studio Alice Co. Ltd.	31,000	354,799
#	Subaru Enterprise Co. Ltd.	32,700	711,402
#	Sugimoto & Co. Ltd.	109,700	852,969
	Sumitomo Heavy Industries Ltd.	282,851	9,569,870
	Sumitomo Warehouse Co. Ltd.	313,800	7,562,200
	Suzumo Machinery Co. Ltd.	1,800	12,332
	SWCC Corp.	163,900	16,776,267
	Tacmina Corp.	700	6,995
	Tadano Ltd.	324,000	2,840,414
	Taihei Dengyo Kaisha Ltd.	170,600	3,123,995

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Taikisha Ltd.	279,700	$6,212,630
	Taisei Oncho Co. Ltd.	13,600	452,507
#	Takamatsu Construction Group Co. Ltd.	82,400	1,764,696
#	Takamiya Co. Ltd.	23,522	59,130
#	Takaoka Toko Co. Ltd.	50,180	2,422,846
#	Takara & Co. Ltd.	57,955	1,251,853
	Takara Standard Co. Ltd.	204,600	3,869,102
#	Takashima & Co. Ltd.	145,198	728,527
	Takeuchi Manufacturing Co. Ltd.	199,600	8,997,737
	Takigami Steel Construction Co. Ltd.	3,700	168,193
	Tanabe Engineering Corp.	39,500	653,481
	Tanseisha Co. Ltd.	213,949	1,957,078
#	Techno Ryowa Ltd.	63,390	2,809,279
	Techno Smart Corp.	28,200	342,408
#	Technoflex Corp.	8,100	245,917
#	Teikoku Corp.	104,200	1,833,876
#	Teikoku Sen-I Co. Ltd.	110,000	1,922,945
	Tekken Corp.	42,100	1,308,243
#	Tenpos Holdings Co. Ltd.	4,400	104,340
#	Terasaki Electric Co. Ltd.	24,300	623,719
#	Tess Holdings Co. Ltd.	147,298	734,786
	TKC Corp.	176,101	4,035,197
	Toa Corp. (1885 JP)	300,900	5,376,309
	TOA ROAD Corp.	5,000	50,156
	Toba, Inc.	2,000	48,417
	TOBISHIMA HOLDINGS, Inc.	50,591	649,493
	Tobu Railway Co. Ltd.	209,015	3,732,601
	Tocalo Co. Ltd.	357,200	7,126,479
	Toda Corp.	1,032,200	9,371,027
	Toenec Corp.	237,600	3,702,049
	Togami Electric Manufacturing Co. Ltd.	14,700	595,792
	TOKAI Holdings Corp.	514,900	3,741,580
	Tokyo Energy & Systems, Inc.	89,500	1,078,809
	Tokyo Keiki, Inc.	42,100	2,034,479
#	Tokyo Sangyo Co. Ltd.	113,600	639,229
	Tokyu Construction Co. Ltd.	293,500	2,770,552
	Toli Corp.	215,200	883,191
#	Tomoe Corp.	141,800	1,829,712
		Shares	Value»
INDUSTRIALS — (Continued)
#	Tomoe Engineering Co. Ltd.	127,100	$1,434,324
	Torishima Pump Manufacturing Co. Ltd.	95,500	1,968,814
	Totech Corp.	140,600	3,434,026
	Totetsu Kogyo Co. Ltd.	133,900	4,725,656
	Toyo Denki Seizo KK	26,900	431,043
#	Toyo Tanso Co. Ltd.	59,900	2,333,730
	Transcosmos, Inc.	79,500	1,940,862
	TRE Holdings Corp.	188,200	1,926,844
	Trinity Industrial Corp.	29,600	246,470
	Trusco Nakayama Corp.	215,700	2,978,015
#*	Tsubaki Nakashima Co. Ltd.	32,100	66,975
	Tsubakimoto Chain Co.	454,775	6,817,342
#	Tsubakimoto Kogyo Co. Ltd.	82,700	1,463,325
	Tsugami Corp.	227,500	6,823,651
	Tsukishima Holdings Co. Ltd.	104,800	2,095,153
	Tsurumi Manufacturing Co. Ltd.	199,800	2,783,381
	Ueki Corp.	60,800	976,217
#	UNISOL Holdings Corp.	77,545	1,073,123
	Ushio, Inc.	481,400	9,693,604
#	UT Group Co. Ltd.	2,459,500	2,912,535
#*	Visional, Inc.	110,900	5,236,903
	Wakachiku Construction Co. Ltd.	72,400	1,671,496
	Wakita & Co. Ltd.	187,900	2,172,972
#	WDB Holdings Co. Ltd.	14,600	139,151
	Weathernews, Inc.	133,800	1,732,275
#	West Holdings Corp.	126,603	2,341,865
#	Will Group, Inc.	31,907	230,298
	World Holdings Co. Ltd.	38,600	632,830
*	W-Scope Corp.	223,500	327,216
	Yahagi Construction Co. Ltd.	153,300	2,095,159
	YAMABIKO Corp.	206,328	5,138,311
#	YAMADA Consulting Group Co. Ltd.	22,300	232,210
#	Yamato Corp.	99,500	1,365,094
#	Yamaura Corp.	14,400	132,806
#	Yamazen Corp.	330,500	3,245,824
	Yasuda Logistics Corp.	99,100	1,393,457

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Yokogawa Bridge Holdings Corp.	185,600	$3,477,228
	Yondenko Corp.	162,360	2,123,057
	Yuasa Co. Ltd.	96,800	3,694,127
	Yuken Kogyo Co. Ltd.	1,400	26,938
	Yurtec Corp.	254,300	4,073,230
#	Yushin Co.	14,600	62,296
	Zaoh Co. Ltd.	14,000	232,510
#	Zenitaka Corp.	14,700	859,917
#	Zero Co. Ltd.	8,500	181,060
TOTAL INDUSTRIALS			1,112,429,996
INFORMATION TECHNOLOGY — (13.2%)
	A&D HOLON Holdings Co. Ltd.	135,200	2,483,550
#	Ad-sol Nissin Corp.	86,816	821,621
	Adtec Plasma Technology Co. Ltd.	16,300	279,403
#	Advanced Media, Inc.	19,200	132,355
	Ai Holdings Corp.	193,700	3,338,835
	Aichi Tokei Denki Co. Ltd.	44,837	828,726
#	AIMECHATEC Ltd.	34,200	1,402,851
	Aiphone Co. Ltd.	66,100	1,178,647
#	Allied Telesis Holdings KK	117,000	200,144
#	Alpha Systems, Inc.	28,720	606,235
	Alps Alpine Co. Ltd.	989,842	14,853,781
	Amano Corp.	286,000	6,537,908
#	AOI Electronics Co. Ltd.	18,000	324,610
#	Appier Group, Inc.	277,728	1,592,789
	Argo Graphics, Inc.	410,400	3,545,092
	Arisawa Manufacturing Co. Ltd.	193,300	3,365,433
#	Asteria Corp.	7,400	70,854
	Aval Data Corp.	2,000	37,662
#	Avant Group Corp.	107,800	882,590
	Base Co. Ltd.	29,201	595,387
	baudroie, Inc.	24,800	316,866
	BIPROGY, Inc.	185,433	5,333,011
	Broadband Tower, Inc.	75,700	119,659
	Broadleaf Co. Ltd.	194,400	1,124,557
#	Buffalo, Inc.	54,200	854,756
	Business Brain Showa-Ota, Inc.	122,400	715,313
#	Business Engineering Corp.	79,700	614,213
	CAC Holdings Corp.	74,200	849,129
#	CDS Co. Ltd.	11,600	134,932
#	Celsys, Inc.	164,100	1,418,756
	Change Holdings, Inc.	10,200	58,905
#	Chino Corp.	66,600	672,468
	Citizen Watch Co. Ltd.	1,178,200	13,650,710
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	CMK Corp.	228,100	$921,731
	Computer Engineering & Consulting Ltd.	159,900	1,980,499
#	Computer Institute of Japan Ltd.	304,417	967,301
#	Comture Corp.	155,380	1,352,383
#	Core Concept Technologies, Inc.	15,200	134,889
#	Core Corp.	39,200	512,866
	Cresco Ltd.	163,700	1,423,896
#	Cross Cat Co. Ltd.	5,000	30,249
	Cyberlinks Co. Ltd.	2,200	13,750
#	Cybozu, Inc.	123,700	1,648,551
#	Daishinku Corp.	132,396	617,633
	Daitron Co. Ltd.	111,200	2,078,038
	Daiwabo Holdings Co. Ltd.	533,800	10,870,027
#	Densan System Holdings Co. Ltd.	15,400	281,288
	Dentsu Soken, Inc.	283,800	3,991,393
	Dexerials Corp.	457,900	7,146,364
	Digital Arts, Inc.	63,500	2,270,034
#	Digital Garage, Inc.	82,600	1,305,301
#	Digital Hearts Holdings Co. Ltd.	12,100	64,359
	Digital Information Technologies Corp.	88,500	511,853
#	DKK Co. Ltd.	6,600	140,809
	DKK-Toa Corp.	3,400	18,931
#	Double Standard, Inc.	4,400	38,102
	DTS Corp.	965,900	6,294,659
#	Ebase Co. Ltd.	20,438	52,238
	Eizo Corp.	170,100	2,238,921
	Elecom Co. Ltd.	171,900	1,779,910
#	Enomoto Co. Ltd.	21,883	461,807
#	ESPEC Corp.	102,200	2,173,991
#*	ExaWizards, Inc.	166,700	774,384
	Ferrotec Corp.	226,400	10,915,112
#	FFRI Security, Inc.	7,100	268,472
#	Fixstars Corp.	110,800	900,518
#	Focus Systems Corp.	50,500	488,236
#	Forval Corp.	33,600	229,072
#*	Fronteo, Inc.	47,800	237,143
	FTGroup Co. Ltd.	51,000	368,846
	Fukui Computer Holdings, Inc.	45,300	951,504
	Furuno Electric Co. Ltd.	117,900	5,470,434
	Furuya Metal Co. Ltd.	71,601	3,387,887
#	Future Corp.	262,200	2,559,933
#	Global Security Experts, Inc.	13,000	212,130
	GLtechno Holdings, Inc.	45,500	1,509,019

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	GMO GlobalSign Holdings KK	1,600	$19,562
	GMO internet group, Inc.	323,420	6,401,184
#	Gunosy, Inc.	89,700	293,269
#	Hakuto Co. Ltd.	65,700	1,756,496
	Hibino Corp.	13,700	276,656
	Himacs Ltd.	960	7,280
#	Hioki EE Corp.	58,300	4,155,328
#	Hochiki Corp.	251,400	3,096,305
	Hokuriku Electric Industry Co. Ltd.	17,739	311,117
	Hosiden Corp.	271,400	4,820,206
	HPC Systems, Inc.	3,100	50,874
	Human Technologies, Inc.	2,500	23,858
#	Icom, Inc.	30,100	582,072
#	ID Holdings Corp.	90,900	584,319
#	I'll, Inc.	27,490	421,281
#	IMV Corp.	14,900	334,769
	Ines Corp.	106,400	1,404,516
	Innotech Corp.	80,300	1,487,752
#	Intelligent Wave, Inc.	50,000	311,191
	Iriso Electronics Co. Ltd.	100,200	2,158,124
#	ISB Corp.	42,600	583,068
#	Itfor, Inc.	159,600	1,759,559
	Japan Aviation Electronics Industry Ltd.	254,500	3,891,032
#	Japan Business Systems, Inc.	19,300	176,044
#	Japan Cash Machine Co. Ltd.	76,500	476,285
	Japan Electronic Materials Corp.	50,300	2,317,560
	Japan Material Co. Ltd.	381,600	4,393,555
#	Japan System Techniques Co. Ltd.	74,300	906,374
	JBCC Holdings, Inc.	344,900	2,652,402
	Jeol Ltd.	181,000	7,281,030
	JFE Systems, Inc.	23,900	290,857
	Justsystems Corp.	64,500	1,533,629
	Kaga Electronics Co. Ltd.	191,000	5,114,870
	KEL Corp.	1,600	14,504
	Koa Corp.	143,000	1,723,020
#	Kohoku Kogyo Co. Ltd.	25,200	885,072
	Konica Minolta, Inc.	1,542,900	4,906,372
	KSK Co. Ltd.	3,000	84,587
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Kyosan Electric Manufacturing Co. Ltd.	150,300	$672,661
#	Kyowa Electronic Instruments Co. Ltd.	50,400	243,878
	Macnica Holdings, Inc.	30,982	523,350
	Marubun Corp.	30,400	226,850
	Maruwa Co. Ltd.	3,300	1,558,942
	Maxell Ltd.	192,711	2,462,376
	Megachips Corp.	43,400	2,705,399
	Meiko Electronics Co. Ltd.	123,200	24,874,943
	Micronics Japan Co. Ltd.	138,900	11,678,094
#	MIMAKI ENGINEERING Co. Ltd.	101,100	968,793
#	Miraini Holdings Co. Ltd.	143,527	1,729,970
#	Miroku Jyoho Service Co. Ltd.	97,600	1,065,229
#	Mitachi Co. Ltd.	12,500	149,898
	Mitsubishi Research Institute, Inc.	46,400	1,332,005
#	Mitsui High-Tec, Inc.	74,899	312,091
	m-up Holdings, Inc.	322,600	1,494,336
#	Nagano Keiki Co. Ltd.	74,900	1,473,206
#	NCD Co. Ltd./Shinagawa	31,500	494,913
#*	NE, Inc.	29,400	57,809
#	Needs Well, Inc.	53,400	154,983
	NEOJAPAN, Inc.	1,800	17,670
	New Cosmos Electric Co. Ltd.	500	18,569
#	NF Holdings Corp.	2,700	23,758
	Nichicon Corp.	152,500	2,332,604
#	Nihon Dempa Kogyo Co. Ltd.	76,900	935,331
	Nihon Denkei Co. Ltd.	35,400	544,728
#	Nippon Avionics Co. Ltd.	28,800	1,211,218
	Nippon Chemi-Con Corp.	86,791	1,473,653
	Nippon Electric Glass Co. Ltd.	362,636	18,930,469
#	Nippon Information Development Co. Ltd.	12,600	198,055
#	Nippon Kodoshi Corp.	38,800	1,580,485
	Nippon Signal Co. Ltd.	210,565	2,268,627
#	Nissha Co. Ltd.	30,100	242,072
	Nohmi Bosai Ltd.	8,200	215,514
#	NPC, Inc.	39,200	189,167
	NSD Co. Ltd.	458,760	7,875,284

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	NSW, Inc.	41,700	$652,559
#	Ohara, Inc.	42,400	332,228
	Oki Electric Industry Co. Ltd.	348,864	7,547,172
	ONO Sokki Co. Ltd.	8,200	42,825
	Optex Group Co. Ltd.	156,300	2,907,461
*	Optim Corp.	3,500	9,568
#	Oro Co. Ltd.	9,501	121,715
	Osaki Electric Co. Ltd.	105,040	1,372,045
#	Oval Corp.	34,900	156,824
#*	Oxide Corp.	3,300	97,984
#*	PKSHA Technology, Inc.	15,600	329,308
#*	Plaid, Inc.	13,500	46,024
#	Plus Alpha Consulting Co. Ltd.	54,500	762,661
#	Pole To Win Holdings, Inc.	17,800	34,258
#	Pro-Ship, Inc.	89,800	874,609
	Rakus Co. Ltd.	741,602	4,098,013
	Restar Corp.	93,600	1,718,378
	Riken Keiki Co. Ltd.	158,800	3,410,630
#	Riso Kagaku Corp.	63,300	421,805
	Rorze Corp.	287,003	6,879,858
	RS Technologies Co. Ltd.	41,300	1,598,671
	RYODEN Corp.	89,200	2,019,348
	Ryoyo Ryosan Holdings, Inc.	92,303	1,597,997
	Ryoyu Systems Co. Ltd.	1,200	23,483
*	SAAF Holdings Co. Ltd.	19,500	37,668
#	Sakura Internet, Inc.	14,900	298,313
#	Samco, Inc.	20,900	1,553,456
#*	Sanken Electric Co. Ltd.	98,099	5,911,789
*	Sansan, Inc.	215,200	1,745,004
#	Sanshin Electronics Co. Ltd.	66,400	1,144,546
#	Santec Holdings Corp.	20,400	3,659,329
	SAXA, Inc.	71,400	988,490
	Segue Group Co. Ltd.	11,000	37,014
#	Seikoh Giken Co. Ltd.	13,900	2,584,861
	SEMITEC Corp.	28,400	436,719
	SERAKU Co. Ltd.	6,800	57,837
	Shibaura Mechatronics Corp.	309,000	9,600,031
#*	SHIFT, Inc.	251,000	1,061,371
#	Shindengen Electric Manufacturing Co. Ltd.	18,300	385,440
#	Shinko Shoji Co. Ltd.	171,700	1,792,758
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Shizuki Electric Co., Inc.	25,400	$180,499
	Siix Corp.	163,801	1,342,487
*	Simplex Holdings, Inc.	490,900	2,753,666
#	SK-Electronics Co. Ltd.	40,400	869,065
#	Smaregi, Inc.	5,300	81,415
#	SMK Corp.	5,549	118,815
#	Socionext, Inc.	678,077	8,251,689
#	Softcreate Holdings Corp.	95,000	1,077,848
#	Soliton Systems KK	42,100	480,786
#	SRA Holdings	69,900	2,002,418
	Startia Holdings, Inc.	26,700	478,368
#	Sukegawa Electric Co. Ltd.	5,900	231,843
	SUMCO Corp.	1,205,330	19,230,608
#	Sumida Corp.	139,401	1,193,700
#	Sun-Wa Technos Corp.	51,900	1,060,839
#	Suzuden Corp.	11,500	125,770
	Suzuki Co. Ltd.	58,777	1,184,834
	System D, Inc.	4,400	16,073
	System Research Co. Ltd.	61,300	649,488
#	System Support Holdings, Inc.	63,000	433,120
#	Systems Engineering Consultants Co. Ltd.	27,200	526,328
	Systena Corp.	1,321,700	3,615,592
#	Tachibana Eletech Co. Ltd.	99,760	1,824,688
	Taiyo Yuden Co. Ltd.	542,801	22,254,560
#	TAKEBISHI Corp.	37,600	533,937
	Tamura Corp.	286,801	1,534,066
	Tazmo Co. Ltd.	11,900	224,006
#	TDC Soft, Inc.	192,100	1,161,569
	TechMatrix Corp.	227,400	2,640,126
#	Teikoku Tsushin Kogyo Co. Ltd.	29,500	501,822
#	Tera Probe, Inc.	16,003	1,052,351
	TESEC Corp.	3,400	61,747
#	Tokyo Electron Device Ltd.	103,700	2,304,292
	Tokyo Seimitsu Co. Ltd.	106,816	11,802,702
#	Tomen Devices Corp.	2,900	282,493
#	Toranvia Co. Ltd.	5,143	29,073
#	Torex Semiconductor Ltd.	17,200	218,661
	Toshiba TEC Corp.	105,009	1,808,296
	Toyo Corp.	1,800	20,504
#	Tri Chemical Laboratories, Inc.	28,500	592,880

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Tsuzuki Denki Co. Ltd.	47,900	$1,056,326
#	Ubicom Holdings, Inc.	2,000	12,069
	Uchida Yoko Co. Ltd.	232,000	2,999,404
	ULS Group, Inc.	84,900	271,008
	Ulvac, Inc.	1,099	69,207
#	UNITED, Inc.	4,300	13,935
#	User Local, Inc.	9,800	96,677
	V Technology Co. Ltd.	37,800	1,180,313
#*	VRAIN Solution, Inc.	5,200	109,327
	Wacom Co. Ltd.	373,200	1,717,733
*	WingArc1st, Inc.	48,554	828,052
#	YAC Holdings Co. Ltd.	51,276	382,043
	Yamaichi Electronics Co. Ltd.	124,900	8,333,368
#	Yashima Denki Co. Ltd.	117,900	2,196,863
	YE DIGITAL Corp.	8,600	50,790
	Yokowo Co. Ltd.	51,500	1,460,358
	Zuken, Inc.	9,500	268,190
TOTAL INFORMATION TECHNOLOGY			492,407,857
MATERIALS — (12.8%)
	Achilles Corp.	12,500	111,090
	ADEKA Corp.	470,900	11,793,956
	Aica Kogyo Co. Ltd.	149,200	3,340,629
	Aichi Steel Corp.	184,660	3,405,521
	Air Water, Inc.	443,584	6,292,281
	Arakawa Chemical Industries Ltd.	41,700	333,295
#	Araya Industrial Co. Ltd.	35,600	566,165
	ARE Holdings, Inc.	413,400	9,463,357
	Artience Co. Ltd.	177,100	4,417,389
	Asahi Yukizai Corp.	84,300	3,091,073
	Asia Pile Holdings Corp.	166,430	1,488,448
	C Uyemura & Co. Ltd.	63,200	9,461,717
#	Carlit Co. Ltd.	96,913	1,692,661
#	Chubu Steel Plate Co. Ltd.	56,000	804,825
	Chuetsu Pulp & Paper Co. Ltd.	8,800	108,474
#	Chugai Mining Co. Ltd.	13,900	76,364
	Chugoku Marine Paints Ltd.	183,100	3,750,302
#	CK-San-Etsu Co. Ltd.	10,500	279,024
	Dai Nippon Toryo Co. Ltd.	99,800	786,354
	Daicel Corp.	645,773	5,063,399
	Daido Steel Co. Ltd.	544,300	6,363,368
		Shares	Value»
MATERIALS — (Continued)
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,500	$79,990
#	Daiki Aluminium Industry Co. Ltd.	152,500	1,432,927
#	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	249,200	1,701,264
	Daio Paper Corp.	168,200	1,028,608
	Denka Co. Ltd.	425,758	11,088,219
	DIC Corp.	351,300	8,042,715
	DKS Co. Ltd.	37,015	2,002,295
	Dowa Holdings Co. Ltd.	259,100	15,766,631
	Dynapac Co. Ltd.	4,000	60,689
	FP Corp.	162,098	2,394,806
	Fuji Seal International, Inc.	96,628	1,527,022
#	Fujikura Kasei Co. Ltd.	95,600	742,894
	Fujimi, Inc.	188,999	3,909,173
	Fuso Chemical Co. Ltd.	312,000	6,532,288
	Godo Steel Ltd.	46,600	847,975
#	Gun-Ei Chemical Industry Co. Ltd.	18,300	605,727
#	Hakudo Co. Ltd.	24,200	364,252
	Harima Chemicals Group, Inc.	33,000	186,114
	Hodogaya Chemical Co. Ltd.	51,419	822,591
#	Hokkan Holdings Ltd.	48,560	670,375
#	Hokko Chemical Industry Co. Ltd.	111,000	1,208,028
#	Hokuetsu Corp.	669,699	3,803,219
#	Ise Chemicals Corp.	88,600	2,970,734
#	Ishihara Chemical Co. Ltd.	56,200	963,564
	Ishihara Sangyo Kaisha Ltd.	155,250	2,990,298
	JCU Corp.	120,900	5,142,179
#	JSP Corp.	78,126	1,151,050
	Kaneka Corp.	188,400	5,892,561
#	Kansai Paint Co. Ltd.	589,603	8,848,459
	Kanto Denka Kogyo Co. Ltd.	192,200	2,056,598
#	KeePer Technical Laboratory Co. Ltd.	74,700	1,415,151
	KEIWA, Inc.	28,339	217,357
	KH Neochem Co. Ltd.	91,100	1,608,863
	Kimoto Co. Ltd.	19,800	30,022
#	Koatsu Gas Kogyo Co. Ltd.	158,793	1,115,454

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
#	Kohsoku Corp.	49,700	$929,298
	Konishi Co. Ltd.	324,700	2,940,374
#	Konoshima Chemical Co. Ltd.	24,212	282,028
#	Kumiai Chemical Industry Co. Ltd.	503,287	2,441,453
	Kuraray Co. Ltd.	1,208,985	12,697,452
	Kureha Corp.	243,250	6,104,812
#	Kurimoto Ltd.	277,800	2,692,942
	Kuriyama Holdings Corp.	79,300	927,721
	Kyoei Steel Ltd.	83,000	1,007,993
	Kyowa Leather Cloth Co. Ltd.	34,300	200,714
	Lintec Corp.	214,400	6,938,157
	Maeda Kosen Co. Ltd.	232,800	2,716,980
	Maruichi Steel Tube Ltd.	881,000	8,181,450
	MEC Co. Ltd.	57,800	3,476,346
	Mitani Sekisan Co. Ltd.	264,000	2,891,060
	Mitsubishi Materials Corp.	574,500	18,931,341
	Mitsubishi Paper Mills Ltd.	80,800	482,401
#	Mitsubishi Steel Manufacturing Co. Ltd.	41,684	477,930
	Moriroku Co. Ltd.	26,200	406,523
#	Mory Industries, Inc.	136,500	814,884
	Muto Seiko Co.	16,400	203,105
#	Nakayama Steel Works Ltd.	85,594	324,711
	Nasu Denki Tekko Co. Ltd.	3,000	374,912
	Neturen Co. Ltd.	142,300	1,177,988
	Nicca Chemical Co. Ltd.	24,500	288,337
	Nihon Kagaku Sangyo Co. Ltd.	79,800	1,196,665
	Nihon Nohyaku Co. Ltd.	156,100	988,764
	Nihon Parkerizing Co. Ltd.	489,900	4,505,224
#	Nihon Yamamura Glass Co. Ltd.	37,600	755,985
	Nippon Carbide Industries Co., Inc.	22,000	377,871
#	Nippon Chemical Industrial Co. Ltd.	33,300	717,412
#	Nippon Concrete Industries Co. Ltd.	298,717	590,601
	Nippon Denko Co. Ltd.	408,714	1,116,688
		Shares	Value»
MATERIALS — (Continued)
#	Nippon Fine Chemical Co. Ltd.	78,800	$1,272,524
	Nippon Kayaku Co. Ltd.	691,500	7,669,198
	Nippon Light Metal Holdings Co. Ltd.	232,690	4,261,611
	Nippon Paper Industries Co. Ltd.	463,106	3,885,923
	Nippon Shokubai Co. Ltd.	519,100	7,146,429
	Nippon Soda Co. Ltd.	263,500	6,106,729
#	Nippon Yakin Kogyo Co. Ltd.	58,649	1,704,579
	Nitta Gelatin, Inc.	58,100	441,458
	Nittetsu Mining Co. Ltd.	8,100	127,053
#	Oat Agrio Co. Ltd.	49,200	847,267
	Okamoto Industries, Inc.	68,400	2,456,032
#	Okura Industrial Co. Ltd.	33,001	1,048,473
#	Osaka Organic Chemical Industry Ltd.	93,643	2,806,858
#*	Osaka Steel Co. Ltd.	76,000	1,194,331
#	Pacific Metals Co. Ltd.	89,584	1,448,642
	Pack Corp.	235,900	1,963,689
	PILLAR Corp.	102,700	6,038,325
#	Rasa Industries Ltd.	180,500	2,466,416
	Rengo Co. Ltd.	788,500	6,212,700
	Riken Technos Corp.	224,700	2,380,470
	Sakai Chemical Industry Co. Ltd.	74,116	1,762,136
	Sakata INX Corp.	230,600	3,441,943
	Sanyo Chemical Industries Ltd.	53,900	1,717,648
#	Sekisui Kasei Co. Ltd.	52,882	153,334
	Shikoku Kasei Holdings Corp.	215,900	6,908,585
	Shinagawa Refra Co. Ltd.	157,500	1,921,806
	Shin-Etsu Polymer Co. Ltd.	251,300	3,420,494
	SK Kaken Co. Ltd.	15,000	1,004,757
	Soken Chemical & Engineering Co. Ltd.	81,500	1,756,603
#	Stella Chemifa Corp.	46,900	1,608,493
	Sumitomo Bakelite Co. Ltd.	91,848	3,234,973
	Sumitomo Osaka Cement Co. Ltd.	142,599	3,551,202
#	Sumitomo Seika Chemicals Co. Ltd.	243,500	1,867,989

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	T Hasegawa Co. Ltd.	132,600	$2,445,620
	Taiheiyo Cement Corp.	398,234	9,041,421
	Taiyo Holdings Co. Ltd.	431,800	13,302,337
	Takasago International Corp.	404,900	3,035,513
	Takemoto Yohki Co. Ltd.	2,600	14,590
#	Taki Chemical Co. Ltd.	27,500	802,023
	Taoka Chemical Co. Ltd.	4,100	23,619
#	Tayca Corp.	67,492	816,904
	Teijin Ltd.	848,401	8,544,116
	Toagosei Co. Ltd.	623,000	6,765,559
	Toho Chemical Industry Co. Ltd.	1,600	7,649
#	Toho Titanium Co. Ltd.	178,500	3,842,659
#*	Toho Zinc Co. Ltd.	63,943	471,679
	Tokai Carbon Co. Ltd.	487,300	3,465,783
#	Tokushu Tokai Paper Co. Ltd.	130,174	1,318,995
	Tokuyama Corp.	328,097	8,428,414
#	Tokyo Printing Ink Manufacturing Co. Ltd.	36,500	310,174
#	Tokyo Rope Manufacturing Co. Ltd.	46,300	502,895
	Tokyo Steel Manufacturing Co. Ltd.	456,500	4,962,310
#	Tokyo Tekko Co. Ltd.	153,000	1,760,663
	Tomoku Co. Ltd.	65,100	1,461,998
	Topy Industries Ltd.	69,800	1,313,912
#	Toyo Gosei Co. Ltd.	25,400	2,478,487
	Toyo Seikan Group Holdings Ltd.	29,300	607,702
	Toyobo Co. Ltd.	307,121	2,806,453
	TYK Corp.	108,200	416,316
	UACJ Corp.	755,164	13,324,058
	UBE Corp.	462,776	7,014,526
#	Ultrafabrics Holdings Co. Ltd.	4,500	19,193
#	Valqua Ltd.	94,012	3,463,108
#	Vertex Corp.	252,588	3,168,120
*	Wavelock Holdings Co. Ltd.	8,200	54,956
	Yamau Holdings Co. Ltd.	5,300	72,668
	Yamax Corp.	17,700	165,708
	Yodoko Ltd.	635,000	5,452,217
#	Yotai Refractories Co. Ltd.	8,700	92,702
		Shares	Value»
MATERIALS — (Continued)
#	Yushiro, Inc.	45,500	$961,230
	Zacros Corp.	345,200	3,029,893
	Zeon Corp.	736,893	8,589,189
TOTAL MATERIALS			478,253,935
REAL ESTATE — (1.3%)
	AD Works Group Co. Ltd.	158,300	412,117
#	Airport Facilities Co. Ltd.	127,670	792,034
	Anabuki Kosan, Inc.	14,200	227,342
#	Aoyama Zaisan Networks Co. Ltd.	98,600	879,039
	Arealink Co. Ltd.	190,292	1,224,717
#	AZOOM Co. Ltd.	21,366	556,475
	B-Lot Co. Ltd.	44,700	409,495
	Cosmos Initia Co. Ltd.	43,300	317,955
#	CREAL, Inc.	23,700	103,263
#	Dear Life Co. Ltd.	150,600	1,007,479
	FaithNetwork Co. Ltd.	28,500	138,433
	Global Link Management KK	33,100	400,442
	Goldcrest Co. Ltd.	77,870	1,660,032
#	Good Com Asset Co. Ltd.	14,800	141,128
#	Grandy House Corp.	84,600	289,893
	Heiwa Real Estate Co. Ltd.	82,100	1,273,793
	Ichigo, Inc.	415,300	1,325,271
#	Innovation Holdings Co. Ltd.	3,100	22,390
	Japan Property Management Center Co. Ltd.	6,800	56,330
#	JINUSHI Co. Ltd.	77,900	1,680,881
#	JSB Co. Ltd.	50,800	1,661,766
	Kasumigaseki Capital Co. Ltd.	11,100	461,365
	Katitas Co. Ltd.	197,600	3,944,610
	Keihanshin Building Co. Ltd.	191,800	2,304,571
#	LA Holdings Co. Ltd.	26,400	1,530,885
	Leopalace21 Corp.	947,400	3,947,641
	Loadstar Capital KK	44,700	868,101
#	Mirarth Holdings, Inc.	261,701	663,626
#	Mugen Estate Co. Ltd.	54,600	775,836
#	Nisshin Group Holdings Co. Ltd.	190,600	844,758
	Relo Group, Inc.	334,356	4,185,597
	Sankyo Frontier Co. Ltd.	38,900	536,253
#	SRE Holdings Corp.	38,800	894,466
	Star Mica Holdings Co. Ltd.	129,371	1,355,542

The Japanese Small Company Series
CONTINUED
		Shares	Value»
REAL ESTATE — (Continued)
	Starts Corp., Inc.	195,200	$5,959,625
	Sun Frontier Fudousan Co. Ltd.	23,000	394,765
*	TKP Corp.	1,000	10,935
	TOC Co. Ltd.	216,550	1,458,861
	Tosei Corp.	349,400	3,630,247
#	Urbanet Corp. Co. Ltd.	145,300	510,799
TOTAL REAL ESTATE			48,858,758
UTILITIES — (1.4%)
#	Chugoku Electric Power Co., Inc.	1,219,992	6,998,062
#	eRex Co. Ltd.	51,100	330,258
#	Hiroshima Gas Co. Ltd.	9,931	25,115
#	Hokkaido Electric Power Co., Inc.	508,300	3,304,788
	Hokkaido Gas Co. Ltd.	419,500	2,215,902
#	Hokuriku Electric Power Co.	651,571	3,627,233
#	Hokuriku Gas Co. Ltd.	3,900	130,334
	K&O Energy Group, Inc.	73,800	2,248,170
	Nippon Gas Co. Ltd.	638,200	10,955,724
		Shares	Value»
UTILITIES — (Continued)
#	Okinawa Electric Power Co., Inc.	196,305	$1,172,146
#*	RENOVA, Inc.	95,399	683,843
	Saibu Gas Holdings Co. Ltd.	95,700	1,368,434
	Shikoku Electric Power Co., Inc.	895,900	8,919,725
	Shizuoka Gas Co. Ltd.	240,000	2,158,316
#	Toell Co. Ltd.	5,000	27,255
#	Toho Gas Co. Ltd.	885,200	6,646,676
TOTAL UTILITIES			50,811,981
TOTAL COMMON STOCKS Cost ($2,225,214,532)			3,685,656,691

			Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	3,540,768	40,948,980
TOTAL INVESTMENTS — (100.0%)
(Cost $2,266,163,512)			$3,726,605,671
Summary of the Series' investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	—	$81,071,008	—	$81,071,008
Consumer Discretionary	—	558,622,507	—	558,622,507
Consumer Staples	—	273,919,339	—	273,919,339
Energy	—	37,941,847	—	37,941,847
Financials	—	429,556,636	—	429,556,636
Health Care	—	121,782,827	—	121,782,827
Industrials	$2,422,790	1,110,007,206	—	1,112,429,996
Information Technology	1,759,043	490,648,814	—	492,407,857
Materials	—	478,253,935	—	478,253,935
Real Estate	—	48,858,758	—	48,858,758
Utilities	—	50,811,981	—	50,811,981
Securities Lending Collateral	—	40,948,980	—	40,948,980
Total Investments in Securities	$4,181,833	$3,722,423,838	—	$3,726,605,671
See accompanying Notes to Financial Statements.

The Asia Pacific Small Company Series
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.2%)
AUSTRALIA — (63.0%)
#*	29Metals Ltd.	4,957,726	$879,076
#	Accent Group Ltd.	1,005,433	447,988
*††	ACN Ltd.	1,687	0
#	Acrow Ltd.	1,683,957	1,075,102
	Adairs Ltd.	816,960	771,808
*	Aeris Resources Ltd.	843,097	240,764
	AGL Energy Ltd.	1,886,173	13,069,217
*	AIC Mines Ltd.	955,926	419,737
#*	Alkane Resources Ltd.	5,707,029	6,323,777
#*	Alligator Energy Ltd.	6,084,025	179,040
#*	AMA Group Ltd.	2,386,611	1,015,733
*	Amaero Ltd.	228,801	58,739
*	AML3D Ltd.	248,144	31,843
#	Amotiv Ltd.	639,981	2,976,694
	AMP Ltd.	15,419,283	16,369,749
*	Amplitude Energy Ltd.	1,640,497	2,069,349
	Ansell Ltd.	808,683	15,513,205
#*	Anson Resources Ltd.	569,514	21,557
#*	Antipa Minerals Ltd.	412,449	197,418
#*	Appen Ltd.	1,119,562	926,655
*	Arafura Rare Earths Ltd. (ARU AU)	1,696,509	447,130
#	ARB Corp. Ltd.	525,839	7,110,711
	ARN Media Ltd.	511,979	103,832
*	Aroa Biosurgery Ltd.	259,971	117,103
*	Astral Resources NL	1,023,650	124,094
#	AUB Group Ltd.	761,167	14,175,879
#*	Audinate Group Ltd.	194,917	360,104
*	Aura Energy Ltd.	254,270	24,578
*	Aurelia Metals Ltd.	8,505,115	1,813,660
	Aurizon Holdings Ltd.	1,695,664	5,122,633
*	Aurum Resources Ltd.	531,533	228,471
*	Ausgold Ltd.	279,767	185,482
#	Aussie Broadband Ltd.	1,467,342	5,676,995
#*	Austal Ltd.	2,396,743	7,227,226
#	Austin Engineering Ltd.	488,109	65,611
#*	Australian Agricultural Co. Ltd.	972,018	917,994
#	Australian Clinical Labs Ltd.	644,563	884,142
#	Australian Ethical Investment Ltd.	393,222	1,151,181
		Shares	Value»
AUSTRALIA — (Continued)
	Australian Finance Group Ltd.	1,292,441	$1,865,354
*	Australian Strategic Materials Ltd.	441,208	503,337
*	Australian Vanadium Ltd.	65,619	9,385
#	Autosports Group Ltd.	38,470	67,629
#††	AVZ Minerals Ltd.	263,719	27,651
*	Baby Bunting Group Ltd.	505,166	526,666
#	Bank of Queensland Ltd.	3,679,036	17,860,175
*	Bannerman Energy Ltd.	199,176	595,092
#	Bapcor Ltd.	3,099,033	1,269,328
*	BCI Minerals Ltd.	6,345,562	1,732,083
#	Beach Energy Ltd.	9,447,642	8,025,107
#	Beacon Lighting Group Ltd.	462,905	517,076
	Beacon Minerals Ltd.	91,602	193,272
	Bega Cheese Ltd.	1,663,461	6,651,335
#	Bell Financial Group Ltd.	698,158	671,715
*	Bellevue Gold Ltd.	8,430,579	9,166,135
	Bendigo & Adelaide Bank Ltd.	1,833,406	14,172,412
#*	Berkeley Energia Ltd.	37,692	12,130
#*	Betmakers Technology Group Ltd.	78,805	10,293
#	Bisalloy Steel Group Ltd.	17,380	58,518
#*	Black Cat Syndicate Ltd. (BC8 AU)	2,704,408	2,211,221
#*	Boss Energy Ltd.	1,991,999	2,027,587
#	Bravura Solutions Ltd.	2,457,593	3,797,417
#	Breville Group Ltd.	577,014	12,616,196
#*	Brightstar Resources Ltd.	522,192	147,143
#*	Bubs Australia Ltd.	244,561	18,661
*	Calix Ltd.	27,645	10,961
	Capral Ltd.	84,092	738,619
	Capricorn Metals Ltd.	1,949,670	16,165,283
*	Carnaby Resources Ltd.	510,967	172,556
#*	Carnarvon Energy Ltd.	6,971,875	555,633
#	Cash Converters International Ltd.	1,939,267	423,294
*	Catalyst Metals Ltd.	575,927	2,207,883

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Catapult Sports Ltd.	1,324,968	$3,163,050
	Cedar Woods Properties Ltd.	378,906	2,041,622
*	Centrebet International Ltd.	81,336	0
*	Cettire Ltd.	265,617	45,059
*	Chalice Mining Ltd.	136,981	153,629
	Challenger Ltd.	1,828,126	11,378,570
#	Champion Iron Ltd.	2,226,752	7,692,559
#*	Chrysos Corp. Ltd.	278,094	1,507,512
	Civmec Australia Ltd.	194,000	215,885
	Cleanaway Waste Management Ltd.	11,414,204	18,311,646
#*	ClearView Wealth Ltd.	224,865	103,660
#	Clinuvel Pharmaceuticals Ltd.	190,235	1,262,926
#	Clover Corp. Ltd.	344,375	241,473
#*	Coast Entertainment Holdings Ltd.	1,191,966	381,138
#	Cobram Estate Olives Ltd.	211,360	594,925
	Codan Ltd.	473,519	14,349,490
#	COG Financial Services Ltd.	12,471	12,303
#	Cogstate Ltd.	324,118	579,788
	Collins Foods Ltd.	765,604	4,541,535
*	Comet Ridge Ltd.	3,959,956	475,699
#*	Core Lithium Ltd.	1,452,808	342,901
#Ω	Coronado Global Resources, Inc., CDI	3,130,325	628,639
#*††	Corporate Travel Management Ltd.	709,260	1,537,002
	Credit Corp. Group Ltd.	421,200	3,285,109
*	Cyprium Metals Ltd. CYM AU	648,985	173,823
	Dalrymple Bay Infrastructure Ltd.	2,538,427	9,930,479
#	Data#3 Ltd.	913,379	5,370,584
*	Deep Yellow Ltd.	6,393,817	8,565,137
	Deterra Royalties Ltd.	856,304	2,579,085
#*	Develop Global Ltd.	1,340,388	5,208,708
	Dicker Data Ltd.	614,820	3,953,337
#	Domino's Pizza Enterprises Ltd.	269,719	3,234,568
	Downer EDI Ltd.	3,858,487	20,733,280
#*	Dreadnought Resources Ltd.	8,371,269	114,186
*	DUG Technology Ltd.	149,630	231,770
#	Duratec Ltd.	449,580	916,758
	Dyno Nobel Ltd.	9,681,086	22,987,733
		Shares	Value»
AUSTRALIA — (Continued)
#	Eagers Automotive Ltd.	317,116	$5,535,489
#*	Ecograf Ltd.	449,670	113,845
*††	Elanor Investor Group	55,544	6,158
#	Elders Ltd.	1,312,350	6,801,359
#*	Electro Optic Systems Holdings Ltd.	89,975	595,860
	Embark Early Education Ltd.	34,886	10,682
#*	Emeco Holdings Ltd.	1,760,688	1,439,755
*	Emerald Resources NL	3,251,312	13,721,818
#*	EML Payments Ltd.	1,319,556	401,550
#	Endeavour Group Ltd.	743,760	1,800,643
	Energy One Ltd.	25,903	272,420
	Enero Group Ltd.	12,331	4,141
#	EQT Holdings Ltd.	144,139	2,033,292
	Eureka Group Holdings Ltd. (EGH AU)	449,904	188,835
	Euroz Hartleys Group Ltd.	110,085	88,469
#	EVT Ltd.	496,396	4,341,125
	Experience Co. Ltd.	102,579	6,754
*	Felix Gold Ltd.	131,945	24,493
#	Fenix Resources Ltd.	2,407,578	548,757
#	Fiducian Group Ltd.	6,287	40,360
#	Finbar Group Ltd.	260,713	139,039
#††	Firefinch Ltd.	1,569,275	42,367
#*	FireFly Metals Ltd.	1,121,432	1,618,991
	FleetPartners Group Ltd.	1,402,911	2,384,223
#	Fleetwood Ltd.	461,753	559,821
#	Flight Centre Travel Group Ltd.	797,474	5,942,519
#*	Focus Minerals Ltd.	200,676	349,065
#*	Frontier Digital Ventures Ltd.	160,232	44,279
#	G8 Education Ltd.	3,815,451	470,476
*	Galan Lithium Ltd. GLN AU	760,329	292,423
*	Gateway Mining Ltd.	144,962	7,321
*	GBM Resources Ltd.	780,881	15,549
#	Generation Development Group Ltd.	817,452	2,332,637
	GenusPlus Group Ltd.	305,625	2,066,734
*	Global Lithium Resources Ltd.	66,016	28,449
*	Gorilla Gold Mines Ltd.	411,339	100,148

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	GR Engineering Services Ltd.	619,283	$2,025,015
	GrainCorp Ltd., Class A	1,414,173	6,286,525
*	Grange Resources Ltd.	3,060,843	398,403
*	Great Boulder Resources Ltd.	2,279,494	148,097
#	GWA Group Ltd.	836,033	1,206,689
#	Hansen Technologies Ltd.	1,047,455	3,809,073
	Harvey Norman Holdings Ltd.	414,939	1,356,180
*	Hastings Technology Metals Ltd.	208,124	67,142
*	Havilah Resources Ltd.	7,158	3,167
#	Healius Ltd.	3,364,129	1,228,821
	Helia Group Ltd.	1,865,902	7,261,354
#	Helloworld Travel Ltd.	46,379	48,599
#*	Hillgrove Resources Ltd.	3,573,350	102,635
#	Horizon Oil Ltd.	3,251,557	553,052
*	Hot Chili Ltd.	100,484	120,871
#	Humm Group Ltd.	1,372,870	634,424
#	IDP Education Ltd.	1,355,422	3,257,022
*	IGO Ltd.	2,730,055	15,021,562
	Iluka Resources Ltd.	2,171,036	12,916,663
	Imdex Ltd.	3,873,954	11,395,541
*	Immutep Ltd. (IMM AU)	6,507,904	276,207
#	Inghams Group Ltd.	825,160	1,126,285
#	Integral Diagnostics Ltd.	1,635,925	2,631,615
#*	Investigator Silver Ltd.	918,733	39,629
#*	Invictus Energy Ltd.	525,574	24,338
#*	ioneer Ltd.	8,075,246	758,610
*	Ionic Rare Earths Ltd.	24,170	5,145
#	IPD Group Ltd.	188,598	767,960
#	IPH Ltd.	1,061,607	2,790,399
	IRESS Ltd.	1,082,458	5,328,804
#	IVE Group Ltd.	652,339	1,219,123
*	Judo Capital Holdings Ltd.	6,277,952	6,526,108
#	Jumbo Interactive Ltd.	208,843	1,117,112
#	Jupiter Mines Ltd.	8,721,372	1,739,992
#	Karoon Energy Ltd.	4,432,033	6,986,727
#*	Kelly Partners Group Holdings Ltd.	5,476	17,090
	Kelsian Group Ltd.	816,331	2,259,986
#	Kingsgate Consolidated Ltd.	1,113,822	5,081,629
		Shares	Value»
AUSTRALIA — (Continued)
*	Kingston Resources Ltd.	307,996	$20,859
#	Kogan.com Ltd.	441,100	1,177,515
#	L1 Group Ltd.	3,301,967	2,677,577
*	Lake Resources NL	1,513,141	104,025
#	Lendlease Corp. Ltd.	3,566,029	8,698,170
	Liberty Financial Group Ltd.	4,470	10,745
#*	Lifestyle Communities Ltd.	264,907	905,155
#	Lindsay Australia Ltd.	471,499	202,610
#*	Lotus Resources Ltd.	866,156	610,541
	Lovisa Holdings Ltd.	404,882	7,009,484
#	Lycopodium Ltd.	129,244	1,188,807
#	MA Financial Group Ltd.	690,403	3,502,278
#	Maas Group Holdings Ltd.	677,347	2,164,543
	Macmahon Holdings Ltd.	7,384,962	3,891,061
#*	Macquarie Technology Group Ltd.	77,566	3,931,506
#	Mader Group Ltd.	107,666	583,113
#	Magellan Financial Group Ltd.	1,133,933	8,407,300
*	Maritana Minerals Ltd.	274,066	152,433
	Maxiparts Ltd.	68,304	89,245
#*	Mayne Pharma Group Ltd.	298,689	613,086
#	McMillan Shakespeare Ltd.	437,148	4,998,950
*	Meeka Metals Ltd.	1,416,665	146,907
#*	Megaport Ltd.	1,040,541	7,047,309
*	Melbana Energy Ltd.	786,335	5,060
#*	Mesoblast Ltd. (MSB AU)	4,682,645	7,319,653
*	Metal Bank Ltd.	40,226	525
#*	Metals X Ltd.	5,271,559	5,335,536
	Metcash Ltd.	6,428,419	12,658,610
#*	Metro Mining Ltd. MMIDA AU	806,577	746,193
*	MGX Resources Ltd.	3,377,647	963,216
*	Michael Hill International Ltd. (MHJ NZ)	1,088,653	299,313
	Monadelphous Group Ltd.	567,386	11,523,980
#	Monash IVF Group Ltd.	1,426,979	751,146
*	Morning Star Gold NL	332,749	0
	MotorCycle Holdings Ltd.	39,383	68,696
#*	Myer Holdings Ltd.	4,975,856	935,167

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	MyState Ltd.	1,032,413	$3,432,650
#*	Nanosonics Ltd.	1,132,881	2,839,890
	Navigator Global Investments Ltd.	2,293,255	4,119,741
	Netwealth Group Ltd.	532,267	9,141,379
#*	Neuren Pharmaceuticals Ltd.	597,834	5,435,917
#	New Hope Corp. Ltd.	3,054,385	12,108,702
#	nib holdings Ltd.	2,791,810	13,482,707
#	Nick Scali Ltd.	489,765	5,338,126
*	Nickel Industries Ltd.	12,077,096	9,159,746
#	Nine Entertainment Co. Holdings Ltd.	7,206,780	4,986,741
*	Nova Minerals Ltd.	14,347	6,601
	NRW Holdings Ltd.	2,836,956	12,649,345
#*	Nufarm Ltd.	1,486,151	2,637,687
#*	Nuix Ltd.	251,634	277,194
#	Objective Corp. Ltd.	163,469	1,361,726
#*	OFX Group Ltd.	1,195,634	428,075
	OM Holdings Ltd.	37,137	7,273
#*	Omni Bridgeway Ltd.	1,247,557	1,478,454
	oOh!media Ltd.	2,984,217	2,519,708
#*	Ora Banda Mining Ltd.	6,790,884	6,639,293
	Orora Ltd.	4,936,898	4,713,317
	Pacific Current Group Ltd.	87,023	672,057
#*	Paladin Energy Ltd.	2,282,757	19,461,581
*	Pantoro Gold Ltd.	2,487,505	5,947,416
*	Paradigm Biopharmaceuticals Ltd.	60,817	7,445
#*	Paragon Care Ltd.	1,332,410	144,762
	Peet Ltd.	1,496,302	1,945,663
#*	Peninsula Energy Ltd.	642,121	237,718
*	PeopleIN Ltd.	31,612	13,465
#	Pepper Money Ltd.	554,635	694,454
	Perenti Ltd.	5,198,057	7,035,510
	Perpetual Ltd.	628,893	7,600,643
#	Peter Warren Automotive Holdings Ltd.	406,016	344,853
#*	PEXA Group Ltd.	806,634	7,329,375
*	PPK Mining Equipment Group Pty. Ltd.	22,761	0
	Praemium Ltd.	1,694,045	835,137
*	Predictive Discovery Ltd.	2,304,218	1,551,832
#	Premier Investments Ltd.	418,665	3,760,545
#	Propel Funeral Partners Ltd.	332,400	907,989
		Shares	Value»
AUSTRALIA — (Continued)
#	PWR Holdings Ltd.	606,609	$3,815,612
*	PYC Therapeutics Ltd.	164,596	149,912
#*	QPM Energy Ltd.	831,943	16,114
*	ReadyTech Holdings Ltd.	113,884	110,331
#	Redox Ltd.	188,733	447,722
#	Regal Partners Ltd.	40,660	68,070
	Regis Healthcare Ltd.	1,199,229	5,726,533
	Regis Resources Ltd.	4,217,379	21,624,803
	Reliance Worldwide Corp. Ltd.	4,083,786	9,684,625
*	Renascor Resources Ltd.	411,869	19,350
#	Resimac Group Ltd.	59,453	38,481
*	Resolute Mining Ltd.	13,419,874	11,483,730
*	Retail Food Group Ltd.	14,898	8,848
#	Ricegrowers Ltd.	7,954	73,015
#	Ridley Corp. Ltd.	1,773,927	3,573,277
*	Saturn Metals Ltd.	353,010	121,711
	SEEK Ltd.	1,006,017	10,098,974
#*	Select Harvests Ltd.	759,705	2,100,245
#	Servcorp Ltd.	292,637	1,369,256
	Service Stream Ltd.	3,709,486	5,229,817
	Shape Australia Pty. Ltd.	67,747	291,471
	Shaver Shop Group Ltd.	606,728	606,444
	Shriro Holdings Ltd.	1,144	660
#*	Silver Mines Ltd.	7,382,220	875,847
	Sims Ltd. (SGM AU)	1,029,350	15,556,643
#*	SiteMinder Ltd.	1,035,783	2,322,342
	SKS Technologies Group Ltd.	104,895	507,632
#*	Smart Parking Ltd.	367,887	229,201
	SmartGroup Corp. Ltd.	896,646	5,847,964
#	Solvar Ltd.	957,933	1,095,234
	Southern Cross Electrical Engineering Ltd.	1,688,745	4,622,894
#	Southern Cross Media Group Ltd.	1,288,848	532,130
	SRG Global Ltd.	3,837,579	8,015,822
#*	St Barbara Ltd.	8,782,575	3,956,659
	Stanmore Resources Ltd.	1,994,397	3,383,314
#	Steadfast Group Ltd.	4,991,296	15,352,383
*	Strickland Metals Ltd.	626,356	78,252
#*	Strike Energy Ltd.	1,664,786	132,251
*	Sunstone Metals Ltd.	87,084	23,139
	Super Retail Group Ltd.	966,039	8,306,511

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Superloop Ltd.	3,127,655	$7,638,424
#	Supply Network Ltd.	38,463	886,474
#*	Syrah Resources Ltd.	3,513,733	293,171
	Tabcorp Holdings Ltd.	12,417,409	10,206,040
#	Tasmea Ltd.	307,890	1,233,802
#*	Telix Pharmaceuticals Ltd.	920,502	10,124,160
#*	Temple & Webster Group Ltd.	310,132	1,290,549
	Ten Sixty Four Ltd.	1,044,721	82,736
#*	Terracom Ltd.	1,483,251	76,267
*	Tesoro Gold Ltd.	54,187	43,450
*	Titan Minerals Ltd.	606,854	365,694
*	Torque Metals Ltd.	211,228	69,257
#	Treasury Wine Estates Ltd.	2,448,514	7,695,800
	Tribune Resources Ltd.	29,446	113,439
*	Tuas Ltd.	1,506,470	6,481,754
#*	Tyro Payments Ltd.	2,313,970	1,225,903
#	Universal Store Holdings Ltd.	31,759	169,440
	Vault Minerals Ltd.	5,627,964	18,776,339
	Ventia Services Group Pty. Ltd.	4,810,257	18,517,951
Ω	Viva Energy Group Ltd.	5,772,316	10,262,915
*	Viva Leisure Ltd.	84,404	91,560
#*	Vulcan Energy Resources Ltd.	1,821,668	5,187,150
#	Vulcan Steel Ltd.	216,533	806,638
*	Vysarn Ltd.	710,139	386,227
	Wagners Holding Co. Ltd.	285,716	942,874
#	Washington H Soul Pattinson & Co. Ltd.	364,038	11,100,955
#*	WEB Travel Group Ltd.	1,840,722	3,558,678
#	Webjet Group Ltd.	2,089,682	796,699
*	West African Resources Ltd.	6,987,249	15,214,137
	Westgold Resources Ltd.	3,142,658	12,480,094
#*	Wildcat Resources Ltd.	1,661,846	715,311
	Worley Ltd.	1,147,953	9,833,620
	XRF Scientific Ltd.	361,641	474,966
#*	Zip Co. Ltd.	7,218,788	13,016,099
TOTAL AUSTRALIA			1,108,755,255
HONG KONG — (18.6%)
	Aeon Credit Service Asia Co. Ltd.	638,248	688,992
		Shares	Value»
HONG KONG — (Continued)
*	Allied Group Ltd.	2,842,000	$965,266
	Analogue Holdings Ltd.	842,000	111,082
	APAC Resources Ltd. 1104 HK	3,404,740	1,040,279
	Asia Financial Holdings Ltd.	1,626,908	967,813
*	Asia Standard International Group Ltd.	3,336,917	86,344
	ASMPT Ltd.	1,439,100	30,145,421
	Associated International Hotels Ltd.	598,000	406,335
	Bank of East Asia Ltd.	4,607,988	8,063,347
	Best Mart 360 Holdings Ltd.	1,180,000	270,133
*	Bitfire Group Holdings Ltd.	213,000	71,163
#*	Bright Smart Securities & Commodities Group Ltd.	4,590,000	7,285,690
	Build King Holdings Ltd.	730,000	169,168
#	Cafe de Coral Holdings Ltd.	824,000	422,963
	Chen Hsong Holdings	932,000	188,686
	Cheuk Nang Holdings Ltd.	144,714	23,300
	Chevalier International Holdings Ltd.	516,989	263,817
*	Chi Kan Holdings Ltd.	84,000	24,243
	China Motor Bus Co. Ltd.	72,200	531,526
#*	China Star Entertainment Ltd.	8,110,000	9,813,340
	Chinese Estates Holdings Ltd.	1,443,500	223,562
	Chow Sang Sang Holdings International Ltd.	1,896,000	2,843,966
*	Chuang's Consortium International Ltd.	2,911,043	111,373
	CITIC Telecom International Holdings Ltd.	8,787,125	3,119,911
#*	CK Life Sciences International Holdings, Inc.	14,716,000	1,356,940
#*	CMBC Capital Holdings Ltd.	127,000	34,485

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	C-Mer Medical Holdings Ltd.	2,520,000	$395,671
	CN Logistics International Holdings Ltd.	33,000	13,942
*	CNT Group Ltd.	37,264	640
#††	Convoy, Inc.	32,922,000	131,562
#*	Cowell e Holdings, Inc.	1,329,000	5,381,662
Ω	Crystal International Group Ltd.	3,572,000	3,031,752
*	CSC Holdings Ltd.	37,641,250	121,668
*	CSI Properties Ltd.	42,942,934	1,174,183
	CTF Services Ltd.	5,765,925	5,987,737
*††	CW Group Holdings Ltd.	1,361,500	0
	Dah Sing Banking Group Ltd.	2,291,916	3,688,575
	Dah Sing Financial Holdings Ltd.	1,000,944	5,270,242
#*	Deep Source Holdings Ltd.	26,960,000	2,753,087
	Dickson Concepts International Ltd.	810,000	639,808
*	DL Holdings Group Ltd.	668,000	88,871
	Dream International Ltd.	560,000	539,731
#	Dynamic Holdings Ltd.	152,000	230,250
	Eagle Nice International Holdings Ltd.	844,000	327,974
*	EC Healthcare	325,097	18,930
*††	EcoGreen International Group Ltd.	1,994,640	0
*	Emperor Capital Group Ltd.	5,010,000	55,345
	Emperor Watch & Jewellery Ltd.	14,140,000	545,108
*	ENM Holdings Ltd.	12,820,000	654,985
*	Esprit Holdings Ltd.	637,532	58,447
	Fairwood Holdings Ltd.	183,958	92,935
*	Far East Consortium International Ltd.	6,582,629	642,497
	First Pacific Co. Ltd.	11,802,000	8,280,779
#*Ω	FIT Hon Teng Ltd.	7,744,000	7,653,609
	Four Seas Mercantile Holdings Ltd.	610,000	199,298
*Ω	Frontage Holdings Corp.	826,000	103,748
		Shares	Value»
HONG KONG — (Continued)
	FSE Lifestyle Services Ltd.	541,000	$386,726
	Get Nice Holdings Ltd.	487,720	193,010
	Giordano International Ltd.	4,092,000	780,014
	Glorious Sun Enterprises Ltd.	2,164,000	386,968
	Gold Peak Technology Group Ltd.	3,029,642	274,669
	Golden Resources Development International Ltd.	784,500	35,429
*	GR Life Style Co. Ltd.	2,568,000	806,508
	Great Eagle Holdings Ltd.	1,072,472	2,442,484
	G-Resources Group Ltd.	1,243,810	1,251,571
	Guoco Group Ltd.	19,000	167,189
#	Guotai Junan International Holdings Ltd.	13,475,797	4,174,970
	Hang Lung Group Ltd.	3,953,000	8,209,434
	Hang Lung Properties Ltd.	8,096,368	9,518,382
#*	Hao Tian International Construction Investment Group Ltd.	2,848,000	7,653
	Harbour Centre Development Ltd.	820,500	475,922
*	HKR International Ltd.	2,519,369	382,206
	Hong Kong Ferry Holdings Co. Ltd.	1,159,300	759,838
	Hong Kong Technology Venture Co. Ltd.	2,043,784	283,169
#*	Hong Kong Zcloud Technology Construction Ltd.	320,000	182,854
*	Hongkong & Shanghai Hotels Ltd.	2,164,489	1,628,472
*	Hongkong Chinese Ltd.	863,774	35,902
*Ω	Honma Golf Ltd.	738,500	268,030
	Hung Hing Printing Group Ltd.	1,426,000	146,883
	Hutchison Telecommunications Hong Kong Holdings Ltd.	2,536,000	375,460

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hysan Development Co. Ltd.	3,160,000	$7,921,482
	IGG, Inc.	3,638,000	1,446,716
#Ω	Impro Precision Industries Ltd.	1,520,000	2,024,603
	International Housewares Retail Co. Ltd.	447,000	38,832
*	IPE Group Ltd.	530,000	41,461
*	ITC Properties Group Ltd.	87,000	10,718
	Jacobson Pharma Corp. Ltd.	3,092,000	447,276
	JBM Healthcare Ltd.	620,000	195,641
	Johnson Electric Holdings Ltd.	1,862,668	5,054,666
#	K Wah International Holdings Ltd.	3,790,000	1,107,179
	Karrie International Holdings Ltd.	2,844,000	877,095
	Keck Seng Investments Hong Kong Ltd.	856,600	258,448
	Kerry Properties Ltd.	3,002,500	9,138,854
	KLN Logistics Group Ltd.	1,536,000	1,322,959
	Kowloon Development Co. Ltd.	1,840,301	1,102,167
*	Lai Sun Development Co. Ltd.	211,794	25,253
	Lam Soon Hong Kong Ltd.	302,310	485,595
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,235,346	310,619
	Liu Chong Hing Investment Ltd.	782,200	463,260
	Luk Fook Holdings International Ltd.	1,868,000	5,357,285
	Man Wah Holdings Ltd.	7,466,800	4,064,909
*	MECOM Power & Construction Ltd.	25,999	526
	Melbourne Enterprises Ltd.	39,500	310,164
*	Melco International Development Ltd.	3,849,499	2,106,349
#	MGM China Holdings Ltd.	1,792,400	2,690,682
*	Midland Holdings Ltd.	2,649,987	966,405
	Miramar Hotel & Investment	1,144,000	1,582,629
		Shares	Value»
HONG KONG — (Continued)
#	Modern Dental Group Ltd.	1,743,000	$1,336,207
#*	Modern Innovative Digital Technology Co. Ltd.	1,640,000	21,548
*	Mongolian Mining Corp.	2,979,000	3,612,168
	NagaCorp Ltd.	3,739,359	1,908,466
	Nameson Holdings Ltd.	3,186,000	413,024
	Nanyang Holdings Ltd.	87,000	333,912
*	National United Resources Holdings Ltd.	182,800	15,422
*	New World Development Co. Ltd.	5,013,000	5,470,396
*††	NewOcean Energy Holdings Ltd.	7,246,000	0
#	Nissin Foods Co. Ltd.	1,094,000	1,001,948
	Orbusneich Medical Group Holdings Ltd.	101,500	49,191
	Oriental Watch Holdings	1,950,536	816,180
*	Oshidori International Holdings Ltd.	18,338,400	4,627,788
	Pacific Basin Shipping Ltd.	25,823,000	10,104,130
#	Pacific Textiles Holdings Ltd.	3,215,000	480,372
#	PAX Global Technology Ltd.	4,023,000	2,006,520
	PCCW Ltd.	13,794,545	10,661,784
#*††	Peace Mark Holdings Ltd.	2,479,870	0
#	Perfect Medical Health Management Ltd.	1,754,000	269,735
	Pico Far East Holdings Ltd.	4,100,000	1,273,402
	Playmates Holdings Ltd.	5,048,000	339,030
#	Plover Bay Technologies Ltd.	1,690,000	1,633,572
	Public Financial Holdings Ltd.	1,696,000	316,968
*††	Pyxis Group Ltd.	1,936,000	0
Ω	Regina Miracle International Holdings Ltd.	1,105,000	256,094
#	Sa Sa International Holdings Ltd.	1,142,000	141,223

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Safety Godown Co. Ltd.	1,200,000	$354,308
Ω	Samsonite Group SA	4,380,600	8,021,445
	SAS Dragon Holdings Ltd.	854,368	630,545
#	SEA Holdings Ltd.	1,271,523	221,370
*	Shandong Hi-Speed Holdings Group Ltd.	1,500,000	252,738
	Shangri-La Asia Ltd.	4,980,000	2,832,644
*	Shenwan Hongyuan HK Ltd.	2,085,000	301,628
*	Shun Tak Holdings Ltd.	4,229,419	314,231
	Singamas Container Holdings Ltd.	6,710,000	512,115
#*	SJM Holdings Ltd.	12,551,750	3,315,640
*	Smart Digital Technology Group Ltd.	80,000	29,544
	SmarTone Telecommunications Holdings Ltd.	356,981	228,790
#*	Solomon Systech International Ltd.	8,904,000	458,064
*	Soundwill Holdings Ltd.	435,286	390,850
*	South China Holdings Co. Ltd.	638,503	2,042
*	Starcoin Group Ltd.	1,065,000	7,766
#	Stella International Holdings Ltd.	2,970,000	5,637,068
	Sun Hung Kai & Co. Ltd.	3,078,327	1,686,570
#	SUNeVision Holdings Ltd.	3,696,000	2,909,392
	TAI Cheung Holdings Ltd.	1,557,000	789,229
	Tai Sang Land Development Ltd.	596,910	173,647
	Tan Chong International Ltd.	1,176,000	244,577
*	Taung Gold International Ltd.	5,697,000	323,411
*	Television Broadcasts Ltd.	221,300	77,856
	Texhong International Group Ltd.	700,500	633,340
	Texwinca Holdings Ltd.	1,010,000	159,403
	Tian Teck Land Ltd.	1,024,000	252,855
*	Tongda Group Holdings Ltd.	103,200	41,059
		Shares	Value»
HONG KONG — (Continued)
	Town Health International Medical Group Ltd.	9,466,115	$286,600
	Tradelink Electronic Commerce Ltd.	2,870,000	416,795
#	Transport International Holdings Ltd.	893,129	1,161,369
	Truly International Holdings Ltd.	1,370,000	175,572
#	United Laboratories International Holdings Ltd.	5,224,000	6,281,828
*	Unity Group Holdings International Ltd.	3,570,000	181,459
*	Universal Technologies Holdings Ltd.	1,730,000	15,913
#	Value Partners Group Ltd.	3,366,000	911,802
	Vedan International Holdings Ltd.	3,416,000	346,059
#	Vitasoy International Holdings Ltd.	2,675,000	2,115,519
*	Viva Goods Co. Ltd.	3,280,000	246,482
#*	Vobile Group Ltd.	4,381,000	1,763,898
	VSTECS Holdings Ltd.	4,029,600	5,279,001
#	VTech Holdings Ltd.	846,200	6,516,659
	Wing On Co. International Ltd.	490,000	960,966
	Wing Tai Properties Ltd.	1,405,331	398,081
	Wynn Macau Ltd.	8,216,000	5,990,333
	Xinyi Glass Holdings Ltd.	6,756,885	8,386,046
	YesAsia Holdings Ltd.	392,000	156,777
#	Yue Yuen Industrial Holdings Ltd.	3,781,500	7,033,245
#*	Yunfeng Financial Group Ltd.	2,328,000	798,025
*	ZO Future Group	902,000	265,718
TOTAL HONG KONG			327,417,051
NEW ZEALAND — (2.3%)
	AFT Pharmaceuticals Ltd.	34,226	70,849
#	Air New Zealand Ltd.	6,124,129	1,537,954
#	Briscoe Group Ltd.	45,560	122,690
	Channel Infrastructure NZ Ltd.	1,565,383	2,809,250
#	Colonial Motor Co. Ltd.	70,115	323,619
	Delegat Group Ltd.	6,400	14,703

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#*	Eroad Ltd.	39,322	$22,540
*	Fletcher Building Ltd. (FBU NZ)	871,381	1,439,426
	Freightways Group Ltd.	612,546	4,575,714
#	Genesis Energy Ltd.	2,089,316	3,045,820
#*	Gentrack Group Ltd.	152,301	543,962
	Hallenstein Glasson Holdings Ltd.	194,394	1,124,829
#	Heartland Group Holdings Ltd.	3,228,265	2,149,835
	Investore Property Ltd.	1,072,729	666,878
#*	KMD Brands Ltd.	4,140,592	150,787
	Napier Port Holdings Ltd.	115,757	253,469
#	NZME Ltd. (NZM AU)	513,703	327,493
	NZME Ltd. (NZM NZ)	78,724	51,642
	NZX Ltd.	1,294,347	1,069,769
#*	Oceania Healthcare Ltd.	2,433,793	1,074,665
#*	Pacific Edge Ltd.	279,464	27,938
	PGG Wrightson Ltd.	110,896	142,757
#*	Rakon Ltd.	130,325	118,024
*	Ryman Healthcare Ltd.	2,992,263	3,763,436
	Sanford Ltd.	161,391	713,926
	Scales Corp. Ltd.	519,555	1,860,572
#	Scott Technology Ltd.	57,907	75,817
*	Serko Ltd.	214,319	213,392
	Skellerup Holdings Ltd.	718,386	2,496,727
	SKY Network Television Ltd.	489,545	933,629
#*	SKYCITY Entertainment Group Ltd.	2,552,929	954,762
*	Steel & Tube Holdings Ltd.	284,548	68,030
#	Summerset Group Holdings Ltd.	998,318	4,814,203
#	Tourism Holdings Ltd.	558,453	683,442
	TOWER Ltd.	1,132,309	1,355,461
#	Turners Automotive Group Ltd.	147,007	745,660
#*	Vista Group International Ltd.	636,706	704,326
TOTAL NEW ZEALAND			41,047,996
SINGAPORE — (14.3%)
*††	Abterra Ltd.	230,320	0
#*	AEM Holdings Ltd.	1,372,974	7,966,235
	ASL Marine Holdings Ltd.	359,000	108,922
		Shares	Value»
SINGAPORE — (Continued)
	Aztech Global Ltd.	1,143,800	$927,862
	Banyan Tree Holdings Ltd.	933,200	455,446
	Bonvests Holdings Ltd.	950,000	729,367
	Boustead Singapore Ltd.	1,400,269	2,636,714
	BRC Asia Ltd.	130,800	461,351
	Bukit Sembawang Estates Ltd.	608,203	2,261,275
	Bund Center Investment Ltd.	234,125	91,919
	Capitaland India Trust	5,242,221	4,331,698
#	Centurion Corp. Ltd.	1,431,700	1,846,896
#	China Aviation Oil Singapore Corp. Ltd.	1,402,999	2,339,974
#	China Sunsine Chemical Holdings Ltd.	1,589,700	862,461
	Chuan Hup Holdings Ltd.	1,861,300	359,273
	City Developments Ltd.	2,210,000	14,223,420
	ComfortDelGro Corp. Ltd.	10,768,000	12,536,801
#*	COSCO Shipping International Singapore Co. Ltd.	6,113,500	576,853
	CSE Global Ltd.	2,672,066	2,893,647
	Delfi Ltd.	969,800	808,226
	DFI Retail Group Holdings Ltd.	1,269,800	5,317,338
#*††	Ezion Holdings Ltd.	9,845,878	0
#*††	Ezra Holdings Ltd.	6,266,171	0
	Far East Orchard Ltd.	872,195	870,626
	First Resources Ltd.	2,879,900	7,911,095
	First Sponsor Group Ltd.	484,727	384,273
	Food Empire Holdings Ltd.	971,400	2,504,129
	Fraser & Neave Ltd.	446,100	508,640
#	Frasers Property Ltd.	409,500	368,645
#	Frencken Group Ltd.	1,732,400	3,668,971
*	Fu Yu Corp. Ltd.	1,699,000	139,237
#*	Gallant Venture Ltd.	4,945,500	272,177
#	Genting Singapore Ltd.	4,858,800	2,607,322
	Geo Energy Resources Ltd.	4,189,300	2,044,064
	Golden Agri-Resources Ltd.	29,393,600	7,325,399
	GuocoLand Ltd.	960,814	1,857,227

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Haw Par Corp. Ltd.	555,100	$7,520,101
	Hiap Hoe Ltd.	498,000	265,805
#	Ho Bee Land Ltd.	736,200	1,241,001
	Hong Fok Corp. Ltd.	1,433,994	1,127,834
	Hong Leong Asia Ltd.	999,800	2,284,892
	Hong Leong Finance Ltd.	1,109,000	2,259,031
	Hotel Grand Central Ltd.	698,254	423,462
	Hour Glass Ltd.	808,532	1,496,985
	HRnetgroup Ltd.	678,400	398,028
	Hutchison Port Holdings Trust	21,334,800	4,488,565
#*††	Hyflux Ltd.	3,238,900	0
#	iFAST Corp. Ltd.	792,600	5,456,028
	Indofood Agri Resources Ltd.	408,800	134,867
#	InnoTek Ltd.	336,600	229,673
	ISDN Holdings Ltd.	852,802	408,379
#*††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
	Keppel Infrastructure Trust	19,539,587	8,292,412
	KSH Holdings Ltd.	83,800	23,165
#	LHN Ltd.	304,100	153,026
#	Marco Polo Marine Ltd.	11,841,700	1,461,326
#*	Mermaid Maritime PCL	994,400	94,355
	Metro Holdings Ltd.	1,750,192	684,715
	Mewah International, Inc.	89,000	20,647
#	Micro-Mechanics Holdings Ltd.	96,300	253,545
#*††	Midas Holdings Ltd.	8,576,553	0
	Nanofilm Technologies International Ltd.	375,800	431,905
	Netlink NBN Trust	11,567,100	9,183,458
*	Oceanus Group Ltd.	4,959,300	11,903
	OKP Holdings Ltd.	304,375	190,715
#	Olam Group Ltd.	3,806,800	3,049,735
#	OUE Ltd.	1,049,100	914,161
*	Oxley Holdings Ltd.	2,438,541	153,625
	Pacific Century Regional Developments Ltd.	179,000	73,174
	Pan-United Corp. Ltd.	1,117,950	1,379,886
#	Propnex Ltd.	688,800	948,806
#	Q&M Dental Group Singapore Ltd.	1,422,860	653,284
	QAF Ltd.	797,480	651,997
#	Raffles Education Ltd.	326,400	38,026
	Raffles Medical Group Ltd.	4,093,032	3,199,575
		Shares	Value»
SINGAPORE — (Continued)
#*	Rex International Holding Ltd.	3,062,200	$230,752
#	Riverstone Holdings Ltd.	2,831,300	1,659,164
	Samudera Shipping Line Ltd.	1,365,300	1,225,063
	SATS Ltd.	3,423,500	8,910,355
#	SBS Transit Ltd.	328,700	952,986
	Seatrium Ltd.	10,098,500	18,721,181
	Sheng Siong Group Ltd.	3,526,400	8,405,984
	SIA Engineering Co. Ltd.	1,343,500	3,317,317
#	Sing Holdings Ltd.	918,900	545,463
#	Sing Investments & Finance Ltd.	543,612	691,611
	Singapore Land Group Ltd.	374,569	1,101,843
#	Singapore Post Ltd.	6,295,800	1,709,596
	Singapore Shipping Corp. Ltd.	1,642,504	394,272
	Stamford Land Corp. Ltd.	2,172,518	812,020
#	StarHub Ltd.	2,866,100	2,388,001
	Straco Corp. Ltd.	130,000	38,177
	Straits Trading Co. Ltd.	664,194	919,910
#*††	Swiber Holdings Ltd.	2,895,250	0
#*	Thomson Medical Group Ltd.	4,533,400	202,357
	Tiong Woon Corp. Holding Ltd.	159,500	137,994
	Tuan Sing Holdings Ltd.	2,683,018	698,373
#	UMS Integration Ltd.	3,897,710	6,702,861
	United Overseas Insurance Ltd.	18,450	119,397
#	UOB-Kay Hian Holdings Ltd.	1,972,971	6,318,697
	UOL Group Ltd.	1,407,200	11,772,231
	Valuetronics Holdings Ltd.	1,585,350	1,272,697
	Venture Corp. Ltd.	1,301,700	16,614,805
	Vicom Ltd.	540,700	763,062
#	Wee Hur Holdings Ltd.	2,502,900	1,435,079
	Wing Tai Holdings Ltd.	1,468,467	1,862,572
	Yeo Hiap Seng Ltd.	41,159	20,111
TOTAL SINGAPORE			251,739,506
TOTAL COMMON STOCKS			1,728,959,808

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Galan Lithium Ltd. Warrants	130,619	$16,457
*	Silver Mines Ltd. Warrants 06/17/26	210,409	6,120
*††	Wiluna Mining Corp. Ltd. Warrants	248,265	6,792
TOTAL AUSTRALIA			29,369
TOTAL INVESTMENT SECURITIES (Cost $1,347,492,923)			1,728,989,177

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§	The DFA Short Term Investment Fund	2,800,627	$32,389,253
TOTAL INVESTMENTS — (100.0%)
(Cost $1,379,886,357)			$1,761,378,430
As of April 30, 2026, the value of Rule 144A securities amounted to $32,250,835 or 1.9% of net assets.
Summary of the Series' investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$746,193	$1,106,395,884	$1,613,178	$1,108,755,255
Hong Kong	—	327,285,489	131,562	327,417,051
New Zealand	—	41,047,996	—	41,047,996
Singapore	—	251,739,506	—	251,739,506
Rights/Warrants
Australia	—	22,577	6,792	29,369
Securities Lending Collateral	—	32,389,253	—	32,389,253
Total Investments in Securities	$746,193	$1,758,880,705	$1,751,532˂˃	$1,761,378,430

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

The United Kingdom Small Company Series
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (5.2%)
	4imprint Group PLC	158,093	$7,837,548
Ω	Autotrader Group PLC	1,929,853	12,981,973
#	Bloomsbury Publishing PLC	500,492	4,156,612
*	Canal & SA	1,513,469	4,715,236
	Centaur Media PLC	14,715	2,183
	Everplay Group PLC	174,003	620,575
*	Frontier Developments PLC	52,854	223,256
	Future PLC	145,194	663,492
*	Gaming Realms PLC	438,911	202,547
	Gamma Communications PLC	366,506	4,498,398
*	Helios Towers PLC	3,390,668	9,236,661
	ITV PLC	16,649,174	18,116,607
	M&C Saatchi PLC	4,260	7,619
	MONY Group PLC	2,747,870	6,675,596
	Next 15 Group PLC	175,714	571,019
	Reach PLC	1,590,842	1,259,670
	Rightmove PLC	2,393,622	14,123,529
	S4 Capital PLC	237,273	140,409
#*	Team Internet Group PLC	390,220	173,098
*Ω	Trustpilot Group PLC	790,255	2,778,149
	WPP PLC (WPP LN)	629,649	2,279,687
#	WPP PLC (WPP US), Sponsored ADR	4,844	87,628
#	YouGov PLC	354,504	921,161
TOTAL COMMUNICATION SERVICES			92,272,653
CONSUMER DISCRETIONARY — (20.5%)
	AB Dynamics PLC	11,640	154,092
*	AO World PLC	556,609	664,825
*	ASOS PLC	3,926	11,987
#*Ω	Aston Martin Lagonda Global Holdings PLC	395,053	220,023
*	Auction Technology Group PLC	165,253	792,987
#	B&M European Value Retail PLC	986,583	2,254,352
	Barratt Redrow PLC	5,222,203	17,785,516
	Bellway PLC	617,098	16,002,493
	Berkeley Group Holdings PLC	462,974	20,157,625
#*	boohoo Group PLC	328,603	75,847
*	Burberry Group PLC	1,216,857	19,309,285
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Card Factory PLC	1,026,444	$942,929
	Coats Group PLC	7,571,796	8,588,610
	Crest Nicholson Holdings PLC	352,612	316,587
	Currys PLC	5,383,854	9,165,846
*	Dauch Corp.	126,645	723,794
*	DFS Furniture PLC	1,107,335	1,878,292
#	Domino's Pizza Group PLC	2,611,913	6,896,574
#	Dr. Martens PLC	1,380,940	1,165,926
	Dunelm Group PLC	732,209	7,486,844
*	Evoke PLC	20,108	10,596
#*	Frasers Group PLC	727,520	6,480,873
	Fuller Smith & Turner PLC, Class A	163,787	1,439,850
	Games Workshop Group PLC	133,329	35,362,392
#	Greggs PLC	546,131	11,298,869
*Ω	Gym Group PLC	780,957	1,884,917
	Halfords Group PLC	1,045,860	2,072,698
*	Headlam Group PLC	271,660	143,035
	Henry Boot PLC	515,452	1,142,831
	Hollywood Bowl Group PLC	781,790	2,704,726
Ω	Hostelworld Group PLC	71,032	102,646
	Inchcape PLC	1,908,518	21,532,345
#	J D Wetherspoon PLC	486,587	3,896,668
	JD Sports Fashion PLC	8,469,019	7,774,604
	Kingfisher PLC	6,301,344	24,778,801
*	Marston's PLC	2,805,385	1,970,922
	Me Group International PLC	1,540,381	3,068,538
*	Mitchells & Butlers PLC	1,498,657	5,094,335
	MJ Gleeson PLC	221,280	692,146
	Moonpig Group PLC	1,414,723	4,103,825
Ω	On the Beach Group PLC	606,895	1,351,339
	Persimmon PLC	1,613,139	23,260,610
	Pets at Home Group PLC	2,556,665	6,283,489
	Playtech PLC	1,232,321	6,103,702
	PPHE Hotel Group Ltd.	42,574	873,861
	Rank Group PLC	403,455	524,034
	Smiths News PLC	363,558	335,168
	SSP Group PLC	3,715,909	8,040,734
	Taylor Wimpey PLC	18,617,972	19,694,025

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#*	THG PLC	2,611,429	$1,107,307
	Topps Tiles PLC	251,830	125,613
*Ω	Trainline PLC	1,087,665	3,486,466
	Vertu Motors PLC	1,535,509	1,344,116
	Victorian Plumbing Group PLC	25,510	28,690
#*	Vistry Group PLC	1,364,004	6,087,745
*Ω	Watches of Switzerland Group PLC	859,071	6,012,563
	WH Smith PLC	450,605	3,165,415
	Whitbread PLC	696,169	21,162,098
	Wickes Group PLC	1,432,191	3,892,548
	Young & Co.'s Brewery PLC (YNGA LN), Class A	132,229	1,383,575
	Young & Co.'s Brewery PLC (YNGN LN)	11,970	104,245
TOTAL CONSUMER DISCRETIONARY			364,517,394
CONSUMER STAPLES — (4.0%)
	AEP Plantations PLC	128,393	3,331,341
	AG Barr PLC	531,497	4,654,902
#	C&C Group PLC	1,848,217	2,967,588
	Cranswick PLC	332,030	24,306,153
#	Fevara PLC	141,570	258,129
	Greencore Group PLC	829,558	169,703
	Greencore Group PLC GNC LN	2,948,205	10,114,260
	Hilton Food Group PLC	311,933	2,288,749
	McBride PLC	805,142	1,708,470
	MP Evans Group PLC	25,436	620,972
	Nichols PLC	16,891	224,460
#*	Ocado Group PLC	2,059,271	5,568,056
	Premier Foods PLC	4,083,009	10,944,088
	PZ Cussons PLC	505,449	523,946
	Tate & Lyle PLC	845,834	4,221,534
TOTAL CONSUMER STAPLES			71,902,351
ENERGY — (3.8%)
*	Afentra PLC	339,285	354,812
*	Capricorn Energy PLC	307,119	1,297,868
	DCC PLC	300,023	22,613,639
#	Diversified Energy Co. DEC LN	193,262	3,180,735
	Diversified Energy Co. DEC US	5,324	88,645
	Energean PLC	681,669	8,265,532
	EnQuest PLC	8,984,632	2,565,665
*	Genel Energy PLC	819,525	605,899
		Shares	Value»
ENERGY — (Continued)
	Gulf Keystone Petroleum Ltd.	1,412,541	$3,815,925
*	Gulf Marine Services PLC	363,413	94,628
	Harbour Energy PLC	2,760,437	10,977,918
	Hunting PLC	706,228	4,885,500
	Ithaca Energy PLC	869,406	3,180,816
#*	Pantheon Resources PLC	2,152,536	308,342
	Pharos Energy PLC	1,305,299	494,811
	Serica Energy PLC	1,243,177	4,854,089
#*	Tullow Oil PLC	866,132	176,964
TOTAL ENERGY			67,761,788
FINANCIALS — (23.9%)
	Aberdeen Group PLC	9,506,777	26,866,950
	AJ Bell PLC	1,489,249	10,450,522
#	Ashmore Group PLC	1,739,637	4,922,278
	Beazley PLC	1,950,709	33,882,610
Ω	Bridgepoint Group PLC	350,750	1,190,559
	Brooks Macdonald Group PLC	1,612	30,367
#	Burford Capital Ltd.	739,209	3,531,232
	Chesnara PLC	1,249,322	5,196,555
*	Close Brothers Group PLC	834,967	5,029,821
Ω	CMC Markets PLC	617,962	3,106,277
	Conduit Holdings Ltd.	279,187	1,676,888
	Foresight Group Holdings Ltd.	249,093	1,354,112
#*Ω	Funding Circle Holdings PLC	301,603	595,219
*	Georgia Capital PLC	112,330	5,984,504
	Hiscox Ltd.	1,578,945	33,224,540
	ICG PLC	950,869	23,443,397
	IG Group Holdings PLC	1,731,490	35,383,159
	Impax Asset Management Group PLC	54,696	73,133
	IntegraFin Holdings PLC	225,489	997,234
	International Personal Finance PLC	1,191,113	4,019,506
	Investec PLC	368,850	3,170,892
*	IP Group PLC	4,794,708	3,955,527
	Jupiter Fund Management PLC	1,925,206	3,975,863
	Lancashire Holdings Ltd.	1,207,878	9,433,820
	Lion Finance Group PLC	258,093	38,679,191

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Liontrust Asset Management PLC	63,146	$227,141
	London Investment Group PLC	887	4,985
	M&G PLC	44,952	184,750
	Man Group PLC	5,913,832	20,434,370
*	Metro Bank Holdings PLC	1,156,092	2,362,295
	Mortgage Advice Bureau Holdings Ltd.	56,532	407,542
	Ninety One PLC	1,470,728	4,315,970
	OSB Group PLC	1,826,039	13,126,942
	Paragon Banking Group PLC	1,682,949	17,140,283
#	PayPoint PLC	273,468	2,366,060
	Plus500 Ltd.	515,168	31,293,168
	Polar Capital Holdings PLC	438,158	4,083,729
	Pollen Street Group Ltd.	70,405	814,224
Ω	Quilter PLC	7,401,878	18,483,206
	Rathbones Group PLC	259,126	6,925,124
	S&U PLC	33,109	857,311
Ω	Sabre Insurance Group PLC	591,404	1,221,431
*	Saga PLC	641,152	5,126,868
	Schroders PLC	43,846	345,243
	Secure Trust Bank PLC	36,552	623,836
	Tatton Asset Management PLC	1,575	13,281
	TBC Bank Group PLC	199,521	13,210,916
	TP ICAP Group PLC	4,121,116	17,711,548
*	Vanquis Banking Group PLC	351,532	529,466
#	WAG Payment Solutions PLC	22,048	34,551
	Waterloo Investment Holdings Ltd.	4,000	1,400
	XPS Pensions Group PLC	816,025	3,363,763
TOTAL FINANCIALS			425,383,559
HEALTH CARE — (2.4%)
	Advanced Medical Solutions Group PLC	957,716	3,189,283
Ω	Convatec Group PLC	5,273,664	15,123,938
	CVS Group PLC	365,951	5,798,504
*	EKF Diagnostics Holdings PLC	79,384	28,517
		Shares	Value»
HEALTH CARE — (Continued)
	Hikma Pharmaceuticals PLC	759,798	$14,446,021
Ω	Integrated Diagnostics Holdings PLC	1,220,599	683,569
*	Oxford Nanopore Technologies PLC	44,678	68,245
#*	PureTech Health PLC (PRTC LN)	640,931	1,110,136
Ω	Spire Healthcare Group PLC	1,223,378	2,708,798
TOTAL HEALTH CARE			43,157,011
INDUSTRIALS — (22.5%)
#	Ashtead Technology Holdings PLC	69,805	451,719
	Babcock International Group PLC	1,796,495	27,064,665
	Balfour Beatty PLC	2,403,596	26,708,306
	Bodycote PLC	1,087,943	10,103,393
	Braemar PLC	80,822	236,624
	BRCK Group PLC	143,996	96,518
*	Capita PLC	135,264	530,877
	Chemring Group PLC	1,247,909	8,847,666
	Clarkson PLC	153,185	10,072,043
	Costain Group PLC	1,265,591	3,197,281
	DiscoverIE Group PLC	487,755	4,333,000
	easyJet PLC	966,101	4,624,086
#	Fintel PLC	6,561	16,326
	Firstgroup PLC	3,339,569	7,399,112
	FW Thorpe PLC	2,919	10,000
	Galliford Try Holdings PLC	634,237	4,516,367
	Genuit Group PLC	1,413,603	4,982,118
	Goodwin PLC	2,674	416,111
	Grafton Group PLC, CDI	1,374,546	16,451,132
	Hargreaves Services PLC	9,674	104,302
	Hays PLC	3,782,438	1,713,116
	Howden Joinery Group PLC	2,409,358	25,419,432
	IMI PLC	467,321	17,799,351
*††	Industrial & Commercial Bank of China Ltd.	5,000	0
*	James Fisher & Sons PLC	184,515	1,143,643
#	James Halstead PLC	355,751	659,243
	JET2 PLC	813,756	12,079,949
	Johnson Service Group PLC	1,660,603	2,901,320
	Keller Group PLC	482,853	14,677,343
	Kier Group PLC	1,974,392	5,494,604

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
Ω	Luceco PLC	371,359	$1,096,702
	Macfarlane Group PLC	69,670	59,618
	Mears Group PLC	775,299	4,179,258
	Mitie Group PLC	6,584,223	15,612,637
	Morgan Advanced Materials PLC	1,557,354	4,630,925
	Morgan Sindall Group PLC	262,706	16,798,697
	Norcros PLC	214,076	819,220
	Pagegroup PLC	980,095	1,786,904
	Porvair PLC	9,952	97,846
	QinetiQ Group PLC	2,761,415	16,734,166
	Renew Holdings PLC	275,578	3,417,531
#*	Robert Walters PLC	333,782	430,610
	Rotork PLC	4,112,554	17,287,032
	RS Group PLC	2,288,056	18,795,053
	RWS Holdings PLC	405,169	490,623
	Senior PLC	2,191,421	8,537,682
	Serco Group PLC	5,604,633	21,513,213
*	Severfield PLC	517,005	177,764
*	SIG PLC	1,114,211	122,415
	Speedy Hire PLC	2,337,991	630,729
	Spirax Group PLC	175,599	17,137,929
	SThree PLC	311,609	714,594
	Travis Perkins PLC	529,618	3,760,168
#	Trifast PLC	531,372	453,081
	Vesuvius PLC	1,132,169	6,820,546
	Volex PLC	732,940	5,982,014
	Volution Group PLC	1,031,334	8,648,706
	Vp PLC	153,784	1,021,109
	Wilmington PLC	309,004	982,400
*	XP Power Ltd.	59,144	1,410,450
	Zigup PLC	1,377,758	7,539,120
TOTAL INDUSTRIALS			399,738,389
INFORMATION TECHNOLOGY — (3.1%)
*	Accesso Technology Group PLC	28,799	103,296
Ω	Alfa Financial Software Holdings PLC	296,974	599,217
#	Bytes Technology Group PLC (BYIT LN)	1,124,811	4,652,838
	Computacenter PLC	433,414	21,943,878
	dotdigital group PLC	440,167	279,397
	FDM Group Holdings PLC	109,011	154,847
	GB Group PLC	1,073,994	3,113,727
	Gooch & Housego PLC	15,275	191,459
#*	IDOX PLC	101,694	98,909
#*	IQE PLC	2,903,015	1,683,596
	Kainos Group PLC	457,630	5,177,890
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Midwich Group PLC	25,107	$48,735
#	NCC Group PLC	1,240,261	2,016,078
#*	Pinewood Technologies Group PLC	392,305	1,331,507
*	RM PLC	33,750	45,824
	Softcat PLC	652,004	12,242,135
#*	Strix Group PLC	247,902	137,462
*	TT Electronics PLC	804,382	1,305,699
*	Xaar PLC	455,438	863,602
TOTAL INFORMATION TECHNOLOGY			55,990,096
MATERIALS — (8.9%)
*	Accsys Technologies PLC	9,505	8,677
	Atalaya Mining Copper SA	470,896	4,760,438
	Breedon Group PLC	1,554,808	6,490,161
	Capital Ltd.	104,810	163,202
	Castings PLC	172,431	624,902
	Central Asia Metals PLC	912,062	1,810,710
	Croda International PLC	494,214	19,168,766
	Ecora Royalties PLC	958,713	1,807,484
	Elementis PLC	3,842,447	7,733,918
	Essentra PLC	834,129	928,738
Ω	Forterra PLC	1,018,450	2,184,557
	Hill & Smith PLC	502,644	17,675,111
	Hochschild Mining PLC	2,307,041	19,696,517
Ω	Ibstock PLC	669,115	932,032
	International Paper Co.	46,623	1,457,132
	Johnson Matthey PLC	882,547	24,926,859
	Marshalls PLC	638,767	1,133,121
	Mondi PLC	1,825,338	18,858,316
	Pan African Resources PLC	8,821,033	16,844,692
	RHI Magnesita NV	47,413	1,710,523
*	SigmaRoc PLC	2,856,553	4,791,431
#*	Synthomer PLC	288,525	272,332
	Treatt PLC	24,863	101,741
	Victrex PLC	335,665	2,753,181
	Zotefoams PLC	137,268	732,457
TOTAL MATERIALS			157,566,998
REAL ESTATE — (1.3%)
	Foxtons Group PLC	1,243,718	727,700
	Grainger PLC	948,554	2,071,685
	Harworth Group PLC	153,210	278,866
	Helical PLC	28,412	73,906

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
REAL ESTATE — (Continued)
	International Workplace Group PLC	3,877,375	$9,760,906
	LSL Property Services PLC	352,540	1,063,732
*	Phoenix Spree Deutschland Ltd.	15,813	37,790
	Savills PLC	802,244	9,048,638
*	Watkin Jones PLC	131,807	40,498
TOTAL REAL ESTATE			23,103,721
UTILITIES — (2.4%)
	Drax Group PLC	1,792,797	21,570,654
	Pennon Group PLC	2,051,312	15,344,314
	Shares	Value»
UTILITIES — (Continued)
Telecom Plus PLC	386,345	$6,174,677
TOTAL UTILITIES		43,089,645
TOTAL COMMON STOCKS Cost ($1,296,461,857)		1,744,483,605

			Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	3,119,789	36,080,359
TOTAL INVESTMENTS — (100.0%)
(Cost $1,332,544,311)			$1,780,563,964
As of April 30, 2026, the value of Rule 144A securities amounted to $76,743,581 or 4.3% of net assets.
Summary of the Series' investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$87,628	$92,185,025	—	$92,272,653
Consumer Discretionary	723,794	363,793,600	—	364,517,394
Consumer Staples	—	71,902,351	—	71,902,351
Energy	88,645	67,673,143	—	67,761,788
Financials	—	425,383,559	—	425,383,559
Health Care	—	43,157,011	—	43,157,011
Industrials	—	399,738,389	—	399,738,389
Information Technology	—	55,990,096	—	55,990,096
Materials	—	157,566,998	—	157,566,998
Real Estate	—	23,103,721	—	23,103,721
Utilities	—	43,089,645	—	43,089,645
Securities Lending Collateral	—	36,080,359	—	36,080,359
Total Investments in Securities	$900,067	$1,779,663,897	—˂˃	$1,780,563,964

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

The Continental Small Company Series
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (90.9%)
AUSTRIA — (3.8%)
	Agrana Beteiligungs AG	57,887	$810,927
	ANDRITZ AG	311,663	26,482,196
*	AT&S Austria Technologie & Systemtechnik AG	124,452	13,786,001
Ω	BAWAG Group AG	466,884	79,954,241
#	CA Immobilien Anlagen AG	158,218	5,069,938
#*	CPI Europe AG	143,359	2,626,108
	DO & Co. AG	41,737	8,511,533
*	Eurotelesites AG	289,656	1,596,174
	EVN AG	232,002	7,882,950
*	FACC AG	97,572	1,509,586
	Frequentis AG	174	15,005
*	Immofinanz AG (IIA AV)	681,827	0
	Josef Manner & Comp AG	870	105,965
*	Kapsch TrafficCom AG	3,508	22,008
#*	Lenzing AG	27,255	745,989
#	Mayr Melnhof Karton AG	49,317	4,629,970
	Oberbank AG	44,385	4,250,509
#	Oesterreichische Post AG	137,098	5,160,869
	Palfinger AG	77,895	3,205,376
*	POLYTEC Holding AG	45,139	215,037
	Porr AG	89,819	4,118,988
#	SBO AG	22,260	966,106
*	Semperit AG Holding	17,747	311,431
	Strabag SE (STR AV), Class BR	56,000	5,909,922
	Telekom Austria AG	1,067,703	12,137,351
#*	UBM Development AG	5,302	106,622
	UNIQA Insurance Group AG	776,594	14,901,253
	Vienna Insurance Group AG Wiener Versicherung Gruppe	272,951	20,551,983
	voestalpine AG	537,157	27,772,621
	Wienerberger AG	569,008	16,497,935
	Zumtobel Group AG	64,615	273,341
TOTAL AUSTRIA			270,127,935
		Shares	Value»
BELGIUM — (3.4%)
	Ackermans & van Haaren NV	152,497	$50,295,436
	Ageas SA	100,978	7,913,104
*	AGFA-Gevaert NV	196,660	109,452
*	Atenor	95,850	191,210
#	Azelis Group NV	204,569	2,710,435
	Barco NV	389,825	4,363,336
	Bekaert SA	218,463	10,787,938
#*††	Biocartis Group NV	357,370	0
*	bpost SA	78,372	167,011
	Cie d'Entreprises CFE	49,898	666,407
	Colruyt Group NV	217,821	8,396,038
	Deceuninck NV	410,459	1,031,036
#	Deme Group NV	48,230	11,005,883
#	D'ieteren Group	62,633	12,942,564
	Econocom Group SA NV	509,837	845,678
	EVS Broadcast Equipment SA	69,289	3,055,665
	Fagron	351,158	9,906,142
*	Galapagos NV (GLPG BB)	207,806	5,887,540
*	Galapagos NV (GLPG NA)	44,496	1,249,380
	Gimv NV	167,831	9,456,871
*	Immobel SA	10,624	275,716
#	Ion Beam Applications	101,113	1,590,095
	Jensen-Group NV	20,961	1,691,581
#	Kinepolis Group NV	90,123	3,239,118
#	Lotus Bakeries NV	2,046	24,630,580
#	Melexis NV	93,363	7,856,917
#*	Ontex Group NV	172,765	590,413
*	Onward Medical NV	87,734	273,544
	Proximus SADP	440,022	3,356,335
#	Recticel SA	268,765	3,188,560
	Sipef NV	38,744	4,622,323
	Solvay SA	315,984	10,318,056
#	Syensqo SA	212,179	14,075,782
#	Tessenderlo Group SA	127,540	3,199,898
	Umicore SA	383,548	7,757,351
	Van de Velde NV	32,510	1,250,212
	VGP NV	33,683	3,457,994
	Viohalco SA	498,361	8,550,138
	What's Cooking BV	3,904	656,471
TOTAL BELGIUM			241,562,210

The Continental Small Company Series
CONTINUED
		Shares	Value»
DENMARK — (5.5%)
	AL Sydbank	387,768	$33,071,819
#	ALK-Abello AS	815,920	30,560,794
	Alm Brand AS	5,389,801	12,607,916
#	Ambu AS, Class B	121,657	1,205,971
*	Bang & Olufsen AS	330,116	450,821
*	Bavarian Nordic AS	296,204	8,718,699
#	cBrain AS	16,018	163,419
	Chemometec AS	44,616	2,249,633
	Columbus AS	430,344	681,008
	D/S Norden AS	147,651	6,986,884
#*	Demant AS	185,337	5,877,698
*	Dfds AS	138,502	2,974,894
	Djurslands Bank AS	6,232	907,865
	FLSmidth & Co. AS	224,017	16,638,227
	Fluegger Group AS	3,099	169,549
	Foroya Banki P	10,800	384,038
#*	GN Store Nord AS	66,726	1,003,663
#	GronlandsBANKEN AS	1,125	172,844
	Gubra AS	2,336	116,771
	H Lundbeck AS (HLUNA DC), Class A	78,578	436,107
	H Lundbeck AS (HLUNB DC)	1,500,652	10,088,283
#*	H&H International AS, Class B	79,154	1,319,271
#	Harboes Bryggeri AS, Class B	5,094	89,437
	ISS AS	740,755	27,174,307
	Jeudan AS	42,605	1,390,694
	Jyske Bank AS	262,592	36,556,504
#	Lan & Spar Bank	4,895	938,174
#	Matas AS	243,336	3,868,458
#	MT Hoejgaard Holding AS	2,847	152,525
#*Ω	Netcompany Group AS	206,001	11,767,850
#*	NKT AS	272,775	40,292,229
#*Ω	NNIT AS	46,671	323,248
*	North Media AS	15,915	121,080
#*	NTG Nordic Transport Group AS	24,646	721,368
	Pandora AS	99,817	7,595,969
#	Parken Sport & Entertainment AS	4,695	132,582
	Per Aarsleff Holding AS	123,143	14,341,715
	Ringkjoebing Landbobank AS	178,454	44,588,628
#	Rockwool AS ROCKA DC, Class A	41,747	1,283,077
	Rockwool AS ROCKB DC, Class B	357,485	10,406,561
		Shares	Value»
DENMARK — (Continued)
	Royal Unibrew AS	274,075	$18,329,656
*	RTX AS	44,105	658,513
Ω	Scandinavian Tobacco Group AS	140,072	1,483,103
	Schouw & Co. AS	84,727	8,735,103
	SJF Bank AS	18,082	887,019
#*	Solar AS, Class B	8,510	277,367
	SP Group AS	10,785	629,920
	TCM Group AS	2,578	26,336
#	Tivoli AS	10,004	1,023,075
	TORM PLC, Class A	206,976	6,634,494
	UIE PLC	102,040	6,146,540
*	Zealand Pharma AS	173,576	8,209,483
TOTAL DENMARK			391,571,189
FINLAND — (5.4%)
#	Aktia Bank OYJ	329,414	4,211,062
#	Alandsbanken Abp, Class B	23,036	1,298,225
	Alma Media OYJ	135,302	1,985,586
	Anora Group OYJ	24,294	99,364
	Apetit OYJ	13,543	205,470
#	Aspo OYJ	114,344	819,252
	Atria OYJ	98,413	1,711,687
#	Bittium OYJ	192,809	7,200,867
	Digia OYJ	83,872	562,134
*	Easor OYJ	386	295
	Elisa OYJ	449,157	21,814,623
Ω	Enento Group OYJ	36,538	693,149
#*	Exel Composites OYJ	4,667	42,310
#	Finnair OYJ	622,533	2,343,084
#	Fiskars OYJ Abp	217,678	3,510,702
#	F-Secure OYJ	600,789	1,242,775
#	Gofore OYJ	574	7,854
#	Harvia OYJ	40,240	1,678,924
	Hiab OYJ	271,845	16,170,960
	HKFoods OYJ	60,594	113,448
	Huhtamaki OYJ	515,675	16,503,477
	Ilkka OYJ	20,833	101,409
#	Kalmar OYJ, Class B	271,845	14,578,211
	Kemira OYJ	639,975	13,270,710
*	Kempower OYJ	3,147	52,976
	Kesko OYJ (KESKOA FH), Class A	84,943	2,028,392
#	Kesko OYJ (KESKOB FH), Class B	1,121,254	27,635,687
	Konecranes OYJ	1,301,382	42,741,280
*	Lassila & Tikanoja OYJ	91,244	780,465
#*	Lindex Group OYJ	101,573	258,293
#	Lumo Kodit OYJ	225,489	2,147,457
	Luotea PLC	103,621	298,295
#	Mandatum OYJ	1,650,888	13,203,560
	Marimekko OYJ	63,890	743,772

The Continental Small Company Series
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#*	Metsa Board OYJ (METSB FH), Class B	944,884	$3,161,769
#	Metso OYJ	1,190,467	20,564,505
#	Nokian Renkaat OYJ	429,699	5,286,488
	Olvi OYJ, Class A	95,777	3,487,041
#	Oma Saastopankki OYJ	19,914	278,891
	Oriola OYJ (OKDBV FH), Class B	208,902	226,492
#	Orion OYJ (ORNBV FH), Class B	600,779	48,535,933
	Outokumpu OYJ	1,521,116	10,231,670
#	Pihlajalinna OYJ	45,220	595,440
#	Ponsse OYJ	69,648	1,825,461
	Puuilo OYJ	202,409	3,085,916
#*	QT Group OYJ	54,468	1,231,308
#	Raisio OYJ, Class V	643,272	1,928,462
#	Raute OYJ, Class A	648	10,948
#	Revenio Group OYJ	127,255	2,077,968
	Sampo OYJ, Class A	1,831,002	18,990,816
	Sanoma OYJ	452,468	4,920,934
	Scanfil OYJ	5,023	74,643
#	Stora Enso OYJ, Class R	1,657,207	18,452,285
	Taaleri PLC	25,782	231,432
#	Talenom OYJ	386	550
	Teleste OYJ	22,892	92,367
#Ω	Terveystalo OYJ	365,531	3,345,900
#	Tieto OYJ	350,695	7,834,853
#	Tokmanni Group Corp.	274,000	2,446,370
	Vaisala OYJ, Class A	125,505	7,342,403
#	Valmet OYJ	658,694	17,199,324
*	Verkkokauppa.com OYJ	27,116	71,373
	Viking Line Abp	11,073	267,436
*	YIT OYJ	172,108	510,474
TOTAL FINLAND			384,365,207
FRANCE — (12.0%)
#*	74Software SA	35,962	1,508,265
	ABC arbitrage	111,168	700,796
	Accor SA	393,229	19,460,404
#	Aeroports de Paris SA	56,609	6,873,670
*	Air France-KLM	213,395	2,271,574
	AKWEL SADIR	46,380	394,392
*	Alstom SA	1,466,690	29,472,089
	Altamir	136,094	3,930,706
	Alten SA	121,267	8,078,963
*Ω	Aramis Group SAS	10,052	46,403
	Arkema SA	224,796	16,406,494
#	Assystem SA	21,195	1,142,853
		Shares	Value»
FRANCE — (Continued)
	Aubay	20,599	$1,208,632
Ω	Ayvens SA	880,244	11,911,687
#*	Bastide le Confort Medical	13,099	385,792
#	Beneteau SACA	79,504	639,804
	BioMerieux	109,829	9,267,915
	Boiron SA	28,677	921,239
	Bonduelle SCA	41,715	423,971
*††	Bourbon Corp. SA	28,851	0
	Carrefour SA	1,965,800	39,189,902
*	Cegedim SA	3,771	53,005
	Cie des Alpes	125,439	3,269,724
*	Clariane SE	639,789	3,041,549
	Coface SA	734,846	13,626,866
	Derichebourg SA	647,148	6,894,459
#	Edenred SE	621,245	15,558,489
	Eiffage SA	64,139	10,341,023
	Electricite de Strasbourg SA	21,112	5,702,786
#Ω	Elior Group SA	226,442	702,914
	Elis SA	1,130,371	34,928,694
*	Emeis SA	223,420	3,776,020
	Equasens	10,975	484,241
#	Eramet SA	40,848	2,818,083
	Etablissements Maurel et Prom SA	387,272	4,521,793
	Eurazeo SE	215,488	11,761,182
#*	Euroapi SA	87,484	140,966
	Eurofins Scientific SE	260,734	18,124,234
*	Eutelsat Communications SACA	474,843	1,516,403
	Exel Industries SA, Class A	10,459	381,453
	Exosens SAS	72,464	5,533,731
#	FDJ UNITED	336,918	9,153,077
*	Figeac Aero	7,712	90,005
	Fnac Darty SA	10,597	439,036
	Fnac Darty SA (FNAC FP)	9,302	385,953
*	Forvia SE (FRVIA FP)	461,033	5,434,896
*	Gaumont SA	10,715	1,284,029
	Gaztransport Et Technigaz SA	181,908	44,257,145
	GEA	2,433	259,650
	GL Events SACA	55,367	2,179,577
	Groupe Crit SA	22,324	1,456,202
#	Groupe SFPI	21,754	47,057
#*	Guerbet	23,531	320,790
	Haulotte Group SA	9,331	21,859
*	ID Logistics Group SACA	17,972	7,632,346
	Imerys SA	112,115	2,934,599
	Infotel SA	1,606	65,376

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Interparfums SA	79,624	$2,215,435
	Ipsen SA	98,626	19,370,313
	IPSOS SA	252,618	10,713,469
	Jacquet Metals SACA	82,260	2,144,122
	JCDecaux SE	304,639	6,776,140
	Kaufman & Broad SA	91,469	2,971,546
#	Laurent-Perrier	14,168	1,400,989
	Lectra	37,874	716,531
#	Linedata Services	3,353	170,597
	LISI SA	1,202	87,993
	LNA Sante SA	26,445	894,369
*	Lumibird	1,093	27,672
	Maison Pommery & Associes SA	1,464	16,725
#*Ω	Maisons du Monde SA	29,713	18,884
	Manitou BF SA	52,223	1,252,864
	Mersen SA	119,669	4,502,685
#	Metropole Television SA	123,332	1,883,680
	Neurones	6,767	286,582
	Nexans SA	195,817	36,549,986
#*	Nexity SA	140,543	1,395,140
	North Atlantic Energies	5,596	410,029
	NRJ Group	88,443	741,931
#	Oeneo SA	91,324	972,923
	Opmobility	292,231	4,937,833
*	OSE Immuno	2,885	12,967
#*	OVH Groupe SA	12,495	152,813
*	Pierre Et Vacances SA	445,005	971,872
#	Planisware SA	16,802	354,690
#	Pluxee NV	173,552	2,466,111
	Quadient SA	90,466	1,237,087
#	Remy Cointreau SA	82,412	3,884,971
#	Renault SA	684,547	24,047,590
	Rexel SA	1,211,850	51,253,083
#	Robertet SA	2,975	2,795,004
	Rubis SCA	421,748	17,382,114
	Samse SACA	7,930	1,133,007
	Savencia SA	34,499	2,688,844
	SCOR SE	793,895	29,622,435
#	SEB SA	83,186	5,105,229
#	Seche Environnement SACA	21,449	2,099,997
	SES SA	1,498,646	12,371,418
*Ω	SMCP SA	90,467	551,046
	Societe BIC SA	96,818	6,677,651
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,570	5,810,632
	Societe LDC SADIR	11,065	1,452,040
#	Sodexo SA	277,540	14,116,656
		Shares	Value»
FRANCE — (Continued)
*	SOITEC	10,094	$1,518,530
	Sopra Steria Group	82,550	12,880,546
	SPIE SA	753,218	43,703,661
#	Stef SA	25,963	3,548,493
#	Sword Group	39,003	1,433,814
	Synergie SE	67,764	2,241,680
	Technip Energies NV	640,629	30,306,583
#	Teleperformance SE	211,327	14,312,994
	Television Francaise 1 SA	268,368	2,134,703
	TFF Group	9,478	177,128
	Thermador Groupe	39,148	3,182,941
#	Tikehau Capital SCA	66,921	1,387,822
	Trigano SA	46,249	8,505,185
#*	Ubisoft Entertainment SA	144,380	842,285
	Valeo SE	729,709	9,185,098
#	Vallourec SACA	845,180	25,466,687
	Vetoquinol SA	13,935	1,260,020
	Vicat SACA	100,090	7,067,773
	VIEL & Cie SA	156,945	3,443,491
	Virbac SACA	12,900	5,634,659
*	Viridien	31,474	5,353,274
	Vivendi SE	2,406,774	5,618,593
#*	Voltalia SA	97,472	809,999
#	Vusion	12,539	1,788,531
#	Wavestone	13,166	710,512
*Ω	X-Fab Silicon Foundries SE	120,805	897,047
TOTAL FRANCE			853,432,507
GERMANY — (13.6%)
	1&1 AG	218,379	5,785,349
*	7C Solarparken AG	265,514	588,838
	Adesso SE	2,671	182,859
	Adtran Networks SE	2,822	76,223
	AIXTRON SE	265,331	14,660,560
#	All for One Group SE	3,448	145,387
#	Allgeier SE	46,734	890,153
	Alzchem Group AG	22,965	4,464,693
	Amadeus Fire AG	7,658	216,756
*	Aroundtown SA	5,268,211	15,231,985
	Atoss Software SE	37,065	3,448,840
*	Aumovio SE	115,187	4,995,486
	Aurubis AG	158,734	34,157,937
#*	Auto1 Group SE	102,952	2,199,002
*	Basler AG	32,144	692,084
#*	BayWa AG (BYW6 GR)	10,341	34,121
	Bechtle AG	383,538	13,053,455
Ω	Befesa SA	168,705	6,466,810
*	Bertrandt AG	23,333	298,158
	Bijou Brigitte AG	15,235	887,683
	Bilfinger SE	171,739	19,806,810

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Borussia Dortmund GmbH & Co. KGaA	435,678	$1,631,174
*	BRANICKS Group AG	260,704	417,104
	Brenntag SE	357,981	26,069,933
*Ω	Brockhaus Technologies AG	163	3,599
	CANCOM SE (COK GR)	155,928	4,532,785
#	Carl Zeiss Meditec AG	107,545	3,349,278
*	Ceconomy AG	536,475	2,764,152
*	CENIT AG	27,952	217,057
	Cewe Stiftung & Co. KGaA	45,539	5,045,958
	CTS Eventim AG & Co. KGaA	216,531	14,291,846
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	378,945
#*Ω	Delivery Hero SE	453,822	11,045,198
	Dermapharm Holding SE DMP GR	6,110	332,591
	Deutsche Beteiligungs AG	82,898	2,490,222
	Deutsche EuroShop AG	6,828	158,441
#Ω	Deutsche Pfandbriefbank AG	299,076	1,140,802
	Deutsche Wohnen SE	3,284	76,270
	Deutz AG	612,047	7,156,943
	Draegerwerk AG & Co. KGaA	17,892	1,468,784
	Duerr AG	265,997	6,600,636
Ω	DWS Group GmbH & Co. KGaA	135,211	9,366,082
	Eckert & Ziegler SE	269,913	4,839,914
*	EDAG Engineering Group AG	20,233	88,061
	Elmos Semiconductor SE	36,953	7,992,918
	ElringKlinger AG	115,460	745,624
#	Energiekontor AG	5,663	270,688
	Evonik Industries AG	1,281,521	26,505,937
#*	Evotec SE	237,485	1,469,836
	Fabasoft AG	2,747	37,192
	Fielmann Group AG	103,573	5,170,087
	flatexDEGIRO SE	411,467	14,722,170
*	Fraport AG Frankfurt Airport Services Worldwide	182,432	14,969,057
		Shares	Value»
GERMANY — (Continued)
	Freenet AG	771,838	$24,582,881
	Fresenius Medical Care AG (FME GR)	788,297	35,669,221
	Friedrich Vorwerk Group SE	30,191	2,589,732
	FUCHS SE	126,009	4,829,950
	GEA Group AG	586,696	40,119,202
#	Gerresheimer AG	80,526	2,324,523
	Gesco SE	38,026	662,605
	GFT Technologies SE	119,509	2,606,094
*	Grand City Properties SA	40,249	453,011
	Grenke AG	30,306	453,140
	Hawesko Holding SE	313	7,496
#*	Heidelberger Druckmaschinen AG	317,343	548,287
#*	HelloFresh SE	375,049	2,036,750
#	Hensoldt AG	338,981	30,587,578
*	Hoenle AG	14,291	149,989
*	HomeToGo SE	13,461	20,250
	Hornbach Holding AG & Co. KGaA	48,541	4,614,990
#	HUGO BOSS AG	242,968	10,303,460
#*	Hypoport SE	5,558	536,833
	Indus Holding AG	56,755	1,990,531
	Init Innovation in Traffic Systems SE	38,395	2,294,182
Ω	Instone Real Estate Group SE	83,326	863,655
#*	IONOS Group SE	119,874	3,689,916
	IVU Traffic Technologies AG	52,179	1,163,278
	Jenoptik AG	267,523	10,528,104
Ω	JOST Werke SE	61,750	3,758,569
	K&S AG	751,775	14,064,796
	KION Group AG	417,583	21,794,240
#*	Kloeckner & Co. SE	32,332	451,563
*	Koenig & Bauer AG	57,052	623,906
#	Kontron AG	258,677	6,485,823
	Krones AG	100,284	14,513,714
	KSB SE & Co. KGaA	3,257	3,747,328
#	KWS Saat SE & Co. KGaA	79,102	7,138,631
	Lanxess AG	213,832	4,556,829
	LEG Immobilien SE	402,018	28,209,065
#	Leifheit AG	37,829	754,002
#*	Medios AG	10,185	163,669
#	MLP SE	321,566	3,010,301
	Multitude AG	1,042	7,303
#	Mutares SE & Co. KGaA	28,793	834,023
#	Nagarro SE	49,669	2,523,808
	Nemetschek SE	193,506	14,043,515
#*	Nordex SE	499,584	28,487,486

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Norma Group SE	75,113	$1,294,909
	Patrizia SE	293,577	2,581,043
	Pfeiffer Vacuum Technology AG	1,413	277,561
	PNE AG	2,887	32,112
	ProCredit Holding AG	9,266	88,934
	ProSiebenSat.1 Media SE	208,467	992,136
	Puma SE (PUM GR)	406,195	12,435,214
#*	PVA TePla AG	105,701	4,553,478
	PWO AG	7,732	243,642
#*	Q Beyond Ag Konv Namens Aktien	41,199	177,104
#	Qiagen NV QGEN US	103,780	3,588,712
#	Qiagen NV QIA GR	480,826	16,401,739
*	R Stahl AG	5,596	87,262
	Rational AG	13,650	9,980,827
	RENK Group AG	234,119	14,879,437
#	RTL Group SA	152,209	5,848,589
	SAF-Holland SE	234,830	4,846,700
	Salzgitter AG	125,542	7,101,344
	Schaeffler AG	771,489	7,335,077
	Schloss Wachenheim AG	6,929	113,793
#	Schott Pharma AG & Co. KGaA	64,146	1,121,829
Ω	Scout24 SE	263,138	21,909,475
	Secunet Security Networks AG	7,571	1,627,531
*	SGL Carbon SE	11,015	56,590
#	Siltronic AG	54,374	5,094,550
	Sixt SE	80,620	6,451,155
#*	SMA Solar Technology AG	47,034	3,013,735
	Stabilus SE	6,548	132,701
	STRATEC SE	11,109	230,199
	Stroeer SE & Co. KGaA	193,372	8,444,159
#	Suedzucker AG	377,566	5,492,173
	Surteco Group SE	38,871	462,127
	SUSS MicroTec SE	143,891	12,881,665
	Symrise AG	398,563	35,257,139
	TAG Immobilien AG	1,204,980	21,013,550
	Takkt AG	88,475	283,521
*Ω	TeamViewer SE	196,966	1,100,521
	Technotrans SE	36,431	1,401,331
	thyssenkrupp AG	2,674,279	31,826,849
*	Tkms AG& Co. KGaA	2,807	288,623
	TUI AG	2,283,309	16,991,871
	United Internet AG	435,652	13,687,013
#*	Verbio SE	100,018	4,437,922
	Vossloh AG	68,864	6,114,377
	Wacker Chemie AG	29,208	3,205,143
	Wacker Neuson SE	207,598	4,686,717
		Shares	Value»
GERMANY — (Continued)
	Washtec AG	72,499	$3,721,415
*	Westwing Group SE	23,112	360,497
	Wuestenrot & Wuerttembergische AG	145,171	2,528,170
#*Ω	Zalando SE	653,830	16,149,532
	Zeal Network SE	13,196	757,833
TOTAL GERMANY			966,016,228
GREECE — (0.0%)
*††	Neorion Holdings SA	14,991	0
IRELAND — (0.9%)
	Cairn Homes PLC	2,629,336	6,727,539
	FBD Holdings PLC (FBD ID)	18,582	349,524
	FBD Holdings PLC (FBH LN)	125,459	2,363,281
	Glanbia PLC (GLB ID)	298,453	6,931,953
	Glanbia PLC (GLB LN)	700,613	15,366,302
*Ω	Glenveagh Properties PLC	1,567,836	3,890,479
	Irish Continental Group PLC (IR5B ID)	825,575	6,306,802
	Kerry Group PLC (KYGA ID), Class A	241,439	20,461,537
*	Permanent TSB Group Holdings PLC	362,792	1,242,183
TOTAL IRELAND			63,639,600
ISRAEL — (2.1%)
#	Ackerstein Group Ltd.	74,808	233,957
*	Adgar Investment & Development Ltd.	62,908	92,056
	Afcon Holdings Ltd.	3,064	430,760
*	AFI Properties Ltd.	72,150	5,633,897
#	Africa Israel Residences Ltd.	22,389	1,793,643
*	Allot Ltd.	44,261	318,231
	Alrov Properties & Lodgings Ltd.	49,832	4,509,108
#	Altshuler Shaham Finance Ltd.	217,158	527,543
#	Analyst IMS Investment Management Services Ltd.	17,395	844,462
	Arad Ltd.	32,408	465,243
#*	Argo Properties NV	38,274	1,798,924

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Ari Real Estate Arena Investment Ltd.	8,453	$16,775
#	Aryt Industries Ltd.	18,534	263,860
*	Ashdod Refinery Ltd.	22,197	758,467
#	Ashot -Ashkelon Industries Ltd.	1,580	50,556
#	AudioCodes Ltd. (AUDC IT)	23,892	211,274
	AudioCodes Ltd. (AUDC US)	2,946	27,280
#	Aura Investments Ltd.	89,986	642,415
#	Automatic Bank Services Ltd.	38,324	341,358
*	Avgol Industries 1953 Ltd.	74,505	30,567
	Ayalon Holdings Ltd.	8,941	462,902
#	Azorim-Investment Development & Construction Co. Ltd.	507,009	3,383,955
*	Bet Shemesh Engines Holdings 1997 Ltd.	14,196	3,471,414
#	Blue Square Real Estate Ltd.	36,303	4,870,047
*	Carasso Motors Ltd.	146,621	1,583,853
#	Carasso Real Estate Ltd.	6,974	93,884
	Castro Model Ltd.	368	16,128
	Cellcom Israel Ltd. (CEL IT)	364,828	4,481,412
*	Ceragon Networks Ltd.	266,244	668,272
*	Cielo-Blu Group Ltd.	40,237	43,972
*	Compugen Ltd.	25,620	66,046
	Danel Adir Yeoshua Ltd.	24,067	3,831,024
	Danya Cebus Ltd.	15,732	811,834
#	Delek Automotive Systems Ltd.	78,335	595,874
#	Delta Galil Ltd.	65,527	3,796,755
	Delta Israel Brands Ltd.	4,998	201,210
	Diplomat Holdings Ltd.	1,459	26,144
#	Direct Finance of Direct Group 2006 Ltd.	2,985	546,263
#	Dor Alon Energy in Israel 1988 Ltd.	10,173	837,160
#	Duniec Brothers Ltd.	7,400	618,269
#	Electra Consumer Products 1970 Ltd.	60,700	1,700,723
*	Ellomay Capital Ltd.	1,257	31,828
*	Equital Ltd.	99,583	4,284,146
		Shares	Value»
ISRAEL — (Continued)
#	FMS Enterprises Migun Ltd.	19,186	$1,518,006
	Formula Systems 1985 Ltd. (FORTY IT)	19,163	2,688,398
#	Fox Wizel Ltd.	34,368	3,710,341
#*	Gilat Satellite Networks Ltd.	207,925	3,765,421
#*	Hagag Group Real Estate Development	49,307	525,102
	Hilan Ltd.	29,944	2,145,984
	IDI Insurance Co. Ltd.	39,728	3,069,423
*	IES Holdings Ltd.	2,911	600,850
	Ilex Medical Ltd.	2,744	51,739
#	Inrom Construction Industries Ltd.	431,493	4,048,657
	Isracard Ltd.	523,663	2,674,693
#	Israel Canada TR Ltd.	129,481	902,965
#	Israel Shipyards Industries Ltd.	2,059	96,976
	Isras Investment Co. Ltd.	6,883	1,988,224
	Issta Ltd.	27,334	975,353
	Kamada Ltd. (KMDA IT)	203,071	1,657,655
	Kardan Real Estate Enterprise & Development Ltd.	61,338	125,507
	Kerur Holdings Ltd.	32,360	900,627
#	Klil Industries Ltd.	1,188	76,675
#	Kvutzat Acro Ltd.	39,149	627,436
	Lahav L.R. Real Estate Ltd.	112,645	443,417
	Land Development Nimrodi Group Ltd.	101,969	1,305,635
#	Lapidoth Capital Ltd.	14,899	412,550
	Libra Insurance Co. Ltd.	61,329	404,779
	M Yochananof & Sons Ltd.	12,972	1,502,785
*	Malam - Team Ltd.	3,450	98,566
	Matrix IT Ltd.	825	25,231
	Matrix IT Ltd. MTRX IT	48,257	1,481,673
	Max Stock Ltd.	287,526	2,863,686
*	Maytronics Ltd.	55,776	58,005
	Mediterranean Towers Ltd.	379,849	2,186,483
	Mega Or Holdings Ltd.	10,017	2,049,000
	Meitav Investment House Ltd.	177,965	8,142,342

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	MENIF - Financial Services Ltd.	10,114	$96,065
*	Meshek Energy Renewable Energies Ltd.	83,667	363,804
	Meshulam Levinstein Contracting & Engineering Ltd.	1,986	354,453
#	Mivtach Shamir Holdings Ltd.	31,365	4,721,072
	Nawi Group Ltd.	73,059	1,262,381
*	Nayax Ltd.	1,200	83,687
	Neto Malinda Trading Ltd.	31,255	1,799,819
*	Neto ME Holdings Ltd.	6,915	643,057
	Oil Refineries Ltd.	9,143,494	4,674,977
#	One Software Technologies Ltd.	84,006	1,833,851
*	OY Nofar Energy Ltd.	2,634	165,980
#	Palram Industries 1990 Ltd.	11,715	203,123
	Paz Retail & Energy Ltd.	2,681	741,996
*	Perion Network Ltd.	66,624	682,945
	Plasson Industries Ltd.	20,159	1,095,673
*	Prashkovsky Investments & Construction Ltd.	29,922	1,603,288
*	Priortech Ltd.	11,233	1,203,305
	Qualitau Ltd.	12,473	2,354,158
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	47,534	5,873,939
*	Rani Zim Shopping Centers Ltd.	26,927	46,566
#	Retailors Ltd.	23,090	281,200
#	Scope Metals Group Ltd.	45,767	3,487,536
#*	Shikun & Binui Soltec Renewable Energy	438,782	581,320
	Summit Real Estate Holdings Ltd.	215,637	4,037,969
	Suny Cellular Communication Ltd.	187,376	93,035
#	Tadiran Group Ltd.	14,575	961,764
Ω	Tamar Petroleum Ltd.	95,059	989,229
*	TAT Technologies Ltd.	5,287	196,244
	Telsys Ltd.	3,541	379,832
*	Tera Light Ltd.	24,211	155,295
		Shares	Value»
ISRAEL — (Continued)
	Tiv Taam Holdings 1 Ltd.	142,292	$667,840
*	Veridis Environment Ltd.	21,250	319,572
	Victory Supermarket Chain Ltd.	5,034	97,407
	Villar International Ltd.	256	16,057
#	YD More Investments Ltd.	124,392	1,709,278
TOTAL ISRAEL			152,315,392
ITALY — (8.4%)
	A2A SpA	8,218,896	23,405,202
#*	Abitare In SpA	1,909	6,001
	ACEA SpA	245,241	6,434,807
#	Aeroporto Guglielmo Marconi Di Bologna SpA	6,180	66,790
#	Amplifon SpA	168,812	1,869,971
*	Aquafil SpA	13,759	23,192
	Ariston Holding NV	65,816	303,868
	Arnoldo Mondadori Editore SpA	992,688	2,401,240
	Ascopiave SpA	432,784	1,769,630
#	Avio SpA	139,308	5,174,594
#	Azimut Holding SpA	552,386	23,457,033
#	Banca Generali SpA	331,041	21,713,401
	Banca IFIS SpA	172,132	4,689,489
#	Banca Profilo SpA	825,217	180,115
*Ω	Banca Sistema SpA	289,563	560,737
	Banco di Desio e della Brianza SpA	244,337	2,649,977
#*Ω	BFF Bank SpA	6,924	16,851
#	Biesse SpA	15,436	107,069
	Brembo NV	564,136	5,316,118
#	Brunello Cucinelli SpA	190,261	18,566,111
#	Buzzi SpA	441,099	24,151,855
*	Cairo Communication SpA	349,136	1,025,726
	Cembre SpA	12,101	1,108,075
	Cementir Holding NV	344,436	6,161,983
*	CIR SpA-Compagnie Industriali	2,713,555	2,130,221
	Comer Industries SpA	384	20,816
	Credito Emiliano SpA	494,654	8,766,207
	d'Amico International Shipping SA	252,474	2,368,724
#	Danieli & C Officine Meccaniche SpA (DAN IM)	89,250	6,990,031

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Danieli & C Officine Meccaniche SpA (DANR IM)	148,854	$8,376,570
	Datalogic SpA	51,501	330,782
#	Davide Campari-Milano NV	1,839,293	13,646,747
	De' Longhi SpA	195,461	7,600,750
#	DiaSorin SpA	15,394	1,050,258
#*	Digital Bros SpA	8,749	100,748
#	Digital Value SpA	1,321	45,116
*Ω	doValue SpA	227,805	562,789
	Emak SpA	221,657	235,025
Ω	Enav SpA	812,628	4,757,032
	Equita Group SpA	60,760	422,625
#	ERG SpA	202,488	5,472,359
	Esprinet SpA	164,535	1,107,605
#	Ferretti SpA	290,215	1,355,235
	Fiera Milano SpA	48,067	419,876
#	Fila SpA	60,489	660,453
*	Fincantieri SpA	335,754	4,721,901
#*††	Finmatica SpA	5,960	0
	FNM SpA	940,435	560,066
	Garofalo Health Care SpA	8,353	50,280
	Gefran SpA	35,925	493,554
#*	Geox SpA	150,451	49,465
#	GPI SpA	24,149	457,098
#*Ω	GVS SpA	84,744	421,856
	Hera SpA	4,283,801	20,215,161
#	IMMSI SpA	997,787	577,923
	Industrie De Nora SpA	34,656	252,229
#Ω	Infrastrutture Wireless Italiane SpA	782,547	6,637,824
#	Intercos SpA	127,719	1,821,915
	Interpump Group SpA	224,055	9,445,722
	Iren SpA	3,483,285	10,659,054
#	Italgas SpA	2,853,412	34,468,686
#	Italmobiliare SpA	79,015	2,699,692
	Iveco Group NV	688,924	11,300,724
	Lottomatica Group SpA	860,523	25,300,911
	LU-VE SpA	7,620	493,486
	Maire SpA	956,295	17,684,767
#*††	Mariella Burani Fashion Group SpA	22,744	0
#	MARR SpA	76,518	775,224
	MFE-MediaForEurope NV, Class A	590,200	1,946,453
	MFE-MediaForEurope NV (MFEA IM), Class A	897,309	3,062,026
		Shares	Value»
ITALY — (Continued)
#	MFE-MediaForEurope NV (MFEB IM), Class B	316,964	$1,375,903
#	Moltiply Group SpA	126,668	5,069,770
#*	NewPrinces SpA	34,769	688,679
#Ω	Nexi SpA	1,485,160	7,079,132
	Orsero SpA	44,592	852,282
Ω	OVS SpA	1,174,566	6,990,040
	Pharmanutra SpA	9,710	899,559
*Ω	Philogen SpA	4,854	123,670
#	Piaggio & C SpA	794,675	1,501,698
Ω	Pirelli & C SpA	1,699,980	11,692,818
Ω	RAI Way SpA	505,631	3,635,743
	Recordati Industria Chimica e Farmaceutica SpA	325,937	19,030,704
#	Reply SpA	123,280	13,668,580
#*	Revo Insurance SpA	6,386	191,116
	Rizzoli Corriere Della Sera Mediagroup SpA	837,029	949,332
	Sabaf SpA	45,347	725,865
*	Safilo Group SpA	634,902	1,194,033
#	Saipem SpA	6,407,732	34,717,431
#*	Salvatore Ferragamo SpA	161,260	1,406,044
#	Sanlorenzo SpA	42,692	1,668,891
#*	Seco SpA	21,231	71,605
#*	Seri Industrial SpA	3,574	9,601
#	Sesa SpA	52,658	5,331,747
	Sogefi SpA	312,879	754,503
	SOL SpA	219,864	14,870,399
	Tamburi Investment Partners SpA	790,266	7,821,484
Ω	Technogym SpA	756,838	17,831,009
*	Telecom Italia SpA (TIT IM)	50,912,418	40,179,044
*	Telecom Italia SpA (TITR IM)	7,309,122	6,748,819
*	Tesmec SpA	225,748	37,981
#*	TREVI - Finanziaria Industriale SpA	405,238	147,579
#	TXT e-solutions SpA	6,868	264,616
	Unipol Assicurazioni SpA	229,736	6,002,680
#	Webuild SpA	2,477,243	7,363,251
#	Wiit SpA	29,432	1,048,048
#	Zignago Vetro SpA	66,309	548,613
TOTAL ITALY			594,168,090
NETHERLANDS — (4.8%)
#	Aalberts NV	623,215	23,673,797
	Acomo NV	65,591	1,995,068
#	Aegon Ltd. (AEG US)	350,780	2,886,919

The Continental Small Company Series
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
#	Aegon Ltd. (AGN NA)	2,886,119	$23,916,109
*	AFC Ajax NV	13,955	140,661
#	Akzo Nobel NV	550,572	32,316,772
	Allfunds Group PLC	1,312,909	13,436,485
	AMG Critical Materials NV	130,586	5,511,914
#	Aperam SA	191,903	10,265,206
#	Arcadis NV	455,920	19,525,943
*Ω	Basic-Fit NV	189,747	6,374,484
	BE Semiconductor Industries NV	5,911	1,729,053
#	Brunel International NV	97,045	825,699
	Corbion NV	302,641	6,763,253
Ω	CTP NV	366,243	6,923,026
#*	Fastned BV	409	13,691
*	Flow Traders Ltd.	156,049	5,009,418
	ForFarmers NV	48,668	347,720
#	Fugro NV	135,304	1,962,123
	Havas NV	82,238	1,565,321
#	IMCD NV	136,640	16,066,779
	Kendrion NV	49,348	1,058,634
	Koninklijke BAM Groep NV	1,911,457	21,025,316
	Koninklijke Heijmans NV	154,593	15,641,345
	Koninklijke Vopak NV	381,357	19,086,432
*	Magnum Ice Cream Co. NV MICC NA	1,096,260	16,034,859
#*	Magnum Ice Cream Co. NV MICC US	79,372	1,185,024
	Nedap NV	33,400	3,317,589
#*	Pharming Group NV	2,753,627	4,650,308
	PostNL NV	449,615	501,188
#	Randstad NV	376,320	11,150,886
#	SBM Offshore NV	613,536	26,247,925
#Ω	Signify NV	505,294	11,492,396
#	Sligro Food Group NV	67,181	1,027,377
	TKH Group NV	219,835	11,266,393
*	TomTom NV	52,677	289,093
	Van Lanschot Kempen NV	158,421	12,138,069
TOTAL NETHERLANDS			337,362,275
NORWAY — (1.6%)
	2020 Bulkers Ltd.	97,040	31,571
	ABG Sundal Collier Holding ASA	1,828,593	1,417,474
	AF Gruppen ASA	41,049	792,464
	Akastor ASA	547,989	922,835
*	Aker BioMarine ASA	29,940	325,648
	Aker Solutions ASA	652,584	2,973,570
	Archer Ltd.	175,649	550,791
		Shares	Value»
NORWAY — (Continued)
*	ArcticZymes Technologies ASA	15,976	$37,919
	Arendals Fossekompani ASA	2,826	57,484
	Atea ASA	360,236	6,077,446
	Austevoll Seafood ASA	185,412	1,876,722
#*	Axactor ASA	204,713	109,992
	B2 Impact ASA	1,080,438	2,785,221
	Bluenord ASA	65,648	4,178,198
	Bonheur ASA	137,587	4,004,584
#	Borregaard ASA	207,197	3,407,994
	Bouvet ASA	130,169	727,120
*	BW Energy Ltd.	92,941	584,329
	BW Offshore Ltd.	454,614	2,601,530
*	Cloudberry Clean Energy ASA	256,618	361,909
	DNO ASA	1,731,454	3,740,847
Ω	Elkem ASA	1,126,072	3,299,033
Ω	Elmera Group ASA	282,468	1,056,344
	Elopak ASA	303,310	1,170,179
*	Ensurge Micropower ASA	320,804	22,409
Ω	Entra ASA	72,957	827,436
Ω	Europris ASA	1,007,539	10,278,201
#	FLEX LNG Ltd. (FLNG NO)	118,691	3,849,169
#	FLEX LNG Ltd. (FLNG US)	2,441	79,162
#*	Grieg Seafood ASA	205,095	805,552
#*	Hexagon Composites ASA	263,466	316,248
	Himalaya Shipping Ltd. HSHP NO	39,621	543,878
	Himalaya Shipping Ltd. HSHP US	10,406	141,938
Ω	Kid ASA	89,664	1,275,981
	Kitron ASA	898,370	9,696,884
Ω	Klaveness Combination Carriers ASA	91,610	1,017,827
*	Kongsberg Automotive ASA	3,225,232	665,306
#*	LINK Mobility Group Holding ASA	704,791	1,884,441
	Magnora ASA	83,833	272,803
	Medistim ASA	15,481	379,293
	MPC Container Ships ASA	953,317	2,267,550
#Ω	Multiconsult ASA	11,115	189,780
*	Napatech AS	75,063	270,045
*	Nekkar ASA	25,733	39,887
#*	NEL ASA	1,192,338	383,372
	Norbit ASA	92,366	2,276,090

The Continental Small Company Series
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Norconsult Norge AS	313,016	$1,333,356
*	Nordic Mining ASA	71,130	94,043
*Ω	Norske Skog ASA	100,074	507,332
*	Northern Ocean Ltd.	63,725	59,666
	Norwegian Air Shuttle ASA	842,208	1,320,372
*	NRC Group ASA	288,230	267,067
	Nykode Therapeutics ASA	442,655	154,971
	Odfjell SE, Class A	129,774	1,619,942
	Odfjell Technology Ltd.	107,420	812,089
*	OKEA ASA	32,193	136,787
Ω	Okeanis Eco Tankers Corp.	44,427	2,471,695
*	Otello Corp. ASA	160,805	327,084
	Panoro Energy ASA	332,889	1,266,151
	Paratus Energy Services Ltd.	188,802	1,052,442
	Pareto Bank ASA	102,573	740,012
	Pexip Holding ASA	268,942	1,973,527
*	PhotoCure ASA	108,261	770,619
*Ω	poLight ASA	129,487	82,835
	Public Property Invest AS	166,280	353,791
	Reach Subsea ASA	19,435	14,686
	Rogaland Sparebank	788	12,866
#*	Salmon Evolution ASA	441,807	225,908
	SATS ASA	470,293	2,101,386
*Ω	Scatec ASA	527,507	6,865,500
*	Sea1 offshore, Inc.	96,550	310,031
	SED Energy Holdings PLC	173,492	163,069
	Selvaag Bolig ASA	120,926	454,568
	Solstad Maritime ASA	291,056	899,023
	Solstad Offshore ASA	50,847	361,149
	Sparebanken More	4,408	54,824
	Stolt-Nielsen Ltd.	72,228	2,356,025
*	Thor Medical ASA	228,264	109,029
	Veidekke ASA	170,286	3,428,068
*	Vow ASA	434,072	116,809
	Zalaris ASA	3,463	36,889
*	Zaptec ASA	204,460	809,366
TOTAL NORWAY			114,237,433
PORTUGAL — (1.0%)
#	Altri SGPS SA	332,589	1,949,662
	Banco Comercial Portugues SA, Class R	20,899,869	22,339,459
	Corticeira Amorim SGPS SA	8,868	66,857
		Shares	Value»
PORTUGAL — (Continued)
	CTT-Correios de Portugal SA	429,193	$3,234,810
	Galp Energia SGPS SA	375,659	8,786,644
	Ibersol SGPS SA	77,675	1,093,448
#	Mota-Engil SGPS SA	224,824	1,275,605
#	Navigator Co. SA	1,487,163	5,847,712
	NOS SGPS SA	868,310	5,733,841
	REN - Redes Energeticas Nacionais SGPS SA	2,287,055	10,128,005
	Semapa-Sociedade de Investimento e Gestao	18,962	516,869
	Sonae SGPS SA	5,742,005	13,147,483
*	Teixeira Duarte SA	278,221	145,407
TOTAL PORTUGAL			74,265,802
SPAIN — (5.2%)
#	Acciona SA	107,816	31,383,349
	Acerinox SA	675,799	11,091,019
*††	Adveo Group International SA	84,445	0
	Alantra Partners SA	42,688	536,214
	Almirall SA	395,422	5,853,427
#*	Amper SA	7,984,073	1,741,546
#	Atresmedia Corp. de Medios de Comunicacion SA	169,392	1,030,943
#	Audax Renovables SA	252,705	429,095
	Azkoyen SA	67,253	839,503
	Bankinter SA	1,673,353	27,846,390
	CIE Automotive SA	342,627	11,679,907
	Construcciones y Auxiliar de Ferrocarriles SA	103,752	7,810,999
	Corp. ACCIONA Energias Renovables SA	123,517	3,247,364
*	Deoleo SA	179,008	66,201
*	Distribuidora Internacional de Alimentacion SA	30,238	1,396,551
	Ebro Foods SA	401,533	8,567,900
#*	eDreams ODIGEO SA	383,610	1,566,728
	Elecnor SA	194,344	8,637,789
	Enagas SA	1,020,450	20,431,075
#*	Ence Energia y Celulosa SA	596,521	1,716,618
	Faes Farma SA	1,808,882	10,315,875

The Continental Small Company Series
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Fluidra SA	405,339	$9,485,599
Ω	Gestamp Automocion SA	693,014	2,626,500
Ω	Global Dominion Access SA	385,250	1,502,534
*	Grenergy Renovables SA	44,821	6,360,784
#	Grifols SA	741,772	7,821,290
	Grupo Empresarial San Jose SA	141,180	1,384,449
	Iberpapel Gestion SA (IBG SM)	45,155	1,053,301
#	Indra Sistemas SA	533,795	30,700,868
	Laboratorio Reig Jofre SA	7,442	24,012
	Laboratorios Farmaceuticos Rovi SA	92,151	8,613,608
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,889,715	4,036,731
	Logista Integral SA	310,609	12,134,923
	Mapfre SA	3,120,990	15,278,263
	Melia Hotels International SA	408,090	5,322,650
	Miquel y Costas & Miquel SA	185,363	3,038,273
Ω	Neinor Homes SA	99,054	1,937,974
*	Nueva Expresion Textil SA	88,660	88,045
*	Obrascon Huarte Lain SA	1,894,465	982,520
*	Oryzon Genomics SA	35,547	116,048
	Pharma Mar SA	60,597	6,833,269
	Prim SA	40,283	624,650
*	Promotora de Informaciones SA, Class A	634,514	225,866
#Ω	Prosegur Cash SA	778,516	596,182
*	Realia Business SA	1,512,200	1,839,997
#	Redeia Corp. SA	910,931	15,947,653
	Renta 4 Banco SA	442	10,098
	Sacyr SA	2,085,179	11,478,813
*	Solaria Energia y Medio Ambiente SA	271,852	7,752,268
#*Ω	Talgo SA	299,901	973,784
*	Tecnicas Reunidas SA	197,950	8,202,359
#	Tubacex SA	614,854	2,086,584
*	Tubos Reunidos SA	83,289	14,063
#Ω	Unicaja Banco SA	4,091,320	13,281,786
	Vidrala SA	135,699	12,241,502
		Shares	Value»
SPAIN — (Continued)
	Viscofan SA	273,018	$19,242,567
TOTAL SPAIN			370,048,306
SWEDEN — (5.6%)
Ω	AcadeMedia AB	491,095	5,255,243
#	AddLife AB, Class B	581,462	9,066,317
#	Addnode Group AB	383,034	1,990,915
#	AFRY AB	380,431	4,643,477
Ω	Alimak Group AB	375,399	4,446,839
#	Alleima AB	608,309	5,450,150
	Alligo AB, Class B	165,054	2,475,826
Ω	Ambea AB	367,624	5,579,560
*	Annehem Fastigheter AB, Class B	231,182	440,583
	AQ Group AB	130,190	3,108,505
#	Arjo AB, Class B	868,669	2,292,971
#	Atrium Ljungberg AB, Class B	218,605	702,729
Ω	Attendo AB	529,724	6,128,639
#	Avarda Bank AB	69,184	1,253,851
	Beijer Alma AB	296,567	9,330,955
	Bergman & Beving AB	200,531	6,825,281
	Betsson AB, Class B	541,103	5,512,402
#*	Better Collective AS	58,641	905,073
*	BHG Group AB	486,686	1,220,294
*	BICO Group AB	25,357	59,339
	Bilia AB, Class A	514,700	7,021,629
	Billerud Aktiebolag	825,531	5,674,809
	BioGaia AB, Class B	268,076	3,460,246
*	BioInvent International AB	11,140	26,455
	Bjorn Borg AB	13,009	94,763
*	Bonava AB, Class B	679,639	641,095
#*Ω	BoneSupport Holding AB	111,236	2,685,497
#*Ω	Boozt AB	177,087	2,285,796
Ω	Bravida Holding AB	938,798	9,727,489
#	Bufab AB	1,073,880	13,895,185
*	Bulten AB	48,316	241,959
	Bure Equity AB	235,356	6,850,616
	Byggmax Group AB	325,457	1,687,426
*	Carasent AB	37,276	96,526
	Catella AB	77,470	180,104
*	Cavotec Group AB	44,730	62,763
#	Cellavision AB	10,755	140,668
#	Cibus Real Estate AB publ	204,030	3,252,494
#*	Cint Group AB	74,205	46,689
	Clas Ohlson AB, Class B	229,409	9,927,609
	Cloetta AB, Class B	1,140,217	5,861,099
*	Coffee Stain Group AB, Class B	29,315	69,247

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
Ω	Coor Service Management Holding AB	418,628	$2,482,007
#	Corem Property Group AB (COREB SS), Class B	931,615	323,415
	Corem Property Group AB (CORED SS), Class D	460	11,863
	CTT Systems AB	28,290	372,006
	Dios Fastigheter AB	758,776	5,229,964
#*Ω	Dometic Group AB	957,324	3,270,708
#	Duni AB	11,884	109,463
*Ω	Dustin Group AB	360,322	65,178
#*	Dynavox Group AB	361,537	3,213,201
	Eastnine AB	505,684	2,430,509
	Elanders AB, Class B	25,129	132,304
#*	Electrolux AB, Class B	513,329	2,869,940
	Electrolux Professional AB, Class B	580,569	2,920,047
	Elekta AB, Class B	1,064,712	6,183,663
*	Eltel AB	52,783	55,932
#*	Embracer Group AB	362,913	2,502,990
*	Enea AB	39,147	339,997
#	Engcon AB	131,422	951,731
	Eolus AB, Class B	12,246	57,392
#	Ependion AB	100,183	1,380,714
	Ework Group AB	31,266	217,051
#	Fagerhult Group AB	422,772	1,019,174
#*	Fasadgruppen Group AB FG SS	30,024	65,729
*	Fastighets AB Trianon	20,413	38,686
*	Fastighetsbolaget Emilshus AB, Class B	20,735	119,208
#	FastPartner AB (FPARA SS), Class A	135,549	580,248
#	FastPartner AB (FPARD SS), Class D	35	277
#	Fenix Outdoor International AG	14,529	666,343
	G5 Entertainment AB	1,560	9,312
	Granges AB	803,061	15,156,614
*	Gruvaktiebolaget Viscaria	33,871	59,959
	Hanza AB	155,807	2,312,905
#	Heba Fastighets AB, Class B	363,054	1,004,081
	Hemnet Group AB	60,633	786,011
*	Hexatronic Group AB	227,616	943,521
		Shares	Value»
SWEDEN — (Continued)
*	HMS Networks AB	9,565	$557,466
Ω	Hoist Finance AB	292,360	4,515,174
	Hufvudstaden AB, Class A	6,528	86,939
	Humana AB	106,605	562,741
*	Humble Group AB	241,919	192,018
#	Husqvarna AB (HUSQB SS), Class B	491,163	2,366,114
#	Instalco AB	925,725	3,867,835
#*	International Petroleum Corp. (IPCO SS)	481,608	13,562,768
*	Intrum AB	17,770	68,788
#	INVISIO AB	99,988	2,896,120
	Inwido AB	449,118	6,857,050
#	JM AB	436,858	5,491,431
*	John Mattson Fastighetsforetagen AB	1,538	9,821
*	Karnell Group AB	26,893	202,231
*	Karnov Group AB	6,822	49,719
#*	K-fast Holding AB	74,466	83,907
*	Klarabo Sverige AB, Class B	22,416	34,827
#	KNOW IT AB	154,013	1,328,434
#	Lime Technologies AB	30,141	725,009
#	Lindab International AB	565,453	9,355,459
#	Logistea AB, Class B	240,446	364,852
*	Maha Capital AB	86,565	103,616
*	Medcap AB	22,514	1,169,809
	MEKO AB	87,242	642,024
#	MIPS AB	107,630	3,191,070
*	Modern Times Group MTG AB, Class B	324,924	4,419,550
#	Momentum Group AB	172,716	2,006,283
*	Morrow Bank AB	33,724	47,151
#*	NCAB Group AB	568,956	4,474,333
	NCC AB, Class B	460,238	9,969,802
#	Nederman Holding AB	44,054	559,004
*	Nelly Group AB	49,056	193,484
*	Neobo Fastigheter AB	163,294	286,450
*	Net Insight AB, Class B	1,050,857	381,684
#	New Wave Group AB, Class B	644,123	6,776,918
	Nivika Fastigheter AB, Class B	10,217	43,384
#*	Nobia AB	2,768,898	518,018
	Nolato AB, Class B	1,536,277	8,268,929
*	Norion Bank AB	302,798	1,732,804

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Note AB	85,464	$1,584,745
#	NP3 Fastigheter AB	157,465	4,444,804
#	Nyfosa AB	1,067,086	7,755,715
	OEM International AB, Class B	361,358	5,677,973
#*	Orron Energy AB	722,350	743,644
	Platzer Fastigheter Holding AB, Class B	355,785	2,662,075
	Prevas AB, Class B	11,239	101,690
*	Pricer AB, Class B	231,435	95,268
	Proact IT Group AB	206,921	2,551,178
	Ratos AB, Class B	1,178,695	4,189,096
#	RaySearch Laboratories AB	161,910	3,340,727
#	Rejlers AB	6,770	106,650
*	Rottneros AB	212,938	52,960
	Rusta AB	26,860	294,468
	Rvrc Holding AB	332,065	2,000,201
#*	Samhallsbyggnadsbolaget i Norden AB SBBB SS	2,781,661	1,017,805
*	Samhallsbyggnadsbolaget i Norden AB SBBD SS, Class D	54,283	48,431
	Scandi Standard AB	360,822	5,856,724
Ω	Scandic Hotels Group AB	920,206	8,974,244
*	Sdiptech AB, Class B	63,414	1,553,505
*	Sedana Medical AB	46,227	51,985
*	Sensys Gatso Group AB	2,799	11,935
#*Ω	Sinch AB	2,188,686	6,944,068
#*	Sivers Semiconductors AB	68,258	284,901
	SkiStar AB	305,022	5,288,093
#*	Smartcraft Group AB	10,481	19,321
	Solid Forsakring AB	89,141	923,122
*	Stendorren Fastigheter AB	9,289	188,763
	Stenhus Fastigheter I Norden AB	21,368	26,331
*	Stillfront Group AB	293,970	166,667
#	Storskogen Group AB, Class B	5,244,337	5,182,017
	Svedbergs Group AB	28,061	166,884
*	Swedish Logistic Property AB, Class B	105,628	434,814
	Synsam AB	290,161	1,787,953
	Systemair AB	425,161	3,281,242
#Ω	Thule Group AB	24,876	621,367
#	Troax Group AB	210,818	2,434,073
		Shares	Value»
SWEDEN — (Continued)
	Truecaller AB, Class B	393,379	$517,892
#	VBG Group AB, Class B	66,090	2,416,072
*	Vestum AB	188,965	221,051
#*	Vimian Group AB	90,377	296,651
	Vitec Software Group AB, Class B	48,371	1,341,033
#	Vitrolife AB	154,927	1,764,838
#	Volati AB	51,810	467,901
TOTAL SWEDEN			394,355,149
SWITZERLAND — (17.6%)
	Accelleron Industries AG (ACLN SW)	396,725	42,505,044
#	Adecco Group AG	618,889	14,262,285
	Allreal Holding AG	110,728	30,238,780
	ALSO Holding AG	31,533	6,502,896
*	ams-OSRAM AG	137,929	2,215,368
	APG SGA SA	8,077	1,867,465
*	Arbonia AG	184,017	972,354
*	Aryzta AG	86,136	6,893,158
	Ascom Holding AG	68,990	465,116
#	Autoneum Holding AG	22,372	3,267,447
	Avolta AG	431,730	23,858,930
#	Bachem Holding AG	12,551	1,141,091
	Banque Cantonale de Geneve	101,770	4,657,134
	Banque Cantonale du Jura SA	3,848	520,544
#	Banque Cantonale Vaudoise	104,812	16,515,708
#	Barry Callebaut AG	8,352	12,518,470
*	Basilea Pharmaceutica Ag Allschwil	31,670	2,204,386
#	Belimo Holding AG	52,851	48,398,779
	Bell Food Group AG	13,638	3,252,749
#	Bellevue Group AG	23,855	230,954
#	Berner Kantonalbank AG	31,526	16,414,917
#	BKW AG	88,043	17,599,269
#	Bossard Holding AG, Class A	39,753	8,125,207
#	Bucher Industries AG	45,417	18,034,927
	Burckhardt Compression Holding AG	14,686	9,834,193
	Burkhalter Holding AG	27,531	6,536,268
#	Bystronic AG	6,305	1,572,296
#	Calida Holding AG	2,321	46,615

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	Carlo Gavazzi Holding AG	2,308	$444,451
	Cembra Money Bank AG	161,550	19,747,464
#	Cham Swiss Properties AG	25,234	859,281
#*	Cicor Technologies Ltd.	14,675	2,587,332
	Cie Financiere Tradition SA, Class BR	10,201	3,838,932
	Clariant AG	652,480	6,720,167
#	Coltene Holding AG	18,021	1,076,088
#	Cosmo NV	20,432	2,149,065
	CPH Group AG	229	16,902
	Daetwyler Holding AG, Class BR	24,060	4,832,458
	DKSH Holding AG	193,753	14,790,901
#*	DocMorris AG	20,803	190,090
	dormakaba Holding AG	194,130	12,926,244
	EFG International AG	601,176	12,934,759
#	Emmi AG	14,183	14,842,736
#*	Feintool International Holding AG	18,293	218,148
	Flughafen Zurich AG	114,334	32,465,858
#	Forbo Holding AG	6,528	6,150,032
	Fundamenta Real Estate AG	7,282	167,809
Ω	Galenica AG	265,647	28,301,881
#	Georg Fischer AG	482,759	26,407,429
#*	Gurit Holding AG, Class BR	14,679	694,698
	Helvetia Baloise Holding AG	183,715	50,371,718
#	Hiag Immobilien Holding AG	30,400	5,307,438
	Huber & Suhner AG	103,518	30,064,633
	Hypothekarbank Lenzburg AG	6	31,904
	Implenia AG	88,228	6,963,072
	Inficon Holding AG	126,120	23,344,855
	Interroll Holding AG	4,298	9,002,700
	Intershop Holding AG	53,477	11,608,101
	Investis Holding SA	7,331	1,491,865
	Jungfraubahn Holding AG	20,143	7,042,972
	Kardex Holding AG	44,989	16,074,006
#*	Komax Holding AG	13,024	902,685
#*	Kudelski SA, Class BR	67,769	108,574
	Landis & Gyr Group AG	94,723	6,362,802
#*	LEM Holding SA	3,234	1,262,861
		Shares	Value»
SWITZERLAND — (Continued)
	Liechtensteinische Landesbank AG	65,937	$8,108,565
#	Logitech International SA (LOGI US)	90,393	8,974,217
	Logitech International SA (LOGN SW)	197,878	19,533,028
	Luzerner Kantonalbank AG	113,127	14,917,602
Ω	Medacta Group SA	16,951	3,075,680
Ω	Medmix AG	43,883	468,073
#	Meier Tobler Group AG	45,826	1,984,039
#	Metall Zug AG, Class B	876	813,843
	Mikron Holding AG	14,143	295,263
	Mobilezone Holding AG	271,535	5,054,901
	Mobimo Holding AG	61,314	29,274,546
*Ω	Montana Aerospace AG	79,403	2,087,728
	Naturenergie Holding AG	84,245	3,613,361
	Novavest Real Estate AG	1,614	90,040
	OC Oerlikon Corp. AG Pfaeffikon	395,880	1,731,751
	Orell Fuessli AG	5,028	1,062,867
#*	Orior AG	10,351	172,371
	Phoenix Mecano AG	4,038	2,190,769
	Plazza AG, Class A	7,288	4,161,501
*Ω	PolyPeptide Group AG	29,296	1,434,075
	PSP Swiss Property AG	294,218	58,805,625
#*	Rieter Holding AG	99,138	413,343
	Romande Energie Holding SA	68,991	4,569,741
#	Schweiter Technologies AG	4,068	1,441,483
	Schweizerische Nationalbank	23	101,624
*Ω	Sensirion Holding AG	6,415	555,439
	SFS Group AG	110,663	16,860,014
#	Siegfried Holding AG	301,110	30,369,254
*	SIG Group AG	986,264	15,981,721
#*	Softwareone Holding AG SWON NO	240,261	2,114,609
#	Softwareone Holding AG SWON SW	401,080	3,549,225
	Sonova Holding AG	88,487	19,397,066
	St. Galler Kantonalbank AG	16,805	13,827,260
#	Stadler Rail AG	158,651	4,634,841

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#	StarragTornos Group AG	225	$9,478
	Sulzer AG	127,241	24,220,118
#	Sunrise Communications AG, Class A	173,590	10,355,541
#	Swatch Group AG (UHR SW), Class BR	93,168	21,626,946
#	Swatch Group AG (UHRN SW)	100,477	4,669,719
	Swiss Prime Site AG	321,557	55,724,347
	Swissquote Group Holding SA	72,853	36,870,086
#	Tecan Group AG	18,989	2,873,044
#	Temenos AG	281,663	26,713,901
	Thurgauer Kantonalbank	2,788	678,954
	TX Group AG	18,706	2,971,255
#	Valiant Holding AG	97,848	22,731,541
Ω	VAT Group AG	28,962	21,757,713
	Vaudoise Assurances Holding SA	6,782	7,095,771
#	Vetropack Holding AG	62,630	1,624,817
	Vontobel Holding AG	191,371	16,233,394
	VP Bank AG, Class A	17,991	1,983,869
	VZ Holding AG	81,039	15,810,289
#	V-ZUG Holding AG	9,063	461,727
	Walliser Kantonalbank	19,673	3,877,508
	Warteck Invest AG	139	364,577
#	Ypsomed Holding AG	17,535	6,126,181
	Zehnder Group AG	66,152	5,587,482
	Zug Estates Holding AG, Class B	1,242	3,782,032
	Zuger Kantonalbank, Class BR	711	10,560,327
TOTAL SWITZERLAND			1,249,331,343
TOTAL COMMON STOCKS			6,456,798,666
PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
	Draegerwerk AG & Co. KGaA, 2.263%	47,625	5,032,871
	Shares	Value»

GERMANY — (Continued)
Einhell Germany AG, 1.976%	1,790	$160,631
FUCHS SE, 2.913%	425,341	20,036,247
Jungheinrich AG, 3.118%	292,088	8,800,258
Porsche Automobil Holding SE, 6.171%	568,597	20,689,048
Sixt SE, 4.610%	101,360	6,967,046
STO SE & Co. KGaA, 3.245%	14,183	1,711,637
Villeroy & Boch AG, 5.187%	41,086	845,267
TOTAL GERMANY		64,243,005
RIGHTS/WARRANTS — (0.0%)
ITALY — (0.0%)
#* Webuild SpA Warrants 08/02/2030	116,038	0
SPAIN — (0.0%)
* Deoleo SA Rights 05/27/2026	179,008	0
TOTAL RIGHTS/WARRANTS		0
TOTAL INVESTMENT SECURITIES (Cost $3,901,981,957)		6,521,041,671

			Value†
SECURITIES LENDING COLLATERAL — (8.2%)
@§	The DFA Short Term Investment Fund	50,355,519	582,361,578
TOTAL INVESTMENTS — (100.0%)
(Cost $4,484,425,366)			$7,103,403,249

The Continental Small Company Series
CONTINUED
As of April 30, 2026, the value of Rule 144A securities amounted to $442,931,952 or 6.7% of net assets.
Summary of the Series' investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Austria	—	$270,127,935	—	$270,127,935
Belgium	—	241,562,210	—	241,562,210
Denmark	—	391,571,189	—	391,571,189
Finland	$295	384,364,912	—	384,365,207
France	—	853,432,507	—	853,432,507
Germany	4,040,275	961,975,953	—	966,016,228
Ireland	—	63,639,600	—	63,639,600
Israel	695,552	151,619,840	—	152,315,392
Italy	1,946,453	592,221,637	—	594,168,090
Netherlands	4,071,943	333,290,332	—	337,362,275
Norway	221,100	114,016,333	—	114,237,433
Portugal	—	74,265,802	—	74,265,802
Spain	—	370,048,306	—	370,048,306
Sweden	19,321	394,335,828	—	394,355,149
Switzerland	8,974,217	1,240,357,126	—	1,249,331,343
Preferred Stocks
Germany	—	64,243,005	—	64,243,005
Rights/Warrants
Italy	—	—	—	—
Spain	—	—	—	—
Securities Lending Collateral	—	582,361,578	—	582,361,578
Total Investments in Securities	$19,969,156	$7,083,434,093	—˂˃	$7,103,403,249

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

The Canadian Small Company Series
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (91.9%)
COMMUNICATION SERVICES — (1.3%)
#*	Cineplex, Inc.	28,705	$240,274
	Cogeco Communications, Inc.	83,224	3,856,236
	Cogeco, Inc.	31,967	1,485,682
	Quebecor, Inc., Class B	588,740	24,783,122
	TELUS Corp.	184,400	2,309,157
	Yellow Pages Ltd.	60,945	603,012
TOTAL COMMUNICATION SERVICES			33,277,483
CONSUMER DISCRETIONARY — (5.7%)
	A&W Food Services of Canada, Inc.	1,900	51,712
*	Aritzia, Inc.	450,762	47,576,654
#*	AutoCanada, Inc.	96,759	1,642,627
»	BMTC Group, Inc.	20,581	195,757
	BRP, Inc. (DOO CN)	4,600	257,405
	BRP, Inc. (DOOO US)	117,292	6,562,487
*	Canada Goose Holdings, Inc. (GOOS CN)	28,000	318,887
#*	Canada Goose Holdings, Inc. (GOOS US)	212,033	2,412,936
#	Canadian Tire Corp. Ltd., Class A	215,890	30,024,500
*	D-BOX Technologies, Inc.	322,000	194,383
*	Dorel Industries, Inc., Class B	16,577	20,258
	Exco Technologies Ltd.	72,524	394,027
	Gamehost, Inc.	75,333	742,599
#	Gildan Activewear, Inc. (GIL CN)	88,212	5,474,489
#	Gildan Activewear, Inc. (GIL US)	328,069	20,336,997
*	GoldMoney, Inc.	18,995	226,818
#	Leon's Furniture Ltd.	129,679	2,506,036
	Linamar Corp.	227,439	15,218,413
	Martinrea International, Inc.	107,119	791,751
#	MTY Food Group, Inc.	96,347	2,879,012
#	Pet Valu Holdings Ltd.	257,946	4,039,100
#	Pizza Pizza Royalty Corp.	143,346	1,646,260
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Pollard Banknote Ltd.	26,129	$343,167
Ω	Spin Master Corp.	79,224	1,203,801
TOTAL CONSUMER DISCRETIONARY			145,060,076
CONSUMER STAPLES — (2.5%)
	Andrew Peller Ltd., Class A	36,838	152,141
	Canada Packers, Inc.	88,417	1,197,683
	Corby Spirit & Wine Ltd.	36,667	396,809
	Empire Co. Ltd., Class A	387,565	13,267,400
	High Liner Foods, Inc.	93,008	941,480
Ω	Jamieson Wellness, Inc.	226,915	5,648,026
#	KP Tissue, Inc.	39,800	333,437
	Lassonde Industries, Inc., Class A	17,100	2,813,849
	Maple Leaf Foods, Inc.	445,215	9,406,759
	North West Co., Inc.	262,027	9,814,800
	Premium Brands Holdings Corp.	249,491	15,658,047
	Rogers Sugar, Inc.	604,440	2,923,525
	Saputo, Inc.	29,604	896,391
*	SunOpta, Inc. (SOY CN)	63,405	412,166
TOTAL CONSUMER STAPLES			63,862,513
ENERGY — (18.9%)
#*	Advantage Energy Ltd.	1,207,423	9,182,228
	ARC Resources Ltd.	706,433	16,756,559
#*	Athabasca Oil Corp.	2,931,609	25,812,231
	Baytex Energy Corp.	3,319,538	16,837,794
	Birchcliff Energy Ltd.	1,704,566	8,068,877
#*	Bonterra Energy Corp.	33,162	175,777
*	Calfrac Well Services Ltd.	13,937	54,892
*	Canacol Energy Ltd.	121,631	0
	Cardinal Energy Ltd.	772,119	7,054,141
#*	Cavvy Energy Ltd.	23,000	23,028
	CES Energy Solutions Corp.	1,451,076	20,660,220
	Enerflex Ltd. (EFX CN)	501,298	13,451,844

The Canadian Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (Continued)
	Enerflex Ltd. (EFXT US)	86,038	$2,307,539
*	Ensign Energy Services, Inc.	500,778	1,411,992
#	Freehold Royalties Ltd.	774,829	10,261,842
	Frontera Energy Corp.	178,762	1,933,238
	Gibson Energy, Inc.	849,068	18,595,924
*	Gran Tierra Energy, Inc. (GTE CN)	1,624	15,078
*	Greenfire Resources Ltd.	27,195	183,022
	Headwater Exploration, Inc.	1,275,210	12,598,607
	InPlay Oil Corp.	22,661	295,124
*	IsoEnergy Ltd.	5,405	64,780
*	Journey Energy, Inc.	15,800	67,115
*	Kelt Exploration Ltd.	959,125	7,096,261
#	Keyera Corp.	641,855	24,798,138
*	Kolibri Global Energy, Inc.	5,600	32,198
*	Laramide Resources Ltd.	37,000	20,702
*††	Lightstream Resources Ltd.	687,816	0
#*	Mattr Corp.	169,977	1,192,536
*	Mega Uranium Ltd.	39,600	21,282
	Meren Energy, Inc.	84,571	155,028
	North American Construction Group Ltd. (NOA CN)	121,746	1,788,972
	North American Construction Group Ltd. (NOA US)	29,952	439,396
#*	Obsidian Energy Ltd. (OBE CN)	5,660	80,753
#*	Obsidian Energy Ltd. (OBE US)	323,765	4,623,364
#	Paramount Resources Ltd., Class A	393,080	8,895,561
	Parex Resources, Inc.	639,121	13,466,075
	Pason Systems, Inc.	322,772	3,319,560
#	Peyto Exploration & Development Corp.	1,128,933	21,617,070
	PHX Energy Services Corp.	136,923	1,240,860
	Pine Cliff Energy Ltd.	108,200	50,979
#	PrairieSky Royalty Ltd.	1,144,791	28,915,802
*	Precision Drilling Corp. (PD CN)	28,093	2,620,354
*	Precision Drilling Corp. (PDS US)	36,231	3,381,439
#*	Questerre Energy Corp., Class A	794,460	193,008
		Shares	Value»
ENERGY — (Continued)
*	Saturn Oil & Gas, Inc.	63,600	$315,577
#	Secure Waste Infrastructure Corp.	1,811,433	30,871,771
#*	Source Energy Services Ltd.	2,400	31,503
	South Bow Corp. SOBO CN	111,261	3,808,765
	South Bow Corp. SOBO US	652,767	22,350,742
*	Spartan Delta Corp.	390,411	4,009,448
	Strathcona Resources Ltd.	118,847	3,734,229
#	Sunococorp LLC	199,344	13,292,253
#	Surge Energy, Inc.	407,103	3,000,035
	Tamarack Valley Energy Ltd.	2,856,995	26,795,830
#	TerraVest Industries, Inc.	68,484	6,985,786
#*	Tidewater Midstream & Infrastructure Ltd.	40,146	418,203
#	Topaz Energy Corp.	591,025	13,723,215
	Total Energy Services, Inc.	249,286	4,316,423
	Trican Well Service Ltd.	1,249,399	6,631,699
*	Valeura Energy, Inc.	101,328	1,001,083
#	Vermilion Energy, Inc. (VET CN)	274,125	3,701,147
	Vermilion Energy, Inc. (VET US)	455,591	6,136,811
	Whitecap Resources, Inc. WCP CN	2,096,325	24,738,900
	Whitecap Resources, Inc. WCPRF US	1,192,209	14,103,835
*	Yangarra Resources Ltd.	46,903	49,722
TOTAL ENERGY			479,778,167
FINANCIALS — (5.6%)
	AGF Management Ltd., Class B	367,701	4,385,288
	Alaris Equity Partners Income	30,816	511,123
	Canaccord Genuity Group, Inc.	432,506	3,773,104
*††	Chesswood Group Ltd.	27,283	3,415
	Clairvest Group, Inc.	1,900	103,228
	Definity Financial Corp.	387,904	19,775,722
	E-L Financial Corp. Ltd.	740,300	9,292,241
#	EQB, Inc.	165,215	14,994,446

The Canadian Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
#	Fiera Capital Corp.	144,294	$611,870
	Firm Capital Mortgage Investment Corp.	189,321	1,719,896
#	goeasy Ltd.	39,859	997,979
	iA Financial Corp., Inc.	59,683	7,681,218
	IGM Financial, Inc.	175,073	9,760,576
	Laurentian Bank of Canada	30,086	891,937
	Onex Corp.	285,736	24,075,154
#	Propel Holdings, Inc.	26,500	426,856
	Sprott, Inc. (SII CN)	122,217	15,962,348
#	Timbercreek Financial Corp.	55,830	278,256
	TMX Group Ltd.	450,319	18,366,159
*	Trisura Group Ltd. (TSU CN)	249,797	8,091,485
	VersaBank (VBNK CN)	3,400	60,749
TOTAL FINANCIALS			141,763,050
HEALTH CARE — (1.5%)
#*	Bausch Health Cos., Inc. (BHC US)	1,387,468	7,936,317
#*	Cronos Group, Inc. (CRON CN)	150,212	400,315
*	Cronos Group, Inc. (CRON US)	752,870	2,010,163
#	Extendicare, Inc.	420,755	9,286,439
*	HLS Therapeutics, Inc.	4,504	15,419
*	Knight Therapeutics, Inc.	480,800	2,654,691
*	Medexus Pharmaceuticals, Inc.	4,600	13,410
	Medical Facilities Corp.	139,329	1,761,165
*	Organigram Global, Inc.	56,549	79,514
*	Profound Medical Corp.	4,590	30,753
#	Sienna Senior Living, Inc.	578,767	9,970,293
*	TerrAscend Corp.	39,000	29,860
*	Viemed Healthcare, Inc.	93,487	931,131
*	Vitalhub Corp.	21,988	129,822
#*	Well Health Technologies Corp.	1,231,663	3,917,094
††	Zenith Capital Corp.	111,820	14,818
TOTAL HEALTH CARE			39,181,204
		Shares	Value»
INDUSTRIALS — (13.4%)
	ADENTRA, Inc.	65,788	$1,652,025
	Aecon Group, Inc.	354,709	13,046,167
#	AG Growth International, Inc.	13,483	192,565
#*	Air Canada	722,766	9,923,500
	Algoma Central Corp.	53,600	871,269
#*	ATS Corp. (ATS CN)	428,384	13,898,394
*	ATS Corp. (ATS US)	11,767	381,839
	Badger Infrastructure Solutions Ltd.	180,224	8,716,985
#*	Ballard Power Systems, Inc. (BLDP US)	941,745	3,201,933
#	Bird Construction, Inc.	315,414	11,631,087
	Black Diamond Group Ltd.	293,060	3,656,912
*	Bombardier, Inc. (BBD/A CN), Class A	7,000	1,491,368
*	Bombardier, Inc. (BBD/B CN), Class B	98,710	20,975,194
	Boyd Group, Inc.	121,562	15,026,669
*	CAE, Inc. (CAE CN)	58,387	1,525,924
*	CAE, Inc. (CAE US)	591,095	15,433,490
	Calian Group Ltd.	54,137	2,817,348
	Dexterra Group, Inc.	159,643	1,378,592
	Doman Building Materials Group Ltd.	389,975	2,957,075
#*	Electrovaya, Inc.	769	7,121
#	Element Fleet Management Corp.	586,978	14,013,838
#	Exchange Income Corp.	121,007	8,912,836
#	Finning International, Inc.	746,988	54,706,347
#	Hammond Power Solutions, Inc.	37,225	7,924,580
	K-Bro Linen, Inc.	44,578	1,244,121
*»	Lion Electric Co. (LEV CN)	67,500	2,565
	Magellan Aerospace Corp.	88,957	1,641,155
*	MDA Space Ltd.	590,751	18,065,886
	Mullen Group Ltd.	496,671	7,517,618
*	NFI Group, Inc.	304,523	4,878,286
#	Richelieu Hardware Ltd.	305,993	8,947,651
#	Russel Metals, Inc.	324,650	12,636,099
	Savaria Corp.	289,384	6,365,660
	Stantec, Inc. (STN CN)	13,138	1,199,912
	Stantec, Inc. (STN US)	42,698	3,898,327

The Canadian Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	TFI International, Inc. (TFII US)	106,066	$15,186,530
	Toromont Industries Ltd.	229,056	35,617,630
#*	Transat AT, Inc.	19,900	37,504
	Wajax Corp.	119,045	2,963,965
#	Westshore Terminals Investment Corp.	162,204	4,242,727
TOTAL INDUSTRIALS			338,788,694
INFORMATION TECHNOLOGY — (6.1%)
#*	BlackBerry Ltd. BB CN	211,236	1,142,993
#*	BlackBerry Ltd. BB US	2,353,438	12,708,565
*	Celestica, Inc. (CLS CN)	203,357	83,489,625
	Computer Modelling Group Ltd.	167,940	501,959
*	Coveo Solutions, Inc.	20,907	68,184
#*	Descartes Systems Group, Inc. (DSG CN)	28,800	2,078,027
*	Descartes Systems Group, Inc. (DSGX US)	138,384	9,978,870
#*	Docebo, Inc.	7,890	150,847
#	Dye & Durham Ltd.	140,244	361,361
#	Enghouse Systems Ltd.	201,318	2,512,121
	Evertz Technologies Ltd.	61,951	729,721
*	Firan Technology Group Corp.	25,900	380,392
*	Haivision Systems, Inc.	15,951	77,621
*	Keel Infrastructure Corp. KEEL CN	581,933	1,760,772
#*	Keel Infrastructure Corp. KEEL US	2,618,091	7,932,816
*	Kinaxis, Inc.	22,281	2,301,996
*	Lightspeed Commerce, Inc. (LSPD CN)	37,467	347,267
#*	Lightspeed Commerce, Inc. (LSPD US)	601,425	5,563,181
#	Open Text Corp. (OTEX CN)	59,231	1,342,601
#	Open Text Corp. (OTEX US)	936,662	21,224,761
#*	Quarterhill, Inc.	841,258	910,405
	TECSYS, Inc.	1,806	47,704
	Vecima Networks, Inc.	6,059	56,649
TOTAL INFORMATION TECHNOLOGY			155,668,438
		Shares	Value»
MATERIALS — (28.2%)
*	5N Plus, Inc.	606,994	$14,643,644
#	Acadian Timber Corp.	66,067	836,568
*	Aclara Resources, Inc.	10,600	37,925
	ADF Group, Inc.	19,985	150,364
#*	Aimia, Inc.	349,697	700,244
#	AirBoss of America Corp.	87,997	450,237
	Algoma Steel Group, Inc. (ASTL US)	104,636	488,650
*	Allied Gold Corp.	12,196	366,694
	Altius Minerals Corp.	243,393	8,828,338
	Amerigo Resources Ltd.	291,587	1,232,164
*	Andean Precious Metals Corp.	8,585	39,501
#*	Avino Silver & Gold Mines Ltd. (ASM US)	310,219	1,997,810
	B2Gold Corp. (BTG US)	5,234,539	23,555,425
	B2Gold Corp. (BTO CN)	1,376,372	6,221,464
#*	Canfor Corp.	469,375	4,181,130
*	Capstone Copper Corp.	3,319,114	27,660,301
	Cascades, Inc.	637,040	5,046,233
	Centerra Gold, Inc.	1,209,372	21,047,270
	China Gold International Resources Corp. Ltd. (CGG CN)	645,529	13,867,218
*	Coeur Mining, Inc. CDE CN	1,526,902	27,427,694
	DPM Metals, Inc.	1,053,116	35,361,005
	Dynacor Group, Inc.	23,136	98,958
	Eldorado Gold Corp. (EGO US)	469,393	14,593,428
	Eldorado Gold Corp. (ELD CN)	670,448	20,715,349
*	Eloro Resources Ltd.	131,618	177,319
	Endeavour Mining PLC	135,364	7,794,878
#*	Endeavour Silver Corp.	1,449,343	13,377,436
	Equinox Gold Corp. (EQX CN)	148,201	2,070,792
#	Equinox Gold Corp. (EQX US)	1,235,504	17,247,636
*	ERO Copper Corp. (ERO CN)	356,937	9,225,942
*	ERO Copper Corp. (ERO US)	152,066	3,930,906
#	First Majestic Silver Corp. (AG US)	901,191	17,762,475

The Canadian Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	First Majestic Silver Corp. (FR CN)	626,941	$12,350,976
*	First Mining Gold Corp.	935,905	296,271
*	Foraco International SA	373,741	866,702
#*	Fortuna Mining Corp. (FSM US)	1,113,846	10,748,614
*	Fortuna Mining Corp. (FVI CN)	858,461	8,279,038
*	Freegold Ventures Ltd.	280,450	235,369
*	Galiano Gold, Inc. GAU CN	319,459	743,174
*	Galiano Gold, Inc. GAU US	284,675	660,446
*	Global Atomic Corp.	443,500	257,934
*	Globex Mining Enterprises, Inc.	6,100	10,149
*	GoGold Resources, Inc.	619,828	1,195,531
*	GoldMining, Inc.	27,863	32,204
*	Highlander Silver Corp.	3,000	17,602
	Hudbay Minerals, Inc. (HBM CN)	1,347,989	31,180,329
	Hudbay Minerals, Inc. (HBM US)	977,377	22,587,182
*	IAMGOLD Corp. (IAG US)	870,738	14,689,350
*	IAMGOLD Corp. (IMG CN)	2,152,996	36,233,289
*	Imperial Metals Corp.	218,177	1,084,179
*	Interfor Corp.	249,588	1,795,174
*	K92 Mining, Inc.	954,233	17,534,255
#	Labrador Iron Ore Royalty Corp.	386,690	8,081,959
#*	Lithium Americas Corp.	839,911	4,812,690
#*	Lucara Diamond Corp.	1,577,773	278,769
	Lundin Gold, Inc.	462,510	31,083,696
*	Major Drilling Group International, Inc.	546,298	6,302,124
	Methanex Corp. (MEOH US)	145,713	9,550,030
#	Methanex Corp. (MX CN)	193,398	12,654,481
	Neo Performance Materials, Inc.	132,578	2,469,337
	OceanaGold Corp.	1,317,609	40,798,494
	OR Royalties, Inc. (OR CN)	291,656	10,742,113
	OR Royalties, Inc. (OR US)	223,751	8,258,649
		Shares	Value»
MATERIALS — (Continued)
*††	Orbite Technologies, Inc.	73,500	$0
*	Orezone Gold Corp.	986,628	1,474,476
*	Orvana Minerals Corp.	14,629	18,308
*	PMET Resources, Inc.	19,200	84,385
#*	Seabridge Gold, Inc. (SA US)	310,104	8,667,407
#*	Seabridge Gold, Inc. (SEA CN)	76,784	2,142,954
*	SSR Mining, Inc. (SSRM CN)	883,516	25,444,943
*	SSR Mining, Inc. (SSRM US)	140,822	4,057,082
	Stella-Jones, Inc.	317,270	19,633,906
	Torex Gold Resources, Inc.	466,858	19,226,294
	Transcontinental, Inc., Class A	299,256	1,169,838
*††	Trevali Mining Corp.	255,929	0
#	Triple Flag Precious Metals Corp. (TFPM CN)	17,464	557,467
	Triple Flag Precious Metals Corp. (TFPM US)	245,983	7,849,320
*††	Victoria Gold Corp./Vancouver	2,100	139
#*	Vizsla Silver Corp.	95,519	324,175
#*	Wesdome Gold Mines Ltd.	900,517	16,003,593
	West Fraser Timber Co. Ltd. (WFG CN)	21,339	1,351,017
#	West Fraser Timber Co. Ltd. (WFG US)	87,891	5,564,379
*	Western Copper & Gold Corp.	27,900	77,640
*	Western Forest Products, Inc.	7,350	80,032
	Winpak Ltd.	178,334	5,272,495
TOTAL MATERIALS			715,964,958
REAL ESTATE — (1.3%)
#	Altus Group Ltd.	204,978	6,814,743
	Colliers International Group, Inc. (CIGI CN)	19,439	2,032,126
	Colliers International Group, Inc. (CIGI US)	6,366	665,756
	DREAM Unlimited Corp., Class A	207,598	2,827,374
	FirstService Corp. (FSV CN)	14,422	1,932,454

The Canadian Small Company Series
CONTINUED
		Shares	Value»
REAL ESTATE — (Continued)
	FirstService Corp. (FSV US)	55,263	$7,394,742
	Information Services Corp.	45,405	1,521,912
	Mainstreet Equity Corp.	31,049	4,150,762
	Melcor Developments Ltd.	43,540	594,274
	Morguard Corp.	19,300	1,712,114
*	Real Matters, Inc.	18,806	79,607
#	StorageVault Canada, Inc.	977,654	3,166,840
TOTAL REAL ESTATE			32,892,704
UTILITIES — (7.4%)
	Algonquin Power & Utilities Corp. (AQN CN)	524,908	3,292,389
	Algonquin Power & Utilities Corp. (AQN US)	3,383,655	21,249,353
	AltaGas Ltd.	394,642	14,790,904
	Atco Ltd., Class I	390,646	19,587,661
#	Boralex, Inc., Class A	431,749	11,684,097
#	Brookfield Infrastructure Corp. BIPC CN, Class A	11,033	408,167
	Brookfield Infrastructure Corp. BIPC US, Class A	448,733	16,603,121
#	Canadian Utilities Ltd., Class A	496,283	17,716,172
		Shares	Value»
UTILITIES — (Continued)
#	Capital Power Corp.	711,074	$34,021,202
*	Maxim Power Corp.	19,290	62,343
	Northland Power, Inc.	1,379,059	23,716,139
	Polaris Renewable Energy, Inc.	73,952	697,953
#	Superior Plus Corp.	1,157,680	6,392,020
	TransAlta Corp.	1,368,099	17,051,508
TOTAL UTILITIES			187,273,029
TOTAL COMMON STOCKS			2,333,510,316
PREFERRED STOCKS — (0.0%)
ENERGY — (0.0%)
#	Questerre Energy Corp.	794,460	5,849
TOTAL PREFERRED STOCKS			5,849
TOTAL INVESTMENT SECURITIES (Cost $1,250,013,539)			2,333,516,165

			Value†
SECURITIES LENDING COLLATERAL — (8.1%)
@§	The DFA Short Term Investment Fund	17,717,867	204,907,130
TOTAL INVESTMENTS — (100.0%)
(Cost $1,454,942,308)			$2,538,423,295
As of April 30, 2026, the value of Rule 144A securities amounted to $6,851,827 or 0.3% of net assets.
Summary of the Series' investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$33,277,483	—	—	$33,277,483
Consumer Discretionary	144,864,319	$195,757	—	145,060,076
Consumer Staples	63,862,513	—	—	63,862,513
Energy	479,778,167	—	—	479,778,167
Financials	141,759,635	—	$3,415	141,763,050
Health Care	39,166,386	—	14,818	39,181,204
Industrials	338,786,129	2,565	—	338,788,694
Information Technology	155,668,438	—	—	155,668,438

The Canadian Small Company Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Materials	$715,964,819	—	$139	$715,964,958
Real Estate	32,892,704	—	—	32,892,704
Utilities	187,273,029	—	—	187,273,029
Preferred Stocks
Energy	—	$5,849	—	5,849
Securities Lending Collateral	—	204,907,130	—	204,907,130
Total Investments in Securities	$2,333,293,622	$205,111,301	$18,372˂˃	$2,538,423,295

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.4%)
BRAZIL — (3.1%)
#	Ambev SA (ABEV US), ADR	1,844,881	$5,387,052
	Ambev SA (ABEV3 BZ)	162,900	477,337
	Axia Energia SA	804,990	10,087,166
	B3 SA - Brasil Bolsa Balcao	2,739,494	9,974,772
	Banco Bradesco SA (BBDC3 BZ)	410,259	1,385,260
	Banco BTG Pactual SA	495,906	5,942,700
	Banco do Brasil SA	1,124,309	5,042,793
	Banco Santander Brasil SA	2,130,867	12,496,542
	BB Seguridade Participacoes SA	534,926	3,659,940
	Caixa Seguridade Participacoes SA	199,495	728,799
#	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	135,699	4,563,557
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	1,151,965	7,711,871
	Cia de Saneamento de Minas Gerais Copasa MG	54,700	596,952
	Cia Energetica de Minas Gerais (CMIG3 BZ)	325,604	1,105,336
	Cia Paranaense de Energia - Copel CPLE3 BZ	1,637,163	5,256,854
#	Cia Paranaense de Energia - Copel ELPC US, ADR	21,749	279,910
	CPFL Energia SA	173,333	1,712,748
	Embraer SA	148,600	2,311,916
	Embraer SA (ERJ US), Sponsored ADR	91,689	5,748,900
	Energisa SA	332,333	3,544,939
*	Eneva SA	810,711	4,433,550
	Engie Brasil Energia SA	263,586	1,879,563
	Equatorial SA	934,386	7,985,624
		Shares	Value»
BRAZIL — (Continued)
	Gerdau SA, Sponsored ADR	485,967	$2,220,869
*	JBS NV, BDR	183,420	2,932,172
	Klabin SA	1,211,138	4,275,353
	Localiza Rent a Car SA	673,931	6,248,268
	MBRF Global Foods Co. SA	313,048	1,101,908
	Motiva Infraestrutura de Mobilidade SA	832,187	2,688,920
	Petroleo Brasileiro SA - Petrobras	2,899,815	32,050,340
	Petroleo Brasileiro SA - Petrobras (PBR US), Sponsored ADR	142,561	3,140,619
#	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	354,803	7,053,484
	Porto Seguro SA	177,474	1,784,489
*	PRIO SA	727,421	9,755,650
	Raia Drogasil SA	896,062	3,970,193
Ω	Rede D'Or Sao Luiz SA	219,456	1,700,498
	Rumo SA	690,090	2,192,156
	Suzano SA (SUZB3 BZ)	551,843	4,885,657
	Telefonica Brasil SA (VIVT3 BZ)	564,810	4,476,916
	TIM SA	796,600	4,142,423
	TOTVS SA	289,047	1,859,735
	Ultrapar Participacoes SA (UGP US), Sponsored ADR	7,506	44,961
	Ultrapar Participacoes SA (UGPA3 BZ)	688,793	4,164,640
	Vale SA (VALE US), Sponsored ADR	282,026	4,613,954
	Vale SA (VALE3 BZ)	2,062,628	33,814,796
	Vibra Energia SA	931,523	6,264,331
	WEG SA	827,916	7,500,366
TOTAL BRAZIL			255,196,779
CHILE — (0.5%)
#	Banco de Chile (BCH US), ADR	127,244	4,818,741
	Banco de Credito e Inversiones SA	52,566	3,551,875
	Banco Itau Chile SA	28,569	584,201

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Banco Santander Chile (BSAC US), ADR	119,763	$3,830,021
	Banco Santander Chile (BSAN CI)	5,495,021	439,389
	Cencosud SA	919,019	2,323,566
	Cencosud Shopping SA	430,468	1,305,072
	Colbun SA	1,370,050	204,028
	Embotelladora Andina SA, ADR, Class B	9,699	273,609
	Empresas CMPC SA	815,836	1,011,941
	Empresas Copec SA	240,670	1,685,848
	Enel Americas SA (ENELAM CI)	4,681,221	437,006
	Enel Chile SA (ENELCHIL CI)	25,211,588	2,263,918
	Falabella SA	319,372	1,934,383
	Latam Airlines Group SA LTM CI	72,621,167	1,727,135
#	Latam Airlines Group SA LTM US, ADR	36,447	1,732,326
	Parque Arauco SA	306,482	1,369,242
	Plaza SA	592,623	2,943,917
*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	69,308	6,388,118
TOTAL CHILE			38,824,336
CHINA — (20.3%)
	360 Security Technology, Inc., Class A	30,100	49,427
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	146,963	464,333
	Accelink Technologies Co. Ltd., Class A	28,700	611,015
	ACM Research Shanghai, Inc., Class A	6,881	156,726
*	Addsino Co. Ltd., Class A	15,000	53,961
	Advanced Fiber Resources Zhuhai Ltd., Class A	6,000	211,084
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	4,664	259,099
		Shares	Value»
CHINA — (Continued)
	Advanced Technology & Materials Co. Ltd., Class A	54,200	$170,874
	AECC Aero-Engine Control Co. Ltd., Class A	53,757	163,414
	AECC Aviation Power Co. Ltd., Class A	79,700	540,932
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	36,200	127,804
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	54,800	153,165
	Agricultural Bank of China Ltd., Class H	14,493,000	11,305,965
	Aier Eye Hospital Group Co. Ltd., Class A	160,881	254,187
*	Air China Ltd., Class H	1,822,000	1,095,938
	Aisino Corp., Class A	136,900	168,921
#*Ω	Akeso, Inc.	169,000	2,964,592
	Alibaba Group Holding Ltd. (9988 HK)	4,044,300	66,654,145
#	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	491,243	64,785,127
#*	Alibaba Health Information Technology Ltd.	650,000	367,350
	All Winner Technology Co. Ltd., Class A	24,120	127,283
	Aluminum Corp. of China Ltd., Class H	4,888,000	7,158,757
*	Amlogic Shanghai Co. Ltd., Class A	18,181	283,335
	An Hui Wenergy Co. Ltd., Class A	151,618	179,617
	Andon Health Co. Ltd., Class A	28,200	304,300
	Angel Yeast Co. Ltd., Class A	60,400	332,491
	Anhui Anke Biotechnology Group Co. Ltd., Class A	119,100	154,301
	Anhui Conch Cement Co. Ltd., Class H	961,500	2,408,981
	Anhui Gujing Distillery Co. Ltd., Class A	10,916	171,429
	Anhui Heli Co. Ltd., Class A	64,900	171,684

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	51,500	$146,662
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	56,600	393,499
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	183,900	144,813
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	72,300	120,507
	Anhui XDLK Microsystem Corp. Ltd., Class A	9,440	70,431
	Anhui Yingjia Distillery Co. Ltd., Class A	55,800	310,834
	Anhui Yingliu Electromechanical Co. Ltd., Class A	26,500	295,066
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	110,800	284,219
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	8,333	307,333
	Anjoy Foods Group Co. Ltd., Class A	11,900	191,042
	Anker Innovations Technology Co. Ltd., Class A	38,680	712,766
	ANTA Sports Products Ltd.	1,333,600	13,970,823
	Aoshikang Technology Co. Ltd., Class A	5,100	39,150
	Apeloa Pharmaceutical Co. Ltd., Class A	85,000	228,046
*	ApicHope Pharmaceutical Group Co. Ltd.	11,700	71,145
	APT Medical, Inc., Class A	8,179	284,793
	Arcsoft Corp. Ltd., Class A	14,757	92,517
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	74,874	595,110
		Shares	Value»
CHINA — (Continued)
	Asymchem Laboratories Tianjin Co. Ltd., Class A	6,570	$121,461
	Autel Intelligent Technology Corp. Ltd., Class A	53,263	265,614
	Autobio Diagnostics Co. Ltd., Class A	26,000	127,552
	Avary Holding Shenzhen Co. Ltd., Class A	122,076	1,302,322
	Avicopter PLC, Class A	24,204	110,728
*	BAIC BluePark New Energy Technology Co. Ltd., Class A	111,000	116,025
*	BAIC Foton Motor Co. Ltd., Class A	708,000	366,587
*	Baidu, Inc. (9888 HK), Class A	1,812,350	28,618,823
#*	Baidu, Inc. (BIDU US), Sponsored ADR	2,292	290,007
	Baimtec Material Co. Ltd., Class A	17,580	147,823
	Baiyin Nonferrous Group Co. Ltd., Class A	343,500	385,125
	Bank of Beijing Co. Ltd., Class A	880,308	682,230
	Bank of Changsha Co. Ltd., Class A	328,284	479,348
	Bank of Chengdu Co. Ltd., Class A	338,750	949,920
	Bank of China Ltd., Class H	39,951,181	25,942,683
	Bank of Communications Co. Ltd., Class H	5,531,515	5,059,594
	Bank of Guiyang Co. Ltd., Class A	242,623	213,654
	Bank of Hangzhou Co. Ltd., Class A	356,304	907,425
	Bank of Jiangsu Co. Ltd., Class A	1,142,270	1,886,570
	Bank of Nanjing Co. Ltd., Class A	515,580	886,440
	Bank of Ningbo Co. Ltd., Class A	283,242	1,376,467
	Bank of Shanghai Co. Ltd., Class A	597,183	819,339
	Bank of Suzhou Co. Ltd., Class A	341,360	425,607

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Xi'an Co. Ltd., Class A	287,500	$155,346
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	96,000	211,715
	Baoji Titanium Industry Co. Ltd., Class A	29,300	143,759
	Baoshan Iron & Steel Co. Ltd., Class A	843,900	780,786
	Baowu Magnesium Technology Co. Ltd., Class A	60,300	139,250
	Beibuwan Port Co. Ltd., Class A	161,100	272,964
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	17,400	67,247
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	13,200	32,911
	Beijing Balance Medical Technology Co. Ltd., Class A	1,963	27,831
*	Beijing BDStar Navigation Co. Ltd., Class A	26,700	160,422
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	630,560	282,640
	Beijing Compass Technology Development Co. Ltd., Class A	20,045	290,456
	Beijing Dabeinong Technology Group Co. Ltd., Class A	251,461	143,288
	Beijing Dahao Technology Corp. Ltd., Class A	48,200	116,230
	Beijing Easpring Material Technology Co. Ltd., Class A	20,600	192,709
	Beijing Enlight Media Co. Ltd., Class A	132,906	288,823
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	73,700	157,718
		Shares	Value»
CHINA — (Continued)
*	Beijing Highlander Digital Technology Co. Ltd., Class A	22,672	$86,484
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	5,744	295,570
	Beijing Jetsen Technology Co. Ltd., Class A	227,900	187,424
	Beijing Jingyi Automation Equipment Co. Ltd., Class A	4,319	76,843
	Beijing Kingsoft Office Software, Inc., Class A	7,538	279,135
*	Beijing Leike Defense Technology Co. Ltd., Class A	54,500	106,318
	Beijing New Building Materials PLC, Class A	79,303	301,419
	Beijing Shiji Information Technology Co. Ltd., Class A	49,928	74,238
	Beijing Shougang Co. Ltd., Class A	373,100	249,697
	Beijing Sifang Automation Co. Ltd., Class A	46,600	384,653
	Beijing Sinnet Technology Co. Ltd., Class A	111,088	260,611
	Beijing Teamsun Technology Co. Ltd., Class A	57,000	184,540
	Beijing Tiantan Biological Products Corp. Ltd., Class A	33,507	70,031
	Beijing Tong Ren Tang Co. Ltd., Class A	36,400	147,990
	Beijing Ultrapower Software Co. Ltd., Class A	80,600	115,202
	Beijing United Information Technology Co. Ltd., Class A	55,486	221,268

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	15,880	$91,658
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	360,009
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	64,400	114,371
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,506,000	1,080,943
*	BeOne Medicines Ltd., Class H	206,000	4,676,028
*	BeOne Medicines Ltd. (BGNE US), ADR	11,697	3,453,773
	Bethel Automotive Safety Systems Co. Ltd., Class A	42,940	290,280
	Betta Pharmaceuticals Co. Ltd., Class A	12,706	97,109
*	Bilibili, Inc., Class Z	12,520	275,117
*	Biwin Storage Technology Co. Ltd., Class A	5,669	224,209
	Bloomage Biotechnology Corp. Ltd. (688363 CH), Class A	6,559	39,747
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	62,980	158,765
	Bluestar Adisseo Co., Class A	80,300	156,368
	BOC International China Co. Ltd., Class A	126,000	230,056
*	BOE HC SemiTek Corp.	15,800	28,109
	BOE Technology Group Co. Ltd., Class A	2,073,452	1,242,300
*	Bohai Leasing Co. Ltd., Class A	526,300	361,821
	BrightGene Bio-Medical Technology Co. Ltd., Class A	15,614	144,689
	BTG Hotels Group Co. Ltd., Class A	83,000	190,242
	BYD Co. Ltd., Class H	2,504,157	33,310,707
		Shares	Value»
CHINA — (Continued)
	By-health Co. Ltd., Class A	93,100	$143,431
	Caitong Securities Co. Ltd., Class A	126,390	153,434
*	Cambricon Technologies Corp. Ltd., Class A	7,106	1,787,267
	Canmax Technologies Co. Ltd., Class A	36,870	598,896
*	Capitalonline Data Service Co. Ltd., Class A	10,700	42,336
	Castech, Inc., Class A	21,000	267,269
	Cathay Biotech, Inc., Class A	16,902	119,189
	CCCC Design & Consulting Group Co. Ltd., Class A	93,600	91,408
	CECEP Solar Energy Co. Ltd., Class A	110,700	81,016
	CECEP Wind-Power Corp., Class A	536,160	335,288
	Central China Land Media Co. Ltd., Class A	65,400	128,697
*	CETC Chips Technology, Inc., Class A	38,100	91,989
	CETC Cyberspace Security Technology Co. Ltd., Class A	16,700	38,411
	CETC Digital Technology Co. Ltd., Class A	42,000	119,569
	CETC Potevio Science&Technology Co. Ltd., Class A	25,300	94,689
Ω	CGN Power Co. Ltd., Class H	9,944,000	4,430,643
	Changchun High-Tech Industry Group Co. Ltd., Class A	4,800	59,897
	Changjiang Securities Co. Ltd., Class A	232,970	274,008
	Changzheng Engineering Technology Co. Ltd., Class A	23,000	148,319
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	17,200	313,959

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chaozhou Three-Circle Group Co. Ltd., Class A	60,905	$772,900
	Chengdu Hi-tech Development Co. Ltd., Class A	13,400	130,361
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	53,400	193,166
	Chengdu Wintrue Holding Co. Ltd., Class A	99,700	225,205
	Chengdu Xingrong Environment Co. Ltd., Class A	207,200	209,507
	Chengtun Mining Group Co. Ltd., Class A	62,700	127,674
*	Chengxin Lithium Group Co. Ltd., Class A	43,900	385,030
	Chifeng Jilong Gold Mining Co. Ltd., Class A	116,900	656,516
	China Automotive Engineering Research Institute Co. Ltd., Class A	60,000	141,908
	China Baoan Group Co. Ltd., Class A	161,734	205,565
	China CITIC Bank Corp. Ltd., Class H	6,753,928	7,082,842
	China Coal Energy Co. Ltd., Class H	3,112,777	5,823,499
	China Coal Xinji Energy Co. Ltd., Class A	213,680	280,370
*††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0
	China Construction Bank Corp., Class H	51,552,590	58,192,518
	China CSSC Holdings Ltd., Class A	82,717	506,622
*	China Eastern Airlines Corp. Ltd., Class H	1,602,000	792,470
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	4,620,000	765,248
		Shares	Value»
CHINA — (Continued)
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	2,502,824	$1,038,967
*	China Enterprise Co. Ltd., Class A	55,900	21,168
	China Everbright Bank Co. Ltd., Class H	2,191,000	868,456
	China Film Group Co. Ltd., Class A	125,500	253,894
*	China First Heavy Industries Co. Ltd., Class A	283,100	188,820
	China Galaxy Securities Co. Ltd., Class H	3,763,500	4,012,986
	China Great Wall Securities Co. Ltd., Class A	25,400	33,180
*	China Greatwall Technology Group Co. Ltd., Class A	58,400	169,453
	China Hainan Rubber Industry Group Co. Ltd., Class A	231,200	244,016
	China Hongqiao Group Ltd.	3,607,000	15,268,596
Ω	China International Capital Corp. Ltd., Class H	1,660,400	4,334,793
	China Jushi Co. Ltd., Class A	302,698	1,536,420
	China Kings Resources Group Co. Ltd., Class A	48,020	129,495
	China Life Insurance Co. Ltd., Class H	2,686,000	9,908,792
	China Longyuan Power Group Corp. Ltd., Class H	2,330,000	1,985,234
	China Meheco Group Co. Ltd., Class A	108,671	165,320
	China Merchants Bank Co. Ltd., Class H	3,045,554	18,433,322
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	1,559,711
Ω	China Merchants Securities Co. Ltd., Class H	494,860	871,499
	China Minsheng Banking Corp. Ltd., Class H	3,915,600	1,786,894

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China National Chemical Engineering Co. Ltd., Class A	283,200	$357,224
	China National Gold Group Gold Jewellery Co. Ltd., Class A	81,687	107,174
	China National Medicines Corp. Ltd., Class A	59,200	248,593
	China National Nuclear Power Co. Ltd., Class A	1,316,390	1,734,023
*	China National Software & Service Co. Ltd., Class A	7,300	40,461
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	106,300	828,697
	China Overseas Land & Investment Ltd.	2,742,500	4,710,724
	China Pacific Insurance Group Co. Ltd., Class H	2,910,200	12,704,089
	China Petroleum & Chemical Corp., Class H	19,492,800	11,516,147
	China Petroleum Engineering Corp., Class A	305,400	182,195
#	China Railway Group Ltd., Class H	2,964,000	1,436,892
	China Railway Hi-tech Industry Co. Ltd., Class A	166,300	190,087
	China Railway Materials Co. Ltd., Class A	385,100	158,599
*	China Rare Earth Nonferrous Metals Co. Ltd., Class A	20,500	277,334
*	China Rare Earth Resources & Technology Co. Ltd., Class A	15,891	127,363
	China Resources Beer Holdings Co. Ltd.	372,111	1,282,184
		Shares	Value»
CHINA — (Continued)
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	96,800	$253,258
	China Resources Jiangzhong Pharmaceutical Co. Ltd., Class A	56,700	198,789
	China Resources Land Ltd.	3,260,666	13,699,789
	China Resources Microelectronics Ltd., Class A	34,190	285,301
#Ω	China Resources Mixc Lifestyle Services Ltd.	640,800	3,870,164
#	China Resources Power Holdings Co. Ltd.	1,942,517	4,790,164
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	103,064	391,202
	China Science Publishing & Media Ltd., Class A	29,000	108,003
	China Shenhua Energy Co. Ltd., Class H	2,505,000	15,560,734
	China South Publishing & Media Group Co. Ltd., Class A	177,190	295,237
*	China Southern Airlines Co. Ltd., Class H	2,084,000	1,059,988
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	145,000	157,178
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 CH), Class A	58,400	63,305
	China Southern Power Grid Technology Co. Ltd., Class A	14,866	120,110

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	$1,263,514
	China Tianying, Inc., Class A	160,900	154,150
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	73,500	598,676
Ω	China Tower Corp. Ltd., Class H	5,310,500	7,525,584
	China TransInfo Technology Co. Ltd., Class A	92,200	121,411
	China Tungsten & Hightech Materials Co. Ltd., Class A	75,700	650,583
	China Wafer Level CSP Co. Ltd., Class A	22,700	104,084
	China World Trade Center Co. Ltd., Class A	41,700	128,305
	China XD Electric Co. Ltd., Class A	238,300	593,526
	China Yangtze Power Co. Ltd., Class A	947,947	3,790,505
	China Zhenhua Group Science & Technology Co. Ltd., Class A	24,900	155,912
	China Zheshang Bank Co. Ltd., Class H	1,776,499	553,463
*	Chongqing Afari Technology Co. Ltd., Class A	104,500	172,091
	Chongqing Brewery Co. Ltd., Class A	32,200	259,718
	Chongqing Changan Automobile Co. Ltd., Class A	260,130	363,358
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	117,300	199,567
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	64,400	118,800
	Chongqing Rural Commercial Bank Co. Ltd., Class H	475,000	421,984
		Shares	Value»
CHINA — (Continued)
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	38,400	$46,327
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	55,800	142,429
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	54,500	271,891
	Chow Tai Fook Jewellery Group Ltd.	1,880,000	2,577,170
	CIG Shanghai Co. Ltd., Class A	10,100	260,059
	CITIC Heavy Industries Co. Ltd., Class A	226,600	201,651
	CITIC Ltd.	3,252,000	5,404,350
	CITIC Securities Co. Ltd., Class H	1,344,800	4,774,620
	CMOC Group Ltd., Class H	3,870,966	8,850,934
	CNGR Advanced Material Co. Ltd., Class A	43,300	406,725
	CNOOC Energy Technology & Services Ltd., Class A	655,100	425,322
	COFCO Capital Holdings Co. Ltd., Class A	115,600	173,837
	COFCO Sugar Holding Co. Ltd., Class A	173,300	382,030
*	COL Global Co. Ltd., Class A	15,600	66,189
	Contemporary Amperex Technology Co. Ltd., Class A	243,116	15,605,933
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	926,000	2,168,012
#	COSCO SHIPPING Holdings Co. Ltd., Class H	3,712,799	6,833,458
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	221,300	277,840
	CRRC Corp. Ltd., Class H	3,805,000	2,532,825
	Crystal Clear Electronic Material Co. Ltd., Class A	42,900	91,230

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	CSC Financial Co. Ltd., Class H	627,500	$933,493
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	34,820	155,080
	CSPC Pharmaceutical Group Ltd.	7,339,200	7,996,618
	CSSC Science & Technology Co. Ltd., Class A	29,800	59,803
	Dajin Heavy Industry Co. Ltd., Class A	32,200	397,627
	Dalian Bio-Chem Co. Ltd., Class A	32,900	109,465
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	90,800	248,983
*	Dawei Technology Guangdong Group Co. Ltd., Class A	47,400	70,309
	DBG Technology Co. Ltd., Class A	25,500	78,222
	DHC Software Co. Ltd., Class A	136,800	165,709
	Digital China Group Co. Ltd., Class A	51,800	287,877
	Do-Fluoride New Materials Co. Ltd., Class A	30,620	163,926
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	343,508
	Dongfang Electric Corp. Ltd., Class H	221,200	1,108,064
	Dongfang Electronics Co. Ltd., Class A	78,900	151,200
	Dongguan Dingtong Precision Metal Co. Ltd., Class A	5,906	192,120
	Dongxing Securities Co. Ltd., Class A	154,418	299,752
	Double Medical Technology, Inc., Class A	12,600	80,181
*	Doushen Beijing Education & Technology, Inc., Class A	25,600	19,143
	Eaglerise Electric & Electronic China Co. Ltd., Class A	17,400	101,273
		Shares	Value»
CHINA — (Continued)
	East Money Information Co. Ltd., Class A	396,373	$1,186,347
	Eastern Communications Co. Ltd., Class A	46,200	113,024
*	Easyhome New Retail Group Co. Ltd., Class A	405,300	153,767
	Ecovacs Robotics Co. Ltd., Class A	37,800	362,061
	Electric Connector Technology Co. Ltd., Class A	19,200	126,769
	ENN Energy Holdings Ltd.	405,800	3,181,193
	ENN Natural Gas Co. Ltd., Class A	170,300	505,457
	Eoptolink Technology, Inc. Ltd., Class A	36,940	2,859,595
	Espressif Systems Shanghai Co. Ltd., Class A	5,166	131,080
*	Estun Automation Co. Ltd., Class A	30,700	98,660
	Eve Energy Co. Ltd., Class A	65,605	701,753
Ω	Everbright Securities Co. Ltd., Class H	16,800	17,248
	EverProX Technologies Co. Ltd., Class A	9,700	365,276
	Explosive Co. Ltd., Class A	48,437	77,269
	Fangda Carbon New Material Co. Ltd., Class A	216,840	180,547
	Fangda Special Steel Technology Co. Ltd., Class A	51,200	43,728
*	Far East Smarter Energy Co. Ltd., Class A	119,400	298,481
*	Farasis Energy Gan Zhou Co. Ltd., Class A	85,392	175,374
	FAW Jiefang Group Co. Ltd., Class A	58,300	57,560
	Feilong Auto Components Co. Ltd., Class A	33,100	175,128

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ferrotec Anhui Technology Development Co. Ltd., Class A	8,400	$53,315
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	54,400	374,440
	Fibocom Wireless, Inc., Class A	14,000	46,259
	First Capital Securities Co. Ltd., Class A	188,100	210,808
	Focus Media Information Technology Co. Ltd., Class A	740,097	682,599
*	Focuslight Technologies, Inc., Class A	2,430	128,426
	Foran Energy Group Co. Ltd., Class A	12,600	22,575
	Foryou Corp., Class A	38,300	169,385
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	85,572	484,562
	Foxconn Industrial Internet Co. Ltd., Class A	729,300	6,771,310
*	Fujian Cosunter Pharmaceutical Co. Ltd., Class A	4,800	82,566
	Fujian Funeng Co. Ltd., Class A	203,570	298,673
*	Fujian Kuncai Material Technology Co. Ltd., Class A	20,300	100,589
	Fujian Longking Co. Ltd., Class A	92,300	252,230
	Fujian Star-net Communication Co. Ltd., Class A	36,500	142,147
	Fujian Sunner Development Co. Ltd., Class A	97,480	265,859
	Fulin Precision Co. Ltd., Class A	57,414	238,023
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	578,800	4,409,504
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	17,800	153,869
		Shares	Value»
CHINA — (Continued)
Ω	Ganfeng Lithium Group Co. Ltd., Class H	261,200	$2,809,495
	Gansu Energy Chemical Co. Ltd., Class A	216,600	91,402
	G-bits Network Technology Xiamen Co. Ltd., Class A	5,400	323,013
	GCL Energy Technology Co. Ltd., Class A	129,100	336,458
*	GCL System Integration Technology Co. Ltd., Class A	195,100	121,631
	GD Power Development Co. Ltd., Class A	702,300	487,557
	Geely Automobile Holdings Ltd.	6,292,000	18,713,458
	GEM Co. Ltd., Class A	272,276	366,917
	Geovis Technology Co. Ltd., Class A	22,022	183,479
	GEPIC Energy Development Co. Ltd., Class A	150,200	177,590
	GF Securities Co. Ltd., Class H	981,600	2,225,407
	Giant Network Group Co. Ltd., Class A	73,200	352,609
	Giantec Semiconductor Corp., Class A	2,428	44,487
	GigaDevice Semiconductor, Inc., Class A	10,674	496,109
	Ginlong Technologies Co. Ltd., Class A	31,325	436,496
	Glarun Technology Co. Ltd., Class A	69,600	280,058
	GoerTek, Inc., Class A	189,700	687,626
	Goke Microelectronics Co. Ltd., Class A	9,000	236,167
	Goldenmax International Group Ltd., Class A	25,800	170,670
#	Goldwind Science & Technology Co. Ltd., Class H	503,000	1,116,522
	Goneo Group Co. Ltd., Class A	17,311	113,780
*	GoodWe Technologies Co. Ltd. (688390 C1), Class A	8,690	138,165

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Gotion High-tech Co. Ltd., Class A	81,500	$440,485
*	Grace Fabric Technology Co. Ltd., Class A	9,700	171,434
	Grandblue Environment Co. Ltd., Class A	56,700	266,024
	Great Wall Motor Co. Ltd., Class H	2,316,000	3,503,027
	Gree Electric Appliances, Inc. of Zhuhai, Class A	23,033	135,207
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	147,400	213,274
	GRG Banking Equipment Co. Ltd., Class A	102,500	175,473
	Grinm Advanced Materials Co. Ltd., Class A	28,100	113,267
	Guangdong Advertising Group Co. Ltd., Class A	83,700	110,225
	Guangdong Aofei Data Technology Co. Ltd., Class A	58,500	215,217
	Guangdong Construction Engineering Group Co. Ltd., Class A	140,600	77,698
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	21,800	32,738
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	71,200	180,397
	Guangdong Dowstone Technology Co. Ltd., Class A	35,100	139,220
	Guangdong Electric Power Development Co. Ltd., Class A	206,100	196,793
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	70,200	260,631
		Shares	Value»
CHINA — (Continued)
	Guangdong Haid Group Co. Ltd., Class A	85,400	$624,763
*	Guangdong HEC Technology Holding Co. Ltd., Class A	111,800	583,596
	Guangdong Hongda Holdings Group Co. Ltd., Class A	51,700	275,872
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	22,264	165,027
*	Guangdong Kingshine Electronic Technology Co. Ltd., Class A	13,700	100,644
	Guangdong Provincial Expressway Development Co. Ltd., Class A	154,400	284,449
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	11,000	29,648
	Guanghui Energy Co. Ltd., Class A	470,600	465,334
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	42,200	315,612
	Guangxi Liugong Machinery Co. Ltd., Class A	53,800	76,441
	Guangzhou Baiyun International Airport Co. Ltd., Class A	190,200	243,586
	Guangzhou Development Group, Inc., Class A	264,400	275,696
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	21,300	270,243
	Guangzhou Haige Communications Group, Inc. Co., Class A	96,352	228,098
	Guangzhou Port Co. Ltd., Class A	277,300	131,714
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	41,300	224,181

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	78,140	$695,426
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	206,204	272,581
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	94,900	144,205
	Guizhou Chanhen Chemical Corp., Class A	42,700	229,373
*	Guocheng Mining Co. Ltd., Class A	38,600	291,136
	Guosen Securities Co. Ltd., Class A	251,200	395,122
*	Guosheng Securities, Inc., Class A	124,300	230,847
Ω	Guotai Haitong Securities Co. Ltd., Class H	1,771,552	3,039,775
	Guoyuan Securities Co. Ltd., Class A	208,440	224,970
	H World Group Ltd. (1179 HK)	909,100	4,693,800
#	H World Group Ltd. (HTHT US), ADR	53,678	2,771,932
	Haier Smart Home Co. Ltd. (600690 C1), Class A	240,600	760,187
	Haier Smart Home Co. Ltd. (6690 HK), Class H	2,144,800	6,057,890
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	2,700	32,026
	Hainan Jinpan Smart Technology Co. Ltd., Class A	24,362	316,898
	Hainan Mining Co. Ltd., Class A	98,900	177,845
	Hainan Strait Shipping Co. Ltd., Class A	155,300	193,271
	Haisco Pharmaceutical Group Co. Ltd., Class A	21,200	181,984
	Hand Enterprise Solutions Co. Ltd., Class A	45,900	134,309
	Hangcha Group Co. Ltd., Class A	103,180	411,484
		Shares	Value»
CHINA — (Continued)
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	177,900	$249,007
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	18,394	471,180
	Hangzhou First Applied Material Co. Ltd., Class A	106,929	294,410
	Hangzhou GreatStar Industrial Co. Ltd.	98,300	494,076
*	Hangzhou Iron & Steel Co., Class A	198,300	254,938
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	31,400	189,972
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	79,300	366,574
	Hangzhou Robam Appliances Co. Ltd., Class A	54,621	143,592
	Hangzhou Shunwang Technology Co. Ltd., Class A	39,400	146,557
	Hangzhou Silan Microelectronics Co. Ltd., Class A	85,322	362,982
	Hangzhou Zhongheng Electric Co. Ltd., Class A	23,900	143,866
	Han's Laser Technology Industry Group Co. Ltd., Class A	19,817	294,710
Ω	Hansoh Pharmaceutical Group Co. Ltd.	876,000	4,195,749
	Hanwei Electronics Group Corp., Class A	6,500	41,141
	Haohua Chemical Science & Technology Co. Ltd., Class A	63,800	341,563
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	8,800	53,384

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	16,760	$304,543
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	85,300	469,998
	Hefei Meiya Optoelectronic Technology, Inc., Class A	55,900	143,575
	Heilongjiang Agriculture Co. Ltd., Class A	114,705	281,092
	Henan Mingtai Al Industrial Co. Ltd., Class A	95,300	248,781
	Henan Pinggao Electric Co. Ltd., Class A	99,800	322,498
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	205,500	974,508
	Henan Shijia Photons Technology Co. Ltd., Class A	23,545	460,610
	Henan Shuanghui Investment & Development Co. Ltd., Class A	114,629	465,732
	Henan Yuguang Gold & Lead Co. Ltd., Class A	84,900	184,472
*	Henan Yuneng Holdings Co. Ltd., Class A	106,000	237,604
*	Henan Zhongfu Industry Co. Ltd., Class A	273,100	311,385
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	112,121	312,958
	Hengli Petrochemical Co. Ltd., Class A	402,600	1,308,120
	Hengtong Optic-electric Co. Ltd., Class A	141,800	1,374,277
	Hengyi Petrochemical Co. Ltd., Class A	183,888	476,147
	Hesteel Co. Ltd., Class A	778,953	266,387
		Shares	Value»
CHINA — (Continued)
	Hexing Electrical Co. Ltd., Class A	28,300	$119,294
	Hgtech Co. Ltd., Class A	24,200	425,179
	Hisense Visual Technology Co. Ltd., Class A	92,200	346,276
	Hithink RoyalFlush Information Network Co. Ltd., Class A	29,513	1,021,304
	HLA Group Corp. Ltd., Class A	422,600	409,340
	HMT Xiamen New Technical Materials Co. Ltd., Class A	16,300	243,790
*	Holitech Technology Co. Ltd., Class A	62,400	26,835
	Hongfa Technology Co. Ltd., Class A	8,400	38,459
	Hongta Securities Co. Ltd., Class A	138,020	152,524
*	Hongyuan Green Energy Co. Ltd., Class A	43,900	140,191
	Hoshine Silicon Industry Co. Ltd., Class A	54,700	358,901
	Hoymiles Power Electronics, Inc., Class A	1,923	31,863
#*Ω	Hua Hong Semiconductor Ltd., Class H	422,000	6,216,340
	Huaan Securities Co. Ltd., Class A	345,700	282,720
	Huada Automotive Technology Corp. Ltd., Class A	21,100	96,742
	Huadong Medicine Co. Ltd., Class A	98,400	482,241
	Huafon Chemical Co. Ltd., Class A	294,683	508,504
	Huaibei Mining Holdings Co. Ltd., Class A	178,800	387,920
*	Huaihe Energy Group Co. Ltd., Class A	239,300	126,707
	Hualan Biological Engineering, Inc., Class A	50,700	107,213
	Huaming Power Equipment Co. Ltd., Class A	47,800	172,083

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Huaneng Power International, Inc., Class H	3,914,000	$3,133,502
Ω	Huatai Securities Co. Ltd., Class H	1,102,600	2,287,933
	Huaxi Securities Co. Ltd., Class A	175,000	224,202
	Huaxia Bank Co. Ltd., Class A	604,256	609,393
	Huayu Automotive Systems Co. Ltd., Class A	232,600	636,179
	Hubei Dinglong Co. Ltd., Class A	44,900	412,057
	Hubei Energy Group Co. Ltd., Class A	256,983	183,152
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	19,100	307,633
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	68,848	279,607
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	84,100	403,254
	Hubei Yihua Chemical Industry Co. Ltd., Class A	78,700	195,396
	Hubei Zhenhua Chemical Co. Ltd., Class A	36,000	186,525
	Hui Lyu Ecological Technology Groups Co. Ltd., Class A	25,500	203,757
	Huizhou Desay Sv Automotive Co. Ltd., Class A	23,500	356,897
	Hunan Gold Corp. Ltd., Class A	85,080	365,371
*	Hunan Silver Co. Ltd., Class A	120,400	205,488
	Hunan Valin Steel Co. Ltd., Class A	497,400	339,066
	Hunan Zhongke Electric Co. Ltd., Class A	8,700	26,864
	Hundsun Technologies, Inc., Class A	59,229	233,777
	Hygon Information Technology Co. Ltd., Class A	51,772	2,273,143
		Shares	Value»
CHINA — (Continued)
*	Hytera Communications Corp. Ltd., Class A	26,845	$39,225
	IEIT Systems Co. Ltd., Class A	49,284	506,534
	Iflytek Co. Ltd., Class A	66,700	469,830
	IKD Co. Ltd., Class A	41,600	103,783
	Industrial & Commercial Bank of China Ltd., Class H	35,501,185	31,984,798
	Industrial Bank Co. Ltd., Class A	955,539	2,507,594
	Industrial Securities Co. Ltd., Class A	174,348	155,305
	INESA Intelligent Tech, Inc., Class A	47,000	150,596
	Infore Environment Technology Group Co. Ltd., Class A	233,424	466,355
	Ingenic Semiconductor Co. Ltd., Class A	13,600	249,807
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	549,767
	Inner Mongolia Berun Chemical Co. Ltd., Class A	263,600	347,065
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	242,000	1,150,925
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	113,756	261,391
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	669,203	549,163
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	336,300	228,743
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	108,600	685,193
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	366,000	1,472,431
*Ω	Innovent Biologics, Inc.	612,500	7,152,427

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Intco Medical Technology Co. Ltd., Class A	38,000	$317,505
	iRay Group, Class A	12,723	213,798
*	IRICO Display Devices Co. Ltd., Class A	274,400	325,572
*	J&T Global Express Ltd.	240,600	301,265
*	JA Solar Technology Co. Ltd., Class A	28,104	44,892
	Jack Technology Co. Ltd., Class A	13,400	77,674
	Jason Furniture Hangzhou Co. Ltd., Class A	47,680	202,954
	JCET Group Co. Ltd., Class A	100,900	679,212
	JCHX Mining Management Co. Ltd., Class A	43,000	396,308
*Ω	JD Health International, Inc.	829,900	4,904,616
*Ω	JD Logistics, Inc.	538,900	1,049,557
	JD.com, Inc. (9618 HK), Class A	1,269,321	19,230,368
	JD.com, Inc. (JD US), ADR	116,630	3,536,222
	Jiangsu Azure Corp., Class A	79,300	241,035
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	10,200	197,158
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	316,100	179,929
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	284,806	305,207
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	58,400	255,816
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	273,440	532,969
	Jiangsu Etern Co. Ltd., Class A	45,100	281,878
	Jiangsu Financial Leasing Co. Ltd., Class A	462,200	466,787
	Shares	Value»
CHINA — (Continued)
Jiangsu Guotai International Group Co. Ltd., Class A	61,800	$81,359
Jiangsu Guoxin Corp. Ltd., Class A	105,600	117,975
Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	10,000	91,741
Jiangsu Hengli Hydraulic Co. Ltd., Class A	44,786	693,124
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	156,675	1,240,945
Jiangsu Hoperun Software Co. Ltd., Class A	19,600	130,569
Jiangsu Jiejie Microelectronics Co. Ltd., Class A	56,680	242,289
Jiangsu Leili Motor Co. Ltd., Class A	6,900	43,207
Jiangsu Lihua Foods Group Co. Ltd.	67,900	225,934
Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	32,388	245,215
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	52,900	173,890
Jiangsu Pacific Quartz Co. Ltd., Class A	26,252	213,252
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	200,300	276,752
Jiangsu Shemar Electric Co. Ltd., Class A	18,500	165,062
Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	26,000	283,340
Jiangsu ToLand Alloy Co. Ltd., Class A	17,200	99,209
Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	27,200	246,442

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Yangnong Chemical Co. Ltd., Class A	59,456	$631,281
	Jiangsu Yoke Technology Co. Ltd., Class A	18,462	232,080
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	59,700	256,418
	Jiangsu Zhongtian Technology Co. Ltd., Class A	159,700	779,257
	Jiangxi Copper Co. Ltd., Class H	786,000	3,735,437
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	16,000	112,803
*	Jiangxi Special Electric Motor Co. Ltd., Class A	63,400	150,305
*	Jianshe Industry Group Yunnan Co. Ltd., Class A	24,200	79,917
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	61,000	119,595
	Jiayou International Logistics Co. Ltd., Class A	107,996	201,652
	Jiaze Renewables Co. Ltd.	140,000	115,780
*	Jihua Group Corp. Ltd., Class A	143,000	61,313
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	84,200	233,648
	Jinduicheng Molybdenum Co. Ltd., Class A	255,400	736,342
*	Jinko Solar Co. Ltd., Class A	151,554	148,202
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	140,700	399,111
	Jizhong Energy Resources Co. Ltd., Class A	122,800	101,090
		Shares	Value»
CHINA — (Continued)
	Jointo Energy Investment Co. Ltd. Hebei, Class A	125,200	$175,175
	Jointown Pharmaceutical Group Co. Ltd., Class A	280,925	212,919
	Jones Tech PLC, Class A	16,800	134,600
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	12,800	38,997
	Juneyao Airlines Co. Ltd., Class A	206,240	345,638
*	Jushri Technologies, Inc., Class A	19,500	124,497
	Kaishan Group Co. Ltd., Class A	52,300	236,762
	KE Holdings, Inc., Class A	1,042,400	5,788,059
	Keboda Technology Co. Ltd., Class A	13,400	105,934
	Keda Industrial Group Co. Ltd., Class A	105,200	298,586
	Kehua Data Co. Ltd., Class A	29,200	263,284
	Keli Sensing Technology Ningbo Co. Ltd., Class A	2,600	21,475
*	KingClean Electric Co. Ltd., Class A	11,700	54,969
	Kingfa Sci & Tech Co. Ltd., Class A	168,600	425,323
	Kingnet Network Co. Ltd., Class A	138,100	365,453
	Kingsemi Co. Ltd., Class A	4,797	164,101
	Konfoong Materials International Co. Ltd., Class A	13,800	365,891
Ω	Kuaishou Technology	2,278,200	12,682,350
*	Kuang-Chi Technologies Co. Ltd., Class A	30,300	174,366
*	Kunlun Tech Co. Ltd., Class A	21,100	152,003
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	15,200	115,791
	Kweichow Moutai Co. Ltd., Class A	66,960	13,572,192

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lakala Payment Co. Ltd., Class A	42,400	$167,810
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	46,000	57,019
	Lao Feng Xiang Co. Ltd., Class A	27,700	160,046
	Leader Harmonious Drive Systems Co. Ltd., Class A	3,212	106,229
#	Lenovo Group Ltd.	9,715,278	14,609,075
	Lens Technology Co. Ltd., Class A	200,200	762,759
	Leo Group Co. Ltd., Class A	305,600	290,641
	Lepu Medical Technology Beijing Co. Ltd., Class A	15,631	32,933
	Levima Advanced Materials Corp., Class A	71,200	251,827
	Leyard Optoelectronic Co. Ltd., Class A	143,200	133,809
*	Li Auto, Inc. (2015 HK), Class A	626,800	5,515,980
	Lianhe Chemical Technology Co. Ltd., Class A	11,000	26,695
	Liaoning Cheng Da Co. Ltd., Class A	97,556	170,417
	Lingyi iTech Guangdong Co., Class A	280,018	581,462
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	41,677	131,047
	Loncin Motor Co. Ltd., Class A	150,000	337,533
*	LONGi Green Energy Technology Co. Ltd., Class A	180,388	436,558
	Longshine Technology Group Co. Ltd., Class A	57,600	115,956
	Luenmei Quantum Co. Ltd., Class A	106,600	104,065
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	20,100	126,516
	Luxi Chemical Group Co. Ltd., Class A	151,900	380,567
		Shares	Value»
CHINA — (Continued)
	Luxshare Precision Industry Co. Ltd., Class A	389,124	$3,863,600
	Luzhou Laojiao Co. Ltd., Class A	95,329	1,397,900
	Mango Excellent Media Co. Ltd., Class A	46,892	133,856
	Maxscend Microelectronics Co. Ltd., Class A	19,300	282,137
	Mehow Innovative Ltd., Class A	13,600	53,461
	Meihua Holdings Group Co. Ltd., Class A	226,400	329,052
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	204,757	162,984
*Ω	Meituan, Class B	896,440	9,644,963
	Micro-Tech Nanjing Co. Ltd., Class A	2,560	31,916
	Midea Group Co. Ltd. 000333 C2, Class A	274,401	3,263,112
	Midea Group Co. Ltd. 300 HK, Class H	82,400	952,186
	Ming Yang Smart Energy Group Ltd., Class A	79,304	184,859
	Minmetals Capital Co. Ltd., Class A	280,100	215,563
	Mloptic Corp., Class A	1,706	119,164
*	MMG Ltd.	2,216,000	2,390,811
	Montage Technology Co. Ltd., Class A	14,543	373,466
	Moon Environment Technology Co. Ltd., Class A	39,240	144,078
	Muyuan Foods Co. Ltd., Class A	248,461	1,629,472
	Nanjing Hanrui Cobalt Co. Ltd., Class A	3,500	24,924
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	529,759
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	22,046	29,699
	Nanjing Securities Co. Ltd., Class A	219,800	237,177
*	Nanjing Tanker Corp., Class A	382,500	250,890

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Nantong Jianghai Capacitor Co. Ltd., Class A	60,600	$342,525
	NARI Technology Co. Ltd., Class A	387,842	1,478,177
*	National Silicon Industry Group Co. Ltd., Class A	91,819	279,244
	NAURA Technology Group Co. Ltd., Class A	20,250	1,602,026
*	NavInfo Co. Ltd., Class A	58,550	77,813
	NBTM New Materials Group Co. Ltd., Class A	52,300	261,669
	NetEase, Inc. (9999 HK)	624,600	14,621,372
	NetEase, Inc. (NTES US), ADR	224,347	26,363,016
	New China Life Insurance Co. Ltd., Class H	1,093,400	7,180,623
	New Hope Dairy Co. Ltd., Class A	57,800	168,472
	New Hope Liuhe Co. Ltd., Class A	165,266	211,508
	Neway Valve Suzhou Co. Ltd., Class A	50,800	468,601
	Newland Digital Technology Co. Ltd., Class A	64,700	189,152
	Ningbo Boway Alloy Material Co. Ltd., Class A	62,600	161,123
	Ningbo Deye Technology Co. Ltd., Class A	28,500	630,918
	Ningbo Huaxiang Electronic Co. Ltd., Class A	55,100	211,182
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	89,900	160,345
	Ningbo Jintian Copper Group Co. Ltd., Class A	124,300	185,440
	Ningbo Joyson Electronic Corp., Class A	97,400	410,499
	Ningbo Orient Wires & Cables Co. Ltd., Class A	34,742	316,604
		Shares	Value»
CHINA — (Continued)
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	33,961	$173,213
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	318,453
*	Ningbo Shanshan Co. Ltd., Class A	93,700	229,273
	Ningbo Tuopu Group Co. Ltd., Class A	65,589	584,896
	Ningbo Xusheng Group Co. Ltd., Class A	74,000	168,158
	Ningbo Yunsheng Co. Ltd., Class A	21,000	41,078
	Ningbo Zhoushan Port Co. Ltd., Class A	406,200	220,298
	Ningxia Baofeng Energy Group Co. Ltd., Class A	378,800	1,701,875
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	19,629	126,745
*	NIO, Inc., Class A	452,280	2,918,349
Ω	Nongfu Spring Co. Ltd., Class H	1,677,800	10,146,763
	Norinco International Cooperation Ltd., Class A	73,100	137,261
	North Copper Co. Ltd., Class A	139,800	296,642
*	North Industries Group Red Arrow Co. Ltd., Class A	58,100	150,612
	Northeast Securities Co. Ltd., Class A	154,000	196,338
	Novoray Corp., Class A	13,315	171,600
	Offshore Oil Engineering Co. Ltd., Class A	334,000	331,329
*	OFILM Group Co. Ltd., Class A	182,900	234,056
	Olympic Circuit Technology Co. Ltd., Class A	27,100	211,084
	OmniVision Integrated Circuits Group, Inc.	50,321	727,907
	Oppein Home Group, Inc., Class A	31,395	216,500
	ORG Technology Co. Ltd., Class A	52,400	42,289

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Orient Overseas International Ltd.	123,000	$2,147,345
Ω	Orient Securities Co. Ltd., Class H	148,000	117,646
	Oriental Pearl Group Co. Ltd., Class A	141,200	207,526
*	Ourpalm Co. Ltd., Class A	55,500	40,785
*	Pacific Securities Co. Ltd., Class A	394,700	213,504
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	399,800	214,205
*	Pantum Technology Co. Ltd.	13,551	38,152
*	PDD Holdings, Inc., ADR	554,021	55,335,617
*	Pengxin International Mining Co. Ltd., Class A	134,500	162,841
	People.cn Co. Ltd., Class A	52,100	145,152
	People's Insurance Co. Group of China Ltd. , Class H	9,413,000	6,440,527
	Perfect World Co. Ltd., Class A	64,785	144,646
	PetroChina Co. Ltd., Class H	18,890,000	29,138,090
	PhiChem Corp., Class A	35,700	160,076
	PICC Property & Casualty Co. Ltd., Class H	6,269,198	11,324,444
	Ping An Bank Co. Ltd., Class A	839,600	1,413,159
	Ping An Insurance Group Co. of China Ltd., Class H	5,357,000	43,542,221
	Piotech, Inc., Class A	6,496	425,921
	POCO Holding Co. Ltd., Class A	15,000	214,229
*	Polaris Bay Group Co. Ltd., Class A	38,100	35,111
	Poly Developments & Holdings Group Co. Ltd., Class A	71,200	64,153
#Ω	Pop Mart International Group Ltd.	451,800	9,195,852
Ω	Postal Savings Bank of China Co. Ltd., Class H	7,311,000	4,701,134
		Shares	Value»
CHINA — (Continued)
	Power Construction Corp. of China Ltd., Class A	1,073,311	$880,347
*	Qi An Xin Technology Group, Inc., Class A	36,567	162,281
	Qingdao East Steel Tower Stock Co. Ltd., Class A	75,600	266,601
	Qingdao Gon Technology Co. Ltd., Class A	5,800	45,019
	Qingdao Hanhe Cable Co. Ltd., Class A	79,800	102,193
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	5,000	51,217
	Qingdao Rural Commercial Bank Corp., Class A	379,429	168,867
	Qingdao Sentury Tire Co. Ltd., Class A	21,500	54,265
	Qingdao TGOOD Electric Co. Ltd., Class A	54,800	237,965
*	Qinghai Salt Lake Industry Co. Ltd., Class A	201,400	1,167,478
*	QuantumCTek Co. Ltd., Class A	1,626	136,656
	Quectel Wireless Solutions Co. Ltd., Class A	13,000	138,256
	Range Intelligent Computing Technology Group Co. Ltd., Class A	38,200	503,007
	Raytron Technology Co. Ltd., Class A	21,575	463,125
	Red Avenue New Materials Group Co. Ltd., Class A	24,139	191,419
*	Risen Energy Co. Ltd., Class A	32,300	84,378
	Riyue Heavy Industry Co. Ltd., Class A	20,200	37,821
	RoboTechnik Intelligent Technology Co. Ltd., Class A	3,100	221,075
	Rockchip Electronics Co. Ltd., Class A	15,600	421,068

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Rongsheng Petrochemical Co. Ltd., Class A	521,394	$1,067,745
*	Roshow Technology Co. Ltd., Class A	37,082	41,846
*	Ruyi Film Entertainment Co. Ltd., Class A	123,900	183,904
*	Sai Micro Electronics, Inc., Class A	29,700	200,884
	Sailun Group Co. Ltd., Class A	250,100	511,127
	Sanan Optoelectronics Co. Ltd., Class A	211,300	423,801
	Sangfor Technologies, Inc., Class A	11,400	197,020
	Sany Heavy Industry Co. Ltd., Class A	286,434	855,633
	Satellite Chemical Co. Ltd., Class A	303,861	1,318,711
	SDIC Capital Co. Ltd., Class A	211,204	207,976
	SDIC Power Holdings Co. Ltd., Class A	282,500	563,406
	Sealand Securities Co. Ltd., Class A	313,590	180,094
*	Seazen Holdings Co. Ltd., Class A	99,000	214,532
	Seres Group Co. Ltd., Class A	57,600	751,609
	SF Holding Co. Ltd. 002352 C2, Class A	143,161	779,055
#	SF Holding Co. Ltd. 6936 HK, Class H	12,200	55,384
	SG Micro Corp., Class A	15,369	208,028
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd., Class A	22,100	112,475
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	267,410	153,227
	Shaanxi Coal Industry Co. Ltd., Class A	638,500	2,440,799
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	261,800	133,507
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	239,450	367,011
		Shares	Value»
CHINA — (Continued)
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	69,400	$165,629
	Shandong Dongyue Silicone Material Co. Ltd., Class A	61,632	137,469
Ω	Shandong Gold Mining Co. Ltd., Class H	723,500	2,650,249
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	68,300	876,735
	Shandong Hi-speed Co. Ltd., Class A	103,100	161,372
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	787,615
	Shandong Humon Smelting Co. Ltd., Class A	92,100	225,249
	Shandong Nanshan Aluminum Co. Ltd., Class A	760,210	601,794
	Shandong Publishing & Media Co. Ltd., Class A	27,200	29,697
	Shandong Sun Paper Industry JSC Ltd., Class A	265,450	572,772
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	19,800	245,580
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	30,800	65,761
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	47,200	107,014
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	32,242	438,817
	Shanghai AtHub Co. Ltd., Class A	46,500	253,138
	Shanghai Bailian Group Co. Ltd., Class A	19,300	23,386
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	37,436	104,422

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Baosight Software Co. Ltd., Class A	99,218	$330,613
	Shanghai Belling Co. Ltd., Class A	18,000	76,046
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	14,480	301,678
	Shanghai Chinafortune Co. Ltd., Class A	61,600	127,987
	Shanghai Construction Group Co. Ltd., Class A	614,976	243,649
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	101,800	164,020
*	Shanghai DZH Ltd., Class A	46,200	69,673
*	Shanghai Electric Group Co. Ltd., Class H	2,092,000	1,045,817
	Shanghai Electric Power Co. Ltd., Class A	150,900	376,367
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	17,500	42,951
	Shanghai Huace Navigation Technology Ltd., Class A	44,660	207,918
	Shanghai Huafon Aluminium Corp., Class A	80,800	219,819
	Shanghai Huayi Group Co. Ltd., Class A	131,700	210,480
	Shanghai Jahwa United Co. Ltd., Class A	7,500	22,141
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	70,300	263,121
	Shanghai Lingang Holdings Corp. Ltd., Class A	50,060	66,074
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	39,820	48,077
		Shares	Value»
CHINA — (Continued)
	Shanghai M&G Stationery, Inc., Class A	53,669	$193,122
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	52,000	184,275
	Shanghai Moons' Electric Co. Ltd., Class A	12,900	112,801
	Shanghai Pret Composites Co. Ltd., Class A	58,700	126,203
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	1,197,462
	Shanghai Putailai New Energy Technology Group Co. Ltd.	77,056	410,810
	Shanghai Rural Commercial Bank Co. Ltd., Class A	361,900	475,258
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	15,700	22,084
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	12,800	178,241
*	Shanghai Stonehill Technology Co. Ltd., Class A	222,300	282,095
	Shanghai Tunnel Engineering Co. Ltd., Class A	245,100	213,548
	Shanghai Vital Microtech Co. Ltd.	57,500	233,216
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	84,519	61,076
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	73,200	394,962
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	223,800	178,001
	Shanghai Zhonggu Logistics Co. Ltd., Class A	180,399	286,716
	Shanjin International Gold Co. Ltd., Class A	195,817	752,203

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shannon Semiconductor Technology Co. Ltd., Class A	16,500	$427,380
	Shantui Construction Machinery Co. Ltd., Class A	94,700	165,661
	Shanxi Coal International Energy Group Co. Ltd., Class A	131,800	272,044
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	324,930	334,712
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	219,930	521,278
*	Shanxi Meijin Energy Co. Ltd., Class A	67,417	44,103
	Shanxi Securities Co. Ltd., Class A	195,180	161,882
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	323,500	201,875
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	49,707	1,042,834
	Sharetronic Data Technology Co. Ltd., Class A	20,132	773,479
	Shenergy Co. Ltd., Class A	286,800	380,600
	Shengda Resources Co. Ltd., Class A	35,900	193,613
	Shenghe Resources Holding Co. Ltd., Class A	80,000	307,085
	Shengyi Electronics Co. Ltd., Class A	24,628	400,574
	Shengyi Technology Co. Ltd., Class A	91,000	1,031,579
	Shennan Circuits Co. Ltd., Class A	25,399	1,176,375
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,430,400	511,563
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	13,300	135,577
	Shares	Value»
CHINA — (Continued)
Shenzhen Agricultural Power Group Co. Ltd., Class A	84,600	$91,567
Shenzhen Airport Co. Ltd., Class A	23,600	24,677
Shenzhen Aisidi Co. Ltd., Class A	83,700	169,319
Shenzhen Capchem Technology Co. Ltd., Class A	47,840	487,452
Shenzhen Energy Group Co. Ltd., Class A	144,019	144,436
Shenzhen Envicool Technology Co. Ltd., Class A	30,455	425,917
Shenzhen Everwin Precision Technology Co. Ltd., Class A	77,700	381,561
Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	61,300	250,028
Shenzhen Forms Syntron Information Co. Ltd.	8,900	37,227
Shenzhen Fortune Trend Technology Co. Ltd., Class A	6,322	103,408
Shenzhen FRD Science & Technology Co. Ltd., Class A	30,700	162,222
Shenzhen Gas Corp. Ltd., Class A	153,700	156,000
Shenzhen Goodix Technology Co. Ltd., Class A	16,200	154,599
Shenzhen H&T Intelligent Control Co. Ltd., Class A	34,700	161,267
Shenzhen Honor Electronic Co. Ltd., Class A	5,300	318,302
Shenzhen Hopewind Electric Co. Ltd., Class A	5,000	32,298
Shenzhen Huaqiang Industry Co. Ltd., Class A	54,600	296,339

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shenzhen Infogem Technologies Co. Ltd., Class A	4,400	$24,187
	Shenzhen Inovance Technology Co. Ltd., Class A	40,500	408,234
	Shenzhen JPT Opto-Electronics Co. Ltd., Class A	4,151	217,105
	Shenzhen Kaifa Technology Co. Ltd., Class A	83,800	361,779
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	21,520	44,538
	Shenzhen Kedali Industry Co. Ltd., Class A	19,166	539,601
	Shenzhen Kinwong Electronic Co. Ltd., Class A	71,964	749,538
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	31,000	213,730
	Shenzhen Megmeet Electrical Co. Ltd., Class A	7,400	131,631
	Shenzhen MTC Co. Ltd., Class A	377,400	613,516
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	359,480	119,297
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	45,500	342,693
	Shenzhen SC New Energy Technology Corp., Class A	24,759	339,915
*	Shenzhen SDG Information Co. Ltd., Class A	28,700	76,347
	Shenzhen SED Industry Co. Ltd., Class A	70,500	179,283
	Shenzhen Senior Technology Material Co. Ltd., Class A	93,752	227,424
	Shenzhen Sunlord Electronics Co. Ltd., Class A	53,300	266,276
		Shares	Value»
CHINA — (Continued)
	Shenzhen Sunway Communication Co. Ltd., Class A	40,400	$542,467
	Shenzhen Topband Co. Ltd., Class A	87,600	137,685
	Shenzhen Transsion Holdings Co. Ltd., Class A	40,471	342,633
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	65,400	219,284
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	224,100	148,728
	Shenzhen Yinghe Technology Co. Ltd., Class A	41,400	176,855
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	30,700	73,472
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	74,571	413,987
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd., Class A	6,200	88,208
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	304,014	302,791
	Shenzhou International Group Holdings Ltd.	222,100	1,353,792
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	55,600	140,736
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	16,856	42,204
*	Siasun Robot & Automation Co. Ltd., Class A	62,200	136,958
	Sichuan Changhong Electric Co. Ltd., Class A	269,105	345,553
	Sichuan Chuantou Energy Co. Ltd., Class A	169,300	379,742

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Development Lomon Co. Ltd., Class A	115,700	$185,935
	Sichuan EM Technology Co. Ltd., Class A	51,700	298,637
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	625,500	272,059
*	Sichuan Hexie Shuangma Co. Ltd., Class A	45,400	177,848
*	Sichuan Hongda Co. Ltd., Class A	62,800	167,647
	Sichuan Jiuzhou Electric Co. Ltd., Class A	40,500	76,047
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	107,801	546,324
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H	18,700	1,131,109
	Sichuan New Energy Power Co. Ltd., Class A	119,900	307,124
	Sichuan Road & Bridge Group Co. Ltd., Class A	429,140	514,905
	Sichuan Yahua Industrial Group Co. Ltd., Class A	60,500	272,117
	Sineng Electric Co. Ltd., Class A	27,800	155,029
	Sino Biopharmaceutical Ltd.	10,703,500	7,450,317
*	Sinochem International Corp., Class A	63,500	42,803
	Sinofibers Technology Co. Ltd., Class A	26,900	146,077
	Sinolink Securities Co. Ltd., Class A	166,800	220,030
	Sinoma International Engineering Co., Class A	221,900	304,005
	Sinoma Science & Technology Co. Ltd., Class A	79,594	647,291
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	236,400	149,044
	Shares	Value»
CHINA — (Continued)
Sinomach Precision Industry Group Co. Ltd., Class A	23,800	$182,809
Sinomine Resource Group Co. Ltd., Class A	26,700	356,954
Sino-Platinum Metals Co. Ltd., Class A	57,200	169,034
Sinotruk Hong Kong Ltd.	562,500	2,766,772
Sinotruk Jinan Truck Co. Ltd., Class A	89,500	286,726
Skshu Paint Co. Ltd., Class A	31,289	195,668
Songcheng Performance Development Co. Ltd., Class A	121,800	137,692
SooChow Securities Co. Ltd., Class A	145,050	171,245
Southwest Securities Co. Ltd., Class A	109,536	68,154
SPIC Green Energy Co. Ltd., Class A	200,600	191,644
SPIC Industry-Finance Holdings Co. Ltd., Class A	162,300	140,731
Spring Airlines Co. Ltd., Class A	52,800	365,274
StarPower Semiconductor Ltd., Class A	12,760	194,702
State Grid Information & Communication Co. Ltd., Class A	70,300	176,767
State Grid Yingda Co. Ltd., Class A	211,600	184,328
STO Express Co. Ltd., Class A	117,700	282,213
Sumec Corp. Ltd., Class A	105,400	189,076
Sungrow Power Supply Co. Ltd., Class A	78,920	1,604,915
Sunresin New Materials Co. Ltd., Class A	25,400	238,147
Sunshine Guojian Pharmaceutical Shanghai Co. Ltd., Class A	5,234	56,383
Suntak Technology Co. Ltd., Class A	90,300	184,814

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sunwoda Electronic Co. Ltd., Class A	66,300	$268,397
	SUPCON Technology Co. Ltd., Class A	26,443	308,344
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	139,000	3,831,199
	Suzhou Maxwell Technologies Co. Ltd., Class A	14,461	509,603
	Suzhou TFC Optical Communication Co. Ltd., Class A	31,360	1,417,640
	Suzhou Veichi Electric Co. Ltd., Class A	2,731	27,575
*	Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A	7,983	122,061
	T&S Communications Co. Ltd., Class A	10,800	215,988
*	Talkweb Information System Co. Ltd., Class A	26,200	137,050
	TangShan Port Group Co. Ltd., Class A	531,500	361,915
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	133,300	151,661
	Tasly Pharmaceutical Group Co. Ltd., Class A	119,940	265,893
	TBEA Co. Ltd., Class A	291,720	1,154,708
	TCL Technology Group Corp., Class A	1,182,998	740,879
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	176,325	224,325
	TDG Holdings Co. Ltd., Class A	75,100	307,793
	Tencent Holdings Ltd.	2,822,300	171,404,589
	Tencent Music Entertainment Group, ADR	544,803	4,995,844
	Thunder Software Technology Co. Ltd., Class A	12,900	121,507
	Tian Di Science & Technology Co. Ltd., Class A	381,520	318,322
		Shares	Value»
CHINA — (Continued)
*	Tianfeng Securities Co. Ltd., Class A	342,800	$180,783
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	26,400	157,263
	Tianjin Port Co. Ltd., Class A	35,304	24,537
*	Tianma Microelectronics Co. Ltd., Class A	186,755	208,746
	Tianneng Battery Group Co. Ltd., Class A	23,919	107,108
#*	Tianqi Lithium Corp., Class H	147,600	1,258,725
	Tianshan Aluminum Group Co. Ltd., Class A	367,400	903,397
*	TianShan Material Co. Ltd., Class A	57,900	39,486
	Tianshui Huatian Technology Co. Ltd., Class A	229,800	443,365
	Tibet Huayu Mining Co. Ltd., Class A	44,300	186,849
	Tibet Mineral Development Co. Ltd., Class A	18,500	105,615
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	3,810	22,563
	Tinergy Chemical Co. Ltd., Class A	37,235	25,044
	Titan Wind Energy Suzhou Co. Ltd., Class A	84,400	149,007
	TongFu Microelectronics Co. Ltd., Class A	117,200	890,325
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	111,500	150,996
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	20,200	72,816
	Tongkun Group Co. Ltd., Class A	147,609	524,326
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	120,200	230,338

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	$919,475
*	Tongwei Co. Ltd., Class A	184,500	472,891
*	Tonze New Energy Technology Co. Ltd., Class A	23,400	131,137
	Topchoice Medical Corp., Class A	26,811	166,044
	Transfar Zhilian Co. Ltd., Class A	165,100	141,287
*	Trina Solar Co. Ltd., Class A	9,490	24,204
	Trip.com Group Ltd. (9961 HK)	101,650	5,488,995
	Trip.com Group Ltd. (TCOM US), ADR	293,024	15,884,831
*	TRS Information Technology Corp. Ltd., Class A	23,800	62,625
*	Tsinghua Tongfang Co. Ltd., Class A	160,300	188,232
	Tsingtao Brewery Co. Ltd., Class H	74,000	511,607
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	21,199	241,679
	Unisplendour Corp. Ltd., Class A	112,760	531,376
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	90,789	505,754
	Valiant Co. Ltd., Class A	10,500	25,585
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	4,400	16,728
*	Venustech Group, Inc., Class A	40,400	92,693
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	5,590	233,045
	Victory Giant Technology Huizhou Co. Ltd., Class A	56,100	2,741,582
	Visual China Group Co. Ltd., Class A	36,000	115,603
	Walvax Biotechnology Co. Ltd., Class A	91,600	174,819
		Shares	Value»
CHINA — (Continued)
	Wangsu Science & Technology Co. Ltd., Class A	138,500	$327,055
	Wanhua Chemical Group Co. Ltd., Class A	180,000	2,366,656
	Wanxiang Qianchao Co. Ltd., Class A	184,000	436,752
	Wasu Media Holding Co. Ltd., Class A	37,800	41,070
	Weichai Power Co. Ltd., Class H	2,380,800	11,834,689
	Weifu High-Technology Group Co. Ltd., Class A	48,000	137,779
	Weihai Guangwei Composites Co. Ltd., Class A	40,326	195,299
	Wens Foodstuff Group Co. Ltd., Class A	432,260	1,040,164
	Western Metal Materials Co. Ltd., Class A	18,300	171,516
	Western Mining Co. Ltd., Class A	168,200	735,232
	Western Region Gold Co. Ltd., Class A	41,400	199,034
	Western Securities Co. Ltd., Class A	238,600	251,695
	Western Superconducting Technologies Co. Ltd., Class A	29,292	278,622
	Wharf Holdings Ltd.	122,000	403,921
	Willfar Information Technology Co. Ltd., Class A	25,730	141,378
*	Wingtech Technology Co. Ltd., Class A	18,548	76,324
	Winner Medical Co. Ltd., Class A	15,277	70,139
	Winning Health Technology Group Co. Ltd., Class A	125,560	159,049
	Wolong Electric Group Co. Ltd., Class A	94,240	523,865
	Wuchan Zhongda Group Co. Ltd., Class A	358,650	269,402
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	16,100	247,638

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Wuhan Guide Infrared Co. Ltd., Class A	44,693	$97,409
*	Wuhan Jingce Electronic Group Co. Ltd., Class A	8,600	183,763
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	26,200	138,152
	Wuhu Token Science Co. Ltd., Class A	173,000	166,630
	Wuliangye Yibin Co. Ltd., Class A	254,106	3,614,833
	WUS Printed Circuit Kunshan Co. Ltd., Class A	117,900	1,794,820
Ω	WuXi AppTec Co. Ltd., Class H	356,660	6,265,768
	Wuxi Autowell Technology Co. Ltd., Class A	13,928	167,279
*Ω	Wuxi Biologics Cayman, Inc.	2,908,000	12,425,145
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	24,300	198,352
	Wuxi NCE Power Co. Ltd., Class A	21,100	126,423
	Wuxi Taiji Industry Ltd. Co., Class A	165,700	235,527
	XCMG Construction Machinery Co. Ltd., Class A	636,270	929,512
	XGD, Inc., Class A	7,000	22,777
	Xiamen Amoytop Biotech Co. Ltd., Class A	21,336	182,060
	Xiamen Bank Co. Ltd., Class A	213,800	241,314
	Xiamen C & D, Inc., Class A	162,900	226,817
	Xiamen Changelight Co. Ltd., Class A	25,000	121,881
	Xiamen Faratronic Co. Ltd., Class A	18,500	320,777
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	17,700	93,225
	Xiamen Intretech, Inc., Class A	40,100	113,333
	Xiamen ITG Group Corp. Ltd., Class A	26,700	24,195
		Shares	Value»
CHINA — (Continued)
	Xiamen Leading Optics Co. Ltd., Class A	11,000	$78,062
	Xiamen Tungsten Co. Ltd., Class A	117,280	997,847
	Xiamen Xiangyu Co. Ltd., Class A	206,400	218,346
	Xi'an Bright Laser Technologies Co. Ltd., Class A	12,047	155,101
	Xi'An Shaangu Power Co. Ltd., Class A	127,500	171,693
	Xi'an Triangle Defense Co. Ltd., Class A	25,000	109,272
*	Xiangcai Co. Ltd., Class A	122,300	159,800
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	63,200	114,619
	Xianhe Co. Ltd., Class A	54,500	175,779
*Ω	Xiaomi Corp., Class B	8,691,400	32,611,869
	Xinfengming Group Co. Ltd., Class A	138,600	376,815
*	Xinjiang Daqo New Energy Co. Ltd., Class A	84,156	276,244
*	Xinjiang Zhongtai Chemical Co. Ltd., Class A	195,500	198,386
	Xinxiang Richful Lube Additive Co. Ltd., Class A	23,900	163,198
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	260,600	176,046
	Xizang Zhufeng Resources Co. Ltd., Class A	66,200	269,501
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	15,800	40,848
*	XPeng, Inc., Class A	806,800	6,448,361
	Xuji Electric Co. Ltd., Class A	72,200	267,720
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	145,000	3,738,669
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	32,800	366,528

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yankershop Food Co. Ltd., Class A	11,500	$98,969
	Yankuang Energy Group Co. Ltd., Class H	3,732,300	7,830,956
	Yantai Eddie Precision Machinery Co. Ltd., Class A	49,800	169,628
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	67,155	1,349,730
	Yealink Network Technology Corp. Ltd., Class A	60,976	326,476
	Yifeng Pharmacy Chain Co. Ltd., Class A	43,880	149,156
	Yonfer Agricultural Technology Co. Ltd., Class A	103,600	231,453
*	Yonghui Superstores Co. Ltd., Class A	287,400	162,231
	YongXing Special Materials Technology Co. Ltd., Class A	32,970	422,008
*	Yonyou Network Technology Co. Ltd., Class A	83,600	143,553
	Youngor Fashion Co. Ltd., Class A	231,604	260,762
	Youngy Co. Ltd., Class A	9,200	146,882
	YTO Express Group Co. Ltd., Class A	218,962	689,890
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	39,810	53,272
	Yum China Holdings, Inc. (9987 HK)	145,200	7,105,107
	Yum China Holdings, Inc. (YUMC US)	240,624	11,658,233
	YUNDA Holding Group Co. Ltd., Class A	45,090	51,921
	Yunnan Aluminium Co. Ltd., Class A	320,700	1,507,711
	Yunnan Baiyao Group Co. Ltd., Class A	49,040	381,397
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	577,200	763,275
	Yunnan Copper Co. Ltd., Class A	223,600	632,367
		Shares	Value»
CHINA — (Continued)
*	Yunnan Energy New Material Group Co. Ltd., Class A	36,362	$444,613
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	25,900	266,787
	Yunnan Tin Co. Ltd., Class A	166,800	871,619
	Yunnan Yuntianhua Co. Ltd., Class A	103,600	550,585
	Zangge Mining Co. Ltd., Class A	52,700	694,842
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	17,550	368,743
	Zhaojin Mining Industry Co. Ltd., Class H	1,326,500	4,873,963
	Zhefu Holding Group Co. Ltd., Class A	354,923	275,145
*	Zhejiang Century Huatong Group Co. Ltd., Class A	222,400	522,757
	Zhejiang Cfmoto Power Co. Ltd., Class A	11,300	455,375
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	6,000	62,152
	Zhejiang China Commodities City Group Co. Ltd., Class A	311,679	607,403
	Zhejiang Chint Electrics Co. Ltd., Class A	117,221	563,459
	Zhejiang Crystal-Optech Co. Ltd., Class A	84,800	412,245
	Zhejiang Dahua Technology Co. Ltd., Class A	105,613	287,294
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	91,700	177,078
	Zhejiang Dingli Machinery Co. Ltd., Class A	10,170	82,355

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	21,900	$21,213
	Zhejiang Hailiang Co. Ltd., Class A	96,700	255,288
	Zhejiang HangKe Technology, Inc. Co., Class A	25,356	118,997
	Zhejiang Huace Film & Television Co. Ltd., Class A	27,300	35,060
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	103,140	246,424
	Zhejiang Huayou Cobalt Co. Ltd., Class A	64,611	636,201
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	6,900	51,702
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	64,600	404,341
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	10,900	23,630
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	138,400	85,717
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	89,600	395,713
	Zhejiang Juhua Co. Ltd., Class A	222,400	1,197,750
	Zhejiang Lante Optics Co. Ltd., Class A	22,256	251,261
	Zhejiang Longsheng Group Co. Ltd., Class A	124,200	239,073
	Zhejiang Medicine Co. Ltd., Class A	68,900	147,199
	Zhejiang NHU Co. Ltd., Class A	254,788	1,300,667
	Zhejiang Orient Holdings Group Co. Ltd., Class A	181,100	149,166
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	67,794	469,956
		Shares	Value»
CHINA — (Continued)
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	26,200	$251,134
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	24,800	143,692
	Zhejiang Supor Co. Ltd., Class A	17,054	117,600
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	114,100	228,716
	Zhejiang Wanma Co. Ltd., Class A	57,500	109,232
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	136,103	428,726
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	101,434	164,655
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	6,600	24,631
	Zhejiang XCC Group Co. Ltd., Class A	16,000	157,236
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	93,400	171,683
	Zhejiang Yinlun Machinery Co. Ltd., Class A	56,700	385,520
*	Zhejiang Yongtai Technology Co. Ltd., Class A	28,400	102,350
	Zhejiang Zhaolong Interconnect Technology Co. Ltd., Class A	14,640	113,475
	Zhende Medical Co. Ltd., Class A	14,000	188,939
	Zheshang Securities Co. Ltd., Class A	18,863	27,291
*	Zhewen Interactive Group Co. Ltd., Class A	68,600	101,111
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	57,700	90,795
	Zhongji Innolight Co. Ltd., Class A	41,237	5,207,111

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhongjin Gold Corp. Ltd., Class A	392,300	$1,504,418
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	8,300	41,040
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	142,700	196,847
	Zhongshan Public Utilities Group Co. Ltd., Class A	103,000	177,083
	Zhongtai Securities Co. Ltd., Class A	371,000	327,801
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	23,700	170,743
	Zhuzhou Kibing Group Co. Ltd., Class A	139,401	129,558
*	Zhuzhou Smelter Group Co. Ltd., Class A	73,400	287,341
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	214,600	207,159
	Zijin Mining Group Co. Ltd., Class H	5,015,000	23,289,652
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	36,000	36,255
#	ZTE Corp., Class H	667,085	2,141,420
	ZTO Express Cayman, Inc. (2057 HK)	245,350	6,216,886
	ZTO Express Cayman, Inc. (ZTO US), ADR	244,606	6,259,468
TOTAL CHINA			1,653,729,741
COLOMBIA — (0.1%)
	Cementos Argos SA	216,110	706,807
	Grupo Argos SA	258,107	1,120,819
	Grupo Aval Acciones y Valores SA, ADR	3,517	15,686
	Grupo Cibest SA CIB US, ADR	47,711	3,253,413
	Grupo Cibest SA CIBEST CB	147,787	3,064,197
	Grupo de Inversiones Suramericana SA	66,026	930,192
	Grupo Energia Bogota SA ESP	1,037,070	867,909
	Shares	Value»
COLOMBIA — (Continued)
Interconexion Electrica SA ESP	257,551	$1,991,894
TOTAL COLOMBIA		11,950,917
CZECH REPUBLIC — (0.1%)
CEZ AS	91,935	5,300,033
Komercni Banka AS	56,670	3,019,364
TOTAL CZECH REPUBLIC		8,319,397
EGYPT — (0.1%)
Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	1,634,917	4,098,683
Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	134,573	334,414
TOTAL EGYPT		4,433,097
GREECE — (0.5%)
# Allwyn AG	107,743	1,538,685
Alpha Bank SA	1,758,982	7,059,198
Athens International Airport SA	10,911	124,413
Cenergy Holdings SA	13,968	393,155
Eurobank SA	1,681,269	7,315,288
GEK Terna SA	6,380	306,601
Hellenic Telecommunications Organization SA	97,050	2,074,912
#* Metlen Energy & Metals PLC	74,839	3,077,408
Motor Oil Hellas Corinth Refineries SA	40,122	1,790,858
National Bank of Greece SA	384,309	6,090,599
Piraeus Bank SA	535,170	5,066,480
Public Power Corp. SA	126,057	2,676,520
Titan SA (TITC GA)	23,742	1,276,189
TOTAL GREECE		38,790,306
HUNGARY — (0.4%)
MOL Hungarian Oil & Gas PLC	463,711	6,193,415
OTP Bank Nyrt	125,562	16,841,493
Richter Gedeon Nyrt	123,338	5,202,364
TOTAL HUNGARY		28,237,272

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (12.7%)
	360 ONE WAM Ltd.	171,402	$1,885,098
	3M India Ltd.	1,562	550,672
	ABB India Ltd.	26,388	2,023,873
	ACC Ltd.	30,414	455,905
*	Adani Energy Solutions Ltd.	216,444	3,083,327
	Adani Enterprises Ltd. ADE IN	45,622	1,164,819
*	Adani Green Energy Ltd.	131,892	1,722,182
	Adani Ports & Special Economic Zone Ltd.	402,117	7,143,142
*	Adani Power Ltd.	3,090,330	7,279,256
	Adani Total Gas Ltd.	113,975	766,290
*	Aditya Birla Capital Ltd.	835,604	3,060,539
*	Aditya Birla Lifestyle Brands Ltd.	177,988	194,362
	AIA Engineering Ltd.	17,226	720,177
	Ajanta Pharma Ltd.	32,287	965,601
	Alkem Laboratories Ltd.	35,147	2,016,705
	Ambuja Cements Ltd.	409,686	1,925,743
	Apar Industries Ltd.	15,600	2,042,711
	APL Apollo Tubes Ltd.	162,807	3,286,359
	Apollo Hospitals Enterprise Ltd.	74,506	6,024,813
	Ashok Leyland Ltd.	4,027,856	6,942,678
	Asian Paints Ltd.	197,685	5,141,157
Ω	Aster DM Healthcare Ltd.	73,313	548,475
	Astral Ltd.	88,885	1,443,040
Ω	AU Small Finance Bank Ltd.	395,786	4,240,552
	Aurobindo Pharma Ltd.	288,162	4,228,554
*Ω	Avenue Supermarts Ltd.	35,843	1,750,726
	Axis Bank Ltd. (AXSB IN)	1,416,092	19,101,253
	Bajaj Auto Ltd.	50,149	5,322,338
	Bajaj Finance Ltd.	1,665,720	16,592,667
	Bajaj Finserv Ltd.	240,357	4,432,025
	Bajaj Holdings & Investment Ltd.	33,140	3,594,733
	Balkrishna Industries Ltd.	93,488	2,139,032
	Bank of Baroda	904,824	2,530,620
	Bank of India	561,814	833,979
	Bank of Maharashtra	1,454,625	1,210,391
	Berger Paints India Ltd.	198,042	988,148
	Bharat Dynamics Ltd.	17,489	254,318
	Bharat Electronics Ltd.	1,934,297	8,840,710
		Shares	Value»
INDIA — (Continued)
	Bharat Forge Ltd.	261,827	$5,242,628
	Bharat Heavy Electricals Ltd.	809,243	3,017,066
	Bharat Petroleum Corp. Ltd.	1,234,414	3,946,944
	Bharti Airtel Ltd.	1,645,836	32,973,376
	Biocon Ltd.	378,817	1,436,980
	Blue Star Ltd.	90,802	1,712,946
	Bosch Ltd.	4,147	1,584,332
	Britannia Industries Ltd.	76,394	4,615,338
	BSE Ltd.	148,818	5,739,334
	Canara Bank	1,973,841	2,818,195
	CG Power & Industrial Solutions Ltd.	541,263	4,653,049
	Cholamandalam Financial Holdings Ltd.	33,515	548,738
	Cholamandalam Investment & Finance Co. Ltd.	429,365	7,152,302
	Cipla Ltd.	483,014	6,670,278
	Coal India Ltd.	930,060	4,731,790
Ω	Cochin Shipyard Ltd.	18,014	332,026
	Coforge Ltd.	230,890	2,940,092
	Colgate-Palmolive India Ltd.	122,914	2,728,063
	Container Corp. of India Ltd.	213,239	1,147,507
	Coromandel International Ltd.	112,977	2,386,055
	CRISIL Ltd.	1,167	52,849
	Cummins India Ltd.	102,595	5,719,696
	Dabur India Ltd.	368,429	1,724,755
	Dalmia Bharat Ltd.	43,127	868,952
*	Delhivery Ltd.	187,681	927,371
	Divi's Laboratories Ltd.	68,881	4,743,568
	Dixon Technologies India Ltd.	27,187	3,234,948
	DLF Ltd.	440,685	2,743,803
#	Dr. Reddy's Laboratories Ltd., ADR	511,886	6,982,125
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	122,796	1,717,676
	Eicher Motors Ltd.	114,941	8,649,937
Ω	Endurance Technologies Ltd.	25,870	639,159
	Escorts Kubota Ltd.	17,920	621,882
*	Eternal Ltd.	1,053,757	2,760,152
	Federal Bank Ltd.	1,697,986	5,174,510
	Fortis Healthcare Ltd.	297,272	2,904,502

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	FSN E-Commerce Ventures Ltd.	1,051,809	$2,974,734
	GAIL India Ltd. (GAID LI), GDR	46,634	494,734
	GAIL India Ltd. (GAIL IN)	2,001,507	3,472,772
	GE Vernova T&D India Ltd.	123,114	5,802,881
	GlaxoSmithKline Pharmaceuticals Ltd.	33,256	825,383
	Glenmark Pharmaceuticals Ltd.	167,443	4,247,036
*	GMR Airports Ltd.	2,072,479	2,107,973
	Godfrey Phillips India Ltd.	30,767	735,060
	Godrej Consumer Products Ltd.	250,207	2,835,538
*	Godrej Industries Ltd.	6,786	68,231
*	Godrej Properties Ltd.	101,763	1,972,647
	Grasim Industries Ltd.	217,483	6,430,224
	Gujarat Fluorochemicals Ltd.	17,400	660,910
	Havells India Ltd.	140,576	1,844,637
	HCL Technologies Ltd.	748,715	9,541,127
Ω	HDFC Asset Management Co. Ltd.	164,362	4,728,229
	HDFC Bank Ltd.	4,008,105	32,912,141
Ω	HDFC Life Insurance Co. Ltd.	311,608	1,942,458
	Hero MotoCorp Ltd. (HMCL IN)	148,958	8,066,592
	Hindalco Industries Ltd.	1,268,841	13,926,799
	Hindustan Aeronautics Ltd.	133,522	6,117,948
	Hindustan Copper Ltd.	232,601	1,332,769
	Hindustan Petroleum Corp. Ltd.	828,280	3,284,071
	Hindustan Unilever Ltd.	302,576	7,202,966
	Hitachi Energy India Ltd.	7,055	2,507,544
	Housing & Urban Development Corp. Ltd.	301,031	714,825
	Hyundai Motor India Ltd.	64,753	1,253,147
		Shares	Value»
INDIA — (Continued)
	ICICI Bank Ltd. (IBN US), Sponsored ADR	649,989	$17,283,194
	ICICI Bank Ltd. (ICICIBC IN)	2,117,842	28,469,643
Ω	ICICI Lombard General Insurance Co. Ltd.	138,501	2,580,517
Ω	ICICI Prudential Life Insurance Co. Ltd.	177,682	963,776
	IDFC First Bank Ltd.	2,456,209	1,815,006
	Indian Bank	219,416	1,973,665
	Indian Hotels Co. Ltd.	571,497	3,864,033
	Indian Oil Corp. Ltd.	2,031,413	3,062,213
	Indian Railway Catering & Tourism Corp. Ltd.	238,383	1,366,655
Ω	Indian Railway Finance Corp. Ltd.	1,076,163	1,195,164
*	Indus Towers Ltd.	1,387,394	6,020,615
*	IndusInd Bank Ltd.	374,271	3,649,656
	Info Edge India Ltd.	236,034	2,425,476
	Infosys Ltd. (INFO IN)	2,050,258	25,828,407
#	Infosys Ltd. (INFY US), Sponsored ADR	292,788	3,648,138
Ω	InterGlobe Aviation Ltd.	158,023	7,224,833
	Ipca Laboratories Ltd.	74,061	1,195,640
	ITC Ltd.	1,903,271	6,343,055
	JB Chemicals & Pharmaceuticals Ltd.	54,507	1,178,849
	Jindal Stainless Ltd.	394,916	3,215,846
	Jindal Steel Ltd.	460,508	5,992,183
	Jio Financial Services Ltd.	1,848,237	4,834,688
	JK Cement Ltd.	25,494	1,430,901
	JSW Energy Ltd.	426,050	2,526,189
	JSW Steel Ltd.	562,687	7,523,525
	Jubilant Foodworks Ltd.	251,454	1,273,597
	Kalyan Jewellers India Ltd.	6,886	30,126
	KEI Industries Ltd.	36,348	1,877,374
	Kotak Mahindra Bank Ltd.	2,034,300	8,271,555
	L&T Finance Ltd.	591,068	1,757,988
Ω	L&T Technology Services Ltd.	7,612	293,727
	Larsen & Toubro Ltd.	407,984	17,361,308
Ω	Laurus Labs Ltd.	285,414	3,349,055
	Linde India Ltd.	11,530	896,375
	Lloyds Metals & Energy Ltd.	94,251	1,753,381
Ω	Lodha Developers Ltd.	213,133	2,021,659

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	LTM Ltd.	50,591	$2,294,224
	Lupin Ltd.	242,314	5,941,152
	Mahindra & Mahindra Financial Services Ltd.	504,361	1,662,744
	Mahindra & Mahindra Ltd.	793,184	25,986,540
	Malco Energy Ltd.	1,388,095	495,635
	Mangalore Refinery & Petrochemicals Ltd.	113,128	201,484
	Mankind Pharma Ltd.	69,237	1,646,043
	Marico Ltd.	528,814	4,335,660
	Maruti Suzuki India Ltd.	61,939	8,742,338
*	Max Financial Services Ltd.	131,466	2,210,092
	Max Healthcare Institute Ltd.	448,222	4,710,990
	Mazagon Dock Shipbuilders Ltd.	14,184	410,999
	Motherson Sumi Wiring India Ltd.	614,101	265,802
	Motilal Oswal Financial Services Ltd.	72,700	621,226
	Mphasis Ltd.	124,074	2,993,318
	MRF Ltd.	2,197	3,020,170
	Multi Commodity Exchange of India Ltd.	122,916	3,869,328
	Muthoot Finance Ltd.	229,466	8,333,819
	Narayana Hrudayalaya Ltd.	77,337	1,449,182
	National Aluminium Co. Ltd.	879,330	3,683,751
	Navin Fluorine International Ltd.	20,543	1,481,131
	Nestle India Ltd.	384,606	5,946,451
	NHPC Ltd.	1,619,197	1,430,293
Ω	Nippon Life India Asset Management Ltd.	137,592	1,473,309
	NLC India Ltd.	278,243	932,056
	NMDC Ltd.	4,246,697	4,066,140
*	NMDC Steel Ltd.	1,251,805	567,002
	NTPC Ltd.	2,211,859	9,357,089
	Oberoi Realty Ltd.	101,713	1,797,905
	Oil & Natural Gas Corp. Ltd.	1,561,187	4,936,772
	Oil India Ltd.	386,172	2,001,820
	One 97 Communications Ltd.	203,377	2,363,876
	Oracle Financial Services Software Ltd.	27,889	2,884,833
		Shares	Value»
INDIA — (Continued)
	Page Industries Ltd.	5,755	$2,264,118
	Patanjali Foods Ltd.	163,012	791,845
*	PB Fintech Ltd.	153,720	2,709,188
	Persistent Systems Ltd.	99,777	5,102,192
	Petronet LNG Ltd.	1,034,909	3,052,585
	Phoenix Mills Ltd.	121,961	2,278,447
	PI Industries Ltd.	41,137	1,338,069
	Pidilite Industries Ltd.	225,220	3,284,329
*	Piramal Finance Ltd.	20,480	432,130
	Polycab India Ltd.	41,810	3,581,216
*	Poonawalla Fincorp Ltd.	23,907	106,146
	Power Finance Corp. Ltd.	1,781,182	8,467,233
	Power Grid Corp. of India Ltd.	2,200,898	7,426,666
	Prestige Estates Projects Ltd.	109,654	1,636,751
	Procter & Gamble Hygiene & Health Care Ltd.	10,034	1,081,428
	Punjab National Bank	1,807,490	2,096,582
	Radico Khaitan Ltd.	51,912	1,884,017
	Rail Vikas Nigam Ltd.	196,294	620,513
	REC Ltd.	1,844,827	6,944,359
Ω	Reliance Industries Ltd. (RIGD LI), Sponsored GDR	4,596	278,619
	Reliance Industries Ltd. (RIL IN)	3,290,177	50,081,472
	Samvardhana Motherson International Ltd.	5,022,432	6,474,962
	SBI Cards & Payment Services Ltd.	82,745	565,491
Ω	SBI Life Insurance Co. Ltd.	267,229	5,135,143
	Schaeffler India Ltd.	33,548	1,471,590
	Shree Cement Ltd.	6,418	1,647,454
	Shriram Finance Ltd.	1,643,538	16,366,027
	Siemens Energy India Ltd.	25,747	894,606
*	Siemens Ltd.	25,747	1,042,269
	Solar Industries India Ltd.	25,227	4,129,131
Ω	Sona Blw Precision Forgings Ltd.	169,651	1,090,132
	SRF Ltd.	135,219	3,619,404
	State Bank of India (SBID LI), GDR	128	14,615
	State Bank of India (SBIN IN)	1,072,406	12,169,714

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	State Bank of India (SBKFF US), GDR	1,669	$190,600
	Steel Authority of India Ltd.	950,894	1,865,511
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	408,584	7,834,116
	Sundaram Finance Ltd.	61,172	2,925,177
	Supreme Industries Ltd.	53,095	2,043,823
*	Suzlon Energy Ltd.	5,966,226	3,520,999
	Talwandi Sabo Power Ltd.	1,388,095	495,635
	Tata Communications Ltd.	86,902	1,458,806
	Tata Consultancy Services Ltd.	555,544	14,584,054
	Tata Consumer Products Ltd.	281,776	3,414,266
*	Tata Motors Ltd./new	1,305,010	5,703,369
	Tata Motors Passenger Vehicles Ltd.	1,305,010	4,730,313
	Tata Power Co. Ltd.	1,129,055	5,324,658
	Tata Steel Ltd.	6,555,164	14,661,147
	Tech Mahindra Ltd.	490,966	7,676,117
	Thermax Ltd.	4,549	195,462
	Titan Co. Ltd.	188,444	8,754,031
	Torrent Pharmaceuticals Ltd.	118,651	5,250,817
	Torrent Power Ltd.	153,081	2,839,727
	Trent Ltd.	113,086	4,968,842
	Tube Investments of India Ltd.	79,804	2,498,056
	TVS Motor Co. Ltd.	217,577	8,055,211
	UltraTech Cement Ltd.	61,650	7,571,550
	Union Bank of India Ltd.	1,395,817	2,455,019
	United Breweries Ltd.	39,159	602,444
	United Spirits Ltd.	217,067	3,046,480
	UNO Minda Ltd.	131,150	1,545,898
	UPL Ltd.	556,261	3,787,558
	Varun Beverages Ltd.	879,412	4,814,399
	Vedanta Aluminium Metal Ltd.	1,388,095	5,805,462
	Vedanta Iron & Steel Ltd.	1,388,095	212,352
	Vedanta Ltd.	1,388,095	4,007,588
*	Vodafone Idea Ltd.	21,356,038	2,302,177
	Voltas Ltd.	129,726	1,974,882
	Wipro Ltd.	1,779,534	3,802,164
*	Yes Bank Ltd.	10,310,106	2,185,299
		Shares	Value»
INDIA — (Continued)
	Zydus Lifesciences Ltd.	252,848	$2,392,891
TOTAL INDIA			1,032,479,799
INDONESIA — (0.8%)
	Alamtri Minerals Indonesia Tbk. PT	4,192,200	448,963
	Alamtri Resources Indonesia Tbk. PT	16,647,200	2,427,893
*	Amman Mineral Internasional PT	238,500	70,378
	Aneka Tambang Tbk. PT	8,978,300	1,948,421
	Astra International Tbk. PT	15,034,610	5,208,573
	Bank Central Asia Tbk. PT	31,687,900	10,743,469
	Bank Mandiri Persero Tbk. PT	27,348,268	6,958,804
	Bank Negara Indonesia Persero Tbk. PT	11,716,444	2,524,412
	Bank Rakyat Indonesia Persero Tbk. PT	32,740,776	5,663,976
	Bank Syariah Indonesia Persero Tbk. PT	8,645,123	887,862
*	Barito Pacific Tbk. PT	13,950,128	1,482,180
*	Barito Renewables Energy Tbk. PT	2,860,700	742,054
*	Bumi Resources Minerals Tbk. PT	30,671,800	1,428,343
*	Bumi Resources Tbk. PT	74,898,500	1,041,646
*	Capital Financial Indonesia Tbk. PT	4,823,600	375,584
	Chandra Asri Pacific Tbk. PT	1,252,700	384,072
	Charoen Pokphand Indonesia Tbk. PT	6,883,800	1,595,260
	Dayamitra Telekomunikasi PT	10,333,700	307,992
*	Dian Swastatika Sentosa Tbk. PT	14,157,500	1,326,227
	Elang Mahkota Teknologi Tbk. PT	4,847,700	231,654
*	Impack Pratama Industri Tbk. PT	6,874,600	882,382
	Indah Kiat Pulp & Paper Tbk. PT	979,500	553,757
	Indofood CBP Sukses Makmur Tbk. PT	1,537,500	603,025

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Indofood Sukses Makmur Tbk. PT	3,993,100	$1,557,670
	Indosat Tbk. PT	5,025,400	580,000
	Kalbe Farma Tbk. PT	5,856,500	293,587
	Mayora Indah Tbk. PT	2,476,525	244,152
*	Merdeka Battery Materials Tbk. PT	24,789,100	972,408
*	Merdeka Copper Gold Tbk. PT	5,782,895	1,082,178
	Pantai Indah Kapuk Dua Tbk. PT	441,996	216,099
	Perusahaan Gas Negara Persero Tbk. PT	3,447,300	387,816
	Petrindo Jaya Kreasi Tbk. PT	15,216,000	1,058,120
	Sumber Alfaria Trijaya Tbk. PT	13,653,700	1,044,898
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	36,996,000	6,051,913
	Tower Bersama Infrastructure Tbk. PT	407,000	41,075
	Transcoal Pacific Tbk. PT	810,200	538,150
	Trimegah Bangun Persada Tbk. PT	9,312,400	562,872
	Unilever Indonesia Tbk. PT	5,092,400	452,270
	United Tractors Tbk. PT	1,725,996	2,900,043
	Vale Indonesia Tbk. PT	1,839,600	729,977
	XLSMART Telecom Sejahtera Tbk. PT	6,082,400	1,033,615
TOTAL INDONESIA			67,583,770
KUWAIT — (0.5%)
	Al Ahli Bank of Kuwait KSCP	994,645	903,497
	Boubyan Bank KSCP	407,266	900,128
	Burgan Bank SAK	869,354	568,232
	Gulf Bank KSCP	2,723,794	3,007,175
	Kuwait Finance House KSCP	5,098,020	13,098,397
	Kuwait Telecommunications Co.	276,693	582,616
	Mabanee Co. KPSC	742,053	2,427,008
	Mobile Telecommunications Co. KSCP	2,459,186	4,558,955
		Shares	Value»
KUWAIT — (Continued)
	National Bank of Kuwait SAKP	4,162,293	$11,646,258
	National Industries Group Holding SAK	1,626,920	1,372,750
*	Warba Bank KSCP	2,192,595	2,077,924
TOTAL KUWAIT			41,142,940
MALAYSIA — (1.3%)
	99 Speed Mart Retail Holdings Bhd.	1,046,000	910,341
	Alliance Bank Malaysia Bhd.	1,015,270	1,192,822
	AMMB Holdings Bhd. (AMM MK)	2,154,159	3,337,932
#	Axiata Group Bhd.	2,965,732	1,756,192
	Batu Kawan Bhd.	122,700	648,382
#	Bursa Malaysia Bhd.	431,100	928,248
#	CelcomDigi Bhd.	2,444,520	1,847,679
*	Chin Hin Group Bhd.	239,300	126,085
#	CIMB Group Holdings Bhd.	5,567,870	10,752,721
#	Dialog Group Bhd.	2,254,018	1,289,810
#	Eco World Development Group Bhd.	820,900	426,873
#	Fraser & Neave Holdings Bhd.	115,900	913,734
#	Frontken Corp. Bhd.	1,053,300	1,124,106
	Gamuda Bhd.	3,404,909	3,799,440
#	Genting Bhd.	1,872,800	1,214,324
	Genting Malaysia Bhd.	2,461,200	1,227,538
	HAP Seng Consolidated Bhd.	362,800	265,104
	Heineken Malaysia Bhd.	98,700	568,685
	Hong Leong Bank Bhd.	239,466	1,342,960
	Hong Leong Financial Group Bhd.	209,483	994,629
#	IHH Healthcare Bhd.	853,800	1,896,710
	IJM Corp. Bhd.	2,122,200	1,292,084
	IOI Corp. Bhd.	1,281,405	1,393,366
	IOI Properties Group Bhd.	1,450,429	1,517,955
	KPJ Healthcare Bhd.	1,728,500	1,450,595
#	Kuala Lumpur Kepong Bhd.	368,802	1,970,771
#	Malayan Banking Bhd.	3,197,119	8,928,366
	Malayan Cement Bhd.	398,900	698,534
	Maxis Bhd.	1,729,500	1,522,200
	MISC Bhd.	598,498	1,262,724
#Ω	Mr. DIY Group M Bhd.	2,527,150	1,064,353
#	Nestle Malaysia Bhd.	53,800	1,470,219

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Petronas Chemicals Group Bhd.	1,381,400	$2,061,781
#	Petronas Dagangan Bhd.	232,200	1,182,656
	Petronas Gas Bhd.	383,200	1,718,305
#	PPB Group Bhd.	542,580	1,575,218
	Press Metal Aluminium Holdings Bhd.	2,060,800	4,478,570
	Public Bank Bhd.	7,869,170	9,279,211
#	QL Resources Bhd.	1,595,677	1,526,967
	RHB Bank Bhd.	1,765,080	3,619,255
	SD Guthrie Bhd.	1,466,921	2,290,170
	Sime Darby Bhd.	3,795,661	2,068,749
#	Sime Darby Property Bhd.	2,592,500	927,982
#	Sunway Bhd.	1,579,882	2,139,527
#	Sunway Construction Group Bhd.	528,600	911,469
*	Sunway Healthcare Holdings Bhd., Class B	157,988	75,185
#*	Tanco Holdings Bhd.	431,700	169,625
#	Telekom Malaysia Bhd.	803,529	1,515,242
	Tenaga Nasional Bhd.	1,305,750	4,785,567
	TIME dotCom Bhd.	897,000	1,364,694
	United Plantations Bhd.	233,150	1,863,772
	ViTrox Corp. Bhd.	333,600	458,738
#	Westports Holdings Bhd.	636,023	913,626
#	Yinson Holdings Bhd.	745,800	402,786
#	YTL Corp. Bhd.	3,814,554	1,964,579
#	YTL Power International Bhd.	2,014,899	1,941,231
	Zetrix Ai Bhd.	1,661,737	344,140
TOTAL MALAYSIA			108,714,527
MEXICO — (1.7%)
	America Movil SAB de CV (2228390D US), ADR	82,077	2,183,248
#	America Movil SAB de CV (AMXB MM)	12,430,805	16,537,877
#	Arca Continental SAB de CV	325,180	3,909,010
	Cemex SAB de CV (CEMEXCPO MM)	9,114,032	11,196,561
	Cemex SAB de CV (CX US), Sponsored ADR	285,199	3,507,948
		Shares	Value»
MEXICO — (Continued)
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	1,577	$160,192
#	Coca-Cola Femsa SAB de CV (KOFUBL MM)	366,297	3,710,465
*	Controladora AXTEL SAB de CV	3,493,876	167,208
	El Puerto de Liverpool SAB de CV, Class C1	163,857	968,406
#	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	607,316	7,173,341
#	Gruma SAB de CV, Class B	178,279	3,099,382
	Grupo Aeroportuario del Centro Norte SAB de CV	26,333	347,469
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	217,300	5,472,649
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	13,013	3,277,584
#	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	11,915	3,644,084
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	2,990	90,920
#	Grupo Bimbo SAB de CV	1,102,316	3,747,060
	Grupo Carso SAB de CV	435,634	3,325,018
	Grupo Comercial Chedraui SA de CV	252,510	1,477,462
	Grupo Financiero Banorte SAB de CV, Class O	1,638,910	17,860,680
#	Grupo Financiero Inbursa SAB de CV, Class O	1,422,803	3,502,334
	Grupo Mexico SAB de CV	1,862,727	20,420,312
*	Industrias Penoles SAB de CV	201,231	10,206,410

The Emerging Markets Series
CONTINUED
	Shares	Value»
MEXICO — (Continued)
Kimberly-Clark de Mexico SAB de CV, Class A	1,549,006	$3,498,199
Organizacion Soriana SAB de CV, Class B	169,864	325,755
Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	185,070	2,930,226
Wal-Mart de Mexico SAB de CV	2,157,015	6,819,815
TOTAL MEXICO		139,559,615
PERU — (0.1%)
Cementos Pacasmayo SAA, ADR	17,152	182,672
Cia de Minas Buenaventura SAA, ADR	35,679	1,162,779
Credicorp Ltd.	31,265	10,135,175
TOTAL PERU		11,480,626
PHILIPPINES — (0.3%)
Aboitiz Equity Ventures, Inc.	1,075,020	508,636
Aboitiz Power Corp.	1,003,100	742,626
Ayala Corp.	139,782	1,062,823
Ayala Land, Inc.	2,940,018	723,388
Bank of the Philippine Islands	1,306,982	1,902,884
BDO Unibank, Inc.	1,877,628	3,511,078
China Banking Corp.	473,650	463,531
DMCI Holdings, Inc.	2,013,600	313,573
Emperador, Inc.	1,167,000	289,072
Globe Telecom, Inc.	23,412	627,975
International Container Terminal Services, Inc.	556,400	6,448,487
JG Summit Holdings, Inc.	1,773,600	783,038
Jollibee Foods Corp.	297,240	768,999
LT Group, Inc.	937,100	228,705
Manila Electric Co.	135,740	1,440,308
Metropolitan Bank & Trust Co.	1,653,498	1,803,157
PLDT, Inc. (TEL PM)	68,690	1,401,354
San Miguel Corp.	856,840	1,002,183
SM Investments Corp.	76,213	751,516
SM Prime Holdings, Inc.	3,779,510	1,169,566
		Shares	Value»
PHILIPPINES — (Continued)
	Universal Robina Corp.	559,050	$555,351
TOTAL PHILIPPINES			26,498,250
POLAND — (1.1%)
	Alior Bank SA	113,791	3,886,731
*Ω	Allegro.eu SA	126,634	1,042,823
	Asseco Poland SA	38,891	1,961,811
	Bank Handlowy w Warszawie SA	30,810	971,071
*	Bank Millennium SA	463,894	2,287,886
	Bank Polska Kasa Opieki SA	133,639	8,365,596
	BNPP Bank Polska SA	2,626	107,283
#	Budimex SA	11,804	2,146,005
	CD Projekt SA	38,715	2,949,681
*Ω	Dino Polska SA	274,720	2,431,958
#	ING Bank Slaski SA	26,990	2,931,635
*	KGHM Polska Miedz SA	96,352	8,093,562
#	LPP SA	744	4,498,532
*	mBank SA	13,901	4,393,290
*	Modivo SA	6,767	148,553
	Orange Polska SA	520,008	2,134,371
	ORLEN SA	335,253	12,321,405
#	Pepco Group NV	154,163	1,374,902
*	PGE Polska Grupa Energetyczna SA	1,029,752	3,028,729
	Powszechna Kasa Oszczednosci Bank Polski SA	344,222	9,017,103
	Powszechny Zaklad Ubezpieczen SA	370,671	6,521,167
	Santander Bank Polska SA	16,241	2,767,485
*	Tauron Polska Energia SA	1,241,086	3,243,211
TOTAL POLAND			86,624,790
QATAR — (0.5%)
	Al Rayan Bank	2,077,946	1,235,865
	Commercial Bank PSQC	2,034,252	2,405,632
	Dukhan Bank	1,186,160	1,130,202
*	Estithmar Holding QPSC	454,098	492,358
	Industries Qatar QSC	231,604	760,536
	Mesaieed Petrochemical Holding Co.	2,324,863	757,474
	Nebras Energy	357,684	1,438,544
	Ooredoo QPSC	1,014,178	3,819,282

The Emerging Markets Series
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar Fuel QSC	305,936	$1,204,071
	Qatar Gas Transport Co. Ltd.	2,385,438	2,805,908
	Qatar International Islamic Bank QSC	712,622	2,214,119
	Qatar Islamic Bank QPSC	527,711	3,222,936
	Qatar National Bank QPSC	3,464,678	16,498,502
	Qatar Navigation QSC	744,069	2,103,867
TOTAL QATAR			40,089,296
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	982,159	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	311,153	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	172,148	0
*††	PhosAgro PJSC	582	0
*††	Polyus PJSC (PLZL LI), GDR	20,177	0
*††	RusHydro PJSC (HYDR LI), ADR	801,602	0
*††	RusHydro PJSC (RSHYY US), ADR	6,421	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	948,237	0
*††	Severstal PAO (SVJTY US), GDR	110	0
*††	Severstal PAO (SVST LI), GDR	67,765	0
*††	VTB Bank PJSC (VTBR LI), GDR	1,705,908	0
SAUDI ARABIA — (2.4%)
*	ACWA Power Co.	41,642	1,872,637
	Ades Holding Co.	319,117	1,676,683
	Al Rajhi Bank	1,548,895	28,397,334
	Aldrees Petroleum & Transport Services Co.	44,369	1,422,878
	Alinma Bank	1,088,777	7,073,837
	Almarai Co. JSC	364,379	4,030,368
	Arab National Bank	762,016	4,387,053
	Arabian Internet & Communications Services Co.	6,187	367,235
		Shares	Value»
SAUDI ARABIA — (Continued)
	Astra Industrial Group Co.	33,646	$1,267,498
	Bank AlBilad	633,158	4,243,345
	Bank Al-Jazira	622,708	1,953,003
	Banque Saudi Fransi	958,286	4,942,342
	Bupa Arabia for Cooperative Insurance Co.	60,442	2,948,015
	Co. for Cooperative Insurance	79,101	2,753,413
	Dallah Healthcare Co.	14,144	470,035
*	Dar Al Arkan Real Estate Development Co.	546,845	2,588,401
	Dr. Sulaiman Al Habib Medical Services Group Co.	60,063	3,888,872
	Electrical Industries Co.	478,936	2,326,344
	Elm Co.	21,452	3,359,364
	Etihad Etisalat Co.	520,555	9,038,287
*	Jabal Omar Development Co.	307,197	1,299,557
	Jamjoom Pharmaceuticals Factory Co.	13,543	562,081
	Jarir Marketing Co.	531,067	2,132,614
	Mobile Telecommunications Co. Saudi Arabia	201,146	629,997
	Mouwasat Medical Services Co.	95,550	1,735,931
	Nahdi Medical Co.	3,491	97,992
*	Rabigh Refining & Petrochemical Co.	408,020	1,613,273
*	Rasan Information Technology Co.	34,905	1,316,413
	Riyad Bank	1,535,284	8,502,115
	Riyadh Cables Group Co.	33,438	1,180,220
	SABIC Agri-Nutrients Co.	179,530	6,981,014
	Sahara International Petrochemical Co.	336,949	1,444,506
	SAL Saudi Logistics Services	25,140	1,106,438
*	Saudi Arabian Mining Co.	432,137	7,578,237
Ω	Saudi Arabian Oil Co.	2,942,328	21,823,882
	Saudi Aramco Base Oil Co.	25,217	850,808
	Saudi Awwal Bank	645,952	5,875,732

The Emerging Markets Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Basic Industries Corp.	216,276	$3,534,510
	Saudi Energy Co.	586,852	2,783,284
	Saudi Industrial Investment Group	138,424	515,653
	Saudi Investment Bank	614,846	2,173,042
	Saudi National Bank	1,208,763	12,673,095
*	Saudi Research & Media Group	20,583	422,569
	Saudi Tadawul Group Holding Co.	18,336	648,642
	Saudi Telecom Co.	1,584,604	18,417,839
	Yanbu National Petrochemical Co.	212,688	2,086,252
TOTAL SAUDI ARABIA			196,992,640
SOUTH AFRICA — (3.0%)
	Absa Group Ltd.	684,971	9,604,054
	Anglogold Ashanti PLC (AU US)	236,847	22,199,669
	Bid Corp. Ltd.	238,374	5,855,010
	Bidvest Group Ltd.	355,274	4,992,511
	Capitec Bank Holdings Ltd.	32,018	8,311,858
	Clicks Group Ltd.	223,625	3,550,168
	Discovery Ltd.	551,054	8,576,722
	Exxaro Resources Ltd.	68,777	907,817
	FirstRand Ltd.	2,638,155	13,987,706
	Gold Fields Ltd. (GFI US), Sponsored ADR	568,611	24,154,595
#	Harmony Gold Mining Co. Ltd. (HAR SJ)	355,901	5,610,470
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	234,867	3,703,853
	Impala Platinum Holdings Ltd.	695,506	9,748,937
	Investec Ltd.	230,182	1,919,185
	Kumba Iron Ore Ltd.	61,083	1,145,706
#	Mr. Price Group Ltd.	15,974	149,905
	MTN Group Ltd.	1,367,609	17,215,571
	Naspers Ltd., Class N	250,922	13,587,401
	Nedbank Group Ltd.	421,077	6,723,097
	NEPI Rockcastle NV	453,870	3,849,495
	Northam Platinum Holdings Ltd.	217,313	4,190,077
	Old Mutual Ltd. (OMU SJ)	4,417,897	3,612,031
	OUTsurance Group Ltd.	781,295	3,321,687
Ω	Pepkor Holdings Ltd.	2,593,421	3,426,241
	Sanlam Ltd.	1,355,449	6,981,114
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Sasol Ltd. (SOL SJ)	586,406	$8,150,781
	Shoprite Holdings Ltd.	392,269	6,613,633
	Sibanye Stillwater Ltd. (SBSW US), ADR	751,970	9,038,680
	Standard Bank Group Ltd.	994,143	19,158,490
	Tiger Brands Ltd.	10,967	191,417
	Valterra Platinum Ltd.	89,868	7,238,234
	Vodacom Group Ltd.	596,061	5,063,739
TOTAL SOUTH AFRICA			242,779,854
SOUTH KOREA — (18.7%)
*	ABLBio, Inc.	10,380	965,604
#	Alteogen, Inc.	17,464	4,410,043
	Amorepacific Corp.	23,663	2,169,497
	BNK Financial Group, Inc.	280,250	3,558,392
#	Caregen Co. Ltd.	7,103	510,133
	Celltrion Pharm, Inc.	5,331	203,954
	Celltrion, Inc.	40,734	5,548,492
	CJ Corp.	20,934	3,187,781
	CJ Logistics Corp.	738	50,679
#	Classys, Inc.	17,370	656,957
#*	Coway Co. Ltd.	62,794	3,650,732
#	DB HiTek Co. Ltd.	27,804	3,010,647
#	DB Insurance Co. Ltd.	61,354	6,981,688
	Dongsuh Cos., Inc.	8,667	156,826
	Doosan Bobcat, Inc.	62,204	3,059,422
	Doosan Co. Ltd.	6,919	7,638,837
*	Doosan Enerbility Co. Ltd.	221,522	19,306,232
	Ecopro BM Co. Ltd.	16,046	2,259,386
	Ecopro Co. Ltd.	50,001	5,233,409
	E-MART, Inc.	4,139	299,756
#	Eo Technics Co. Ltd.	2,954	953,750
	GS Holdings Corp. (078930 KS)	55,047	3,057,328
	GS P&L Co. Ltd.	6,432	241,554
	Hana Financial Group, Inc.	312,933	27,188,103
#	Hanjin Kal Corp.	15,924	1,221,200
#	Hankook Tire & Technology Co. Ltd.	92,451	3,720,327
#	Hanmi Pharm Co. Ltd.	4,951	1,550,242
	Hanmi Science Co. Ltd.	2,719	69,648
	Hanmi Semiconductor Co. Ltd.	33,045	8,371,929
	Hansol Chemical Co. Ltd.	5,176	1,012,797
	Hanwha Aerospace Co. Ltd.	19,602	18,828,694
	Hanwha Corp.	13,652	1,241,063
*	Hanwha Engine	23,711	1,419,840

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Hanwha Life Insurance Co. Ltd.	109,339	$362,570
*	Hanwha Ocean Co. Ltd.	30,775	2,753,508
*	Hanwha Solutions Corp.	92,221	3,198,426
	Hanwha Systems Co. Ltd.	46,033	3,650,828
#*	Hanwha Vision Co. Ltd.	20,731	1,227,859
	HD Construction Equipment Co. Ltd.	12,216	1,534,756
	HD Hyundai Co. Ltd.	55,508	11,785,219
#	HD Hyundai Electric Co. Ltd.	17,533	15,076,952
#	HD Hyundai Heavy Industries Co. Ltd.	13,518	6,295,281
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	36,798	11,522,473
*	HD-Hyundai Marine Engine	987	70,901
#*	HLB, Inc.	45,336	1,877,605
#	HMM Co. Ltd.	169,460	2,362,132
	HPSP Co. Ltd.	49,793	1,803,207
*	Hugel, Inc.	3,972	682,698
#	HYBE Co. Ltd.	11,798	2,114,004
	Hyosung Heavy Industries Corp.	3,665	9,872,813
#	Hyundai Autoever Corp.	6,172	1,907,089
	Hyundai Elevator Co. Ltd.	15,545	1,043,164
#	Hyundai Engineering & Construction Co. Ltd.	68,357	7,570,552
	Hyundai Glovis Co. Ltd.	51,597	7,966,763
*	Hyundai Marine & Fire Insurance Co. Ltd.	6,056	124,815
	Hyundai Mobis Co. Ltd.	35,390	10,235,458
	Hyundai Motor Co.	81,301	29,468,342
	Hyundai Rotem Co. Ltd.	66,286	12,130,025
	Hyundai Steel Co.	77,199	2,244,118
	Iljin Electric Co. Ltd.	18,758	1,576,127
	Industrial Bank of Korea	320,054	4,906,061
#	ISC Co. Ltd.	3,977	665,248
	IsuPetasys Co. Ltd.	38,208	3,966,576
	JB Financial Group Co. Ltd.	154,394	2,857,051
		Shares	Value»
SOUTH KOREA — (Continued)
	Kakao Corp.	161,122	$5,187,009
#	KakaoBank Corp.	128,795	2,129,105
*	Kakaopay Corp.	16,843	641,263
	Kangwon Land, Inc.	68,656	799,088
	KB Financial Group, Inc. (105560 KS)	261,915	28,680,998
#	KCC Corp.	4,017	1,523,598
	KEPCO Engineering & Construction Co., Inc.	8,024	1,035,665
	KEPCO Plant Service & Engineering Co. Ltd.	3,955	167,896
	Kia Corp.	207,178	21,368,694
	KIWOOM Securities Co. Ltd.	22,126	6,032,651
#	Korea Aerospace Industries Ltd.	62,023	7,105,775
	Korea Electric Power Corp. (015760 KS)	174,466	5,227,325
	Korea Investment Holdings Co. Ltd.	51,532	8,467,917
	Korea Zinc Co. Ltd.	2,408	2,581,160
	Korean Air Lines Co. Ltd.	201,280	3,368,927
	Krafton, Inc.	29,639	5,328,980
*	KT Corp. (KT US), Sponsored ADR	82,100	1,759,403
	KT&G Corp.	75,041	9,047,077
	Kumho Petrochemical Co. Ltd.	14,493	1,441,910
*	L&F Co. Ltd.	10,217	1,364,705
	LEENO Industrial, Inc.	52,270	4,268,314
	LG Chem Ltd.	31,644	8,570,556
	LG Corp.	75,623	5,103,697
#*	LG Display Co. Ltd. (034220 KS)	157,673	1,316,484
#*	LG Display Co. Ltd. (LPL US), ADR	217,417	930,545
	LG Electronics, Inc.	149,323	14,381,748
*	LG Energy Solution Ltd.	10,543	3,309,798
#	LG H&H Co. Ltd.	4,413	760,620
	LG Innotek Co. Ltd.	15,931	6,228,317
	LG Uplus Corp.	256,809	2,753,695
	LIG Defense&Aerospace Co. Ltd.	12,128	7,693,584
#*	LigaChem Biosciences, Inc.	11,496	1,446,663
	Lotte Chemical Corp.	2,349	182,271
#	Lotte Corp.	17,807	370,647
	Lotte Shopping Co. Ltd.	2,374	217,537

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LS Corp.	22,166	$6,896,141
	LS Electric Co. Ltd.	104,155	20,002,536
	Macquarie Korea Infrastructure Fund	283,172	2,168,132
*	Meritz Financial Group, Inc.	90,010	6,811,982
*	Mezzion Pharma Co. Ltd.	3,179	189,796
#	Mirae Asset Securities Co. Ltd.	210,131	9,333,593
	NAVER Corp.	30,019	4,311,994
	NC Corp.	10,567	1,950,986
Ω	Netmarble Corp.	18,262	615,382
#	NH Investment & Securities Co. Ltd.	170,869	3,917,853
	Orion Corp.	24,638	2,393,476
#*	Peptron, Inc.	5,697	1,017,071
	PharmaResearch Co. Ltd.	3,718	792,522
	Poongsan Corp.	1,457	97,825
	Posco DX Co. Ltd.	33,027	782,062
	POSCO Future M Co. Ltd.	11,721	2,014,260
	POSCO Holdings, Inc. (005490 KS)	40,617	12,810,641
#	POSCO Holdings, Inc. (PKX US), Sponsored ADR	2,579	204,773
#	Posco International Corp.	43,584	2,572,029
*	Rainbow Robotics	4,141	1,885,786
#*	Robotis Co. Ltd.	3,513	764,231
#	S-1 Corp.	15,723	915,847
#	Sam Chun Dang Pharm Co. Ltd.	7,088	2,026,658
*Ω	Samsung Biologics Co. Ltd.	5,212	5,196,572
	Samsung C&T Corp.	47,044	9,611,345
	Samsung Card Co. Ltd. (029780 KS)	30,927	1,116,021
	Samsung Electro-Mechanics Co. Ltd.	36,362	20,860,337
	Samsung Electronics Co. Ltd. (005930 KS)	3,156,038	475,260,140
	Samsung Engineering Co. Ltd.	163,107	5,907,243
*	Samsung Episholdings Co. Ltd.	3,300	1,218,892
	Samsung Fire & Marine Insurance Co. Ltd.	29,798	9,305,485
		Shares	Value»
SOUTH KOREA — (Continued)
*	Samsung Heavy Industries Co. Ltd.	488,876	$10,768,273
#	Samsung Life Insurance Co. Ltd.	47,725	8,117,030
*	Samsung SDI Co. Ltd.	36,097	17,095,791
#	Samsung SDS Co. Ltd.	39,127	4,428,790
	Samsung Securities Co. Ltd.	106,300	7,789,059
	Samyang Foods Co. Ltd.	3,451	3,133,260
	Sanil Electric Co. Ltd.	7,867	1,436,097
	Shinhan Financial Group Co. Ltd. (055550 KS)	291,646	19,805,329
	Shinhan Financial Group Co. Ltd. (SHG US), ADR	18,122	1,247,518
#*	SK Biopharmaceuticals Co. Ltd.	16,225	1,107,891
*	SK Bioscience Co. Ltd.	1,560	45,730
	SK Hynix, Inc.	350,913	312,932,982
	SK Innovation Co. Ltd.	37,174	3,690,524
	SK Telecom Co. Ltd. (017670 KS)	83,702	5,424,063
	SK, Inc.	32,893	9,574,893
#*	SKC Co. Ltd.	10,347	834,449
#*	S-Oil Corp.	38,378	3,492,853
	ST Pharm Co. Ltd.	1,588	164,540
*	Taihan Cable & Solution Co. Ltd.	43,396	1,668,769
#*	Voronoi, Inc.	4,029	782,473
#	WONIK IPS Co. Ltd.	15,802	1,276,995
	Woori Financial Group, Inc. (316140 KS)	728,196	16,605,885
	Youngone Corp.	19,151	1,073,807
#	Yuhan Corp.	28,761	1,794,138
TOTAL SOUTH KOREA			1,522,623,935
TAIWAN — (26.3%)
	Accton Technology Corp.	377,000	27,610,176
#	Acer, Inc.	2,913,811	2,561,962
#	Acter Group Corp. Ltd.	77,000	2,058,327
#	ADATA Technology Co. Ltd.	260,000	3,714,489
	Advanced Echem Materials Co. Ltd.	4,000	127,305
#	Advanced Energy Solution Holding Co. Ltd.	21,000	752,513
#	Advantech Co. Ltd.	503,089	5,753,047

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Airtac International Group	157,602	$7,358,423
	Alchip Technologies Ltd.	61,000	8,159,049
	ASE Technology Holding Co. Ltd.	3,031,782	47,522,120
#	Asia Cement Corp.	2,601,758	2,885,013
	Asia Vital Components Co. Ltd.	269,000	24,627,835
	ASMedia Technology, Inc.	12,000	527,992
	ASPEED Technology, Inc.	31,300	16,826,015
#	Asustek Computer, Inc.	553,180	10,249,321
#	AUO Corp. (2409 TT)	7,603,498	4,181,176
	AURAS Technology Co. Ltd.	72,000	2,658,755
	Bizlink Holding, Inc.	184,950	16,607,239
*	Caliway Biopharmaceuticals Co. Ltd.	390,000	1,293,876
	Capital Securities Corp.	127,000	113,235
#	Catcher Technology Co. Ltd.	708,429	4,666,201
	Cathay Financial Holding Co. Ltd.	6,553,393	15,997,572
	Chailease Holding Co. Ltd.	1,506,651	5,521,810
	Chang Hwa Commercial Bank Ltd.	6,889,570	4,605,374
	Chenbro Micom Co. Ltd.	24,000	872,258
	Cheng Shin Rubber Industry Co. Ltd.	1,901,965	1,882,065
#	Chicony Electronics Co. Ltd.	810,497	3,191,376
#	China Airlines Ltd.	4,117,536	2,333,648
	China Steel Corp.	11,515,932	6,837,759
	Chroma ATE, Inc.	326,000	22,275,682
	Chung-Hsin Electric & Machinery Manufacturing Corp.	65,000	306,643
	Chunghwa Precision Test Tech Co. Ltd.	5,000	559,834
	Chunghwa Telecom Co. Ltd. (2412 TT)	1,664,000	7,144,727
#	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	141,387	6,127,712
		Shares	Value»
TAIWAN — (Continued)
#	Compal Electronics, Inc.	5,016,541	$4,637,604
#	Compeq Manufacturing Co. Ltd.	1,260,000	9,825,405
	CTBC Financial Holding Co. Ltd.	11,441,175	18,923,971
	Delta Electronics, Inc.	964,486	67,635,011
#	E Ink Holdings, Inc.	586,000	2,578,558
	E.Sun Financial Holding Co. Ltd.	10,620,602	10,716,347
#	Eclat Textile Co. Ltd.	132,402	1,406,626
	Elite Material Co. Ltd.	190,000	28,310,878
#	eMemory Technology, Inc.	62,000	7,851,853
	Eva Airways Corp.	4,456,758	4,719,963
#	Evergreen Marine Corp. Taiwan Ltd.	1,045,289	6,686,880
#	EZconn Corp.	27,000	1,840,143
	Far Eastern International Bank	468,200	181,542
#	Far Eastern New Century Corp.	3,591,085	2,931,492
	Far EasTone Telecommunications Co. Ltd.	2,171,000	6,474,712
#	Feng TAY Enterprise Co. Ltd.	297,666	663,045
	First Financial Holding Co. Ltd.	9,944,409	9,082,859
#	Formosa Chemicals & Fibre Corp.	2,547,518	4,239,536
	Formosa Petrochemical Corp.	376,000	671,848
	Formosa Plastics Corp.	2,750,153	4,490,792
	Fortune Electric Co. Ltd.	138,620	3,947,406
	Fositek Corp.	30,000	2,012,771
#	Foxconn Technology Co. Ltd.	683,627	1,133,277
#	Fubon Financial Holding Co. Ltd.	5,539,933	15,789,305
	Getac Holdings Corp.	191,000	591,884
#	Gigabyte Technology Co. Ltd.	433,000	3,770,455
	Global Unichip Corp.	69,000	9,540,106
#	Globalwafers Co. Ltd.	282,000	5,298,989
	Gold Circuit Electronics Ltd.	335,000	15,164,087
#	Highwealth Construction Corp.	931,416	1,181,826
	Hiwin Technologies Corp.	66,291	664,354

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Hon Hai Precision Industry Co. Ltd. (2317 TT)	5,740,322	$40,555,480
#	Hotai Motor Co. Ltd.	224,960	3,396,210
	Hua Nan Financial Holdings Co. Ltd.	7,563,531	7,673,488
#	Innolux Corp.	6,916,372	5,284,537
#	International Games System Co. Ltd.	284,000	6,750,422
#	Inventec Corp.	2,626,550	3,847,981
	Jentech Precision Industrial Co. Ltd.	50,000	8,704,794
	KGI Financial Holding Co. Ltd.	17,412,108	11,867,191
	King Slide Works Co. Ltd.	34,000	4,313,525
#	King Yuan Electronics Co. Ltd.	1,488,000	14,548,773
#	L&K Engineering Co. Ltd.	162,000	3,494,433
	LandMark Optoelectronics Corp.	14,000	1,214,402
#	Largan Precision Co. Ltd. (3008 TT)	97,860	7,857,946
#	Lien Hwa Industrial Holdings Corp.	880,859	1,151,149
	Lite-On Technology Corp.	1,515,410	8,125,443
	Lotes Co. Ltd.	103,700	8,728,292
	Lotus Pharmaceutical Co. Ltd.	32,000	224,510
*	Macronix International Co. Ltd.	1,668,000	8,336,518
	Makalot Industrial Co. Ltd.	33,020	222,316
	MediaTek, Inc.	735,995	61,442,049
	Mega Financial Holding Co. Ltd.	8,071,541	9,993,489
	Micro-Star International Co. Ltd.	423,000	1,313,715
#	Mitac Holdings Corp.	861,000	2,256,491
	MPI Corp.	50,000	8,028,188
	Nan Ya Plastics Corp.	4,051,599	11,629,646
	Nan Ya Printed Circuit Board Corp.	199,000	6,445,268
*	Nanya Technology Corp.	1,217,010	8,615,660
	Nien Made Enterprise Co. Ltd.	246,000	2,753,035
#	Novatek Microelectronics Corp.	474,000	6,156,721
		Shares	Value»
TAIWAN — (Continued)
	Pegatron Corp.	2,125,345	$5,560,420
#	PharmaEssentia Corp.	264,045	5,524,095
#	Phison Electronics Corp.	169,000	10,575,327
	Pou Chen Corp.	2,373,487	1,940,711
#*	Powerchip Semiconductor Manufacturing Corp.	2,791,000	4,731,838
#	Powertech Technology, Inc.	902,819	5,921,057
	President Chain Store Corp.	619,831	4,381,193
#	Quanta Computer, Inc.	2,360,000	23,531,242
#	Realtek Semiconductor Corp.	442,950	7,562,225
	Ruentex Development Co. Ltd.	924,101	691,373
	Sakura Development Co. Ltd.	25,800	33,392
#	Shanghai Commercial & Savings Bank Ltd.	3,077,718	3,797,360
#	Shihlin Electric & Engineering Corp.	252,000	1,523,129
	Silergy Corp.	173,000	2,367,647
	Simplo Technology Co. Ltd.	142,000	1,612,007
	Sino-American Silicon Products, Inc.	56,000	242,470
	SinoPac Financial Holdings Co. Ltd.	10,368,699	10,159,885
	Synnex Technology International Corp.	1,370,343	3,592,276
#	TA Chen Stainless Pipe	2,140,636	2,561,323
	Taichung Commercial Bank Co. Ltd.	4,220,555	2,646,415
#	Taiwan Business Bank	8,943,181	4,630,103
	Taiwan Cooperative Financial Holding Co. Ltd.	7,873,932	5,712,607
#*	Taiwan Glass Industry Corp.	408,375	883,446
#	Taiwan High Speed Rail Corp.	2,052,000	1,716,929
#	Taiwan Mobile Co. Ltd.	1,674,300	5,895,168
	Taiwan Secom Co. Ltd.	67,670	241,662
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	14,333,809	995,079,444
#	Taiwan Union Technology Corp.	203,000	6,689,629

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tatung Co. Ltd.	1,110,600	$1,065,326
#	TCC Group Holdings Co. Ltd.	6,607,701	5,126,702
#	Teco Electric & Machinery Co. Ltd.	1,557,000	3,133,573
#	Transcend Information, Inc.	169,000	1,374,401
	Tripod Technology Corp.	561,870	8,094,992
	TS Financial Holding Co. Ltd (2887 TT)	21,572,398	16,272,389
*	TS Financial Holding Co. Ltd (28871 TT)	2,370,628	704,617
#	Unimicron Technology Corp.	1,295,622	36,799,993
	Union Bank of Taiwan	1,077,370	681,172
#	Uni-President Enterprises Corp.	4,581,033	10,034,134
#	United Integrated Services Co. Ltd.	170,000	5,186,401
#	United Microelectronics Corp. (2303 TT)	9,504,000	23,872,685
#	United Microelectronics Corp. (UMC US), Sponsored ADR	59,082	771,611
	Vanguard International Semiconductor Corp.	1,125,126	5,228,728
	VisEra Technologies Co. Ltd.	104,000	1,948,460
	Voltronic Power Technology Corp.	69,224	1,720,157
#	Walsin Lihwa Corp.	2,539,952	2,434,565
	Wan Hai Lines Ltd.	886,747	2,088,882
	Win Semiconductors Corp.	332,000	5,749,078
#	Winbond Electronics Corp.	3,797,591	11,203,824
*††	Wintek Corp.	604,760	0
	WinWay Technology Co. Ltd.	15,000	5,043,714
#	Wistron Corp.	2,537,699	11,176,383
#	Wiwynn Corp.	113,000	16,965,873
	WNC Corp.	21,172	145,762
	WPG Holdings Ltd.	1,741,039	5,578,804
#	WT Microelectronics Co. Ltd.	740,945	4,814,229
	Yageo Corp.	1,366,536	13,932,771
#	Yang Ming Marine Transport Corp.	2,002,000	3,119,156
#	Yuanta Financial Holding Co. Ltd.	9,309,018	15,422,843
		Shares	Value»
TAIWAN — (Continued)
	Zhen Ding Technology Holding Ltd.	936,700	$12,638,203
TOTAL TAIWAN			2,137,939,527
THAILAND — (1.1%)
	Advanced Info Service PCL	616,200	6,435,853
	Airports of Thailand PCL	2,094,200	3,310,176
#	Asset World Corp. PCL	4,401,800	284,917
	B Grimm Power PCL	654,300	259,962
	Bangchak Corp. PCL	656,200	720,574
	Bangkok Bank PCL (BBLF TB)	529,400	2,641,360
	Bangkok Bank PCL (BBLR TB), NVDR	126,700	632,150
	Bangkok Dusit Medical Services PCL, Class F	5,378,700	3,020,671
	Banpu PCL	5,603,866	1,015,899
#	Berli Jucker PCL	95,500	41,405
	Bumrungrad Hospital PCL	338,400	1,875,125
#	Cal-Comp Electronics Thailand PCL, Class F	2,533,600	476,115
	Central Pattana PCL	1,428,800	2,732,051
#	Central Plaza Hotel PCL	608,000	579,537
#	Charoen Pokphand Foods PCL	3,273,523	1,941,457
	Com7 PCL	648,800	455,636
	CP ALL PCL	2,210,200	2,955,578
	CP Axtra PCL	103,061	46,651
	Delta Electronics Thailand PCL	1,294,200	12,678,040
	Electricity Generating PCL	203,700	705,484
	Global Power Synergy PCL	465,400	498,879
	Gulf Development PCL	1,917,625	3,398,713
#	Home Product Center PCL	3,954,613	737,634
	Indorama Ventures PCL	1,320,300	1,045,581
	I-TAIL Corp. PCL	176,600	92,259
*	Jasmine Technology Solution PCL	32,700	41,925
	Kasikornbank PCL (KBANKF TB)	220,900	1,315,110

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Kasikornbank PCL (KBANKR TB), NVDR	5,500	$32,744
#	Kiatnakin Phatra Bank PCL	219,787	533,238
	Krung Thai Bank PCL	1,595,187	1,616,001
	Krungthai Card PCL	906,500	814,588
#	Land & Houses PCL (LHF TB)	2,106,300	232,960
	MBK PCL	589,604	308,169
	Minor International PCL	2,448,883	1,558,637
	Muangthai Capital PCL	811,400	736,995
	Osotspa PCL	404,900	185,512
	PTT Exploration & Production PCL	1,146,255	5,442,251
	PTT Global Chemical PCL	1,386,625	1,685,751
	PTT Oil & Retail Business PCL	150,600	57,038
	PTT PCL	6,050,800	6,545,896
	Ratch Group PCL	791,400	705,287
	SCB X PCL	397,466	1,598,767
	SCG Packaging PCL	183,101	141,161
	Siam Cement PCL	440,100	3,251,933
#	Siam Global House PCL	926,488	189,872
	Srisawad Corp. PCL	161,800	116,019
#	Supalai PCL	128,900	64,166
*	Thai Airways International PCL	130,100	23,980
#	Thai Life Insurance PCL	1,233,000	398,483
	Thai Oil PCL	1,118,117	1,653,416
	Thai Union Group PCL	344,140	121,641
	Thaifoods Group PCL	1,293,200	396,520
	Thanachart Capital PCL	314,900	541,196
	Tisco Financial Group PCL (TISCO/F TB)	173,900	584,232
#	TMBThanachart Bank PCL	19,015,797	1,320,394
	True Corp. PCL	9,077,286	3,819,550
	TTW PCL	536,528	152,187
	WHA Corp. PCL	6,825,800	941,297
TOTAL THAILAND			85,708,623
TURKEY — (0.6%)
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	232,432	141,709
		Shares	Value»
TURKEY — (Continued)
	Akbank TAS	2,245,240	$3,636,280
*	Aksa Enerji Uretim AS	293,985	535,643
	Anadolu Anonim Turk Sigorta Sirketi	24,714	15,807
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	1,950,572	820,574
#*	Arcelik AS	54,843	135,909
	Aselsan Elektronik Sanayi Ve Ticaret AS	372,393	3,467,644
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	328,778	2,066,146
	Aygaz AS	58,249	371,074
*	BatiSoke Soke Cimento Sanayii TAS	29,055	24,650
	BIM Birlesik Magazalar AS	205,957	3,383,562
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	14,476	175,285
	Borusan Yatirim ve Pazarlama AS	2,287	106,611
	Coca-Cola Icecek AS	710,124	1,180,583
	Dogan Sirketler Grubu Holding AS	698,372	351,506
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	100,717	190,936
Ω	Enerjisa Enerji AS	197,327	536,995
	Enerya Enerji AS	631,553	124,643
#	Enka Insaat ve Sanayi AS	658,060	1,525,721
	Eregli Demir ve Celik Fabrikalari TAS	2,057,610	1,600,361
#	Ford Otomotiv Sanayi AS	315,388	684,673
*	Gubre Fabrikalari TAS	56,829	667,461
	Is Yatirim Menkul Degerler AS	467,208	437,739
	Katilimevim Tasarruf Finansman AS	260,644	664,841
	Kiler Holding AS	102,364	232,116
	KOC Holding AS	400,630	1,793,828
*	LDR Turizm AS	32,515	85,106
*	Margun Enerji Uretim Sanayi VE Ticaret AS	565,355	801,794
#	Migros Ticaret AS	57,340	815,319

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*Ω	MLP Saglik Hizmetleri AS	73,727	$725,778
#	Oyak Cimento Fabrikalari AS	780,529	410,053
*	Pasifik Eurasia Lojistik Dis Ticaret AS	41,919	122,491
#*	Pegasus Hava Tasimaciligi AS	223,453	892,256
	Ronesans Gayrimenkul Yatirim AS	37,046	152,034
#*	Sasa Polyester Sanayi AS	2,129,384	148,348
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	20,910	48,023
	TAB Gida Sanayi Ve Ticaret AS	49,705	295,955
*	TAV Havalimanlari Holding AS	174,734	1,078,109
*	Tera Yatirim Menkul Degerler AS	120,157	640,528
	Tofas Turk Otomobil Fabrikasi AS	67,787	442,642
#*	Turk Altin Isletmeleri AS	697,595	638,637
#	Turk Hava Yollari AO	401,233	2,731,798
*	Turk Telekomunikasyon AS	548,051	754,458
	Turkcell Iletisim Hizmetleri AS	1,340,283	3,332,438
#	Turkiye Garanti Bankasi AS	391,168	1,158,152
	Turkiye Is Bankasi AS, Class C	5,839,000	1,853,720
#	Turkiye Petrol Rafinerileri AS	578,282	3,476,509
#	Turkiye Sigorta AS	1,895,809	591,010
	Turkiye Sise ve Cam Fabrikalari AS	973,120	1,032,277
*	Turkiye Vakiflar Bankasi TAO, Class D	1,068,178	749,668
	Vestel Beyaz Esya Sanayi ve Ticaret AS	29,061	4,581
*	Yapi ve Kredi Bankasi AS	2,751,893	2,256,010
	Ziraat Gayrimenkul Yatirim Ortakligi AS	267,553	129,387
TOTAL TURKEY			50,239,378
		Shares	Value»
UNITED ARAB EMIRATES — (1.2%)
	Abu Dhabi Commercial Bank PJSC	2,375,851	$8,931,953
	Abu Dhabi Islamic Bank PJSC	1,455,556	8,691,715
	Abu Dhabi National Oil Co. for Distribution PJSC	1,776,019	1,774,891
	ADNOC Drilling Co. PJSC	2,592,635	3,995,272
	ADNOC Logistics & Services	703,412	1,123,777
	Aldar Properties PJSC	1,952,565	4,106,447
	Alpha Dhabi Holding PJSC	264,063	542,077
	Dubai Electricity & Water Authority PJSC	3,836,233	2,768,347
	Dubai Islamic Bank PJSC	3,342,794	6,505,857
	Emaar Development PJSC	888,135	3,528,616
	Emaar Properties PJSC	5,060,909	16,296,119
	Emirates Integrated Telecommunications Co. PJSC	1,153,851	3,388,514
	Emirates NBD Bank PJSC	1,924,678	15,206,626
	Emirates Telecommunications Group Co. PJSC	1,603,980	8,123,650
	First Abu Dhabi Bank PJSC	1,807,134	8,645,418
*	International Holding Co. PJSC	23,416	2,491,754
*	Modon Holding PSC	1,628,110	1,300,395
	Salik Co. PJSC	1,663,613	2,538,357
*	Two Point Zero Group PJSC	399,219	222,556
TOTAL UNITED ARAB EMIRATES			100,182,341
TOTAL COMMON STOCKS			7,930,121,756
PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
	Axia Energia SA Class B, 5.844%	156,346	2,167,525
*	Axia Energia SA Class C	252,675	3,059,063
	Banco Bradesco SA, 7.793%	2,039,114	7,955,831

The Emerging Markets Series
CONTINUED
	Shares	Value»

BRAZIL — (Continued)
Cia Energetica de Minas Gerais, 13.489%	1,422,778	$3,603,061
Energisa SA, 3.848%	702	1,409
Gerdau SA, 2.742%	579,335	2,645,253
Isa Energia Brasil SA, 6.271%	31,900	190,106
Itau Unibanco Holding SA, 7.892%	1,883,250	16,425,859
Klabin SA, 9.166%	4	3
Localiza Rent a Car SA, 1.183%	26,035	232,074
Petroleo Brasileiro SA - Petrobras, 7.287%	3,320,647	32,912,750
TOTAL BRAZIL		69,192,934
CHILE — (0.0%)
Embotelladora Andina SA, 1.442%	234,235	1,091,870
COLOMBIA — (0.0%)
Grupo Argos SA, 5.776%	25,794	86,347
Grupo Cibest SA, 7.224%	43,250	742,449
Grupo de Inversiones Suramericana SA, 4.014%	121,808	1,355,174
TOTAL COLOMBIA		2,183,970
	Shares	Value»

INDIA — (0.0%)
TVS Motor Co. Ltd., 6.000%	870,308	$93,529
TOTAL PREFERRED STOCKS		72,562,303
RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
* Parque Arauco SA Rights 06/02/2026	23,173	0
SOUTH KOREA — (0.0%)
* SKC Co. Ltd. Rights 05/15/2026	3,544	112,781
TOTAL RIGHTS/WARRANTS		112,781
TOTAL INVESTMENT SECURITIES (Cost $3,077,132,249)		8,002,796,840

			Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	11,670,516	134,969,521
TOTAL INVESTMENTS — (100.0%)
(Cost $3,212,101,770)			$8,137,766,361
As of April 30, 2026, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	165	06/18/26	$57,562,499	$59,760,938	$2,198,439
Total Futures Contracts			$57,562,499	$59,760,938	$2,198,439

The Emerging Markets Series
CONTINUED
As of April 30, 2026, the value of Rule 144A securities amounted to $246,950,324 or 3.1% of net assets.
Summary of the Series' investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$255,196,779	—	—	$255,196,779
Chile	38,824,336	—	—	38,824,336
China	195,334,070	$1,458,395,671	—	1,653,729,741
Colombia	11,244,110	706,807	—	11,950,917
Czech Republic	—	8,319,397	—	8,319,397
Egypt	334,414	4,098,683	—	4,433,097
Greece	—	38,790,306	—	38,790,306
Hungary	—	28,237,272	—	28,237,272
India	28,104,057	1,004,375,742	—	1,032,479,799
Indonesia	—	67,583,770	—	67,583,770
Kuwait	—	41,142,940	—	41,142,940
Malaysia	75,185	108,639,342	—	108,714,527
Mexico	139,559,615	—	—	139,559,615
Peru	11,480,626	—	—	11,480,626
Philippines	—	26,498,250	—	26,498,250
Poland	—	86,624,790	—	86,624,790
Qatar	—	40,089,296	—	40,089,296
Saudi Arabia	—	196,992,640	—	196,992,640
South Africa	59,096,797	183,683,057	—	242,779,854
South Korea	4,142,239	1,518,481,696	—	1,522,623,935
Taiwan	6,899,323	2,131,040,204	—	2,137,939,527
Thailand	—	85,708,623	—	85,708,623
Turkey	—	50,239,378	—	50,239,378
United Arab Emirates	—	100,182,341	—	100,182,341
Preferred Stocks
Brazil	69,192,934	—	—	69,192,934
Chile	1,091,870	—	—	1,091,870
Colombia	2,183,970	—	—	2,183,970
India	93,529	—	—	93,529
Rights/Warrants
Chile	—	—	—	—
South Korea	—	112,781	—	112,781
Securities Lending Collateral	—	134,969,521	—	134,969,521
Total Investments in Securities	$822,853,854	$7,314,912,507	—	$8,137,766,361
Financial Instruments
Assets
Futures Contracts**	2,198,439	—	—	2,198,439
Total Financial Instruments	$2,198,439	—	—˂˃	$2,198,439
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Emerging Markets Series
CONTINUED

The Emerging Markets Series
Communication Services	6.5%
Consumer Discretionary	8.5%
Consumer Staples	3.0%
Energy	4.4%
Financials	19.0%
Health Care	2.6%
Industrials	8.6%
Information Technology	36.3%
Materials	7.5%
Real Estate	1.2%
Utilities	2.4%
100.0%
See accompanying Notes to Financial Statements.

The Emerging Markets Small Cap Series
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.0%)
BRAZIL — (3.0%)
	Allied Tecnologia SA	38,400	$48,467
	Allos SA	869,232	5,380,258
	Alupar Investimento SA	483,937	3,371,668
	Anima Holding SA	436,200	349,714
	Auren Energia SA	319,131	895,175
	Bemobi Mobile Tech SA	142,619	754,598
*	Blau Farmaceutica SA	21,743	44,041
	BR Advisory Partners Participacoes SA	71,013	264,589
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	139,492	523,961
*	Brava Energia	195,477	755,175
	C&A Modas SA	312,520	714,432
	Camil Alimentos SA	9,800	12,567
*	Cia Brasileira de Aluminio	195,702	418,532
	Cia de Saneamento de Minas Gerais Copasa MG	533,374	5,820,819
	Cia De Sanena Do Parana (SAPR11 BZ)	888,109	7,270,879
	Cia De Sanena Do Parana (SAPR3 BZ)	547,196	1,031,007
*	Cia Siderurgica Nacional SA (CSNA3 BZ)	105,555	132,802
	Cogna Educacao SA	3,917,384	2,199,266
	Construtora Tenda SA	36,000	204,289
*	Cosan SA	153,575	156,310
	Cruzeiro do Sul Educacional SA	258,997	281,393
	CSU Digital SA	65,014	235,672
	Cury Construtora e Incorporadora SA	428,649	2,602,122
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	642,168	3,046,271
Ω	Desktop SA	64,210	238,593
	Dexco SA	716,587	753,952
		Shares	Value»
BRAZIL — (Continued)
	Dimed SA Distribuidora da Medicamentos	180,980	$495,961
	Direcional Engenharia SA	300,837	780,677
	EcoRodovias Infraestrutura e Logistica SA	593,378	1,053,312
	Embraer SA	478,410	7,443,093
	Embraer SA (ERJ US), Sponsored ADR	137,793	8,639,621
	Empreendimentos Pague Menos SA PGMN3 BZ	94,142	105,705
	Even Construtora e Incorporadora SA	297,894	374,789
	Ez Tec Empreendimentos e Participacoes SA	309,822	872,818
	Fleury SA	560,030	1,818,587
	Fras-Le SA	166,268	725,941
Ω	GPS Participacoes e Empreendimentos SA	853,926	2,600,510
	Grendene SA	514,179	454,805
	Grupo Mateus SA	865,576	758,633
	Grupo SBF SA	95,900	213,421
	Guararapes Confeccoes SA	170,211	329,642
*Ω	Hapvida Participacoes e Investimentos SA	37,038	92,674
	Hospital Mater Dei SA	4,700	5,448
	Hypera SA HYPE3 BZ	339,445	1,544,427
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	111,000	319,878
	Irani Papel e Embalagem SA	235,917	371,613
*	IRB-Brasil Resseguros SA	113,921	1,230,817
	JHSF Participacoes SA	912,076	2,311,595
	JSL SA	49,571	70,676
	Kepler Weber SA	345,524	542,869

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Klabin SA	175,485	$619,467
	Lavvi Empreendimentos Imobiliarios SA	293,400	773,228
	LOG Commercial Properties e Participacoes SA	102,472	551,076
*	Log-in Logistica Intermodal SA	71,124	443,825
	Lojas Renner SA	1,840,982	5,056,213
Ω	LWSA SA	253,401	193,948
	M Dias Branco SA	39,969	189,521
	Magazine Luiza SA	408,240	678,504
	Mahle Metal Leve SA	34,254	235,540
	Marcopolo SA	651,090	846,767
	MBRF Global Foods Co. SA	656,483	2,310,776
*Ω	Meliuz SA	85,500	70,447
	Melnick Even Desenvolvimento Imobiliario SA	101,700	69,213
	Mills Locacao Servicos e Logistica SA	482,620	1,238,762
	Minerva SA	231,200	177,422
	Moura Dubeux Engenharia SA	218,920	1,334,706
	Movida Participacoes SA MOVI3 BZ	153,466	376,242
*	Movida Participacoes SA MOVI9 BZ	29,041	70,846
*	MRV Engenharia e Participacoes SA	460,200	643,116
	Multiplan Empreendimentos Imobiliarios SA	217,722	1,394,673
*	Natura Cosmeticos SA	864,979	1,779,986
*	Oceanpact Servicos Maritimos SA	43,800	91,372
	Odontoprev SA	626,436	1,929,228
	Petroreconcavo SA	178,870	468,144
	Plano & Plano Desenvolvimento Imobiliario SA	125,977	259,240
	Profarma Distribuidora de Produtos Farmaceuticos SA	15,000	24,052
	Qualicorp Consultoria e Corretora de Seguros SA	79,500	28,738
	Romi SA	119,251	164,964
	Sao Martinho SA	293,894	959,705
		Shares	Value»
BRAZIL — (Continued)
#	Sendas Distribuidora SA (ASAI US), ADR	61,269	$555,097
	Sendas Distribuidora SA (ASAI3 BZ)	130,411	233,074
Ω	Ser Educacional SA	80,210	205,879
	Simpar SA SIMH3 BZ	336,356	748,545
*	Simpar SA SIMH9 BZ	148,484	330,444
	SLC Agricola SA	226,938	779,099
	Smartfit Escola de Ginastica e Danca SA	589,930	2,057,452
	SYN prop e tech SA	18,000	14,395
	Tegma Gestao Logistica SA	110,892	714,378
	TOTVS SA	846,812	5,448,410
	Transmissora Alianca de Energia Eletrica SA	952,123	8,175,667
	Tres Tentos Agroindustrial SA	253,677	860,651
	Trisul SA	278,302	273,705
	Ultrapar Participacoes SA (UGPA3 BZ)	39,600	239,433
	Uniao Pet Participacoes SA	355,129	245,273
	Unifique Telecomunicacoes SA	40,634	56,210
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	99,421	161,626
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	105,832	421,678
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	77,700	62,137
	Vivara Participacoes SA	281,193	1,465,647
	Vulcabras SA	433,440	1,381,252
	Wiz Co.	90,444	162,009
	YDUQS Participacoes SA	85,673	170,592
TOTAL BRAZIL			118,406,438
CHILE — (0.8%)
	Aguas Andinas SA, Class A	4,856,613	1,837,752

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Besalco SA	1,016,226	$1,425,275
	BICECORP SA	1,111,448	497,787
	Camanchaca SA	1,313,022	123,625
*	CAP SA	148,607	1,158,554
	Cia Cervecerias Unidas SA (CCU CI)	44,325	251,228
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	17,960	205,283
	Cia Sud Americana de Vapores SA	5,956,511	337,607
	Colbun SA	10,468,559	1,558,981
	Cristalerias de Chile SA	130,323	331,670
	Embotelladora Andina SA, ADR, Class B	42,582	1,201,238
	Empresa Nacional de Telecomunicaciones SA	404,920	1,602,022
	Empresas Lipigas SA	6,383	58,076
	Engie Energia Chile SA	866,969	1,657,706
	Forus SA	128,154	313,616
	Inversiones Aguas Metropolitanas SA	628,446	684,452
	Inversiones La Construccion SA	65,009	1,515,752
*	Multiexport Foods SA	1,780,116	691,543
	Parque Arauco SA	1,534,299	6,854,648
	PAZ Corp. SA	881,968	806,505
	Ripley Corp. SA	1,463,147	618,717
	Salfacorp SA	946,067	1,469,762
	Sigdo Koppers SA	874,972	1,653,074
	SMU SA	1,091,350	165,423
	Sociedad Matriz SAAM SA	31,684,439	5,176,218
	SONDA SA	491,125	158,388
	Vina Concha y Toro SA	363,507	357,120
TOTAL CHILE			32,712,022
CHINA — (26.4%)
*	263 Network Communications Co. Ltd., Class A	150,800	151,051
#	361 Degrees International Ltd.	3,516,000	2,443,649
Ω	3SBio, Inc.	5,441,000	16,274,768
#*	5100 Xizang Glacier Co. Ltd.	770,000	48,790
		Shares	Value»
CHINA — (Continued)
	5I5J Holding Group Co. Ltd., Class A	420,300	$182,914
	AAC Technologies Holdings, Inc.	1,753,000	8,118,819
*	ABA Chemicals Corp., Class A	104,700	91,573
*	ADAMA Ltd., Class A	78,800	78,835
*	Addsino Co. Ltd., Class A	60,900	219,081
*	Adicon Holdings Ltd.	45,000	23,703
	Advanced Fiber Resources Zhuhai Ltd., Class A	10,700	376,434
*	AECC Aero Science & Technology Co. Ltd., Class A	81,900	446,732
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	8,700	30,715
*	Agora, Inc., ADR	83,510	295,625
*Ω	AInnovation Technology Group Co. Ltd., Class H	45,700	22,111
Ω	AK Medical Holdings Ltd.	874,000	706,283
#*	Alibaba Health Information Technology Ltd.	8,156,000	4,609,396
#Ω	A-Living Smart City Services Co. Ltd., Class H	379,000	104,893
	Allmed Medical Products Co. Ltd., Class A	107,400	216,959
*Ω	Alphamab Oncology	471,000	626,139
	Amoy Diagnostics Co. Ltd., Class A	39,169	116,188
	Amrita Global Development Ltd.	1,794,000	137,427
*	Angang Steel Co. Ltd., Class H	958,999	180,145
Ω	Angelalign Technology, Inc.	95,800	1,094,278
	Anhui Anfu Battery Technology Co. Ltd., Class A	44,515	272,620
	Anhui Construction Engineering Group Co. Ltd., Class A	630,390	497,664
	Anhui Expressway Co. Ltd., Class H	1,706,000	3,459,139

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Anhui Genuine New Materials Co. Ltd., Class A	18,100	$27,431
*	Anhui Golden Seed Winery Co. Ltd., Class A	53,600	62,371
	Anhui Gourgen Traffic Construction Co. Ltd., Class A	67,000	71,606
	Anhui Guangxin Agrochemical Co. Ltd., Class A	120,900	263,249
*	Anhui Guofeng New Materials Co. Ltd., Class A	106,200	141,305
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	165,800	201,534
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	52,000	148,086
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	84,200	78,272
	Anhui Jinhe Industrial Co. Ltd., Class A	51,600	176,547
	Anhui Korrun Co. Ltd., Class A	14,100	43,879
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	87,900	94,513
*	Anhui Tatfook Technology Co. Ltd., Class A	152,900	246,589
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	107,796	121,917
	Anhui Xinhua Media Co. Ltd., Class A	205,100	181,361
*	Anshan Hifichem Co. Ltd., Class A	48,000	94,064
*	Anshan Senyuan Road & Bridge Co. Ltd., Class A	33,900	53,714
*Ω	Antengene Corp. Ltd.	414,000	266,674
	Anton Oilfield Services Group	4,908,000	659,287
*	Anyang Iron & Steel, Inc., Class A	200,000	61,373
		Shares	Value»
CHINA — (Continued)
	Aoshikang Technology Co. Ltd., Class A	69,350	$532,364
	Aotecar New Energy Technology Group Co. Ltd., Class A	809,100	343,958
*	Aowei Holdings Ltd.	148,000	4,556
*	ApicHope Pharmaceutical Group Co. Ltd.	79,970	486,276
	Appotronics Corp. Ltd., Class A	82,458	180,701
	APT Satellite Holdings Ltd.	740,000	363,292
	Arctech Solar Holding Co. Ltd., Class A	9,025	53,751
*††Ω	Arrail Group Ltd.	396,500	69,353
*	Asia Cement China Holdings Corp.	990,000	266,580
#Ω	AsiaInfo Technologies Ltd.	473,200	340,394
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	178,300	285,526
	Aurisco Pharmaceutical Co. Ltd., Class A	29,800	98,840
	Autohome, Inc., ADR	120,389	2,242,847
*	Autostreets Development Ltd.	452,200	112,568
	AviChina Industry & Technology Co. Ltd., Class H	6,443,000	2,838,351
	Bafang Electric Suzhou Co. Ltd., Class A	30,700	167,722
*Ω	BAIC Motor Corp. Ltd., Class H	2,772,500	494,484
#*Ω	Bairong, Inc.	466,500	419,051
	Bank of Chongqing Co. Ltd., Class H	1,872,000	1,990,603
Ω	Bank of Qingdao Co. Ltd., Class H	1,922,000	1,264,709
#	Bank of Tianjin Co. Ltd., Class H	288,000	92,995
Ω	Bank of Zhengzhou Co. Ltd., Class H	856,000	111,844
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	182,202	194,961
*	Baotailong New Materials Co. Ltd., Class A	210,100	96,349

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Baoye Group Co. Ltd., Class H	1,132,000	$572,921
*	Baozun, Inc. (BZUN US), Sponsored ADR	25,883	70,402
#	BBMG Corp., Class H	3,591,000	349,282
	BBMG Jidong Cement Group Co. Ltd., Class A	312,517	196,144
	Bear Electric Appliance Co. Ltd., Class A	11,247	68,141
	Beauty Farm Medical & Health Industry, Inc.	126,000	329,092
	Befar Group Co. Ltd., Class A	360,000	282,507
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	70,500	175,777
	Beijing Balance Medical Technology Co. Ltd., Class A	12,178	172,656
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	76,220	398,518
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd., Class A	109,500	90,196
*	Beijing Capital Development Co. Ltd., Class A	339,600	226,407
*	Beijing Capital International Airport Co. Ltd., Class H	1,474,000	358,529
	Beijing Career International Co. Ltd., Class A	17,100	61,145
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	186,000	250,743
	Beijing CTJ Information Technology Co. Ltd., Class A	67,000	202,991
#	Beijing Energy International Holding Co. Ltd.	648,200	87,812
	Beijing Enterprises Holdings Ltd.	1,476,000	5,845,633
		Shares	Value»
CHINA — (Continued)
#	Beijing Enterprises Water Group Ltd.	9,266,000	$3,273,737
	Beijing Fengjing Automotive Parts Co. Ltd.	286,600	165,437
	Beijing Gehua CATV Network Co. Ltd., Class A	199,700	234,180
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	139,368	298,248
*	Beijing Haixin Energy Technology Co. Ltd., Class A	156,400	104,994
	Beijing Haohua Energy Resource Co. Ltd., Class A	184,440	315,768
*	Beijing Jingcheng Machinery Electric Co. Ltd., Class H	80,000	42,181
#	Beijing Jingneng Clean Energy Co. Ltd., Class H	3,592,000	1,016,991
	Beijing Jingyeda Technology Co. Ltd., Class A	14,600	38,520
*	Beijing Jingyuntong Technology Co. Ltd., Class A	268,500	155,234
*	Beijing Join-Cheer Software Co. Ltd., Class A	70,800	78,031
*	Beijing Leike Defense Technology Co. Ltd., Class A	111,307	217,136
*	Beijing North Star Co. Ltd., Class H	398,000	42,402
	Beijing Oriental Jicheng Co. Ltd., Class A	37,100	143,743
	Beijing Originwater Technology Co. Ltd., Class A	439,300	252,661
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	22,200	46,350
	Beijing Sanyuan Foods Co. Ltd., Class A	283,604	253,115

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	43,300	$69,454
	Beijing Shunxin Agriculture Co. Ltd., Class A	98,100	182,625
*	Beijing Sinohytec Co. Ltd., Class H	36,950	90,624
	Beijing SL Pharmaceutical Co. Ltd., Class A	110,000	104,999
*	Beijing Sojo Electric Co. Ltd., Class A	55,400	128,680
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	57,400	31,452
	Beijing Strong Biotechnologies, Inc., Class A	42,200	78,473
*	Beijing SuperMap Software Co. Ltd., Class A	88,400	194,485
	Beijing Teamsun Technology Co. Ltd., Class A	61,500	199,108
*	Beijing Thunisoft Corp. Ltd., Class A	73,700	68,679
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	400,000	376,656
	Beijing Tricolor Technology Co. Ltd., Class A	7,081	147,608
#*	Beijing UBOX Online Technology Corp., Class H	264,500	68,312
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	86,000	13,477
	Beijing Wandong Medical Technology Co. Ltd., Class A	58,500	123,755
*	Beijing Watertek Information Technology Co. Ltd., Class A	246,700	179,168
		Shares	Value»
CHINA — (Continued)
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	37,300	$289,877
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	90,500	160,723
*	Beisen Holding Ltd.	65,400	29,360
*	Beken Corp., Class A	17,400	90,988
*	Bengang Steel Plates Co. Ltd., Class A	128,700	55,682
	Best Pacific International Holdings Ltd.	336,000	125,689
	Bestore Co. Ltd., Class A	20,600	33,494
	Bestsun Energy Co. Ltd., Class A	144,300	85,928
*	Bestway Marine & Energy Technology Co. Ltd., Class A	185,400	222,227
*	Better Life Commercial Chain Share Co. Ltd., Class A	361,400	219,938
	Beyondsoft Corp., Class A	47,200	72,718
	Bichamp Cutting Technology Hunan Co. Ltd., Class A	16,490	64,721
	Biem.L.Fdlkk Garment Co. Ltd., Class A	76,300	226,474
#*	Bilibili, Inc., Sponsored ADR	45,410	1,000,382
#*	Bilibili, Inc., Class Z	374,960	8,239,434
*	Billion Industrial Holdings Ltd.	44,000	27,115
#*	BingEx Ltd., ADR	7,329	20,301
	Binjiang Service Group Co. Ltd.	192,000	573,806
#*	Biocytogen Pharmaceuticals Beijing Co. Ltd., Class H	71,000	476,823
	Black Peony Group Co. Ltd., Class A	203,349	330,223
#Ω	Blue Moon Group Holdings Ltd.	846,000	343,219
*	Blue Sail Medical Co. Ltd., Class A	124,000	134,975
Ω	BOC Aviation Ltd.	554,400	5,692,766

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	BOE HC SemiTek Corp.	152,100	$270,595
#	BOE Varitronix Ltd.	218,000	119,152
*	Bomin Electronics Co. Ltd., Class A	104,700	238,917
#	Bosideng International Holdings Ltd.	10,770,000	5,893,752
	BOTH Engineering Technology Co. Ltd., Class A	23,800	79,468
	Bright Dairy & Food Co. Ltd., Class A	185,300	201,153
*	Bright Real Estate Group Co. Ltd., Class A	269,300	149,878
	Brilliance China Automotive Holdings Ltd.	5,246,000	1,830,673
	Bros Eastern Co. Ltd., Class A	255,672	348,016
*	Brother Enterprises Holding Co. Ltd., Class A	77,500	67,006
*	B-Soft Co. Ltd., Class A	147,848	95,780
#*	Burning Rock Biotech Ltd., ADR	917	15,589
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	74,600	169,439
	BXN Holding Co. Ltd., Class A	215,900	131,722
	BYD Electronic International Co. Ltd.	1,230,000	4,203,342
*	C C Land Holdings Ltd.	8,135,015	1,246,863
#	C&D International Investment Group Ltd.	2,001,178	3,806,593
	C&D Property Management Group Co. Ltd.	783,000	280,729
	C&S Paper Co. Ltd., Class A	252,900	316,322
*Ω	CALB Group Co. Ltd., Class H	595,400	2,711,832
	Camel Group Co. Ltd., Class A	137,135	200,279
	Cangzhou Dahua Co. Ltd., Class A	27,600	76,803
		Shares	Value»
CHINA — (Continued)
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	262,300	$216,922
	Canny Elevator Co. Ltd., Class A	84,800	76,595
*Ω	CanSino Biologics, Inc., Class H	155,400	588,479
	Center International Group Co. Ltd., Class A	59,300	123,877
	Central China Land Media Co. Ltd., Class A	138,200	271,956
*††	Central China Management Co. Ltd.	1,270,626	13,440
	Central China Securities Co. Ltd., Class H	2,947,000	714,217
	CGN New Energy Holdings Co. Ltd.	4,934,000	1,657,047
*	CGN Nuclear Technology Development Co. Ltd., Class A	226,800	259,990
	Changbai Mountain Tourism Co. Ltd., Class A	81,100	415,280
	Changchun Faway Automobile Components Co. Ltd., Class A	168,330	232,323
	Changchun UP Optotech Co. Ltd., Class A	54,000	483,367
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	382,200	232,665
	Changjiang Publishing & Media Co. Ltd., Class A	161,700	204,007
	Changshu Fengfan Power Equipment Co. Ltd., Class A	98,400	78,317
	Changzheng Engineering Technology Co. Ltd., Class A	8,400	54,169
	Changzhou Qianhong Biopharma Co. Ltd., Class A	216,600	222,872

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chaoju Eye Care Holdings Ltd.	136,500	$52,450
Ω	Cheerwin Group Ltd.	370,500	117,771
*	Chen Lin Education Group Holdings Ltd.	292,000	45,947
	Cheng De Lolo Co. Ltd., Class A	108,650	141,737
*	Chengdu ALD Aviation Manufacturing Corp., Class A	26,400	151,924
	Chengdu B-Ray Media Co. Ltd., Class A	160,300	120,686
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	39,800	70,825
	Chengdu Galaxy Magnets Co. Ltd., Class A	35,200	162,920
	Chengdu Guibao Science & Technology Co. Ltd., Class A	45,100	118,228
	Chengdu Hongqi Chain Co. Ltd., Class A	158,500	120,793
	Chengdu Kanghua Biological Products Co. Ltd., Class A	14,500	121,109
	Chengdu Leejun Industrial Co. Ltd., Class A	185,300	261,331
*	Chengdu M&S Electronics Technology Co. Ltd., Class A	14,076	71,109
	Chengdu Spaceon Electronics Co. Ltd., Class A	81,100	271,274
	Chengdu Wintrue Holding Co. Ltd., Class A	32,800	74,090
	Chenguang Biotech Group Co. Ltd., Class A	83,400	141,108
*	Chengxin Lithium Group Co. Ltd., Class A	45,100	395,555
	Chengzhi Co. Ltd., Class A	232,800	429,942
		Shares	Value»
CHINA — (Continued)
#	Chervon Holdings Ltd.	315,200	$655,412
*	China Aerospace International Holdings Ltd.	8,284,500	485,512
*	China Agriculture Development Seed Group Co. Ltd., Class A	219,100	228,160
	China Aircraft Leasing Group Holdings Ltd.	80,726	39,865
*	China Aluminum International Engineering Corp. Ltd., Class H	352,000	117,134
*	China Anchu Energy Storage Group Ltd.	1,359,000	73,283
	China Animal Husbandry Industry Co. Ltd., Class A	198,000	218,516
	China BlueChemical Ltd., Class H	4,332,000	1,494,960
*Ω	China Bohai Bank Co. Ltd., Class H	3,599,000	408,702
	China CAMC Engineering Co. Ltd., Class A	144,600	214,756
*	China Chunlai Education Group Co. Ltd.	187,000	30,161
#	China Cinda Asset Management Co. Ltd., Class H	21,897,000	3,093,517
*††	China Common Rich Renewable Energy Investments Ltd.	17,084,000	0
	China Communications Services Corp. Ltd., Class H	7,274,000	4,001,441
	China Conch Venture Holdings Ltd.	3,232,000	5,011,370
	China CYTS Tours Holding Co. Ltd., Class A	124,600	164,698
#	China Datang Corp. Renewable Power Co. Ltd., Class H	7,988,000	1,556,788
*	China Daye Non-Ferrous Metals Mining Ltd.	2,672,000	41,428

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Design Group Co. Ltd., Class A	122,000	$134,583
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	3,702,000	726,732
#††	China Dili Group	12,561,699	198,549
	China Dongxiang Group Co. Ltd.	2,155,985	114,702
Ω	China East Education Holdings Ltd.	1,088,000	737,590
#*	China Education Group Holdings Ltd.	1,587,158	471,366
	China Electronics Huada Technology Co. Ltd.	1,988,000	282,999
	China Everbright Environment Group Ltd.	8,497,000	6,109,749
	China Everbright Ltd.	1,244,000	997,545
*	China Express Airlines Co. Ltd., Class A	175,500	204,368
Ω	China Feihe Ltd.	4,590,000	2,047,996
	China Foods Ltd.	2,444,000	1,159,653
#	China Gas Holdings Ltd.	6,279,544	5,824,913
	China Gold International Resources Corp. Ltd. (2099 HK)	727,700	15,631,247
	China Haisum Engineering Co. Ltd., Class A	40,300	57,651
*	China High Speed Railway Technology Co. Ltd., Class A	497,400	196,201
#*	China High Speed Transmission Equipment Group Co. Ltd.	151,000	37,593
#††	China Huiyuan Juice Group Ltd.	3,902,101	174,667
#	China International Marine Containers Group Co. Ltd., Class H	2,983,380	4,108,757
	China Isotope & Radiation Corp., Class H	15,800	38,156
	China Jinmao Holdings Group Ltd.	12,217,141	2,606,744
		Shares	Value»
CHINA — (Continued)
	China Leadshine Technology Co. Ltd., Class A	25,300	$163,431
	China Lesso Group Holdings Ltd.	3,119,000	1,855,151
	China Lilang Ltd.	561,000	274,965
#*Ω	China Literature Ltd.	530,800	1,678,817
*	China Longevity Group Co. Ltd.	1,076,350	1,374
#	China Medical System Holdings Ltd.	3,716,500	6,109,263
#	China Meidong Auto Holdings Ltd.	692,000	83,909
	China Mengniu Dairy Co. Ltd.	5,687,000	12,665,013
	China Merchants Port Holdings Co. Ltd.	4,444,107	8,839,235
	China Merchants Property Operation & Service Co. Ltd., Class A	189,300	284,372
#*††	China Metal Recycling Holdings Ltd.	2,401,686	0
#	China Modern Dairy Holdings Ltd.	5,789,000	973,791
	China National Accord Medicines Corp. Ltd., Class A	65,630	236,056
	China National Building Material Co. Ltd., Class H	6,750,057	4,398,662
	China National Electric Apparatus Research Institute Co. Ltd., Class A	49,875	194,024
*Ω	China New Higher Education Group Ltd.	296,000	28,027
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	175,400	180,990
	China Nonferrous Mining Corp. Ltd.	3,834,000	6,666,188
*	China Oil & Gas Group Ltd.	1,820,000	40,234
	China Oilfield Services Ltd., Class H	3,164,000	3,820,312
#	China Oriental Group Co. Ltd.	1,384,000	228,018

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Overseas Grand Oceans Group Ltd.	1,725,434	$627,415
#	China Overseas Property Holdings Ltd.	4,565,000	2,325,037
#	China Power International Development Ltd.	14,719,333	6,152,375
*††	China Properties Investment Holdings Ltd.	2,045,000	0
	China Publishing & Media Co. Ltd., Class A	211,400	181,970
	China Qinfa Group Ltd.	1,180,000	466,938
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	2,558,000	1,190,266
	China Railway Tielong Container Logistics Co. Ltd., Class A	249,800	224,649
*††	China Rare Earth Holdings Ltd.	3,990,799	134,003
	China Reinsurance Group Corp., Class H	17,807,000	2,807,902
*Ω	China Renaissance Holdings Ltd.	87,300	39,442
*	China Resource & Environment Co. Ltd., Class A	282,900	156,688
	China Resources Beer Holdings Co. Ltd.	2,681,500	9,239,656
	China Resources Building Materials Technology Holdings Ltd.	4,556,000	788,524
	China Resources Gas Group Ltd.	1,665,800	4,001,673
#	China Resources Medical Holdings Co. Ltd.	1,559,000	569,075
Ω	China Resources Pharmaceutical Group Ltd.	4,345,000	2,916,654
#	China Resources Power Holdings Co. Ltd.	2,170,000	5,351,127
#	China Risun Group Ltd.	1,299,000	504,863
		Shares	Value»
CHINA — (Continued)
*	China Ruifeng Renewable Energy Holdings Ltd.	420,000	$33,503
#*	China Ruyi Holdings Ltd.	21,420,000	4,006,474
#*	China Sanjiang Fine Chemicals Co. Ltd.	1,686,000	1,130,167
*Ω	China Shengmu Organic Milk Ltd.	3,263,000	134,125
	China Shineway Pharmaceutical Group Ltd.	761,200	944,460
*	China Silver Group Ltd.	3,208,000	171,148
	China State Construction International Holdings Ltd.	3,044,000	3,535,524
	China Sunshine Paper Holdings Co. Ltd.	1,420,000	202,300
#	China Suntien Green Energy Corp. Ltd., Class H	6,194,000	3,039,583
	China Taiping Insurance Holdings Co. Ltd.	4,016,200	11,481,903
	China Testing & Certification International Group Co. Ltd., Class A	77,800	76,265
	China Tobacco International HK Co. Ltd.	619,000	2,373,477
	China Traditional Chinese Medicine Holdings Co. Ltd.	2,516,000	545,131
#*	China Travel International Investment Hong Kong Ltd.	9,387,900	1,349,478
*	China Union Holdings Ltd., Class A	221,030	181,060
	China Vered Financial Holding Corp. Ltd.	1,468,500	187,388
	China Water Affairs Group Ltd.	3,714,000	2,345,089
	China West Construction Group Co. Ltd., Class A	150,200	122,216
	China XLX Fertiliser Ltd.	1,888,000	2,670,095

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Yongda Automobiles Services Holdings Ltd.	1,601,500	$208,746
*Ω	China Youran Dairy Group Ltd.	4,116,000	2,024,884
*Ω	China Yuhua Education Corp. Ltd.	520,000	30,129
	China Zheshang Bank Co. Ltd., Class H	1,509,000	470,124
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	89,900	132,965
#	Chinasoft International Ltd.	8,914,000	3,954,374
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	168,100	204,525
	Chongqing Chuanyi Automation Co. Ltd., Class A	67,400	192,899
*	Chongqing Construction Engineering Group Corp. Ltd., Class A	251,800	112,813
	Chongqing Department Store Co. Ltd., Class A	38,000	118,890
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	140,900	259,922
	Chongqing Gas Group Corp. Ltd., Class A	298,600	230,463
	Chongqing Machinery & Electric Co. Ltd., Class H	2,834,000	1,074,593
	Chongqing Pharscin Pharmaceutical Co. Ltd., Class A	42,200	86,337
	Chongqing Port Co. Ltd., Class A	129,100	92,303
	Chongqing Road & Bridge Co. Ltd., Class A	200,700	175,201
	Chongqing Rural Commercial Bank Co. Ltd., Class H	4,394,000	3,903,576
		Shares	Value»
CHINA — (Continued)
	Chongqing Shunbo Aluminum Co. Ltd., Class A	72,200	$79,925
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	106,510	531,359
	Chow Tai Seng Jewellery Co. Ltd., Class A	122,300	237,414
*	CIFI Holdings Group Co. Ltd.	11,146,000	99,943
	CIG Shanghai Co. Ltd., Class A	16,200	417,125
	CIMC Enric Holdings Ltd.	2,658,000	3,567,529
*	Cinda Real Estate Co. Ltd., Class A	317,300	144,904
	Cisen Pharmaceutical Co. Ltd., Class A	83,100	189,636
*	CITIC Niya Wine Co. Ltd., Class A	199,800	156,894
	CITIC Press Corp., Class A	24,500	127,867
	CITIC Resources Holdings Ltd.	3,574,600	244,148
	City Development Environment Co. Ltd., Class A	147,700	305,324
	CMST Development Co. Ltd., Class A	264,100	204,190
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	169,400	201,068
*	COFCO Biotechnology Co. Ltd., Class A	209,500	186,556
*	COFCO Joycome Foods Ltd.	759,000	133,430
	Cofoe Medical Technology Co. Ltd., Class A	38,920	303,004
	Comba Telecom Systems Holdings Ltd.	644,001	125,478
	Concord New Energy Group Ltd.	18,414,964	859,039
	Consun Pharmaceutical Group Ltd.	2,125,000	4,403,320
	Contec Medical Systems Co. Ltd., Class A	40,300	76,381

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Continental Aerospace Technologies Holding Ltd.	6,297,722	$144,142
	COSCO SHIPPING Development Co. Ltd., Class H	8,912,000	1,265,276
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	436,000	1,020,792
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,287,000	2,679,607
#	COSCO SHIPPING Ports Ltd.	2,716,597	1,895,138
	COSCO SHIPPING Technology Co. Ltd., Class A	60,700	126,434
	Cosonic Intelligent Technologies Co. Ltd., Class A	30,900	64,012
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	318,917
	Crystal Clear Electronic Material Co. Ltd., Class A	144,400	307,077
	CSG Holding Co. Ltd., Class A	233,400	137,841
*	CSG Smart Science&Technology Co. Ltd., Class A	79,100	130,183
	CSPC Pharmaceutical Group Ltd.	11,084,000	12,076,863
	CSSC Hong Kong Shipping Co. Ltd.	3,516,000	1,108,234
	CTS International Logistics Corp. Ltd., Class A	195,520	159,727
*	Cutia Therapeutics, Class H	53,600	31,640
*	CWT International Ltd.	5,370,000	156,205
*	Cybrid Technologies, Inc., Class A	53,700	108,180
*	Daan Gene Co. Ltd., Class A	177,400	150,456
*	Daheng New Epoch Technology, Inc., Class A	49,300	110,098
#*	Dalipal Holdings Ltd.	1,184,000	658,156
*	Damai Entertainment Holdings Ltd.	10,550,000	789,687
		Shares	Value»
CHINA — (Continued)
	Dashang Co. Ltd., Class A	61,314	$163,536
#	Datang International Power Generation Co. Ltd., Class H	8,890,000	3,069,969
*	Datang Telecom Technology Co. Ltd., Class A	250,500	309,225
	Dawnrays Pharmaceutical Holdings Ltd.	2,567,886	371,474
	Dazhong Transportation Group Co. Ltd., Class A	133,478	88,817
	Dazzle Fashion Co. Ltd., Class A	36,400	71,225
*	DBAPP Security Ltd., Class A	9,871	64,867
	DeHua TB New Decoration Materials Co. Ltd., Class A	166,016	360,876
*	Dezhan Healthcare Co. Ltd., Class A	421,300	224,956
	Dian Diagnostics Group Co. Ltd., Class A	77,800	221,231
#	Digital China Holdings Ltd.	1,036,500	267,225
	Dongfang Electric Corp. Ltd., Class H	169,000	846,577
	Dongfeng Electronic Technology Co. Ltd., Class A	71,400	118,384
	Dongguan Aohai Technology Co. Ltd., Class A	56,200	392,974
	Dongguan Development Holdings Co. Ltd., Class A	122,700	186,769
	Dongguan Dingtong Precision Metal Co. Ltd., Class A	13,971	454,472
*	Dongguan Eontec Co. Ltd., Class A	79,300	211,345
	Dongguan Yutong Optical Technology Co. Ltd., Class A	12,500	53,337

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Donghua Testing Technology Co. Ltd., Class A	14,400	$75,675
*	Dongjiang Environmental Co. Ltd., Class H	479,800	126,808
	Dongyue Group Ltd.	4,867,000	8,015,079
*	Doushen Beijing Education & Technology, Inc., Class A	120,000	89,732
*	DouYu International Holdings Ltd., ADR	9,142	44,612
	Dynagreen Environmental Protection Group Co. Ltd., Class H	822,000	671,829
	Eaglerise Electric & Electronic China Co. Ltd., Class A	45,800	266,568
*	Easou Technology Holdings Ltd.	486,500	123,502
#*Ω	East Buy Holding Ltd.	611,000	2,013,600
	East Group Co. Ltd., Class A	140,800	120,490
	Eastcompeace Technology Co. Ltd., Class A	96,200	268,627
	E-Commodities Holdings Ltd.	2,898,000	278,637
	Edan Instruments, Inc., Class A	96,800	211,476
*Ω	Edding Genor Group Holdings Ltd.	323,500	126,684
	Edifier Technology Co. Ltd., Class A	133,699	218,260
	Edvantage Group Holdings Ltd.	395,516	39,594
	EEKA Fashion Holdings Ltd.	54,500	44,639
	EIT Environmental Development Group Co. Ltd., Class A	41,200	129,508
*††	Elion Energy Co. Ltd., Class A	780,761	7,998
	EmbedWay Technologies Shanghai Corp., Class A	63,000	281,827
	ENN Energy Holdings Ltd.	264,000	2,069,578
	Era Co. Ltd., Class A	219,200	137,067
		Shares	Value»
CHINA — (Continued)
	Essex Bio-technology Ltd.	539,000	$223,955
	Eternal Asia Supply Chain Management Ltd., Class A	286,500	235,246
	EVA Precision Industrial Holdings Ltd.	1,060,435	102,032
	Ever Sunshine Services Group Ltd.	1,154,000	291,179
Ω	Everbright Securities Co. Ltd., Class H	67,800	69,610
#*Ω	Everest Medicines Ltd.	505,500	2,255,795
	Explosive Co. Ltd., Class A	32,200	51,367
	Eyebright Medical Technology Beijing Co. Ltd., Class A	23,220	174,611
	Fangda Special Steel Technology Co. Ltd., Class A	280,000	239,136
	Far East Horizon Ltd.	5,369,000	5,146,371
	FAWER Automotive Parts Co. Ltd., Class A	279,800	209,088
	Feilong Auto Components Co. Ltd., Class A	50,800	268,777
*Ω	Feiyu Technology International Co. Ltd.	1,179,000	84,465
	Fengzhushou Co. Ltd., Class A	18,100	117,720
	FESCO Group Co. Ltd., Class A	63,200	147,216
#*	FIH Mobile Ltd.	894,700	2,868,760
*	Financial Street Holdings Co. Ltd., Class A	498,800	231,733
#	FinVolution Group, ADR	177,679	881,288
	First Tractor Co. Ltd., Class H	1,071,176	1,262,173
#*	Flat Glass Group Co. Ltd., Class H	302,000	345,744
	Focus Lightings Tech Co. Ltd., Class A	180,960	235,360
	Focused Photonics Hangzhou, Inc., Class A	72,100	144,084

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Foshan Electrical & Lighting Co. Ltd., Class A	223,300	$185,447
*	Foshan Golden Milky Way Intelligent Equipment Co. Ltd., Class A	11,600	70,068
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	63,500	73,971
	Fosun International Ltd.	3,795,500	1,998,284
	Friend Co. Ltd., Class A	61,200	113,555
#	Fu Shou Yuan International Group Ltd.	1,892,000	637,712
	Fuan Pharmaceutical Group Co. Ltd., Class A	112,400	68,141
#	Fufeng Group Ltd.	6,010,600	5,039,951
#*††	Fuguiniao Co. Ltd.	1,930,000	0
	Fujian Apex Software Co. Ltd., Class A	35,100	167,664
	Fujian Fuxin Software Development JSC Ltd., Class A	10,466	121,235
*	Fujian Tianma Science & Technology Group Co. Ltd., Class A	60,200	119,740
	Fujian Yongfu Power Engineering Co. Ltd., Class A	12,600	49,383
	Fujian Yuanli Active Carbon Co. Ltd., Class A	44,900	117,237
	Fushun Special Steel Co. Ltd., Class A	210,600	168,825
*	Future Machine Ltd.	1,333,000	133,543
Ω	Ganfeng Lithium Group Co. Ltd., Class H	67,800	729,264
	Gansu Energy Chemical Co. Ltd., Class A	930,600	392,698
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	835,000	216,969
	Gansu Shangfeng Cement Co. Ltd., Class A	114,361	235,065
		Shares	Value»
CHINA — (Continued)
	Gansu Yasheng Industrial Group Co. Ltd., Class A	304,900	$193,903
*	GCL New Energy Holdings Ltd.	1,890,000	215,997
#*	GCL Technology Holdings Ltd.	50,623,000	5,856,646
*	GDS Holdings Ltd. (9698 HK), Class A	2,853,200	15,057,939
*	Gemdale Corp., Class A	543,800	231,560
#*	Gemdale Properties & Investment Corp. Ltd.	1,844,000	27,044
	GemPharmatech Co. Ltd., Class A	37,823	114,352
Ω	Genertec Universal Medical Group Co. Ltd.	2,260,000	1,677,872
*	Genimous Technology Co. Ltd., Class A	147,400	159,999
#*	Genscript Biotech Corp.	2,344,000	4,173,203
*	Geo-Jade Petroleum Corp., Class A	408,000	279,513
	Getein Biotech, Inc., Class A	45,600	64,492
#*	Global New Material International Holdings Ltd.	1,151,000	1,245,599
	Goldcard Smart Group Co. Ltd., Class A	45,500	87,481
Ω	Golden Throat Holdings Group Co. Ltd.	523,500	236,986
	Goldenmax International Group Ltd., Class A	61,100	404,185
#	Goldwind Science & Technology Co. Ltd., Class H	2,072,400	4,600,158
	Goodbaby International Holdings Ltd.	1,382,000	156,331
*	Gosuncn Technology Group Co. Ltd., Class A	26,500	21,512
#	Grand Pharmaceutical Group Ltd.	3,333,000	2,662,407
*	Grandjoy Holdings Group Co. Ltd., Class A	609,200	273,759

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Greentown China Holdings Ltd.	3,298,648	$4,074,270
Ω	Greentown Management Holdings Co. Ltd.	284,000	81,134
	Greentown Service Group Co. Ltd.	1,824,000	1,068,796
	GRG Metrology & Test Group Co. Ltd., Class A	146,300	459,242
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	215,700	167,031
	Guangdong Construction Engineering Group Co. Ltd., Class A	473,100	261,442
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	114,500	171,948
	Guangdong Dongpeng Holdings Co. Ltd., Class A	171,500	148,061
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	194,500	327,871
	Guangdong Goworld Co. Ltd., Class A	47,800	104,586
*	Guangdong Guanghua Sci-Tech Co. Ltd., Class A	44,900	143,126
	Guangdong Guangzhou Daily Media Co. Ltd., Class A	303,300	735,758
	Guangdong Guanhao High-Tech Co. Ltd., Class A	219,300	155,812
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	108,900	160,091
	Guangdong Hoshion Industrial Aluminium Co. Ltd., Class A	31,000	114,548
	Guangdong Huate Gas Co. Ltd., Class A	19,861	549,735
	Guangdong Investment Ltd.	6,782,000	7,098,822
		Shares	Value»
CHINA — (Continued)
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	11,090	$82,202
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	66,800	180,005
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	44,900	123,839
	Guangdong Marubi Biotechnology Co. Ltd., Class A	28,900	106,386
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd., Class A	15,700	29,852
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	168,400	247,212
	Guangdong South New Media Co. Ltd., Class A	39,200	218,533
	Guangdong Tapai Group Co. Ltd., Class A	198,600	249,310
*	Guangdong TCL Smart Home Appliances Co. Ltd.	164,700	230,834
	Guangdong Vanward New Electric Co. Ltd., Class A	135,400	163,903
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	92,400	205,838
*	Guangdong Yowant Technology Group Co. Ltd., Class A	141,000	139,075
	Guangdong Yussen Energy Technology Co. Ltd., Class A	20,000	42,166
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	239,100	87,032
*	Guanghui Logistics Co. Ltd., Class A	150,700	129,563
	Guangshen Railway Co. Ltd., Class H	3,350,000	1,024,124
	Guangxi Energy Co. Ltd., Class A	40,600	29,407

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangxi LiuYao Group Co. Ltd., Class A	38,880	$95,440
	Guangxi Wuzhou Communications Co. Ltd., Class A	177,800	101,448
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	570,800	205,958
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	43,602	107,055
#	Guangzhou Automobile Group Co. Ltd., Class H	4,548,000	1,646,295
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	508,000	1,088,954
	Guangzhou Grandbuy Co. Ltd., Class A	43,400	39,491
	Guangzhou Haoyang Electronic Co. Ltd., Class A	20,150	110,431
	Guangzhou KDT Machinery Group Co. Ltd., Class A	46,598	139,469
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	54,500	218,446
	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	120,500	179,556
*	Guangzhou Pearl River Piano Group Co. Ltd., Class A	42,000	36,856
	Guangzhou Restaurant Group Co. Ltd., Class A	68,700	156,303
	Guangzhou Sie Consulting Co. Ltd., Class A	77,200	286,841
	Guangzhou Wondfo Biotech Co. Ltd., Class A	52,100	139,731
	Guangzhou Zhiguang Electric Co. Ltd., Class A	22,200	42,784
		Shares	Value»
CHINA — (Continued)
	Guilin Layn Natural Ingredients Corp., Class A	130,630	$168,233
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	85,500	179,303
	Guizhou Gas Group Corp. Ltd., Class A	140,928	133,353
	Guizhou Guihang Automotive Components Co. Ltd., Class A	41,200	82,809
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	267,700	216,848
	Guizhou Qianyuan Power Co. Ltd., Class A	69,900	207,955
	Guizhou Red Star Developing Co. Ltd., Class A	28,200	96,957
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	53,100	87,667
	Guizhou Tyre Co. Ltd., Class A	276,600	204,195
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	352,600	174,428
*	Guizhou Zhenhua E-chem, Inc., Class A	43,914	106,739
*	Guoguang Electric Co. Ltd., Class A	108,600	180,320
	Guomai Technologies, Inc., Class A	172,600	210,869
#	Guoquan Food Shanghai Co. Ltd., Class H	1,204,400	536,335
#	Gushengtang Holdings Ltd.	265,800	1,007,748
	H World Group Ltd. (1179 HK)	124,900	644,875
#*Ω	Haichang Ocean Park Holdings Ltd.	1,203,000	66,671
#Ω	Haidilao International Holding Ltd.	3,772,000	6,956,937
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	29,820	55,748
*	Hainan Haide Capital Management Co. Ltd., Class A	155,400	151,829

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hainan Haiqi Transportation Group Co. Ltd., Class A	58,100	$144,982
*	Hainan Meilan International Airport Co. Ltd., Class H	416,000	325,800
	Haitian International Holdings Ltd.	2,439,000	6,617,355
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	2,992,000	299,318
	Hangxiao Steel Structure Co. Ltd., Class A	283,708	125,779
	Hangzhou Advance Gearbox Group Co. Ltd., Class A	35,300	82,483
*	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	22,700	56,785
	Hangzhou Greenda Electronic Materials Co. Ltd., Class A	23,600	134,806
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	41,354	174,396
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	40,649	358,223
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	104,300	150,276
	Hangzhou Onechance Tech Corp., Class A	42,070	215,710
*Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	225,000	301,599
	Hangzhou Sunrise Technology Co. Ltd., Class A	101,300	215,531
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	344,000	1,780,480
	Hangzhou Weiguang Electronic Co. Ltd., Class A	13,400	63,924
		Shares	Value»
CHINA — (Continued)
	Hangzhou Youngsun Intelligent Equipment Co. Ltd., Class A	19,000	$34,023
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	52,400	181,402
#	Hanking Gold International Ltd.	1,710,000	793,982
	Haosen Fintech Group Ltd.	7,000	10,028
	Harbin Boshi Automation Co. Ltd., Class A	87,400	164,280
	Harbin Electric Co. Ltd., Class H	1,957,413	5,844,322
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	83,900	182,299
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	277,900	143,980
*	Harbin Pharmaceutical Group Co. Ltd., Class A	465,800	244,678
	HBIS Resources Co. Ltd., Class A	82,100	203,487
*Ω	HBM Holdings Ltd.	1,203,000	2,000,275
	Health & Happiness H&H International Holdings Ltd.	384,500	704,645
*	Healthcare Co. Ltd., Class A	17,700	16,691
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	108,000	214,724
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	181,578	350,316
	Hefei Urban Construction Development Co. Ltd., Class A	161,200	326,638
	Hello Group, Inc., Sponsored ADR	123,346	769,679
*	Henan Dayou Energy Co. Ltd., Class A	66,700	56,576

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Henan Hengxing Science & Technology Co. Ltd., Class A	121,400	$86,051
	Henan Liliang Diamond Co. Ltd., Class A	49,200	391,377
	Henan Lingrui Pharmaceutical Co., Class A	50,200	164,383
	Henan Thinker Automatic Equipment Co. Ltd., Class A	67,900	260,214
*	Henan Yicheng New Energy Co. Ltd., Class A	321,100	212,456
	Henan Yuguang Gold & Lead Co. Ltd., Class A	107,100	232,708
*	Henan Yuneng Holdings Co. Ltd., Class A	125,400	281,090
	Henan Zhongyuan Expressway Co. Ltd., Class A	278,800	164,981
	Hengan International Group Co. Ltd.	1,134,500	3,889,473
	Hengbao Co. Ltd., Class A	21,900	45,819
	Hengdian Group Tospo Lighting Co. Ltd., Class A	17,600	46,675
	Hengtong Logistics Co. Ltd., Class A	85,200	112,773
	HG Technologies Co. Ltd., Class A	25,450	60,003
*	Hi Sun Technology China Ltd.	657,000	36,607
	Hichain Logistics Co. Ltd., Class A	18,500	57,313
*	Hiconics Eco-energy Technology Co. Ltd., Class A	78,500	74,188
	Hiecise Precision Equipment Co. Ltd., Class A	20,200	94,984
*	High Templar Tech Ltd., Sponsored ADR	276,975	656,431
		Shares	Value»
CHINA — (Continued)
	Hisense Home Appliances Group Co. Ltd., Class H	1,325,000	$3,900,494
*	Hitevision Co. Ltd., Class A	39,400	149,106
	HitGen, Inc., Class A	41,970	176,858
*	HNA Technology Co. Ltd., Class A	393,400	212,481
	Hongli Zhihui Group Co. Ltd., Class A	79,400	89,419
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	244,880	123,953
#*	Hopson Development Holdings Ltd.	4,531,026	1,527,215
	Horizon Construction Development Ltd.	2,630,591	305,124
	Hoymiles Power Electronics, Inc., Class A	16,187	268,209
*Ω	Hua Medicine	684,500	295,056
	Huabao Flavours & Fragrances Co. Ltd., Class A	8,500	20,646
	Huabao International Holdings Ltd.	951,000	542,647
*	Huachangda Intelligent Equipment Group Co. Ltd., Class A	91,100	64,677
	Huadian Heavy Industries Co. Ltd., Class A	189,000	246,321
#	Huadian Power International Corp. Ltd., Class H	3,826,000	2,080,557
*	Huafu Fashion Co. Ltd., Class A	318,552	230,540
*	Huakai Yibai Technology Co. Ltd., Class A	39,400	75,110
	Huangshan Novel Co. Ltd., Class A	101,840	166,966
	Huangshan Tourism Development Co. Ltd., Class A	89,300	155,616
	Huapont Life Sciences Co. Ltd., Class A	213,300	155,674
#	Huaxin Cement Co. Ltd. (6655 HK), Class H	643,900	1,368,374

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hubei Broadcasting & Television Information Network Co. Ltd., Class A	297,100	$209,163
	Hubei Chutian Smart Communication Co. Ltd., Class A	303,300	170,664
	Hubei Huitian New Materials Co. Ltd., Class A	37,400	63,304
	Hubei Zhenhua Chemical Co. Ltd., Class A	77,480	401,443
	Huishang Bank Corp. Ltd., Class H	1,391,000	914,192
*	Huizhou CEE Technology, Inc., Class A	75,100	131,138
	Hunan Aihua Group Co. Ltd., Class A	32,600	95,105
*	Hunan Corun New Energy Co. Ltd., Class A	382,300	427,740
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	370,100	237,500
	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	266,380	241,657
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	47,200	88,997
*	Hunan Kaimeite Gases Co. Ltd., Class A	63,400	185,167
*	Hunan New Wellful Co. Ltd., Class A	157,200	129,375
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	191,100	245,505
	Hunan Zhongke Electric Co. Ltd., Class A	19,000	58,669
#*	HUTCHMED China Ltd. 13 HK	1,089,000	2,962,754
#*	HUTCHMED China Ltd. HCM US, ADR	3,324	44,675
	HUYA, Inc., ADR	160,771	504,821
*Ω	Hygeia Healthcare Holdings Co. Ltd.	400,200	589,156
*	HyUnion Holding Co. Ltd., Class A	244,800	262,509
		Shares	Value»
CHINA — (Continued)
*	IAT Automobile Technology Co. Ltd., Class A	76,200	$110,102
*	ImmuneOnco Biopharmaceuticals Shanghai, Class H	2,400	1,449
*	Inkeverse Group Ltd.	634,000	55,474
*	INKON Life Technology Co. Ltd., Class A	109,700	181,493
	Inmyshow Digital Technology Group Co. Ltd., Class A	341,900	299,516
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	5,400	40,009
*Ω	InnoCare Pharma Ltd., Class H	1,068,000	1,890,571
	Innuovo Technology Co. Ltd., Class A	81,100	109,946
*	Insigma Technology Co. Ltd., Class A	171,400	220,962
	Inspur Digital Enterprise Technology Ltd.	746,000	216,989
*	Inspur Software Co. Ltd., Class A	37,600	91,058
	Intron Technology Holdings Ltd.	316,000	74,058
#*	iQIYI, Inc., ADR	717,125	846,207
	IReader Technology Co. Ltd., Class A	87,800	322,599
*	J&T Global Express Ltd.	4,241,400	5,310,823
	Jack Technology Co. Ltd., Class A	5,700	33,040
	Jade Bird Integrated Technologies Co. Ltd.	165,360	293,857
	Jafron Biomedical Co. Ltd., Class A	86,000	240,227
	Jangho Group Co. Ltd., Class A	203,600	286,023
*Ω	JD Logistics, Inc.	2,716,800	5,291,214
*Ω	Jenscare Scientific Co. Ltd., Class H	118,200	148,614
*	Jia Yao Holdings Ltd.	81,000	85,914
	Jiajiayue Group Co. Ltd., Class A	76,400	121,168
	Jiang Su Suyan Jingshen Co. Ltd., Class A	150,100	239,331

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangling Motors Corp. Ltd., Class A	66,000	$181,714
	Jiangsu Ankura Intelligent Power Co. Ltd., Class A	17,500	155,002
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	227,700	202,154
*	Jiangsu Baichuan High-tech New Materials Co. Ltd., Class A	63,000	95,713
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	61,600	206,633
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	18,000	347,926
	Jiangsu Changbao Steeltube Co. Ltd., Class A	76,200	100,256
	Jiangsu Changhai Composite Materials Co. Ltd., Class A	42,900	123,142
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	53,600	106,120
	Jiangsu Chint Power Technology Co. Ltd., Class A	39,000	166,370
*	Jiangsu Dagang Co. Ltd., Class A	124,600	302,982
	Jiangsu Etern Co. Ltd., Class A	66,700	416,879
	Jiangsu Expressway Co. Ltd., Class H	542,000	737,466
*	Jiangsu General Science Technology Co. Ltd., Class A	203,700	139,144
	Jiangsu Gian Technology Co. Ltd., Class A	35,200	215,477
	Jiangsu Guomao Reducer Co. Ltd., Class A	87,800	202,857
	Jiangsu Guotai International Group Co. Ltd., Class A	69,300	91,232
		Shares	Value»
CHINA — (Continued)
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	23,900	$219,261
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	182,200	201,092
*	Jiangsu Hongdou Industrial Co. Ltd., Class A	376,500	152,848
	Jiangsu Hongtian Technology Co. Ltd., Class A	19,400	147,992
	Jiangsu Huachang Chemical Co. Ltd., Class A	177,400	175,272
*	Jiangsu Huahong Technology Stock Co. Ltd., Class A	70,000	264,774
	Jiangsu Huaxicun Co. Ltd., Class A	95,671	100,905
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	277,100	185,579
	Jiangsu Jibeier Pharmaceutical Co. Ltd., Class A	22,171	91,210
	Jiangsu Jiuding New Material Co. Ltd.	70,800	139,203
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	100,940	199,191
	Jiangsu Lianyungang Port Co. Ltd., Class A	134,600	94,339
	Jiangsu Linyang Energy Co. Ltd., Class A	257,200	229,550
*	Jiangsu Lopal Tech Group Co. Ltd., Class A	83,200	408,707
	Jiangsu Olive Sensors High-Tech Co. Ltd., Class A	120,700	145,113
	Jiangsu Pacific Precision Forging Co. Ltd., Class A	78,700	130,853
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	164,300	239,458

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	98,100	$94,236
	Jiangsu Rongtai Industry Co. Ltd., Class A	28,300	135,988
*	Jiangsu Sanfame Polyester Material Co. Ltd., Class A	466,700	174,176
	Jiangsu Shentong Valve Co. Ltd., Class A	86,100	203,799
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	140,200	159,558
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	76,873	837,739
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	14,784	161,112
	Jiangsu Soho High Hope Group Corp., Class A	428,400	179,489
*	Jiangsu Sopo Chemical Co., Class A	92,401	111,855
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	262,221	190,779
	Jiangsu ToLand Alloy Co. Ltd., Class A	23,300	134,394
*	Jiangsu Transimage Technology Co. Ltd., Class A	34,900	132,362
*	Jiangsu Yinhe Electronics Co. Ltd., Class A	161,700	192,784
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	275,200	183,780
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	412,100	162,470
*	Jiangsu Zongyi Co. Ltd., Class A	130,900	147,164
		Shares	Value»
CHINA — (Continued)
	Jiangxi Bank Co. Ltd., Class H	1,112,500	$98,087
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	115,900	161,670
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	75,500	214,756
	Jiangxi Ganneng Co. Ltd., Class A	161,100	295,287
	Jiangxi Ganyue Expressway Co. Ltd., Class A	264,600	171,757
	Jiangxi Guotai Group Co. Ltd., Class A	121,900	247,936
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	56,200	102,868
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	46,460	192,172
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	79,100	110,592
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	60,300	231,234
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	63,900	233,156
*	Jiangyin Zhongnan Heavy Industries Co. Ltd., Class A	243,200	130,272
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	108,234	212,200
*	Jihua Group Corp. Ltd., Class A	515,900	221,198
*	Jilin Chemical Fibre, Class A	419,602	314,448
	Jilin OLED Material Tech Co. Ltd., Class A	23,525	153,302
*	Jilin Quanyangquan Co. Ltd., Class A	90,200	109,576
*	Jinbei Automotive Co. Ltd., Class A	217,100	128,071

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*††	Jinchuan Group International Resources Co. Ltd.	7,638,000	$117,020
	Jinghua Pharmaceutical Group Co. Ltd., Class A	144,900	159,968
	Jingjin Equipment, Inc., Class A	141,400	388,325
	Jinhong Gas Co. Ltd., Class A	61,973	317,807
	Jinhui Liquor Co. Ltd., Class A	53,400	138,899
*	JinJian Cereals Industry Co. Ltd., Class A	57,500	57,325
	JinkoSolar Holding Co. Ltd., ADR	129,309	3,019,365
	Jinlei Technology Co. Ltd., Class A	66,900	297,763
	Jinlongyu Group Co. Ltd., Class A	99,400	394,646
	Jinmao Property Services Co. Ltd.	302,279	99,208
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	538,000	298,110
	Jinneng Science&Technology Co. Ltd., Class A	103,400	101,737
#*Ω	Jinxin Fertility Group Ltd.	3,915,500	1,200,419
	Jinzai Food Group Co. Ltd., Class A	76,700	126,806
*	Jinzhou Yongshan Lithium Co. Ltd., Class A	34,700	99,186
	JiuGui Liquor Co. Ltd., Class A	38,100	238,641
#Ω	Jiumaojiu International Holdings Ltd.	481,000	107,770
	Jiuzhitang Co. Ltd., Class A	76,900	108,835
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	224,800	560,396
	JNBY Design Ltd.	631,000	1,723,916
#Ω	Joinn Laboratories China Co. Ltd., Class H	140,700	389,337
		Shares	Value»
CHINA — (Continued)
*	Jolywood Suzhou Sunwatt Co. Ltd., Class A	201,100	$300,244
	Jones Tech PLC, Class A	24,760	198,375
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	72,700	221,491
	Joyoung Co. Ltd., Class A	92,000	146,986
	JOYY, Inc., ADR	46,746	2,757,547
	JS Corrugating Machinery Co. Ltd., Class A	95,000	143,856
#*Ω	JS Global Lifestyle Co. Ltd.	1,699,000	373,406
	JSTI Group, Class A	113,500	112,789
#*	Ju Teng International Holdings Ltd.	1,932,000	998,991
	Jutze Intelligent Technology Co. Ltd., Class A	31,800	93,947
*Ω	JW Cayman Therapeutics Co. Ltd.	5,500	1,644
	Kailuan Energy Chemical Co. Ltd., Class A	149,900	129,368
	Kaishan Group Co. Ltd., Class A	73,500	332,734
	Kanzhun Ltd.	97,400	653,214
	KEDE Numerical Control Co. Ltd., Class A	23,357	207,419
*	Keep, Inc.	384,600	147,909
	Keeson Technology Corp. Ltd., Class A	37,900	94,121
	Keli Motor Group Co. Ltd., Class A	133,500	203,451
	Keli Sensing Technology Ningbo Co. Ltd., Class A	29,700	245,306
	Keshun Waterproof Technologies Co. Ltd., Class A	129,100	128,800
	Kidswant Children Products Co. Ltd., Class A	150,300	195,401
	Kinco Automation Shanghai Co. Ltd., Class A	7,843	124,253

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Kinetic Development Group Ltd.	4,804,000	$1,433,029
	Kingboard Holdings Ltd.	2,259,921	12,810,910
	Kingboard Laminates Holdings Ltd.	3,510,500	15,671,430
*	Kingdee International Software Group Co. Ltd.	4,900,000	5,421,028
*	Kingsignal Technology Co. Ltd., Class A	51,200	111,072
#*	Kingsoft Cloud Holdings Ltd.	1,882,000	1,897,756
#	Kingsoft Corp. Ltd.	477,000	1,409,081
	KPC Pharmaceuticals, Inc., Class A	95,000	132,354
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	75,100	197,157
	Kuangda Technology Group Co. Ltd., Class A	287,400	256,165
	Kunlun Energy Co. Ltd.	5,972,000	5,747,128
	Kunming Chuan Jin Nuo Chemical Co. Ltd., Class A	33,300	123,783
	Kunshan Dongwei Technology Co. Ltd., Class A	47,829	430,164
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	36,820	280,488
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	55,100	88,222
*	Kyland Technology Co. Ltd., Class A	104,600	285,381
	Lancy Co. Ltd., Class A	80,100	189,491
*	Landai Technology Group Corp. Ltd., Class A	85,300	118,172
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	156,100	193,492
	Laobaixing Pharmacy Chain JSC, Class A	85,300	175,234
	Launch Tech Co. Ltd., Class H	273,500	276,834
	Lee & Man Chemical Co. Ltd.	528,785	331,325
		Shares	Value»
CHINA — (Continued)
	Lee & Man Paper Manufacturing Ltd.	2,361,000	$1,021,520
*Ω	Legend Holdings Corp., Class H	1,319,300	1,603,686
*	Leoch Energy, Inc.	720	6,142
	Leoch International Technology Ltd.	36,000	4,268
	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	68,400	188,187
#	LexinFintech Holdings Ltd., ADR	8,846	18,665
	Li Ning Co. Ltd.	5,678,000	14,782,494
*	LianChuang Electronic Technology Co. Ltd., Class A	30,400	34,372
	Lianhe Chemical Technology Co. Ltd., Class A	81,400	197,546
#*	Lianlian DigiTech Co. Ltd., Class H	227,500	164,808
*	Liao Ning Oxiranchem, Inc. (300082 C2), Class A	55,700	95,637
	Liaoning Chengda Biotechnology Co. Ltd., Class A	51,643	174,352
	Liaoning Energy Industry Co. Ltd., Class A	164,000	95,664
	Liaoning Port Co. Ltd., Class H	968,000	106,809
	Lier Chemical Co. Ltd., Class A	149,980	283,975
*	Lifetech Scientific Corp.	8,522,000	2,361,071
	Lijiang Yulong Tourism Co. Ltd., Class A	129,100	179,591
	Lily Group Co. Ltd., Class A	46,500	114,294
*	Linewell Software Co. Ltd., Class A	61,500	81,045
#	Lingbao Gold Group Co. Ltd., Class H	870,000	2,338,937
#Ω	Linklogis, Inc., Class B	2,001,500	625,461
*	Liuzhou Iron & Steel Co. Ltd., Class A	283,680	189,711
	Livzon Pharmaceutical Group, Inc., Class H	622,403	2,237,379

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	17,800	$55,969
*	Long Yuan Construction Group Co. Ltd., Class A	180,600	52,592
#Ω	Longfor Group Holdings Ltd.	2,779,114	2,877,570
	Longhua Technology Group Luoyang Co. Ltd., Class A	189,100	293,544
	Longyan Zhuoyue New Energy Co. Ltd., Class A	7,470	57,685
	Lonking Holdings Ltd.	5,962,000	2,537,996
	Lontium Semiconductor Corp., Class A	21,565	253,149
*	Lotus Holdings Co. Ltd.	164,799	259,724
	Lucky Harvest Co. Ltd., Class A	34,190	148,125
*††	Lumena Newmat	363,249	0
	Luolai Lifestyle Technology Co. Ltd., Class A	106,300	175,258
	Luoniushan Co. Ltd., Class A	125,428	121,084
	Lushang Freda Pharmaceutical Co. Ltd., Class A	161,500	155,014
	Luxin Venture Capital Group Co. Ltd., Class A	109,200	348,951
	Luyang Energy-Saving Materials Co. Ltd.	94,900	137,422
*Ω	Luye Pharma Group Ltd.	4,823,500	1,593,348
	Luyuan Group Holding Cayman Ltd.	81,500	126,849
	Lygend Resources & Technology Co. Ltd.-H, Class H	160,800	246,373
*	Maanshan Iron & Steel Co. Ltd., Class H	3,244,048	1,056,921
	Maccura Biotechnology Co. Ltd., Class A	106,861	164,593
*	Malion New Materials Co. Ltd., Class A	83,800	143,547
	Maxvision Technology Corp., Class A	39,800	314,895
		Shares	Value»
CHINA — (Continued)
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	42,200	$160,997
#Ω	Medlive Technology Co. Ltd.	344,500	381,812
	MeiG Smart Technology Co. Ltd., Class A	44,800	257,168
#Ω	Meitu, Inc.	5,321,000	2,865,017
	Mesnac Co. Ltd., Class A	196,900	195,952
#	Metallurgical Corp. of China Ltd., Class H	2,108,000	429,887
	M-Grass Ecology & Environment Group Co. Ltd., Class A	384,500	205,350
#*Ω	Microport Cardioflow Medtech Corp.	669,200	206,945
#	MicroPort NeuroScientific Corp.	319,224	425,004
*	Microport Scientific Corp.	1,702,100	1,911,954
Ω	Midea Real Estate Holding Ltd.	311,000	129,374
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	28,971	241,564
#	Ming Yuan Cloud Group Holdings Ltd.	1,847,000	497,781
*	Mingfa Group International Co. Ltd.	260,000	3,075
	MINISO Group Holding Ltd.	440,600	1,625,745
*	Minmetals Development Co. Ltd., Class A	196,200	321,141
	Minth Group Ltd.	1,963,000	8,584,737
*	Miracle Automation Engineering Co. Ltd., Class A	14,000	47,903
	Miracll Chemicals Co. Ltd., Class A	43,640	114,173
	MLS Co. Ltd., Class A	197,100	274,713
*	MMG Ltd.	8,402,598	9,065,443
*Ω	Mobvista, Inc.	968,000	2,024,129
	Monalisa Group Co. Ltd., Class A	12,800	20,354

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Montnets Cloud Technology Group Co. Ltd., Class A	77,800	$108,391
	Moon Environment Technology Co. Ltd., Class A	88,980	326,708
	Morimatsu International Holdings Co. Ltd.	612,000	549,685
	Motic Xiamen Electric Group Co. Ltd., Class A	29,500	66,362
	MYS Group Co. Ltd., Class A	174,100	86,787
	Nancal Technology Co. Ltd., Class A	43,300	250,269
*	Nanfang Pump Industry Co. Ltd., Class A	318,400	226,554
	Nanhua Futures Co. Ltd., Class A	51,500	158,489
	NanJi E-Commerce Co. Ltd., Class A	258,000	114,621
	Nanjing Cosmos Chemical Co. Ltd., Class A	62,500	127,949
	Nanjing Hanrui Cobalt Co. Ltd., Class A	59,300	422,291
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	47,907	64,538
	Nanjing Pharmaceutical Group Co. Ltd.	244,800	189,625
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	241,200	240,627
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	77,905	330,798
	Natural Food International Holding Ltd.	452,000	98,440
#	NetDragon Websoft Holdings Ltd.	250,500	276,993
#*Ω	NetEase Cloud Music, Inc.	156,250	2,307,470
	Neusoft Corp., Class A	148,800	193,475
		Shares	Value»
CHINA — (Continued)
	New Guomai Digital Culture Co. Ltd., Class A	78,400	$142,837
*	New Journey Health Technology Group Co. Ltd., Class A	554,900	188,447
	New Trend International Logis-Tech Co. Ltd., Class A	52,700	88,782
#*	Newborn Town, Inc.	1,330,000	1,568,328
	Nexteer Automotive Group Ltd.	634,000	393,878
*	Nine Dragons Paper Holdings Ltd.	3,319,000	2,695,423
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	20,400	20,958
*	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	60,200	106,452
	Ningbo Exciton Technology Co. Ltd., Class A	32,800	91,713
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	72,600	213,722
	Ningbo Kbe Electrical Technology Co. Ltd., Class A	16,600	139,716
	Ningbo Menovo Pharmaceutical Co. Ltd., Class A	24,000	220,683
	Ningbo Peacebird Fashion Co. Ltd., Class A	66,600	138,988
*	Ningbo Solartron Technology Co. Ltd., Class A	22,535	59,184
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	55,800	274,673
	Ningbo Yongxin Optics Co. Ltd., Class A	21,000	354,416
	Ningbo Yunsheng Co. Ltd., Class A	118,900	232,579
	Ningxia Building Materials Group Co. Ltd., Class A	84,200	159,298

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	33,700	$217,602
	Ningxia Western Venture Industrial Co. Ltd., Class A	265,100	182,540
*	Niu Technologies, Sponsored ADR	15,777	48,909
	NKY Medical Holdings Ltd., Class A	84,300	234,179
	Noah Holdings Ltd., Sponsored ADR	52,669	548,284
	North Chemical Industries Co. Ltd., Class A	44,800	159,617
	North China Pharmaceutical Co. Ltd., Class A	171,300	130,905
*	North Electro-Optic Co. Ltd., Class A	57,200	183,244
	North Huajin Chemical Industries Co. Ltd., Class A	272,000	226,741
	Northeast Pharmaceutical Group Co. Ltd., Class A	217,203	157,008
	Novoray Corp., Class A	3,272	42,169
*	NSFOCUS Technologies Group Co. Ltd., Class A	95,400	103,135
*	Nuode New Materials Co. Ltd., Class A	306,700	485,216
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	42,800	39,894
#*Ω	Ocumension Therapeutics	478,000	454,547
#	Onewo, Inc., Class H	311,100	673,617
	Opple Lighting Co. Ltd., Class A	46,400	137,889
	OPT Machine Vision Tech Co. Ltd., Class A	12,615	202,830
	ORG Technology Co. Ltd., Class A	306,700	247,522
	Orient International Enterprise Ltd., Class A	148,200	153,488
#	Orient Overseas International Ltd.	228,500	3,989,174
		Shares	Value»
CHINA — (Continued)
*	Oriental Energy Co. Ltd., Class A	213,400	$251,460
#*	OSL Group Ltd.	706,500	1,135,622
*	Ourpalm Co. Ltd., Class A	101,800	74,809
	Ovctek China, Inc., Class A	45,600	96,463
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	117,700	205,930
*	PCI Technology Group Co. Ltd., Class A	249,500	195,891
*Ω	Peijia Medical Ltd.	760,000	604,465
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	1,346,100	0
*	Pengxin International Mining Co. Ltd., Class A	185,200	224,224
*	Perennial Energy Holdings Ltd.	40,000	5,123
#*	Phancy Group Co. Ltd., Class H	304,300	1,467,189
	PharmaBlock Sciences Nanjing, Inc., Class A	30,200	176,743
Ω	Pharmaron Beijing Co. Ltd., Class H	754,500	2,037,022
*	Phenix Optical Co. Ltd., Class A	25,200	71,826
	PhiChem Corp., Class A	82,131	368,270
#*Ω	Ping An Healthcare & Technology Co. Ltd.	2,757,658	3,814,052
	PNC Process Systems Co. Ltd., Class A	59,680	218,820
*	Polaris Bay Group Co. Ltd., Class A	269,000	247,900
	Poly Property Group Co. Ltd.	4,407,500	1,089,641
	Poly Property Services Co. Ltd., Class H	142,200	569,681
*	Pony Testing International Group Co. Ltd., Class A	47,200	66,859
*	Porton Pharma Solutions Ltd., Class A	106,500	333,246

The Emerging Markets Small Cap Series
CONTINUED
	Shares	Value»
CHINA — (Continued)
Pou Sheng International Holdings Ltd.	3,276,806	$163,343
Precision Tsugami China Corp. Ltd.	128,000	788,921
Prinx Chengshan Holdings Ltd.	256,000	261,792
Pulike Biological Engineering, Inc., Class A	20,800	36,470
Puyang Huicheng Electronic Material Co. Ltd., Class A	9,700	20,792
PW Medtech Group Ltd.	859,000	124,241
Q Technology Group Co. Ltd.	1,418,000	1,488,119
Qfin Holdings, Inc., ADR	108,615	1,420,684
Qianhe Condiment & Food Co. Ltd., Class A	158,650	212,734
Qiming Information Technology Co. Ltd., Class A	49,800	129,158
Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	197,600	322,600
Qingdao Citymedia Co. Ltd., Class A	32,400	30,033
Qingdao East Steel Tower Stock Co. Ltd., Class A	32,100	113,200
Qingdao Eastsoft Communication Technology Co. Ltd., Class A	86,722	165,762
Qingdao Gaoce Technology Co. Ltd., Class A	114,045	224,104
Qingdao Gon Technology Co. Ltd., Class A	2,600	20,181
Qingdao Haier Biomedical Co. Ltd., Class A	37,811	173,993
Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	43,714	89,452
		Shares	Value»
CHINA — (Continued)
	Qingdao NovelBeam Technology Co. Ltd., Class A	10,727	$173,125
Ω	Qingdao Port International Co. Ltd., Class H	1,097,000	1,073,577
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	81,000	96,079
*	Qingling Motors Co. Ltd., Class H	762,000	100,925
	Qinhuangdao Port Co. Ltd., Class H	1,932,500	611,575
*	QuakeSafe Technologies Co. Ltd., Class A	10,100	34,646
	Queclink Wireless Solutions Co. Ltd., Class A	71,900	154,886
	Quick Intelligent Equipment Co. Ltd., Class A	58,300	401,831
*	Quzhou DFP New Material Group Co. Ltd.	262,400	174,541
	Rainbow Digital Commercial Co. Ltd., Class A	142,400	114,942
	Rayhoo Motor Dies Co. Ltd., Class A	36,300	159,915
#*Ω	Red Star Macalline Group Corp. Ltd., Class H	925,120	167,109
	Renhe Pharmacy Co. Ltd., Class A	253,900	211,672
*	REPT BATTERO Energy Co. Ltd., Class H	345,800	783,590
	Rianlon Corp., Class A	38,750	246,706
	Richinfo Technology Co. Ltd., Class A	22,000	73,082
	Riyue Heavy Industry Co. Ltd., Class A	123,600	231,422
	Rizhao Port Co. Ltd., Class A	359,300	155,834
#*	RoboSense Technology Co. Ltd.	299,200	1,282,908
	Ruida Futures Co. Ltd., Class A	68,700	250,623

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ruifeng Power Group Co. Ltd.	34,000	$42,621
	Runjian Co. Ltd., Class A	25,000	219,783
	Sanchuan Wisdom Technology Co. Ltd., Class A	93,400	85,994
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	166,700	167,799
	Sanjiang Shopping Club Co. Ltd., Class A	60,900	121,605
	Sanquan Food Co. Ltd., Class A	103,400	217,869
*	Sansteel Minguang Co. Ltd. Fujian, Class A	247,900	124,588
	Sansure Biotech, Inc., Class A	72,284	181,779
*	Sanwei Holding Group Co. Ltd., Class A	83,600	137,901
	Sany Heavy Equipment International Holdings Co. Ltd.	4,159,000	5,748,931
#*	Seazen Group Ltd.	5,392,571	1,536,480
	SF Diamond Co. Ltd., Class A	30,100	128,699
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	332,700	169,663
*	Shaanxi Fenghuo Electronics Co. Ltd., Class A	116,000	162,005
*	Shaanxi Heimao Coking Co. Ltd., Class A	352,600	207,825
	ShaanXi Provincial Natural Gas Co. Ltd., Class A	109,500	127,387
	Shandong Bohui Paper Industrial Co. Ltd., Class A	166,103	154,615
*	Shandong Chenming Paper Holdings Ltd., Class H	72,000	9,467
	Shandong Dawn Polymer Co. Ltd., Class A	79,900	352,629
	Shandong Denghai Seeds Co. Ltd., Class A	151,100	226,478
		Shares	Value»
CHINA — (Continued)
*	Shandong Haihua Co. Ltd., Class A	134,000	$116,854
	Shandong Head Group Co. Ltd., Class A	40,100	157,235
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	235,600	191,287
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	182,200	104,019
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	41,100	93,710
	Shandong Jinjing Science & Technology Co. Ltd., Class A	246,800	212,856
	Shandong Lukang Pharma, Class A	169,300	202,166
	Shandong New Beiyang Information Technology Co. Ltd., Class A	85,500	92,615
*	Shandong Oriental Ocean Sci-Tech Co. Ltd., Class A	62,500	18,848
	Shandong Pharmaceutical Glass Co. Ltd., Class A	82,400	225,108
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,391,600	2,376,226
	Shandong WIT Dyne Health Co. Ltd., Class A	43,400	184,158
	Shandong Xiantan Group Co. Ltd.	148,800	139,655
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	582,400	460,946
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	134,000	220,183
	Shanghai Acrel Co. Ltd., Class A	27,600	98,165

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	101,800	$217,353
*	Shanghai AJ Group Co. Ltd., Class A	272,700	193,135
	Shanghai AtHub Co. Ltd., Class A	15,333	83,470
	Shanghai Bailian Group Co. Ltd., Class A	190,000	230,225
	Shanghai Baolong Automotive Corp., Class A	24,400	121,384
	Shanghai Baosteel Packaging Co. Ltd., Class A	213,800	161,564
*Ω	Shanghai Bio-heart Biological Technology Co. Ltd., Class H	112,400	57,691
	Shanghai Bright Meat Group Co. Ltd., Class A	169,000	145,809
#	Shanghai Chicmax Cosmetic Co. Ltd., Class H	124,600	749,914
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	139,200	263,573
	Shanghai Datun Energy Resources Co. Ltd., Class A	96,200	195,733
#	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	413,000	161,462
	Shanghai Environment Group Co. Ltd., Class A	149,986	180,010
*	Shanghai Feilo Acoustics Co. Ltd., Class A	243,400	245,957
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	67,800	96,915
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	783,500	1,922,965
		Shares	Value»
CHINA — (Continued)
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	779,000	$3,893,209
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	347,000	125,868
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	18,100	157,359
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	54,000	197,096
	Shanghai Gench Education Group Ltd.	65,500	17,290
	Shanghai Gentech Co. Ltd., Class A	51,384	246,336
*	Shanghai Golden Bridge InfoTech Co. Ltd., Class A	13,900	27,444
	Shanghai Haixin Group Co., Class A	75,700	92,653
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	76,600	310,885
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	22,400	63,500
*Ω	Shanghai Henlius Biotech, Inc., Class H	160,100	1,537,222
*	Shanghai Industrial Development Co. Ltd., Class A	323,300	251,008
#	Shanghai Industrial Holdings Ltd.	865,000	1,702,861
*	Shanghai INT Medical Instruments Co. Ltd., Class H	152,200	766,245
	Shanghai Jahwa United Co. Ltd., Class A	81,300	240,005
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	100,200	151,513

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	194,559	$165,130
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	46,489	152,129
	Shanghai Liangxin Electrical Co. Ltd., Class A	153,265	260,603
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	9,142	136,980
*	Shanghai Milkground Food Tech Co. Ltd., Class A	77,599	235,024
*	Shanghai New Power Automotive Technology Co. Ltd., Class A	24,900	30,374
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,208,500	1,820,874
	Shanghai Pioneer Holding Ltd.	1,330,000	385,540
	Shanghai Pudong Construction Co. Ltd., Class A	239,492	248,063
	Shanghai QiFan Cable Co. Ltd., Class A	32,200	172,186
	Shanghai Runda Medical Technology Co. Ltd., Class A	45,300	89,355
	Shanghai Shibei Hi-Tech Co. Ltd., Class A	256,012	181,819
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	164,400	231,245
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	140,900	263,945
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	110,200	161,953
		Shares	Value»
CHINA — (Continued)
	Shanghai Yaoji Technology Co. Ltd., Class A	53,833	$161,926
	Shanghai Yct Electronics Group Co. Ltd., Class A	16,120	139,836
	Shanghai Zhezhong Group Co. Ltd., Class A	48,500	126,345
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	380,400	389,681
	Shantou Wanshun New Material Group Co. Ltd., Class A	83,800	120,222
	Shanxi Blue Flame Holding Co. Ltd., Class A	181,300	243,493
	Shanxi Coking Co. Ltd., Class A	220,800	139,142
*	Shanxi Guoxin Energy Corp. Ltd., Class A	189,860	100,058
	Shanxi Hi-speed Group Co. Ltd., Class A	189,200	139,704
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	198,900	206,274
*	Shanxi Lu'an Chemical Technology Co. Ltd., Class A	196,000	96,323
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	93,500	78,601
	Shengda Resources Co. Ltd., Class A	51,307	276,705
	Shenma Industry Co. Ltd., Class A	201,400	226,289
	Shenzhen Absen Optoelectronic Co. Ltd., Class A	28,700	68,947
	Shenzhen Agricultural Power Group Co. Ltd., Class A	246,021	266,280
	Shenzhen Airport Co. Ltd., Class A	238,400	249,277
*	Shenzhen Baoming Technology Co. Ltd., Class A	16,500	127,091

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	109,100	$222,999
	Shenzhen Bingchuan Network Co. Ltd., Class A	16,500	64,622
	Shenzhen BSC Technology Co. Ltd., Class A	22,340	107,823
	Shenzhen Center Power Tech Co. Ltd., Class A	68,300	277,636
	Shenzhen Cereals Holdings Co. Ltd., Class A	158,300	178,215
	Shenzhen Changhong Technology Co. Ltd., Class A	66,900	173,793
	Shenzhen Click Technology Co. Ltd., Class A	111,600	316,748
*	Shenzhen Clou Electronics Co. Ltd., Class A	153,400	156,928
	Shenzhen Colibri Technologies Co. Ltd., Class A	87,400	561,992
	Shenzhen Comix Group Co. Ltd., Class A	62,300	63,194
	Shenzhen Desay Battery Technology Co., Class A	43,574	186,299
*	Shenzhen Dynanonic Co. Ltd., Class A	24,238	257,068
#	Shenzhen Expressway Corp. Ltd., Class H	2,482,400	2,347,776
	Shenzhen Farben Information Technology Co. Ltd., Class A	52,900	144,684
*	Shenzhen Feima International Supply Chain Co. Ltd., Class A	301,000	131,491
*	Shenzhen Fenda Technology Co. Ltd., Class A	117,200	90,069
		Shares	Value»
CHINA — (Continued)
	Shenzhen Forms Syntron Information Co. Ltd.	49,800	$208,307
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	88,000	95,064
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	138,600	297,968
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	238,000	147,565
#	Shenzhen International Holdings Ltd.	4,712,256	4,466,958
#*	Shenzhen Investment Ltd.	10,091,720	1,060,216
	Shenzhen Invt Electric Co. Ltd., Class A	91,100	104,472
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	89,334	112,798
*	Shenzhen Jinjia Group Co. Ltd., Class A	176,500	98,232
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	237,200	309,434
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	93,800	202,470
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	123,100	189,927
	Shenzhen Leaguer Co. Ltd., Class A	211,200	264,585
	Shenzhen Lifotronic Technology Co. Ltd., Class A	76,939	147,197
	Shenzhen Longtech Smart Control Co. Ltd., Class A	6,700	36,813
	Shenzhen Microgate Technology Co. Ltd., Class A	175,100	320,755

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	264,600	$97,738
	Shenzhen Noposin Crop Science Co. Ltd., Class A	201,300	323,013
	Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	108,000	22,763
	Shenzhen Qingyi Photomask Ltd., Class A	49,231	224,143
	Shenzhen SEG Co. Ltd., Class A	113,400	136,387
	Shenzhen Sinexcel Electric Co. Ltd., Class A	60,400	414,981
	Shenzhen Sunline Tech Co. Ltd., Class A	149,700	259,778
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	12,800	58,177
	Shenzhen Tagen Group Co. Ltd., Class A	454,710	234,617
	Shenzhen Topraysolar Co. Ltd., Class A	114,700	92,138
	Shenzhen Topway Video Communication Co. Ltd., Class A	142,600	152,957
	Shenzhen United Winners Laser Co. Ltd., Class A	46,617	195,612
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	32,500	122,446
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	121,700	291,257
	Shenzhou International Group Holdings Ltd.	727,300	4,433,198
*	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	9,748	165,580
	Shinva Medical Instrument Co. Ltd., Class A	79,400	160,163
		Shares	Value»
CHINA — (Continued)
	Shoucheng Holdings Ltd.	6,317,600	$1,313,849
	Shougang Fushan Resources Group Ltd.	5,749,565	2,039,705
††	Shouhang High-Tech Energy Co. Ltd., Class A	269,600	2,762
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	295,800	264,139
	Shui On Land Ltd.	6,376,643	433,078
*	Sichuan Chengfei Integration Technology Corp., Class A	93,300	405,574
	Sichuan EM Technology Co. Ltd., Class A	63,200	365,065
#	Sichuan Expressway Co. Ltd., Class H	3,234,000	2,436,084
	Sichuan Furong Technology Co. Ltd., Class A	70,520	111,853
*	Sichuan Haite High-tech Co. Ltd., Class A	138,776	256,779
	Sichuan Injet Electric Co. Ltd., Class A	51,100	370,842
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	72,100	166,656
*	Sichuan Lutianhua Co. Ltd., Class A	277,700	198,395
	Sichuan Teway Food Group Co. Ltd., Class A	164,132	411,917
#	Sihuan Pharmaceutical Holdings Group Ltd.	7,416,000	1,213,710
	SIIC Environment Holdings Ltd. (807 HK)	128,000	17,681
Ω	Simcere Pharmaceutical Group Ltd.	1,299,000	1,971,482
*	Sinic Holdings Group Co. Ltd.	235,000	0

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sino Biopharmaceutical Ltd.	2,624,000	$1,826,471
*	Sino GeoPhysical Co. Ltd., Class A	38,100	243,636
	Sino Wealth Electronic Ltd., Class A	29,600	119,170
	Sinocare, Inc., Class A	56,785	138,312
	Sinofert Holdings Ltd.	6,383,327	1,277,407
	Sinomach Automobile Co. Ltd., Class A	202,000	179,766
	Sinomach Precision Industry Group Co. Ltd., Class A	51,400	394,807
	Sinopec Engineering Group Co. Ltd., Class H	3,836,500	3,083,885
#	Sinopec Kantons Holdings Ltd.	3,076,000	1,599,868
*	Sinopec Oilfield Equipment Corp., Class A	170,200	181,685
#*	Sinopec Oilfield Service Corp., Class H	6,360,000	665,267
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	6,842,000	1,140,656
	Sinopharm Group Co. Ltd., Class H	2,624,400	6,242,822
	Sinoseal Holding Co. Ltd., Class A	35,100	174,527
	Sinosteel Engineering & Technology Co. Ltd., Class A	315,300	300,776
	Sinosteel New Materials Co. Ltd., Class A	124,300	176,652
	Sinotrans Ltd., Class H	7,449,000	4,860,306
	Sinotruk Hong Kong Ltd.	1,934,000	9,512,778
	Sirio Pharma Co. Ltd., Class A	38,841	110,939
	Skyworth Digital Co. Ltd., Class A	134,600	250,937
*	Skyworth Group Ltd.	1,222,000	982,465
	Snowsky Salt Industry Group Co. Ltd., Class A	198,412	201,339
#*	SOHO China Ltd.	2,844,000	161,839
		Shares	Value»
CHINA — (Continued)
	Soho Holly Futures Co. Ltd., Class H	94,000	$34,616
	Sokan New Materials Group Co. Ltd., Class A	15,995	84,468
	Solareast Holdings Co. Ltd., Class A	86,400	106,237
	Sonoscape Medical Corp., Class A	19,308	68,995
*	South Manganese Investment Ltd.	1,351,000	92,053
	Southern Publishing & Media Co. Ltd., Class A	117,500	215,387
#*	So-Young International, Inc., ADR	92,433	279,148
#	SSY Group Ltd.	5,457,152	1,606,450
	Stanley Agricultural Group Co. Ltd., Class A	223,700	358,591
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	230,400	196,818
#*	Star Plus Legend Holdings Ltd., Class H	389,000	282,885
	Sufa Technology Industry Co. Ltd. CNNC, Class A	88,000	256,972
	Sumavision Technologies Co. Ltd., Class A	245,300	200,224
#	Sun Art Retail Group Ltd.	3,105,000	577,768
*	Sun Create Electronics Co. Ltd., Class A	30,100	101,864
	Sun King Technology Group Ltd.	3,180,000	657,503
	Sunflower Pharmaceutical Group Co. Ltd., Class A	27,000	54,898
	Sunny Optical Technology Group Co. Ltd.	988,200	8,135,465
	Sunrise Group Co. Ltd., Class A	80,700	87,728
#*	Sunshine Lake Pharma Co. Ltd., Class H	215,847	1,135,274

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sunstone Development Co. Ltd., Class A	54,200	$198,615
	Sunward Intelligent Equipment Co. Ltd., Class A	272,650	396,925
	Sunyard Technology Co. Ltd., Class A	28,800	53,745
	Suofeiya Home Collection Co. Ltd., Class A	57,600	101,340
	Suzhou Anjie Technology Co. Ltd., Class A	151,900	368,194
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	353,100	305,691
	Suzhou Good-Ark Electronics Co. Ltd., Class A	99,900	171,657
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	165,900	198,271
	Suzhou Secote Precision Electronic Co. Ltd., Class A	46,300	368,598
*	Suzhou SLAC Precision Equipment Co. Ltd., Class A	71,200	163,108
	Suzhou Sushi Testing Group Co. Ltd., Class A	90,200	225,580
	Suzhou TZTEK Technology Co. Ltd., Class A	37,593	397,896
*	SVG Optronics Co. Ltd., Class A	21,000	163,906
#	SY Holdings Group Ltd.	1,217,000	1,386,165
#	Symphony Holdings Ltd.	6,450,000	1,165,178
*	SYoung Group Co. Ltd., Class A	50,900	191,636
	Taiji Computer Corp. Ltd., Class A	51,700	131,142
*	Taiyuan Heavy Industry Co. Ltd., Class A	368,700	129,195
*	Tangrenshen Group Co. Ltd., Class A	92,527	56,420
		Shares	Value»
CHINA — (Continued)
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	71,600	$81,462
	Tangshan Sunfar Silicon Industry Co. Ltd., Class A	41,100	171,719
	Tansun Technology Co. Ltd., Class A	61,200	148,777
*	Tanwan, Inc.	298,200	582,281
	Tayho Advanced Materials Group Co. Ltd., Class A	85,700	142,507
	TCL Electronics Holdings Ltd.	2,874,347	5,554,568
	TDG Holdings Co. Ltd., Class A	102,300	419,271
*††	Tech-Pro, Inc.	43,862,000	0
*	Tellhow Sci-Tech Co. Ltd., Class A	77,570	179,347
	Telling Telecommunication Holding Co. Ltd., Class A	98,500	169,134
	Ten Pao Group Holdings Ltd.	32,000	9,705
	Tenfu Cayman Holdings Co. Ltd.	286,000	104,956
	Three's Co. Media Group Co. Ltd., Class A	30,907	213,828
	Tian An China Investment Co. Ltd.	1,092,000	583,771
#	Tian Lun Gas Holdings Ltd.	318,000	115,942
#	Tiangong International Co. Ltd.	3,496,000	1,530,941
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,602,000	883,143
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	395,800	198,474
	Tianjin Development Holdings Ltd.	752,000	224,321
	Tianjin Port Co. Ltd., Class A	342,300	237,907
	Tianjin Port Development Holdings Ltd.	3,762,800	337,069
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	81,135	214,105

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	276,400	$174,065
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	182,900	149,180
	Tianneng Power International Ltd.	2,554,048	1,877,657
*	Tianqi Lithium Corp., Class H	208,200	1,775,518
	Tianrun Industry Technology Co. Ltd., Class A	168,300	277,623
	Tibet Mineral Development Co. Ltd., Class A	14,200	81,067
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	27,100	160,489
	Time Interconnect Technology Ltd.	1,630,000	4,307,015
	Tingyi Cayman Islands Holding Corp.	2,842,000	4,385,044
	Titan Wind Energy Suzhou Co. Ltd., Class A	42,200	74,504
	TK Group Holdings Ltd.	174,000	52,610
	TKD Science & Technology Co. Ltd., Class A	66,200	372,791
	Tofflon Science & Technology Group Co. Ltd., Class A	147,600	284,938
	Toly Bread Co. Ltd., Class A	213,868	156,211
	Tomson Group Ltd.	679,139	205,845
#	Tong Ren Tang Technologies Co. Ltd., Class H	1,328,000	653,245
	Tongcheng Travel Holdings Ltd.	3,313,600	7,563,222
*	Tongdao Liepin Group	250,000	80,562
*	Tongding Interconnection Information Co. Ltd., Class A	76,800	178,557
#	Tongguan Gold Group Ltd.	3,534,000	1,300,294
		Shares	Value»
CHINA — (Continued)
	Tongyu Heavy Industry Co. Ltd., Class A	529,953	$246,940
	Topsec Technologies Group, Inc., Class A	208,127	223,845
Ω	Topsports International Holdings Ltd.	4,067,000	1,558,746
	Toread Holdings Group Co. Ltd., Class A	78,400	192,016
#	Towngas Smart Energy Co. Ltd.	2,576,853	1,165,403
*	TPV Technology Co. Ltd., Class A	344,600	134,017
*Ω	Transcenta Holding Ltd.	19,500	5,538
	TravelSky Technology Ltd., Class H	539,000	667,346
	Triangle Tyre Co. Ltd., Class A	105,600	227,319
*	Triumph New Energy Co. Ltd., Class H	174,000	77,126
	Triumph Science & Technology Co. Ltd., Class A	148,800	339,880
*††	Trony Solar Holdings Co. Ltd.	1,757,000	0
*	Truking Technology Ltd., Class A	64,300	92,688
	Tsingtao Brewery Co. Ltd., Class H	1,030,000	7,121,019
	TSP Wind Power Group Co. Ltd.	176,900	296,027
*Ω	Tuhu Car, Inc.	21,400	36,478
*††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	792,500	0
	Tungkong, Inc., Class A	51,300	76,878
	Tuya, Inc., ADR	154,494	355,336
	Unilumin Group Co. Ltd., Class A	95,400	89,230
	Uni-President China Holdings Ltd.	4,377,000	4,028,796
#	United Energy Group Ltd.	2,112,900	129,254
*	UTour Group Co. Ltd., Class A	225,600	208,273
	V V Food & Beverage Co. Ltd., Class A	253,300	138,744

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Valiant Co. Ltd., Class A	189,900	$462,723
	Vatti Corp. Ltd., Class A	147,700	127,650
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	114,900	436,821
*Ω	Venus MedTech Hangzhou, Inc., Class H	202,500	47,605
	Vipshop Holdings Ltd., ADR	577,801	8,314,556
	Visual China Group Co. Ltd., Class A	18,500	59,407
#*Ω	Viva Biotech Holdings	2,444,500	530,329
#*	Vnet Group, Inc., ADR	292,747	2,432,728
*	VOYAH Automobile Technology Co. Ltd., Class H	1,937,592	1,484,271
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	40,900	170,515
	Wangfujing Group Co. Ltd., Class A	140,700	255,182
	Wangneng Environment Co. Ltd., Class A	77,245	198,170
	Wanguo Gold Group Ltd.	1,640,000	2,365,216
	Want Want China Holdings Ltd.	7,162,000	4,044,476
	Warom Technology, Inc. Co., Class A	58,700	160,752
	Wasion Holdings Ltd.	1,858,000	6,443,006
	Wasu Media Holding Co. Ltd., Class A	227,800	247,504
	Weaver Network Technology Co. Ltd., Class A	27,300	183,061
	Weibo Corp. (9898 HK), Class A	112,300	929,755
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	85,600	138,191
	Weilong Delicious Global Holdings Ltd.	952,400	1,158,419
#*Ω	Weimob, Inc.	6,999,000	1,316,554
#*	WellCell Holdings Co. Ltd. 2940 HK	1,187,200	474,425
		Shares	Value»
CHINA — (Continued)
	Wellhope Foods Co. Ltd., Class A	142,900	$146,767
	Wencan Group Co. Ltd., Class A	59,322	162,052
	Wenzhou Yihua Connector Co. Ltd., Class A	39,600	334,299
#	West China Cement Ltd.	5,844,000	1,891,391
	Western Metal Materials Co. Ltd., Class A	37,800	354,278
#	Wharf Holdings Ltd.	1,817,000	6,015,771
	Winall Hi-Tech Seed Co. Ltd., Class A	111,168	138,239
	Windey Energy Technology Group Co. Ltd., Class A	79,350	188,775
*	Wison Engineering Services Co. Ltd.	129,000	10,312
*	World Union Group, Inc., Class A	271,900	124,350
	Wuhan East Lake High Technology Group Co. Ltd., Class A	105,200	138,758
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	77,500	125,205
*	Wuhan P&S Information Technology Co. Ltd., Class A	70,400	138,878
	Wushang Group Co. Ltd., Class A	124,182	152,863
	Wuxi Best Precision Machinery Co. Ltd., Class A	70,100	298,806
	Wuxi Boton Technology Co. Ltd., Class A	54,100	184,000
	Wuxi Chipown Micro-Electronics Ltd., Class A	12,113	149,674
	Wuxi DK Electronic Materials Co. Ltd., Class A	10,400	139,258
	Wuxi Longsheng Technology Co. Ltd., Class A	23,600	139,518

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wuxi Paike New Materials Technology Co. Ltd., Class A	22,100	$347,348
	Wuxi Rural Commercial Bank Co. Ltd., Class A	261,500	219,284
*	WuXi XDC Cayman, Inc.	543,000	4,123,124
	Wuxi Xinje Electric Co. Ltd., Class A	29,200	233,488
#	XD, Inc.	466,200	3,748,777
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	535,000	27,682
	Xiamen Changelight Co. Ltd., Class A	70,400	343,216
	Xiamen International Airport Co. Ltd., Class A	52,000	122,750
	Xiamen ITG Group Corp. Ltd., Class A	252,900	229,169
	Xiamen Jihong Technology Co. Ltd., Class A	64,000	187,068
	Xiamen Kingdomway Group Co., Class A	68,300	152,617
*	Xian International Medical Investment Co. Ltd., Class A	220,600	148,699
	Xi'an Manareco New Materials Co. Ltd., Class A	16,133	94,365
	Xiandai Investment Co. Ltd., Class A	356,794	220,705
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	111,500	250,555
	Ximei Resources Holding Ltd.	125,000	254,332
	Xin Point Holdings Ltd.	82,000	44,656
	Xingda International Holdings Ltd.	80,000	12,329
	Xingfa Aluminium Holdings Ltd.	481,000	459,734
#	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,617,103	2,140,300
	Xinhuanet Co. Ltd., Class A	17,800	52,562
		Shares	Value»
CHINA — (Continued)
	Xinjiang Communications Construction Group Co. Ltd., Class A	101,800	$207,449
	Xinjiang Joinworld Co. Ltd., Class A	182,800	231,877
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	240,700	144,836
*	Xinjiang Xintai Natural Gas Co. Ltd., Class A	47,300	218,668
#	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,597,000	588,884
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	220,300	277,971
*	Xinte Energy Co. Ltd., Class H	40,800	34,081
*	Xinxiang Chemical Fiber Co. Ltd., Class A	301,700	357,536
#	Xinyi Energy Holdings Ltd.	5,980,780	911,389
	Xinyi Solar Holdings Ltd.	6,042,929	2,224,578
	Xinyu Iron & Steel Co. Ltd., Class A	278,200	126,220
*	Xinzhi Group Co. Ltd., Class A	71,300	211,776
*	Xizang Tianlu Co. Ltd., Class A	194,100	267,040
	Xizang Zhufeng Resources Co. Ltd., Class A	97,700	397,737
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	85,600	221,303
#	Xtep International Holdings Ltd.	5,055,836	2,776,894
#*	Xunlei Ltd., ADR	181,470	1,103,338
Ω	Yadea Group Holdings Ltd.	3,721,281	5,712,442
	Yangling Metron New Material, Inc., Class A	78,600	228,498
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	106,000	2,733,096

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yankershop Food Co. Ltd., Class A	21,600	$185,890
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	46,200	131,044
	Yantai China Pet Foods Co. Ltd., Class A	32,811	161,895
	Yantai North Andre Juice Co. Ltd., Class H	62,000	123,634
	YanTai Shuangta Food Co. Ltd., Class A	202,100	135,083
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	134,600	262,350
*	Yatsen Holding Ltd., ADR	36,365	105,822
	YD Electronic Technology Co. Ltd., Class A	23,600	234,413
*	Yechiu Metal Recycling China Ltd., Class A	305,500	183,398
	Yeebo International Holdings Ltd.	132,000	56,952
*	YH Entertainment Group	159,000	40,240
*	Yibin Tianyuan Group Co. Ltd., Class A	158,000	162,117
	Yifan Pharmaceutical Co. Ltd., Class A	30,000	49,294
	Yihai International Holding Ltd.	996,000	2,094,882
*	Yijiahe Technology Co. Ltd., Class A	20,400	84,937
	Yinbang Clad Material Co. Ltd., Class A	156,200	321,183
	Yindu Kitchen Equipment Co. Ltd., Class A	49,395	94,361
	Yiren Digital Ltd., Sponsored ADR	143,597	277,142
Ω	Yixin Group Ltd.	3,926,000	952,922
	Yixintang Pharmaceutical Group Co. Ltd., Class A	100,100	186,306
	Yizumi Holdings Co. Ltd., Class A	86,500	307,442
	Yongjin Technology Group Co. Ltd.	64,300	182,748
		Shares	Value»
CHINA — (Continued)
	Yotrio Group Co. Ltd., Class A	363,000	$173,231
*	Youcare Pharmaceutical Group Co. Ltd., Class A	46,828	135,108
#*	Youdao, Inc., ADR	5,385	63,220
	Youngy Co. Ltd., Class A	6,500	103,775
*	Youzu Interactive Co. Ltd., Class A	163,800	245,958
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	131,000	175,297
#	Yuexiu Property Co. Ltd.	1,360,456	677,256
	Yuexiu Transport Infrastructure Ltd.	1,846,018	940,211
	Yueyang Forest & Paper Co. Ltd., Class A	314,477	214,135
	Yueyang Xingchang Petro-Chemical Co. Ltd., Class A	64,600	155,061
	Yunnan Energy Investment Co. Ltd., Class A	98,300	166,951
	Yunnan Nantian Electronics Information Co. Ltd., Class A	42,200	89,862
	Yutong Heavy Industries Co. Ltd., Class A	55,300	96,221
*	Zai Lab Ltd. 9688 HK	1,401,800	3,008,598
#*	Zai Lab Ltd. ZLAB US, ADR	46,914	1,015,219
	Zanyu Technology Group Co. Ltd., Class A	49,300	92,552
	ZCZL Industrial Technology Group Co. Ltd., Class H	989,600	2,206,867
	Zengame Technology Holding Ltd.	552,000	198,150
	Zhangjiagang Guangda Special Material Co. Ltd., Class A	33,772	98,139
	Zhaojin Mining Industry Co. Ltd., Class H	2,969,000	10,909,005

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	132,400	$258,563
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	159,100	229,124
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	10,200	105,659
	Zhejiang Communications Technology Co. Ltd., Class A	322,100	183,753
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	183,200	120,211
	Zhejiang Dafeng Industry Co. Ltd., Class A	36,500	66,747
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	107,300	184,256
	Zhejiang Expressway Co. Ltd., Class H	4,415,920	4,376,974
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	92,000	175,845
#*††	Zhejiang Glass Co. Ltd., Class H	415,000	0
*	Zhejiang Great Southeast Co. Ltd., Class A	221,800	131,208
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	177,400	231,537
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	249,900	242,066
	Zhejiang Hailide New Material Co. Ltd., Class A	97,400	88,344
	Zhejiang Hangmin Co. Ltd., Class A	194,400	202,780
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	181,900	169,072
		Shares	Value»
CHINA — (Continued)
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	142,700	$236,922
	Zhejiang Huace Film & Television Co. Ltd., Class A	230,700	296,274
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	16,300	40,739
	Zhejiang Huangma Technology Co. Ltd., Class A	86,100	192,310
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	91,000	169,638
	Zhejiang International Group Co. Ltd., Class A	46,200	71,856
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	147,400	176,544
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	90,100	235,797
	Zhejiang Jingu Co. Ltd., Class A	63,400	115,784
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	96,800	209,850
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	79,600	161,635
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	82,600	184,325
	Zhejiang Lante Optics Co. Ltd., Class A	39,901	450,467
	Zhejiang Meida Industrial Co. Ltd., Class A	99,100	116,017
*	Zhejiang Narada Power Source Co. Ltd., Class A	124,100	161,403
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	19,313	63,239
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	58,500	115,748

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Runtu Co. Ltd., Class A	192,334	$306,757
	Zhejiang Semir Garment Co. Ltd., Class A	334,400	297,025
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	203,000	155,424
#	Zhejiang Shibao Co. Ltd., Class H	664,000	386,837
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	57,428	190,520
	Zhejiang Southeast Space Frame Co. Ltd., Class A	111,200	138,755
	Zhejiang Sunoren Solar Technology Co. Ltd.	31,600	45,169
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	131,900	115,313
	Zhejiang Taihua New Material Group Co. Ltd., Class A	99,000	131,786
	Zhejiang Tiantie Science & Technology Co. Ltd., Class A	149,000	134,714
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	31,305	96,607
	Zhejiang Wanliyang Co. Ltd., Class A	141,470	147,738
	Zhejiang Wanma Co. Ltd., Class A	101,000	191,868
	Zhejiang Wansheng Co. Ltd., Class A	101,200	193,139
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	123,800	181,395
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	47,800	178,388
	Zhejiang XCC Group Co. Ltd., Class A	45,800	450,087
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	119,500	153,592
		Shares	Value»
CHINA — (Continued)
	Zhejiang Xinao Textiles, Inc., Class A	57,100	$72,902
	Zhejiang Xinhua Chemical Co. Ltd., Class A	20,500	103,223
	Zhejiang Yasha Decoration Co. Ltd., Class A	256,100	156,830
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	71,900	240,308
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	59,400	234,811
*	Zhejiang Zhongxin Fluoride Materials Co. Ltd., Class A	7,100	19,305
	Zhende Medical Co. Ltd., Class A	19,700	265,864
*	Zhengzhou Coal Industry & Electric Power Co. Ltd., Class A	150,800	94,130
	Zhengzhou GL Tech Co. Ltd., Class A	29,800	157,353
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	264,800	199,266
*	Zhewen Interactive Group Co. Ltd., Class A	126,500	186,450
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	2,067,900	3,107,373
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	138,891	218,555
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	13,400	66,257
	Zhongsheng Group Holdings Ltd.	930,500	849,398
*††	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	0
	Zhongtong Bus Holding Co. Ltd., Class A	113,900	199,915

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	ZhongYeDa Electric Co. Ltd., Class A	66,200	$98,544
	Zhongyin Babi Food Co. Ltd., Class A	27,100	92,306
	Zhongyuan Environment-Protection Co. Ltd., Class A	146,000	180,951
Ω	Zhou Hei Ya International Holdings Co. Ltd.	62,500	11,754
	Zhuhai Enpower Electric Co. Ltd., Class A	23,257	104,783
	Zhuhai Port Co. Ltd., Class A	93,400	71,072
*	Zhuhai Zhumian Group Co. Ltd.	207,400	180,641
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	585,600	2,675,707
	Zhuzhou Huarui Precision Cutting Tools Co. Ltd., Class A	4,305	90,107
*	Zhuzhou Smelter Group Co. Ltd., Class A	11,100	43,454
	Zhuzhou Times New Material Technology Co. Ltd., Class A	163,168	287,769
	ZJAMP Group Co. Ltd., Class A	50,400	67,699
#Ω	ZJLD Group, Inc.	596,600	621,835
	ZJMI Environmental Energy Co. Ltd., Class A	78,900	162,196
	Zkteco Co. Ltd., Class A	23,700	107,789
*	Zonqing Environmental Ltd.	132,000	4,549
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,527,000	1,537,826
	ZWSOFT Co. Ltd. Guangzhou, Class A	33,936	282,466
#Ω	Zylox-Tonbridge Medical Technology Co. Ltd., Class H	236,000	695,333
TOTAL CHINA			1,045,353,627
		Shares	Value»
COLOMBIA — (0.1%)
	Almacenes Exito SA	9,125	$10,583
	Bolsa de Valores de Colombia	22,199	92,249
	Celsia SA	393,020	540,087
	Cementos Argos SA	290,239	949,252
*	Corp. Financiera Colombiana SA	109,392	466,013
	Grupo Argos SA	90,312	392,176
	Grupo de Inversiones Suramericana SA	27,099	381,778
	Mineros SA	93,364	347,951
	Promigas SA ESP	10,240	17,787
TOTAL COLOMBIA			3,197,876
GREECE — (0.9%)
#	Aegean Airlines SA	125,190	1,641,552
#*	Aktor SA Holding Co. Technical & Energy Projects	150,373	1,913,705
	Athens International Airport SA	35,252	401,961
	Athens Water Supply & Sewage Co. SA	80,877	976,453
	Autohellas Tourist & Trading SA	61,105	777,444
#	Avax SA	103,049	369,991
#*	Ballys Intralot SA	210,350	275,950
#	Bank of Greece	35,827	627,384
	Cenergy Holdings SA	5,948	167,417
#	ElvalHalcor SA	124,834	583,799
	Fourlis Holdings SA	68,675	366,537
	GEK Terna SA	228,704	10,990,749
	Helleniq Energy Holdings SA	105,970	1,223,272
	Holding Co. ADMIE IPTO SA	305,384	1,177,570
#	Ideal Holdings SA	20,091	137,762
#	Intracom Holdings SA	144,281	564,849
	Jumbo SA	6,861	187,269
	Kri-Kri Milk Industry SA	7,535	218,101
*	LAMDA Development SA	128,290	913,876
	Motor Oil Hellas Corinth Refineries SA	55,328	2,469,582
	Optima bank SA	55,204	577,548
	Piraeus Port Authority SA	25,327	1,124,067
	Profile Systems & Software SA	10,038	88,929
	Quest Holdings SA	58,079	477,407
	Sarantis SA	130,238	2,184,023

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Thrace Plastics Holding & Co.	10,688	$51,551
	Titan SA (TITC GA)	85,095	4,574,057
TOTAL GREECE			35,062,805
HONG KONG — (0.0%)
	NH Health	269,500	91,181
	Truly International Holdings Ltd.	1,023,573	131,176
TOTAL HONG KONG			222,357
HUNGARY — (0.2%)
#*	4iG Nyrt	113,545	851,930
	Magyar Telekom Telecommunications PLC	615,145	4,872,741
#	Opus Global Nyrt	590,242	625,026
	Richter Gedeon Nyrt	25,220	1,063,773
TOTAL HUNGARY			7,413,470
INDIA — (15.9%)
	360 ONE WAM Ltd.	444,231	4,885,702
	3M India Ltd.	2,424	854,565
	63 Moons Technologies Ltd.	5,065	40,146
	Aarti Drugs Ltd.	83,364	333,172
	Aarti Industries Ltd.	452,888	2,432,436
	Aarti Pharmalabs Ltd.	109,660	867,691
	Abbott India Ltd.	13,370	3,595,165
	Accelya Solutions India Ltd.	1,635	20,072
	Action Construction Equipment Ltd.	93,884	880,451
	Acutaas Chemicals Ltd.	5,664	155,583
	ADF Foods Ltd.	14,720	41,156
	Aditya Birla Real Estate Ltd.	143,250	2,258,086
	Aditya Birla Sun Life Asset Management Co. Ltd.	8,656	93,114
	Advanced Enzyme Technologies Ltd.	116,481	425,151
	Aegis Logistics Ltd.	454,075	3,375,074
	Aeroflex Industries Ltd.	30,906	99,680
*	Aether Industries Ltd.	3,719	46,323
	AGI Greenpac Ltd.	39,239	263,165
	Ahluwalia Contracts India Ltd.	52,561	497,600
	AIA Engineering Ltd.	149,695	6,258,382
	Ajanta Pharma Ltd.	136,011	4,067,646
	Alembic Ltd.	269,593	263,654
		Shares	Value»
INDIA — (Continued)
	Alembic Pharmaceuticals Ltd.	186,858	$1,489,173
	Alkyl Amines Chemicals	48,225	772,139
	Allcargo Global Ltd.	851,660	208,801
	Amara Raja Energy & Mobility Ltd.	202,047	1,868,028
*	Amber Enterprises India Ltd.	50,515	4,292,197
	Amrutanjan Health Care Ltd.	13,418	80,676
	Anant Raj Ltd.	241,161	1,244,436
	Angel One Ltd.	481,130	1,576,728
	Anupam Rasayan India Ltd.	3,510	49,707
	Apar Industries Ltd.	27,182	3,559,293
	Apcotex Industries Ltd.	15,529	65,078
	APL Apollo Tubes Ltd.	163,620	3,302,770
	Apollo Tyres Ltd.	1,000,029	4,328,455
	Arvind Fashions Ltd.	178,503	841,853
	Arvind Ltd.	531,249	2,239,273
	Asahi India Glass Ltd.	328,255	2,903,586
	Ashiana Housing Ltd.	74,655	270,671
*	Ashoka Buildcon Ltd.	293,754	417,479
Ω	Aster DM Healthcare Ltd.	21,593	161,543
	Astra Microwave Products Ltd.	141,008	1,685,699
	AstraZeneca Pharma India Ltd.	4,051	353,892
	Atul Ltd.	51,474	3,714,745
	AurionPro Solutions Ltd.	16,984	157,041
	Automotive Axles Ltd.	15,893	308,212
*Ω	Avalon Technologies Ltd.	3,435	38,711
	Avantel Ltd.	44,030	69,139
	Avanti Feeds Ltd.	99,660	1,465,026
*	AvenuesAI Ltd.	3,370,385	493,917
*	Bajaj Consumer Care Ltd.	112,119	534,331
*	Bajaj Hindusthan Sugar Ltd.	2,211,400	475,789
	Bajaj Holdings & Investment Ltd.	5,659	613,838
	Balaji Amines Ltd.	38,797	550,075
	Balmer Lawrie & Co. Ltd.	230,549	461,177
	Balrampur Chini Mills Ltd.	395,473	2,184,263

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Banco Products India Ltd.	109,392	$714,280
Ω	Bandhan Bank Ltd.	787,738	1,677,903
	Bank of Maharashtra	348,978	290,384
	Bannari Amman Sugars Ltd.	12,348	483,771
	BASF India Ltd.	43,424	1,674,495
	Bata India Ltd.	103,949	790,119
	Bayer CropScience Ltd.	22,462	1,139,151
	BEML Ltd.	125,723	2,385,736
*	BF Utilities Ltd.	59,511	349,423
	Bhansali Engineering Polymers Ltd.	235,494	238,962
	Bharat Bijlee Ltd.	14,396	476,225
	Bharat Dynamics Ltd.	86,089	1,251,873
	Bharat Heavy Electricals Ltd.	45,764	170,620
	Bharat Rasayan Ltd.	10,482	153,881
	Birla Corp. Ltd.	92,209	895,918
	BirlaNu Ltd.	2,850	40,797
	Birlasoft Ltd.	440,592	1,723,361
	Black Box Ltd.	29,029	197,865
	Blue Dart Express Ltd.	16,807	970,001
	Blue Star Ltd.	243,763	4,598,498
	Bombay Burmah Trading Co.	58,043	920,559
	Bombay Dyeing & Manufacturing Co. Ltd.	232,090	278,361
*	Borosil Ltd.	16,007	41,483
*	Borosil Renewables Ltd.	18,113	96,480
	Brigade Enterprises Ltd.	336,769	2,800,583
	BSE Ltd.	279,963	10,797,089
	Can Fin Homes Ltd.	219,068	2,021,130
	Cantabil Retail India Ltd.	4,821	12,290
*	Capacit'e Infraprojects Ltd.	76,517	204,646
	Caplin Point Laboratories Ltd.	71,908	1,299,183
	Carborundum Universal Ltd.	259,767	2,639,123
	Care Ratings Ltd.	65,669	1,156,718
*	Cartrade Tech Ltd.	32,684	562,077
	Carysil Ltd.	18,432	175,125
	Castrol India Ltd.	781,810	1,529,564
	CCL Products India Ltd.	261,418	3,131,552
	Ceat Ltd.	70,997	2,597,182
		Shares	Value»
INDIA — (Continued)
	Central Depository Services India Ltd.	301,691	$4,073,509
	Century Enka Ltd.	7,650	34,059
	Century Plyboards India Ltd.	196,359	1,662,503
	Cera Sanitaryware Ltd.	17,078	945,607
	CESC Ltd.	1,818,831	3,625,670
	Chalet Hotels Ltd.	6,485	51,737
	Chambal Fertilisers & Chemicals Ltd.	465,051	2,145,387
	Chennai Petroleum Corp. Ltd.	157,831	1,876,615
*	Choice International Ltd.	13,377	93,977
	Cholamandalam Financial Holdings Ltd.	356,056	5,829,674
	CIE Automotive India Ltd.	431,037	2,164,629
	City Union Bank Ltd.	1,059,281	3,028,238
	CMS Info Systems Ltd.	18,089	55,406
Ω	Cochin Shipyard Ltd.	177,570	3,272,892
	Coforge Ltd.	432,935	5,512,879
	Computer Age Management Services Ltd.	509,680	3,998,507
	Coromandel International Ltd.	139,926	2,955,214
*	CreditAccess Grameen Ltd.	124,441	1,709,999
	CRISIL Ltd.	40,220	1,821,404
	Crompton Greaves Consumer Electricals Ltd.	1,391,327	4,002,606
*	CSB Bank Ltd.	134,975	550,363
	Cyient Ltd.	149,889	1,387,006
	Dalmia Bharat Ltd.	63,329	1,275,995
*	Dalmia Bharat Refractories Ltd.	467	0
	Datamatics Global Services Ltd.	10,803	84,581
	DB Corp. Ltd.	115,519	263,407
	DCB Bank Ltd.	653,604	1,298,255
*	DCM Shriram International Ltd.	8,486	5,861
	DCM Shriram Ltd.	124,334	1,586,901
	DCW Ltd.	298,579	149,999
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	2,467,939
	Deepak Nitrite Ltd.	116,408	2,145,984
*	Delhivery Ltd.	174,840	863,921

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Delta Corp. Ltd.	158,164	$118,737
	Dhanuka Agritech Ltd.	33,658	384,725
*	Digitide Solutions Ltd.	139,386	142,459
Ω	Dilip Buildcon Ltd.	40,150	195,628
*	Dishman Carbogen Amcis Ltd.	171,479	334,104
	Dixon Technologies India Ltd.	2,358	280,576
	D-Link India Ltd.	2,113	10,123
Ω	Dr. Lal PathLabs Ltd.	202,504	2,946,468
	eClerx Services Ltd.	162,834	2,466,239
	Edelweiss Financial Services Ltd.	1,280,420	1,546,842
*	EID Parry India Ltd.	250,294	2,238,758
	EIH Associated Hotels	17,756	60,891
	EIH Ltd.	200,059	678,187
	Elecon Engineering Co. Ltd.	16,991	91,534
	Electrosteel Castings Ltd.	954,477	828,725
	Elgi Equipments Ltd.	508,992	2,952,326
	Emami Ltd.	467,453	2,202,335
*	Embassy Developments Ltd.	312,135	152,197
Ω	Endurance Technologies Ltd.	51,433	1,270,733
	Engineers India Ltd.	737,796	1,977,269
	Epigral Ltd.	47,103	596,223
	EPL Ltd.	340,080	818,196
*Ω	Equitas Small Finance Bank Ltd.	857,961	605,812
*Ω	Eris Lifesciences Ltd.	110,810	1,546,505
	ESAB India Ltd.	10,199	678,933
	Escorts Kubota Ltd.	55,713	1,933,423
*	Eureka Forbes Ltd.	2,102	11,242
	Exide Industries Ltd.	784,422	2,984,732
	FDC Ltd.	169,618	659,733
*	Federal-Mogul Goetze India Ltd.	26,987	133,489
	FIEM Industries Ltd.	19,282	444,796
	Fine Organic Industries Ltd.	14,125	690,677
	Finolex Cables Ltd.	243,441	2,549,970
	Finolex Industries Ltd.	874,402	1,594,430
	Firstsource Solutions Ltd.	1,050,640	2,376,054
	Force Motors Ltd.	12,314	2,606,935
	Fortis Healthcare Ltd.	919,017	8,979,275
	Gabriel India Ltd.	222,859	2,422,396
	Galaxy Surfactants Ltd.	11,760	232,686
	Ganesh Housing Ltd.	27,513	192,446
		Shares	Value»
INDIA — (Continued)
	Garware Hi-Tech Films Ltd.	817	$34,678
	Garware Technical Fibres Ltd.	172,950	1,124,749
	Gateway Distriparks Ltd.	791,571	483,530
	GE Vernova T&D India Ltd.	19,662	926,753
	GHCL Ltd.	161,675	868,240
	GHCL Textiles Ltd.	185,148	177,039
	GIC Housing Finance Ltd.	72,024	115,234
	Gillette India Ltd.	17,999	1,517,939
	GlaxoSmithKline Pharmaceuticals Ltd.	17,027	422,594
	Glenmark Pharmaceuticals Ltd.	188,391	4,778,363
	Global Health Ltd.	25,989	307,986
	GMM Pfaudler Ltd.	13,315	126,963
	Godawari Power & Ispat Ltd.	547,630	1,722,168
	Godfrey Phillips India Ltd.	128,229	3,063,541
Ω	Godrej Agrovet Ltd.	48,105	305,030
*	Godrej Industries Ltd.	177,377	1,783,464
	Granules India Ltd.	395,978	2,939,398
	Graphite India Ltd.	200,922	1,495,321
	Gravita India Ltd.	675	11,645
	Great Eastern Shipping Co. Ltd.	267,452	4,475,770
	Greaves Cotton Ltd.	283,358	496,291
	Greenlam Industries Ltd.	87,541	211,211
*	Greenpanel Industries Ltd.	54,103	131,309
	Greenply Industries Ltd.	92,473	258,721
	Grindwell Norton Ltd.	106,547	1,754,795
	Gujarat Alkalies & Chemicals Ltd.	97,139	817,361
	Gujarat Ambuja Exports Ltd.	477,587	785,099
	Gujarat Fluorochemicals Ltd.	66,746	2,535,237
	Gujarat Industries Power Co. Ltd.	128,660	215,207
	Gujarat Mineral Development Corp. Ltd.	235,508	1,835,636

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	207,218	$1,034,765
	Gujarat Pipavav Port Ltd.	604,958	994,169
	Gujarat State Fertilizers & Chemicals Ltd.	517,187	935,905
	Gujarat State Petronet Ltd.	856,449	2,584,609
	Gulf Oil Lubricants India Ltd.	44,273	462,831
	Gulshan Chemfill Ltd.	5,482	1,557
	Hatsun Agro Product Ltd.	122,691	1,251,240
	HBL Engineering Ltd.	305,656	2,582,816
*	HealthCare Global Enterprises Ltd. HCG IN	75,323	458,646
	HEG Ltd.	182,158	1,142,487
	HeidelbergCement India Ltd.	200,096	335,208
	Heritage Foods Ltd.	101,140	384,551
	HFCL Ltd.	1,944,049	2,393,417
	HG Infra Engineering Ltd.	23,929	151,463
	Hikal Ltd.	152,070	303,416
	Himadri Speciality Chemical Ltd.	612,316	3,941,614
*	Hinduja Global Solutions Ltd.	30,211	129,932
	Hindustan Copper Ltd.	389,582	2,232,246
*	Hindustan Foods Ltd.	9,243	47,989
*	Hindustan Oil Exploration Co. Ltd.	184,741	307,418
*	Hindware Home Innovation Ltd.	41,066	93,493
	Hitachi Energy India Ltd.	1,812	644,035
Ω	Home First Finance Co. India Ltd.	2,362	29,180
	Honda India Power Products Ltd.	11,750	287,729
	ICICI Bank Ltd. (ICICIBC IN)	41,683	560,335
	ICRA Ltd.	7,574	434,629
	IDFC First Bank Ltd.	880,609	650,722
*	IFB Industries Ltd.	32,347	387,883
	IIFL Capital Services Ltd.	183,211	610,815
	IIFL Finance Ltd.	592,303	2,893,846
*	India Cements Ltd.	203,480	846,843
		Shares	Value»
INDIA — (Continued)
	India Glycols Ltd.	82,498	$909,649
Ω	Indian Energy Exchange Ltd.	596,401	789,205
	Indian Metals & Ferro Alloys Ltd.	2,364	37,530
	Indo Count Industries Ltd.	168,998	503,943
	Indoco Remedies Ltd.	113,141	250,764
	Indraprastha Gas Ltd.	621,847	1,089,588
	Ingersoll Rand India Ltd.	21,715	1,014,242
	INOX India Ltd.	4,064	62,962
*	Inox Wind Ltd.	141,213	151,503
	Insecticides India Ltd.	5,021	37,167
	Intellect Design Arena Ltd.	208,310	1,647,644
	IOL Chemicals & Pharmaceuticals Ltd.	235,470	235,276
	Ipca Laboratories Ltd.	346,944	5,601,060
	IRB Infrastructure Developers Ltd.	1,133,897	259,753
Ω	IRCON International Ltd.	843,731	1,369,500
	ISGEC Heavy Engineering Ltd.	48,631	554,385
	J Kumar Infraprojects Ltd.	94,348	518,691
	Jai Corp. Ltd.	44,121	53,859
*	Jaiprakash Power Ventures Ltd.	9,172,137	1,916,668
	Jammu & Kashmir Bank Ltd.	877,546	1,205,815
	Jamna Auto Industries Ltd.	546,532	704,470
	JB Chemicals & Pharmaceuticals Ltd.	259,527	5,612,916
	JBM Auto Ltd.	114,075	760,575
	Jindal Poly Films Ltd.	54,125	414,784
	Jindal Saw Ltd.	1,070,503	2,545,208
	Jindal Stainless Ltd.	437,690	3,564,163
	JK Cement Ltd.	90,083	5,056,088
	JK Lakshmi Cement Ltd.	155,468	1,061,533
	JK Paper Ltd.	225,536	858,789
	JK Tyre & Industries Ltd.	318,098	1,385,903
	JM Financial Ltd.	1,194,618	1,746,157
	JSW Dulux Ltd.	41,770	1,303,788
	JTEKT India Ltd.	166,206	240,335
	Jubilant Ingrevia Ltd.	400,207	2,981,209
	Jubilant Pharmova Ltd.	234,336	2,313,018

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Just Dial Ltd.	26,629	$149,228
	Jyothy Labs Ltd.	475,110	1,338,920
	Kajaria Ceramics Ltd.	276,272	3,451,101
	Kalpataru Projects International Ltd.	277,203	3,668,638
	Kalyani Steels Ltd.	73,704	665,634
	Kansai Nerolac Paints Ltd.	174,538	361,832
	Karnataka Bank Ltd.	651,690	1,850,923
	Karur Vysya Bank Ltd.	1,641,666	5,079,963
	Kaveri Seed Co. Ltd.	67,846	698,072
	KCP Ltd.	138,614	263,730
	KDDL Ltd.	1,486	37,324
	KEC International Ltd.	324,440	1,921,818
	KEI Industries Ltd.	54,774	2,829,077
	Kennametal India Ltd.	2,342	67,501
	Kewal Kiran Clothing Ltd.	25,556	129,228
	Kfin Technologies Ltd.	6,558	62,655
	Kirloskar Brothers Ltd.	62,533	1,147,284
	Kirloskar Ferrous Industries Ltd.	40,531	186,171
	Kirloskar Industries Ltd.	264	9,193
	Kirloskar Oil Engines Ltd.	215,309	3,887,448
	Kirloskar Pneumatic Co. Ltd.	3,688	58,212
	KNR Constructions Ltd.	272,167	362,244
*	Kolte-Patil Developers Ltd.	56,724	230,119
	KPIT Technologies Ltd.	110,248	888,534
	KPR Mill Ltd.	377,479	3,751,021
	KRBL Ltd.	147,046	569,353
*Ω	Krishna Institute of Medical Sciences Ltd.	276,690	1,951,413
	Krsnaa Diagnostics Ltd.	12,943	80,122
	KSB Ltd.	233,155	2,398,271
	L&T Finance Ltd.	528,429	1,571,683
	LA Opala RG Ltd.	23,219	44,068
Ω	Laurus Labs Ltd.	644,936	7,567,696
*Ω	Lemon Tree Hotels Ltd.	463,144	578,771
	LG Balakrishnan & Bros Ltd.	51,169	961,284
	LIC Housing Finance Ltd.	605,311	3,557,087
	Linde India Ltd.	14,414	1,120,585
		Shares	Value»
INDIA — (Continued)
	Lloyds Engineering Works Ltd.	30,756	$18,831
	LMW Ltd.	8,945	1,364,803
	LT Foods Ltd.	473,460	2,158,221
	Lumax Auto Technologies Ltd.	70,535	1,214,828
	Lumax Industries Ltd.	3,899	210,853
	LUX Industries Ltd.	6,144	91,597
	Madhya Bharat Agro Products Ltd.	9,367	51,802
	Mahanagar Gas Ltd.	116,676	1,397,900
	Maharashtra Scooters Ltd.	3,724	481,117
	Maharashtra Seamless Ltd.	184,702	1,250,727
	Mahindra & Mahindra Financial Services Ltd.	859,755	2,834,384
*	Mahindra Holidays & Resorts India Ltd.	232,632	608,508
	Mahindra Lifespace Developers Ltd.	400,815	1,437,727
	Maithan Alloys Ltd.	14,578	152,196
*	Man Industries India Ltd.	5,439	30,578
	Man Infraconstruction Ltd.	137,253	175,079
	Manappuram Finance Ltd.	1,740,298	5,455,965
	Mangalam Cement Ltd.	22,675	222,485
	Mangalore Refinery & Petrochemicals Ltd.	418,494	745,349
	Manorama Industries Ltd.	3,302	52,269
	Marksans Pharma Ltd.	631,683	1,240,565
Ω	MAS Financial Services Ltd.	123,304	444,346
	Mastek Ltd.	33,678	608,133
*	Max Estates Ltd.	12,800	52,690
*	Max Financial Services Ltd.	11,941	200,742
	Mayur Uniquoters Ltd.	44,421	257,769
*	Medplus Health Services Ltd.	22,347	207,695
*	Meghmani Organics Ltd.	200,152	104,305
Ω	Metropolis Healthcare Ltd.	175,966	889,532
	Minda Corp. Ltd.	188,825	1,034,409
Ω	Mishra Dhatu Nigam Ltd.	113,365	470,486

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	MM Forgings Ltd.	13,459	$69,686
	MOIL Ltd.	185,346	609,440
	Monte Carlo Fashions Ltd.	14,854	88,503
	Morepen Laboratories Ltd.	1,033,156	454,551
	Motherson Sumi Wiring India Ltd.	5,953,623	2,576,912
	Motilal Oswal Financial Services Ltd.	276,352	2,361,447
	Mrs Bectors Food Specialities Ltd.	279,752	580,149
	MSTC Ltd.	94,763	435,526
	Narayana Hrudayalaya Ltd.	187,278	3,509,314
	Natco Pharma Ltd.	258,069	2,985,003
	National Aluminium Co. Ltd.	480,931	2,014,750
	National Fertilizers Ltd.	169,354	140,591
	Nava Ltd.	226,977	1,584,472
	Navin Fluorine International Ltd.	4,945	356,530
	Navneet Education Ltd.	303,914	466,309
*	Nazara Technologies Ltd.	41,594	116,089
	NCC Ltd.	1,175,812	2,043,323
	NELCO Ltd.	16,569	122,894
	Neogen Chemicals Ltd.	2,265	39,073
	NESCO Ltd.	76,896	1,004,073
	Netweb Technologies India Ltd.	6,534	281,679
	Neuland Laboratories Ltd.	18,322	2,892,840
	Newgen Software Technologies Ltd.	136,406	734,534
	NIIT Learning Systems Ltd.	281,819	923,574
	NIIT Ltd.	285,432	212,085
	Nilkamal Ltd.	18,446	253,933
Ω	Nippon Life India Asset Management Ltd.	182,810	1,957,495
	NLC India Ltd.	519,222	1,739,286
	NOCIL Ltd.	241,718	461,323
	NRB Bearings Ltd.	156,167	466,120
	Nucleus Software Exports Ltd.	26,426	225,788
	Nuvama Wealth Management Ltd.	76,020	1,071,582
		Shares	Value»
INDIA — (Continued)
*	Onesource Specialty Pharma Ltd.	2,695	$49,921
	Oracle Financial Services Software Ltd.	439	45,410
	Orient Cement Ltd.	247,251	377,641
	Orient Electric Ltd.	270,512	531,292
	Oriental Hotels Ltd.	130,729	136,293
	Paisalo Digital Ltd.	887,687	469,659
	Panama Petrochem Ltd.	42,278	126,161
Ω	Parag Milk Foods Ltd., Class F	140,518	335,367
*	Patel Engineering Ltd.	578,177	173,504
*	PC Jeweller Ltd.	3,986,540	398,069
	PCBL Chemical Ltd.	52,058	159,472
	Pearl Global Industries Ltd.	1,125	18,474
	Petronet LNG Ltd.	29,727	87,683
	Phoenix Mills Ltd.	478,783	8,944,513
*	Piramal Finance Ltd.	279,570	5,898,948
	Piramal Pharma Ltd.	1,199,509	2,057,877
Ω	PNB Housing Finance Ltd.	346,684	3,829,903
	PNC Infratech Ltd.	201,113	453,907
	Polyplex Corp. Ltd.	53,588	537,368
	Pondy Oxides & Chemicals Ltd.	7,484	109,886
*	Poonawalla Fincorp Ltd.	297,680	1,321,685
	Power Mech Projects Ltd.	31,344	830,569
	Praj Industries Ltd.	287,313	1,241,665
	Prakash Industries Ltd.	291,132	439,742
Ω	Prataap Snacks Ltd.	8,396	88,667
	Precision Wires India Ltd.	5,853	26,395
	Prestige Estates Projects Ltd.	146,920	2,193,002
	Pricol Ltd.	140,462	851,137
*	Prism Johnson Ltd.	417,838	594,264
	Privi Speciality Chemicals Ltd.	5,871	208,191
	Procter & Gamble Health Ltd.	28,843	1,584,912
*	PTC India Financial Services Ltd.	487,922	160,940
	PTC India Ltd.	645,691	1,439,372
*	PVR Inox Ltd.	23,644	268,611
Ω	Quess Corp. Ltd.	12,441	26,007
	Radico Khaitan Ltd.	11,102	402,920
	Rain Industries Ltd.	450,114	600,463

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Rallis India Ltd.	269,292	$755,510
	Ram Ratna Wires Ltd.	1,050	4,936
	Ramco Cements Ltd.	282,898	2,782,811
	Ramco Industries Ltd.	81,093	229,517
*	Ramco Systems Ltd.	7,706	33,577
	Ramkrishna Forgings Ltd.	184,421	1,165,771
*	Ramky Infrastructure Ltd.	3,940	20,983
	Rane Holdings Ltd.	10,752	128,011
	Rashtriya Chemicals & Fertilizers Ltd.	459,156	629,825
*	Rategain Travel Technologies Ltd.	17,834	114,265
	Ratnamani Metals & Tubes Ltd.	90,764	2,538,016
*	RattanIndia Power Ltd.	3,444,681	371,508
*	Raymond Lifestyle Ltd.	94,348	801,162
*	Raymond Ltd.	112,180	556,884
*	Raymond Realty Ltd.	117,935	556,130
Ω	RBL Bank Ltd.	241,487	864,756
	Redington Ltd.	1,844,949	4,222,631
	Redtape Ltd.	256,716	350,146
	Relaxo Footwears Ltd.	100,521	320,244
	Reliance Industrial Infrastructure Ltd.	8,661	71,639
*	Reliance Infrastructure Ltd.	406,237	336,670
*	Reliance Power Ltd.	7,901,815	2,422,956
*	Religare Enterprises Ltd.	26,994	63,023
	Repco Home Finance Ltd.	96,347	416,750
*	Restaurant Brands Asia Ltd.	200,003	138,851
	Rico Auto Industries Ltd.	215,461	258,982
	RITES Ltd.	278,715	645,740
*	RPSG Ventures Ltd.	962	8,658
	Safari Industries India Ltd.	30,081	447,983
*	Sagar Cements Ltd.	38,011	72,324
*	Sammaan Capital Ltd.	140,241	215,841
	Sandhar Technologies Ltd.	11,788	62,315
	Sanghvi Movers Ltd.	75,230	255,200
	Sanofi India Ltd.	23,942	861,180
Ω	Sansera Engineering Ltd.	11,831	317,394
		Shares	Value»
INDIA — (Continued)
*	Sapphire Foods India Ltd.	47,343	$102,612
	Sarda Energy & Minerals Ltd.	223,926	1,401,990
	Saregama India Ltd.	37,223	134,528
	Sasken Technologies Ltd.	15,674	218,654
*	Satin Creditcare Network Ltd.	56,678	105,415
	Savita Oil Technologies Ltd.	44,897	170,755
*	SBFC Finance Ltd.	16,897	16,496
	Schaeffler India Ltd.	2,890	126,770
*	Schneider Electric Infrastructure Ltd.	180,508	2,378,302
*	SEAMEC Ltd.	1,657	28,018
	Senco Gold Ltd.	5,182	17,213
	Seshasayee Paper & Boards Ltd.	66,070	186,845
Ω	SH Kelkar & Co. Ltd.	101,679	156,681
	Shaily Engineering Plastics Ltd.	5,837	156,557
	Shakti Pumps India Ltd.	34,950	210,031
*	Shankara Buildpro Ltd.	21,255	251,639
	Shanthi Gears Ltd.	29,927	152,395
	Sharda Cropchem Ltd.	67,329	764,560
	Sharda Motor Industries Ltd.	18,570	169,548
*	Sheela Foam Ltd.	5,359	29,124
	Shilpa Medicare Ltd.	213,171	925,503
	Shipping Corp. of India Land & Assets Ltd.	371,784	174,718
	Shipping Corp. of India Ltd.	451,179	1,456,028
	Shivalik Bimetal Controls Ltd.	4,101	25,511
*	Shoppers Stop Ltd.	50,404	157,339
	Shriram Pistons & Rings Ltd.	6,795	251,885
	SIS Ltd.	17,782	66,171
	Siyaram Silk Mills Ltd.	26,830	162,989
	SJS Enterprises Ltd.	7,388	142,215
*	SKF India Industrial Ltd.	76,229	1,774,228
	SKF India Ltd.	76,229	1,387,379
	Skipper Ltd.	19,548	98,657
	SML Mahindra Ltd.	614	24,340
	Sobha Ltd.	113,651	1,722,544

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Solar Industries India Ltd.	547	$89,532
*	Solara Active Pharma Sciences Ltd.	22,354	118,678
	Somany Ceramics Ltd.	1,740	8,673
Ω	Sona Blw Precision Forgings Ltd.	35,759	229,778
	Sonata Software Ltd.	474,842	1,285,573
	South Indian Bank Ltd.	4,872,411	2,041,340
	SP Apparels Ltd.	4,719	40,743
	Star Cement Ltd.	226,872	552,071
*	Star Health & Allied Insurance Co. Ltd.	28,943	160,691
	Steelcast Ltd.	10,471	32,561
*	Sterlite Technologies Ltd.	539,079	1,689,471
*	STL Networks Ltd.	539,079	159,942
	Strides Pharma Science Ltd.	141,382	1,556,337
*	Stylam Industries Ltd.	10,286	243,328
	Subros Ltd.	74,451	613,554
	Sudarshan Chemical Industries Ltd.	8,156	79,091
	Sumitomo Chemical India Ltd.	171,787	763,043
	Sun TV Network Ltd.	234,515	1,510,232
	Sundaram Finance Ltd.	84,421	4,036,919
	Sundram Fasteners Ltd.	312,251	2,812,549
	Sunflag Iron & Steel Co. Ltd.	74,248	228,629
	Sunteck Realty Ltd.	83,710	301,743
	Suprajit Engineering Ltd.	225,030	990,087
	Supreme Industries Ltd.	31,673	1,219,211
	Supreme Petrochem Ltd.	293,904	2,345,715
	Supriya Lifescience Ltd.	3,146	23,268
	Surya Roshni Ltd.	160,940	429,385
	Swaraj Engines Ltd.	19,779	829,920
Ω	Syngene International Ltd.	385,900	1,912,517
	Talbros Automotive Components Ltd.	5,476	19,164
	Tamilnad Mercantile Bank Ltd.	9,853	76,711
	Tanla Platforms Ltd.	53,932	292,747
*	TARC Ltd.	153,004	217,162
	Tata Chemicals Ltd.	332,551	2,837,622
		Shares	Value»
INDIA — (Continued)
	Tata Elxsi Ltd.	2,231	$97,760
	Tata Technologies Ltd.	13,926	85,667
	TCI Express Ltd.	55,854	309,081
	TD Power Systems Ltd.	162,475	1,997,245
	Techno Electric & Engineering Co. Ltd.	182,639	2,483,090
	Tega Industries Ltd.	4,511	80,154
	Texmaco Rail & Engineering Ltd.	490,675	550,043
	Thirumalai Chemicals Ltd.	63,854	137,925
	Thomas Cook India Ltd.	337,817	334,932
Ω	Thyrocare Technologies Ltd.	145,512	617,156
	Time Technoplast Ltd.	717,681	1,475,187
	Timken India Ltd.	81,973	2,960,274
	Tips Music Ltd.	10,362	70,849
	Titagarh Rail System Ltd.	155,184	1,270,069
	Torrent Power Ltd.	164,223	3,046,416
	Tourism Finance Corp. of India Ltd.	693,920	531,140
	Transformers & Rectifiers India Ltd.	8,248	29,189
	Transport Corp. of India Ltd.	96,643	948,796
	Trident Ltd.	4,031,040	1,112,815
	Triveni Engineering & Industries Ltd.	253,714	1,106,808
	Triveni Turbine Ltd.	372,523	2,262,263
	TTK Prestige Ltd.	141,160	753,421
	Tube Investments of India Ltd.	45,321	1,418,656
	TVS Holdings Ltd.	12,192	1,829,441
	TVS Srichakra Ltd.	7,720	315,831
	Uflex Ltd.	108,416	511,983
*Ω	Ujjivan Small Finance Bank Ltd.	3,621,275	2,185,077
*	Unichem Laboratories Ltd.	91,800	377,935
	UNO Minda Ltd.	131,265	1,547,254
	Usha Martin Ltd.	399,004	1,895,342
	UTI Asset Management Co. Ltd.	91,049	915,289
	VA Tech Wabag Ltd.	109,564	1,746,629
	Vaibhav Global Ltd.	216,985	501,594
*	Valor Estate Ltd.	179,173	196,995
	Vardhman Textiles Ltd.	445,006	2,896,983

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Varroc Engineering Ltd.	92,208	$517,356
	Veedol Corp. Ltd.	14,210	213,520
	Venky's India Ltd.	12,977	218,183
	Vesuvius India Ltd.	183,230	997,557
	V-Guard Industries Ltd.	543,229	1,916,543
	Vijaya Diagnostic Centre Ltd.	15,146	181,598
	Vimta Labs Ltd.	35,296	170,875
	Vinati Organics Ltd.	91,094	1,280,093
	Vindhya Telelinks Ltd.	13,368	194,609
	Voltamp Transformers Ltd.	13,143	1,629,373
	VRL Logistics Ltd.	195,813	522,633
	VST Industries Ltd.	187,500	513,778
	VST Tillers Tractors Ltd.	12,701	703,580
*	Waaree Renewable Technologies Ltd.	1,059	11,442
*	Walchandnagar Industries Ltd.	3,493	8,791
	Welspun Corp. Ltd.	378,783	5,076,265
	Welspun Enterprises Ltd.	230,852	1,280,071
	Welspun Living Ltd.	1,100,177	1,505,271
	West Coast Paper Mills Ltd.	100,504	515,666
	Westlife Foodworld Ltd.	97,864	492,701
	Whirlpool of India Ltd.	36,837	384,449
*	Wockhardt Ltd.	165,786	2,449,037
	Wonderla Holidays Ltd.	34,714	194,031
	Zee Entertainment Enterprises Ltd.	50,332	47,968
	Zensar Technologies Ltd.	339,455	1,850,639
	Zydus Wellness Ltd.	146,530	786,531
TOTAL INDIA			631,451,420
INDONESIA — (1.3%)
	ABM Investama Tbk. PT	653,300	111,281
	Adi Sarana Armada Tbk. PT	1,883,300	87,856
	AKR Corporindo Tbk. PT	12,350,100	1,129,803
*	Alam Sutera Realty Tbk. PT	6,427,000	49,393
	Aneka Tambang Tbk. PT	2,094,000	454,428
		Shares	Value»
INDONESIA — (Continued)
*††	Armidian Karyatama Tbk. PT	844,800	$0
	Arwana Citramulia Tbk. PT	5,637,700	161,143
	Aspirasi Hidup Indonesia Tbk. PT	3,437,300	71,147
	Astra Agro Lestari Tbk. PT	69,400	32,472
	Astra Otoparts Tbk. PT	2,355,600	350,047
	Avia Avian Tbk. PT	3,171,000	70,793
*††	Bakrie Telecom Tbk. PT	49,756,298	0
*	Bank Aladin Syariah Tbk. PT	2,920,700	97,940
*	Bank Ganesha Tbk. PT	14,365,100	100,370
*	Bank Ina Perdana PT	3,565,300	917,318
*	Bank Jago Tbk. PT	667,800	50,446
*	Bank Mayapada International Tbk. PT	1,718,100	19,766
	Bank Maybank Indonesia Tbk. PT	798,900	9,422
*	Bank Neo Commerce Tbk. PT	10,242,600	181,543
	Bank OCBC Nisp Tbk. PT	6,387,800	488,920
	Bank Pan Indonesia Tbk. PT	10,830,300	638,844
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	4,531,912	227,860
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	5,539,900	185,623
	Bank Tabungan Negara Persero Tbk. PT	7,872,125	617,856
	BFI Finance Indonesia Tbk. PT	2,969,700	137,289
	BISI International Tbk. PT	1,427,100	61,917
	Blue Bird Tbk. PT	749,200	66,871
*	Buana Lintas Lautan Tbk. PT	16,125,400	475,930
*	Bukalapak.com Tbk. PT	11,796,200	101,714
	Bukit Asam Persero Tbk. PT	9,041,900	1,500,344
*	Buma Internasional Grup Tbk. PT	6,407,600	93,410

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Bumi Resources Minerals Tbk. PT	11,679,900	$543,917
*	Bumi Serpong Damai Tbk. PT	6,041,700	269,380
*	Capital Financial Indonesia Tbk. PT	3,913,800	304,744
*	Cemindo Gemilang PT	3,571,300	168,024
Ω	Cikarang Listrindo Tbk. PT	4,220,900	179,000
	Ciputra Development Tbk. PT	25,015,620	997,791
	Cisarua Mountain Dairy Tbk. PT	194,200	47,495
*	Citra Marga Nusaphala Persada Tbk. PT	13,896,403	1,221,008
*	City Retail Developments Tbk. PT	12,056,400	144,689
*	Darma Henwa Tbk. PT	12,726,000	365,741
	Dayamitra Telekomunikasi PT	711,300	21,200
	Dharma Satya Nusantara Tbk. PT	5,886,600	598,059
*	Eagle High Plantations Tbk. PT	8,519,600	65,903
	Elnusa Tbk. PT	7,160,900	327,748
*	Energi Mega Persada Tbk. PT	12,486,100	1,233,676
	Erajaya Swasembada Tbk. PT	23,200,400	549,749
	ESSA Industries Indonesia Tbk. PT	16,908,600	854,648
	Gajah Tunggal Tbk. PT	3,960,900	273,669
	Garudafood Putra Putri Jaya Tbk. PT	11,575,900	233,748
	Gudang Garam Tbk. PT	363,200	336,395
*	Harum Energy Tbk. PT	5,295,600	305,515
*	Impack Pratama Industri Tbk. PT	8,572,700	1,100,340
	Indah Kiat Pulp & Paper Tbk. PT	1,566,300	885,502
	Indika Energy Tbk. PT	5,046,700	1,066,685
	Indo Tambangraya Megah Tbk. PT	509,200	784,267
	Indocement Tunggal Prakarsa Tbk. PT	577,800	173,953
		Shares	Value»
INDONESIA — (Continued)
*	Industri dan Perdagangan Bintraco Dharma Tbk. PT	7,817,900	$41,951
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	21,385,746	616,609
*††	Inti Agri Resources Tbk. PT	92,782,800	0
	Japfa Comfeed Indonesia Tbk. PT	12,381,800	1,776,849
	Jasa Marga Persero Tbk. PT	2,329,500	398,994
	Jaya Real Property Tbk. PT	10,463,000	660,987
	Kawasan Industri Jababeka Tbk. PT	72,814,457	757,814
*	Krakatau Steel Persero Tbk. PT	1,452,800	24,396
	Map Aktif Adiperkasa PT	10,868,800	384,013
	Mayora Indah Tbk. PT	1,418,000	139,795
*	MD Entertainment Tbk. PT	2,900,210	399,105
	Medco Energi Internasional Tbk. PT	17,037,507	1,727,584
*	Media Nusantara Citra Tbk. PT	10,452,000	146,344
	Medikaloka Hermina Tbk. PT	12,372,100	821,913
*	Metro Healthcare Indonesia Tbk. PT	3,892,600	91,977
	Metrodata Electronics Tbk. PT	15,657,100	511,472
	Metropolitan Kentjana Tbk. PT	100,000	129,055
	Mitra Adiperkasa Tbk. PT	24,736,900	1,741,190
	Mitra Keluarga Karyasehat Tbk. PT	2,349,200	261,677
	Mitra Pinasthika Mustika Tbk. PT	3,883,000	221,104
*	MNC Digital Entertainment Tbk. PT	5,496,700	254,286
*	MNC Tourism Indonesia Tbk. PT	52,756,800	338,578
	Pabrik Kertas Tjiwi Kimia Tbk. PT	2,538,000	1,270,736

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Pacific Strategic Financial Tbk. PT	8,490,500	$929,925
	Pakuwon Jati Tbk. PT	23,570,200	430,341
*	Panin Financial Tbk. PT	48,098,900	674,130
*	Paninvest Tbk. PT	2,190,800	98,051
	Perusahaan Gas Negara Persero Tbk. PT	18,669,900	2,100,335
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	5,041,500	502,695
*††	Pool Advista Indonesia Tbk. PT	10,473,500	5,672
*	PP Persero Tbk. PT	1,302,400	19,589
	Puradelta Lestari Tbk. PT	4,941,900	40,318
	Rukun Raharja Tbk. PT	650,300	155,941
	Salim Ivomas Pratama Tbk. PT	3,756,200	167,091
	Samudera Indonesia Tbk. PT	7,035,800	141,646
*	Sarana Meditama Metropolitan Tbk. PT	951,700	18,247
	Sarana Menara Nusantara Tbk. PT	11,469,800	315,314
	Sariguna Primatirta Tbk. PT	11,881,800	268,124
	Sawit Sumbermas Sarana Tbk. PT	6,015,900	479,146
*††	Sekawan Intipratama Tbk. PT	9,367,900	0
	Selamat Sempurna Tbk. PT	13,041,700	1,356,445
	Semen Indonesia Persero Tbk. PT	2,456,100	284,503
	Sumber Tani Agung Resources Tbk. PT	882,600	62,781
	Summarecon Agung Tbk. PT	8,606,946	154,190
	Surya Citra Media Tbk. PT	12,995,300	187,895
	Surya Semesta Internusa Tbk. PT	8,146,800	841,027
*††	Suryainti Permata Tbk. PT	7,252,000	0
	Tempo Scan Pacific Tbk. PT	739,500	104,267
	Timah Tbk. PT	6,562,514	1,361,817
		Shares	Value»
INDONESIA — (Continued)
	Total Bangun Persada Tbk. PT	376,600	$26,015
	Transcoal Pacific Tbk. PT	1,298,500	862,488
	Trias Sentosa Tbk. PT	32,818,400	909,859
*	Trimegah Sekuritas Indonesia Tbk. PT	1,698,100	55,982
	Triputra Agro Persada PT	9,220,900	1,118,491
	Tunas Baru Lampung Tbk. PT	4,516,028	189,122
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	8,431,500	824,636
	Unggul Indah Cahaya Tbk. PT	48,239	34,543
	Vale Indonesia Tbk. PT	154,700	61,387
*††	Waskita Karya Persero Tbk. PT	30,184,766	66,054
*††	Wijaya Karya Persero Tbk. PT	3,114,900	6,883
	XLSMART Telecom Sejahtera Tbk. PT	3,941,879	669,865
TOTAL INDONESIA			49,785,836
KUWAIT — (0.6%)
	A'ayan Leasing & Investment Co. KSCP	1,325,292	1,093,566
	A'ayan Real Estate Co. SAK	266,314	144,017
*	Acico Industries Co. KSC	237,096	338,288
	Agility Public Warehousing Co. KSCC	922,002	432,588
††	Al-Eid Food KSC	235,106	61,930
	Ali Alghanim Sons Automotive Co. KSCC	270,639	887,308
*	Alimtiaz Investment Group KSC	1,004,688	182,785
††	Arabi Group Holding KSC	502,885	117,749
	Arkan Al-Kuwait Real Estate Co. KSC	75,945	75,394
	Arzan Financial Group for Financing & Investment KPSC	1,350,371	1,594,716

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
*	Asiya Capital Investments Co. KSCP	977,383	$132,298
	Beyout Holding Co. KPSC	42,181	51,050
	Boubyan Petrochemicals Co. KSCP	543,432	1,085,560
	Boursa Kuwait Securities Co. KPSC	197,000	1,806,773
	Combined Group Contracting Co. SAK	198,925	621,515
	Commercial Facilities Co. SAKP	41,311	41,431
	Commercial Real Estate Co. KSC	3,218,090	2,016,701
	Gulf Cables & Electrical Industries Group Co. KSCP	159,607	1,005,420
	Heavy Engineering & Ship Building Co. KSCP	167,779	421,389
	Humansoft Holding Co. KSC	149,736	1,169,947
	Injazzat Real Estate Development Co. KSCP	20,071	11,584
	Integrated Holding Co. KCSC	281,845	386,147
	KAMCO Investment Co. KSC	24,763	16,244
*††	Kuwait & Gulf Link Transport Co. KSC	59,505	10,450
	Kuwait Cement Co. KSC	104,143	148,515
	Kuwait Financial Centre SAK	207,204	96,529
	Kuwait Insurance Co. SAK	18,311	44,568
	Kuwait International Bank KSCP	2,139,172	1,893,442
	Kuwait Investment Co. SAK	413,682	262,827
*	Kuwait Real Estate Co. KSC	2,498,044	2,827,225
	Kuwait Telecommunications Co.	124,889	262,972
	Mezzan Holding Co. KSCC	239,144	996,796
		Shares	Value»
KUWAIT — (Continued)
*	Munshaat Real Estate Projects Co. KSCP	110,326	$74,695
*	National Consumer Holding Co. SAK	324,062	112,833
	National Industries Group Holding SAK	2,103,788	1,775,118
	National Investments Co. KSCP	1,082,323	919,672
	Oula Fuel Marketing Co.	73,442	64,616
*	Privatization Holding Co. KSCP	910,033	210,494
*	Rasiyat Holding Co.	39,627	61,913
	Salhia Real Estate Co. KSCP	819,182	1,051,694
*	Securities House KSC	576,093	152,902
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	624,898	300,613
	Specialities Group Holding Co. KSCC	114,737	68,510
	Tijara & Real Estate Investment Co. KSCP	109,338	42,801
*	Warba Bank KSCP	558,021	528,837
TOTAL KUWAIT			25,602,422
MALAYSIA — (1.4%)
	7-Eleven Malaysia Holdings Bhd., Class B	2,072,285	1,044,211
#	Able Global Bhd.	59,300	22,596
#	Aeon Co. M Bhd.	1,045,200	305,509
#	AEON Credit Service M Bhd.	624,000	929,253
#*	AFFIN Bank Bhd.	513,183	325,994
	Ajinomoto Malaysia Bhd.	33,900	105,749
	Alliance Bank Malaysia Bhd.	458,511	538,696
	Allianz Malaysia Bhd.	134,100	698,869
#	AME Elite Consortium Bhd.	201,100	77,071
	Ancom Nylex Bhd.	864,961	195,100
#	Bank Islam Malaysia Bhd.	1,307,700	771,188
#*	Berjaya Corp. Bhd.	6,025,107	395,724
#*	Berjaya Property Bhd.	1,516,100	99,369
#*	Bermaz Auto Bhd.	1,145,300	272,885

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	British American Tobacco Malaysia Bhd.	45,900	$71,483
#*	Bumi Armada Bhd.	668,800	67,589
#	Bursa Malaysia Bhd.	595,400	1,282,019
#	Cahya Mata Sarawak Bhd.	1,403,100	440,650
#	Carlsberg Brewery Malaysia Bhd.	370,400	1,552,249
	CB Industrial Product Holding Bhd.	550,840	168,291
	CCK Consolidated Holdings Bhd.	145,100	45,333
	Dayang Enterprise Holdings Bhd.	1,331,175	678,938
#	DRB-Hicom Bhd.	825,600	245,750
#	Duopharma Biotech Bhd.	1,029,238	332,239
	Dutch Lady Milk Industries Bhd.	79,100	650,168
	DXN Holdings Bhd.	108,400	12,694
	Eastern & Oriental Bhd.	894,600	182,729
	Eco World Development Group Bhd.	2,221,100	1,154,985
	EG Industries Bhd.	487,000	149,308
*	Ekovest Bhd.	1,369,250	79,599
	FAR East Holdings Bhd.	258,300	254,432
	Farm Fresh Bhd.	821,700	526,212
#	Frontken Corp. Bhd.	2,648,750	2,826,806
#	Gas Malaysia Bhd.	597,600	813,166
#	Genting Plantations Bhd.	323,800	423,273
*††	Golden Plus Holding Bhd.	216,000	0
*	Greatech Technology Bhd.	144,600	87,588
	Guan Chong Bhd.	436,866	90,842
	Hap Seng Plantations Holdings Bhd.	170,200	92,256
*	Hartalega Holdings Bhd.	1,465,300	414,562
	Heineken Malaysia Bhd.	6,400	36,875
	Hextar Global Bhd.	1,164,300	221,357
	Hiap Teck Venture Bhd.	2,284,500	178,420
#	Hibiscus Petroleum Bhd.	1,362,519	756,546
	Hong Leong Industries Bhd.	350,400	1,530,106
		Shares	Value»
MALAYSIA — (Continued)
#	Hume Cement Industries Bhd.	25,600	$20,337
	Hup Seng Industries Bhd.	97,200	24,368
*	IGB Bhd.	1,499,071	901,616
	ITMAX SYSTEM Bhd.	204,300	249,676
	Jaya Tiasa Holdings Bhd.	973,927	284,585
	Keck Seng Malaysia Bhd.	289,650	392,713
#	Kelington Group Bhd.	631,700	951,733
#	Kenanga Investment Bank Bhd.	346,300	68,528
#	Kerjaya Prospek Group Bhd.	632,890	355,979
#	Kim Loong Resources Bhd.	838,580	541,195
#*	Kinergy Advancement Bhd.	983,100	94,208
#	Kossan Rubber Industries Bhd.	2,556,800	708,482
	KPJ Healthcare Bhd.	327,900	275,181
#	Kretam Holdings Bhd.	1,129,400	182,847
#	KSL Holdings Bhd.	877,933	678,326
#	Lagenda Properties Bhd.	71,200	26,042
	Land & General Bhd.	1,061,900	40,068
	LBS Bina Group Bhd.	1,512,016	179,489
#	Leong Hup International Bhd.	957,700	178,744
#	Lianson Fleet Group Bhd.	211,500	94,370
#	LPI Capital Bhd.	397,224	1,483,720
#	Magni-Tech Industries Bhd.	561,433	266,283
	Magnum Bhd.	871,263	281,164
#	Mah Sing Group Bhd.	2,487,487	691,754
#	Malakoff Corp. Bhd.	3,623,100	780,305
#	Malayan Flour Mills Bhd.	1,438,875	203,409
#	Malaysia Smelting Corp. Bhd.	567,200	263,463
	Malaysian Pacific Industries Bhd.	75,700	700,938
#	Matrix Concepts Holdings Bhd.	3,731,005	1,270,698
#	MBM Resources Bhd.	418,496	535,780
	MBSB Bhd.	821,190	141,892
	Mega First Corp. Bhd.	1,538,100	1,201,654
	Mi Technovation Bhd.	301,700	253,331
#	MKH Bhd.	589,234	136,614
	MKH Oil Palm East Kalimantan Bhd.	148,215	22,762

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	MNRB Holdings Bhd.	667,088	$417,411
	Muhibbah Engineering M Bhd.	866,825	118,015
*	Nextgreen Global Bhd.	476,500	93,574
††	Nylex Malaysia Bhd.	4,205	48
#	OCK Group Bhd.	178,600	17,567
	Oriental Holdings Bhd.	426,300	774,927
#	OSK Holdings Bhd.	5,764,382	2,617,786
	Padini Holdings Bhd.	1,997,700	739,753
#	Pantech Group Holdings Bhd.	643,619	105,476
#	Paramount Corp. Bhd.	584,955	149,033
	Pecca Group Bhd.	334,100	124,620
*	Pharmaniaga Bhd.	4,683,000	289,460
*	Ranhill Utilities Bhd.	1,590,149	730,010
#	RCE Capital Bhd.	925,100	265,997
#	Sam Engineering & Equipment M Bhd.	412,749	407,427
#	Sarawak Oil Palms Bhd.	830,255	950,057
	Scientex Bhd.	1,382,872	1,317,378
#	Shangri-La Hotels Malaysia Bhd.	117,700	51,889
	Sime Darby Property Bhd.	395,200	141,461
	SKP Resources Bhd.	536,724	54,154
#*	Solarvest Holdings Bhd.	312,600	214,447
#	Southern Cable Group Bhd.	72,500	34,624
	SP Setia Bhd. Group	3,453,400	907,005
	Sunway Construction Group Bhd.	178,136	307,161
	Suria Capital Holdings Bhd.	269,560	87,622
#	Syarikat Takaful Malaysia Keluarga Bhd.	731,957	612,618
#	Ta Ann Holdings Bhd.	494,189	675,923
	Taliworks Corp. Bhd.	476,616	53,963
	Top Glove Corp. Bhd.	4,875,800	890,428
#*	Tropicana Corp. Bhd.	1,470,490	449,544
#*	TSH Resources Bhd.	572,500	189,120
#	Uchi Technologies Bhd.	887,200	626,510
#	UEM Sunrise Bhd.	2,379,300	388,302
	Unisem M Bhd.	174,100	147,455
	United Malacca Bhd.	389,750	580,523
	UOA Development Bhd.	2,989,200	1,352,889
#	Velesto Energy Bhd.	7,856,208	672,311
		Shares	Value»
MALAYSIA — (Continued)
	Wasco Bhd.	103,100	$28,882
*	WCT Holdings Bhd.	456,993	54,764
	Wellcall Holdings Bhd.	682,000	211,447
#	Zetrix Ai Bhd.	4,806,300	995,367
TOTAL MALAYSIA			54,477,881
MEXICO — (2.8%)
#*	Alpek SAB de CV	60,635	43,389
#	Alsea SAB de CV	1,115,662	3,289,793
*	Axtel SAB de CV	1,748,691	273,288
Ω	Banco del Bajio SA	2,074,626	6,528,448
#	Becle SAB de CV	53,285	43,162
	Bolsa Mexicana de Valores SAB de CV	798,414	1,796,243
	Consorcio ARA SAB de CV	478,487	126,822
*	Controladora AXTEL SAB de CV	858,225	41,073
#*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	605,552	452,383
	Corp. Actinver SAB de CV	179,820	231,614
#	Corp. Inmobiliaria Vesta SAB de CV	1,489,679	5,316,231
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	950,881	2,231,796
	Corp. Moctezuma SAB de CV	696,531	3,248,498
	Corporativo Fragua SAB de CV	3	85
#*††	Empresas ICA SAB de CV	3,768,186	0
	Financiera Independencia SAB de CV SOFOM ENR	3,187	1,516
#	GCC SAB de CV	519,079	6,122,211
#	Genomma Lab Internacional SAB de CV, Class B	991,954	932,982
	Gentera SAB de CV	2,810,542	7,344,720
	Grupo Aeroportuario del Centro Norte SAB de CV	551,420	7,276,086
	Grupo Comercial Chedraui SA de CV	1,129,685	6,609,904

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Grupo Herdez SAB de CV	1,367,911	$5,215,266
*	Grupo Hotelero Santa Fe SAB de CV	566,863	162,253
*	Grupo Industrial Saltillo SAB de CV	927,318	663,564
*	Grupo Nutrisa SAB de CV	1,367,911	307,748
*	Grupo Posadas SAB de CV	69,065	117,820
#	Grupo Rotoplas SAB de CV	160,013	117,432
*	Grupo Simec SAB de CV (SIMECB MM)	941,651	8,948,070
	Grupo Televisa SAB (TLEVICPO MM)	710,723	405,639
#*Ω	Grupo Traxion SAB de CV	338,293	201,599
*	Industrias CH SAB de CV	1,664,175	15,052,693
	KUO SAB de CV	712,836	2,366,394
	La Comer SAB de CV	2,941,192	6,643,927
	Megacable Holdings SAB de CV	1,287,006	4,525,905
*	Minera Frisco SAB de CV, Class A1	5,058,489	2,736,510
*Ω	Nemak SAB de CV	597,964	112,962
*	Ollamani SAB	12,275	54,107
#	Operadora De Sites Mexicanos SAB de CV, Class A-1	181,460	172,646
*	Orbia Advance Corp. SAB de CV	112,031	133,589
#	Organizacion Cultiba SAB de CV	935,406	694,520
	Organizacion Soriana SAB de CV, Class B	358,274	687,076
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	162,040	2,565,591
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	3,302	37,805
#	Qualitas Controladora SAB de CV	374,606	3,745,953
	Regional SAB de CV	497,539	4,177,180
*††	San Luis Rassini	3,300	0
		Shares	Value»
MEXICO — (Continued)
*††	Sanluis Corp. SA (SANLUISB MM)	4,642	$0
*††	Sanluis Corp. SA (SANLUISC MM)	4,642	0
	Sigma Foods SAB de CV	195,467	185,749
*	Vista Energy SAB de CV (VIST US), ADR	2,874	213,596
*	Vitro SAB de CV	239,494	77,050
TOTAL MEXICO			112,232,888
PHILIPPINES — (0.6%)
	A Soriano Corp.	2,931,411	725,369
	ACEN Corp.	3,350,000	155,050
*††	ACR Mining Corp.	48,205	0
	Alliance Global Group, Inc.	3,619,000	503,426
	Apex Mining Co., Inc.	5,719,800	1,524,337
	Belle Corp.	12,306,400	260,295
	Century Pacific Food, Inc.	2,628,900	1,221,374
	China Banking Corp.	5,272,064	5,159,438
	Converge Information & Communications Technology Solutions, Inc.	1,163,300	240,576
	Cosco Capital, Inc.	2,304,200	251,423
	D&L Industries, Inc.	2,272,300	132,139
	DigiPlus Interactive Corp.	259,600	57,403
	DMCI Holdings, Inc.	5,003,100	779,120
	East West Banking Corp.	437,200	99,991
	Filinvest Land, Inc.	30,065,620	371,048
	First Philippine Holdings Corp.	1,527,600	2,000,853
	GT Capital Holdings, Inc.	100,950	776,462
	Keepers Holdings, Inc.	378,000	11,442
	LT Group, Inc.	1,715,800	418,751
	Manila Water Co., Inc.	3,346,500	2,397,812
	Megaworld Corp.	3,888,000	131,324
Ω	Monde Nissin Corp.	1,589,400	175,874
	Nickel Asia Corp.	3,492,100	285,673
	OceanaGold Philippines, Inc.	21,800	11,883
	Philcomsat Holdings Corp.	316,021	616,878
	Philex Mining Corp.	1,221,300	187,485

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Philippine National Bank	767,726	$717,279
*††	Philippine National Construction Corp.	173,000	0
	Philippine Savings Bank	323,897	299,974
	Philippine Stock Exchange, Inc.	42,102	149,816
*††	Philtown Properties, Inc.	111,562	0
*††	Phoenix Petroleum Philippines, Inc.	929,580	11,795
	Puregold Price Club, Inc.	1,517,490	1,061,746
	RFM Corp.	7,485,068	673,741
	Rizal Commercial Banking Corp.	2,651,952	992,233
	Robinsons Land Corp.	3,638,151	1,028,376
	Robinsons Retail Holdings, Inc.	58,740	45,133
	Security Bank Corp.	134,190	141,867
	Semirara Mining & Power Corp.	689,100	291,650
	Synergy Grid & Development Phils, Inc.	863,200	320,625
	Union Bank of the Philippines	1,270,403	540,153
	Universal Robina Corp.	114,580	113,822
	Vista Land & Lifescapes, Inc.	1,051,200	17,077
	Vistamalls, Inc.	140,600	2,400
	Wilcon Depot, Inc.	140,900	14,230
TOTAL PHILIPPINES			24,917,343
POLAND — (1.8%)
	AB SA	2,990	104,086
	Agora SA	67,512	158,611
	Alior Bank SA	29,361	1,002,876
#	AmRest Holdings SE	38,340	118,103
	Apator SA	37,109	261,441
	ASBISc Enterprises PLC	51,549	913,355
#	Asseco Poland SA	75,216	3,794,184
	Asseco South Eastern Europe SA	805	13,433
#	Auto Partner SA	53,392	316,453
*	Bank Millennium SA	451,218	2,225,368
*	Bank Ochrony Srodowiska SA	64,719	180,376
#*	Benefit Systems SA	2,817	3,110,037
		Shares	Value»
POLAND — (Continued)
#	Boryszew SA	133,234	$181,396
#	Budimex SA	14,712	2,674,688
*	Celon Pharma SA	19,996	117,263
*	Cognor Holding SA	86,852	122,186
#	Cyber Folks SA	4,935	246,383
#*	Cyfrowy Polsat SA	104,844	434,862
#*	Datawalk SA	3,653	127,764
	Develia SA	1,486,855	4,315,104
	Dom Development SA	15,579	1,111,415
	Echo Investment SA	22,550	32,060
	Elektrotim SA	5,002	79,443
*	Enea SA	559,136	3,405,547
*	Fabryki Mebli Forte SA	48,823	268,962
#*	Globe Trade Centre SA	324,771	241,464
#*	Grupa Azoty SA	32,256	162,975
	Grupa Kety SA	51,495	15,727,728
	Grupa Pracuj SA	6,366	77,919
#	Inter Cars SA	33,276	6,791,680
#*	Jastrzebska Spolka Weglowa SA	48,515	379,797
	KRUK SA	57,949	6,977,746
#*	Lubawa SA	30,768	68,706
#*	Lubelski Wegiel Bogdanka SA	11,215	78,321
#*	Medicalgorithmics SA	1,343	9,785
#	Mirbud SA	82,029	250,325
	Mo-BRUK SA	2,384	233,592
#*	Modivo SA	57,277	1,257,379
	Neuca SA	2,512	492,913
	Newag SA	1,122	34,569
*	PKP Cargo SA	34,072	134,710
	PlayWay SA	1,040	69,958
*	Polimex-Mostostal SA	28,040	61,894
#	Rainbow Tours SA	6,497	239,810
#	Stalexport Autostrady SA	164,889	128,973
#*	Syn2bio SA	8,531	68,252
	Synektik SA	8,531	677,732
*	Tauron Polska Energia SA	2,405,636	6,286,418
	TEN Square Games SA	6,067	179,748
#	Text SA	6,638	71,373
	Torpol SA	24,822	492,091
*	VRG SA	873,743	1,269,183
#	Warsaw Stock Exchange	57,560	1,193,677
	Wawel SA	365	78,646
#	Wirtualna Polska Holding SA	2,566	41,040
Ω	XTB SA	83,945	2,363,541

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	$13,796
*	Zespol Elektrowni Patnow Adamow Konin SA	32,217	163,181
TOTAL POLAND			71,634,318
QATAR — (0.7%)
	Aamal Co.	3,572,787	761,571
	Al Khaleej Takaful Group QSC	484,929	338,716
	Al Meera Consumer Goods Co. QSC	179,447	668,169
	Alijarah Holding Co. QPSC	496,306	89,735
*	Baladna	1,337,190	474,904
	Barwa Real Estate Co.	2,452,814	1,588,981
	Doha Bank QPSC	4,061,916	3,010,830
	Doha Insurance Co. QSC	249,552	202,162
*	Estithmar Holding QPSC	1,457,721	1,580,541
	Gulf International Services QSC	2,627,664	1,499,020
	Gulf Warehousing Co.	252,513	151,991
	Lesha Bank LLC	2,864,210	1,522,915
	Mannai Corp. QSC	185,644	264,063
*	Mazaya Real Estate Development QPSC	684,824	107,268
	Medicare Group	332,626	503,585
	Meeza QSTP LLC	135,805	120,809
	Qatar Aluminum Manufacturing Co.	4,323,188	1,921,395
	Qatar Industrial Manufacturing Co. QSC	38,184	23,463
	Qatar Insurance Co. SAQ	3,614,391	2,275,693
	Qatar Islamic Insurance Group	47,294	110,118
	Qatar National Cement Co. QSC	490,827	378,574
	Qatar Navigation QSC	1,362,504	3,852,503
	Salam International Investment Ltd. QSC	2,225,787	475,710
		Shares	Value»
QATAR — (Continued)
	United Development Co. QSC	2,993,330	$699,671
	Vodafone Qatar PQSC	5,060,119	3,704,474
*	Widam Food Co.	55,856	23,403
	Zad Holding Co.	52,382	211,073
TOTAL QATAR			26,561,337
RUSSIA — (0.0%)
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	32,799	0
*††	Mechel PJSC, Sponsored ADR	123,618	0
*††	PhosAgro PJSC	779	0
*††	RusHydro PJSC (RSHYY US), ADR	952,144	0
*††	VTB Bank PJSC (VTBR LI), GDR	27,705	0
SAUDI ARABIA — (2.2%)
	Abdullah Al Othaim Markets Co.	268,021	439,255
*	Advanced Building Industries Co.	22,737	240,637
*	Advanced Petrochemical Co.	24,762	182,988
	Al Babtain Power & Telecommunication Co.	116,921	2,080,636
	Al Hammadi Holding	246,494	1,733,485
	Al Hassan Ghazi Ibrahim Shaker Co.	125,992	534,101
	Al Jouf Agricultural Development Co.	30,002	387,180
*	Al Khaleej Training & Education Co.	25,351	111,686
	Al Masane Al Kobra Mining Co.	28,323	616,441
	Al Taiseer Group TALCO Industrial Co.	6,900	64,608
*	Al Yamamah Steel Industries Co.	76,456	856,439
	Alamar Foods	12,848	157,030
	Alandalus Property Co.	185,419	739,993
	Alaseel Co.	379,916	377,861
	Al-Dawaa Medical Services Co.	2,783	34,727

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Aldrees Petroleum & Transport Services Co.	137,169	$4,398,900
	AlJazira Takaful Ta'awuni Co.	36,972	112,283
	AlKhorayef Water & Power Technologies Co.	41,162	1,386,197
	Almawarid Manpower Co.	6,464	147,540
	Alujain Corp.	13,787	110,877
*	Amlak International Finance Co.	22,977	64,718
	Arabian Cement Co.	73,188	462,917
Ω	Arabian Centres Co.	253,508	1,188,540
	Arabian Drilling Co.	27,942	678,276
	Arabian Pipes Co.	316,501	613,641
	Arriyadh Development Co.	271,400	1,310,288
*	ARTEX Industrial Investment Co.	44,058	121,098
	Astra Industrial Group Co.	122,994	4,633,377
*	BAAN Holding Group Co.	271,491	141,388
	Basic Chemical Industries Ltd.	24,620	169,862
*	Bawan Co.	90,760	1,060,127
	BinDawood Holding Co.	456,035	638,674
	Catrion Catering Holding Co.	103,480	1,945,339
*	Chubb Arabia Cooperative Insurance Co.	34,108	169,740
	City Cement Co.	92,199	307,309
	Dallah Healthcare Co.	71,775	2,385,236
*	Dar Al Arkan Real Estate Development Co.	784,563	3,713,600
	East Pipes Integrated Co. for Industry	23,331	1,234,964
	Eastern Province Cement Co.	58,665	366,833
	Electrical Industries Co.	1,465,101	7,116,460
*	Emaar Economic City	414,514	1,224,481
	Etihad GO Telecom Co.	22,049	568,084
	First Milling Co.	23,705	345,565
	Fitaihi Holding Group	237,961	168,642
	Gulf Insurance Group	23,514	156,850
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Gulf Union Cooperative Insurance Co.	30,200	$89,802
*	Halwani Brothers Co.	11,352	96,175
*	Herfy Food Services Co.	11,974	47,905
*	L'Azurde Co. for Jewelry	36,738	111,109
	Leejam Sports Co. JSC	77,737	1,654,446
	Maharah Human Resources Co.	134,066	215,836
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	20,346	75,662
*	Methanol Chemicals Co.	10,107	23,903
	Middle East Healthcare Co.	65,757	648,902
*	Middle East Paper Co.	112,430	525,289
	Middle East Pharmaceutical Co.	1,394	38,137
	Middle East Specialized Cables Co.	38,882	325,397
	Mobile Telecommunications Co. Saudi Arabia	702,670	2,200,788
	Modern Mills Co.	2,869	21,804
*	Najran Cement Co.	63,603	102,682
*	National Agriculture Development Co.	347,981	1,490,167
	National Co. for Glass Industries	60,985	618,876
	National Co. for Learning & Education	41,585	1,307,421
*	National Gypsum	16,803	66,890
*	National Industrialization Co.	300,350	839,529
	National Medical Care Co.	19,673	623,041
	Nayifat Finance Co.	83,523	225,177
	Northern Region Cement Co.	148,203	278,423
	Qassim Cement Co.	63,627	739,062
	Retal Urban Development Co.	346,110	1,371,761
	Riyadh Cement Co.	58,121	371,844
*	Saudi Automotive Services Co.	128,841	1,751,410

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Cement Co.	133,992	$1,218,439
	Saudi Ceramic Co.	121,999	1,005,066
	Saudi Chemical Co. Holding	1,505,254	3,375,894
	Saudi Co. For Hardware CJSC	8,276	54,775
	Saudi Industrial Investment Group	5,028	18,729
*	Saudi Kayan Petrochemical Co.	131,924	211,210
	Saudi Manpower Solutions Co.	67,650	101,043
*	Saudi Marketing Co.	3,918	13,675
*	Saudi Paper Manufacturing Co.	49,170	762,715
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	105,184	882,472
*	Saudi Public Transport Co.	61,328	186,486
*	Saudi Real Estate Co.	353,146	1,300,809
*	Saudi Reinsurance Co.	250,471	1,773,717
*	Saudi Research & Media Group	36,925	758,071
	Saudi Steel Pipe Co.	13,457	207,050
	Saudia Dairy & Foodstuff Co.	48,176	2,651,985
*	Savola Group	94,232	680,710
	Scientific & Medical Equipment House Co.	10,631	87,466
*	Seera Group Holding	535,616	3,061,803
*	SHL Finance Co.	50,128	211,801
*	Sinad Holding Co.	126,003	293,036
	Southern Province Cement Co.	57,294	322,468
	Sumou Real Estate Co.	2,393	19,258
	Sustained Infrastructure Holding Co.	97,526	901,806
	Tabuk Cement Co.	54,206	115,700
	Tanmiah Food Co.	4,017	69,975
*	Umm Al-Qura Cement Co.	7,150	27,106
	United Electronics Co.	131,903	2,838,883
	United International Transportation Co.	155,589	1,726,875
*	Walaa Cooperative Insurance Co.	38,002	98,413
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Wataniya Insurance Co.	44,163	$159,652
	Yamama Cement Co.	247,204	1,751,764
	Zahrat Al Waha For Trading Co.	90,920	63,273
TOTAL SAUDI ARABIA			88,312,436
SOUTH AFRICA — (2.9%)
	Advtech Ltd.	2,560,402	6,565,364
	AECI Ltd.	231,908	1,536,067
	African Rainbow Minerals Ltd.	257,204	3,443,844
#	Afrimat Ltd.	166,595	325,123
	Alexander Forbes Group Holdings Ltd.	1,437,620	648,895
	Altron Ltd., Class A	631,230	856,228
	Aspen Pharmacare Holdings Ltd.	224,156	1,861,721
	Astral Foods Ltd.	94,302	1,387,251
	AVI Ltd.	931,620	5,562,468
#	Blu Label Unlimited Group Ltd.	812,112	431,497
*	Brait PLC	83,369	11,028
	Cashbuild Ltd.	43,043	334,410
	Caxton & CTP Publishers & Printers Ltd.	43,251	33,589
	City Lodge Hotels Ltd.	225,045	57,759
	Coronation Fund Managers Ltd.	512,728	1,366,428
	DataTec Ltd.	1,149,304	4,951,000
#Ω	Dis-Chem Pharmacies Ltd.	1,025,790	2,241,850
	DRDGOLD Ltd. (DRD SJ)	1,386,609	3,744,812
	Exxaro Resources Ltd.	184,499	2,435,282
	Famous Brands Ltd.	89,543	286,631
#	Foschini Group Ltd.	340,163	1,430,167
	Grindrod Ltd.	1,313,728	1,773,917
#	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	904,085	14,257,420
	Hudaco Industries Ltd.	88,913	1,032,116
	Italtile Ltd.	118,226	64,266
	JSE Ltd.	223,103	2,113,806
*	KAP Ltd.	1,301,728	189,535
*	Lesaka Technologies, Inc.	776	3,784
	Lewis Group Ltd.	170,216	870,499

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Life Healthcare Group Holdings Ltd.	537,657	$400,811
	Merafe Resources Ltd.	2,141,711	147,681
	Momentum Group Ltd.	2,861,207	6,503,048
	Motus Holdings Ltd.	336,480	2,251,196
	Mpact Ltd.	218,055	283,315
	Mr. Price Group Ltd.	229,168	2,150,584
*	Nampak Ltd.	2,378	70,441
	Netcare Ltd.	1,550,978	1,608,656
	Ninety One Ltd.	505,784	1,417,680
	Northam Platinum Holdings Ltd.	359,112	6,924,146
	Oceana Group Ltd.	223,491	750,222
	Old Mutual Ltd. (OMU SJ)	1,414,022	1,156,091
	Omnia Holdings Ltd.	393,703	2,284,146
*	Pick n Pay Stores Ltd.	337,083	399,485
	PPC Ltd.	527,692	192,921
	Premier Group Ltd.	10,292	112,491
	PSG Financial Services Ltd.	2,017,236	3,429,913
	Rainbow Chicken	535,302	199,882
	Raubex Group Ltd.	483,682	1,492,444
	RCL Foods Ltd.	535,302	273,556
	Reunert Ltd.	315,784	1,322,009
	Santam Ltd.	129,444	3,099,030
*	Sappi Ltd.	610,565	592,363
	Southern Sun Ltd.	412,732	249,499
#*	SPAR Group Ltd.	266,349	1,033,828
	Spur Corp. Ltd.	179,094	451,258
	Stadio Holdings Ltd.	12,572	8,960
	Sun International Ltd.	788,878	2,228,537
	Super Group Ltd.	203,015	194,475
	Telkom SA SOC Ltd.	674,924	2,437,589
#	Thungela Resources Ltd. (TGA SJ)	28,352	246,490
	Tiger Brands Ltd.	394,877	6,892,144
#	Truworths International Ltd.	56,284	175,210
	Tsogo Sun Ltd.	173,438	72,893
	We Buy Cars Holdings Ltd.	465,266	1,062,285
	Wilson Bayly Holmes-Ovcon Ltd.	176,413	1,823,056
	Woolworths Holdings Ltd.	142,949	449,235
	Zeda Ltd.	106,799	93,407
TOTAL SOUTH AFRICA			114,297,734
SOUTH KOREA — (12.7%)
#	Able C&C Co. Ltd.	11,142	112,752
		Shares	Value»
SOUTH KOREA — (Continued)
#	ABOV Semiconductor Co. Ltd.	12,908	$123,451
#*	Ace Technologies Corp.	32,224	101,648
#*	ADTechnology Co. Ltd.	20,426	738,617
#	Advanced Nano Products Co. Ltd.	12,463	704,852
#	Advanced Process Systems Corp.	16,198	289,280
#	Aekyung Chemical Co. Ltd.	23,069	243,429
	Aekyung Industrial Co. Ltd.	1,219	12,289
*	AeroSpace Technology of Korea, Inc.	121,371	64,689
#*	Agabang & Co.	38,009	135,785
	Ahnlab, Inc.	19,339	826,961
*	Air Busan Co. Ltd.	44,777	61,982
	AJ Networks Co. Ltd.	15,374	55,161
	Ajin Industrial Co. Ltd.	31,804	80,436
#*	ALUKO Co. Ltd.	56,572	115,177
	Amorepacific Holdings Corp.	35,137	665,521
*	Anam Electronics Co. Ltd.	17,748	17,950
#*	Ananti, Inc.	61,954	298,303
	Anapass, Inc.	9,197	108,816
	ANIPLUS, Inc.	25,769	49,642
#*	Anterogen Co. Ltd.	6,548	159,253
*	Apact Co. Ltd.	5,474	32,547
#	Aplus Asset Advisor Co. Ltd.	24,140	175,642
*	APS Innovation Co. Ltd.	892	4,028
*	APS, Inc.	5,274	24,457
#	Asia Cement Co. Ltd.	50,335	399,630
#	ASIA Holdings Co. Ltd.	3,528	645,334
#*	Asia Pacific Satellite, Inc.	12,527	140,874
#	Asia Paper Manufacturing Co. Ltd.	81,215	497,050
*	Asiana Airlines, Inc.	82,372	392,125
	Atinum Investment Co. Ltd.	43,333	99,007
	ATON, Inc.	11,646	63,886
#	Avaco Co. Ltd.	31,776	343,566
#	Baiksan Co. Ltd.	44,605	372,945
#	BGF Co. Ltd.	31,318	111,033
	BGF retail Co. Ltd.	12,750	1,139,690

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	BH Co. Ltd.	75,524	$1,782,119
*	BHI Co. Ltd.	43,958	2,943,520
#	Binggrae Co. Ltd.	14,995	762,283
#	Bio Plus Co. Ltd.	106,293	417,604
#*	Biodyne Co. Ltd.	29,798	236,054
#	BioNote, Inc.	75,871	262,217
#*	BioSmart Co. Ltd.	7,291	21,970
#	BNC Korea, Inc.	32,628	88,347
#	Boditech Med, Inc.	7,338	58,125
#	Bookook Securities Co. Ltd.	9,028	449,698
	Boryung	98,240	662,224
#*	Bosung Power Technology Co. Ltd.	116,334	961,460
*††	Bucket Studio Co. Ltd.	55,178	8,036
#	Bukwang Pharmaceutical Co. Ltd.	51,102	219,208
	BYC Co. Ltd.	7,100	240,479
*	Cafe24 Corp.	29,839	510,009
#	Cape Industries Ltd.	28,205	304,810
	Caregen Co. Ltd.	31,827	2,285,795
	Celltrion Pharm, Inc.	18,372	702,879
*	Chabiotech Co. Ltd.	58,549	679,284
#	Cheil Electric Co. Ltd.	18,057	212,366
	Cheil Worldwide, Inc.	48,470	657,164
#	Chemtronics Co. Ltd.	39,956	1,025,752
*	Chemtros Co. Ltd.	7,992	32,490
#	Cheryong Electric Co. Ltd.	18,387	884,959
	Cheryong Industrial Co. Ltd.	5,779	45,922
#	Chips&Media, Inc.	37,182	464,925
*	Choil Aluminum Co. Ltd.	25,377	29,808
#	Chong Kun Dang Pharmaceutical Corp.	10,542	612,440
	Chongkundang Holdings Corp.	11,961	399,146
#*	Chunbo Co. Ltd.	6,228	265,627
*	CJ CGV Co. Ltd.	88,033	293,407
	CJ CheilJedang Corp.	8,096	1,353,986
*	CJ ENM Co. Ltd.	7,788	286,153
#	CJ Freshway Corp.	3,351	65,335
	CLIO Cosmetics Co. Ltd.	1,927	17,305
#*	CMG Pharmaceutical Co. Ltd.	83,794	100,549
*	Com2uS Holdings Corp.	3,371	42,194
	Com2uSCorp	7,691	170,413
		Shares	Value»
SOUTH KOREA — (Continued)
	Coocon Corp.	1,906	$38,911
*	CORESTEMCHEMON, Inc.	16,338	36,860
#	Cosmax, Inc.	23,785	3,404,396
#	Cosmecca Korea Co. Ltd.	16,670	913,271
#*	CosmoAM&T Co. Ltd.	20,498	825,434
#*	Cosmochemical Co. Ltd.	23,372	282,709
	Cowintech Co. Ltd.	8,604	99,322
	CR Holdings Co. Ltd.	23,450	81,152
#*	Creative & Innovative System	162,892	1,893,582
*	CS Bearing Co. Ltd.	6,477	40,346
	CS Wind Corp.	28,030	1,364,477
#*	Cube Entertainment, Inc.	11,814	83,759
#	Cuckoo Holdings Co. Ltd.	24,333	484,640
	Cuckoo Homesys Co. Ltd.	6,062	99,756
#*	Curexo, Inc.	32,233	363,315
	D.I Corp.	73,014	1,675,829
*††	DA Technology Co. Ltd.	133,285	3,415
#	Dae Hwa Pharmaceutical Co. Ltd.	24,386	244,189
#	Dae Won Kang Up Co. Ltd.	103,903	306,786
#*	Daea TI Co. Ltd.	195,936	606,142
	Daechang Forging Co. Ltd.	9,694	46,673
#	Daedong Corp.	53,430	366,728
#	Daedong Gear Co. Ltd.	4,924	67,159
#	Daeduck Co. Ltd.	25,651	289,369
	Daeduck Electronics Co. Ltd.	98,641	7,655,559
	Daehan Flour Mill Co. Ltd.	2,263	238,781
	Daehan Steel Co. Ltd.	13,726	117,368
*	Dae-Il Corp.	53,006	274,144
#	Daejoo Electronic Materials Co. Ltd.	21,066	2,272,110
#*	DaeMyoung Energy Co. Ltd.	3,402	56,270
#	Daesang Corp.	62,955	882,374
#	Daesang Holdings Co. Ltd.	46,079	297,953
#	Daesung Energy Co. Ltd.	22,772	140,848

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Daesung Industrial Co. Ltd.	12,643	$60,554
#*	Daewon Cable Co. Ltd.	92,840	953,095
#	Daewon Pharmaceutical Co. Ltd.	54,458	394,686
	Daewon San Up Co. Ltd.	9,014	84,069
*	Daewoo Engineering & Construction Co. Ltd.	476,610	11,422,316
	Daewoong Co. Ltd.	4,752	73,174
#	Daewoong Pharmaceutical Co. Ltd.	12,821	1,292,544
	Daeyang Electric Co. Ltd.	3,683	78,140
*††	Dahaam E-Tec Co. Ltd.	2,100	0
	Daihan Pharmaceutical Co. Ltd.	9,263	179,484
	Daishin Securities Co. Ltd.	111,953	2,900,437
#*	Danal Co. Ltd.	141,692	710,472
#	Daol Investment & Securities Co. Ltd.	107,802	323,746
#	Daou Data Corp.	46,710	734,338
#	Daou Technology, Inc.	88,738	2,809,561
	Dasan Networks, Inc.	35,641	120,893
#*	Dawonsys Co. Ltd.	57,564	98,191
	DB HiTek Co. Ltd.	24,304	2,631,663
#	DB Securities Co. Ltd.	82,322	764,543
#*	DB, Inc.	207,239	281,764
#	Dear U Co. Ltd.	14,491	318,170
	Dentium Co. Ltd.	1,353	48,931
	Deutsch Motors, Inc.	44,624	169,075
*	Devsisters Co. Ltd.	2,204	33,981
#	DI Dong Il Corp.	55,962	1,142,093
#	Digital Daesung Co. Ltd.	20,597	115,071
#*	DIO Corp.	26,897	313,595
#	DIT Corp.	13,032	221,716
*††	DKME	33,369	2,115
#	DL E&C Co. Ltd.	75,306	5,076,182
*	DL Holdings Co. Ltd.	8,270	402,497
*	DMOA Co. Ltd.	13,817	36,439
††	DMS Co. Ltd.	16,239	90,655
	DN Automotive Corp.	46,445	1,515,759
	Dohwa Engineering Co. Ltd.	8,234	39,622
		Shares	Value»
SOUTH KOREA — (Continued)
#	Dong-A Socio Holdings Co. Ltd.	9,155	$607,138
#	Dong-A ST Co. Ltd.	7,458	224,112
	Dong-Ah Geological Engineering Co. Ltd.	4,466	54,348
#	Dongbang Transport Logistics Co. Ltd.	76,445	150,800
#	Dongjin Semichem Co. Ltd.	79,132	3,070,944
	Dongkoo Bio & Pharma Co. Ltd.	9,400	32,770
#	DongKook Pharmaceutical Co. Ltd.	80,801	1,310,096
#*	Dongkuk Holdings Co. Ltd.	34,437	264,686
	Dongkuk Industries Co. Ltd.	5,193	12,730
#	Dongkuk Steel Mill Co. Ltd.	68,951	720,270
#	Dongsuh Cos., Inc.	10,876	196,797
#	Dongsung Chemical Co. Ltd.	61,469	182,730
#	Dongsung Finetec Co. Ltd.	56,726	1,117,873
#*	Dongwha Enterprise Co. Ltd.	37,824	298,444
#	Dongwha Pharm Co. Ltd.	62,525	255,805
	Dongwon Development Co. Ltd.	36,381	70,462
#	Dongwon Industries Co. Ltd.	20,941	548,210
	Dongwon Systems Corp.	3,375	64,252
#	Dongwoon Anatech Co. Ltd.	45,624	1,592,187
#	Dongyang E&P, Inc.	14,152	326,963
#*	Doosan Fuel Cell Co. Ltd.	101,687	4,255,294
	Doosan Tesna, Inc.	12,912	1,167,903
#	DoubleUGames Co. Ltd.	38,201	1,579,012
#*	Dream Security Co. Ltd.	88,382	165,182
#	Dreamtech Co. Ltd.	55,981	255,605
*	DRTECH Corp.	75,506	97,504
#	DS Dansuk Co. Ltd.	10,495	171,372
#	DSC Investment, Inc.	31,495	366,680
*	Duchembio Co. Ltd.	10,365	63,633

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Duk San Neolux Co. Ltd.	38,011	$1,306,268
#*	Duksan Hi-Metal Co. Ltd.	16,423	206,574
#*	Duksan Techopia Co. Ltd.	15,901	259,419
	DY Corp.	22,744	80,999
	DY POWER Corp.	5,952	62,365
#	E1 Corp.	4,505	329,219
	Easy Bio, Inc.	16,252	85,503
#	Easy Holdings Co. Ltd.	88,398	326,958
#*	Eco&Dream Co. Ltd.	15,010	197,684
	Ecoplastic Corp.	15,781	39,408
#	Ecopro HN Co. Ltd.	12,806	278,692
	Elentec Co. Ltd.	16,741	145,193
	E-MART, Inc.	23,004	1,666,007
*	EM-Tech Co. Ltd.	12,437	63,671
#	ENF Technology Co. Ltd.	28,570	1,138,186
*	Enzychem Lifesciences Corp.	27,857	18,594
	Eo Technics Co. Ltd.	5,903	1,905,886
*	Eubiologics Co. Ltd.	63,059	548,840
#	Eugene Corp.	107,821	297,985
#	Eugene Investment & Securities Co. Ltd.	188,630	718,933
	Eugene Technology Co. Ltd.	43,873	3,942,726
	Eusu Holdings Co. Ltd.	28,440	120,157
*	EV Advanced Material Co. Ltd.	14,162	17,852
*	Everybot, Inc.	5,322	69,537
*	E-World	32,791	42,562
#	Exicon Co. Ltd.	9,043	228,288
#	F&F Co. Ltd.	4,597	208,874
#	FIBERPRO, Inc./Yuseong	5,731	91,671
*	Fine M-Tec Co. Ltd.	20,276	143,438
#*	Fine Semitech Corp.	40,744	1,191,826
#*	FINO, Inc.	31,745	292,426
#*	Firstec Co. Ltd.	96,567	878,985
*††	Flask Co. Ltd.	23,357	6,992
*	FLITTO, Inc.	6,551	51,582
#*	Foosung Co. Ltd.	143,341	1,289,310
*	Furonteer Co. Ltd.	2,662	25,360
	Fursys, Inc.	10,910	264,089
	G2Power Co. Ltd.	3,219	32,035
	Gabia, Inc.	41,698	854,413
#*	GAEASOFT	20,287	103,417
#	Galaxia Moneytree Co. Ltd.	61,913	359,424
*	GAMSUNG Corp. Co. Ltd.	155,481	687,324
		Shares	Value»
SOUTH KOREA — (Continued)
#	Gaon Cable Co. Ltd.	8,771	$1,444,864
#	GC Biopharma Corp.	11,208	1,044,456
#*	GC Cell Corp.	9,095	147,230
#	GC Corp.	25,139	237,901
#	GC MediAI Corp.	52,958	145,781
*	Genexine, Inc.	45,196	166,011
#*	Genic Co. Ltd.	5,587	107,020
*	Genome & Co.	23,388	112,249
*	Genomictree, Inc.	5,552	64,962
	Geumhwa PSC Co. Ltd.	2,969	81,133
	Global Standard Technology Co. Ltd.	33,319	1,116,913
#*	Global Tax Free Co. Ltd.	70,125	284,187
	GnBS eco Co. Ltd.	8,665	53,313
	GnCenergy Co. Ltd.	13,947	350,257
#	GOLFZON Co. Ltd.	8,582	297,830
	Golfzon Holdings Co. Ltd.	17,066	60,530
	Gradiant Corp.	1,295	10,601
	Grand Korea Leisure Co. Ltd.	4,506	36,808
#	GS Engineering & Construction Corp.	151,435	3,930,770
#	GS Global Corp.	98,337	340,547
#	GS Retail Co. Ltd.	44,962	715,381
	Gwangju Shinsegae Co. Ltd.	2,154	56,107
#	HAESUNG DS Co. Ltd.	27,800	1,533,207
	Haesung Industrial Co. Ltd.	29,868	162,662
	Han Kuk Carbon Co. Ltd.	95,356	3,200,001
	Hana Micron, Inc.	122,607	3,362,246
	Hana Pharm Co. Ltd.	2,605	17,260
*	Hana Technology Co. Ltd.	5,796	125,585
	Hana Tour Service, Inc.	2,864	81,248
#*	Hanall Biopharma Co. Ltd.	17,615	571,379
	Hancom, Inc.	36,048	503,157
#	Handsome Co. Ltd.	11,842	213,159
#	Hanil Cement Co. Ltd.	16,649	197,347
	Hanil Feed Co. Ltd.	10,839	28,832
#	Hanil Holdings Co. Ltd.	42,979	510,264
	Hanjin Logistics Corp.	16,938	222,673

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	HanJung Natural Connectivity System Co. Ltd.	6,398	$296,227
	Hankook Cosmetics Manufacturing Co. Ltd.	19,755	134,707
	Hankook Shell Oil Co. Ltd.	2,067	708,476
	Hanla IMS Co. Ltd.	3,124	44,482
#	HanmiGlobal Co. Ltd.	23,691	450,659
#	Hannong Chemicals, Inc.	20,225	324,703
#	Hansae Co. Ltd.	23,238	181,673
	Hansae Yes24 Holdings Co. Ltd.	9,629	29,554
	Hanshin Construction Co. Ltd.	6,660	67,196
#	Hanshin Machinery Co.	52,839	165,981
	Hansol Chemical Co. Ltd.	14,160	2,770,712
	Hansol Holdings Co. Ltd.	6,680	15,161
	Hansol Paper Co. Ltd.	3,961	22,798
#	Hansol Technics Co. Ltd.	61,159	339,484
#*	Hanssem Co. Ltd.	5,770	176,772
*	Hanwha Engine	82,867	4,962,194
#*	Hanwha Galleria Corp.	87,305	181,589
#*	Hanwha General Insurance Co. Ltd.	121,139	544,701
#*	Hanwha Investment & Securities Co. Ltd.	380,146	1,956,869
#*	Hanwha Life Insurance Co. Ltd.	159,154	527,758
*	Hanyang Digitech Co. Ltd.	3,034	64,400
#*	Hanyang Eng Co. Ltd.	32,984	721,595
	Hanyang Securities Co. Ltd.	27,737	538,575
	Harim Co. Ltd.	112,482	249,864
#	Harim Holdings Co. Ltd.	51,454	456,901
#	HB Technology Co. Ltd.	94,978	184,429
	HD Construction Equipment Co. Ltd.	21,444	2,694,114
#*	HD Hyundai Energy Solutions Co. Ltd.	10,284	1,624,654
		Shares	Value»
SOUTH KOREA — (Continued)
	HDC Holdings Co. Ltd.	76,944	$1,467,590
#	HDC Hyundai Development Co-Engineering & Construction	87,437	1,362,395
*	HD-Hyundai Marine Engine	40,801	2,930,928
#	Hecto Financial Co. Ltd.	11,687	256,129
#	Hecto Innovation Co. Ltd.	13,399	187,489
#*	Helixmith Co. Ltd.	33,131	193,819
#*	Heung-A Shipping Co. Ltd.	78,758	152,642
#	Heunggu Oil Co. Ltd.	10,187	122,719
#*	HFR, Inc.	10,061	200,860
	Hite Jinro Co. Ltd.	47,845	554,097
*	HJ Shipbuilding & Construction Co. Ltd.	14,292	281,926
	HK inno N Corp.	38,595	1,382,137
	HL Holdings Corp.	4,848	142,428
	HL Mando Co. Ltd.	73,278	2,854,280
*	HLB Biostep Co. Ltd.	69,059	59,225
*	HLB Global Co. Ltd.	32,870	49,095
#*	Hlb Pharma Ceutical Co. Ltd.	22,860	268,682
#*	HLB Therapeutics Co. Ltd.	77,379	185,854
*	Hotel Shilla Co. Ltd.	36,737	1,637,236
	HPSP Co. Ltd.	10,766	389,881
	HRS Co. Ltd.	4,048	14,664
	HS Hyosung Advanced Materials Corp.	139	25,483
	HS Hyosung Corp.	1,223	54,754
	HS Industries Co. Ltd.	20,787	49,107
*	Hugel, Inc.	4,140	711,573
#	Humedix Co. Ltd.	15,276	366,990
	Huons Co. Ltd.	26,666	475,807
#	Huons Global Co. Ltd.	19,370	831,205
#*	Husteel Co. Ltd.	68,021	313,663
#	Hwa Shin Co. Ltd.	48,675	409,924
	Hwaseung Enterprise Co. Ltd.	24,781	81,254
#	Hy-Lok Corp.	20,117	602,744
#	Hyosung Corp.	12,405	1,933,782
	Hyosung Heavy Industries Corp.	306	824,306
	Hyosung TNC Corp.	88	30,963

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hyundai Bioland Co. Ltd.	17,490	$54,254
#	Hyundai BNG Steel Co. Ltd.	22,603	264,063
#	HYUNDAI Corp.	15,195	319,962
#	Hyundai Department Store Co. Ltd.	30,200	2,233,348
	Hyundai Elevator Co. Ltd.	8,506	570,804
	HYUNDAI EVERDIGM Corp.	7,695	47,904
	Hyundai Futurenet Co. Ltd.	73,607	166,400
#	Hyundai GF Holdings	23,930	233,544
#	Hyundai Green Food	34,518	385,250
	Hyundai Home Shopping Network Corp.	3,225	185,596
#	Hyundai Hyms Co. Ltd.	4,169	56,260
	Hyundai Livart Furniture Co. Ltd.	5,597	30,226
*	Hyundai Marine & Fire Insurance Co. Ltd.	18,732	386,068
#	Hyundai Motor Securities Co. Ltd.	49,990	373,923
#	Hyundai Movex Co. Ltd.	82,239	1,766,097
#	Hyundai Wia Corp.	42,316	2,382,349
#	HyVision System, Inc.	35,874	448,516
#	i3system, Inc.	15,256	1,075,541
#*	IL Co. Ltd.	15,840	68,242
	Il Dong Pharmaceutical Co. Ltd.	46,117	833,261
#	Iljin Diamond Co. Ltd.	10,553	105,307
	Iljin Electric Co. Ltd.	60,843	5,112,287
	Iljin Holdings Co. Ltd.	30,168	211,608
*	Iljin Hysolus Co. Ltd.	1,851	23,103
	Iljin Power Co. Ltd.	3,096	45,888
	Ilshin Spinning Co. Ltd.	36,557	330,960
*	Ilshin Stone Co. Ltd.	9,923	11,017
††	Ilyang Pharmaceutical Co. Ltd.	9,185	69,949
	iM Financial Group Co. Ltd.	428,318	5,542,906
	iMarketKorea, Inc.	13,893	71,241
	InBody Co. Ltd.	37,794	755,632
#	Incar Financial Service Co. Ltd.	31,859	233,543
	Infinitt Healthcare Co. Ltd.	921	4,593
	INFOvine Co. Ltd.	4,555	38,716
		Shares	Value»
SOUTH KOREA — (Continued)
#	Inhwa Precision Co. Ltd.	22,840	$209,474
	Innocean Worldwide, Inc.	27,171	363,993
#	Innox Advanced Materials Co. Ltd.	42,455	993,403
#*	Insun ENT Co. Ltd.	58,689	184,258
*	Intekplus Co. Ltd.	1,300	27,431
	Intellian Technologies, Inc.	11,262	1,012,567
	Intelligent Digital Integrated Security Co. Ltd.	11,403	137,313
*	Interflex Co. Ltd.	11,878	108,910
	Interojo Co. Ltd.	11,395	166,238
#	INTOPS Co. Ltd.	32,084	405,080
*	iNtRON Biotechnology, Inc.	9,832	24,034
	INVENI Co. Ltd.	16,710	181,674
#	IS Dongseo Co. Ltd.	43,894	793,967
#	ISC Co. Ltd.	28,505	4,768,140
	i-SENS, Inc.	51,605	741,923
*	ISU Chemical Co. Ltd.	33,498	254,323
#*	ISU Specialty Chemical	47,981	3,970,852
#*	Itcenglobal Co. Ltd.	9,977	368,169
*	ITM Semiconductor Co. Ltd.	1,843	21,343
*	Jaeyoung Solutec Co. Ltd.	2,606	30,156
#*	Jahwa Electronics Co. Ltd.	32,011	1,064,430
	JB Financial Group Co. Ltd.	96,120	1,778,700
*	Jeil Pharmaceutical Co. Ltd.	3,757	35,673
*	Jeju Air Co. Ltd.	25,397	91,401
#*	Jeju Semiconductor Corp.	98,093	3,546,370
#*	JETEMA Co. Ltd.	29,885	142,368
*	Jin Air Co. Ltd.	19,064	80,974
#	Jinsung T.E.C.	32,603	397,374
#*	JNTC Co. Ltd.	19,761	261,224
*	JoyCity Corp.	40,710	67,391
#	JS Corp.	12,208	122,527
	Jungdawn Co. Ltd.	6,003	10,290
	Jusung Engineering Co. Ltd.	82,875	7,168,691
#	JVM Co. Ltd.	13,712	231,858
	JW Holdings Corp.	189,488	549,730
	JW Life Science Corp.	9,714	84,942

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	JW Pharmaceutical Corp.	40,363	$854,465
*	JW Shinyak Corp.	35,377	47,772
	JYP Entertainment Corp.	6,583	282,401
	K Car Co. Ltd.	25,538	189,851
*	Kakao Games Corp.	36,272	297,352
	Kangnam Jevisco Co. Ltd.	17,452	198,330
#*	Kangstem Biotech Co. Ltd.	89,163	242,292
#*	Kangwon Energy Co. Ltd.	15,097	157,087
#	KC Co. Ltd.	27,573	737,767
	KC Tech Co. Ltd.	27,398	1,158,101
	KCC Glass Corp.	3,836	76,021
#	KCTC	21,364	85,995
#*	KEC Corp.	176,714	218,986
*	Keeps Biopharma, Inc.	7,612	42,486
#*	Kencoa Aerospace Co.	9,023	132,650
#	KEPCO Plant Service & Engineering Co. Ltd.	43,340	1,839,850
*	KG Chemical Corp.	16,648	79,804
	KG Dongbusteel	64,157	305,174
	KG Eco Solution Co. Ltd.	9,399	46,905
	KG Financial Co. Ltd.	9,638	34,161
#*	KG Mobility Corp.	62,520	183,903
#	KH Vatec Co. Ltd.	49,877	475,837
#	KINX, Inc.	8,997	637,584
#	KISCO Corp.	60,091	430,628
#	KISCO Holdings Co. Ltd.	31,963	584,700
	KISWIRE Ltd.	35,588	619,760
#*	KMW Co. Ltd.	21,612	438,528
*	KNJ Co. Ltd.	14,378	392,260
	Koh Young Technology, Inc.	154,156	4,248,830
#	Kolmar Holdings Co. Ltd.	60,370	402,467
	Kolmar Korea Co. Ltd.	34,848	2,094,777
	Kolon Corp.	18,695	922,188
	Kolon Global Corp.	1,975	15,298
#	Kolon Industries, Inc.	40,999	2,642,588
#*	Kolon Life Science, Inc.	11,788	468,870
	KoMiCo Ltd.	19,025	1,862,560
*	Komipharm International Co. Ltd.	46,449	305,196
		Shares	Value»
SOUTH KOREA — (Continued)
#	KONA I Co. Ltd.	10,350	$383,535
#	Korea Alcohol Industrial Co. Ltd.	45,206	430,107
#	Korea Asset In Trust Co. Ltd.	90,513	162,189
	Korea Cast Iron Pipe Industries Co. Ltd.	7,969	39,642
#	Korea Circuit Co. Ltd.	28,928	1,847,273
#	Korea District Heating Corp.	5,230	271,545
	Korea Electric Terminal Co. Ltd.	16,982	1,050,882
#	Korea Electronic Power Industrial Development Co. Ltd.	52,760	723,013
	Korea Export Packaging Industrial Co. Ltd.	44,390	83,699
	Korea Fuel-Tech Corp.	24,273	115,200
#	Korea Information & Communications Co. Ltd.	27,427	211,837
	Korea Information Certificate Authority, Inc.	14,595	64,144
#*	Korea Line Corp.	370,347	648,244
	Korea Petrochemical Ind Co. Ltd.	1,059	130,785
#	Korea Petroleum Industries Co.	3,083	33,221
	Korea Ratings Corp.	289	20,722
#	Korea Real Estate Investment & Trust Co. Ltd.	169,951	183,493
	Korea United Pharm, Inc.	33,488	457,681
	Korean Reinsurance Co.	445,222	3,720,683
	Kortek Corp.	2,290	18,254
	Koryo Credit Information Co. Ltd.	7,698	52,211
*	KOSES Co. Ltd.	4,945	159,964
	KPX Chemical Co. Ltd.	1,771	64,811
*	KPX Electrochem Co. Ltd.	1,968	11,780
#	KSS LINE Ltd.	40,321	348,808
	KT Millie Seojae Co. Ltd.	1,173	10,664
	KT Skylife Co. Ltd.	32,005	106,439

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Kuk-il Paper Manufacturing Co. Ltd.	190,710	$56,061
*	Kumho Tire Co., Inc.	126,231	498,953
	KUMHOE&C Co. Ltd.	10,036	37,601
*	Kumyang Green Power Co. Ltd.	3,030	33,044
#	Kwang Dong Pharmaceutical Co. Ltd.	112,403	629,278
*	Kwangmu Co. Ltd.	52,554	76,058
#	Kyeryong Construction Industrial Co. Ltd.	17,248	339,793
#	Kyobo Securities Co. Ltd.	47,296	439,746
	Kyung Dong Navien Co. Ltd.	21,138	1,114,165
	Kyungbang Co. Ltd.	8,346	57,184
	KyungDong City Gas Co. Ltd.	6,435	99,923
#	Kyung-In Synthetic Corp.	42,609	146,734
#	KZ Precision Corp.	17,846	177,180
	L&C Bio Co. Ltd.	6,759	293,202
*	L&K Biomed Co. Ltd.	17,211	85,179
#	Lake Materials Co. Ltd.	115,339	1,811,963
*	LB Semicon, Inc.	28,242	108,206
#	Lee Ku Industrial Co. Ltd.	40,118	163,365
	LF Corp.	30,544	512,577
*	LG HelloVision Co. Ltd.	42,776	68,230
#	LIG Accuver Co. Ltd.	12,555	449,445
#*	LOT Vacuum Co. Ltd.	30,677	331,228
	Lotte Chilsung Beverage Co. Ltd.	4,926	408,172
*	Lotte Data Communication Co.	2,435	38,105
#*	Lotte Energy Materials Corp.	22,947	1,041,559
	LOTTE Fine Chemical Co. Ltd.	39,300	1,851,347
	LOTTE Himart Co. Ltd.	34,338	186,376
*	Lotte Non-Life Insurance Co. Ltd.	23,481	33,566
#	Lotte Rental Co. Ltd.	35,242	801,999
#	Lotte Shopping Co. Ltd.	19,802	1,814,520
*	Lotte Tour Development Co. Ltd.	65,068	917,983
		Shares	Value»
SOUTH KOREA — (Continued)
#	Lotte Wellfood Co. Ltd.	1,382	$113,369
#	LS Eco Energy Ltd.	35,473	2,114,671
#	LS Materials Ltd.	25,510	523,679
	LS SECURITIES Co. Ltd.	8,316	44,280
#	LTC Co. Ltd.	6,016	189,033
#*	LVMC Holdings	240,975	277,650
*	LX Hausys Ltd.	8,003	196,156
#	LX Holdings Corp.	72,830	449,973
	LX International Corp.	80,294	2,909,909
#	LX Semicon Co. Ltd.	26,049	1,107,315
#	Macrogen, Inc.	12,209	133,721
	Maeil Dairies Co. Ltd.	2,274	55,803
#	MAKUS, Inc.	3,709	67,153
*	Manyo Co. Ltd.	5,604	60,110
#	Mcnex Co. Ltd.	36,111	566,084
*	ME2ON Co. Ltd.	3,731	8,094
#*	Mediana Co. Ltd.	6,247	88,719
#*	Medipost Co. Ltd.	25,858	490,081
#*	MedPacto, Inc.	48,964	169,706
	MegaStudy Co. Ltd.	18,545	169,187
#	MegaStudyEdu Co. Ltd.	26,459	846,975
	META BIOMED Co. Ltd.	21,498	64,762
#	Mgame Corp.	38,519	139,835
	Mi Chang Oil Industrial Co. Ltd.	981	82,536
#*	MiCo Ltd.	74,179	1,152,306
	Micro Contact Solution Co. Ltd.	2,578	66,341
#*	Mirae Asset Life Insurance Co. Ltd.	96,982	1,047,505
#*	Mirae Asset Venture Investment Co. Ltd.	32,950	1,176,453
	Misto Holdings Corp.	10,628	292,353
	Miwon Chemicals Co. Ltd.	36,540	316,968
#	Miwon Commercial Co. Ltd.	5,072	521,081
#	Miwon Specialty Chemical Co. Ltd.	5,925	489,995
#	MK Electron Co. Ltd.	57,809	1,102,041
#	MNTech Co. Ltd.	59,123	417,347
	Mobase Electronics Co. Ltd.	14,254	36,867
#*	Modetour Network, Inc.	5,809	44,822
#*	MONAYONGPYONG	22,677	48,067
#*	Motrex Co. Ltd.	21,274	130,439
#	mPlus Corp.	11,058	131,615
	Muhak Co. Ltd.	14,237	85,513
*	MX Robotics, Inc.	5,700	20,116

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Myoung Shin Industrial Co. Ltd.	61,185	$553,932
*	Naintech Co. Ltd.	18,711	44,376
#	Namhae Chemical Corp.	65,840	521,805
#*	Namsun Aluminum Co. Ltd.	225,789	320,537
#	Namuga Co. Ltd.	27,708	359,317
#	Namyang Dairy Products Co. Ltd.	4,776	169,597
#*	NanoenTek, Inc.	19,765	91,586
#	NeoPharm Co. Ltd.	21,216	292,914
	Neosem, Inc.	19,145	246,253
#	Neowiz	42,457	634,019
	Neowiz Holdings Corp.	6,517	96,103
#*	NEPES Corp.	45,134	995,365
#	New Power Plasma Co. Ltd.	52,076	238,907
	Nexen Corp.	108,320	527,973
	Nexen Tire Corp.	13,328	67,043
#*	Nexon Games Co. Ltd.	23,894	192,115
#	NEXTIN, Inc.	13,447	641,059
	NHN Corp.	9,812	274,547
#	NHN KCP Corp.	80,285	1,077,627
	NICE Holdings Co. Ltd.	55,992	551,683
	Nice Information & Telecommunication, Inc.	3,385	64,471
#	NICE Information Service Co. Ltd.	119,682	1,237,286
	Nong Shim Holdings Co. Ltd.	5,155	340,832
	NongShim Co. Ltd.	3,831	983,701
	NOROO Paint & Coatings Co. Ltd.	10,940	65,291
	NOVAREX Co. Ltd.	9,991	101,217
	Novatech Co. Ltd.	4,380	69,433
	NPC	52,041	137,837
	NUVOTEC Co. Ltd.	50,183	50,321
#*	OCI Co. Ltd.	7,184	734,623
	OCI Holdings Co. Ltd.	32,602	8,221,661
#*	Okins Electronics Co. Ltd.	12,310	185,818
#*	OptoElectronics Solutions Co. Ltd.	5,572	146,147
*	OPTUS Pharmaceutical Co. Ltd.	3,384	20,860
#*	Orbitech Co. Ltd.	28,054	223,056
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Oriental Precision & Engineering Co. Ltd.	52,444	$285,538
#	Orion Holdings Corp.	53,203	935,202
*	OSTEONIC Co. Ltd.	29,285	131,370
*	Osung Advanced Materials Co. Ltd.	56,394	55,369
#	Otoki Corp.	1,818	449,399
	Pang Rim Co. Ltd.	10,798	41,694
#	Paradise Co. Ltd.	112,107	1,206,830
#	Park Systems Corp.	13,163	2,591,281
	Partron Co. Ltd.	25,847	144,957
#*	Pearl Abyss Corp.	33,230	1,324,950
#	People & Technology, Inc.	42,761	1,633,783
	PHA Co. Ltd.	12,171	107,836
	PharmaResearch Co. Ltd.	11,523	2,456,222
#	Pharmicell Co. Ltd.	129,668	1,610,119
#	Philenergy Co. Ltd.	16,792	228,429
#*	Philoptics Co. Ltd.	44,336	1,460,775
#	PI Advanced Materials Co. Ltd.	52,721	921,874
#	PKC Co. Ltd.	98,951	492,710
#*	Polaris AI Corp.	13,511	85,507
#*	Polaris Office Corp.	42,087	142,025
	Pond Group Co. Ltd.	8,283	32,869
#	Poongsan Corp.	36,327	2,439,033
#	Poongsan Holdings Corp.	37,452	1,142,633
#	Posco M-Tech Co. Ltd.	72,480	974,086
	POSCO Steeleon Co. Ltd.	31,920	181,648
#*	Power Logics Co. Ltd.	62,997	220,908
#	Protec Co. Ltd.	14,082	791,930
#	PSK Holdings, Inc.	7,153	613,090
#	PSK, Inc.	61,581	3,763,532
#	Pulmuone Co. Ltd.	26,098	217,952
#	Pumtech Korea Co. Ltd.	13,185	369,773
	Refine Co. Ltd.	15,771	135,090
*	Reyon Pharmaceutical Co. Ltd.	3,654	26,651
#	RFHIC Corp.	16,463	1,056,976
#*	Robostar Co. Ltd.	21,039	1,053,595
*	Robotis Co. Ltd.	11,979	2,605,957
	S&S Tech Corp.	46,108	3,195,527
#	Sajo Industries Co. Ltd.	6,890	248,223
	Sajodaerim Corp.	3,272	72,458
#	Sam Young Electronics Co. Ltd.	21,114	219,070

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Sam Yung Trading Co. Ltd.	53,605	$735,779
#	Sam-A Aluminum Co. Ltd.	5,381	251,234
	Samchully Co. Ltd.	4,272	427,152
#	Samhyun Co. Ltd.	8,294	302,655
#††	Samick THK Co. Ltd.	29,411	234,979
#*	Samil Pharmaceutical Co. Ltd.	36,805	221,834
	Samji Electronics Co. Ltd.	13,833	305,875
#	Samjin Pharmaceutical Co. Ltd.	27,872	352,274
#	Sammok S-Form Co. Ltd.	16,158	205,538
#	SAMPYO Cement Co. Ltd.	55,860	642,327
*	Samsung Pharmaceutical Co. Ltd.	91,876	126,188
#	SAMT Co. Ltd.	202,951	976,216
#	Samwha Capacitor Co. Ltd.	26,881	1,235,082
#	Samwha Electric Co. Ltd.	3,974	132,110
#*	Samyang Biopharmaceuticals Corp.	9,823	510,257
	Samyang Foods Co. Ltd.	362	328,670
	Samyang Holdings Corp.	9,241	437,286
#	Samyoung Co. Ltd.	58,165	447,533
#	Sang-A Frontec Co. Ltd.	33,799	629,417
#	Sangsin Energy Display Precision Co. Ltd.	10,721	193,990
#	Saramin Co. Ltd.	12,291	142,058
#	Satrec Initiative Co. Ltd.	22,920	2,568,655
	SD Biosensor, Inc.	5,701	32,510
	SeAH Besteel Holdings Corp.	34,022	1,741,213
#	SeAH Holdings Corp.	3,283	359,665
#	SeAH Steel Corp.	3,625	435,440
#	SeAH Steel Holdings Corp.	5,667	919,793
#	Sebang Co. Ltd.	23,435	252,750
#	Sebang Global Battery Co. Ltd.	18,787	843,232
		Shares	Value»
SOUTH KOREA — (Continued)
	Sebo Manufacturing Engineer Corp.	1,045	$16,624
#	Seegene, Inc.	76,033	1,264,632
	Segyung Hitech Co. Ltd.	12,867	41,859
#	Sejin Heavy Industries Co. Ltd.	51,963	730,089
#	Sejong Industrial Co. Ltd.	15,140	81,918
#*	Selvas AI, Inc.	28,245	253,700
#*	SEMCNS Co. Ltd.	13,836	135,143
	Semyung Electric Machinery Co. Ltd.	9,763	96,442
#	Seobu T&D	89,612	910,811
	Seohan Co. Ltd.	29,857	21,890
††	Seohee Construction Co. Ltd.	21,370	8,774
#*	Seojin System Co. Ltd.	53,663	2,179,224
#*	Seoul Auction Co. Ltd.	14,217	66,727
	Seoul City Gas Co. Ltd.	652	28,808
#*	Seoul Semiconductor Co. Ltd.	12,690	143,024
#	Seoyon Co. Ltd.	52,444	337,118
#	Seoyon E-Hwa Co. Ltd.	34,258	328,633
*††	Sewon E&C Co. Ltd.	103,618	3,144
	SFA Engineering Corp.	35,920	768,768
#*	SFA Semicon Co. Ltd.	212,634	1,217,767
#*	SG Co. Ltd.	93,770	167,668
#	SGC Energy Co. Ltd.	10,059	404,870
#*	SHIFT UP Corp.	12,716	281,225
#*	Shin Heung Energy & Electronics Co. Ltd.	34,347	245,993
#*	Shin Poong Pharmaceutical Co. Ltd.	11,704	92,543
	Shindaeyang Paper Co. Ltd.	2,709	23,873
*	SHINHWAPRITECH Co. Ltd.	16,095	27,847
#	Shinil Electronics Co. Ltd.	153,226	152,740
#	Shinsegae Information & Communication Co. Ltd.	10,049	144,542
	Shinsegae, Inc.	17,274	4,774,017
#	Shinsung Delta Tech Co. Ltd.	17,429	688,888

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Shinsung E&G Co. Ltd.	363,332	$978,635
	Shinsung ST Co. Ltd.	4,938	124,893
	Shinwon Corp.	10,775	10,123
#*	Shinyoung Securities Co. Ltd.	16,684	2,247,916
#	Silicon2 Co. Ltd.	21,941	657,576
#*	SillaJen, Inc.	106,947	253,042
	SIMMTECH Co. Ltd.	56,473	3,390,561
	SIMPAC, Inc.	15,838	62,822
#	Sindoh Co. Ltd.	6,223	210,139
#	SK Chemicals Co. Ltd.	25,289	1,018,848
	SK Discovery Co. Ltd.	30,555	1,153,116
#*	SK Eternix Co. Ltd.	38,974	1,541,068
#	SK Gas Ltd.	6,987	1,362,003
#*Ω	SK IE Technology Co. Ltd.	32,513	585,484
#	SK Networks Co. Ltd.	263,064	1,044,917
#*	SK oceanplant Co. Ltd.	79,243	1,322,018
#*	SK Securities Co. Ltd.	373,143	1,327,944
#	SL Corp.	48,829	2,091,471
#	SM Entertainment Co. Ltd.	7,955	521,683
*	SMEC Co. Ltd.	97,327	294,330
#	SNT Dynamics Co. Ltd.	39,019	1,584,076
	SNT Holdings Co. Ltd.	24,118	1,017,211
#	SNT Motiv Co. Ltd.	56,229	1,334,715
#	Solid, Inc.	134,385	1,559,382
#	SOLUM Co. Ltd.	62,718	826,410
#	Solus Advanced Materials Co. Ltd.	11,657	104,146
*	Solux Co. Ltd.	8,140	20,791
#	Songwon Industrial Co. Ltd.	38,809	415,915
#	Soop Co. Ltd.	24,718	978,694
#	Soosan Industries Co. Ltd.	8,489	196,803
	Soulbrain Co. Ltd.	3,962	1,246,582
	Soulbrain Holdings Co. Ltd.	18,254	912,715
	SP SAMHWA Co. Ltd.	11,465	73,397
#	SPG Co. Ltd.	39,138	3,420,098
#	ST Pharm Co. Ltd.	17,851	1,849,629
#*	STIC Investments, Inc.	123,274	844,183
*	Studio Dragon Corp.	8,849	209,140
*	STX Engine Co. Ltd.	5,881	248,263
		Shares	Value»
SOUTH KOREA — (Continued)
#	Suheung Co. Ltd.	15,919	$216,017
#*	Sukgyung AT Co. Ltd.	7,443	288,076
	Sun Kwang Co. Ltd.	3,375	54,414
	Sung Kwang Bend Co. Ltd.	53,485	1,686,076
#	Sungshin Cement Co. Ltd.	44,933	348,776
#	Sungwoo Hitech Co. Ltd.	122,192	739,919
	Sunjin Co. Ltd.	25,264	183,996
#*	Suprema, Inc.	13,237	500,668
#*	Suresoft Technologies, Inc.	20,632	105,415
*	SY Steel Tech, Inc.	5,813	14,730
*	Synergy Innovation Co. Ltd.	104,160	148,468
*	Synopex, Inc.	265,939	1,077,262
	Systems Technology, Inc.	37,695	971,931
	SYTS Corp.	2,102	85,571
#	T&L Co. Ltd.	11,198	466,555
	Tae Kyung Industrial Co. Ltd.	33,888	117,196
#	Taekwang Industrial Co. Ltd.	595	479,815
#*	Taewoong Co. Ltd.	24,606	892,369
*	Taeyoung Engineering & Construction Co. Ltd.	62,226	82,457
#	TCC Steel	28,212	380,190
#	TechWing, Inc.	97,261	3,853,145
#*	Telechips, Inc.	28,079	274,443
#	TEMC Co. Ltd.	6,303	74,108
	TES Co. Ltd.	45,212	2,625,435
#*	TFE Co. Ltd.	4,178	191,140
*	Theragen Etex Co. Ltd.	25,688	52,620
*	TigerElec Co. Ltd.	1,097	34,031
#	TK Corp.	47,666	1,489,462
	TKG Huchems Co. Ltd.	52,809	675,218
#	TLB Co. Ltd.	18,038	1,094,321
	Tokai Carbon Korea Co. Ltd.	16,698	3,369,407
*	Tongyang Life Insurance Co. Ltd.	68,394	384,418
*	Tongyang, Inc.	101,035	54,986
	Toptec Co. Ltd.	17,399	53,935
#	Tovis Co. Ltd.	39,177	469,957
*	Trinity Airways Co. Ltd.	15,771	9,868
#	TS Corp.	140,490	276,269
	TSE Co. Ltd.	8,349	968,248

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Tuksu Construction Co. Ltd.	10,642	$48,736
#	TYM Corp.	89,222	486,191
#	Ubiquoss Holdings, Inc.	32,753	342,027
#	Ubiquoss, Inc.	39,775	400,523
#	Uju Electronics Co. Ltd.	15,673	422,303
#	Unid Co. Ltd.	12,450	799,237
#	Union Semiconductor Equipment & Materials Co. Ltd.	60,412	478,302
	Uniquest Corp.	4,447	22,175
#*	Unison Co. Ltd.	179,858	164,459
#*	UniTest, Inc.	50,562	635,802
#	Value Added Technology Co. Ltd.	26,781	418,442
#	VICTEK Co. Ltd.	42,856	166,424
*††	Vidente Co. Ltd.	57,951	24,342
#	Vieworks Co. Ltd.	29,404	541,741
*	Vina Tech Co. Ltd.	6,726	811,312
#	Vitzro Tech Co. Ltd.	10,691	123,414
#	Vitzrocell Co. Ltd.	97,136	3,764,581
#*	VM, Inc.	21,402	784,532
*	VT Co. Ltd.	54,440	627,750
	Webzen, Inc.	33,485	276,049
	Wemade Co. Ltd.	4,439	75,130
#	Whanin Pharmaceutical Co. Ltd.	24,458	195,937
	WiSoL Co. Ltd.	35,224	179,496
#	Won Tech Co. Ltd.	42,840	212,903
*	Wonik Holdings Co. Ltd.	94,309	2,124,040
	WONIK IPS Co. Ltd.	6,400	517,198
#	Wonik Materials Co. Ltd.	13,798	497,392
*	Wonik Pne Co. Ltd.	24,818	66,920
#	Wonik QnC Corp.	52,975	1,376,020
#	Woojin Ntec, Inc.	6,333	117,866
#	Woojin, Inc.	34,048	654,473
#*	Woori Technology Investment Co. Ltd.	101,045	450,429
#*	Woori Technology, Inc.	480,804	7,097,731
#	Worldex Industry & Trading Co. Ltd.	40,391	908,648
#*	W-Scope Chungju Plant Co. Ltd.	23,281	310,560
*	Xperix, Inc.	11,779	29,583
	Y G-1 Co. Ltd.	9,704	103,713
#*	YC Corp.	94,783	1,427,788
*	Ycchem Co. Ltd.	5,742	55,951
		Shares	Value»
SOUTH KOREA — (Continued)
	Y-entec Co. Ltd.	3,370	$17,077
#*	Yest Co. Ltd.	9,550	178,225
	YG Entertainment, Inc.	36,027	1,322,013
#	YG PLUS	37,071	128,719
*	YMT Co. Ltd.	3,786	46,266
#	Youlchon Chemical Co. Ltd.	35,492	621,700
#	Young Poong Corp.	5,005	223,596
	Youngone Corp.	40,434	2,267,157
#	Youngone Holdings Co. Ltd.	19,822	2,801,664
#	Yuanta Securities Korea Co. Ltd.	179,635	642,366
#*	Yungjin Pharmaceutical Co. Ltd.	68,666	82,200
#	Yunsung F&C Co. Ltd.	4,704	116,945
#	Zeus Co. Ltd.	66,051	729,286
	Zinus, Inc.	11,205	97,671
TOTAL SOUTH KOREA			503,270,295
TAIWAN — (20.7%)
	104 Corp.	1,000	6,971
	Abico Avy Co. Ltd.	326,918	423,952
#	Ability Enterprise Co. Ltd.	685,087	1,718,027
#	Ability Opto-Electronics Technology Co. Ltd.	224,776	775,368
#	AcBel Polytech, Inc.	1,668,356	2,539,763
	Acer E-Enabling Service Business, Inc.	6,000	37,022
#	ACES Electronic Co. Ltd.	333,822	931,025
*	Acon Holding, Inc.	583,560	129,065
#	Acter Group Corp. Ltd.	205,980	5,506,158
#	Action Electronics Co. Ltd.	578,000	233,336
#	Actron Technology Corp.	88,151	383,696
#	ADATA Technology Co. Ltd.	922,243	13,175,619
#	Addcn Technology Co. Ltd.	85,526	418,507
	Adlink Technology, Inc.	4,000	9,544
#	Advanced Ceramic X Corp.	156,000	853,695

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Advanced International Multitech Co. Ltd.	384,000	$716,463
#*	Advanced Optoelectronic Technology, Inc.	111,000	94,540
#	Advanced Power Electronics Corp.	138,000	526,115
	Advancetek Enterprise Co. Ltd.	1,030,519	857,859
#	Aero Win Technology Corp.	37,000	41,199
	Aerospace Industrial Development Corp.	2,123,000	3,165,847
#	AGV Products Corp.	1,432,433	448,418
#	AIC, Inc.	16,934	364,822
#	Alexander Marine Co. Ltd.	46,618	251,204
#	Allied Circuit Co. Ltd.	107,845	1,443,927
#	Allied Supreme Corp.	57,000	405,953
#	Allis Electric Co. Ltd.	550,811	1,928,593
	Alltek Technology Corp.	554,423	918,054
	Alltop Technology Co. Ltd.	121,774	1,284,023
#	Alpha Networks, Inc.	800,158	857,817
#	Altek Corp.	803,095	1,035,704
#	Amazing Microelectronic Corp.	278,352	687,752
#	Ambassador Hotel	1,092,000	1,444,201
	Ampak Technology, Inc.	40,000	79,272
	Ampire Co. Ltd.	317,000	253,177
#	Ample Electronic Technology Co. Ltd.	35,700	279,022
#	AMPOC Far-East Co. Ltd.	336,727	1,329,948
#	AmTRAN Technology Co. Ltd.	948,394	1,260,259
*	Amulaire Thermal Technology, Inc.	51,017	48,448
#	Anderson Industrial Corp.	72,000	66,416
	Anji Technology Co. Ltd.	81,317	86,289
	Aopen, Inc.	51,000	78,709
	Apac Opto Electronics, Inc.	147,000	1,017,671
#	Apacer Technology, Inc.	315,325	2,248,143
		Shares	Value»
TAIWAN — (Continued)
	APAQ Technology Co. Ltd.	484	$2,499
#	Apex Biotechnology Corp.	226,483	204,484
	Apex Dynamics, Inc.	4,000	97,866
#*	Apex International Co. Ltd.	406,749	682,302
	Apex Science & Engineering	205,255	69,391
	ARBOR Technology Corp.	88,000	147,446
	Arcadyan Technology Corp.	473,055	2,395,329
	Ardentec Corp.	1,249,274	7,843,102
#	ARES International Corp.	62,000	103,653
#	Argosy Research, Inc.	185,396	989,296
	Arizon RFID Technology Cayman Co. Ltd.	9,000	29,150
#	Asia Optical Co., Inc.	741,000	3,306,494
#	Asia Polymer Corp.	1,156,996	550,529
#	Asia Tech Image, Inc.	198,000	452,755
#	ASIX Electronics Corp.	53,000	173,887
#	ASROCK, Inc.	126,000	954,097
#	ATE Energy International Co. Ltd.	243,370	185,552
	Aten International Co. Ltd.	204,479	446,708
	Audix Corp.	279,600	590,764
#	AURAS Technology Co. Ltd.	108,148	3,993,598
	Aurora Corp.	262,349	473,590
#	Avalue Technology, Inc.	164,000	475,749
	Avermedia Technologies	36,000	54,225
#	Axiomtek Co. Ltd.	218,765	752,314
#	Azurewave Technologies, Inc.	214,000	415,881
	Bafang Yunji International Co. Ltd.	73,000	409,232
#	Bank of Kaohsiung Co. Ltd.	3,611,343	1,352,391
#	Basso Industry Corp.	439,900	451,756
#	BenQ Materials Corp.	556,000	455,070
#*	BES Engineering Corp.	4,468,763	1,850,310
#*	Bin Chuan Enterprise Co. Ltd.	224,070	416,235

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Bionime Corp.	94,908	$185,666
#*	Biostar Microtech International Corp.	567,975	769,863
#	Bioteque Corp.	157,308	574,289
	Brave C&H Supply Co. Ltd.	15,000	35,753
#	Bright Led Electronics Corp.	375,520	376,821
	Brighton-Best International Taiwan, Inc.	1,344,318	1,429,595
#	Brillian Network & Automation Integrated System Co. Ltd.	63,008	904,009
	Brogent Technologies, Inc.	11,429	33,939
	C Sun Manufacturing Ltd.	356,969	6,975,988
*	Cameo Communications, Inc.	631,645	176,383
#	Capital Futures Corp.	338,280	601,230
#	Capital Securities Corp.	5,089,501	4,537,887
#*	Career Technology MFG. Co. Ltd.	370,003	212,749
#	Castles Technology Co. Ltd.	78,651	118,995
#	Caswell, Inc.	89,000	229,444
	Cathay Chemical Works	39,000	57,168
	Cathay Consolidated, Inc.	28,598	83,322
	Cathay Real Estate Development Co. Ltd.	1,613,700	1,187,034
*	CCP Contact Probes Co. Ltd.	163,978	1,474,622
#	Celxpert Energy Corp.	244,919	264,979
	Cenra, Inc.	419,500	420,136
#	Center Laboratories, Inc.	1,604,439	1,995,536
	Central Reinsurance Co. Ltd.	832,905	791,548
	Century Iron & Steel Industrial Co. Ltd.	236,000	758,018
*	ChainQui Construction Development Co. Ltd.	363,080	155,296
	Chaintech Technology Corp.	20,000	19,327
		Shares	Value»
TAIWAN — (Continued)
	Champion Building Materials Co. Ltd.	586,465	$158,866
	Champion Microelectronic Corp.	51,000	87,308
#	Chang Wah Electromaterials, Inc.	1,217,350	1,858,326
#	Chang Wah Technology Co. Ltd.	1,084,425	1,798,903
#	Channel Well Technology Co. Ltd.	623,000	1,105,742
	Chant Sincere Co. Ltd.	21,000	57,799
#	Charoen Pokphand Enterprise	586,483	2,567,665
#	CHC Healthcare Group	275,000	253,575
#	CHC Resources Corp.	346,282	763,123
	Chen Full International Co. Ltd.	342,000	688,875
	Chenbro Micom Co. Ltd.	77,000	2,798,493
#	Chenfull Precision Co. Ltd.	29,000	230,607
	Cheng Fwa Industrial Co. Ltd.	20,000	11,305
	Cheng Loong Corp.	2,720,383	1,514,349
#*	Cheng Mei Materials Technology Corp.	801,524	1,000,100
#	Cheng Uei Precision Industry Co. Ltd.	615,331	728,648
#	Chenming Electronic Technology Corp.	287,437	964,876
	Chia Chang Co. Ltd.	378,000	455,393
#	Chia Hsin Cement Corp.	1,760,643	748,603
#	Chicony Power Technology Co. Ltd.	408,454	1,049,765
#	Chief Telecom, Inc.	57,900	628,506
	Chien Kuo Construction Co. Ltd.	324,999	418,850
	China Bills Finance Corp.	2,443,000	1,296,111
#	China Ecotek Corp.	145,000	233,018
#	China Electric Manufacturing Corp.	595,959	226,152

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	China General Plastics Corp.	1,397,461	$657,342
#	China Glaze Co. Ltd.	235,002	192,675
#*	China Man-Made Fiber Corp.	3,001,390	623,899
#	China Metal Products	714,603	471,603
	China Motor Corp.	472,600	811,711
#*	China Petrochemical Development Corp.	4,905,673	1,154,015
#	China Steel Chemical Corp.	362,554	896,609
	China Steel Structure Co. Ltd.	282,000	381,258
#	China Wire & Cable Co. Ltd.	252,160	255,519
#	Chinese Maritime Transport Ltd.	266,594	458,147
#	Ching Feng Home Fashions Co. Ltd.	275,360	159,072
	Chin-Poon Industrial Co. Ltd.	1,209,207	1,978,105
#	Chipbond Technology Corp.	2,027,000	10,565,720
#	ChipMOS Technologies, Inc. (8150 TT)	1,530,076	3,439,174
#	Chlitina Holding Ltd.	104,191	351,039
#	Chong Hong Development Co. Ltd.	668,200	1,646,353
	Chun YU Works & Co. Ltd.	526,050	244,841
	Chun Yuan Steel Industry Co. Ltd.	1,806,529	1,414,047
#*	Chung Hung Steel Corp.	498,979	278,976
	Chung Hwa Food Industrial Co. Ltd.	129,288	303,401
#*	Chung Hwa Pulp Corp.	1,310,405	538,940
	Chunghwa Precision Test Tech Co. Ltd.	50,000	5,598,337
#	Cleanaway Co. Ltd. (8422 TT)	2,180,000	1,912,111
	Clevo Co.	1,450,200	1,767,309
#	CMC Magnetics Corp.	2,455,108	793,240
#	C-Media Electronics, Inc.	124,000	156,113
	Complex Micro Interconnection Co. Ltd.	54,000	64,974
		Shares	Value»
TAIWAN — (Continued)
#	Concord International Securities Co. Ltd.	478,816	$437,147
	Concord Securities Co. Ltd.	1,895,118	1,175,301
#	Continental Holdings Corp.	1,287,320	843,757
#	Contrel Technology Co. Ltd.	480,000	1,602,510
#	Coremax Corp.	266,639	724,165
#	Coretronic Corp.	965,200	2,051,677
#	Co-Tech Development Corp.	624,533	7,951,678
	CS Group Investment Holding Ltd.	304,000	182,406
	CTCI Corp.	1,425,465	1,661,589
	Cub Elecparts, Inc.	15,000	57,434
#	CviLux Corp.	185,334	738,106
	Cyberlink Corp.	53,000	110,241
	CyberPower Systems, Inc.	213,650	1,272,327
#*	CyberTAN Technology, Inc.	972,779	774,941
	Cystech Electronics Corp.	4,646	15,809
#	DA CIN Construction Co. Ltd.	881,368	2,010,883
	Dafeng TV Ltd.	304,870	451,232
	Dah San Electric Wire & Cable Co. Ltd.	145,880	210,499
#	Da-Li Development Co. Ltd.	1,501,581	2,159,081
#	Darfon Electronics Corp.	658,550	558,156
	Darwin Precisions Corp.	490,771	200,097
	Daxin Materials Corp.	179,200	2,549,172
	De Licacy Industrial Co. Ltd.	256,803	81,357
	Depo Auto Parts Ind Co. Ltd.	302,000	1,196,485
*	DER PAO Construction	130,449	0
	DFI, Inc.	8,000	14,364
#	Dimerco Data System Corp.	208,612	618,927
#	Dimerco Express Corp.	453,945	1,119,152
#	D-Link Corp.	1,169,855	517,906
	Donpon Precision, Inc.	96,600	143,125
	Dr. Wu Skincare Co. Ltd.	57,000	179,835
#	Draytek Corp.	145,000	111,571

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Drewloong Precision, Inc.	44,412	$203,453
#	Dynamic Holding Co. Ltd.	745,160	4,210,474
#	Dynapack International Technology Corp.	433,000	5,054,281
	Eastech Holding Ltd.	101,000	245,391
	Eastern Media International Corp.	640,353	410,976
#	ECOVE Environment Corp.	113,000	1,030,887
#	Edimax Technology Co. Ltd.	599,108	278,293
	Edison Opto Corp.	204,749	151,844
#*	Edom Technology Co. Ltd.	732,964	894,193
	eGalax_eMPIA Technology, Inc.	127,777	206,039
#*	Egis Technology, Inc.	85,000	333,405
#	Elan Microelectronics Corp.	898,400	3,898,994
	E-LIFE MALL Corp.	295,000	465,653
	Elite Advanced Laser Corp.	418,226	4,093,347
	Elite Semiconductor Microelectronics Technology, Inc.	8,200	45,160
#	Elitegroup Computer Systems Co. Ltd.	786,254	516,184
#	Emerging Display Technologies Corp.	462,000	334,628
	Ennoconn Corp.	204,938	2,105,075
#	Ennostar, Inc.	1,372,462	3,237,217
	EnTie Commercial Bank Co. Ltd.	1,631,603	704,159
	EOI Investment Holdings Co. Ltd.	220,000	135,681
#*	Epileds Technologies, Inc.	108,000	163,877
	Eson Precision Ind Co. Ltd.	272,000	919,741
#	Eternal Materials Co. Ltd.	2,656,985	6,690,452
	Eurocharm Holdings Co. Ltd.	102,000	537,425
#	Ever Supreme Bio Technology Co. Ltd.	139,225	566,847
*	Everest Textile Co. Ltd.	610,762	134,650
#	Evergreen Aviation Technologies Corp.	171,000	833,714
		Shares	Value»
TAIWAN — (Continued)
	Evergreen International Storage & Transport Corp.	795,000	$1,199,207
#	EVERGREEN Steel Corp.	421,000	1,301,627
#	Everlight Chemical Industrial Corp.	1,420,606	2,589,684
	Everlight Electronics Co. Ltd.	1,212,000	2,732,918
#	Evertop Wire Cable Corp.	197,000	138,573
#	Excelsior Medical Co. Ltd.	469,988	1,059,711
	Far Eastern Department Stores Ltd.	2,910,000	2,044,514
#	Far Eastern International Bank	8,657,051	3,356,723
#	Faraday Technology Corp.	95,000	512,934
	Farglory F T Z Investment Holding Co. Ltd.	445,709	655,214
	Farglory Land Development Co. Ltd.	657,000	1,429,273
#*	Federal Corp.	1,194,238	710,512
	Feedback Technology Corp.	102,222	628,780
	Feng Hsin Steel Co. Ltd.	1,632,100	3,139,934
#	FineTek Co. Ltd.	54,557	173,255
	Firich Enterprises Co. Ltd.	530,514	376,784
#	First Copper Technology Co. Ltd.	111,000	132,670
	First Hotel	606,350	238,147
	First Insurance Co. Ltd.	900,179	743,061
*	First Steamship Co. Ltd.	1,587,612	251,935
	FIT Holding Co. Ltd.	118,456	75,760
#	Fitipower Integrated Technology, Inc.	89,350	433,022
#*	Fittech Co. Ltd.	53,785	261,507
*	FLEXium Interconnect, Inc.	736,087	1,545,221
#	Flytech Technology Co. Ltd.	353,309	1,216,934
	FocalTech Systems Co. Ltd.	29,000	46,484

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Forcecon Tech Co. Ltd.	142,685	$430,298
	Forest Water Environment Engineering Co. Ltd.	45,408	51,882
#	Formosa Advanced Technologies Co. Ltd.	514,000	1,005,897
#	Formosa International Hotels Corp.	152,329	811,392
	Formosa Laboratories, Inc.	213,089	365,324
	Formosa Oilseed Processing Co. Ltd.	246,548	249,645
#	Formosa Optical Technology Co. Ltd.	128,000	395,782
#	Formosa Sumco Technology Corp.	62,000	377,299
	Formosa Taffeta Co. Ltd.	382,000	192,773
#	Formosan Rubber Group, Inc.	644,956	535,497
#	Formosan Union Chemical Corp.	746,733	440,331
	Founding Construction & Development Co. Ltd.	406,623	183,975
#	Foxsemicon Integrated Technology, Inc.	248,027	2,465,198
	Froch Enterprise Co. Ltd.	581,189	293,910
#	FSP Technology, Inc.	543,427	856,726
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	146,000	119,330
#	Fu Hua Innovation Co. Ltd.	1,044,627	458,900
#	Fulgent Sun International Holding Co. Ltd.	453,958	1,118,717
	Fullerton Technology Co. Ltd.	205,600	164,805
#*	Fulltech Fiber Glass Corp.	1,575,312	5,575,129
#	Fusheng Precision Co. Ltd.	256,000	2,039,106
	Fwusow Industry Co. Ltd.	627,943	268,000
		Shares	Value»
TAIWAN — (Continued)
#	G Shank Enterprise Co. Ltd.	478,474	$1,798,331
	Gallant Micro Machining Co. Ltd.	2,000	94,694
#	Gamania Digital Entertainment Co. Ltd.	254,000	317,775
*	GCS Holdings, Inc.	270,959	5,952,679
	GEM Services, Inc.	142,570	418,409
#	Gemtek Technology Corp.	952,219	1,041,920
#	Generalplus Technology, Inc.	174,000	257,029
#	Genesys Logic, Inc.	193,000	614,534
	Genius Electronic Optical Co. Ltd.	151,917	2,468,025
	GeoVision, Inc.	59,725	102,579
	Getac Holdings Corp.	493,360	1,528,858
	GFC Ltd.	229,600	849,487
	Giant Manufacturing Co. Ltd.	28,000	59,922
#*	Giantplus Technology Co. Ltd.	636,900	268,409
*	Gigasolar Materials Corp.	9,400	35,506
#*	Gigastorage Corp.	764,965	747,825
#	Global Brands Manufacture Ltd.	895,061	2,848,117
#	Global Lighting Technologies, Inc.	248,000	295,022
#	Global Mixed Mode Technology, Inc.	222,000	1,776,924
	Global PMX Co. Ltd.	128,000	548,089
	Globe Union Industrial Corp.	203,230	59,631
#	Gloria Material Technology Corp.	1,210,547	1,235,444
	GMI Technology, Inc.	42,573	55,304
	Golden Long Teng Development Co. Ltd.	107,000	87,169
	Goldsun Building Materials Co. Ltd.	2,513,587	2,801,380
	Good Finance Securities Co. Ltd.	17,000	18,044
#	Good Will Instrument Co. Ltd.	238,869	435,708
#	Gordon Auto Body Parts	315,000	282,030
	Grand Fortune Securities Co. Ltd.	878,683	429,217
#*	Grand Pacific Petrochemical	2,415,280	937,938

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Grand Process Technology Corp.	79,000	$7,572,520
	GrandTech CG Systems, Inc.	157,797	218,930
	Grape King Bio Ltd.	408,000	1,450,464
	Great China Metal Industry	483,000	325,544
#	Great Taipei Gas Co. Ltd.	1,444,000	1,346,653
#	Great Tree Pharmacy Co. Ltd.	40,583	99,448
#	Great Wall Enterprise Co. Ltd.	2,215,001	3,737,382
#	Greatek Electronics, Inc.	938,000	2,516,438
#	Green World FinTech Service Co. Ltd.	167,000	253,531
	Group Up Industrial Co. Ltd.	98,000	1,464,804
	GTM Holdings Corp.	431,150	403,145
#	Gudeng Precision Industrial Co. Ltd.	130,094	2,252,910
#	Hannstar Board Corp.	870,277	2,305,070
#*	HannStar Display Corp.	3,921,505	1,014,675
*	HannsTouch Holdings Co.	1,131,782	439,233
#	Hanpin Electron Co. Ltd.	170,000	281,318
#*	Harvatek Corp.	513,949	412,344
#	Hey Song Corp.	1,332,750	1,486,959
	Hi-Clearance, Inc.	100,290	430,600
#	Highlight Tech Corp.	257,024	657,397
	Hi-Lai Foods Co. Ltd.	20,000	98,338
	HIM International Music, Inc.	64,710	172,852
#*	Hitron Technology, Inc.	447,557	431,976
	Hiwin Technologies Corp.	94,000	942,048
	Hiyes International Co. Ltd.	28,667	64,400
	Ho Tung Chemical Corp.	2,214,684	659,514
#	Hocheng Corp.	783,734	434,482
#	Holdings-Key Electric Wire & Cable Co. Ltd.	164,726	202,081
#	Holiday Entertainment Co. Ltd.	162,430	284,455
#*	Holtek Semiconductor, Inc.	531,000	913,840
#	Holy Stone Enterprise Co. Ltd.	532,655	3,649,269
		Shares	Value»
TAIWAN — (Continued)
	Hong Pu Real Estate Development Co. Ltd.	533,185	$362,953
#	Hong TAI Electric Industrial	794,000	898,470
	Hong YI Fiber Industry Co.	75,652	27,166
	Horizon Securities Co. Ltd.	1,136,320	512,377
#*	Hota Industrial Manufacturing Co. Ltd.	358,299	590,382
	Hotai Finance Co. Ltd.	86,000	165,954
	Hsin Kuang Steel Co. Ltd.	225,000	288,666
	Hsin Yung Chien Co. Ltd.	157,255	440,566
	Hsing TA Cement Co.	488,162	238,272
#*	HTC Corp.	1,553,000	1,990,266
#	Hu Lane Associate, Inc.	270,931	923,551
	HUA ENG Wire & Cable Co. Ltd.	1,109,565	1,157,700
#	Huaku Development Co. Ltd.	909,196	3,621,351
	Huang Hsiang Construction Corp.	231,922	274,906
#	Hung Ching Development & Construction Co. Ltd.	598,000	648,865
#	Hung Sheng Construction Ltd.	765,251	460,784
	Huxen Corp.	119,244	170,818
#	Hwa Fong Rubber Industrial Co. Ltd.	717,812	326,022
#	Hwacom Systems, Inc.	234,000	415,612
#	Hwang Chang General Contractor Co. Ltd.	527,303	783,017
#	IBF Financial Holdings Co. Ltd.	9,211,827	4,224,117
#	Ichia Technologies, Inc.	673,000	1,524,050
	I-Chiun Precision Industry Co. Ltd.	129,000	1,116,822
#	IEI Integration Corp.	290,832	638,235
#	Infortrend Technology, Inc.	695,163	892,073
	Info-Tek Corp.	203,000	215,651
#	Ingentec Corp.	61,009	973,723

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Innodisk Corp.	236,022	$9,565,813
#	Inpaq Technology Co. Ltd.	291,524	705,345
#	Insyde Software Corp.	107,400	1,073,288
	Intai Technology Corp.	112,400	352,639
#	Integrated Service Technology, Inc.	243,091	1,549,784
#*	IntelliEPI, Inc.	13,000	335,319
	Interactive Digital Technologies, Inc.	36,000	96,753
#*	International CSRC Investment Holdings Co.	849,363	288,968
#	Iron Force Industrial Co. Ltd.	60,786	168,716
	I-Sheng Electric Wire & Cable Co. Ltd.	482,000	727,502
	ITE Technology, Inc.	446,095	1,763,403
#	ITEQ Corp.	689,040	5,984,302
#	Jarllytec Co. Ltd.	168,100	548,478
	Jean Co. Ltd.	41,029	23,688
#	Jetwell Computer Co. Ltd.	17,920	98,261
	Jiin Yeeh Ding Enterprise Co. Ltd.	149,200	403,336
#	Johnson Health Tech Co. Ltd.	158,000	612,660
#	JPC connectivity, Inc.	269,925	1,786,997
#	JPP Holding Co. Ltd.	21,001	231,712
#	K Laser Technology, Inc.	351,000	187,825
#	Kaimei Electronic Corp.	269,183	734,915
	Kaori Heat Treatment Co. Ltd.	225,197	9,205,939
	Kedge Construction Co. Ltd.	44,663	119,237
#	KEE TAI Properties Co. Ltd.	895,885	276,413
#	Kenda Rubber Industrial Co. Ltd.	883,155	482,433
#	Kerry TJ Logistics Co. Ltd.	732,000	698,867
	Keystone Microtech Corp.	48,000	3,303,996
#	KHGEARS International Ltd.	50,000	285,403
#	Kindom Development Co. Ltd.	1,327,590	1,237,506
		Shares	Value»
TAIWAN — (Continued)
	King Chou Marine Technology Co. Ltd.	168,920	$251,714
#	King Polytechnic Engineering Co. Ltd.	111,300	173,579
#*	King's Town Construction Co. Ltd.	333,074	387,513
#	Kinik Co.	306,000	5,333,636
#*	Kinko Optical Co. Ltd.	344,103	692,104
#	Kinpo Electronics	3,476,157	3,072,710
	Kinsus Interconnect Technology Corp.	248,118	4,215,129
#	KMC Kuei Meng International, Inc.	110,253	282,076
#	KNH Enterprise Co. Ltd.	358,020	160,943
#	KS Terminals, Inc.	389,482	679,657
	Kung Long Batteries Industrial Co. Ltd.	244,000	948,648
#*	Kung Sing Engineering Corp.	1,126,290	404,898
#	Kuo Toong International Co. Ltd.	662,648	1,060,971
#*	Kuo Yang Construction Co. Ltd.	459,899	257,846
	Kwong Fong Industries Corp.	313,691	113,112
	Kwong Lung Enterprise Co. Ltd.	308,000	460,085
	L&K Engineering Co. Ltd.	151,580	3,269,668
	La Kaffa International Co. Ltd.	17,701	36,618
*	LAN FA Textile	680,933	251,909
#	Lanner Electronics, Inc.	295,650	755,125
#	Laser Tek Taiwan Co. Ltd.	240,128	496,610
*	Lealea Enterprise Co. Ltd.	1,621,967	313,525
	LEE CHI Enterprises Co. Ltd.	388,000	128,337
#	Lelon Electronics Corp.	317,327	1,796,834
#	Lemtech Holdings Co. Ltd.	91,407	238,393
	Leo Systems, Inc.	76,000	79,023
*	Leofoo Development Co. Ltd.	130,278	68,573

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Li Peng Enterprise Co. Ltd.	1,378,897	$218,119
#	Lian HWA Food Corp.	408,294	1,121,841
#	Lingsen Precision Industries Ltd.	1,105,506	1,050,277
#	Lintes Technology Co. Ltd.	12,573	160,146
#	Lion Travel Service Co. Ltd.	142,000	714,062
#	Liton Technology Corp.	106,000	212,545
*	Long Bon International Co. Ltd.	393,274	165,349
	Long Da Construction & Development Corp.	119,000	122,442
*	Longchen Paper & Packaging Co. Ltd.	1,614,637	462,398
	Longwell Co.	396,000	3,658,951
	Loop Telecommunication International, Inc.	35,000	67,159
#	Lotus Pharmaceutical Co. Ltd.	49,000	343,781
	Lucky Cement Corp.	540,000	248,265
#	Lumax International Corp. Ltd.	303,832	1,111,872
#*	Lung Yen Life Service Corp.	300,000	419,106
	Lungteh Shipbuilding Co. Ltd.	100,800	437,105
	Macauto Industrial Co. Ltd.	22,000	37,368
*	Macronix International Co. Ltd.	4,341,000	21,695,937
#	Marketech International Corp.	227,000	2,773,353
#	Materials Analysis Technology, Inc.	164,928	1,741,757
	Maxigen Biotech, Inc.	48,600	59,844
#	Mayer Steel Pipe Corp.	621,080	435,001
	Maywufa Co. Ltd.	69,322	47,394
#*	Mechema Chemicals International Corp.	67,000	178,934
#*	Megaforce Co. Ltd.	107,000	104,789
	Meiloon Industrial Co.	263,184	174,884
#	Mercuries & Associates Holding Ltd.	1,697,367	736,965
*	Mercuries Life Insurance Co. Ltd.	4,102,511	999,385
		Shares	Value»
TAIWAN — (Continued)
#	Merry Electronics Co. Ltd.	426,801	$1,170,307
#	METAAGE Corp.	81,000	118,088
#	Mildef Crete, Inc.	183,000	609,556
#	Mitac Holdings Corp.	2,023,909	5,304,220
*	Mobiletron Electronics Co. Ltd.	51,800	53,575
#*	MOSA Industrial Corp.	166,170	96,397
	Mosel Vitelic, Inc.	32,000	34,667
#	Motech Industries, Inc.	253,000	220,762
	MPI Corp.	39,000	6,261,986
#	MSSCORPS Co. Ltd.	101,534	2,764,539
	Nak Sealing Technologies Corp.	173,954	643,068
#	Namchow Holdings Co. Ltd.	565,000	626,973
	Nan Juen International Co. Ltd.	2,000	44,151
	Nan Kang Rubber Tire Co. Ltd.	112,135	118,673
#	Nan Pao Resins Chemical Co. Ltd.	71,000	808,478
	Nang Kuang Pharmaceutical Co. Ltd.	122,000	128,766
#	Nantex Industry Co. Ltd.	927,606	784,945
#	National Aerospace Fasteners Corp.	81,892	302,874
#	National Petroleum Co. Ltd.	227,824	406,831
#	Netronix, Inc.	209,000	584,669
*	New Asia Construction & Development Corp.	265,000	113,854
	New Best Wire Industrial Co. Ltd.	168,600	153,439
#*	Newmax Technology Co. Ltd.	99,000	86,720
#	Nichidenbo Corp.	604,417	1,855,769
	Nidec Chaun-Choung Technology Corp.	110,000	558,725
#	Niko Semiconductor Co. Ltd.	279,175	499,408
#	Nishoku Technology, Inc.	132,400	503,059
	Nova Technology Corp.	84,000	610,633
#	Nuvoton Technology Corp.	170,000	804,769
#	O-Bank Co. Ltd.	2,657,071	847,394

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Ocean Plastics Co. Ltd.	764,200	$733,434
#	Optimax Technology Corp.	86,000	77,706
#	Orient Semiconductor Electronics Ltd.	1,061,599	1,872,678
#*	Oriental Union Chemical Corp.	284,267	117,019
	O-TA Precision Industry Co. Ltd.	216,227	469,443
	Pacific Construction Co.	768,921	215,713
#	Pacific Hospital Supply Co. Ltd.	255,209	640,052
#	Paiho Shih Holdings Corp.	528,738	282,142
#	Pan German Universal Motors Ltd.	31,000	208,390
#	Pan Jit International, Inc.	948,486	3,068,627
#	Pan-International Industrial Corp.	1,267,747	2,010,895
#	Panion & BF Biotech, Inc.	94,449	203,807
#	Parade Technologies Ltd.	51,000	941,911
#	Parpro Corp.	208,000	409,512
	PCL Technologies, Inc.	196,400	1,383,600
#	P-Duke Technology Co. Ltd.	214,633	808,386
	Pegavision Corp.	10,913	96,946
	Phoenix Silicon International Corp.	370,293	2,934,828
#	Phoenix Tours International, Inc.	120,120	193,680
*	Phytohealth Corp.	41,000	15,956
#	Pixart Imaging, Inc.	442,150	2,953,418
#	Planet Technology Corp.	160,000	706,520
	Plastron Precision Co. Ltd.	68,460	30,965
	Podak Co. Ltd.	36,000	49,217
#	Polytronics Technology Corp.	157,124	366,778
#	Posiflex Technology, Inc.	118,457	694,925
#	Power Wind Health Industry, Inc.	110,314	519,375
		Shares	Value»
TAIWAN — (Continued)
*	Powerchip Semiconductor Manufacturing Corp.	101,000	$171,235
	Poya International Co. Ltd.	154,855	2,804,584
#	President Securities Corp.	3,057,112	3,463,086
#	Primax Electronics Ltd.	1,199,000	2,786,398
#	Prince Housing & Development Corp.	2,054,644	519,624
	Pro Hawk Corp.	50,000	279,010
#	Promate Electronic Co. Ltd.	746,390	1,135,250
	Prosperity Dielectrics Co. Ltd.	312,559	862,965
#	PSS Co. Ltd.	28,000	128,568
#	QST International Corp.	110,099	158,447
#	Qualipoly Chemical Corp.	273,048	1,621,769
	Quang Viet Enterprise Co. Ltd.	36,231	64,003
#	Quanta Storage, Inc.	548,000	1,466,396
#*	Quintain Steel Co. Ltd.	902,039	246,396
#	Radiant Opto-Electronics Corp.	285,000	902,324
#	Radium Life Tech Co. Ltd.	1,296,794	425,409
#	Rafael Microelectronics, Inc.	27,821	214,511
#	Raydium Semiconductor Corp.	55,000	410,648
#	Rechi Precision Co. Ltd.	805,181	583,891
	Rexon Industrial Corp. Ltd.	58,000	40,379
	Rich Development Co. Ltd.	524,137	121,704
*	Ritek Corp.	1,508,867	596,720
#	Ruentex Engineering & Construction Co.	326,227	1,616,303
	Ruentex Industries Ltd.	193,000	272,876
#	Sakura Development Co. Ltd.	558,195	722,454
#	Sampo Corp.	1,267,861	916,402

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	San Fang Chemical Industry Co. Ltd.	654,647	$658,103
#	San Fu Chemical Co. Ltd.	73,000	346,951
#	San Shing Fastech Corp.	363,875	664,217
#	Sanyang Motor Co. Ltd.	422,000	740,433
	Savior Lifetec Corp.	576,000	345,205
	Scientech Corp.	159,000	4,053,630
#	ScinoPharm Taiwan Ltd.	296,000	190,204
	SciVision Biotech, Inc.	33,000	60,519
#	SDI Corp.	398,000	1,942,767
	Sea Sonic Electronics Co. Ltd.	70,000	143,513
	Senao International Co. Ltd.	300,541	280,689
#	Senao Networks, Inc.	72,207	247,642
#	Sercomm Corp.	818,000	1,988,224
#	Sesoda Corp.	616,803	817,414
	Sharehope Medicine Co. Ltd.	211,755	144,320
	Sheng Yu Steel Co. Ltd.	228,980	146,323
#	ShenMao Technology, Inc.	332,891	1,156,811
#	Shieh Yih Machinery Industry Co. Ltd.	205,000	202,787
#	Shih Her Technologies, Inc.	162,880	1,024,768
*	Shih Wei Navigation Co. Ltd.	143,842	69,191
	Shin Hai Gas Corp.	1,245	1,937
#	Shin Ruenn Development Co. Ltd.	229,523	290,495
#	Shin Zu Shing Co. Ltd.	519,942	3,425,756
#*	Shining Building Business Co. Ltd.	715,814	187,617
#	Shinkong Insurance Co. Ltd.	666,131	2,796,416
	Shinkong Synthetic Fibers Corp.	3,978,395	2,127,814
#	Shinkong Textile Co. Ltd.	764,542	1,553,973
	Shiny Chemical Industrial Co. Ltd.	458,360	2,435,647
#*	Shuttle, Inc.	978,152	467,314
		Shares	Value»
TAIWAN — (Continued)
#	Sigurd Microelectronics Corp.	1,421,907	$8,204,159
	Silergy Corp.	54,000	739,034
#	Silicon Integrated Systems Corp.	838,400	1,390,104
*	Silicon Optronics, Inc.	15,000	30,786
	Sincere Navigation Corp.	737,139	812,975
	Sinmag Equipment Corp.	158,056	614,566
	Sino-American Silicon Products, Inc.	341,000	1,476,468
#	Sinon Corp.	1,334,510	1,779,192
	SinoPac Financial Holdings Co. Ltd.	506,017	495,827
	Sinphar Pharmaceutical Co. Ltd.	316,469	314,842
	Sinyi Realty, Inc.	751,660	475,391
	Sitronix Technology Corp.	351,879	2,580,240
#	Siward Crystal Technology Co. Ltd.	491,000	620,029
	Sixxon Tech Co. Ltd.	3,000	17,562
	Soft-World International Corp.	234,000	720,859
	Solar Applied Materials Technology Corp.	1,527,372	8,111,125
#	Solteam, Inc.	233,607	333,130
#	Sonix Technology Co. Ltd.	319,000	426,006
	Southeast Cement Co. Ltd.	579,700	283,024
#	Speed Tech Corp.	353,383	409,445
	Sporton International, Inc.	246,231	1,732,042
#	Sports Gear Co. Ltd.	71,000	176,039
	St. Shine Optical Co. Ltd.	23,000	75,711
#	Standard Chemical & Pharmaceutical Co. Ltd.	281,571	543,714
#	Standard Foods Corp.	421,000	385,092
#	Stark Technology, Inc.	329,688	1,492,450
*	Starlux Airlines Co. Ltd.	237,000	151,571
	Sun Max Tech Ltd.	17,805	32,299
*	Sun Yad Construction Co. Ltd.	183,329	64,277

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Sunko INK Co. Ltd.	50,400	$38,889
#	SunMax Biotechnology Co. Ltd.	96,000	1,179,107
	Sunny Friend Environmental Technology Co. Ltd.	36,998	87,600
#	Sunonwealth Electric Machine Industry Co. Ltd.	667,392	3,092,237
#	Sunplus Innovation Technology, Inc.	33,880	177,121
#*	Sunplus Technology Co. Ltd.	1,577,000	1,215,862
#	Sunrex Technology Corp.	308,612	396,618
	Sunspring Metal Corp.	93,069	61,343
	Superalloy Industrial Co. Ltd.	18,000	23,663
#	Supreme Electronics Co. Ltd.	1,646,184	4,325,444
	Swancor Holding Co. Ltd.	108,000	402,431
	Sweeten Real Estate Development Co. Ltd.	826,504	599,738
#	Symtek Automation Asia Co. Ltd.	188,646	1,064,737
#	Syncmold Enterprise Corp.	294,750	834,566
#	Synmosa Biopharma Corp.	770,304	751,810
	Syscom Computer Engineering Co.	54,000	91,993
#	Systex Corp.	475,388	1,817,372
	T3EX Global Holdings Corp.	243,000	514,606
	Ta Ya Electric Wire & Cable	1,756,020	1,799,870
	Tah Hsin Industrial Corp.	216,092	425,680
	TA-I Technology Co. Ltd.	377,788	823,883
#	Tai Tung Communication Co. Ltd.	300,582	184,945
#	Taichung Commercial Bank Co. Ltd.	7,989,408	5,009,598
	TaiDoc Technology Corp.	185,470	734,362
		Shares	Value»
TAIWAN — (Continued)
	Taiflex Scientific Co. Ltd.	659,564	$2,880,046
	Taimide Tech, Inc.	316,262	1,059,555
#	Tainan Enterprises Co. Ltd.	238,370	160,627
#	Tainan Spinning Co. Ltd.	3,551,044	1,422,120
#	Tai-Saw Technology Co. Ltd.	218,120	299,089
#	TaiSol Electronics Co. Ltd.	129,000	306,087
	Taisun Enterprise Co. Ltd.	322,648	193,659
#	Taita Chemical Co. Ltd.	838,828	551,505
	TAI-TECH Advanced Electronics Co. Ltd.	147,000	782,183
	Taiwan Chinsan Electronic Industrial Co. Ltd.	226,113	425,582
#	Taiwan Cogeneration Corp.	1,180,845	1,655,543
#	Taiwan FamilyMart Co. Ltd.	45,000	269,339
#	Taiwan Fertilizer Co. Ltd.	567,000	910,906
	Taiwan Fire & Marine Insurance Co. Ltd.	672,936	1,114,708
#	Taiwan FU Hsing Industrial Co. Ltd.	460,000	639,834
*	Taiwan Glass Industry Corp.	1,870,000	4,045,414
	Taiwan Hon Chuan Enterprise Co. Ltd.	890,159	3,147,215
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	619,738	786,030
††	Taiwan Land Development Corp.	2,845,991	45,136
	Taiwan Line Tek Electronic	148,510	99,708
#*	Taiwan Mask Corp.	246,043	368,853
	Taiwan Navigation Co. Ltd.	730,777	679,304
#	Taiwan Paiho Ltd.	841,287	1,180,502
	Taiwan PCB Techvest Co. Ltd.	578,238	666,192
#	Taiwan Sakura Corp.	697,803	1,836,137
#	Taiwan Sanyo Electric Co. Ltd.	426,400	428,566
	Taiwan Secom Co. Ltd.	299,000	1,067,782

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Semiconductor Co. Ltd.	665,000	$1,348,473
#	Taiwan Shin Kong Security Co. Ltd.	1,226,577	1,559,196
	Taiwan Steel Union Co. Ltd.	20,000	67,983
#*	Taiwan Styrene Monomer	970,209	290,955
#	Taiwan Surface Mounting Technology Corp.	847,388	4,541,571
#	Taiwan Taxi Co. Ltd.	85,888	486,127
#*	Taiwan TEA Corp.	1,282,897	457,862
	Taiwan Union Technology Corp.	30,000	988,615
#*	Taiwan-Asia Semiconductor Corp.	1,077,804	1,302,748
	Taiyen Biotech Co. Ltd.	383,883	385,844
#	Tatung Co. Ltd.	1,238,000	1,187,532
*	TBI Motion Technology Co. Ltd.	60,000	131,159
	TCI Co. Ltd.	234,746	883,462
	Te Chang Construction Co. Ltd.	258,206	579,026
	Tehmag Foods Corp.	116,380	1,005,088
	Ten Ren Tea Co. Ltd.	134,980	122,561
#	Test Research, Inc.	489,820	5,374,247
	Test Rite International Co. Ltd.	417,495	272,368
#	Thinking Electronic Industrial Co. Ltd.	222,204	1,241,042
	Thye Ming Industrial Co. Ltd.	253,266	547,581
	Tofu Restaurant Co. Ltd.	4,000	23,409
#	Ton Yi Industrial Corp.	2,240,644	1,243,426
#	Tong Hsing Electronic Industries Ltd.	412,681	2,278,764
#	Tong Yang Industry Co. Ltd.	1,038,741	2,470,397
#	Tong-Tai Machine & Tool Co. Ltd.	471,892	554,227
	Top Union Electronics Corp.	223,147	197,104
#	Topco Scientific Co. Ltd.	494,356	6,417,137
	Topco Technologies Corp.	104,720	381,202
		Shares	Value»
TAIWAN — (Continued)
#	Topkey Corp.	222,000	$1,049,943
#	Topoint Technology Co. Ltd.	435,689	5,682,286
#	TPK Holding Co. Ltd.	714,000	1,375,892
	Trade-Van Information Services Co.	255,000	742,024
	Transcend Information, Inc.	335,000	2,724,404
	Transcom, Inc.	115,023	481,240
	Trusval Technology Co. Ltd.	67,221	577,911
	TSC Auto ID Technology Co. Ltd.	104,296	620,883
#	TSRC Corp.	191,200	119,077
	Ttet Union Corp.	153,000	718,192
#	TTFB Co. Ltd.	53,400	278,616
#	TTY Biopharm Co. Ltd.	461,979	1,084,322
*	Tul Corp.	38,000	67,533
	Tung Ho Steel Enterprise Corp.	1,527,630	3,148,446
#	TURVO International Co. Ltd.	98,922	951,343
#	TXC Corp.	898,053	4,364,890
#	TYC Brother Industrial Co. Ltd.	454,980	447,826
*	Tycoons Group Enterprise	569,779	146,479
#	Tyntek Corp.	1,029,039	1,898,276
	U-BEST Innovative Technology Co. Ltd.	127,000	60,376
	Ubright Optronics Corp.	20,000	47,145
#	UDE Corp.	251,000	1,083,389
	Ultra Chip, Inc.	8,000	12,223
	U-Ming Marine Transport Corp.	1,358,000	2,607,728
#	Unic Technology Corp.	134,000	134,970
	Union Bank of Taiwan	8,701,501	5,501,561
	Union Insurance Co. Ltd.	45,000	42,962
	Unitech Computer Co. Ltd.	341,804	495,862
#	Unitech Printed Circuit Board Corp.	1,985,519	3,683,870
	United Alloy-Tech Co.	10,161	23,801
	United Integrated Services Co. Ltd.	133,951	4,086,609
	United Orthopedic Corp.	223,935	700,883

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	United Radiant Technology	140,000	$99,179
*	United Renewable Energy Co. Ltd.	1,331,437	673,942
	Univacco Technology, Inc.	125,000	194,982
#	Universal Cement Corp.	1,556,341	1,400,006
#	Universal Microwave Technology, Inc.	57,000	2,835,986
	UPC Technology Corp.	1,971,124	692,849
#	Userjoy Technology Co. Ltd.	204,367	460,364
#	USI Corp.	1,812,156	823,637
*	Usun Technology Co. Ltd.	14,000	39,312
	Utechzone Co. Ltd.	181,000	1,405,933
#	UVAT Technology Co. Ltd.	59,000	163,646
	Value Valves Co. Ltd.	27,000	67,699
	Ve Wong Corp.	556,696	768,309
#	Ventec International Group Co. Ltd.	27,000	188,930
	VIA Labs, Inc.	6,000	16,138
#	Via Technologies, Inc.	41,000	102,925
	Visco Vision, Inc.	71,000	509,668
#	Visual Photonics Epitaxy Co. Ltd.	517,772	5,768,283
	Vizionfocus, Inc.	3,000	17,873
	VSO Electronics Co. Ltd.	6,000	25,492
#*	Wafer Works Corp.	1,255,443	1,619,599
#	Waffer Technology Corp.	333,821	461,574
#	Wah Hong Industrial Corp.	122,021	259,068
#	Wah Lee Industrial Corp.	556,300	2,347,718
#	Walsin Technology Corp.	583,000	2,468,137
#	Walton Advanced Engineering, Inc.	719,197	1,046,032
	WAN HWA Enterprise Co.	374,238	125,486
*	We & Win Development Co. Ltd.	84,000	27,075
#	Wei Chuan Foods Corp.	523,000	206,588
#	Weikeng Industrial Co. Ltd.	1,269,459	1,443,299
#	Well Shin Technology Co. Ltd.	291,000	432,327
		Shares	Value»
TAIWAN — (Continued)
	Welldone Co.	15,000	$24,733
	Weltrend Semiconductor	26,000	60,247
#	Wholetech System Hitech Ltd.	170,000	705,197
	Win Semiconductors Corp.	155,000	2,684,057
#	Winmate, Inc.	125,000	625,944
#	Winstek Semiconductor Co. Ltd.	234,000	1,261,247
*††	Wintek Corp.	5,447,000	0
	WinWay Technology Co. Ltd.	31,000	10,423,675
	Wisdom Marine Lines Co. Ltd.	1,181,241	2,679,520
#	Wiselink Co. Ltd.	349,462	999,160
	WITS Corp.	87,901	335,002
#	WNC Corp.	586,184	4,035,683
#	Wonderful Hi-Tech Co. Ltd.	299,000	667,493
#	Wowprime Corp.	225,400	1,617,222
#	WUS Printed Circuit Co. Ltd.	529,737	1,922,181
	XAC Automation Corp.	40,000	34,619
#	XinTec, Inc.	336,000	2,176,428
#	Xxentria Technology Materials Corp.	348,160	469,489
	Yankey Engineering Co. Ltd.	95,222	1,918,570
#	YC INOX Co. Ltd.	1,111,699	749,805
#	Yea Shin International Development Co. Ltd.	850,753	698,834
#	Yem Chio Co. Ltd.	965,188	404,002
#	Yen Sun Technology Corp.	126,000	211,077
*	Yeong Guan Energy Technology Group Co. Ltd.	86,000	15,037
#	YFY, Inc.	1,709,212	1,276,527
#	Yi Jinn Industrial Co. Ltd.	702,748	321,436
#*	Yieh Phui Enterprise Co. Ltd.	3,354,424	1,482,160
#	Young Fast Optoelectronics Co. Ltd.	276,872	488,281
#*	Young Optics, Inc.	50,000	100,615
#	Youngtek Electronics Corp.	254,666	740,938
#	Yuanta Futures Co. Ltd.	371,200	1,166,748

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Yuen Foong Yu Consumer Products Co. Ltd.	76,000	$94,942
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	599,560
#	Yungshin Construction & Development Co. Ltd.	338,000	514,005
#	YungShin Global Holding Corp.	748,015	1,312,022
#	Zeng Hsing Industrial Co. Ltd.	135,726	395,709
#	Zenitron Corp.	635,000	1,390,275
#	Zero One Technology Co. Ltd.	448,226	1,454,980
#*	Zig Sheng Industrial Co. Ltd.	824,732	212,515
	ZillTek Technology Corp.	33,000	302,731
	Zippy Technology Corp.	409,948	710,917
#	Zyxel Group Corp.	859,225	961,185
TOTAL TAIWAN			819,947,552
THAILAND — (0.8%)
	AAPICO Hitech PCL (AH/F TB)	274,332	112,042
	AAPICO Hitech PCL (AH-R TB), NVDR	3,870	1,581
	Advanced Information Technology PCL, Class F	2,237,800	324,301
	AEON Thana Sinsap Thailand PCL	11,600	33,728
	Allianz Ayudhya Capital PCL	89,200	105,421
	Amata Corp. PCL	1,968,410	1,249,080
#	AP Thailand PCL	4,215,816	1,115,276
*	Asia Aviation PCL, NVDR	800,700	26,084
	Asia Plus Group Holdings PCL	3,206,900	202,531
	Asian Sea Corp. PCL	222,200	48,704
	Aurora Design PCL	329,300	143,304
	B Grimm Power PCL	688,799	273,669
	Bangkok Airways PCL	570,900	236,866
#	Bangkok Chain Hospital PCL	201,400	57,515
		Shares	Value»
THAILAND — (Continued)
	Bangkok Commercial Asset Management PCL	2,255,700	$513,396
	Bangkok Land PCL	2,868,699	37,936
	Bangkok Life Assurance PCL, NVDR	182,300	111,454
	BCPG PCL	251,100	54,456
	Betagro PCL	455,800	314,778
	BKI Holdings PCL	180,681	1,804,873
*	BTS Group Holdings PCL	2,100,300	134,381
	Cal-Comp Electronics Thailand PCL, Class F	3,305,852	621,237
#	Chularat Hospital PCL	3,078,900	135,103
	CK Power PCL	645,400	46,021
	Cotto F	2,521,400	14,696
	Dhipaya Group Holdings PCL	898,000	572,610
	Ditto Thailand PCL	170,200	56,578
#	Dohome PCL	625,975	64,795
	Don Muang Tollway PCL	335,100	114,074
	Dynasty Ceramic PCL	12,722,400	483,675
	Eastern Polymer Group PCL	130,000	14,165
	Eastern Water Resources Development & Management PCL, Class F	464,700	43,621
	Ekachai Medical Care PCL	317,321	50,196
#*	Energy Absolute PCL	4,791,700	390,188
#	Erawan Group PCL	2,458,500	178,331
	Exotic Food PCL	205,700	85,740
#	Forth Corp. PCL	436,900	124,078
	Forth Smart Service PCL	504,751	104,068
	GFPT PCL	1,453,500	409,311
#	Gunkul Engineering PCL	3,574,399	321,211
	Haad Thip PCL	456,400	211,427
#	Hana Microelectronics PCL	611,400	624,213
	Heng Leasing & Capital PCL	1,410,500	37,347
	ICC International PCL	351,989	264,247
#	Ichitan Group PCL	1,418,000	544,067
#	IRPC PCL	9,982,700	651,959
	IT City PCL	152,900	19,700

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*††	ITV PLC	2,785,600	$0
#	Jaymart Group Holdings PCL	157,400	34,200
#	JMT Network Services PCL	445,400	134,407
	Karmarts PCL	303,252	70,811
#	KCE Electronics PCL	802,300	774,331
	KGI Securities Thailand PCL	502,000	61,958
	Khon Kaen Sugar Industry PCL	484,056	23,776
	Klinique Medical Clinic PCL	41,900	33,788
	Lalin Property PCL	212,500	28,809
	Lanna Resources PCL	71,600	32,072
	LH Financial Group PCL	2,582,139	89,453
	Loxley PCL	1,522,176	60,632
	Major Cineplex Group PCL	264,000	54,259
	MBK PCL	1,138,655	595,141
	MC Group PCL	786,100	267,899
	MCS Steel PCL	646,400	160,744
	Mega Lifesciences PCL	499,300	548,485
#	MK Restaurants Group PCL	89,100	51,979
#	Moshi Moshi Retail Corp. PLC	99,700	109,548
	Muang Thai Insurance PCL	311,680	143,422
	Netbay PCL	115,526	58,252
#	Northeast Rubber PCL	732,712	105,366
#	Plan B Media PCL	1,385,656	184,132
	Polyplex Thailand PCL	993,050	298,378
	Praram 9 Hospital PCL	694,500	345,598
#	Precious Shipping PCL	865,631	180,393
#	Prima Marine PCL	1,655,666	452,298
*	Property Perfect PCL	4,441,846	5,456
*	PSG Corp. PCL	256,470	23,446
	PTG Energy PCL	2,485,400	623,044
	Quality Houses PCL	17,027,326	706,387
#	Ratchthani Leasing PCL	6,020,099	317,687
#	Regional Container Lines PCL	690,200	650,412
	Rojana Industrial Park PCL	1,182,054	169,578
	Sabina PCL	95,800	44,630
		Shares	Value»
THAILAND — (Continued)
	Saha Pathana Inter-Holding PCL	1,005,000	$1,462,340
	Saha-Union PCL	551,000	456,090
	Samart Corp. PCL	828,900	132,462
#	Sansiri PCL	27,817,510	1,197,144
#	Sappe PCL	336,900	305,937
#	SC Asset Corp. PCL	4,669,015	286,545
#	Siam Global House PCL	622,532	127,580
#	Siamgas & Petrochemicals PCL	2,078,300	541,800
*	Singer Thailand PCL	48,300	8,105
	SiS Distribution Thailand PCL	20,200	14,334
#	SISB PCL	99,700	30,923
*	SKY ICT PCL	37,800	13,840
#	Somboon Advance Technology PCL	516,237	232,959
	SPCG PCL	109,600	29,774
#	Sri Trang Agro-Industry PCL	744,949	407,038
#	Sri Trang Gloves Thailand PCL	958,200	302,264
	Srivichai Vejvivat PCL	630,409	165,718
	Star Petroleum Refining PCL	707,600	159,951
#	Supalai PCL	862,600	429,398
	TAC Consumer PCL	934,731	153,694
	Thai Stanley Electric PCL (STANLY/F TB), Class F	132,800	843,525
	Thai Vegetable Oil PCL	976,882	740,442
	Thai Wacoal PCL	66,300	34,300
*	Thaicom PCL	64,200	22,870
	Thaifoods Group PCL	152,100	46,637
	Thoresen Thai Agencies PCL	1,419,778	216,969
	Tipco Asphalt PCL (TASCO/F TB)	1,064,174	441,400
	TIPCO Foods PCL	250,482	49,269
	TKS Technologies PCL	103,343	19,829
	TOA Paint Thailand PCL	317,200	126,551
	TPI Polene Power PCL	1,672,382	98,708
	TTW PCL	2,326,300	659,858
	United Paper PCL	490,800	110,574
	Univanich Palm Oil PCL	1,335,500	602,884
††	Vinythai PCL	16,237	1,141

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	Xspring Capital PCL	5,438,800	$73,482
TOTAL THAILAND			31,071,140
TURKEY — (0.9%)
*	Adese Gayrimenkul Yatirim AS	1,743,935	41,858
	Afyon Cimento Sanayi TAS	34,215	10,237
	Agesa Hayat ve Emeklilik AS	52,014	277,891
*	Agrotech Yueksek Teknoloji VE Yatirim AS	274,189	18,676
*	Ahes Gayrimenkul Yatirim Ortakligi AS	120,965	49,111
	Akcansa Cimento AS	79,426	375,877
*	Akfen Yenilenebilir Enerji AS	338,489	166,989
	Aksa Akrilik Kimya Sanayii AS	2,890,208	677,860
*	Aksigorta AS	1,088,258	168,501
#	Alarko Holding AS	166,380	352,904
	Albaraka Turk Katilim Bankasi AS	3,563,686	662,752
	Alfa Solar Enerji Sanayi VE Ticaret AS	15,537	14,208
*	Alkim Alkali Kimya AS	353,084	157,004
*	Altinay Savunma Teknolojileri AS	149,277	52,870
*	Alves Kablo Sanayi Ve Ticaret AS	1,680,810	121,046
	Anadolu Anonim Turk Sigorta Sirketi	976,380	624,493
	Anadolu Hayat Emeklilik AS	115,116	282,661
	ARD Grup Bilisim Teknolojileri AS	319,909	357,288
*	Arsan Holding AS	494,654	38,176
*	Aydem Yenilenebilir Enerji AS	97,467	62,547
	Aygaz AS	58,967	375,651
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	77,492	87,429
*	Baticim Bati Anadolu Cimento Sanayii AS	3,013,711	415,059
*	Bera Holding AS	1,768,542	667,928
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	207,027	68,790
		Shares	Value»
TURKEY — (Continued)
*	BMS Birlesik Metal Sanayi VE Ticaret AS	87,055	$173,666
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	58,516	109,433
	Bursa Cimento Fabrikasi AS	410,877	55,729
*	Can2 Termik AS	12,247,631	484,608
	Celebi Hava Servisi AS	1,988	78,446
*	Cemas Dokum Sanayi AS	316,621	33,440
#	Cimsa Cimento Sanayi VE Ticaret AS	596,889	762,509
*	CW Enerji Muhendislik Ticaret VE Sanayi AS	599,361	487,423
*	DAP Gayrimenkul Gelistirme AS	66,543	15,519
*	Dardanel Onentas Gida Sanayi AS	853,056	41,914
*	Deva Holding AS	41,478	60,695
	Dogan Sirketler Grubu Holding AS	1,542,826	776,539
	Dogu Aras Enerji Yatirimlari AS	43,841	101,375
	Dogus Otomotiv Servis ve Ticaret AS	129,700	518,227
	Ebebek Magazacilik AS	17,360	27,649
	Eczacibasi Yatirim Holding Ortakligi AS	15,021	124,751
#	EGE Endustri VE Ticaret AS	1,934	271,669
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	90,381	171,342
*	Erbosan Erciyas Boru Sanayii ve Ticaret AS	41,114	178,746
*	Europen Endustri Insaat Sanayi VE Ticaret AS	905,580	110,667
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	226,187	262,726

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Formet Metal ve Cam Sanayi AS	465,193	$28,339
	Galata Wind Enerji AS	94,782	63,454
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	595,568	122,226
	Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	75,761	147,082
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	112,525	124,378
	Global Yatirim Holding AS	4,413,302	1,493,778
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	174,472	83,297
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	27,135	219,664
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	328,451	145,165
*	GSD Holding AS	1,298,985	151,677
	GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	16,769	110,856
*	Hektas Ticaret TAS	2,787,218	212,206
*	Hitit Bilgisayar Hizmetleri AS	48,627	45,572
*	IC Enterra Yenilenebilir Enerji AS	369,996	91,333
*	Ihlas Holding AS	483,947	24,032
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	1,235,458	278,487
*	Is Finansal Kiralama AS	721,188	319,423
	Is Yatirim Menkul Degerler AS	117,868	110,434
	Isik Plastik Sanayi Ve Dis Ticaret Pazarlama AS	466,735	216,550
*	Izdemir Enerji Elektrik Uretim AS	1,170,630	277,298
*	Izmir Demir Celik Sanayi AS	227,980	35,502
		Shares	Value»
TURKEY — (Continued)
*	Izmir Firca Sanayi ve Ticaret AS	253,368	$384,628
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	389,179	293,947
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	120,932	245,007
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	59,672	46,757
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	1,128,335	964,603
*	Karsan Otomotiv Sanayii Ve Ticaret AS	519,201	132,620
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	4,713,960	299,754
*	Kayseri Seker Fabrikasi AS	1,279,912	134,287
*	Kimteks Poliuretan Sanayi VE Ticaret AS	32,140	14,677
*	Kirac Galvaniz Telekominikasyon Metal Makine Insaat Elektrik Sanayi VE TicaretAS	5,209	12,255
*	Koza Polyester Sanayi VE Ticaret AS	762,517	100,113
	Kuzey Boru AS	268,662	159,972
*	LDR Turizm AS	528,541	1,383,425
	Lila Kagit Sanayi ve Ticaret AS	99,667	77,295
	Limak Dogu Anadolu Cimento Sanayi VE Ticaret AS	97,865	80,888
	Logo Yazilim Sanayi Ve Ticaret AS	148,657	473,145
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	164,085	54,941
*	Marmara Holding AS	2	0

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Marmaris Altinyunus Turistik Tesisler AS	1,261	$31,433
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	1,089,986	1,046,635
*	Mega Metal Sanayi VE Ticaret AS	73,453	132,144
*	MIA Teknoloji AS	146,016	129,192
*Ω	MLP Saglik Hizmetleri AS	121,190	1,193,009
*	Mogan Enerji Yatirim Holding AS	397,056	127,876
	Naturelgaz Sanayi ve Ticaret AS	353,282	97,774
*	NET Holding AS	504,913	428,930
	Nuh Cimento Sanayi AS	117,923	646,788
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	2,268,878	344,762
*	Orge Enerji Elektrik Taahhut AS	94,329	178,682
*	Papilon Savunma-Guvenlik Sistemleri Bilisim Muhendislik Hizmetleri Ithalat	83,760	30,229
*	Parsan Makina Parcalari Sanayii AS	38,908	71,788
	Penta Teknoloji Urunleri Dagitim Ticaret AS	58,693	18,589
*	Polisan Holding AS	100,204	47,106
*	Qua Granite Hayal	331,412	27,251
*	Reysas Tasimacilik ve Lojistik Ticaret AS	2,555,065	1,130,939
*	Safkar Ege Sogutmacilik Klima Soguk Hava Tesisleri Ihracat Ithalat Sanayi Ve Ticaret AS	154,778	83,376
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	3,018,674	1,767,937
	SDT Uzay VE Savunma Teknolojileri AS	24,907	121,129
	Sekerbank Turk AS	1,683,553	457,373
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	266,990	613,184
		Shares	Value»
TURKEY — (Continued)
*	Sok Marketler Ticaret AS	390,585	$440,656
	Suwen Tekstil Sanayi Pazarlama AS	367,893	70,001
*	Tapdi Oksijen Ozel Saglik Hizmetleri Sanayi VE Ticaret AS	31,179	17,290
*	Tatlipinar Enerji Uretim AS	75,920	21,432
#	Tekfen Holding AS	376,404	1,186,055
*	Trust Anadolu Metal Madencilik Isletmeleri AS	470,545	1,237,340
*	Trust Dogal Enerji Kaynaklari Arastirma Ve Uretim AS, Class A	213,098	432,681
*	Tukas Gida Sanayi ve Ticaret AS	4,020,107	228,018
*	Tumosan Motor ve Traktor Sanayi AS	15,813	35,598
	Turcas Holding AS	94,048	95,992
	Turkiye Sinai Kalkinma Bankasi AS	2,288,283	587,906
	Ulker Biskuvi Sanayi AS	291,883	800,945
*	Vakif Finansal Kiralama AS	1,828,850	74,122
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	299,602	290,517
*	Yayla Agro Gida Sanayi VE Nakliyat AS	249,455	64,549
*	YEO Teknoloji Enerji VE Endustri AS	67,175	82,944
*	Yesil Yapi Endustrisi AS	472,927	14,175
*	Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS	110,074	58,996
	Yunsa Yunlu Sanayi VE Ticare AS	3	1
*	Zorlu Enerji Elektrik Uretim AS	779,454	52,790
TOTAL TURKEY			34,652,080
UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Islamic Bank PJSC	923,787	5,516,306

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Abu Dhabi National Hotels	6,255,941	$630,731
	Abu Dhabi National Insurance Co. PSC	113,777	239,199
*	Abu Dhabi Ports Co. PJSC	758,721	897,227
	Abu Dhabi Ship Building Co. PJSC	185,795	376,406
	ADNOC Logistics & Services	345,266	551,600
	Agility Global PLC	2,749,030	1,122,560
	Agthia Group PJSC	470,149	477,195
	Air Arabia PJSC	6,492,326	8,749,035
	Ajman Bank PJSC	3,601,522	1,410,347
	Alef Education Holding PLC	215,658	57,621
	Amanat Holdings PJSC	3,333,761	1,161,231
	Americana Restaurants International PLC - Foreign Co.	2,112,870	1,144,323
*	Amlak Finance PJSC	1,681,363	861,139
*	Apex Investment Co. PSC	2,132,939	1,868,157
*	Bank of Sharjah	1,036,918	350,053
	Burjeel Holdings PLC	290,555	83,283
	Dana Gas PJSC	10,993,103	2,693,312
	Deyaar Development PJSC	4,393,484	982,937
	Dubai Financial Market PJSC	4,033,703	1,568,769
	Dubai Investments PJSC	4,562,336	5,039,931
	E7 Group PJSC	60,133	17,232
	Emaar Development PJSC	395,774	1,572,435
	Emirates Central Cooling Systems Corp.	1,778,580	751,141
*	EMSTEEL Building Materials PJSC	1,795,563	537,382
*	Eshraq Investments PJSC	1,792,114	196,309
	Fertiglobe PLC	747,752	761,411
*	Gulf Navigation Holding PJSC	1,089,050	803,497
*	Gulf Pharmaceutical Industries PSC	281,608	79,681
*	Manazel PJSC	948,302	63,597
	National Central Cooling Co. PJSC	755,754	558,879
	NMDC Group PJSC	59,777	311,809
	Palms Sports PrJSC	9,960	18,824
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Parkin Co. PJSC	273,017	$387,207
*	Phoenix Group PLC	53,866	11,103
*	Presight AI Holding PLC	724,029	618,031
	Pure Health Holding PJSC	431,650	250,349
*	RAK Properties PJSC	3,941,291	1,148,925
	Ras Al Khaimah Ceramics PJSC	678,407	447,607
	Sharjah Islamic Bank	1,558,619	1,255,723
*	Shuaa Capital PSC	859,064	47,861
	Taaleem Holdings PJSC	67,763	60,370
	TECOM Group PJSC	336,524	309,183
*	Two Point Zero Group PJSC	4,562,427	2,543,455
*	Union Properties PJSC	6,736,585	1,331,339
TOTAL UNITED ARAB EMIRATES			49,864,712
TOTAL COMMON STOCKS			3,880,447,989
PREFERRED STOCKS — (0.5%)
BRAZIL — (0.5%)
	Alpargatas SA, 14.933%	8,100	19,662
	Banco ABC Brasil SA, 10.346%	215,455	1,090,372
Ω	Banco BMG SA, 8.258%	314,776	340,089
	Banco do Estado do Rio Grande do Sul SA, 10.262%	507,370	1,600,452
	Banco Pine SA, 5.698%	18,245	52,947
	Centrais Eletricas de Santa Catarina SA, 6.643%	59,700	1,850,509
	Cia de Ferro Ligas da Bahia FERBASA, 9.489%	572,904	889,703
	Cia De Sanena Do Parana, 5.068%	2,714,791	4,320,156
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	121,744	524,661
	Eucatex SA Industria e Comercio, 5.237%	78,843	342,006

The Emerging Markets Small Cap Series
CONTINUED
	Shares	Value»

BRAZIL — (Continued)
Isa Energia Brasil SA, 6.271%	455,278	$2,713,206
Marcopolo SA, 15.762%	2,132,584	2,790,732
Randoncorp SA, 0.880%	456,587	489,615
Schulz SA, 12.223%	370,405	389,719
Unipar Carbocloro SA, 16.248%	77,517	980,586
* Usinas Siderurgicas de Minas Gerais SA Usiminas	624,480	1,045,466
TOTAL BRAZIL		19,439,881
CHILE — (0.0%)
Coca-Cola Embonor SA Class B, 3.934%	95,554	178,766
Embotelladora Andina SA, 1.442%	27,215	126,861
TOTAL CHILE		305,627
COLOMBIA — (0.0%)
Grupo Aval Acciones y Valores SA, 3.516%	191,921	42,461
PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	343,339	182,830
TOTAL PREFERRED STOCKS		19,970,799
RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
* Parque Arauco SA Rights 06/02/2026	128,500	0
		Shares	Value»

MALAYSIA — (0.0%)
*	Lianson Fleet Group Bhd. Warrants 02/03/2031	21,150	$1,491
TAIWAN — (0.0%)
*	Ability Opto-Electronics Technology Co. Ltd. Rights	6,311	3,187
*	Taiwan Cogeneration Corp. Rights 05/11/2026	129,358	47,645
*	Wafer Works Corp. Rights	35,019	13,594
TOTAL TAIWAN			64,426
THAILAND — (0.0%)
*	Better World Green PCL Warrants	4,053,005	0
UNITED ARAB EMIRATES — (0.0%)
*	Sharjah Islamic Bank Rights 05/08/2026	519,539	56,719
TOTAL RIGHTS/WARRANTS			122,636
TOTAL INVESTMENT SECURITIES (Cost $2,003,064,120)			3,900,541,424

			Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§	The DFA Short Term Investment Fund	5,072,381	58,662,092
TOTAL INVESTMENTS — (100.0%)
(Cost $2,061,729,687)			$3,959,203,516
As of April 30, 2026, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	80	06/18/26	$28,672,740	$28,975,000	$302,260
Total Futures Contracts			$28,672,740	$28,975,000	$302,260

The Emerging Markets Small Cap Series
CONTINUED
As of April 30, 2026, the value of Rule 144A securities amounted to $174,803,087 or 4.5% of net assets.
Summary of the Series' investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$118,406,438	—	—	$118,406,438
Chile	31,573,847	$1,138,175	—	32,712,022
China	31,111,518	1,013,524,317	$717,792	1,045,353,627
Colombia	2,248,624	949,252	—	3,197,876
Greece	—	35,062,805	—	35,062,805
Hong Kong	—	222,357	—	222,357
Hungary	—	7,413,470	—	7,413,470
India	7,418	631,444,002	—	631,451,420
Indonesia	—	49,707,227	78,609	49,785,836
Kuwait	—	25,412,293	190,129	25,602,422
Malaysia	—	54,477,833	48	54,477,881
Mexico	105,989,853	6,243,035	—	112,232,888
Philippines	—	24,905,548	11,795	24,917,343
Poland	68,252	71,566,066	—	71,634,318
Qatar	—	26,561,337	—	26,561,337
Saudi Arabia	13,675	88,298,761	—	88,312,436
South Africa	14,257,420	100,040,314	—	114,297,734
South Korea	—	502,817,894	452,401	503,270,295
Taiwan	—	819,902,416	45,136	819,947,552
Thailand	166,868	30,903,131	1,141	31,071,140
Turkey	—	34,652,080	—	34,652,080
United Arab Emirates	—	49,864,712	—	49,864,712
Preferred Stocks
Brazil	19,439,881	—	—	19,439,881
Chile	126,861	178,766	—	305,627
Colombia	42,461	—	—	42,461
Philippines	—	182,830	—	182,830
Rights/Warrants
Chile	—	—	—	—
Malaysia	—	1,491	—	1,491
Taiwan	—	64,426	—	64,426
Thailand	—	—	—	—
United Arab Emirates	—	56,719	—	56,719
Securities Lending Collateral	—	58,662,092	—	58,662,092
Total Investments in Securities	$323,453,116	$3,634,253,349	$1,497,051˂˃	$3,959,203,516
Financial Instruments
Assets
Futures Contracts**	302,260	—	—	302,260
Total Financial Instruments	$302,260	—	—	$302,260
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $475,978,141, $361,612,391, $268,169,292 and $39,619,316 of securities on loan, respectively)	$18,020,175,952	$3,685,656,691	$1,728,989,177	$1,744,483,605
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $357,668,667, $40,948,980, $32,393,434 and $36,082,454, respectively)	357,668,667	40,948,980	32,389,253	36,080,359
Segregated Cash for Futures Contracts	11,506,284	—	—	—
Foreign Currencies at Value	17,943,800	258,953	11,123,814	124,208
Cash	179,171,756	4,646,326	4,162,403	4,218,673
Receivables:
Investment Securities Sold	16,014,788	11,987,374	3,194,772	182,895
Dividends, Interest and Tax Reclaims	177,086,671	44,520,920	1,644,158	16,094,266
Securities Lending Income	476,470	447,707	316,987	56,233
Futures Variation Margin	1,818,481	—	—	—
Unrealized Gain on Foreign Currency Contracts	17,573	—	—	—
Prepaid Expenses and Other Assets	1,448	313	153	166
Total Assets	18,781,881,890	3,788,467,264	1,781,820,717	1,801,240,405
LIABILITIES:
Payables:
Upon Return of Securities Loaned	357,685,772	41,022,897	32,407,174	36,087,906
Investment Securities Purchased	4,472,805	4,683,241	6,461,166	—
Due to Advisor	2,982,012	304,342	140,513	143,550
Due to Directors'/Trustees'	280,026	67,735	31,216	39,339
Due to CCO	2,020	414	191	195
Unrealized Loss on Foreign Currency Contracts	17,679	9,113	89,321	467
Accrued Expenses and Other Liabilities	209,814	104,954	66,553	47,824
Total Liabilities	365,650,128	46,192,696	39,196,134	36,319,281
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$18,416,231,762	$3,742,274,568	$1,742,624,583	$1,764,921,124
Investment Securities at Cost	$9,587,401,489	$2,225,214,532	$1,347,492,923	$1,296,461,857
Foreign Currencies at Cost	$17,340,574	$257,443	$11,073,245	$123,427

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $763,069,245, $257,190,030, $439,792,146 and $629,782,656 of securities on loan, respectively)	$6,521,041,671	$2,333,516,165	$8,002,796,840	$3,900,541,424
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $582,443,409, $204,928,769, $134,969,521 and $58,665,567, respectively)	582,361,578	204,907,130	134,969,521	58,662,092
Cash Collateral from Securities on Loan	149,003,122	23,330,517	—	—
Segregated Cash for Futures Contracts	—	—	3,980,161	1,929,775
Foreign Currencies at Value	13,284,452	573,761	44,975,361	19,952,895
Cash	23,230,820	2,515,997	39,467,624	3,260,675
Receivables:
Investment Securities Sold	822,649	333,110	10,026,524	17,032,711
Dividends, Interest and Tax Reclaims	64,056,391	1,078,673	9,143,249	7,878,006
Securities Lending Income	809,447	67,438	820,962	2,400,584
Futures Variation Margin	—	—	629,062	304,979
Unrealized Gain on Foreign Currency Contracts	21,176	—	3,518	11,352
Prepaid Expenses and Other Assets	549	177	591	367
Total Assets	7,354,631,855	2,566,322,968	8,246,813,413	4,011,974,860
LIABILITIES:
Payables:
Upon Return of Securities Loaned	731,563,545	228,333,037	135,033,932	58,655,058
Investment Securities Purchased	6,866,696	—	4,215,005	—
Due to Advisor	533,661	188,522	632,989	631,399
Due to Directors'/Trustees'	84,115	22,982	113,092	87,669
Due to CCO	722	256	857	429
Unrealized Loss on Foreign Currency Contracts	—	—	13,660	12,582
Deferred Taxes Payable	—	—	73,328,286	54,115,165
Accrued Expenses and Other Liabilities	27,605	23,050	392,853	463,250
Total Liabilities	739,076,344	228,567,847	213,730,674	113,965,552
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$6,615,555,511	$2,337,755,121	$8,033,082,739	$3,898,009,308
Investment Securities at Cost	$3,901,981,957	$1,250,013,539	$3,077,132,249	$2,003,064,120
Foreign Currencies at Cost	$13,249,394	$572,600	$45,042,285	$19,965,209

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	The DFA International Value Series	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $26,335,539, $5,660,331, $305,226 and $1,657,298, respectively)	$281,650,772	$50,057,859	$20,654,252	$25,771,089
Dividend Income from Affiliates	7,912,449	1,030,352	544,921	580,771
Income from Securities Lending, Net	2,120,705	1,974,566	1,782,265	293,275
Total Investment Income	291,683,926	53,062,777	22,981,438	26,645,135
Expenses
Investment Management Fees	16,954,644	1,768,895	838,359	879,840
Accounting Fees	171,881	40,807	19,463	21,792
Custodian Fees	397,812	156,857	110,074	46,220
Shareholders' Reports	12,241	8,771	9,561	8,423
Trustees' Fees and Expenses	70,427	15,059	7,093	7,693
CCO Fees	4,858	1,008	476	501
Professional Fees	87,927	18,064	8,527	9,353
Other	94,238	21,745	10,373	11,573
Total Expenses	17,794,028	2,031,206	1,003,926	985,395
Net Expenses	17,794,028	2,031,206	1,003,926	985,395
Net Investment Income (Loss)	273,889,898	51,031,571	21,977,512	25,659,740
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	213,482,367	128,969,734	46,757,529	(19,966,096)
Affiliated Investment Companies Shares Sold	(87,888)	(13,981)	(1,645)	(2,988)
Futures	610,613	(13,451)	—	9,502
Foreign Currency Transactions	(1,466,460)	(1,548,254)	(100,699)	197,929
In-Kind Redemptions	145,898,546	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,403,668,317	366,452,081	44,417,730	105,313,935
Affiliated Investment Companies Shares	—	—	(4,181)	(2,095)
Futures	12,380,461	—	—	—
Translation of Foreign Currency-Denominated Amounts	4,257,693	2,026,443	(116,638)	295,772
Net Realized and Unrealized Gain (Loss)	2,778,743,649	495,872,572	90,952,096	85,845,959
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,052,633,547	$546,904,143	$112,929,608	$111,505,699
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

	The Continental Small Company Series	The Canadian Small Company Series	The Emerging Markets Series	The Emerging Markets Small Cap Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $9,581,368, $3,327,578, $8,211,272 and $4,869,142, respectively)	$61,614,353	$16,837,762	$59,673,171	$29,972,864
Dividend Income from Affiliates	8,606,946	3,383,427	2,508,455	1,181,250
Income from Securities Lending, Net	2,883,213	479,968	3,779,995	12,105,908
Total Investment Income	73,104,512	20,701,157	65,961,621	43,260,022
Expenses
Investment Management Fees	3,081,386	1,066,086	3,510,306	3,820,995
Accounting Fees	70,821	18,714	70,426	50,129
Custodian Fees	246,551	27,052	1,114,774	960,164
Shareholders' Reports	10,511	8,381	10,404	10,146
Trustees' Fees and Expenses	26,551	8,363	28,609	17,121
CCO Fees	1,764	610	1,996	1,085
Professional Fees	40,406	9,851	66,238	72,438
Other	38,972	10,798	37,839	36,869
Total Expenses	3,516,962	1,149,855	4,840,592	4,968,947
Net Expenses	3,516,962	1,149,855	4,840,592	4,968,947
Net Investment Income (Loss)	69,587,550	19,551,302	61,121,029	38,291,075
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	62,065,044	148,198,704	(46,259,122)[1]	114,658,370 [1]
Affiliated Investment Companies Shares Sold	(15,178)	(9,037)	(17,462)	(6,407)
Futures	—	(593,409)	3,279,190	1,704,809
Foreign Currency Transactions	633,631	(9,436)	(326,682)	(552,966)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	428,543,174	308,063,634	1,248,618,778 [2]	206,090,869 [2]
Affiliated Investment Companies Shares	(81,831)	(25,393)	—	(3,475)
Futures	—	—	711,900	(690,689)
Translation of Foreign Currency-Denominated Amounts	1,046,428	1,309	50,239	119,516
Net Realized and Unrealized Gain (Loss)	492,191,268	455,626,372	1,206,056,841	321,320,027
Net Increase (Decrease) in Net Assets Resulting from Operations	$561,778,818	$475,177,674	$1,267,177,870	$359,611,102
[1]Net of foreign capital gain taxes withheld of:	$—	$—	$1,471,195	$5,499,396
[2]Including foreign capital gain taxes of:	$—	$—	$9,372,714	$12,384,835
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF CHANGES IN NET ASSETS

	The DFA International Value Series		The Japanese Small Company Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$273,889,898	$515,677,020	$51,031,571	$87,538,684
Net Realized Gain (Loss) on:
Investment Securities Sold	213,482,367	35,125,577	128,969,734	21,500,202
Affiliated Investment Companies Shares Sold	(87,888)	8,950	(13,981)	(2,363)
Futures	610,613	15,033,725	(13,451)	155,421
Foreign Currency Transactions	(1,466,460)	1,630,634	(1,548,254)	317,313
In-Kind Redemptions	145,898,546	138,875,860	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,403,668,317	3,179,347,274	366,452,081	614,204,568
Affiliated Investment Companies Shares	—	(6,153)	—	(1,722)
Futures	12,380,461	3,894,966	—	89,984
Translation of Foreign Currency-Denominated Amounts	4,257,693	3,717,347	2,026,443	671,412
Net Increase (Decrease) in Net Assets Resulting from Operations	3,052,633,547	3,893,305,200	546,904,143	724,473,000
Transactions in Interest:
Contributions	683,064,946	861,189,844	77,516,601	33,374,166
Withdrawals	(950,288,087)	(1,593,308,395)	(210,214,559)	(400,799,403)
Net Increase (Decrease) from Transactions in Interest	(267,223,141)	(732,118,551)	(132,697,958)	(367,425,237)
Total Increase (Decrease) in Net Assets	2,785,410,406	3,161,186,649	414,206,185	357,046,000
Net Assets
Beginning of Period	15,630,821,356	12,469,634,707	3,328,068,383	2,971,020,121
End of Period	$18,416,231,762	$15,630,821,356	$3,742,274,568	$3,328,068,383
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF CHANGES IN NET ASSETS

	The Asia Pacific Small Company Series		The United Kingdom Small Company Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$21,977,512	$54,342,842	$25,659,740	$65,163,697
Net Realized Gain (Loss) on:
Investment Securities Sold	46,757,529	(76,662,967)	(19,966,096)	(1,827,485)
Affiliated Investment Companies Shares Sold	(1,645)	2,259	(2,988)	930
Futures	—	(77,503)	9,502	(102,012)
Foreign Currency Transactions	(100,699)	(237,526)	197,929	(112,257)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	44,417,730	347,914,459	105,313,935	124,561,889
Affiliated Investment Companies Shares	(4,181)	(330)	(2,095)	(107)
Futures	—	29,541	—	36,554
Translation of Foreign Currency-Denominated Amounts	(116,638)	3,744	295,772	(19,688)
Net Increase (Decrease) in Net Assets Resulting from Operations	112,929,608	325,314,519	111,505,699	187,701,521
Transactions in Interest:
Contributions	7,792,614	20,179,032	1,043,561	177,505,882
Withdrawals	(6,203,572)	(91,175,245)	(82,163,417)	(183,898,362)
Net Increase (Decrease) from Transactions in Interest	1,589,042	(70,996,213)	(81,119,856)	(6,392,480)
Total Increase (Decrease) in Net Assets	114,518,650	254,318,306	30,385,843	181,309,041
Net Assets
Beginning of Period	1,628,105,933	1,373,787,627	1,734,535,281	1,553,226,240
End of Period	$1,742,624,583	$1,628,105,933	$1,764,921,124	$1,734,535,281
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF CHANGES IN NET ASSETS

	The Continental Small Company Series		The Canadian Small Company Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$69,587,550	$166,963,037	$19,551,302	$34,691,984
Net Realized Gain (Loss) on:
Investment Securities Sold	62,065,044	(64,119,618)	148,198,704	78,608,737
Affiliated Investment Companies Shares Sold	(15,178)	30,983	(9,037)	10,002
Futures	—	(2,144,348)	(593,409)	171,838
Foreign Currency Transactions	633,631	1,202,580	(9,436)	(129,793)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	428,543,174	1,123,808,415	308,063,634	468,226,191
Affiliated Investment Companies Shares	(81,831)	(4,273)	(25,393)	2,260
Translation of Foreign Currency-Denominated Amounts	1,046,428	2,701,156	1,309	20,038
Net Increase (Decrease) in Net Assets Resulting from Operations	561,778,818	1,228,437,932	475,177,674	581,601,257
Transactions in Interest:
Contributions	182,994,168	160,395,900	1,273,421	98,331,133
Withdrawals	(8,197,024)	(1,262,628,315)	(45,387,856)	(160,001,031)
Net Increase (Decrease) from Transactions in Interest	174,797,144	(1,102,232,415)	(44,114,435)	(61,669,898)
Total Increase (Decrease) in Net Assets	736,575,962	126,205,517	431,063,239	519,931,359
Net Assets
Beginning of Period	5,878,979,549	5,752,774,032	1,906,691,882	1,386,760,523
End of Period	$6,615,555,511	$5,878,979,549	$2,337,755,121	$1,906,691,882
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
STATEMENTS OF CHANGES IN NET ASSETS

	The Emerging Markets Series		The Emerging Markets Small Cap Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$61,121,029	$144,453,467	$38,291,075	$106,046,597
Net Realized Gain (Loss) on:
Investment Securities Sold	(46,259,122)	34,905,923	114,658,370	(178,851,285)
Affiliated Investment Companies Shares Sold	(17,462)	13,613	(6,407)	4,058
Futures	3,279,190	6,380,340	1,704,809	3,600,245
Foreign Currency Transactions	(326,682)	(460,222)	(552,966)	(630,288)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,248,618,778	1,242,072,551	206,090,869	632,191,107
Affiliated Investment Companies Shares	—	(596)	(3,475)	(203)
Futures	711,900	1,043,913	(690,689)	936,272
Translation of Foreign Currency-Denominated Amounts	50,239	264,354	119,516	184,375
Net Increase (Decrease) in Net Assets Resulting from Operations	1,267,177,870	1,428,673,343	359,611,102	563,480,878
Transactions in Interest:
Contributions	563,457,347	256,134,345	27,509,427	37,925,645
Withdrawals	(236,155,289)	(581,429,310)	(413,268,438)	(504,036,701)
Net Increase (Decrease) from Transactions in Interest	327,302,058	(325,294,965)	(385,759,011)	(466,111,056)
Total Increase (Decrease) in Net Assets	1,594,479,928	1,103,378,378	(26,147,909)	97,369,822
Net Assets
Beginning of Period	6,438,602,811	5,335,224,433	3,924,157,217	3,826,787,395
End of Period	$8,033,082,739	$6,438,602,811	$3,898,009,308	$3,924,157,217
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS

	The DFA International Value Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	19.82%(B)	32.09%	21.98%	17.00%	(13.82%)	51.09%
Net Assets, End of Period (thousands)	$18,416,232	$15,630,821	$12,469,635	$11,441,773	$10,527,133	$12,297,493
Ratio of Expenses to Average Net Assets	0.21%(D)	0.21%	0.22%	0.21%	0.21%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21%(D)	0.21%	0.22%	0.21%	0.21%	0.22%
Ratio of Net Investment Income to Average Net Assets	3.23%(D)	3.75%	3.83%	4.34%	4.36%	3.50%
Portfolio Turnover Rate	3%(B)	13%	13%	13%	15%	9%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	16.80%(B)	26.70%	15.91%	18.71%	(23.60%)	13.08%
Net Assets, End of Period (thousands)	$3,742,275	$3,328,068	$2,971,020	$2,821,173	$2,520,343	$3,416,144
Ratio of Expenses to Average Net Assets	0.11%(D)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.11%(D)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.88%(D)	2.86%	2.64%	2.63%	2.56%	2.11%
Portfolio Turnover Rate	12%(B)	14%	14%	9%	11%	11%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	6.95%(B)	25.20%	22.46%	0.60%	(26.65%)	38.31%
Net Assets, End of Period (thousands)	$1,742,625	$1,628,106	$1,373,788	$1,202,141	$1,194,021	$1,822,967
Ratio of Expenses to Average Net Assets	0.12%(D)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%(D)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.62%(D)	3.93%	3.73%	4.37%	4.23%	3.42%
Portfolio Turnover Rate	13%(B)	21%	23%	17%	19%	19%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS

	The United Kingdom Small Company Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	6.28%(B)	13.63%	32.13%	9.20%	(33.34%)	51.93%
Net Assets, End of Period (thousands)	$1,764,921	$1,734,535	$1,553,226	$1,251,913	$1,167,847	$1,897,276
Ratio of Expenses to Average Net Assets	0.11%(D)	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.11%(D)	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.92%(D)	4.17%	3.70%	3.88%	4.07%	2.27%
Portfolio Turnover Rate	7%(B)	19%	20%	9%	14%	12%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS

	The Continental Small Company Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	9.49%(B)	26.40%	24.06%	11.76%	(29.07%)	51.24%
Net Assets, End of Period (thousands)	$6,615,556	$5,878,980	$5,752,774	$4,641,713	$4,346,563	$6,539,105
Ratio of Expenses to Average Net Assets	0.11%(D)	0.12%	0.12%	0.12%	0.13%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.11%(D)	0.12%	0.12%	0.12%	0.13%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.26%(D)	3.06%	3.10%	3.14%	2.85%	2.11%
Portfolio Turnover Rate	10%(B)	10%	16%	11%	11%	17%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	25.33%(B)	44.52%	28.42%	3.53%	(12.52%)	59.72%
Net Assets, End of Period (thousands)	$2,337,755	$1,906,692	$1,386,761	$1,177,399	$1,215,060	$1,451,408
Ratio of Expenses to Average Net Assets	0.11%(D)	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.11%(D)	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.83%(D)	2.36%	2.52%	2.47%	3.00%	1.90%
Portfolio Turnover Rate	13%(B)	17%	18%	17%	15%	27%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS

	The Emerging Markets Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	18.97%(B)	28.06%	23.68%	13.27%	(25.79%)	22.22%
Net Assets, End of Period (thousands)	$8,033,083	$6,438,603	$5,335,224	$4,378,995	$3,992,428	$6,309,330
Ratio of Expenses to Average Net Assets	0.14%(D)	0.15%	0.15%	0.14%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.14%(D)	0.15%	0.15%	0.15%	0.16%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.74%(D)	2.61%	2.74%	3.32%	3.26%	2.42%
Portfolio Turnover Rate	6%(B)	10%	15%	14%	10%	19%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
FINANCIAL HIGHLIGHTS

	The Emerging Markets Small Cap Series
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	9.91%(B)	16.78%	20.85%	15.47%	(22.31%)	36.03%
Net Assets, End of Period (thousands)	$3,898,009	$3,924,157	$3,826,787	$3,814,439	$3,520,919	$5,128,719
Ratio of Expenses to Average Net Assets	0.26%(D)	0.26%	0.27%	0.25%	0.26%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.26%(D)	0.26%	0.27%	0.26%	0.26%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.00%(D)	2.90%	2.69%	2.93%	2.91%	2.47%
Portfolio Turnover Rate	5%(B)	11%	13%	19%	12%	16%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten operational series, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational series are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
OTC derivative contracts, which include forward currency contracts,  do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.
The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.
3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Series, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core

Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).
4. Securities Transactions and Related Income: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method.
The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.
5. Other: Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board, generally based on average net assets.
C. Investment Advisor:
The Advisor provides investment management services to the Series. For the six months ended April 30, 2026, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

Fees Paid to Officers and Trustees:
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2026, the total related amounts paid by the Trust to the CCO were $26,162.
D. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows:
The DFA International Value Series	$202,518
The Japanese Small Company Series	50,648
The Asia Pacific Small Company Series	23,417
The United Kingdom Small Company Series	30,583
The Continental Small Company Series	53,571
The Canadian Small Company Series	14,530
The Emerging Markets Series	81,813
The Emerging Markets Small Cap Series	67,343

E. Purchases and Sales of Securities:
For the six months ended April 30, 2026, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities, were as follows:
	Other Investment Securities
	Purchases	Sales
The DFA International Value Series	$616,443,588	$486,070,313
The Japanese Small Company Series	418,533,179	514,018,544
The Asia Pacific Small Company Series	255,438,511	221,413,985
The United Kingdom Small Company Series	131,660,262	163,958,635
The Continental Small Company Series	816,795,573	591,794,990
The Canadian Small Company Series	315,647,197	289,754,806
The Emerging Markets Series	782,856,954	418,310,358
The Emerging Markets Small Cap Series	199,279,708	542,272,877
There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows:
	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$233,994,358	$2,366,789,673	$2,243,027,476	$(87,888)	—	$357,668,667	30,926,819	$7,912,449	—
Total	$233,994,358	$2,366,789,673	$2,243,027,476	$(87,888)	—	$357,668,667		$7,912,449	—
The Japanese Small Company Series
The DFA Short Term Investment Fund	$40,458,089	$195,996,601	$195,491,729	$(13,981)	—	$40,948,980	3,540,768	$1,030,352	—
Total	$40,458,089	$195,996,601	$195,491,729	$(13,981)	—	$40,948,980		$1,030,352	—
The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$30,607,431	$52,575,061	$50,787,413	$(1,645)	$(4,181)	$32,389,253	2,800,627	$544,921	—
Total	$30,607,431	$52,575,061	$50,787,413	$(1,645)	$(4,181)	$32,389,253		$544,921	—
The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$23,766,763	$96,064,207	$83,745,528	$(2,988)	$(2,095)	$36,080,359	3,119,789	$580,771	—
Total	$23,766,763	$96,064,207	$83,745,528	$(2,988)	$(2,095)	$36,080,359		$580,771	—
The Continental Small Company Series
The DFA Short Term Investment Fund	$295,722,017	$658,298,480	$371,561,910	$(15,178)	$(81,831)	$582,361,578	50,355,519	$8,606,946	—
Total	$295,722,017	$658,298,480	$371,561,910	$(15,178)	$(81,831)	$582,361,578		$8,606,946	—
The Canadian Small Company Series
The DFA Short Term Investment Fund	$170,733,348	$363,141,713	$328,933,501	$(9,037)	$(25,393)	$204,907,130	17,717,867	$3,383,427	—
Total	$170,733,348	$363,141,713	$328,933,501	$(9,037)	$(25,393)	$204,907,130		$3,383,427	—
The Emerging Markets Series
The DFA Short Term Investment Fund	$73,764,784	$667,999,879	$606,777,680	$(17,462)	—	$134,969,521	11,670,516	$2,508,455	—
Total	$73,764,784	$667,999,879	$606,777,680	$(17,462)	—	$134,969,521		$2,508,455	—

	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$69,919,235	$104,918,687	$116,165,948	$(6,407)	$(3,475)	$58,662,092	5,072,381	$1,181,250	—
Total	$69,919,235	$104,918,687	$116,165,948	$(6,407)	$(3,475)	$58,662,092		$1,181,250	—
F. Federal Income Taxes:
No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners. Accordingly, as a pass-through entity, the Series pays no income dividends or capital gain distributions.
As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$10,275,342,889	$8,537,846,724	$(105,732,892)	$8,432,113,832
The Japanese Small Company Series	2,398,292,303	1,487,874,275	(27,432,116)	1,460,442,159
The Asia Pacific Small Company Series	1,437,110,887	527,013,588	(146,740,573)	380,273,015
The United Kingdom Small Company Series	1,360,927,190	582,019,837	(134,000,183)	448,019,654
The Continental Small Company Series	4,568,259,589	2,839,335,321	(224,121,256)	2,615,214,065
The Canadian Small Company Series	1,491,690,661	1,131,052,436	(47,571,449)	1,083,480,987
The Emerging Markets Series	3,365,891,651	4,982,004,095	(57,863,754)	4,924,140,341
The Emerging Markets Small Cap Series	2,264,532,088	2,018,788,723	(122,412,483)	1,896,376,240
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Series recognize the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Series' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom's (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series' investments.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Series.
2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
Securities have been segregated as collateral for open futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 was as follows:
Futures*
The DFA International Value Series	$172,749,591
The Emerging Markets Series	55,779,060
The Emerging Markets Small Cap Series	31,034,763

*	Average Notional Value of futures contracts.

The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2026:
	Asset Derivatives Value
	Total Value at April 30, 2026	Equity Contracts (1)
The DFA International Value Series	$15,437,148	$15,437,148
The Emerging Markets Series	2,198,439	2,198,439
The Emerging Markets Small Cap Series	302,260	302,260

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Variation Margin.
The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$610,613	$610,613
The Japanese Small Company Series	(13,451)	(13,451)
The United Kingdom Small Company Series	9,502	9,502
The Canadian Small Company Series	(593,409)	(593,409)
The Emerging Markets Series	3,279,190	3,279,190
The Emerging Markets Small Cap Series	1,704,809	1,704,809

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$12,380,461	$12,380,461
The Emerging Markets Series	711,900	711,900
The Emerging Markets Small Cap Series	(690,689)	(690,689)

(1)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
H. Line of Credit and Interfund Lending Program:
The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2026, with its domestic custodian bank. A line of credit with similar terms was in effect through April 1, 2026. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 31, 2027.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through December 25, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
For the six months ended April 30, 2026, borrowings by the following Series under the lines of credit were as follows:
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2026
The Emerging Markets Small Cap Series	4.39%	$11,070,933	6	$8,100	$18,767,000	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2026, that the Series' available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
For the six months ended April 30, 2026, activity by the Series under the interfund lending program was as follows:
	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2026
The Emerging Markets Small Cap Series	Borrower	4.02%	$24,925,800	1	$2,783	$24,925,800	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2026 that the Series utilized the interfund lending program.
I. Affiliated Trades:
Cross trades for the six months ended April 30, 2026, if any, were executed by the Series pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board.

For the six months ended April 30, 2026, cross trades by the Series under Rule 17a-7 were as follows:
Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$104,320,411	$45,217,058	$7,587,310
The Japanese Small Company Series	68,304,815	91,088,129	6,507,154
The Asia Pacific Small Company Series	42,866,597	77,339,619	14,794,638
The United Kingdom Small Company Series	23,580,318	65,503,078	(21,603,965)
The Continental Small Company Series	98,087,609	127,778,570	(38,860,032)
The Canadian Small Company Series	34,061,815	78,933,654	19,255,159
The Emerging Markets Series	916,880	4,676,831	(2,621,975)
The Emerging Markets Small Cap Series	182,206	1,453,431	111,798
J. Securities Lending:
As of April 30, 2026, the Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows:
Non-Cash Collateral Market Value
The DFA International Value Series	$136,999,939
The Japanese Small Company Series	345,519,719
The Asia Pacific Small Company Series	250,462,664
The United Kingdom Small Company Series	8,690,442
The Continental Small Company Series	71,451,601
The Canadian Small Company Series	40,540,769
The Emerging Markets Series	325,885,927
The Emerging Markets Small Cap Series	604,534,123

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.
In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.
L. In-Kind Redemptions:
During the six months ended April 30, 2026, the realized net gains (losses) on in-kind redemptions as follows:
The DFA International Value Series	$145,898,546

M. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"), the Trust's Co-Chief Executive Officers and the Chief Financial Officer act as the Series' chief operating decision maker ("CODM"). The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole. The Series’ long-term strategic asset allocation is executed by its portfolio management team and guided by the Series’ investment objective and principal investment strategies, as described in the Series’ registration statement. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series’ Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
N. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
O. Other:
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series' and the Trust's financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

P. ReFlow Redemption Service:
The Series may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Series and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Series’ registration statement. If the Series is part of a “master-feeder” structure, then the “feeder” portfolio does not generally buy individual securities directly. Instead, the feeder portfolio invests in a corresponding “master” portfolio, such as the Series, that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the Series' financial statements. Purchases and redemptions of the feeder portfolio's shares by ReFlow under the program are not considered excessive short-term trading under the Series’ Policy Regarding Excessive Short-Term Trading.
The Series did not use the ReFlow liquidity program during the six-months ended April 30, 2026.
Q. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Dimensional Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS
April 30, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.2%)
BRAZIL — (2.8%)
	Allied Tecnologia SA	55,700	$70,303
	Anima Holding SA	1,075,300	862,099
	Azzas 2154 SA	87,296	381,142
	Banco Bradesco SA (BBDC3 BZ)	1,074,868	3,629,345
	Banco do Brasil SA	4,283,373	19,211,946
	Banco Santander Brasil SA	1,246,257	7,308,717
	Bemobi Mobile Tech SA	63,055	333,624
*	Blau Farmaceutica SA	76,180	154,305
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	166,115	623,963
*	Brava Energia	380,216	1,468,867
	C&A Modas SA	542,649	1,240,516
	Camil Alimentos SA	47,000	60,271
*	Cia Brasileira de Aluminio	609,911	1,304,366
*	Cia Siderurgica Nacional SA (CSNA3 BZ)	2,157,837	2,714,836
#*	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	343,097	442,595
	Cogna Educacao SA	9,120,142	5,120,157
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	862,551	4,091,709
Ω	Desktop SA	74,900	278,315
	Dexco SA	1,632,849	1,717,990
*	Diagnosticos da America SA	84,228	57,492
	Empreendimentos Pague Menos SA PGMN3 BZ	997,161	1,119,636
	Even Construtora e Incorporadora SA	640,756	806,153
	Gerdau SA, Sponsored ADR	3,151,331	14,401,582
	Grendene SA	242,131	214,171
	Grupo SBF SA	284,087	632,222
	Guararapes Confeccoes SA	378,200	732,448
		Shares	Value»
BRAZIL — (Continued)
	Hypera SA HYPE3 BZ	288,579	$1,312,994
	Iochpe Maxion SA	197,254	376,439
*	IRB-Brasil Resseguros SA	268,902	2,905,254
*	JBS NV, BDR	292,447	4,675,089
	JHSF Participacoes SA	1,503,305	3,810,024
	JSL SA	188,570	268,853
	Lavvi Empreendimentos Imobiliarios SA	126,108	332,346
*	Lojas Quero-Quero SA	90,500	32,897
	Lojas Renner SA	1,026,938	2,820,461
Ω	LWSA SA	222,900	170,603
	M Dias Branco SA	103,014	488,463
	Magazine Luiza SA	634,033	1,053,777
	Melnick Even Desenvolvimento Imobiliario SA	15,500	10,549
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	15,933	11,905
	Moura Dubeux Engenharia SA	226,168	1,378,895
	Movida Participacoes SA MOVI3 BZ	328,153	804,511
*	Movida Participacoes SA MOVI9 BZ	57,745	140,870
*	Oceanpact Servicos Maritimos SA	3,700	7,719
	Petroleo Brasileiro SA - Petrobras	10,192,349	112,651,412
	Petroleo Brasileiro SA - Petrobras (PBR US), Sponsored ADR	1,849,041	40,734,373
#	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	2,874,100	57,137,108
	Petroreconcavo SA	382,500	1,001,090
	Positivo Tecnologia SA	50,600	42,918
*	PRIO SA	182,900	2,452,924
	Qualicorp Consultoria e Corretora de Seguros SA	925,216	334,451

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Romi SA	216,923	$300,077
	Sao Martinho SA	176,538	576,481
Ω	Ser Educacional SA	177,761	456,267
	Simpar SA SIMH3 BZ	84,409	187,848
*	Simpar SA SIMH9 BZ	35,190	78,314
	Trisul SA	423,391	416,397
	Ultrapar Participacoes SA (UGPA3 BZ)	67,827	410,101
	Vale SA (VALE US), Sponsored ADR	639,337	10,459,553
	Vale SA (VALE3 BZ)	4,161,137	68,217,847
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	196,870	784,411
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	232,700	186,092
	Vibra Energia SA	2,258,839	15,190,302
	YDUQS Participacoes SA	717,203	1,428,091
TOTAL BRAZIL			402,626,476
CHILE — (0.5%)
	Banco de Credito e Inversiones SA	38,444	2,597,654
	Besalco SA	530,992	744,726
	BICECORP SA	2,846,826	1,275,015
	Camanchaca SA	1,334,309	125,630
*	CAP SA	558,310	4,352,635
	Cencosud SA	2,573,220	6,505,902
	Cia Sud Americana de Vapores SA	46,849,671	2,655,375
	Cristalerias de Chile SA	264,624	673,463
	Empresa Nacional de Telecomunicaciones SA	714,381	2,826,370
	Empresas CMPC SA	4,198,444	5,207,636
	Empresas Copec SA	1,491,993	10,451,131
*	Empresas Hites SA	3,049,468	453,958
	Enel Americas SA (ENELAM CI)	20,797,620	1,941,521
	Falabella SA	1,568,863	9,502,343
	Inversiones Aguas Metropolitanas SA	2,219,249	2,417,026
*	Masisa SA	8,850,036	132,779
	PAZ Corp. SA	1,562,812	1,429,094
	Ripley Corp. SA	647,087	273,632
	Salfacorp SA	2,712,464	4,213,949
		Shares	Value»
CHILE — (Continued)
	Sigdo Koppers SA	187,924	$355,043
	SMU SA	3,058,733	463,632
	Sociedad Matriz SAAM SA	44,103,821	7,205,145
*	Socovesa SA	3,559,512	475,097
	SONDA SA	276,164	89,063
	Vina Concha y Toro SA	279,659	274,745
TOTAL CHILE			66,642,564
CHINA — (24.2%)
	360 Security Technology, Inc., Class A	528,533	867,904
#	361 Degrees International Ltd.	4,912,000	3,413,880
	5I5J Holding Group Co. Ltd., Class A	691,300	300,854
	AAC Technologies Holdings, Inc.	2,490,500	11,534,466
*	ADAMA Ltd., Class A	139,000	139,061
*	Addsino Co. Ltd., Class A	85,900	309,016
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	742,639
	AECC Aviation Power Co. Ltd., Class A	165,007	1,119,920
	Agricultural Bank of China Ltd., Class H	84,233,000	65,710,021
	Ajisen China Holdings Ltd.	2,433,000	308,101
Ω	AK Medical Holdings Ltd.	222,000	179,399
	Alibaba Group Holding Ltd. (9988 HK)	20,826,701	343,245,036
#	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	217,044	28,623,763
	Allmed Medical Products Co. Ltd., Class A	111,200	224,635
	Amrita Global Development Ltd.	744,000	56,993
	Andon Health Co. Ltd., Class A	55,200	595,651
	Anhui Construction Engineering Group Co. Ltd., Class A	508,900	401,753
	Anhui Guangxin Agrochemical Co. Ltd., Class A	260,482	567,177

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Gujing Distillery Co. Ltd., Class A	3,000	$47,113
	Anhui Heli Co. Ltd., Class A	203,527	538,402
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	606,959
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	99,851	284,356
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	87,000	80,875
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	910,803	717,218
	Anhui Jinhe Industrial Co. Ltd., Class A	32,900	112,566
	Anhui Kouzi Distillery Co. Ltd., Class A	139,600	488,338
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	81,000	87,094
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	111,080	125,631
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	312,200	520,362
	Anhui Xinhua Media Co. Ltd., Class A	304,900	269,610
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	407,804	1,046,081
	Anjoy Foods Group Co. Ltd., Class A	60,399	969,644
	Anton Oilfield Services Group	12,688,000	1,704,367
	Aotecar New Energy Technology Group Co. Ltd., Class A	689,700	293,199
	APT Satellite Holdings Ltd.	300,000	147,281
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	103,577	823,246
		Shares	Value»
CHINA — (Continued)
*	Asia Cement China Holdings Corp.	1,722,500	$463,822
#Ω	AsiaInfo Technologies Ltd.	478,800	344,422
	Asymchem Laboratories Tianjin Co. Ltd., Class A	78,900	1,458,638
	Autobio Diagnostics Co. Ltd., Class A	6,700	32,869
	Autohome, Inc., ADR	27,394	510,350
	AviChina Industry & Technology Co. Ltd., Class H	11,376,000	5,011,498
*	BAIC Foton Motor Co. Ltd., Class A	1,943,402	1,006,251
*Ω	BAIC Motor Corp. Ltd., Class H	4,885,500	871,344
*	Baidu, Inc. (9888 HK), Class A	100,000	1,579,100
#*	Baidu, Inc. (BIDU US), Sponsored ADR	624,224	78,983,063
#*Ω	Bairong, Inc.	620,000	556,938
	Baiyin Nonferrous Group Co. Ltd., Class A	1,350,400	1,514,041
	Bank of Beijing Co. Ltd., Class A	4,463,822	3,459,420
	Bank of Changsha Co. Ltd., Class A	1,111,100	1,622,386
	Bank of Chengdu Co. Ltd., Class A	1,372,128	3,847,711
	Bank of China Ltd., Class H	212,746,817	138,149,186
	Bank of Chongqing Co. Ltd., Class H	2,931,500	3,117,229
	Bank of Communications Co. Ltd., Class H	27,249,574	24,924,779
	Bank of Guiyang Co. Ltd., Class A	881,151	775,941
	Bank of Hangzhou Co. Ltd., Class A	1,852,505	4,717,906
	Bank of Jiangsu Co. Ltd., Class A	5,223,615	8,627,310
	Bank of Nanjing Co. Ltd., Class A	3,096,531	5,323,887
	Bank of Ningbo Co. Ltd., Class A	1,706,181	8,291,504
Ω	Bank of Qingdao Co. Ltd., Class H	162,500	106,928
	Bank of Shanghai Co. Ltd., Class A	3,446,447	4,728,545

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Suzhou Co. Ltd., Class A	1,125,708	$1,403,530
	Bank of Xi'an Co. Ltd., Class A	705,600	381,260
	Baoshan Iron & Steel Co. Ltd., Class A	5,102,177	4,720,591
	Baoye Group Co. Ltd., Class H	1,035,120	523,889
	BBMG Corp., Class H	3,901,000	379,434
	Befar Group Co. Ltd., Class A	628,200	492,974
	Beibuwan Port Co. Ltd., Class A	443,467	751,400
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	2,234,279	1,001,485
*	Beijing Capital International Airport Co. Ltd., Class H	646,000	157,130
	Beijing Changjiu Logistics Corp., Class A	78,283	76,870
	Beijing Dabeinong Technology Group Co. Ltd., Class A	1,229,000	700,313
	Beijing Easpring Material Technology Co. Ltd., Class A	78,921	738,291
	Beijing Enterprises Holdings Ltd.	1,978,500	7,835,763
	Beijing Enterprises Water Group Ltd.	14,752,000	5,211,975
	Beijing Fengjing Automotive Parts Co. Ltd.	285,500	164,802
	Beijing Gehua CATV Network Co. Ltd., Class A	429,900	504,125
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	486,128	1,040,314
	Beijing Haohua Energy Resource Co. Ltd., Class A	376,064	643,835
	Beijing Jetsen Technology Co. Ltd., Class A	782,200	643,278
	Beijing New Building Materials PLC, Class A	358,310	1,361,882
		Shares	Value»
CHINA — (Continued)
	Beijing Originwater Technology Co. Ltd., Class A	131,363	$75,553
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	68,500	143,016
	Beijing Sanyuan Foods Co. Ltd., Class A	358,600	320,048
	Beijing Shougang Co. Ltd., Class A	1,336,666	894,564
	Beijing Shunxin Agriculture Co. Ltd., Class A	144,922	269,790
	Beijing Sinnet Technology Co. Ltd., Class A	434,928	1,020,336
	Beijing SL Pharmaceutical Co. Ltd., Class A	228,200	217,825
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	148,735	81,499
	Beijing Strong Biotechnologies, Inc., Class A	130,700	243,044
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	297,000	279,667
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	74,595
	Beijing Yanjing Brewery Co. Ltd., Class A	556,129	1,083,394
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	107,402	190,741
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,614,356	4,747,504
	Best Pacific International Holdings Ltd.	396,000	148,133
*	BGI Genomics Co. Ltd., Class A	15,100	88,530
	Biem.L.Fdlkk Garment Co. Ltd., Class A	95,200	282,573

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Black Peony Group Co. Ltd., Class A	123,400	$200,392
*	Blue Sail Medical Co. Ltd., Class A	264,800	288,237
	Bluestar Adisseo Co., Class A	234,900	457,421
Ω	BOC Aviation Ltd.	578,800	5,943,313
*	BOE HC SemiTek Corp.	253,700	451,347
	BOE Technology Group Co. Ltd., Class A	9,480,826	5,680,398
	BOE Varitronix Ltd.	776,000	424,137
*	Bohai Leasing Co. Ltd., Class A	2,050,400	1,409,611
*	Bomin Electronics Co. Ltd., Class A	73,400	167,493
	Brilliance China Automotive Holdings Ltd.	16,650,000	5,810,277
	Bros Eastern Co. Ltd., Class A	361,300	491,795
*	B-Soft Co. Ltd., Class A	298,340	193,274
	BTG Hotels Group Co. Ltd., Class A	312,913	717,219
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	154,900	351,824
	BXN Holding Co. Ltd., Class A	78,600	47,955
#	BYD Electronic International Co. Ltd.	833,500	2,848,363
	By-health Co. Ltd., Class A	387,000	596,219
*	C C Land Holdings Ltd.	11,379,429	1,744,138
#	C&D International Investment Group Ltd.	2,432,261	4,626,589
	C&S Paper Co. Ltd., Class A	375,800	470,043
	Caitong Securities Co. Ltd., Class A	881,110	1,069,643
*Ω	CALB Group Co. Ltd., Class H	29,800	135,728
	Camel Group Co. Ltd., Class A	362,820	529,882
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	540,301	446,828
		Shares	Value»
CHINA — (Continued)
	Canmax Technologies Co. Ltd., Class A	43,516	$706,850
	Canny Elevator Co. Ltd., Class A	197,400	178,301
	CCCC Design & Consulting Group Co. Ltd., Class A	160,400	156,644
	CCS Supply Chain Management Co. Ltd., Class A	229,000	97,776
	CECEP Solar Energy Co. Ltd., Class A	1,130,800	827,574
	CECEP Wind-Power Corp., Class A	1,871,870	1,170,576
	Central China Land Media Co. Ltd., Class A	402,900	792,845
*††	Central China Management Co. Ltd.	7,334,350	77,576
	CGN New Energy Holdings Co. Ltd.	6,484,000	2,177,602
*	CGN Nuclear Technology Development Co. Ltd., Class A	100,400	115,092
	Changchun Faway Automobile Components Co. Ltd., Class A	207,620	286,550
	Changchun High-Tech Industry Group Co. Ltd., Class A	74,000	923,419
	Changhong Meiling Co. Ltd., Class A	49,300	40,937
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	474,800	289,035
	Changjiang Publishing & Media Co. Ltd., Class A	275,200	347,202
	Changjiang Securities Co. Ltd., Class A	1,076,490	1,266,117
	Chaowei Power Holdings Ltd.	1,282,000	357,549
Ω	Cheerwin Group Ltd.	533,500	169,584
	Cheng De Lolo Co. Ltd., Class A	233,200	304,216
	Chengdu B-Ray Media Co. Ltd., Class A	337,800	254,321

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	108,800	$193,612
	Chengdu Hongqi Chain Co. Ltd., Class A	289,310	220,483
	Chengdu Wintrue Holding Co. Ltd., Class A	373,000	842,543
	Chenguang Biotech Group Co. Ltd., Class A	60,100	101,686
	Chengzhi Co. Ltd., Class A	345,111	637,361
	Chervon Holdings Ltd.	278,900	579,931
*	China Aerospace International Holdings Ltd.	1,164,000	68,216
	China Aircraft Leasing Group Holdings Ltd.	5,826	2,877
	China Animal Husbandry Industry Co. Ltd., Class A	255,800	282,306
	China Automotive Engineering Research Institute Co. Ltd., Class A	87,500	206,949
	China BlueChemical Ltd., Class H	7,524,878	2,596,812
*Ω	China Bohai Bank Co. Ltd., Class H	1,199,500	136,215
	China CAMC Engineering Co. Ltd., Class A	266,600	395,946
#	China Cinda Asset Management Co. Ltd., Class H	11,720,000	1,655,753
	China CITIC Bank Corp. Ltd., Class H	26,394,112	27,679,496
	China Coal Energy Co. Ltd., Class H	9,999,000	18,706,502
	China Coal Xinji Energy Co. Ltd., Class A	615,300	807,336
*††	China Common Rich Renewable Energy Investments Ltd.	14,642,000	0
		Shares	Value»
CHINA — (Continued)
	China Communications Services Corp. Ltd., Class H	9,655,071	$5,311,273
*	China Conch Environment Protection Holdings Ltd.	1,205,000	73,457
	China Conch Venture Holdings Ltd.	1,892,000	2,933,636
	China Construction Bank Corp., Class H	292,777,101	330,486,530
	China CYTS Tours Holding Co. Ltd., Class A	193,700	256,036
	China Design Group Co. Ltd., Class A	194,100	214,119
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	4,426,000	868,858
#††	China Dili Group	4,137,899	65,403
	China Electronics Huada Technology Co. Ltd.	350,000	49,824
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	4,398,000	728,476
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	6,490,514	2,694,330
	China Everbright Bank Co. Ltd., Class H	8,476,000	3,359,670
#Ω	China Feihe Ltd.	6,855,000	3,058,608
	China Film Group Co. Ltd., Class A	49,100	99,332
	China Foods Ltd.	2,876,000	1,364,633
	China Galaxy Securities Co. Ltd., Class H	5,073,000	5,409,294
#	China Gas Holdings Ltd.	4,404,931	4,086,020
	China Great Wall Securities Co. Ltd., Class A	259,500	338,983
	China Hainan Rubber Industry Group Co. Ltd., Class A	396,900	418,901

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Haisum Engineering Co. Ltd., Class A	59,700	$85,403
	China Hongqiao Group Ltd.	7,424,000	31,426,131
#††	China Huiyuan Juice Group Ltd.	4,182,433	187,215
#	China International Marine Containers Group Co. Ltd., Class H	4,168,220	5,740,536
	China Jinmao Holdings Group Ltd.	3,102,902	662,059
	China Jushi Co. Ltd., Class A	890,241	4,518,644
	China Kepei Education Group Ltd.	1,100,000	150,863
	China Lesso Group Holdings Ltd.	3,731,000	2,219,163
	China Lilang Ltd.	1,326,000	649,917
#*Ω	China Literature Ltd.	1,224,800	3,873,803
*	China Longevity Group Co. Ltd.	1,152,649	1,472
#	China Medical System Holdings Ltd.	3,531,000	5,804,334
	China Meheco Group Co. Ltd., Class A	425,320	647,035
#	China Meidong Auto Holdings Ltd.	1,838,000	222,868
	China Mengniu Dairy Co. Ltd.	10,415,000	23,194,321
#	China Merchants Bank Co. Ltd., Class H	8,431,500	51,031,947
	China Merchants Energy Shipping Co. Ltd., Class A	1,427,000	3,664,078
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	507,200	698,435
	China Merchants Port Holdings Co. Ltd.	4,154,291	8,262,798
	China Merchants Property Operation & Service Co. Ltd., Class A	79,900	120,028
		Shares	Value»
CHINA — (Continued)
Ω	China Merchants Securities Co. Ltd., Class H	99,800	$175,758
#*††	China Metal Recycling Holdings Ltd.	3,259,800	0
	China Minsheng Banking Corp. Ltd., Class H	12,305,900	5,615,830
#	China Modern Dairy Holdings Ltd.	4,413,000	742,329
	China National Accord Medicines Corp. Ltd., Class A	126,407	454,656
	China National Building Material Co. Ltd., Class H	10,015,888	6,526,835
	China National Chemical Engineering Co. Ltd., Class A	1,363,900	1,720,403
	China National Gold Group Gold Jewellery Co. Ltd., Class A	240,000	314,883
	China National Medicines Corp. Ltd., Class A	181,200	760,896
	China National Nuclear Power Co. Ltd., Class A	2,594,543	3,417,678
*Ω	China New Higher Education Group Ltd.	1,907,590	180,622
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	287,200	296,353
	China Nonferrous Mining Corp. Ltd.	1,662,000	2,889,725
*	China Oil & Gas Group Ltd.	14,820,000	327,616
	China Oilfield Services Ltd., Class H	6,418,000	7,749,294
#	China Overseas Grand Oceans Group Ltd.	5,185,742	1,885,679
	China Overseas Land & Investment Ltd.	749,500	1,287,397
	China Pacific Insurance Group Co. Ltd., Class H	6,214,200	27,127,260

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Petroleum & Chemical Corp., Class H	78,699,575	$46,494,905
	China Petroleum Engineering Corp., Class A	369,500	220,435
*††	China Properties Investment Holdings Ltd.	3,380,000	0
	China Publishing & Media Co. Ltd., Class A	490,200	421,958
	China Railway Group Ltd., Class H	10,187,000	4,938,466
	China Railway Hi-tech Industry Co. Ltd., Class A	553,800	633,014
	China Railway Materials Co. Ltd., Class A	1,195,200	492,229
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,703,000	2,653,670
	China Railway Tielong Container Logistics Co. Ltd., Class A	303,900	273,302
	China Reinsurance Group Corp., Class H	8,258,000	1,302,165
	China Resources Beer Holdings Co. Ltd.	988,000	3,404,356
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	47,400	121,379
#	China Resources Building Materials Technology Holdings Ltd.	4,100,000	709,603
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	347,381	908,852
	China Resources Gas Group Ltd.	1,653,500	3,972,126
	China Resources Land Ltd.	11,585,000	48,674,737
#	China Resources Medical Holdings Co. Ltd.	2,461,500	898,511
		Shares	Value»
CHINA — (Continued)
Ω	China Resources Pharmaceutical Group Ltd.	7,456,500	$5,005,300
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	293,300	1,113,285
#	China Risun Group Ltd.	1,965,000	763,707
*	China Ruyi Holdings Ltd.	1,492,000	279,069
#*	China Sanjiang Fine Chemicals Co. Ltd.	2,855,000	1,913,776
	China Shenhua Energy Co. Ltd., Class H	8,917,500	55,394,350
	China Shineway Pharmaceutical Group Ltd.	1,660,000	2,059,647
	China South Publishing & Media Group Co. Ltd., Class A	421,700	702,643
	China Starch Holdings Ltd.	10,090,000	245,274
	China State Construction Engineering Corp. Ltd., Class A	9,770,646	7,029,978
	China State Construction International Holdings Ltd.	738,000	857,167
#	China Sunshine Paper Holdings Co. Ltd.	2,083,000	296,754
	China Taiping Insurance Holdings Co. Ltd.	5,793,800	16,563,879
	China Tianying, Inc., Class A	760,400	728,500
Ω	China Tower Corp. Ltd., Class H	17,378,300	24,627,031
	China Traditional Chinese Medicine Holdings Co. Ltd.	5,548,000	1,202,062
	China TransInfo Technology Co. Ltd., Class A	320,882	422,546
#*	China Travel International Investment Hong Kong Ltd.	5,703,631	819,877

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Union Holdings Ltd., Class A	494,700	$405,241
	China Vered Financial Holding Corp. Ltd.	185,000	23,607
	China XD Electric Co. Ltd., Class A	334,100	832,132
	China XLX Fertiliser Ltd.	2,216,000	3,133,968
	China Yongda Automobiles Services Holdings Ltd.	3,465,000	451,643
#*Ω	China Youran Dairy Group Ltd.	3,708,000	1,824,167
	China Zhenhua Group Science & Technology Co. Ltd., Class A	111,500	698,160
	China Zheshang Bank Co. Ltd., Class H	4,591,800	1,430,562
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	96,800	143,171
	Chinasoft International Ltd.	5,424,000	2,406,162
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	270,408	329,001
	Chongqing Changan Automobile Co. Ltd., Class A	1,339,709	1,871,351
	Chongqing Department Store Co. Ltd., Class A	125,084	391,348
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	193,800	357,508
	Chongqing Gas Group Corp. Ltd., Class A	204,000	157,450
	Chongqing Machinery & Electric Co. Ltd., Class H	1,716,000	650,671
	Chongqing Port Co. Ltd., Class A	255,300	182,532
	Chongqing Road & Bridge Co. Ltd., Class A	188,200	164,290
		Shares	Value»
CHINA — (Continued)
	Chongqing Rural Commercial Bank Co. Ltd., Class H	11,151,000	$9,906,413
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	543,700	655,936
*	Chongqing Zhifei Biological Products Co. Ltd., Class A	232,100	516,432
	Chow Tai Seng Jewellery Co. Ltd., Class A	253,200	491,523
	CIMC Enric Holdings Ltd.	2,746,000	3,685,641
	Cisen Pharmaceutical Co. Ltd., Class A	161,500	368,546
	CITIC Ltd.	13,626,483	22,645,230
	CITIC Resources Holdings Ltd.	7,242,000	494,634
	CITIC Securities Co. Ltd., Class H	90,825	322,468
	City Development Environment Co. Ltd., Class A	180,900	373,955
	CMST Development Co. Ltd., Class A	655,800	507,034
	CNGR Advanced Material Co. Ltd., Class A	98,360	923,915
	CNOOC Energy Technology & Services Ltd., Class A	2,122,901	1,378,288
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	222,477	264,067
*	COFCO Biotechnology Co. Ltd., Class A	453,000	403,389
	COFCO Capital Holdings Co. Ltd., Class A	162,200	243,913
#*	COFCO Joycome Foods Ltd.	4,789,000	841,889
	COFCO Sugar Holding Co. Ltd., Class A	255,000	562,133
	Cofoe Medical Technology Co. Ltd., Class A	40,300	313,748
	Concord New Energy Group Ltd.	20,440,000	953,505

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Consun Pharmaceutical Group Ltd.	1,251,000	$2,592,261
	COSCO SHIPPING Development Co. Ltd., Class H	13,628,000	1,934,828
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,118,000	4,958,802
#	COSCO SHIPPING Holdings Co. Ltd., Class H	13,958,500	25,690,813
	COSCO SHIPPING International Hong Kong Co. Ltd.	2,552,000	2,080,425
#	COSCO SHIPPING Ports Ltd.	3,494,210	2,437,612
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	659,500	827,997
	CQ Pharmaceutical Holding Co. Ltd., Class A	374,900	318,832
	CRRC Corp. Ltd., Class H	3,275,000	2,180,027
	CSG Holding Co. Ltd., Class A	632,849	373,747
	CSPC Pharmaceutical Group Ltd.	8,142,000	8,871,330
#	CSSC Hong Kong Shipping Co. Ltd.	3,900,000	1,229,270
	CSSC Science & Technology Co. Ltd., Class A	217,600	436,682
	CTS International Logistics Corp. Ltd., Class A	559,470	457,050
	Dajin Heavy Industry Co. Ltd., Class A	32,300	398,862
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	623,513
*	Damai Entertainment Holdings Ltd.	9,460,000	708,098
	Daqin Railway Co. Ltd., Class A	2,839,361	2,190,457
	Dashang Co. Ltd., Class A	113,216	301,968
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	98,948
		Shares	Value»
CHINA — (Continued)
*	Dezhan Healthcare Co. Ltd., Class A	555,200	$296,453
	Dian Diagnostics Group Co. Ltd., Class A	45,000	127,961
	Dongfang Electric Corp. Ltd., Class H	452,000	2,264,217
	DongFeng Automobile Co. Ltd., Class A	132,900	130,988
	Dongfeng Electronic Technology Co. Ltd., Class A	125,400	207,918
	Dongguan Aohai Technology Co. Ltd., Class A	74,200	518,838
	Dongguan Development Holdings Co. Ltd., Class A	308,200	469,129
	Dongxing Securities Co. Ltd., Class A	523,100	1,015,429
	Dongyue Group Ltd.	5,512,000	9,077,278
	Dynagreen Environmental Protection Group Co. Ltd., Class H	873,000	713,512
*	Easyhome New Retail Group Co. Ltd., Class A	1,496,000	567,567
#	E-Commodities Holdings Ltd.	5,778,000	555,543
#	EEKA Fashion Holdings Ltd.	593,000	485,700
*††	Elion Energy Co. Ltd., Class A	807,498	8,272
	ENN Natural Gas Co. Ltd., Class A	401,200	1,190,777
	Era Co. Ltd., Class A	302,300	189,030
	Eternal Asia Supply Chain Management Ltd., Class A	145,500	119,470
	EVA Precision Industrial Holdings Ltd.	3,832,000	368,705
	Ever Sunshine Services Group Ltd.	1,388,000	350,222
Ω	Everbright Securities Co. Ltd., Class H	121,600	124,846
	Fangda Carbon New Material Co. Ltd., Class A	748,694	623,382

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Fangda Special Steel Technology Co. Ltd., Class A	738,170	$630,438
	Far East Horizon Ltd.	8,098,000	7,762,211
*	Farasis Energy Gan Zhou Co. Ltd., Class A	148,721	305,436
	FAWER Automotive Parts Co. Ltd., Class A	470,012	351,228
	FESCO Group Co. Ltd., Class A	43,700	101,793
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	123,978	853,351
*	FIH Mobile Ltd.	440,600	1,412,737
#	FinVolution Group, ADR	384,083	1,905,052
	First Tractor Co. Ltd., Class H	1,100,000	1,296,137
#*	Flat Glass Group Co. Ltd., Class H	315,000	360,627
	Foshan Electrical & Lighting Co. Ltd., Class A	277,200	230,210
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	140,400	163,551
	Fosun International Ltd.	7,116,183	3,746,583
	Founder Securities Co. Ltd., Class A	713,607	752,265
#	Fu Shou Yuan International Group Ltd.	2,613,000	880,730
#	Fufeng Group Ltd.	8,581,000	7,195,258
	Fujian Funeng Co. Ltd., Class A	644,857	946,120
	Fujian Qingshan Paper Industry Co. Ltd., Class A	124,900	81,467
	Fujian Star-net Communication Co. Ltd., Class A	133,971	521,741
	Fujian Sunner Development Co. Ltd., Class A	329,998	900,009
	Fujian Yuanli Active Carbon Co. Ltd., Class A	18,800	49,088
		Shares	Value»
CHINA — (Continued)
	Gansu Energy Chemical Co. Ltd., Class A	1,396,600	$589,342
	Gansu Shangfeng Cement Co. Ltd., Class A	244,480	502,521
	Gansu Yasheng Industrial Group Co. Ltd., Class A	457,800	291,140
	GCL Energy Technology Co. Ltd., Class A	367,800	958,553
*	GCL Technology Holdings Ltd.	28,393,000	3,284,826
*	GDS Holdings Ltd. (9698 HK), Class A	120,800	637,529
	Geely Automobile Holdings Ltd.	19,921,000	59,248,378
	GEM Co. Ltd., Class A	1,230,500	1,658,213
Ω	Genertec Universal Medical Group Co. Ltd.	3,491,500	2,592,165
*	Genscript Biotech Corp.	452,000	804,730
	GF Securities Co. Ltd., Class H	2,439,000	5,529,511
*	Global New Material International Holdings Ltd.	102,000	110,383
*	Glorious Property Holdings Ltd.	11,363,000	10,881
	GoerTek, Inc., Class A	232,031	841,067
Ω	Golden Throat Holdings Group Co. Ltd.	33,000	14,939
	Goldwind Science & Technology Co. Ltd., Class H	847,800	1,881,883
	Goodbaby International Holdings Ltd.	1,138,000	128,730
	Gotion High-tech Co. Ltd., Class A	246,583	1,332,712
#	Grand Pharmaceutical Group Ltd.	3,827,000	3,057,015
*	Grandjoy Holdings Group Co. Ltd., Class A	118,100	53,071
	Great Wall Motor Co. Ltd., Class H	4,305,000	6,511,456

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Gree Electric Appliances, Inc. of Zhuhai, Class A	576,800	$3,385,907
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	451,200	652,845
#	Greentown China Holdings Ltd.	5,334,591	6,588,931
#Ω	Greentown Management Holdings Co. Ltd.	1,701,000	485,948
	Greentown Service Group Co. Ltd.	4,376,000	2,564,173
	Guangdong Construction Engineering Group Co. Ltd., Class A	853,800	471,822
	Guangdong Dongpeng Holdings Co. Ltd., Class A	369,000	318,568
	Guangdong Dowstone Technology Co. Ltd., Class A	89,700	355,785
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	181,000	305,114
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	187,700	696,871
	Guangdong Goworld Co. Ltd., Class A	105,400	230,614
	Guangdong Guanhao High-Tech Co. Ltd., Class A	316,200	224,659
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	290,600	427,202
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	105,592	782,676
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	59,900	161,411
	Guangdong Provincial Expressway Development Co. Ltd., Class A	283,660	522,583
		Shares	Value»
CHINA — (Continued)
	Guangdong South New Media Co. Ltd., Class A	21,400	$119,301
	Guangdong Tapai Group Co. Ltd., Class A	353,173	443,352
	Guangdong Vanward New Electric Co. Ltd., Class A	188,418	228,082
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	255,935	570,143
	Guanghui Energy Co. Ltd., Class A	1,826,838	1,806,394
*	Guanghui Logistics Co. Ltd., Class A	331,600	285,090
	Guangshen Railway Co. Ltd., Class H	4,916,000	1,502,864
	Guangxi Liugong Machinery Co. Ltd., Class A	509,240	723,550
	Guangxi LiuYao Group Co. Ltd., Class A	126,383	310,236
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	603,400	217,721
	Guangzhou Baiyun International Airport Co. Ltd., Class A	633,200	810,930
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	660,000	1,414,782
	Guangzhou Development Group, Inc., Class A	653,700	681,628
	Guangzhou Haoyang Electronic Co. Ltd., Class A	7,000	38,363
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	83,500	334,683
	Guangzhou Port Co. Ltd., Class A	750,600	356,526
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	108,200	587,320

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Wondfo Biotech Co. Ltd., Class A	88,100	$236,282
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	745,556	985,550
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	196,500	298,590
	Guilin Layn Natural Ingredients Corp., Class A	52,700	67,870
	Guizhou Chanhen Chemical Corp., Class A	73,100	392,673
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	470,232	380,908
	Guizhou Tyre Co. Ltd., Class A	343,800	253,804
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	216,300	107,002
	Guosen Securities Co. Ltd., Class A	1,108,827	1,744,115
Ω	Guotai Haitong Securities Co. Ltd., Class H	5,654,288	9,702,093
	Guoyuan Securities Co. Ltd., Class A	322,150	347,698
	Haier Smart Home Co. Ltd. (600690 C1), Class A	879,896	2,780,072
	Haier Smart Home Co. Ltd. (6690 HK), Class H	7,293,600	20,600,441
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	20,800	38,885
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	7,800	92,520
#*	Hainan Meilan International Airport Co. Ltd., Class H	380,000	297,606
	Hainan Mining Co. Ltd., Class A	221,800	398,847
	Haitian International Holdings Ltd.	2,070,000	5,616,205
		Shares	Value»
CHINA — (Continued)
	Hangxiao Steel Structure Co. Ltd., Class A	795,322	$352,598
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	631,700	884,192
	Hangzhou First Applied Material Co. Ltd., Class A	338,000	930,623
	Hangzhou GreatStar Industrial Co. Ltd.	179,700	903,209
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	36,820	155,275
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	135,331	194,986
*	Hangzhou Iron & Steel Co., Class A	463,000	595,241
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	28,300	171,217
	Hangzhou Robam Appliances Co. Ltd., Class A	197,800	519,992
	Hangzhou Sunrise Technology Co. Ltd., Class A	69,600	148,084
	Hanking Gold International Ltd.	219,000	101,685
	Han's Laser Technology Industry Group Co. Ltd., Class A	87,314	1,298,495
	Harbin Electric Co. Ltd., Class H	2,329,474	6,955,198
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	97,803	212,507
*	Harbin Pharmaceutical Group Co. Ltd., Class A	510,700	268,263
	HBIS Resources Co. Ltd., Class A	152,700	378,472
	Health & Happiness H&H International Holdings Ltd.	275,500	504,889

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hefei Urban Construction Development Co. Ltd., Class A	230,529	$467,119
	Hello Group, Inc., Sponsored ADR	504,616	3,148,804
	Henan Liliang Diamond Co. Ltd., Class A	68,100	541,723
	Henan Mingtai Al Industrial Co. Ltd., Class A	313,400	818,132
	Henan Pinggao Electric Co. Ltd., Class A	304,300	983,329
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	318,100	1,508,472
	Henan Thinker Automatic Equipment Co. Ltd., Class A	8,300	31,808
	Henan Yuguang Gold & Lead Co. Ltd., Class A	306,905	666,847
*	Henan Zhongfu Industry Co. Ltd., Class A	698,800	796,763
	Henan Zhongyuan Expressway Co. Ltd., Class A	411,600	243,566
	Hengan International Group Co. Ltd.	979,000	3,356,363
	Hengdian Group Tospo Lighting Co. Ltd., Class A	55,600	147,451
	Hengli Petrochemical Co. Ltd., Class A	1,682,874	5,467,962
	Hengtong Logistics Co. Ltd., Class A	158,500	209,795
	Hengtong Optic-electric Co. Ltd., Class A	475,008	4,603,616
	Hengyi Petrochemical Co. Ltd., Class A	801,241	2,074,678
	Hesteel Co. Ltd., Class A	3,173,600	1,085,312
	Hexing Electrical Co. Ltd., Class A	103,233	435,161
		Shares	Value»
CHINA — (Continued)
*	High Templar Tech Ltd., Sponsored ADR	157,205	$372,576
	Hisense Visual Technology Co. Ltd., Class A	381,600	1,433,177
*	Hitevision Co. Ltd., Class A	59,800	226,309
	HLA Group Corp. Ltd., Class A	1,438,000	1,392,879
*	HNA Technology Co. Ltd., Class A	637,300	344,216
	Hongli Zhihui Group Co. Ltd., Class A	89,700	101,018
	Hongrun Construction Group Co. Ltd., Class A	165,200	215,005
*	Hongyuan Green Energy Co. Ltd., Class A	63,700	203,420
*	Hopson Development Holdings Ltd.	4,228,308	1,425,181
	Horizon Construction Development Ltd.	2,428,554	281,690
	Hoshine Silicon Industry Co. Ltd., Class A	130,800	858,212
	Huaan Securities Co. Ltd., Class A	616,300	504,021
	Huadian Heavy Industries Co. Ltd., Class A	74,300	96,834
	Huafon Chemical Co. Ltd., Class A	1,238,048	2,136,370
	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	244,308	189,324
*	Huafu Fashion Co. Ltd., Class A	454,700	329,071
	Huaibei Mining Holdings Co. Ltd., Class A	734,600	1,593,769
*	Huaihe Energy Group Co. Ltd., Class A	1,012,100	535,898
	Huangshan Tourism Development Co. Ltd., Class A	137,300	239,262
	Huapont Life Sciences Co. Ltd., Class A	604,400	441,114
Ω	Huatai Securities Co. Ltd., Class H	3,617,800	7,507,060

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huaxi Securities Co. Ltd., Class A	67,355	$86,292
	Huaxia Bank Co. Ltd., Class A	3,459,687	3,489,101
	Huaxin Cement Co. Ltd. (600801 C1), Class A	444,228	1,401,248
	Huaxin Cement Co. Ltd. (6655 HK), Class H	363,600	772,699
	Huayu Automotive Systems Co. Ltd., Class A	857,045	2,344,085
	Hubei Chutian Smart Communication Co. Ltd., Class A	312,700	175,953
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	176,906	718,454
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	371,800	1,782,758
	Hubei Yihua Chemical Industry Co. Ltd., Class A	147,846	367,072
	Huishang Bank Corp. Ltd., Class H	810,900	532,939
	Humanwell Healthcare Group Co. Ltd., Class A	166,700	461,158
	Hunan Aihua Group Co. Ltd., Class A	18,100	52,804
	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	60,700	55,066
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	396,200	508,997
	Hunan Valin Steel Co. Ltd., Class A	2,007,980	1,368,795
	Hunan Zhongke Electric Co. Ltd., Class A	135,900	419,640
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	1,243,800	1,831,065
	IKD Co. Ltd., Class A	225,000	561,329
*Ω	IMAX China Holding, Inc.	76,600	73,508
	Industrial & Commercial Bank of China Ltd., Class H	180,841,996	162,929,622
		Shares	Value»
CHINA — (Continued)
	Industrial Bank Co. Ltd., Class A	5,668,753	$14,876,346
	Industrial Securities Co. Ltd., Class A	1,396,592	1,244,053
	Infore Environment Technology Group Co. Ltd., Class A	631,656	1,261,978
#*Ω	Ingdan, Inc.	1,330,000	358,417
*	Inkeverse Group Ltd.	1,351,000	118,211
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	7,195,400	2,854,067
	Inner Mongolia Berun Chemical Co. Ltd., Class A	855,350	1,126,184
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	824,337	3,920,456
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	338,268	777,281
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,566,151	2,105,842
	Intco Medical Technology Co. Ltd., Class A	140,073	1,170,364
#*	iQIYI, Inc., ADR	1,392,739	1,643,432
*	IRICO Display Devices Co. Ltd., Class A	625,900	742,622
*	JA Solar Technology Co. Ltd., Class A	52,800	84,341
	Jade Bird Integrated Technologies Co. Ltd.	222,840	396,003
	Jangho Group Co. Ltd., Class A	536,100	753,129
	Jason Furniture Hangzhou Co. Ltd., Class A	195,300	831,312
	JCET Group Co. Ltd., Class A	280,646	1,889,177
*Ω	JD Logistics, Inc.	5,796,900	11,289,988
	JD.com, Inc. (9618 HK), Class A	5,803,000	87,916,159
	Jiang Su Suyan Jingshen Co. Ltd., Class A	228,600	364,497
	Jiangling Motors Corp. Ltd., Class A	160,929	443,077

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	366,000	$324,937
	Jiangsu Azure Corp., Class A	282,600	858,972
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	615,000	350,068
	Jiangsu Changbao Steeltube Co. Ltd., Class A	51,700	68,022
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	88,000	174,227
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,063,048	1,139,197
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	213,360	934,604
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	860,157	1,676,554
	Jiangsu Financial Leasing Co. Ltd., Class A	1,108,876	1,119,882
*	Jiangsu General Science Technology Co. Ltd., Class A	425,300	290,516
	Jiangsu Guotai International Group Co. Ltd., Class A	555,480	731,280
	Jiangsu Huachang Chemical Co. Ltd., Class A	269,000	265,773
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	655,220	438,813
	Jiangsu King's Luck Brewery JSC Ltd., Class A	60,300	242,588
	Jiangsu Lianyungang Port Co. Ltd., Class A	139,900	98,054
	Jiangsu Lihua Foods Group Co. Ltd.	196,000	652,182
		Shares	Value»
CHINA — (Continued)
	Jiangsu Linyang Energy Co. Ltd., Class A	344,100	$307,108
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	388,000	536,095
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	337,200	491,450
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	186,600	179,250
	Jiangsu Shagang Co. Ltd., Class A	629,500	410,147
	Jiangsu Shentong Valve Co. Ltd., Class A	116,400	275,519
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	49,100	55,880
	Jiangsu Soho High Hope Group Corp., Class A	490,000	205,298
*	Jiangsu Sopo Chemical Co., Class A	193,129	233,790
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	598,840	435,686
	Jiangsu Yanghe Distillery Co. Ltd., Class A	164,600	1,187,158
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	724,458	483,796
	Jiangsu Zhongtian Technology Co. Ltd., Class A	682,900	3,332,213
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	886,200	349,384
	Jiangxi Copper Co. Ltd., Class H	3,639,000	17,294,219
	Jiangxi Ganyue Expressway Co. Ltd., Class A	653,300	424,070

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	344,000	$674,435
*	Jihua Group Corp. Ltd., Class A	516,900	221,626
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	242,056	671,686
*	Jilin Chemical Fibre, Class A	529,100	396,506
#*††	Jinchuan Group International Resources Co. Ltd.	1,899,000	29,094
	Jinduicheng Molybdenum Co. Ltd., Class A	144,100	415,454
	Jingjin Equipment, Inc., Class A	125,800	345,483
#	JinkoSolar Holding Co. Ltd., ADR	114,798	2,680,533
	Jinlei Technology Co. Ltd., Class A	75,500	336,040
	Jinmao Property Services Co. Ltd.	458,891	150,607
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	670,614	1,902,270
	Jinyu Bio-Technology Co. Ltd., Class A	226,200	484,319
Ω	Jiumaojiu International Holdings Ltd.	613,000	137,345
	Jizhong Energy Resources Co. Ltd., Class A	1,186,400	976,659
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	287,216	460,628
	Jointown Pharmaceutical Group Co. Ltd., Class A	1,066,023	807,963
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	68,500	208,695
	JS Corrugating Machinery Co. Ltd., Class A	176,100	266,663
		Shares	Value»
CHINA — (Continued)
#*Ω	JS Global Lifestyle Co. Ltd.	717,500	$157,692
	JSTI Group, Class A	398,875	396,377
#*	Ju Teng International Holdings Ltd.	1,300,249	672,328
	Kailuan Energy Chemical Co. Ltd., Class A	278,100	240,008
	Kaishan Group Co. Ltd., Class A	234,700	1,062,486
	KE Holdings, Inc., Class A	375,000	2,082,235
	Keda Industrial Group Co. Ltd., Class A	368,200	1,045,051
	Keshun Waterproof Technologies Co. Ltd., Class A	67,300	67,144
#	Kinetic Development Group Ltd.	8,148,000	2,430,541
	Kingboard Holdings Ltd.	2,861,345	16,220,228
	Kingboard Laminates Holdings Ltd.	2,209,500	9,863,559
	Kingfa Sci & Tech Co. Ltd., Class A	532,700	1,343,830
	Kingsoft Corp. Ltd.	1,873,800	5,535,294
	KPC Pharmaceuticals, Inc., Class A	164,500	229,181
	Kuangda Technology Group Co. Ltd., Class A	202,300	180,314
	Kunlun Energy Co. Ltd.	19,194,000	18,471,262
	Lao Feng Xiang Co. Ltd., Class A	98,154	567,117
	Laobaixing Pharmacy Chain JSC, Class A	176,220	362,014
	LB Group Co. Ltd., Class A	443,033	1,098,281
	Lee & Man Chemical Co. Ltd.	218,000	136,594
	Lee & Man Paper Manufacturing Ltd.	4,063,000	1,757,914
	Lee's Pharmaceutical Holdings Ltd.	171,000	24,323
*Ω	Legend Holdings Corp., Class H	921,800	1,120,502
	Lenovo Group Ltd.	7,702,000	11,581,665
	Lens Technology Co. Ltd., Class A	668,261	2,546,064
	Leo Group Co. Ltd., Class A	598,100	568,822

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Leoch Energy, Inc.	5,100	$43,503
	Leoch International Technology Ltd.	255,000	30,231
	Lepu Medical Technology Beijing Co. Ltd., Class A	292,100	615,419
#	LexinFintech Holdings Ltd., ADR	193,627	408,553
	Leyard Optoelectronic Co. Ltd., Class A	543,600	507,951
*	Li Auto, Inc. (2015 HK), Class A	1,523,900	13,410,660
	Li Ning Co. Ltd.	9,221,500	24,007,885
	Lianhe Chemical Technology Co. Ltd., Class A	256,100	621,516
	Liaoning Cheng Da Co. Ltd., Class A	202,900	354,440
	Lier Chemical Co. Ltd., Class A	242,760	459,647
	Lijiang Yulong Tourism Co. Ltd., Class A	136,600	190,024
*	Liuzhou Iron & Steel Co. Ltd., Class A	414,300	277,063
	Livzon Pharmaceutical Group, Inc., Class H	183,100	658,198
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	144,100	453,101
#	LK Technology Holdings Ltd.	1,160,000	403,879
	Loncin Motor Co. Ltd., Class A	173,900	391,313
#Ω	Longfor Group Holdings Ltd.	2,897,740	3,000,399
*	LONGi Green Energy Technology Co. Ltd., Class A	498,300	1,205,937
	Longshine Technology Group Co. Ltd., Class A	129,200	260,095
	Lonking Holdings Ltd.	11,218,000	4,775,451
	Lucky Harvest Co. Ltd., Class A	74,626	323,311
	Luenmei Quantum Co. Ltd., Class A	59,403	57,990
#*††	Lumena Newmat	1,315,048	0
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	46,500	292,686
	Luxi Chemical Group Co. Ltd., Class A	640,300	1,604,193
		Shares	Value»
CHINA — (Continued)
	Luyang Energy-Saving Materials Co. Ltd.	45,900	$66,466
*Ω	Luye Pharma Group Ltd.	2,755,500	910,225
*	Maanshan Iron & Steel Co. Ltd., Class H	2,132,000	694,613
	Mango Excellent Media Co. Ltd., Class A	408,694	1,166,641
#Ω	Maoyan Entertainment	270,786	207,518
	Meihua Holdings Group Co. Ltd., Class A	578,700	841,089
	Mesnac Co. Ltd., Class A	209,900	208,890
#	Metallurgical Corp. of China Ltd., Class H	8,101,000	1,652,047
	M-Grass Ecology & Environment Group Co. Ltd., Class A	455,200	243,108
	Midea Group Co. Ltd. 000333 C2, Class A	198,100	2,355,758
Ω	Midea Real Estate Holding Ltd.	328,400	136,613
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	26,477	220,768
	Ming Yang Smart Energy Group Ltd., Class A	425,500	991,849
*	Mingfa Group International Co. Ltd.	608,000	7,190
	Minmetals Capital Co. Ltd., Class A	521,700	401,496
*	Minmetals Development Co. Ltd., Class A	144,100	235,863
	Minth Group Ltd.	2,872,000	12,560,044
	Moon Environment Technology Co. Ltd., Class A	300,020	1,101,585
	Morimatsu International Holdings Co. Ltd.	340,000	305,381
	MYS Group Co. Ltd., Class A	393,300	196,056

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Nanjing Cosmos Chemical Co. Ltd., Class A	59,000	$120,784
	Nanjing Hanrui Cobalt Co. Ltd., Class A	51,500	366,745
	Nanjing Iron & Steel Co. Ltd., Class A	1,634,600	1,291,683
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	48,400	65,202
	Nanjing Pharmaceutical Group Co. Ltd.	283,000	219,216
*	Nanjing Tanker Corp., Class A	1,203,000	789,075
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	379,900	378,998
#	NetDragon Websoft Holdings Ltd.	189,500	209,542
	Neusoft Corp., Class A	251,600	327,140
	New Hope Liuhe Co. Ltd., Class A	912,451	1,167,757
	Nexteer Automotive Group Ltd.	3,443,000	2,138,993
*	Nine Dragons Paper Holdings Ltd.	6,438,000	5,228,422
	Ningbo Boway Alloy Material Co. Ltd., Class A	167,200	430,347
	Ningbo Exciton Technology Co. Ltd., Class A	15,200	42,501
	Ningbo Huaxiang Electronic Co. Ltd., Class A	278,655	1,068,001
	Ningbo Jintian Copper Group Co. Ltd., Class A	420,900	627,929
	Ningbo Joyson Electronic Corp., Class A	249,241	1,050,445
	Ningbo Peacebird Fashion Co. Ltd., Class A	93,500	195,126
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	100,617	513,181
*	Ningbo Shanshan Co. Ltd., Class A	310,000	758,534
		Shares	Value»
CHINA — (Continued)
	Ningbo Xusheng Group Co. Ltd., Class A	143,400	$325,862
	Ningbo Yunsheng Co. Ltd., Class A	271,184	530,461
	Ningbo Zhoushan Port Co. Ltd., Class A	1,357,400	736,170
	Ningxia Building Materials Group Co. Ltd., Class A	101,900	192,785
	Ningxia Western Venture Industrial Co. Ltd., Class A	354,600	244,168
	Noah Holdings Ltd., Sponsored ADR	81,554	848,977
	Norinco International Cooperation Ltd., Class A	221,500	415,913
	North China Pharmaceutical Co. Ltd., Class A	329,500	251,800
	North Huajin Chemical Industries Co. Ltd., Class A	431,619	359,800
*	North Industries Group Red Arrow Co. Ltd., Class A	157,300	407,768
	Northeast Pharmaceutical Group Co. Ltd., Class A	454,424	328,486
	Northeast Securities Co. Ltd., Class A	507,400	646,894
*	Nuode New Materials Co. Ltd., Class A	381,350	603,316
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	1,180,089
#	Onewo, Inc., Class H	377,500	817,391
	Oppein Home Group, Inc., Class A	100,410	692,428
	Opple Lighting Co. Ltd., Class A	132,500	393,756
	ORG Technology Co. Ltd., Class A	742,120	598,929
	Orient International Enterprise Ltd., Class A	231,000	239,243
#	Orient Overseas International Ltd.	409,000	7,140,360
Ω	Orient Securities Co. Ltd., Class H	1,352,000	1,074,713

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Oriental Energy Co. Ltd., Class A	447,680	$527,525
	Oriental Pearl Group Co. Ltd., Class A	635,660	934,247
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	123,240	215,623
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	1,081,600	579,500
*	PCI Technology Group Co. Ltd., Class A	460,500	361,554
*	Pengxin International Mining Co. Ltd., Class A	220,705	267,211
	People's Insurance Co. Group of China Ltd. , Class H	19,138,000	13,094,529
	PetroChina Co. Ltd., Class H	90,670,000	139,859,746
	PICC Property & Casualty Co. Ltd., Class H	9,521,000	17,198,377
	Ping An Bank Co. Ltd., Class A	5,013,713	8,438,751
#	Ping An Insurance Group Co. of China Ltd., Class H	19,281,000	156,717,856
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	950,203	1,200,990
*	Polaris Bay Group Co. Ltd., Class A	338,000	311,487
	Poly Property Services Co. Ltd., Class H	468,000	1,874,900
*	Porton Pharma Solutions Ltd., Class A	107,900	337,627
Ω	Postal Savings Bank of China Co. Ltd., Class H	30,135,000	19,377,469
	Pou Sheng International Holdings Ltd.	7,369,000	367,332
	Power Construction Corp. of China Ltd., Class A	4,101,720	3,364,297
	Prinx Chengshan Holdings Ltd.	259,500	265,371
		Shares	Value»
CHINA — (Continued)
	Pulike Biological Engineering, Inc., Class A	19,500	$34,190
	PW Medtech Group Ltd.	1,439,000	208,129
	Pylon Technologies Co. Ltd., Class A	25,254	285,904
	Q Technology Group Co. Ltd.	500,000	524,725
	Qfin Holdings, Inc., ADR	56,565	739,870
*	Qi An Xin Technology Group, Inc., Class A	50,335	223,382
	Qingdao Citymedia Co. Ltd., Class A	113,300	105,024
	Qingdao East Steel Tower Stock Co. Ltd., Class A	268,000	945,093
	Qingdao Gon Technology Co. Ltd., Class A	32,335	250,979
	Qingdao Hanhe Cable Co. Ltd., Class A	413,400	529,406
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	25,000	51,157
Ω	Qingdao Port International Co. Ltd., Class H	1,016,000	994,306
	Qingdao Rural Commercial Bank Corp., Class A	1,139,700	507,230
	Qingdao Sentury Tire Co. Ltd., Class A	249,340	629,325
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	75,400	89,436
*	Qingling Motors Co. Ltd., Class H	1,402,000	185,691
	Qinhuangdao Port Co. Ltd., Class H	1,469,000	464,892
*	Quzhou DFP New Material Group Co. Ltd.	208,596	138,752
	Rainbow Digital Commercial Co. Ltd., Class A	253,476	204,600
	Renhe Pharmacy Co. Ltd., Class A	457,500	381,410

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Rianlon Corp., Class A	58,219	$370,657
	Riyue Heavy Industry Co. Ltd., Class A	75,609	141,566
	Rizhao Port Co. Ltd., Class A	691,400	299,871
	Rongsheng Petrochemical Co. Ltd., Class A	1,671,967	3,423,965
*	Roshow Technology Co. Ltd., Class A	396,100	446,985
	Runjian Co. Ltd., Class A	53,400	469,457
	SAIC Motor Corp. Ltd., Class A	1,116,173	2,260,236
	Sailun Group Co. Ltd., Class A	473,700	968,095
	Sanan Optoelectronics Co. Ltd., Class A	655,700	1,315,128
	Sanquan Food Co. Ltd., Class A	278,300	586,392
	Sansure Biotech, Inc., Class A	111,673	280,835
	Sany Heavy Equipment International Holdings Co. Ltd.	1,564,000	2,161,896
	Sany Heavy Industry Co. Ltd., Class A	804,942	2,404,515
	Satellite Chemical Co. Ltd., Class A	403,731	1,752,132
	SDIC Capital Co. Ltd., Class A	87,400	86,064
#*	Seazen Group Ltd.	6,322,857	1,801,542
*††	S-Enjoy Service Group Co. Ltd.	244,000	16,355
	SF Holding Co. Ltd. 002352 C2, Class A	706,700	3,845,725
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	430,400	246,620
	Shaanxi Coal Industry Co. Ltd., Class A	1,996,400	7,631,654
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	830,200	423,366
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,342,700	2,057,990
	Shares	Value»
CHINA — (Continued)
Shandong Bohui Paper Industrial Co. Ltd., Class A	380,900	$354,555
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	117,909	281,401
Shandong Head Group Co. Ltd., Class A	20,500	80,382
Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	135,900	110,339
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	522,599	2,947,416
Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	182,220	104,031
Shandong Humon Smelting Co. Ltd., Class A	275,500	673,791
Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	98,600	224,814
Shandong Jinjing Science & Technology Co. Ltd., Class A	418,900	361,286
Shandong Linglong Tyre Co. Ltd., Class A	248,187	481,626
Shandong Lukang Pharma, Class A	162,100	193,569
Shandong Nanshan Aluminum Co. Ltd., Class A	3,082,850	2,440,430
Shandong Pharmaceutical Glass Co. Ltd., Class A	132,500	361,976
Shandong Publishing & Media Co. Ltd., Class A	363,633	397,016
Shandong Sun Paper Industry JSC Ltd., Class A	883,381	1,906,105

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	29,000	$359,688
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,497,200	1,541,312
	Shandong Xiantan Group Co. Ltd.	217,200	203,851
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	338,000	267,514
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	351,200	577,076
	Shanghai Bailian Group Co. Ltd., Class A	396,500	480,444
	Shanghai Baosteel Packaging Co. Ltd., Class A	243,900	184,309
	Shanghai Bright Meat Group Co. Ltd., Class A	248,300	214,228
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	200,500	379,644
	Shanghai Construction Group Co. Ltd., Class A	2,377,229	941,839
	Shanghai Datun Energy Resources Co. Ltd., Class A	198,300	403,471
*	Shanghai Electric Group Co. Ltd., Class H	5,810,000	2,904,492
	Shanghai Environment Group Co. Ltd., Class A	360,586	432,767
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,263,500	3,101,042
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	132,700	538,570
	Shanghai Huayi Group Co. Ltd., Class A	274,300	438,381
#	Shanghai Industrial Holdings Ltd.	1,273,918	2,507,867
	Shares	Value»
CHINA — (Continued)
Shanghai International Airport Co. Ltd., Class A	113,300	$452,538
Shanghai Jahwa United Co. Ltd., Class A	77,400	228,492
Shanghai Jinjiang International Hotels Co. Ltd., Class A	274,950	1,029,092
Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	226,200	191,985
Shanghai Lingang Holdings Corp. Ltd., Class A	225,159	297,189
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	41,358	49,934
Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	175,890	623,310
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,907,900	2,874,676
Shanghai Pudong Construction Co. Ltd., Class A	244,593	253,347
Shanghai Pudong Development Bank Co. Ltd., Class A	5,862,228	7,954,701
Shanghai Putailai New Energy Technology Group Co. Ltd.	298,350	1,590,600
Shanghai QiFan Cable Co. Ltd., Class A	82,900	443,298
Shanghai RAAS Blood Products Co. Ltd., Class A	177,162	144,272
Shanghai Rural Commercial Bank Co. Ltd., Class A	1,624,600	2,133,476
Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	286,800	403,412
Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	112,100	209,995

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Tunnel Engineering Co. Ltd., Class A	632,134	$550,758
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	201,276	295,800
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	776,992	617,987
	Shanghai Zhezhong Group Co. Ltd., Class A	50,500	131,556
	Shanghai Zhonggu Logistics Co. Ltd., Class A	382,248	607,524
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	451,400	462,414
	Shantou Wanshun New Material Group Co. Ltd., Class A	50,200	72,019
	Shantui Construction Machinery Co. Ltd., Class A	441,300	771,974
	Shanxi Blue Flame Holding Co. Ltd., Class A	267,100	358,726
	Shanxi Coal International Energy Group Co. Ltd., Class A	472,500	975,270
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,242,065	1,279,458
*	Shanxi Guoxin Energy Corp. Ltd., Class A	436,660	230,123
	Shanxi Hi-speed Group Co. Ltd., Class A	276,780	204,373
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	126,560	131,252
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	887,980	2,104,688
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,410,900	880,450
		Shares	Value»
CHINA — (Continued)
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	94,200	$79,189
*	Shanying International Holding Co. Ltd., Class A	718,200	152,926
	Shenghe Resources Holding Co. Ltd., Class A	36,393	139,697
	Shenma Industry Co. Ltd., Class A	312,300	350,893
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,188,800	425,158
	Shenzhen Agricultural Power Group Co. Ltd., Class A	270,241	292,495
	Shenzhen Airport Co. Ltd., Class A	597,901	625,180
	Shenzhen Aisidi Co. Ltd., Class A	143,300	289,885
	Shenzhen Cereals Holdings Co. Ltd., Class A	145,600	163,917
	Shenzhen Comix Group Co. Ltd., Class A	179,600	182,179
	Shenzhen Desay Battery Technology Co., Class A	97,430	416,555
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	160,200	173,059
	Shenzhen Gas Corp. Ltd., Class A	489,200	496,522
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	69,000	148,339
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	265,500	164,615
#	Shenzhen International Holdings Ltd.	3,207,090	3,040,144
*	Shenzhen Investment Ltd.	902,000	94,762
	Shenzhen Invt Electric Co. Ltd., Class A	205,400	235,550

Dimensional Emerging Markets Value Fund
CONTINUED
	Shares	Value»
CHINA — (Continued)
Shenzhen Jufei Optoelectronics Co. Ltd., Class A	226,000	$294,823
Shenzhen Kaifa Technology Co. Ltd., Class A	125,848	543,308
Shenzhen Kangtai Biological Products Co. Ltd., Class A	125,600	259,945
Shenzhen Kedali Industry Co. Ltd., Class A	48,200	1,357,028
Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	173,800	375,152
Shenzhen Laibao Hi-tech Co. Ltd., Class A	195,200	301,167
Shenzhen Leaguer Co. Ltd., Class A	355,700	445,611
Shenzhen Microgate Technology Co. Ltd., Class A	80,200	146,914
Shenzhen MTC Co. Ltd., Class A	987,028	1,604,550
Shenzhen Noposin Crop Science Co. Ltd., Class A	196,000	314,508
Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	972,500	204,975
Shenzhen SC New Energy Technology Corp., Class A	69,700	956,907
Shenzhen Senior Technology Material Co. Ltd., Class A	257,900	625,616
Shenzhen Topraysolar Co. Ltd., Class A	344,500	276,734
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	422,900	280,666
Shenzhen Yinghe Technology Co. Ltd., Class A	116,600	498,098
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,038,400	1,034,224
Shenzhou International Group Holdings Ltd.	11,700	71,316
		Shares	Value»
CHINA — (Continued)
	Shinva Medical Instrument Co. Ltd., Class A	112,750	$227,436
	Shoucheng Holdings Ltd.	6,075,683	1,263,538
	Shougang Fushan Resources Group Ltd.	8,236,819	2,922,078
	Shui On Land Ltd.	12,482,303	847,751
	Sichuan Development Lomon Co. Ltd., Class A	341,500	548,807
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,233,800	536,637
*	Sichuan Hexie Shuangma Co. Ltd., Class A	152,178	596,136
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	288,455	1,461,860
*	Sichuan Lutianhua Co. Ltd., Class A	445,200	318,060
	Sichuan New Energy Power Co. Ltd., Class A	303,200	776,646
	Sichuan Road & Bridge Group Co. Ltd., Class A	1,634,598	1,961,278
	Sichuan Yahua Industrial Group Co. Ltd., Class A	95,800	430,889
	Sinofert Holdings Ltd.	11,308,000	2,262,914
	Sinolink Securities Co. Ltd., Class A	543,205	716,557
	Sinoma International Engineering Co., Class A	728,500	998,052
	Sinoma Science & Technology Co. Ltd., Class A	270,862	2,202,762
	Sinomach Automobile Co. Ltd., Class A	391,700	348,586
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	830,200	523,420
	Sinopec Engineering Group Co. Ltd., Class H	5,842,500	4,696,364
#	Sinopec Kantons Holdings Ltd.	3,896,000	2,026,361

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	4,378,000	$729,873
	Sinopharm Group Co. Ltd., Class H	5,156,400	12,265,846
	Sino-Platinum Metals Co. Ltd., Class A	116,900	345,456
	Sinosteel Engineering & Technology Co. Ltd., Class A	624,600	595,828
	Sinotrans Ltd., Class H	9,862,000	6,434,734
	Sinotruk Hong Kong Ltd.	2,114,835	10,402,252
	Sinotruk Jinan Truck Co. Ltd., Class A	334,358	1,071,164
	Skyworth Digital Co. Ltd., Class A	28,300	52,760
*	Skyworth Group Ltd.	730,000	586,906
	Sleemon Healthy Sleep Technology Co. Ltd., Class A	97,400	147,510
	Snowsky Salt Industry Group Co. Ltd., Class A	472,000	478,963
	Solareast Holdings Co. Ltd., Class A	29,100	35,781
	SooChow Securities Co. Ltd., Class A	848,030	1,001,178
	Southern Publishing & Media Co. Ltd., Class A	234,900	430,591
	Southwest Securities Co. Ltd., Class A	910,400	566,460
#	SSY Group Ltd.	1,162,000	342,064
	Stanley Agricultural Group Co. Ltd., Class A	346,000	554,638
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	504,700	431,137
	State Grid Yingda Co. Ltd., Class A	798,300	695,413
	STO Express Co. Ltd., Class A	166,400	398,982
	Sumavision Technologies Co. Ltd., Class A	213,100	173,941
	Sumec Corp. Ltd., Class A	415,300	745,003
#	Sun Art Retail Group Ltd.	6,356,500	1,182,797
		Shares	Value»
CHINA — (Continued)
	Sun King Technology Group Ltd.	626,000	$129,433
	Sunny Optical Technology Group Co. Ltd.	110,300	908,057
	Sunrise Group Co. Ltd., Class A	194,800	211,764
#*	Sunshine Lake Pharma Co. Ltd., Class H	153,779	808,819
	Sunstone Development Co. Ltd., Class A	94,600	346,661
	Suntak Technology Co. Ltd., Class A	240,308	491,831
	Sunwoda Electronic Co. Ltd., Class A	141,700	573,632
	Suofeiya Home Collection Co. Ltd., Class A	104,300	183,504
	Suzhou Anjie Technology Co. Ltd., Class A	138,800	336,441
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	492,975	426,786
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	299,900	358,418
*	Taiyuan Heavy Industry Co. Ltd., Class A	489,800	171,630
*	Tangrenshen Group Co. Ltd., Class A	438,900	267,626
	TangShan Port Group Co. Ltd., Class A	1,646,190	1,120,943
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	751,025
*	Tanwan, Inc.	17,000	33,195
	Tasly Pharmaceutical Group Co. Ltd., Class A	89,200	197,746
	Tayho Advanced Materials Group Co. Ltd., Class A	262,400	436,334
	TBEA Co. Ltd., Class A	1,143,998	4,528,260
	TCL Electronics Holdings Ltd.	3,778,666	7,302,131

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	TCL Technology Group Corp., Class A	4,338,998	$2,717,395
	TDG Holdings Co. Ltd., Class A	321,400	1,317,240
	Ten Pao Group Holdings Ltd.	304,000	92,201
#	Tian An China Investment Co. Ltd.	4,049,000	2,164,551
	Tian Di Science & Technology Co. Ltd., Class A	1,183,500	987,456
#	Tiangong International Co. Ltd.	5,220,000	2,285,901
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	126,000	69,461
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	525,711	263,617
	Tianjin Port Co. Ltd., Class A	686,668	477,251
	Tianjin Port Development Holdings Ltd.	6,413,657	574,530
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	39,800	105,027
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	134,611	84,772
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	102,461	83,571
	Tianneng Battery Group Co. Ltd., Class A	81,158	363,420
	Tianneng Power International Ltd.	3,920,000	2,881,863
*	Tianqi Lithium Corp., Class H	326,800	2,786,933
	Tianrun Industry Technology Co. Ltd., Class A	286,100	471,942
	Tianshan Aluminum Group Co. Ltd., Class A	754,429	1,855,059
	Tianshui Huatian Technology Co. Ltd., Class A	948,176	1,829,365
		Shares	Value»
CHINA — (Continued)
	Tinergy Chemical Co. Ltd., Class A	714,560	$480,609
	Titan Wind Energy Suzhou Co. Ltd., Class A	431,000	760,925
	Tofflon Science & Technology Group Co. Ltd., Class A	189,800	366,404
	Toly Bread Co. Ltd., Class A	510,435	372,825
	Tomson Group Ltd.	1,155,317	350,173
#	Tong Ren Tang Technologies Co. Ltd., Class H	2,298,000	1,130,389
	Tongcheng Travel Holdings Ltd.	568,000	1,296,448
*	Tongdao Liepin Group	149,000	48,015
	Tongkun Group Co. Ltd., Class A	547,222	1,943,802
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,571,846	3,250,097
*	Tongwei Co. Ltd., Class A	180,814	463,443
	Tongyu Heavy Industry Co. Ltd., Class A	1,188,500	553,799
	Topsec Technologies Group, Inc., Class A	218,500	235,001
Ω	Topsports International Holdings Ltd.	6,738,000	2,582,452
	Transfar Zhilian Co. Ltd., Class A	602,400	515,515
	TravelSky Technology Ltd., Class H	1,901,000	2,353,665
	Triangle Tyre Co. Ltd., Class A	170,100	366,164
*	Trina Solar Co. Ltd., Class A	18,551	47,313
	Trip.com Group Ltd. (9961 HK)	11,850	639,888
	Trip.com Group Ltd. (TCOM US), ADR	686,188	37,198,252
*††	Trony Solar Holdings Co. Ltd.	8,775,000	0
*	Tsinghua Tongfang Co. Ltd., Class A	458,200	538,040
	Unilumin Group Co. Ltd., Class A	155,400	145,350
#	Uni-President China Holdings Ltd.	907,000	834,845

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	V V Food & Beverage Co. Ltd., Class A	314,300	$172,157
	Valiant Co. Ltd., Class A	211,046	514,249
	Vatti Corp. Ltd., Class A	222,900	192,641
*	Venustech Group, Inc., Class A	97,100	222,785
	Vipshop Holdings Ltd., ADR	1,366,683	19,666,568
#*Ω	Viva Biotech Holdings	1,132,500	245,693
	Walvax Biotechnology Co. Ltd., Class A	191,900	366,242
	Wangneng Environment Co. Ltd., Class A	130,540	334,897
	Wanhua Chemical Group Co. Ltd., Class A	606,600	7,975,632
	Wasion Holdings Ltd.	1,040,000	3,606,419
	Wasu Media Holding Co. Ltd., Class A	189,586	205,985
	Weibo Corp. (9898 HK), Class A	46,040	381,175
	Weichai Power Co. Ltd., Class H	6,329,000	31,460,746
	Weifu High-Technology Group Co. Ltd., Class A	130,000	373,150
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	112,200	181,133
	Wencan Group Co. Ltd., Class A	41,500	113,367
	Wens Foodstuff Group Co. Ltd., Class A	150,100	361,191
#	West China Cement Ltd.	10,992,000	3,557,525
	Western Securities Co. Ltd., Class A	556,948	587,516
#	Wharf Holdings Ltd.	1,079,000	3,572,381
	Windey Energy Technology Group Co. Ltd., Class A	182,430	434,003
*	Wingtech Technology Co. Ltd., Class A	31,900	131,266
	Winner Medical Co. Ltd., Class A	75,640	347,274
	Wuchan Zhongda Group Co. Ltd., Class A	1,292,000	970,494
		Shares	Value»
CHINA — (Continued)
	Wuhu Token Science Co. Ltd., Class A	586,700	$565,098
	Wuliangye Yibin Co. Ltd., Class A	4,500	64,016
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	216,923	537,764
	Wuxi Rural Commercial Bank Co. Ltd., Class A	418,200	350,687
	Wuxi Taiji Industry Ltd. Co., Class A	411,647	585,117
	XCMG Construction Machinery Co. Ltd., Class A	2,845,700	4,157,218
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,115,500	57,718
	Xiamen Bank Co. Ltd., Class A	706,900	797,871
	Xiamen C & D, Inc., Class A	598,500	833,335
	Xiamen Port Development Co. Ltd., Class A	151,800	242,569
	Xiamen Xiangyu Co. Ltd., Class A	608,601	643,827
	Xi'An Shaangu Power Co. Ltd., Class A	462,200	622,403
	Xiandai Investment Co. Ltd., Class A	348,400	215,512
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	31,300	56,766
	Xianhe Co. Ltd., Class A	123,874	399,530
	Xinfengming Group Co. Ltd., Class A	420,160	1,142,299
	Xingfa Aluminium Holdings Ltd.	447,000	427,238
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,785,000	2,362,518
	Xinjiang Joinworld Co. Ltd., Class A	380,300	482,401
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	326,600	196,524
#	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	445,443

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	312,000	$393,677
*	Xinjiang Zhongtai Chemical Co. Ltd., Class A	345,800	350,905
*	Xinxiang Chemical Fiber Co. Ltd., Class A	440,670	522,225
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	942,800	636,900
#	Xinyi Energy Holdings Ltd.	5,546,816	845,259
#	Xinyi Solar Holdings Ltd.	13,806,361	5,082,523
	Xinyu Iron & Steel Co. Ltd., Class A	779,300	353,570
	Xtep International Holdings Ltd.	5,495,237	3,018,233
	Xuji Electric Co. Ltd., Class A	224,900	833,937
	Yangling Metron New Material, Inc., Class A	144,140	419,029
	Yankuang Energy Group Co. Ltd., Class H	2,618,000	5,492,978
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	56,001	158,844
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	145,503	2,924,426
*	Yechiu Metal Recycling China Ltd., Class A	319,500	191,802
*	Yibin Tianyuan Group Co. Ltd., Class A	235,590	241,729
	Yifan Pharmaceutical Co. Ltd., Class A	140,800	231,356
	Yihai International Holding Ltd.	130,000	273,428
	Yiren Digital Ltd., Sponsored ADR	194,086	374,586
#Ω	Yixin Group Ltd.	4,875,000	1,183,264
	Yonfer Agricultural Technology Co. Ltd., Class A	410,300	916,653
	Yongjin Technology Group Co. Ltd.	98,900	281,085
		Shares	Value»
CHINA — (Continued)
	YongXing Special Materials Technology Co. Ltd., Class A	67,070	$858,479
	Yotrio Group Co. Ltd., Class A	360,200	171,895
	Youngor Fashion Co. Ltd., Class A	851,613	958,828
	YTO Express Group Co. Ltd., Class A	530,600	1,671,777
#	Yuexiu Property Co. Ltd.	1,205,000	599,868
	Yueyang Forest & Paper Co. Ltd., Class A	325,800	221,845
	YUNDA Holding Group Co. Ltd., Class A	70,889	81,628
	Yunnan Aluminium Co. Ltd., Class A	478,530	2,249,719
	Yunnan Baiyao Group Co. Ltd., Class A	60,508	470,587
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	987,900	1,306,374
	Yunnan Copper Co. Ltd., Class A	274,200	775,469
	Yunnan Energy Investment Co. Ltd., Class A	202,100	343,244
*	Yunnan Energy New Material Group Co. Ltd., Class A	79,800	975,747
	Yunnan Tin Co. Ltd., Class A	202,400	1,057,647
	Yunnan Yuntianhua Co. Ltd., Class A	156,000	829,066
	Zanyu Technology Group Co. Ltd., Class A	26,800	50,312
	ZBOM Home Collection Co. Ltd., Class A	115,400	147,937
	ZCZL Industrial Technology Group Co. Ltd., Class H	1,012,800	2,258,604
	Zhefu Holding Group Co. Ltd., Class A	1,424,640	1,104,417
	Zhejiang Chint Electrics Co. Ltd., Class A	641,052	3,081,415

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Communications Technology Co. Ltd., Class A	850,341	$485,107
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	521,900	342,456
	Zhejiang Dafeng Industry Co. Ltd., Class A	111,800	204,448
	Zhejiang Dahua Technology Co. Ltd., Class A	514,923	1,400,721
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	357,500	690,355
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	221,800	380,876
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	53,800	102,831
#*††	Zhejiang Glass Co. Ltd., Class H	437,000	0
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	217,500	283,875
	Zhejiang Hailiang Co. Ltd., Class A	650,665	1,717,756
	Zhejiang Hailide New Material Co. Ltd., Class A	49,400	44,807
	Zhejiang Hangmin Co. Ltd., Class A	477,181	497,751
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	279,664	464,320
	Zhejiang Huace Film & Television Co. Ltd., Class A	385,032	494,473
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	54,100	135,214
	Zhejiang Huayou Cobalt Co. Ltd., Class A	269,331	2,652,004
	Zhejiang International Group Co. Ltd., Class A	72,600	112,916
	Shares	Value»
CHINA — (Continued)
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	430,300	$515,379
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	120,800	756,104
Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	56,551	122,595
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	212,800	432,111
Zhejiang Longsheng Group Co. Ltd., Class A	589,533	1,134,795
Zhejiang Medicine Co. Ltd., Class A	238,117	508,717
Zhejiang NHU Co. Ltd., Class A	48,976	250,017
Zhejiang Orient Holdings Group Co. Ltd., Class A	845,600	696,495
Zhejiang Runtu Co. Ltd., Class A	347,530	554,283
Zhejiang Semir Garment Co. Ltd., Class A	208,999	185,640
Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	373,900	286,272
Zhejiang Southeast Space Frame Co. Ltd., Class A	326,700	407,655
Zhejiang Taihua New Material Group Co. Ltd., Class A	230,500	306,836
Zhejiang Wanliyang Co. Ltd., Class A	192,341	200,864
Zhejiang Wanma Co. Ltd., Class A	242,300	460,293
Zhejiang Wansheng Co. Ltd., Class A	126,752	241,905
Zhejiang Weiming Environment Protection Co. Ltd., Class A	202,500	637,877

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	70,300	$103,005
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	231,800	297,931
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	264,528	486,241
	Zhejiang Xinao Textiles, Inc., Class A	182,940	233,567
	Zhejiang Xinhua Chemical Co. Ltd., Class A	10,500	52,870
	Zhejiang Yasha Decoration Co. Ltd., Class A	338,200	207,107
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	203,500	153,137
	Zheshang Securities Co. Ltd., Class A	479,500	693,739
*	Zhewen Interactive Group Co. Ltd., Class A	188,400	277,686
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	190,100	285,658
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	484,500	668,341
	Zhongsheng Group Holdings Ltd.	2,400,500	2,191,273
	Zhongtai Securities Co. Ltd., Class A	941,000	831,431
*††	Zhongtian Financial Group Co. Ltd., Class A	926,500	0
	Zhongtong Bus Holding Co. Ltd., Class A	85,500	150,068
	ZhongYeDa Electric Co. Ltd., Class A	139,300	207,360
	Zhongyuan Environment-Protection Co. Ltd., Class A	187,400	232,262
		Shares	Value»
CHINA — (Continued)
Ω	Zhou Hei Ya International Holdings Co. Ltd.	2,947,000	$554,210
	Zhuhai Port Co. Ltd., Class A	167,900	127,762
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,184,200	5,410,812
	Zhuzhou Kibing Group Co. Ltd., Class A	833,546	774,692
	Zhuzhou Times New Material Technology Co. Ltd., Class A	213,900	377,242
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	495,500	478,318
#Ω	ZJLD Group, Inc.	118,200	123,200
	ZJMI Environmental Energy Co. Ltd., Class A	136,403	280,405
*	Zonqing Environmental Ltd.	260,000	8,959
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	4,245,400	4,275,499
#	ZTE Corp., Class H	1,121,200	3,599,182
#	ZTO Express Cayman, Inc. (2057 HK)	1,140,350	28,895,154
TOTAL CHINA			3,505,767,885
COLOMBIA — (0.1%)
	Almacenes Exito SA	22,549	26,153
	Cementos Argos SA	152,535	498,879
*	Corp. Financiera Colombiana SA	63,014	268,440
	Grupo Argos SA	934,468	4,057,890
	Grupo de Inversiones Suramericana SA	276,811	3,899,786
	Mineros SA	30,859	115,006
TOTAL COLOMBIA			8,866,154
CZECH REPUBLIC — (0.1%)
	CEZ AS	13,293	766,339
	Komercni Banka AS	277,089	14,763,239
Ω	Moneta Money Bank AS	103,675	912,647
TOTAL CZECH REPUBLIC			16,442,225

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
GREECE — (0.5%)
	Alpha Bank SA	6,758,535	$27,123,551
	Bank of Greece	19,140	335,170
	ElvalHalcor SA	35,785	167,352
	Fourlis Holdings SA	7,021	37,473
	GEK Terna SA	27,484	1,320,789
	Helleniq Energy Holdings SA	350,372	4,044,544
#	Intracom Holdings SA	244,175	955,926
*	LAMDA Development SA	7,628	54,338
	Motor Oil Hellas Corinth Refineries SA	134,321	5,995,459
	Piraeus Bank SA	3,886,723	36,795,793
	Titan SA (TITC GA)	14,234	765,111
TOTAL GREECE			77,595,506
HONG KONG — (0.0%)
	Truly International Holdings Ltd.	3,984,000	510,569
HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	1,820,667	24,317,184
	Richter Gedeon Nyrt	645	27,206
TOTAL HUNGARY			24,344,390
INDIA — (13.3%)
	Aarti Drugs Ltd.	33,863	135,337
	Aarti Industries Ltd.	130,699	701,977
	Aarti Pharmalabs Ltd.	5,407	42,783
	ACC Ltd.	232,848	3,490,383
*	Aditya Birla Capital Ltd.	1,653,183	6,055,059
*	Aditya Birla Fashion & Retail Ltd.	12,360	8,389
	Advanced Enzyme Technologies Ltd.	38,547	140,695
	AGI Greenpac Ltd.	39,925	267,766
	Ahluwalia Contracts India Ltd.	1,155	10,935
	Alembic Ltd.	360,019	352,088
	Alembic Pharmaceuticals Ltd.	80,948	645,119
	Allcargo Global Ltd.	1,600,297	392,345
*	Allcargo Logistics Ltd.	52,883	5,382
	Amara Raja Energy & Mobility Ltd.	201,178	1,859,994
	Ambuja Cements Ltd.	1,346,803	6,330,694
	Apollo Pipes Ltd.	3,561	16,937
	Apollo Tyres Ltd.	1,851,897	8,015,621
		Shares	Value»
INDIA — (Continued)
*	Arman Financial Services Ltd.	1,487	$23,372
	Arvind Ltd.	924,337	3,896,182
*	Ashoka Buildcon Ltd.	347,982	494,547
*	Asian Granito India Ltd.	29,458	20,406
	Associated Alcohols & Breweries Ltd.	1,364	12,739
	Aurobindo Pharma Ltd.	1,045,999	15,349,225
	Avanti Feeds Ltd.	36,952	543,203
*	AvenuesAI Ltd.	2,852,144	417,971
	Axis Bank Ltd. (AXSB IN)	9,566,457	129,039,158
*	Bajaj Consumer Care Ltd.	91,597	436,528
	Bajaj Holdings & Investment Ltd.	144,873	15,714,535
	Balmer Lawrie & Co. Ltd.	410,440	821,021
	Balrampur Chini Mills Ltd.	702,917	3,882,327
	Banco Products India Ltd.	77,163	503,840
Ω	Bandhan Bank Ltd.	125,421	267,150
	Bank of Baroda	4,048,927	11,324,074
	Bank of India	1,684,055	2,499,877
	Bank of Maharashtra	2,670,903	2,222,455
	Bhansali Engineering Polymers Ltd.	105,389	106,942
	Bharat Bijlee Ltd.	6,801	224,980
	Bharat Heavy Electricals Ltd.	2,308,086	8,605,137
	Biocon Ltd.	750,486	2,846,846
	Birla Corp. Ltd.	160,444	1,558,901
	Birlasoft Ltd.	236,487	925,011
	Bliss Gvs Pharma Ltd.	75,416	220,777
	Bombay Burmah Trading Co.	31,019	491,960
	BSE Ltd.	55,041	2,122,718
	Can Fin Homes Ltd.	202,155	1,865,090
	Canara Bank	6,645,835	9,488,738
*	Capacit'e Infraprojects Ltd.	82,407	220,399
	Caplin Point Laboratories Ltd.	2,700	48,782
*	Cartrade Tech Ltd.	12,748	219,231
	Ceat Ltd.	109,117	3,991,671
	Century Enka Ltd.	29,599	131,778
	Chambal Fertilisers & Chemicals Ltd.	870,457	4,015,619

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Cholamandalam Financial Holdings Ltd.	395,691	$6,478,614
	CIE Automotive India Ltd.	390,539	1,961,251
	Cipla Ltd.	790,605	10,918,017
	City Union Bank Ltd.	1,272,397	3,637,485
	CMS Info Systems Ltd.	20,862	63,900
	Container Corp. of India Ltd.	410,423	2,208,620
	Coromandel International Ltd.	9,978	210,734
	Cosmo First Ltd.	13,485	101,789
*	CSB Bank Ltd.	97,095	395,907
	Cyient Ltd.	128,294	1,187,176
	Dalmia Bharat Ltd.	287,396	5,790,647
*	Dalmia Bharat Refractories Ltd.	799	0
	Datamatics Global Services Ltd.	1,829	14,320
	DB Corp. Ltd.	118,702	270,665
	DCB Bank Ltd.	991,236	1,968,895
*	DCM Shriram Fine Chemicals Ltd.	4,862	1,338
*	DCM Shriram International Ltd.	4,862	3,358
	DCM Shriram Ltd.	198,900	2,538,603
	DCW Ltd.	322,905	162,220
	Deep Industries Ltd.	25,629	132,038
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	311,114	4,096,845
*	Delhivery Ltd.	82,038	405,367
	Delta Corp. Ltd.	54,577	40,972
*	Digitide Solutions Ltd.	45,222	46,219
Ω	Dilip Buildcon Ltd.	49,099	239,232
*	Dishman Carbogen Amcis Ltd.	326,616	636,368
	DLF Ltd.	621,310	3,868,414
#	Dr. Reddy's Laboratories Ltd., ADR	420,830	5,740,121
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	931,600	13,031,264
	eClerx Services Ltd.	1,013	15,335
	Edelweiss Financial Services Ltd.	730,629	882,654
*	EID Parry India Ltd.	507,826	4,542,256
	Electrosteel Castings Ltd.	905,986	786,623
	EPL Ltd.	271,090	652,214
		Shares	Value»
INDIA — (Continued)
*Ω	Equitas Small Finance Bank Ltd.	156,871	$110,768
	Escorts Kubota Ltd.	31,899	1,106,999
*	Eureka Forbes Ltd.	49,543	264,973
	Exide Industries Ltd.	1,037,403	3,947,327
	FDC Ltd.	121,626	473,067
*	Fedbank Financial Services Ltd.	12,058	18,671
	Federal Bank Ltd.	8,795,361	26,803,331
	FIEM Industries Ltd.	27,290	629,524
	Filatex India Ltd.	432,308	209,442
	Finolex Cables Ltd.	133,045	1,393,606
	Finolex Industries Ltd.	809,824	1,476,675
	Firstsource Solutions Ltd.	1,062,209	2,402,218
	Force Motors Ltd.	4,067	861,004
	Fortis Healthcare Ltd.	243,302	2,377,187
	G R Infraprojects Ltd.	6,898	67,996
	Gabriel India Ltd.	14,012	152,305
	GAIL India Ltd. (GAIL IN)	7,516,829	13,042,291
	Garware Hi-Tech Films Ltd.	2,592	110,020
	Gateway Distriparks Ltd.	1,318,343	805,309
	Geojit Financial Services Ltd.	30,015	20,578
	GHCL Ltd.	301,914	1,621,362
	GHCL Textiles Ltd.	339,043	324,194
	GIC Housing Finance Ltd.	31,531	50,448
Ω	Gland Pharma Ltd.	1,886	35,167
	Glenmark Pharmaceuticals Ltd.	544,622	13,813,832
	GM Breweries Ltd.	955	9,698
	Godawari Power & Ispat Ltd.	382,430	1,202,653
	Godfrey Phillips India Ltd.	138,807	3,316,261
*	Godrej Industries Ltd.	18,014	181,125
*	Godrej Properties Ltd.	36,112	700,021
	Goodluck India Ltd.	5,303	70,275
	Granules India Ltd.	568,863	4,222,747
	Graphite India Ltd.	99,552	740,896
	Grasim Industries Ltd.	890,461	26,327,944
	Great Eastern Shipping Co. Ltd.	503,782	8,430,718
*	Greenpanel Industries Ltd.	7,299	17,715
	Gujarat Alkalies & Chemicals Ltd.	122,273	1,028,847
	Gujarat Ambuja Exports Ltd.	632,836	1,040,310

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat Fluorochemicals Ltd.	15,590	$592,160
	Gujarat Mineral Development Corp. Ltd.	382,949	2,984,845
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	345,110	1,723,344
	Gujarat Pipavav Port Ltd.	739,234	1,214,834
	Gujarat State Fertilizers & Chemicals Ltd.	1,130,046	2,044,939
	Gujarat State Petronet Ltd.	1,318,554	3,979,159
	HDFC Bank Ltd.	10,996,321	90,295,157
	HEG Ltd.	262,231	1,644,701
	HeidelbergCement India Ltd.	316,649	530,461
	Hero MotoCorp Ltd. (HMCL IN)	182,434	9,879,434
	HFCL Ltd.	164,462	202,477
	HG Infra Engineering Ltd.	16,921	107,105
	Hikal Ltd.	204,638	408,302
	Himatsingka Seide Ltd.	4,883	4,595
	Hindalco Industries Ltd.	5,483,147	60,183,021
*	Hinduja Global Solutions Ltd.	56,267	241,995
	ICICI Bank Ltd. (IBN US), Sponsored ADR	804,919	21,402,793
	IDFC First Bank Ltd.	14,791,456	10,930,087
*	IFCI Ltd.	102,183	63,519
	IIFL Capital Services Ltd.	768,216	2,561,187
	IIFL Finance Ltd.	753,486	3,681,347
*	India Cements Ltd.	178,846	744,321
	India Glycols Ltd.	151,544	1,670,973
	India Nippon Electricals Ltd.	6,634	55,282
	Indian Bank	606,492	5,455,440
	Indian Metals & Ferro Alloys Ltd.	10,223	162,298
	Indo Count Industries Ltd.	269,979	805,062
*	Indus Towers Ltd.	4,000,754	17,361,326
*	IndusInd Bank Ltd.	1,177,129	11,478,623
	Info Edge India Ltd.	468,317	4,812,406
*	Inox Green Energy Services Ltd.	104,736	199,899
		Shares	Value»
INDIA — (Continued)
	IOL Chemicals & Pharmaceuticals Ltd.	512,670	$512,247
	Ipca Laboratories Ltd.	38,656	624,062
Ω	IRCON International Ltd.	616,627	1,000,877
	J Kumar Infraprojects Ltd.	207,810	1,142,464
	Jagran Prakashan Ltd.	42,054	29,396
	Jai Corp. Ltd.	50,855	62,079
	Jammu & Kashmir Bank Ltd.	1,487,514	2,043,958
	Jindal Poly Films Ltd.	54,978	421,321
	Jindal Saw Ltd.	1,508,427	3,586,409
	Jindal Stainless Ltd.	703,263	5,726,750
	Jindal Steel Ltd.	1,796,070	23,370,670
	Jio Financial Services Ltd.	9,844,822	25,752,456
	JK Lakshmi Cement Ltd.	245,240	1,674,495
	JK Paper Ltd.	431,544	1,643,220
	JK Tyre & Industries Ltd.	610,769	2,661,025
	JM Financial Ltd.	2,405,311	3,515,811
	JSW Energy Ltd.	673,885	3,995,683
	JSW Steel Ltd.	3,139,063	41,971,501
	JTL Industries Ltd.	20,971	17,397
	Jubilant Ingrevia Ltd.	53,900	401,510
	Jubilant Pharmova Ltd.	405,731	4,004,775
*	Just Dial Ltd.	5,531	30,996
	Kalpataru Projects International Ltd.	438,602	5,804,670
	Kalyani Steels Ltd.	92,366	834,174
	Karnataka Bank Ltd.	1,019,469	2,895,486
	Karur Vysya Bank Ltd.	2,638,871	8,165,709
	Kaveri Seed Co. Ltd.	84,229	866,638
	KCP Ltd.	109,886	209,072
	Kirloskar Ferrous Industries Ltd.	22,923	105,292
	Kirloskar Oil Engines Ltd.	233,842	4,222,065
	Kitex Garments Ltd.	65,764	116,173
	KNR Constructions Ltd.	447,105	595,080
*	Kolte-Patil Developers Ltd.	100,381	407,228
	Kotak Mahindra Bank Ltd.	1,590,130	6,465,540
	KRBL Ltd.	237,698	920,351
	Krsnaa Diagnostics Ltd.	12,690	78,556

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	L&T Finance Ltd.	2,844,416	$8,460,023
	Larsen & Toubro Ltd.	1,043,985	44,425,628
	LG Balakrishnan & Bros Ltd.	55,809	1,048,453
	LIC Housing Finance Ltd.	1,549,229	9,103,986
	LT Foods Ltd.	704,871	3,213,086
	Lupin Ltd.	390,200	9,567,080
	LUX Industries Ltd.	1,514	22,571
	Maharashtra Seamless Ltd.	294,087	1,991,437
	Mahindra & Mahindra Financial Services Ltd.	2,664,511	8,784,185
	Mahindra & Mahindra Ltd.	1,840,661	60,304,305
	Mahindra Lifespace Developers Ltd.	23,325	83,667
	Maithan Alloys Ltd.	22,953	239,633
*	Man Industries India Ltd.	32,838	184,614
	Manappuram Finance Ltd.	2,320,125	7,273,766
	Marksans Pharma Ltd.	966,304	1,897,729
	Maruti Suzuki India Ltd.	68,330	9,644,391
Ω	MAS Financial Services Ltd.	44,653	160,914
	Mastek Ltd.	1,510	27,266
*	Max Estates Ltd.	1,944	8,002
	Mayur Uniquoters Ltd.	31,030	180,063
*	Meghmani Organics Ltd.	339,460	176,902
	MOIL Ltd.	328,793	1,081,111
	Monte Carlo Fashions Ltd.	27,961	166,597
	Morepen Laboratories Ltd.	267,822	117,832
	MRF Ltd.	7,176	9,864,689
	Muthoot Finance Ltd.	50,771	1,843,917
	Natco Pharma Ltd.	133,104	1,539,572
	National Aluminium Co. Ltd.	3,840,493	16,088,861
	National Fertilizers Ltd.	369,527	306,767
	Nava Ltd.	659,778	4,605,751
	Navneet Education Ltd.	99,277	152,325
*	Nazara Technologies Ltd.	12,797	35,716
	NCC Ltd.	2,072,365	3,601,350
	NESCO Ltd.	31,071	405,711
		Shares	Value»
INDIA — (Continued)
	NIIT Learning Systems Ltd.	430,894	$1,412,121
	NIIT Ltd.	427,275	317,479
	Nilkamal Ltd.	35,509	488,827
	NMDC Ltd.	10,397,661	9,955,584
*	NMDC Steel Ltd.	2,233,783	1,011,786
	NOCIL Ltd.	333,297	636,103
	NRB Bearings Ltd.	106,464	317,769
	Nucleus Software Exports Ltd.	20,834	178,009
*	Nuvoco Vistas Corp. Ltd.	14,581	45,661
	Oberoi Realty Ltd.	239,718	4,237,317
*	Onesource Specialty Pharma Ltd.	32,897	609,371
	Orient Cement Ltd.	418,372	639,003
*	Orient Green Power Co. Ltd.	503,154	67,323
	Paisalo Digital Ltd.	157,006	83,069
	Panama Petrochem Ltd.	46,856	139,822
Ω	Paradeep Phosphates Ltd.	37,089	50,790
Ω	Parag Milk Foods Ltd., Class F	88,474	211,157
*	Patel Engineering Ltd.	988,169	296,538
	PCBL Chemical Ltd.	774,462	2,372,443
*	Pennar Industries Ltd.	110,596	195,997
	Petronet LNG Ltd.	3,739,500	11,030,092
*	Piramal Finance Ltd.	281,593	5,941,633
	Piramal Pharma Ltd.	1,576,843	2,705,231
Ω	PNB Housing Finance Ltd.	512,667	5,663,558
	PNC Infratech Ltd.	337,229	761,118
	Pokarna Ltd.	1,170	10,902
	Polyplex Corp. Ltd.	91,920	921,753
	Power Finance Corp. Ltd.	6,354,839	30,209,092
	Power Mech Projects Ltd.	13,818	366,156
	Prakash Industries Ltd.	453,205	684,546
Ω	Prataap Snacks Ltd.	3,176	33,541
	Prestige Estates Projects Ltd.	350,276	5,228,397
*	PSP Projects Ltd.	6,351	53,268
*	PTC India Financial Services Ltd.	696,718	229,811
	PTC India Ltd.	1,137,852	2,536,496
	Punjab National Bank	6,093,734	7,068,373
*	PVR Inox Ltd.	38,760	440,338
Ω	Quess Corp. Ltd.	18,269	38,192
	Rain Industries Ltd.	816,742	1,089,553

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Rallis India Ltd.	340,356	$954,883
	Ramco Cements Ltd.	81,597	802,653
	Ramco Industries Ltd.	94,039	266,158
*	Ramky Infrastructure Ltd.	13,676	72,833
	Rane Holdings Ltd.	4,370	52,028
	Rashtriya Chemicals & Fertilizers Ltd.	975,347	1,337,885
*	Raymond Lifestyle Ltd.	133,014	1,129,497
*	Raymond Ltd.	166,268	825,387
*	Raymond Realty Ltd.	166,268	784,047
Ω	RBL Bank Ltd.	1,770,101	6,338,663
	REC Ltd.	7,352,254	27,675,604
	Redington Ltd.	3,478,812	7,962,139
	Redtape Ltd.	161,903	220,827
	Reliance Industries Ltd. (RIL IN)	21,851,121	332,607,122
*	Reliance Power Ltd.	8,487,744	2,602,621
	Repco Home Finance Ltd.	198,419	858,264
	Rhi Magnesita India Ltd.	13,368	57,187
	Rico Auto Industries Ltd.	203,415	244,503
	RITES Ltd.	119,262	276,312
*	RPSG Ventures Ltd.	4,159	37,429
*	SAMHI Hotels Ltd.	9,911	16,394
*	Sammaan Capital Ltd.	139,053	214,013
	Samvardhana Motherson International Ltd.	12,595,117	16,237,733
	Sandhar Technologies Ltd.	23,759	125,597
	Sandur Manganese & Iron Ores Ltd.	31,329	69,699
	Sanghvi Movers Ltd.	22,253	75,488
	Sarda Energy & Minerals Ltd.	200,161	1,253,199
	Sasken Technologies Ltd.	7,505	104,696
*	Satin Creditcare Network Ltd.	17,437	32,431
	Savita Oil Technologies Ltd.	19,237	73,163
	Seshasayee Paper & Boards Ltd.	83,170	235,203
Ω	SH Kelkar & Co. Ltd.	60,948	93,917
*	Shankara Buildpro Ltd.	8,436	99,874
	Sharda Cropchem Ltd.	63,237	718,093
*	Sheela Foam Ltd.	17,319	94,122
		Shares	Value»
INDIA — (Continued)
	Shilpa Medicare Ltd.	12,059	$52,355
	Shipping Corp. of India Land & Assets Ltd.	839,608	394,569
	Shipping Corp. of India Ltd.	841,720	2,716,367
	Shriram Finance Ltd.	4,303,590	42,854,299
	Shriram Pistons & Rings Ltd.	1,349	50,006
	Shyam Metalics & Energy Ltd.	13,352	122,787
	Siyaram Silk Mills Ltd.	37,678	228,890
	Sobha Ltd.	21,228	321,741
	Somany Ceramics Ltd.	6,442	32,109
	South Indian Bank Ltd.	6,471,133	2,711,139
	SP Apparels Ltd.	2,423	20,920
	Star Cement Ltd.	115,266	280,488
	State Bank of India (SBIN IN)	7,873,800	89,352,258
	State Bank of India (SBKFF US), GDR	19,590	2,237,178
	Steel Authority of India Ltd.	3,994,477	7,836,565
*	Sterlite Technologies Ltd.	28,950	90,729
	Strides Pharma Science Ltd.	312,359	3,438,450
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	1,595,092	30,583,975
	Sun TV Network Ltd.	333,968	2,150,690
	Sundaram-Clayton Ltd.	702	10,564
	Sunflag Iron & Steel Co. Ltd.	59,174	182,212
	Sunteck Realty Ltd.	173,757	626,328
	Surya Roshni Ltd.	309,920	826,861
	Talbros Automotive Components Ltd.	9,154	32,036
	Tamilnad Mercantile Bank Ltd.	2,918	22,718
	Tanla Platforms Ltd.	8,103	43,984
	Tata Chemicals Ltd.	752,322	6,419,483
	Tata Consumer Products Ltd.	485,561	5,883,525
*	Tata Motors Ltd./new	4,118,422	17,999,004
	Tata Motors Passenger Vehicles Ltd.	4,118,422	14,928,181
	Tata Steel Ltd.	25,119,759	56,182,344
	Tech Mahindra Ltd.	12,491	195,293

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Time Technoplast Ltd.	1,385,626	$2,848,142
	Tourism Finance Corp. of India Ltd.	230,580	176,491
	Transport Corp. of India Ltd.	126,919	1,246,032
	Trident Ltd.	465,215	128,428
	Triveni Engineering & Industries Ltd.	468,792	2,045,069
	TVS Srichakra Ltd.	7,893	322,908
	Uflex Ltd.	196,398	927,468
*Ω	Ujjivan Small Finance Bank Ltd.	954,037	575,666
*	Unichem Laboratories Ltd.	146,926	604,885
	Union Bank of India Ltd.	1,395,941	2,455,237
	Universal Cables Ltd.	1,218	10,790
	UPL Ltd.	1,356,419	9,235,801
	Usha Martin Ltd.	393,840	1,870,813
	VA Tech Wabag Ltd.	112,443	1,792,525
	Vaibhav Global Ltd.	50,098	115,809
	Vardhman Textiles Ltd.	702,522	4,573,408
	Veedol Corp. Ltd.	12,943	194,482
	Venky's India Ltd.	3,529	59,333
	Vindhya Telelinks Ltd.	14,407	209,734
	Vishnu Chemicals Ltd.	8,290	52,219
*	Vodafone Idea Ltd.	4,085,048	440,367
	Voltamp Transformers Ltd.	759	94,095
	Welspun Corp. Ltd.	591,274	7,923,966
	Welspun Enterprises Ltd.	376,817	2,089,445
	Welspun Living Ltd.	993,088	1,358,751
	West Coast Paper Mills Ltd.	150,784	773,643
	Wheels India Ltd.	3,350	42,935
	Wipro Ltd.	8,252,206	17,631,714
*	Yes Bank Ltd.	8,828,425	1,871,247
	Zee Entertainment Enterprises Ltd.	1,205,331	1,148,715
	Zensar Technologies Ltd.	308,505	1,681,906
	Zydus Lifesciences Ltd.	274,482	2,597,629
	Zydus Wellness Ltd.	123,632	663,621
TOTAL INDIA			1,924,784,992
INDONESIA — (1.1%)
	ABM Investama Tbk. PT	1,749,500	298,004
	Adi Sarana Armada Tbk. PT	4,537,700	211,684
		Shares	Value»
INDONESIA — (Continued)
*	Alam Sutera Realty Tbk. PT	2,985,000	$22,940
	Alamtri Minerals Indonesia Tbk. PT	9,068,300	971,168
	Alamtri Resources Indonesia Tbk. PT	51,872,500	7,565,290
	Aneka Tambang Tbk. PT	28,082,400	6,094,286
	Aspirasi Hidup Indonesia Tbk. PT	16,952,400	350,888
	Astra Agro Lestari Tbk. PT	1,663,967	778,552
	Astra International Tbk. PT	81,295,400	28,163,885
	Astra Otoparts Tbk. PT	2,237,900	332,557
*††	Bakrie Telecom Tbk. PT	160,430,200	0
	Bank BTPN Syariah Tbk. PT	4,143,200	239,540
	Bank Negara Indonesia Persero Tbk. PT	36,374,082	7,837,120
	Bank OCBC Nisp Tbk. PT	6,499,200	497,447
	Bank Pan Indonesia Tbk. PT	42,778,601	2,523,369
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	10,365,284	521,156
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	14,342,100	480,556
	Bank Tabungan Negara Persero Tbk. PT	26,825,915	2,105,473
	BFI Finance Indonesia Tbk. PT	5,532,200	255,752
	BISI International Tbk. PT	9,253,500	401,477
	Blue Bird Tbk. PT	497,500	44,405
*	Buana Lintas Lautan Tbk. PT	55,297,900	1,632,079
*	Bukalapak.com Tbk. PT	99,162,800	855,042
	Bukit Asam Persero Tbk. PT	19,060,700	3,162,788
*	Buma Internasional Grup Tbk. PT	14,137,100	206,091
*	Bumi Serpong Damai Tbk. PT	16,122,200	718,837

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Ciputra Development Tbk. PT	58,089,578	$2,317,002
	Dayamitra Telekomunikasi PT	41,026,000	1,222,763
	Dharma Satya Nusantara Tbk. PT	14,424,900	1,465,522
	Elang Mahkota Teknologi Tbk. PT	33,623,700	1,606,753
	Elnusa Tbk. PT	18,387,300	841,570
*	Energi Mega Persada Tbk. PT	24,387,100	2,409,543
	Erajaya Swasembada Tbk. PT	48,693,800	1,153,831
	ESSA Industries Indonesia Tbk. PT	16,469,200	832,439
	Gajah Tunggal Tbk. PT	8,135,800	562,125
	Gudang Garam Tbk. PT	1,830,000	1,694,943
*	Harum Energy Tbk. PT	5,184,100	299,082
	Indah Kiat Pulp & Paper Tbk. PT	13,754,900	7,776,281
	Indika Energy Tbk. PT	8,454,400	1,786,946
	Indo Tambangraya Megah Tbk. PT	2,257,000	3,476,219
	Indocement Tunggal Prakarsa Tbk. PT	3,856,300	1,160,979
	Indofood Sukses Makmur Tbk. PT	24,262,000	9,464,372
	Japfa Comfeed Indonesia Tbk. PT	25,385,850	3,642,994
	Jaya Real Property Tbk. PT	43,375,300	2,740,179
	Kawasan Industri Jababeka Tbk. PT	136,923,356	1,425,025
	Medco Energi Internasional Tbk. PT	37,057,632	3,757,603
*	Media Nusantara Citra Tbk. PT	8,372,500	117,228
*	Merdeka Battery Materials Tbk. PT	36,173,000	1,418,967
	Metrodata Electronics Tbk. PT	5,843,050	190,875
	Mitra Adiperkasa Tbk. PT	16,626,900	1,170,340
	Mitra Pinasthika Mustika Tbk. PT	5,317,000	302,759
*	MNC Tourism Indonesia Tbk. PT	3,186,100	20,447
		Shares	Value»
INDONESIA — (Continued)
	Pabrik Kertas Tjiwi Kimia Tbk. PT	4,827,100	$2,416,852
	Pakuwon Jati Tbk. PT	31,540,600	575,864
*	Panin Financial Tbk. PT	65,508,700	918,137
*	Paninvest Tbk. PT	6,451,100	288,725
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	13,522,984	1,348,395
*	PP Persero Tbk. PT	8,322,600	125,176
	Puradelta Lestari Tbk. PT	1,797,000	14,661
	Salim Ivomas Pratama Tbk. PT	10,218,600	454,564
	Samudera Indonesia Tbk. PT	18,173,700	365,876
	Sarana Menara Nusantara Tbk. PT	16,526,100	454,315
	Sawit Sumbermas Sarana Tbk. PT	198,400	15,802
	Semen Indonesia Persero Tbk. PT	12,009,451	1,391,118
	Sumber Tani Agung Resources Tbk. PT	725,000	51,571
	Summarecon Agung Tbk. PT	36,111,700	646,927
	Surya Citra Media Tbk. PT	8,633,500	124,829
	Surya Semesta Internusa Tbk. PT	26,075,400	2,691,869
*††	Suryainti Permata Tbk. PT	17,378,000	0
	Tempo Scan Pacific Tbk. PT	1,147,300	161,765
	Timah Tbk. PT	4,615,300	957,741
	Trimegah Bangun Persada Tbk. PT	13,249,100	800,819
	Triputra Agro Persada PT	3,649,900	442,731
	Tunas Baru Lampung Tbk. PT	10,171,400	425,956
	Unggul Indah Cahaya Tbk. PT	288,335	206,474
	United Tractors Tbk. PT	8,116,500	13,637,460
	Vale Indonesia Tbk. PT	9,732,019	3,861,790
*††	Waskita Karya Persero Tbk. PT	25,152,582	55,042
*††	Wijaya Karya Persero Tbk. PT	11,988,700	26,491
*	Wir Asia Tbk. PT	27,339,000	124,912

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	XLSMART Telecom Sejahtera Tbk. PT	20,933,703	$3,557,377
TOTAL INDONESIA			155,270,412
KUWAIT — (0.6%)
	A'ayan Leasing & Investment Co. KSCP	3,414,725	2,817,664
*	Acico Industries Co. KSC	719,068	1,025,964
	Agility Public Warehousing Co. KSCC	6,638,111	3,114,494
	Al Ahli Bank of Kuwait KSCP	2,785,139	2,529,912
††	Al-Eid Food KSC	408,269	107,544
	Arzan Financial Group for Financing & Investment KPSC	4,016,034	4,742,721
	Beyout Holding Co. KPSC	31,963	38,684
	Boubyan Petrochemicals Co. KSCP	1,627,525	3,251,144
	Burgan Bank SAK	3,105,223	2,029,654
	Combined Group Contracting Co. SAK	324,825	1,014,874
*	First Investment Co. KSCP	563,353	227,745
	Gulf Bank KSCP	11,051,357	12,201,129
	Gulf Cables & Electrical Industries Group Co. KSCP	207,464	1,306,888
	Heavy Engineering & Ship Building Co. KSCP	99,618	250,198
	Integrated Holding Co. KCSC	368,166	504,413
	KAMCO Investment Co. KSC	216,619	142,099
	Kuwait Cement Co. KSC	165,971	236,686
	Kuwait Financial Centre SAK	81,754	38,086
	Kuwait International Bank KSCP	4,938,922	4,371,580
	Kuwait Investment Co. SAK	469,997	298,606
	Mezzan Holding Co. KSCC	167,418	697,829
		Shares	Value»
KUWAIT — (Continued)
	Mobile Telecommunications Co. KSCP	8,618,229	$15,976,879
*	Munshaat Real Estate Projects Co. KSCP	33,808	22,889
	National Bank of Kuwait SAKP	2,309,166	6,461,137
*	National Consumer Holding Co. SAK	1,097,967	382,292
	National Industries Group Holding SAK	6,624,807	5,589,829
	National Investments Co. KSCP	2,103,364	1,787,271
	Oula Fuel Marketing Co.	220,870	194,326
	Specialities Group Holding Co. KSCC	442,470	264,203
*	Warba Bank KSCP	11,650,151	11,040,858
TOTAL KUWAIT			82,667,598
MALAYSIA — (1.3%)
#	Aeon Co. M Bhd.	2,052,800	600,027
	AEON Credit Service M Bhd.	234,300	348,917
#*	AFFIN Bank Bhd.	7,969,049	5,062,247
#	Alliance Bank Malaysia Bhd.	5,503,964	6,466,508
	Allianz Malaysia Bhd.	119,400	622,259
	AMMB Holdings Bhd. (AMM MK)	7,834,962	12,140,500
#	Axiata Group Bhd.	5,873,900	3,478,297
#	Bank Islam Malaysia Bhd.	1,797,507	1,060,042
	Batu Kawan Bhd.	1,621,150	8,566,628
#*	Berjaya Corp. Bhd.	13,034,214	856,077
#*	Berjaya Property Bhd.	5,491,800	359,946
*	Bumi Armada Bhd.	2,477,800	250,408
#	Cahya Mata Sarawak Bhd.	1,577,600	495,452
#	CIMB Group Holdings Bhd.	18,673,856	36,063,121
#	Dayang Enterprise Holdings Bhd.	1,064,000	542,671
#	DRB-Hicom Bhd.	3,558,500	1,059,230
	Eastern & Oriental Bhd.	1,848,300	377,529
#	Eco World Development Group Bhd.	2,973,400	1,546,185
#	Genting Bhd.	7,005,200	4,542,174
	Genting Malaysia Bhd.	9,341,100	4,658,929

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Genting Plantations Bhd.	272,300	$355,952
	Guan Chong Bhd.	1,248,600	259,633
#	HAP Seng Consolidated Bhd.	474,582	346,785
#*	Hartalega Holdings Bhd.	3,436,000	972,112
#	Hibiscus Petroleum Bhd.	1,772,400	984,135
#	Hong Leong Financial Group Bhd.	1,248,434	5,927,588
*	IGB Bhd.	4,533,444	2,726,640
	IJM Corp. Bhd.	9,738,718	5,929,338
#	Insas Bhd.	1,544,300	336,862
#	IOI Properties Group Bhd.	5,148,525	5,388,217
#	Jaya Tiasa Holdings Bhd.	2,431,633	710,533
#	Keck Seng Malaysia Bhd.	740,900	1,004,526
#	Kossan Rubber Industries Bhd.	2,739,700	759,163
#	KSL Holdings Bhd.	1,372,265	1,060,266
	Kumpulan Fima Bhd.	552,500	353,645
	Land & General Bhd.	48,620	1,835
#	LBS Bina Group Bhd.	3,741,134	444,105
#	Leong Hup International Bhd.	2,395,100	447,018
#	Magnum Bhd.	3,225,245	1,040,813
	Mah Sing Group Bhd.	6,366,062	1,770,360
	Malayan Cement Bhd.	162,000	283,687
#	Malayan Flour Mills Bhd.	3,139,375	443,802
#	Matrix Concepts Holdings Bhd.	2,829,225	963,571
#	MBM Resources Bhd.	769,903	985,670
#	MBSB Bhd.	8,735,043	1,509,316
	Mega First Corp. Bhd.	972,400	759,696
	MISC Bhd.	4,074,104	8,595,632
#	MKH Bhd.	1,443,578	334,693
	MKH Oil Palm East Kalimantan Bhd.	268,982	41,309
#	MNRB Holdings Bhd.	2,006,779	1,255,683
#	Muhibbah Engineering M Bhd.	1,668,700	227,188
#	OCK Group Bhd.	213,300	20,980
#	Oriental Holdings Bhd.	2,554,379	4,643,341
#	OSK Holdings Bhd.	9,067,808	4,117,974
#	Pantech Group Holdings Bhd.	2,076,194	340,247
		Shares	Value»
MALAYSIA — (Continued)
#	Paramount Corp. Bhd.	1,435,655	$365,771
#	Perak Transit Bhd.	2,001,500	123,641
#	Petron Malaysia Refining & Marketing Bhd.	224,100	249,173
	Petronas Chemicals Group Bhd.	2,981,200	4,449,530
	PPB Group Bhd.	1,925,439	5,589,933
	RHB Bank Bhd.	7,326,108	15,022,013
#	Sarawak Oil Palms Bhd.	1,145,500	1,310,791
	Scientex Bhd.	71,800	68,399
	Sime Darby Bhd.	11,734,100	6,395,438
#	Sime Darby Property Bhd.	7,330,900	2,624,087
	SP Setia Bhd. Group	233,273	61,267
#	Suria Capital Holdings Bhd.	793,880	258,055
	Syarikat Takaful Malaysia Keluarga Bhd.	36,200	30,298
#	Ta Ann Holdings Bhd.	934,526	1,278,189
#	Top Glove Corp. Bhd.	7,228,000	1,319,991
#*	Tropicana Corp. Bhd.	2,525,361	772,029
#*	TSH Resources Bhd.	807,000	266,585
#	UEM Sunrise Bhd.	959,745	156,631
	United Malacca Bhd.	740,500	1,102,957
#	UOA Development Bhd.	8,288,500	3,751,313
*	Vantris Energy Bhd.	1,985,485	184,822
	Velesto Energy Bhd.	16,539,528	1,415,403
	VS Industry Bhd.	3,283,400	174,496
*	WCT Holdings Bhd.	3,325,424	398,503
	Yinson Holdings Bhd.	1,554,025	839,286
#	YTL Corp. Bhd.	1,663,260	856,616
TOTAL MALAYSIA			193,504,679
MEXICO — (2.4%)
#*	Alpek SAB de CV	8,767,826	6,274,026
Ω	Banco del Bajio SA	1,665,034	5,239,541
#	Becle SAB de CV	85,302	69,097
	Cemex SAB de CV (CEMEXCPO MM)	4,497,186	5,524,780
	Cemex SAB de CV (CX US), Sponsored ADR	3,267,721	40,192,961
*	Controladora AXTEL SAB de CV	23,823,748	1,140,147
	Corp. Actinver SAB de CV	89,268	114,980

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	814,543	$1,911,799
	Cydsa SAB de CV	5,874	10,088
*	Dine SAB de CV	993,273	1,251,222
	El Puerto de Liverpool SAB de CV, Class C1	488,179	2,885,170
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	368,705	4,354,976
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	57,676	6,819,610
	GCC SAB de CV	448,657	5,291,628
#	Genomma Lab Internacional SAB de CV, Class B	2,013,027	1,893,353
	Gentera SAB de CV	3,390,281	8,859,738
#	Grupo Bimbo SAB de CV	639,243	2,172,954
#	Grupo Carso SAB de CV	1,989,141	15,182,309
#	Grupo Comercial Chedraui SA de CV	474,710	2,777,577
	Grupo Financiero Banorte SAB de CV, Class O	3,710,530	40,436,997
#	Grupo Financiero Inbursa SAB de CV, Class O	5,380,795	13,245,223
	Grupo Gigante SAB de CV	471,076	864,298
*	Grupo Industrial Saltillo SAB de CV	1,263,366	904,032
	Grupo Mexico SAB de CV	4,031,177	44,192,140
*	Grupo Posadas SAB de CV	71,236	121,523
*	Grupo Simec SAB de CV (SIMECB MM)	689,708	6,553,973
*	Industrias CH SAB de CV	1,702,620	15,400,434
*	Industrias Penoles SAB de CV	505,357	25,631,640
	KUO SAB de CV	1,904,343	6,321,828
#	La Comer SAB de CV	2,667,900	6,026,581
	Megacable Holdings SAB de CV	1,737,445	6,109,926
		Shares	Value»
MEXICO — (Continued)
*	Minera Frisco SAB de CV, Class A1	4,888,469	$2,644,533
*Ω	Nemak SAB de CV	8,259,761	1,560,364
#	Operadora De Sites Mexicanos SAB de CV, Class A-1	12,920	12,292
*	Orbia Advance Corp. SAB de CV	2,690,569	3,208,321
	Organizacion Cultiba SAB de CV	106,882	79,358
#	Organizacion Soriana SAB de CV, Class B	13,553,166	25,991,417
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	574,258	9,092,268
	Regional SAB de CV	259,183	2,176,018
	Sigma Foods SAB de CV	26,730,306	25,401,327
*	Vitro SAB de CV	733,580	236,009
TOTAL MEXICO			348,176,458
PHILIPPINES — (0.4%)
*††	ACR Mining Corp.	105,455	0
	Alliance Global Group, Inc.	9,126,106	1,269,499
*	Atlas Consolidated Mining & Development Corp.	2,155,600	265,209
	Ayala Corp.	272,770	2,073,988
	Ayala Land, Inc.	9,284,100	2,284,342
	BDO Unibank, Inc.	1,523,371	2,848,635
	Belle Corp.	4,041,000	85,472
	China Banking Corp.	7,394,692	7,236,721
	Cosco Capital, Inc.	5,754,100	627,859
	DMCI Holdings, Inc.	9,189,700	1,431,088
	East West Banking Corp.	1,728,600	395,344
	Filinvest Land, Inc.	40,964,978	505,560
	First Philippine Holdings Corp.	3,175,100	4,158,751
	GT Capital Holdings, Inc.	211,177	1,624,277
	JG Summit Holdings, Inc.	6,493,257	2,866,748
	LT Group, Inc.	6,699,200	1,634,980
	Megaworld Corp.	46,669,300	1,576,342
	Metropolitan Bank & Trust Co.	6,424,472	7,005,954
	Petron Corp.	8,546,900	408,322

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Philcomsat Holdings Corp.	497,957	$972,018
	Philex Mining Corp.	2,340,000	359,220
	Philippine National Bank	2,767,885	2,586,008
*††	Philippine National Construction Corp.	398,900	0
	Philippine Savings Bank	1,644,719	1,523,241
*††	Philtown Properties, Inc.	6,701	0
*††	Phoenix Petroleum Philippines, Inc.	1,259,500	15,981
	Puregold Price Club, Inc.	1,902,800	1,331,336
	RFM Corp.	762,400	68,625
	Rizal Commercial Banking Corp.	4,608,906	1,724,431
	Robinsons Land Corp.	11,814,608	3,339,569
	Robinsons Retail Holdings, Inc.	616,960	474,046
	San Miguel Corp.	3,665,606	4,287,391
	Security Bank Corp.	1,298,264	1,372,536
*	Top Frontier Investment Holdings, Inc.	352,912	294,386
	Union Bank of the Philippines	5,794,030	2,463,518
	Vista Land & Lifescapes, Inc.	11,841,968	192,370
TOTAL PHILIPPINES			59,303,767
POLAND — (1.4%)
	Agora SA	187,785	441,178
	Alior Bank SA	447,982	15,301,608
	Asseco Poland SA	65,446	3,301,348
	Auto Partner SA	5,485	32,509
	Bank Handlowy w Warszawie SA	5,468	172,341
	Bank Polska Kasa Opieki SA	14,932	934,720
	Boryszew SA	290,767	395,875
#*	Cyfrowy Polsat SA	340,761	1,413,375
	Develia SA	699,069	2,028,816
*	Enea SA	1,487,673	9,061,016
#	Inter Cars SA	856	174,711
*	KGHM Polska Miedz SA	451,123	37,894,302
#	Mirbud SA	39,670	121,060
	ORLEN SA	2,718,241	99,902,312
*	PGE Polska Grupa Energetyczna SA	3,143,035	9,244,364
		Shares	Value»
POLAND — (Continued)
*	PKP Cargo SA	43,828	$173,282
	Stalexport Autostrady SA	176,122	137,759
*	Tauron Polska Energia SA	6,290,894	16,439,390
TOTAL POLAND			197,169,966
QATAR — (0.5%)
	Aamal Co.	8,418,106	1,794,393
	Al Khaleej Takaful Group QSC	713,723	498,526
	Al Rayan Bank	13,039,059	7,755,024
	Alijarah Holding Co. QPSC	1,880,527	340,010
*	Baladna	2,831,230	1,005,513
	Barwa Real Estate Co.	7,041,596	4,561,684
	Commercial Bank PSQC	9,004,733	10,648,669
	Doha Bank QPSC	9,287,581	6,884,271
	Doha Insurance Co. QSC	63,045	51,073
*	Estithmar Holding QPSC	1,078,907	1,169,810
	Gulf International Services QSC	5,507,630	3,141,972
	Gulf Warehousing Co.	911,376	548,570
	Lesha Bank LLC	935,316	497,312
*	Mazaya Real Estate Development QPSC	3,193,911	500,282
	Medicare Group	958,142	1,450,595
	Mesaieed Petrochemical Holding Co.	9,579,566	3,121,160
	Ooredoo QPSC	3,550,263	13,369,897
	Qatar Aluminum Manufacturing Co.	624,128	277,387
	Qatar Fuel QSC	368,942	1,452,044
	Qatar Industrial Manufacturing Co. QSC	47,636	29,270
	Qatar Insurance Co. SAQ	2,502,828	1,575,831
	Qatar National Cement Co. QSC	928,171	715,896
	Qatar Navigation QSC	2,435,486	6,886,377
	Salam International Investment Ltd. QSC	5,523,236	1,180,462

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
QATAR — (Continued)
	United Development Co. QSC	6,051,972	$1,414,607
	Vodafone Qatar PQSC	3,904,808	2,858,680
TOTAL QATAR			73,729,315
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	9,630,257	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	18,140	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	3,296	0
*††	RusHydro PJSC (HYDR LI), ADR	4,402,355	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	31,829	0
*††	VTB Bank PJSC (VTBR LI), GDR	5,107,496	0
SAUDI ARABIA — (2.5%)
	Ades Holding Co.	168,480	885,216
	Al Babtain Power & Telecommunication Co.	103,077	1,834,279
	Al Hammadi Holding	38,324	269,516
	Al Hassan Ghazi Ibrahim Shaker Co.	119,714	507,487
	Al Jouf Agricultural Development Co.	63,001	813,036
*	Al Khaleej Training & Education Co.	23,588	103,919
	Alaseel Co.	161,001	160,130
	AlJazira Takaful Ta'awuni Co.	132,601	402,704
*	Allianz Saudi Fransi Cooperative Insurance Co.	102,299	243,206
	Almarai Co. JSC	217,674	2,407,675
	Alujain Corp.	54,667	439,638
*	Amlak International Finance Co.	73,380	206,685
	Arab National Bank	3,318,001	19,102,284
*	Arabia Insurance Cooperative Co.	21,449	47,321
	Arabian Cement Co.	244,401	1,545,846
	Arabian Drilling Co.	112,773	2,737,501
	Arabian Pipes Co.	246,477	477,876
		Shares	Value»
SAUDI ARABIA — (Continued)
	Arriyadh Development Co.	126,074	$608,671
	Bank Al-Jazira	2,485,865	7,796,434
	Banque Saudi Fransi	4,548,646	23,459,558
	Basic Chemical Industries Ltd.	60,464	417,163
*	Bawan Co.	4,179	48,813
	City Cement Co.	186,008	619,985
*	Dar Al Arkan Real Estate Development Co.	2,573,383	12,180,685
	Eastern Province Cement Co.	191,726	1,198,865
*	Emaar Economic City	105,325	311,132
	Etihad Etisalat Co.	1,449,317	25,164,187
	Gulf Insurance Group	16,967	113,179
*	Herfy Food Services Co.	48,800	195,236
*	Jabal Omar Development Co.	288,474	1,220,352
*	Lumi Rental Co.	13,852	145,243
*	Malath Cooperative Insurance Co.	8,279	19,749
	Middle East Healthcare Co.	115,318	1,137,979
	Middle East Specialized Cables Co.	45,017	376,740
	Mobile Telecommunications Co. Saudi Arabia	2,157,276	6,756,667
*	Najran Cement Co.	243,315	392,814
*	National Agriculture Development Co.	385,197	1,649,538
	National Co. for Glass Industries	30,391	308,408
	Nayifat Finance Co.	198,338	534,717
	Northern Region Cement Co.	339,683	638,148
	Qassim Cement Co.	16,350	189,911
*	Rabigh Refining & Petrochemical Co.	1,278,654	5,055,678
	Riyad Bank	2,096,320	11,609,028
	Riyadh Cement Co.	147,634	944,527
	SABIC Agri-Nutrients Co.	77,396	3,009,539
	Sahara International Petrochemical Co.	1,381,379	5,921,995
	Saudi Awwal Bank	3,953,623	35,963,087
	Saudi Basic Industries Corp.	1,767,794	28,890,328
	Saudi Ceramic Co.	178,072	1,467,013
	Saudi Chemical Co. Holding	677,493	1,519,441

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Industrial Investment Group	205,834	$766,771
	Saudi Investment Bank	2,364,754	8,357,717
*	Saudi Kayan Petrochemical Co.	81,346	130,235
*	Saudi Marketing Co.	77,373	270,047
	Saudi National Bank	9,151,089	95,943,228
*	Saudi Public Transport Co.	118,023	358,884
	Saudi Telecom Co.	1,816,219	21,109,898
*	Savola Group	225,894	1,631,807
*	Seera Group Holding	877,333	5,015,198
*	SHL Finance Co.	10,743	45,391
*	Sinad Holding Co.	251,253	584,320
	Southern Province Cement Co.	61,036	343,529
	Sumou Real Estate Co.	11,445	92,107
	Sustained Infrastructure Holding Co.	204,407	1,890,117
	Tabuk Cement Co.	168,033	358,657
	Tanmiah Food Co.	13,706	238,756
*	Umm Al-Qura Cement Co.	80,590	305,516
	United International Transportation Co.	158,804	1,762,558
*	Wataniya Insurance Co.	59,952	216,731
	Yamama Cement Co.	538,960	3,819,238
	Yanbu Cement Co.	174,424	706,377
	Yanbu National Petrochemical Co.	792,503	7,773,644
TOTAL SAUDI ARABIA			363,769,855
SOUTH AFRICA — (2.8%)
	Absa Group Ltd.	2,859,706	40,096,253
	AECI Ltd.	460,300	3,048,845
	African Rainbow Minerals Ltd.	369,555	4,948,172
#	Alexander Forbes Group Holdings Ltd.	699,133	315,566
	Altron Ltd., Class A	161,302	218,797
	Aspen Pharmacare Holdings Ltd.	488,318	4,055,710
	Astral Foods Ltd.	163,738	2,408,706
	Bidvest Group Ltd.	176,703	2,483,131
	Blu Label Unlimited Group Ltd.	1,880,751	999,293
#*	Brait PLC	10,507,252	1,389,887
		Shares	Value»
SOUTH AFRICA — (Continued)
	Caxton & CTP Publishers & Printers Ltd.	590,118	$458,292
	DataTec Ltd.	3,712,242	15,991,686
	Exxaro Resources Ltd.	883,630	11,663,414
	Foschini Group Ltd.	1,246,122	5,239,141
	Grindrod Ltd.	531,604	717,821
	Hudaco Industries Ltd.	154,136	1,789,234
	Impala Platinum Holdings Ltd.	2,150,899	30,149,237
	Investec Ltd.	326,109	2,718,994
*	KAP Ltd.	6,420,958	934,910
	Kumba Iron Ore Ltd.	30,297	568,267
	Lewis Group Ltd.	495,000	2,531,471
	Life Healthcare Group Holdings Ltd.	1,874,300	1,397,246
	Merafe Resources Ltd.	3,474,365	239,574
*	Metair Investments Ltd.	741,679	228,855
	Momentum Group Ltd.	5,684,452	12,919,814
	Motus Holdings Ltd.	661,428	4,425,237
	Mpact Ltd.	1,493,018	1,939,848
	MTN Group Ltd.	6,222,257	78,326,267
	Naspers Ltd., Class N	462,565	25,047,847
	Nedbank Group Ltd.	1,601,161	25,564,827
	Netcare Ltd.	4,590,704	4,761,424
	Northam Platinum Holdings Ltd.	158,972	3,065,187
	Oceana Group Ltd.	283,467	951,551
	Old Mutual Ltd. (OMU SJ)	7,714,068	6,306,949
	Omnia Holdings Ltd.	1,095,565	6,356,133
Ω	Pepkor Holdings Ltd.	8,496,017	11,224,326
*	Pick n Pay Stores Ltd.	863,868	1,023,791
	PPC Ltd.	5,215,660	1,906,817
	Raubex Group Ltd.	1,103,796	3,405,861
	RCL Foods Ltd.	159,113	81,312
	Reunert Ltd.	620,037	2,595,745
	Sanlam Ltd.	1,172,999	6,041,423
#*	Sappi Ltd.	1,780,391	1,727,316
*	Sasol Ltd. (SOL SJ)	619,470	8,610,356
	Sibanye Stillwater Ltd. (SSW SJ)	462,281	1,382,025
	Southern Sun Ltd.	769,551	465,198
	Standard Bank Group Ltd.	2,767,483	53,333,177
	Super Group Ltd.	1,300,939	1,246,216
	Telkom SA SOC Ltd.	1,057,072	3,817,774

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
#	Thungela Resources Ltd. (TGA SJ)	406,589	$3,534,854
	Tsogo Sun Ltd.	47,126	19,806
	Wilson Bayly Holmes-Ovcon Ltd.	78,538	811,613
	Zeda Ltd.	737,511	645,034
TOTAL SOUTH AFRICA			406,130,230
SOUTH KOREA — (16.9%)
#	ABOV Semiconductor Co. Ltd.	18,153	173,614
	Advanced Process Systems Corp.	29,135	520,329
#	Aekyung Chemical Co. Ltd.	35,104	370,425
*	AeroSpace Technology of Korea, Inc.	74,844	39,891
#*	Agabang & Co.	31,906	113,983
	Ahnlab, Inc.	4,917	210,257
	AJ Networks Co. Ltd.	19,835	71,167
#	Ajin Industrial Co. Ltd.	125,293	316,882
#*	ALUKO Co. Ltd.	161,056	327,899
	Amorepacific Corp.	46,110	4,227,507
#	Amorepacific Holdings Corp.	37,886	717,589
*	Amotech Co. Ltd.	10,172	153,710
#*	Ananti, Inc.	32,087	154,496
	Anapass, Inc.	1,256	14,861
	ANIPLUS, Inc.	48,123	92,705
*	APS Innovation Co. Ltd.	22,349	100,926
#	Asia Cement Co. Ltd.	85,939	682,305
#	ASIA Holdings Co. Ltd.	4,148	758,829
#	Asia Paper Manufacturing Co. Ltd.	115,900	709,328
	ATON, Inc.	9,121	50,035
#	Avaco Co. Ltd.	20,766	224,524
	Baiksan Co. Ltd.	2,403	20,092
#	BGF Co. Ltd.	29,884	105,949
	BGF retail Co. Ltd.	5,639	504,056
	BH Co. Ltd.	78,558	1,853,712
#	Binggrae Co. Ltd.	6,739	342,583
#	Bio Plus Co. Ltd.	48,232	189,494
#*	Bioneer Corp.	19,751	140,669
	BioNote, Inc.	4,729	16,344
#	BNC Korea, Inc.	103,648	280,648
	BNK Financial Group, Inc.	867,778	11,018,363
#	Boditech Med, Inc.	22,494	178,177
		Shares	Value»
SOUTH KOREA — (Continued)
#	Bookook Securities Co. Ltd.	12,625	$628,870
#	Boryung	62,316	420,065
#	Bukwang Pharmaceutical Co. Ltd.	82,932	355,747
	BYC Co. Ltd.	7,520	254,705
	C&G Hi Tech Co. Ltd.	14,567	223,425
#	Cape Industries Ltd.	15,089	163,066
#	Cheil Electric Co. Ltd.	7,588	89,241
#	Cheil Worldwide, Inc.	90,564	1,227,882
#	Chemtronics Co. Ltd.	17,583	451,394
	Cheryong Industrial Co. Ltd.	7,141	56,744
#*	Choil Aluminum Co. Ltd.	101,672	119,426
#	Chong Kun Dang Pharmaceutical Corp.	12,214	709,576
	Chongkundang Holdings Corp.	4,314	143,959
#*	CJ CGV Co. Ltd.	137,356	457,794
	CJ CheilJedang Corp.	31,866	5,329,315
#	CJ Corp.	53,104	8,086,553
*	CJ ENM Co. Ltd.	4,026	147,927
	CJ Freshway Corp.	15,663	305,386
#	CJ Logistics Corp.	13,848	950,945
	CLIO Cosmetics Co. Ltd.	8,399	75,426
*	ContentreeJoongAng Corp.	2,477	10,109
*	Coway Co. Ltd.	60,865	3,538,583
	CR Holdings Co. Ltd.	54,324	187,994
#*	Creative & Innovative System	70,819	823,254
#*	CS Bearing Co. Ltd.	14,785	92,098
	CS Wind Corp.	32,640	1,588,888
*	Cube Entertainment, Inc.	173	1,227
#	Cuckoo Holdings Co. Ltd.	11,840	235,816
#	Cuckoo Homesys Co. Ltd.	13,725	225,858
#	Cymechs, Inc.	11,741	297,802
#	Dae Won Kang Up Co. Ltd.	215,821	637,237
#	Daechang Forging Co. Ltd.	28,870	138,998
#	Daedong Corp.	57,366	393,744
#	Daeduck Co. Ltd.	57,090	644,032
	Daehan Flour Mill Co. Ltd.	3,860	407,288
#	Daehan Steel Co. Ltd.	95,220	814,208

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Daejoo Co. Ltd.	19,909	$46,440
#	Daesang Corp.	66,213	928,038
	Daesang Holdings Co. Ltd.	52,211	337,604
#	Daesung Industrial Co. Ltd.	25,067	120,059
	Daewon Pharmaceutical Co. Ltd.	7,760	56,241
#	Daewon San Up Co. Ltd.	30,729	286,595
#*	Daewoo Engineering & Construction Co. Ltd.	761,988	18,261,614
	Daewoong Co. Ltd.	43,049	662,896
#	Daewoong Pharmaceutical Co. Ltd.	1,483	149,508
	Daeyang Electric Co. Ltd.	5,767	122,355
*††	Dahaam E-Tec Co. Ltd.	3,535	0
	Daihan Pharmaceutical Co. Ltd.	10,330	200,159
	Daishin Securities Co. Ltd.	99,927	2,588,872
#	Daol Investment & Securities Co. Ltd.	180,886	543,229
	Daou Data Corp.	46,022	723,522
	Daou Technology, Inc.	131,192	4,153,710
	Dasan Networks, Inc.	10,816	36,688
	DB HiTek Co. Ltd.	57,471	6,223,022
#	DB Insurance Co. Ltd.	87,724	9,982,424
	DB Securities Co. Ltd.	140,290	1,302,905
#*	DB, Inc.	152,549	207,407
	Dentium Co. Ltd.	9,804	354,558
	Deutsch Motors, Inc.	3,966	15,027
	Device Co. Ltd.	5,936	81,257
	DI Dong Il Corp.	21,338	435,474
*	DIO Corp.	7,361	85,823
#	DIT Corp.	21,233	361,241
#	DL E&C Co. Ltd.	119,640	8,064,633
#*	DL Holdings Co. Ltd.	44,359	2,158,930
††	DMS Co. Ltd.	57,125	318,902
#	DN Automotive Corp.	61,594	2,010,156
	DNF Co. Ltd.	8,516	137,558
#	Dong-A Socio Holdings Co. Ltd.	6,464	428,677
	Dong-A ST Co. Ltd.	725	21,786
		Shares	Value»
SOUTH KOREA — (Continued)
	Dong-Ah Geological Engineering Co. Ltd.	1,189	$14,469
	Dongbang Transport Logistics Co. Ltd.	54,569	107,646
	Dongkoo Bio & Pharma Co. Ltd.	32,498	113,295
	DongKook Pharmaceutical Co. Ltd.	46,767	758,274
#	Dongkuk CM Co. Ltd.	97,951	452,456
#*	Dongkuk Holdings Co. Ltd.	61,326	471,357
	Dongkuk Industries Co. Ltd.	30,871	75,678
#	Dongkuk Steel Mill Co. Ltd.	177,472	1,853,904
#	Dongsuh Cos., Inc.	10,081	182,412
#	Dongsung Chemical Co. Ltd.	56,007	166,493
#*	Dongwha Enterprise Co. Ltd.	26,171	206,498
	Dongwha Pharm Co. Ltd.	17,888	73,184
	Dongwon Industries Co. Ltd.	8,277	216,682
	Dongwon Systems Corp.	4,891	93,113
#	Dongyang E&P, Inc.	28,974	669,405
	Doosan Bobcat, Inc.	233,044	11,461,964
#	DoubleUGames Co. Ltd.	22,113	914,026
*	Dream Security Co. Ltd.	44,782	83,695
#	Dreamtech Co. Ltd.	49,395	225,532
#	DS Dansuk Co. Ltd.	16,894	275,862
*	Duk San Neolux Co. Ltd.	21,399	735,388
*	Duksan Hi-Metal Co. Ltd.	48,118	605,245
	DY POWER Corp.	24,508	256,795
#	Easy Holdings Co. Ltd.	121,416	449,083
#*	Eco&Dream Co. Ltd.	11,589	152,629
#	Ecoplastic Corp.	53,258	132,995
#	Elentec Co. Ltd.	18,116	157,118
	E-MART, Inc.	15,751	1,140,726
#	ENF Technology Co. Ltd.	4,830	192,420
#	Eugene Investment & Securities Co. Ltd.	231,320	881,639
#	Eusu Holdings Co. Ltd.	38,014	160,607
#	Exem Co. Ltd.	108,160	143,953

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	F&F Co. Ltd.	19,853	$902,062
	F&F Holdings Co. Ltd.	3,441	44,838
#	Fursys, Inc.	20,360	492,836
	Gabia, Inc.	2,184	44,751
*	GAEASOFT	16,032	81,726
#	GC Biopharma Corp.	9,905	923,031
#	GC Corp.	38,188	361,390
	GC MediAI Corp.	32,287	88,878
	Geumhwa PSC Co. Ltd.	3,910	106,848
	Global Standard Technology Co. Ltd.	19,529	654,647
#	GOLFZON Co. Ltd.	8,495	294,797
#	Golfzon Holdings Co. Ltd.	65,288	231,565
#	Grand Korea Leisure Co. Ltd.	12,281	100,319
#	GS Engineering & Construction Corp.	123,993	3,218,463
#	GS Global Corp.	174,395	603,941
	GS Holdings Corp. (078930 KS)	187,901	10,436,081
#	GS P&L Co. Ltd.	28,396	1,066,414
	GS Retail Co. Ltd.	34,209	544,292
#	Gwangju Shinsegae Co. Ltd.	14,145	368,445
	HAESUNG DS Co. Ltd.	18,434	1,016,660
	Hana Financial Group, Inc.	1,077,892	93,648,896
*	Hancom WITH, Inc.	10,528	49,379
	Hancom, Inc.	11,617	162,150
	Handsome Co. Ltd.	40,463	728,344
#	Hanil Cement Co. Ltd.	28,820	341,615
#	Hanil Holdings Co. Ltd.	81,808	971,258
#	Hanjin Logistics Corp.	29,653	389,830
	Hankook Cosmetics Manufacturing Co. Ltd.	2,840	19,366
#	Hankook Tire & Technology Co. Ltd.	280,055	11,269,713
#	Hanla IMS Co. Ltd.	4,603	65,541
#	HanmiGlobal Co. Ltd.	9,087	172,856
#*	Hanon Systems	719,311	2,069,016
#	Hansae Co. Ltd.	33,562	262,385
#	Hanshin Construction Co. Ltd.	10,048	101,379
	Hanshin Machinery Co.	23,938	75,195
		Shares	Value»
SOUTH KOREA — (Continued)
	Hansol Holdings Co. Ltd.	23,087	$52,397
*	Hansol IONES Co. Ltd.	22,721	263,619
	Hansol Paper Co. Ltd.	28,944	166,593
#	Hansol Technics Co. Ltd.	88,752	492,648
#*	Hanssem Co. Ltd.	5,068	155,265
	Hanwha Corp.	9,875	897,707
#*	Hanwha Galleria Corp.	68,751	142,998
#*	Hanwha General Insurance Co. Ltd.	155,536	699,367
#*	Hanwha Investment & Securities Co. Ltd.	200,945	1,034,400
#*	Hanwha Life Insurance Co. Ltd.	758,873	2,516,438
*	Hanwha Solutions Corp.	275,205	9,544,712
#*	Hanyang Digitech Co. Ltd.	9,393	199,377
#*	Hanyang Eng Co. Ltd.	48,501	1,061,063
	Hanyang Securities Co. Ltd.	49,973	970,336
	Harim Co. Ltd.	62,211	138,194
	Harim Holdings Co. Ltd.	212,519	1,887,123
#	HB SOLUTION Co. Ltd.	118,924	186,935
	HD Construction Equipment Co. Ltd.	132,653	16,665,843
	HD Hyundai Co. Ltd.	125,115	26,563,876
	HDC Holdings Co. Ltd.	44,476	848,312
#	HDC Hyundai Development Co-Engineering & Construction	139,507	2,173,720
	Hecto Innovation Co. Ltd.	12,889	180,352
*	HFR, Inc.	14,451	288,503
	High Tech Pharm Co. Ltd.	1,082	14,085
#	Hite Jinro Co. Ltd.	32,251	373,501
	HK inno N Corp.	47,389	1,697,061
	HL Holdings Corp.	13,835	406,456
#	HL Mando Co. Ltd.	111,497	4,342,963
#	HMM Co. Ltd.	812,530	11,325,994
*	Hotel Shilla Co. Ltd.	9,274	413,309
#	HS Hyosung Advanced Materials Corp.	5,705	1,045,905

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HS Hyosung Corp.	478	$21,400
	HS Industries Co. Ltd.	41,836	98,834
#	Humedix Co. Ltd.	9,553	229,501
	Huons Co. Ltd.	12,350	220,364
	Huons Global Co. Ltd.	6,577	282,232
#*	Husteel Co. Ltd.	44,962	207,332
#	Hwa Shin Co. Ltd.	74,932	631,052
	Hwacheon Machinery Co. Ltd.	11,290	38,858
#	Hwaseung Enterprise Co. Ltd.	39,198	128,525
#	Hy-Lok Corp.	38,182	1,144,006
	Hyosung Corp.	13,733	2,140,800
#	Hyosung TNC Corp.	6,812	2,396,816
#	Hyundai BNG Steel Co. Ltd.	23,894	279,145
#	HYUNDAI Corp.	27,560	580,332
	Hyundai Department Store Co. Ltd.	35,178	2,601,481
#	Hyundai Engineering & Construction Co. Ltd.	203,254	22,510,422
	HYUNDAI EVERDIGM Corp.	7,017	43,683
	Hyundai Ezwel Co. Ltd.	10,845	45,579
	Hyundai Futurenet Co. Ltd.	68,828	155,596
#	Hyundai GF Holdings	110,569	1,079,094
	Hyundai Glovis Co. Ltd.	98,719	15,242,571
#	Hyundai Green Food	30,373	338,988
	Hyundai Home Shopping Network Corp.	3,853	221,737
#	Hyundai Hyms Co. Ltd.	6,482	87,474
#*	Hyundai Marine & Fire Insurance Co. Ltd.	154,473	3,183,698
	Hyundai Mobis Co. Ltd.	119,829	34,656,814
#	Hyundai Motor Co.	470,778	170,638,085
#	Hyundai Motor Securities Co. Ltd.	74,555	557,669
	Hyundai Steel Co.	219,869	6,391,430
	Hyundai Wia Corp.	64,021	3,604,319
#	HyVision System, Inc.	12,909	161,395
	iFamilySC Co. Ltd.	4,750	34,840
#	Iljin Holdings Co. Ltd.	73,029	512,249
	Iljin Power Co. Ltd.	7,136	105,767
#	Ilshin Spinning Co. Ltd.	52,768	477,722
		Shares	Value»
SOUTH KOREA — (Continued)
	iM Financial Group Co. Ltd.	564,908	$7,310,531
#	iMarketKorea, Inc.	72,189	370,174
#	InBody Co. Ltd.	14,253	284,967
#	Industrial Bank of Korea	982,569	15,061,658
	Infinitt Healthcare Co. Ltd.	2,389	11,914
	Innocean Worldwide, Inc.	24,168	323,764
	Innox Advanced Materials Co. Ltd.	29,917	700,027
*	Insun ENT Co. Ltd.	9,964	31,283
#*	Interflex Co. Ltd.	27,804	254,936
	Interojo Co. Ltd.	4,949	72,199
#	INTOPS Co. Ltd.	41,391	522,586
#	IS Dongseo Co. Ltd.	46,969	849,588
#	i-SENS, Inc.	33,098	475,848
#*	ITM Semiconductor Co. Ltd.	5,647	65,397
#*	Jahwa Electronics Co. Ltd.	34,278	1,139,812
	JB Financial Group Co. Ltd.	490,101	9,069,292
*	Jeil Pharmaceutical Co. Ltd.	7,250	68,840
*	Jin Air Co. Ltd.	7,697	32,693
#	Jinsung T.E.C.	21,307	259,696
	JS Corp.	3,664	36,774
#	JVM Co. Ltd.	12,424	210,079
	JW Holdings Corp.	9,019	26,165
	JW Life Science Corp.	10,061	87,976
	JW Pharmaceutical Corp.	15,720	332,785
*	K Ensol Co. Ltd.	3,025	28,903
	Kakao Corp.	79,121	2,547,146
#	Kangnam Jevisco Co. Ltd.	39,626	450,322
#	Kangwon Land, Inc.	203,625	2,369,994
#	KB Financial Group, Inc. (KB US), ADR	1,711,529	190,356,255
#	KC Co. Ltd.	34,924	934,456
	KC Tech Co. Ltd.	8,327	351,974
	KCC Corp.	16,239	6,159,020
	KCC Glass Corp.	18,961	375,735
#	KCTC	37,124	149,432
#	KEPCO Plant Service & Engineering Co. Ltd.	11,320	480,551
#*	KG Chemical Corp.	111,468	534,332
#	KG Dongbusteel	72,423	344,492
	KG Eco Solution Co. Ltd.	18,518	92,413

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	KG Mobility Corp.	62,818	$184,780
#	Kginicis Co. Ltd.	41,834	326,220
#	KH Vatec Co. Ltd.	40,843	389,651
	Kia Corp.	1,095,769	113,019,492
#	KISCO Corp.	58,802	421,391
	KISCO Holdings Co. Ltd.	32,652	597,304
#	KISWIRE Ltd.	63,149	1,099,732
	KIWOOM Securities Co. Ltd.	42,594	11,613,248
	Kolmar BNH Co. Ltd.	5,156	40,336
	Kolmar Holdings Co. Ltd.	8,992	59,947
#	Kolmar Korea Co. Ltd.	29,771	1,789,589
#	Kolon Industries, Inc.	70,110	4,518,936
#	Korea Alcohol Industrial Co. Ltd.	60,283	573,555
	Korea Asset In Trust Co. Ltd.	101,972	182,722
	Korea Circuit Co. Ltd.	29,086	1,857,363
#	Korea Electric Terminal Co. Ltd.	28,955	1,791,796
	Korea Fuel-Tech Corp.	16,815	79,804
	Korea Information Certificate Authority, Inc.	44,691	196,414
	Korea Investment Holdings Co. Ltd.	140,224	23,042,092
#*	Korea Line Corp.	575,587	1,007,490
#	Korea Movenex Co. Ltd.	107,809	327,977
#	Korea Petrochemical Ind Co. Ltd.	12,030	1,485,688
#	Korea Petroleum Industries Co.	10,822	116,612
#	Korea Real Estate Investment & Trust Co. Ltd.	108,321	116,952
#	Korea United Pharm, Inc.	27,970	382,267
	Korean Air Lines Co. Ltd.	585,473	9,799,363
	Korean Reinsurance Co.	771,847	6,450,261
	KPX Chemical Co. Ltd.	9,063	331,665
*	KPX Electrochem Co. Ltd.	10,070	60,276
#	Krafton, Inc.	32,098	5,771,099
#	KSS LINE Ltd.	65,693	568,296
	KT Skylife Co. Ltd.	27,830	92,554
	KT&G Corp.	73,263	8,832,718
		Shares	Value»
SOUTH KOREA — (Continued)
	Kumho Petrochemical Co. Ltd.	9,986	$993,508
*	Kumho Tire Co., Inc.	294,889	1,165,607
	KUMHOE&C Co. Ltd.	13,654	51,156
#	Kwang Dong Pharmaceutical Co. Ltd.	87,828	491,697
#	Kyeryong Construction Industrial Co. Ltd.	27,579	543,319
#	Kyobo Securities Co. Ltd.	71,114	661,200
	Kyung Dong Navien Co. Ltd.	10,887	573,844
#	Kyungbang Co. Ltd.	28,974	198,519
	Kyung-In Synthetic Corp.	11,357	39,110
	KZ Precision Corp.	31,617	313,902
#*	LB Semicon, Inc.	100,299	384,284
	Lee Ku Industrial Co. Ltd.	17,157	69,865
	LF Corp.	53,268	893,921
	LG Chem Ltd.	67,160	18,189,818
	LG Corp.	216,383	14,603,405
#*	LG Display Co. Ltd. (LPL US), ADR	1,834,220	7,850,462
	LG Electronics, Inc.	423,223	40,761,883
#	LG H&H Co. Ltd.	15,757	2,715,858
*	LG HelloVision Co. Ltd.	50,243	80,140
#	LG Innotek Co. Ltd.	43,308	16,931,515
	LG Uplus Corp.	896,312	9,610,917
#	LIG Accuver Co. Ltd.	7,486	267,984
*	LOT Vacuum Co. Ltd.	4,203	45,381
	Lotte Chilsung Beverage Co. Ltd.	13,758	1,139,999
	Lotte Corp.	14,199	295,547
*	Lotte Data Communication Co.	1,439	22,519
	LOTTE Fine Chemical Co. Ltd.	59,578	2,806,604
*	Lotte Non-Life Insurance Co. Ltd.	59,615	85,219
#	Lotte Rental Co. Ltd.	24,380	554,813
#	Lotte Shopping Co. Ltd.	9,876	904,963
#	Lotte Wellfood Co. Ltd.	4,130	338,874
	LS Corp.	55,731	17,338,664
#*	LVMC Holdings	331,306	381,729
*	LX Hausys Ltd.	8,254	202,308
#	LX Holdings Corp.	160,312	990,470
	LX International Corp.	115,136	4,172,607
#	LX Semicon Co. Ltd.	25,222	1,072,160
	M.I.Tech Co. Ltd.	3,943	17,411

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Macrogen, Inc.	3,200	$35,049
	Mcnex Co. Ltd.	15,883	248,985
#*	MDS Tech, Inc.	179,788	135,156
*	ME2ON Co. Ltd.	5,314	11,528
	Mecaro Co. Ltd.	3,969	98,178
#	Medytox, Inc.	6,673	478,757
#	MegaStudy Co. Ltd.	26,278	239,736
	MegaStudyEdu Co. Ltd.	2,788	89,246
#	META BIOMED Co. Ltd.	83,042	250,163
	Mgame Corp.	23,404	84,963
	Mi Chang Oil Industrial Co. Ltd.	4,014	337,717
#*	Mirae Asset Life Insurance Co. Ltd.	222,091	2,398,811
	Mirae Asset Securities Co. Ltd.	1,480	65,733
	Misto Holdings Corp.	53,568	1,473,540
	Miwon Commercial Co. Ltd.	238	24,451
#	MK Electron Co. Ltd.	71,417	1,361,456
*	MONAYONGPYONG	16,060	34,041
*	Motrex Co. Ltd.	17,228	105,631
	mPlus Corp.	9,934	118,237
#	Myoung Shin Industrial Co. Ltd.	88,076	797,387
#	Namhae Chemical Corp.	31,915	252,937
	Namuga Co. Ltd.	10,574	137,123
#	Namyang Dairy Products Co. Ltd.	13,344	473,849
	NAVER Corp.	88,181	12,666,511
	NC Corp.	7,758	1,432,360
	NeoPharm Co. Ltd.	1,437	19,840
#	Neowiz	24,241	361,996
	Neowiz Holdings Corp.	11,651	171,812
#*	Nepes Ark Corp.	7,556	196,558
Ω	Netmarble Corp.	36,369	1,225,540
	New Power Plasma Co. Ltd.	63,019	289,110
	Nexen Corp.	79,539	387,689
#	Nexen Tire Corp.	54,576	274,530
#	Nexteel Co. Ltd.	12,200	167,895
#	NH Investment & Securities Co. Ltd.	487,810	11,184,997
#	NHN Corp.	11,070	309,746
#	NICE Holdings Co. Ltd.	34,221	337,176
	Nice Information & Telecommunication, Inc.	5,788	110,239
		Shares	Value»
SOUTH KOREA — (Continued)
#	Nong Shim Holdings Co. Ltd.	9,266	$612,638
#	NongShim Co. Ltd.	11,140	2,860,463
	NOROO Paint & Coatings Co. Ltd.	43,552	259,921
#	NOVAREX Co. Ltd.	25,081	254,090
	Novatech Co. Ltd.	6,613	104,832
	NPC	66,175	175,273
*	OCI Co. Ltd.	2,490	254,623
*	Oriental Precision & Engineering Co. Ltd.	7,831	42,637
	Orion Corp.	38,496	3,739,665
#	Orion Holdings Corp.	86,841	1,526,491
#*	OSTEONIC Co. Ltd.	23,658	106,128
*	Osung Advanced Materials Co. Ltd.	177,805	174,572
#	Otoki Corp.	2,910	719,335
	Pan Ocean Co. Ltd.	868,292	3,260,106
#	Paradise Co. Ltd.	153,883	1,656,548
#	Partron Co. Ltd.	141,908	795,856
*	Pentastone Electronics, Inc.	39,748	218,712
	People & Technology, Inc.	24,911	951,782
	PHA Co. Ltd.	33,179	293,967
#	PI Advanced Materials Co. Ltd.	17,376	303,835
	PKC Co. Ltd.	37,449	186,471
#	Poongsan Corp.	79,221	5,318,981
#	Poongsan Holdings Corp.	42,592	1,299,451
	POSCO Holdings, Inc. (005490 KS)	58,373	18,410,901
#	POSCO Holdings, Inc. (PKX US), Sponsored ADR	505,096	40,104,622
#	Posco International Corp.	59,595	3,516,888
#	POSCO Steeleon Co. Ltd.	63,250	359,939
*	Power Logics Co. Ltd.	14,008	49,121
#	Protec Co. Ltd.	8,879	499,328
	Pulmuone Co. Ltd.	4,396	36,712
	Pumtech Korea Co. Ltd.	1,036	29,055
	Refine Co. Ltd.	14,212	121,736
	Rorze Systems Corp.	2,829	18,148
	S&D Co. Ltd.	978	36,706
	Sajo Industries Co. Ltd.	2,154	77,601
#	Sajodaerim Corp.	10,562	233,895

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Sam Young Electronics Co. Ltd.	31,048	$322,141
	Sam Yung Trading Co. Ltd.	2,817	38,666
#	Samji Electronics Co. Ltd.	22,565	498,957
	Samjin Pharmaceutical Co. Ltd.	9,153	115,685
	Samlip Co. Ltd.	452	15,162
#	Sammok S-Form Co. Ltd.	26,629	338,734
#	SAMPYO Cement Co. Ltd.	125,487	1,442,959
	Samsung C&T Corp.	169,373	34,603,658
	Samsung Card Co. Ltd. (029780 KS)	89,930	3,245,184
	Samsung Electronics Co. Ltd. (005930 KS)	4,455,693	670,972,048
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	7,245	27,373,314
	Samsung Engineering Co. Ltd.	44,475	1,610,750
	Samsung Fire & Marine Insurance Co. Ltd.	10,179	3,178,755
	Samsung Life Insurance Co. Ltd.	108,391	18,435,054
*	Samsung SDI Co. Ltd.	114,145	54,059,869
#	Samsung SDS Co. Ltd.	51,302	5,806,880
	Samsung Securities Co. Ltd.	161,578	11,839,517
	SAMT Co. Ltd.	178,062	856,497
#	Samwha Capacitor Co. Ltd.	19,504	896,136
#*	Samyang Biopharmaceuticals Corp.	20,367	1,057,966
#	Samyang Corp.	9,248	301,655
#	Samyang Holdings Corp.	19,161	906,702
	Samyoung M-Tek Co. Ltd.	7,610	69,566
#	Sang-A Frontec Co. Ltd.	5,175	96,371
#	Sangsin Energy Display Precision Co. Ltd.	6,640	120,147
		Shares	Value»
SOUTH KOREA — (Continued)
#	SeAH Besteel Holdings Corp.	58,805	$3,009,584
#	SeAH Holdings Corp.	4,354	476,997
#	SeAH Steel Corp.	5,976	717,810
	SeAH Steel Holdings Corp.	7,691	1,248,302
#	Sebang Co. Ltd.	49,883	537,996
#	Sebang Global Battery Co. Ltd.	30,660	1,376,138
	Seegene, Inc.	48,433	805,570
#	Segyung Hitech Co. Ltd.	57,306	186,428
#	Sejong Industrial Co. Ltd.	19,312	104,491
	Semyung Electric Machinery Co. Ltd.	10,966	108,326
††	Seohee Construction Co. Ltd.	67,983	27,914
#*	Seoul Semiconductor Co. Ltd.	114,916	1,295,172
#	Seoyon Co. Ltd.	38,356	246,560
#	Seoyon E-Hwa Co. Ltd.	77,705	745,416
	SFA Engineering Corp.	4,010	85,823
#	SGC Energy Co. Ltd.	22,681	912,899
#*	SHIFT UP Corp.	18,582	410,957
#*	Shin Heung Energy & Electronics Co. Ltd.	65,020	465,672
#	Shindaeyang Paper Co. Ltd.	33,740	297,338
	Shinhan Financial Group Co. Ltd. (055550 KS)	639,667	43,438,940
#	Shinhan Financial Group Co. Ltd. (SHG US), ADR	930,748	64,072,691
	Shinil Electronics Co. Ltd.	34,199	34,090
#	Shinsegae Information & Communication Co. Ltd.	20,938	301,167
	Shinsegae International, Inc.	32,557	329,127
	Shinsegae, Inc.	25,513	7,051,030
*	Shinsung E&G Co. Ltd.	240,571	647,978
*	Shinyoung Securities Co. Ltd.	2,646	356,508
*	Showbox Corp.	42,847	86,746
	Silla Co. Ltd.	23,707	155,018
	SIMPAC, Inc.	103,324	409,854
	Sindoh Co. Ltd.	4,111	138,821

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SK Bioscience Co. Ltd.	21,220	$622,045
#	SK Chemicals Co. Ltd.	10,773	434,025
#	SK Discovery Co. Ltd.	54,122	2,042,520
#*	SK Eternix Co. Ltd.	9,412	372,159
#	SK Gas Ltd.	7,256	1,414,441
*Ω	SK IE Technology Co. Ltd.	6,408	115,393
	SK Innovation Co. Ltd.	110,636	10,983,612
#	SK Networks Co. Ltd.	245,763	976,195
	SK, Inc.	87,974	25,608,809
#	SL Corp.	64,890	2,779,405
#	SM Entertainment Co. Ltd.	19,746	1,294,928
*	Smotronic Co. Ltd.	5,305	9,914
	SNT Energy Co. Ltd.	4,324	166,045
#	SNT Holdings Co. Ltd.	35,428	1,494,226
#	SNT Motiv Co. Ltd.	82,476	1,957,744
#*	S-Oil Corp.	115,208	10,485,293
#	Solid, Inc.	86,863	1,007,944
	SOLUM Co. Ltd.	42,006	553,496
#	Songwon Industrial Co. Ltd.	29,543	316,611
#	Soop Co. Ltd.	17,820	705,572
#	Soosan Industries Co. Ltd.	6,845	158,689
#	Soulbrain Holdings Co. Ltd.	20,947	1,047,357
#	SP SAMHWA Co. Ltd.	40,166	257,135
#*	Studio Dragon Corp.	14,596	344,966
	Suheung Co. Ltd.	10,918	148,155
	Sun Kwang Co. Ltd.	1,727	27,844
	Sung Kwang Bend Co. Ltd.	13,313	419,683
#	Sungshin Cement Co. Ltd.	71,955	558,525
#	Sungwoo Hitech Co. Ltd.	264,620	1,602,376
#	Sunjin Co. Ltd.	27,861	202,910
#*	Suprema, Inc.	12,078	456,831
*	Synergy Innovation Co. Ltd.	38,271	54,551
#	Systems Technology, Inc.	10,938	282,026
	SYTS Corp.	2,690	109,508
#	T&L Co. Ltd.	7,960	331,647
	Tae Kyung Industrial Co. Ltd.	64,197	222,014
		Shares	Value»
SOUTH KOREA — (Continued)
#	Taekwang Industrial Co. Ltd.	1,023	$824,958
#*	Taewoong Co. Ltd.	26,328	954,820
#*	Telechips, Inc.	20,651	201,842
#	TEMC Co. Ltd.	30,935	363,719
#	TK Corp.	35,503	1,109,394
#	TKG Huchems Co. Ltd.	22,732	290,652
*	Tongyang Life Insurance Co. Ltd.	73,810	414,859
	Tonymoly Co. Ltd.	7,690	39,613
#	Tovis Co. Ltd.	25,905	310,750
#	TS Corp.	230,626	453,519
#	TYM Corp.	72,457	394,835
#	Uju Electronics Co. Ltd.	7,835	211,111
	Unid Co. Ltd.	15,727	1,009,679
#	Union Semiconductor Equipment & Materials Co. Ltd.	53,546	423,941
#	Unitrontech Co. Ltd.	41,767	161,323
	Value Added Technology Co. Ltd.	12,178	190,276
#	Vieworks Co. Ltd.	13,050	240,434
	Vitzro Tech Co. Ltd.	11,962	138,086
	Webzen, Inc.	29,571	243,782
	Wemade Co. Ltd.	20,547	347,759
#	Whanin Pharmaceutical Co. Ltd.	11,526	92,337
*	Wonik Holdings Co. Ltd.	30,964	697,375
#	Wonik Materials Co. Ltd.	21,064	759,317
*	Wonik Pne Co. Ltd.	11,371	30,661
#	Wonik QnC Corp.	39,530	1,026,788
	Woori Financial Group, Inc. (316140 KS)	2,136,473	48,720,433
#	Worldex Industry & Trading Co. Ltd.	20,895	470,060
	Xexymix Corp.	7,887	23,416
#	Y G-1 Co. Ltd.	57,779	617,523
*	YMT Co. Ltd.	4,967	60,698
#	Young Poong Corp.	16,577	740,570
#	Youngone Corp.	114,742	6,433,649
	Youngone Holdings Co. Ltd.	26,845	3,794,303
	Yuanta Securities Korea Co. Ltd.	301,613	1,078,554
#	YuHwa Securities Co. Ltd.	79,076	190,431
#	Zeus Co. Ltd.	29,955	330,741

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Zinus, Inc.	17,465	$152,238
TOTAL SOUTH KOREA			2,455,510,812
TAIWAN — (23.7%)
	91APP, Inc.	50,000	103,817
	Aaeon Technology, Inc.	11,000	42,680
#	ABC Taiwan Electronics Corp.	53,000	50,475
	Abico Avy Co. Ltd.	542,735	703,826
#	Ability Enterprise Co. Ltd.	886,527	2,223,189
#	AcBel Polytech, Inc.	2,583,000	3,932,139
#	Acer E-Enabling Service Business, Inc.	21,000	129,577
#	Acer, Inc.	7,820,109	6,875,814
#	ACES Electronic Co. Ltd.	564,778	1,575,158
*	Acon Holding, Inc.	173,000	38,262
#	Acter Group Corp. Ltd.	148,000	3,956,264
	Action Electronics Co. Ltd.	184,000	74,280
#	Actron Technology Corp.	164,000	713,844
#	ADATA Technology Co. Ltd.	918,757	13,125,817
	Adlink Technology, Inc.	179,000	427,098
#	Advanced Ceramic X Corp.	103,000	563,658
#	Advanced Energy Solution Holding Co. Ltd.	72,000	2,580,045
#	Advanced International Multitech Co. Ltd.	455,000	848,934
#	Advanced Power Electronics Corp.	208,000	792,984
	Advanced Wireless Semiconductor Co.	169,000	781,473
#	Advancetek Enterprise Co. Ltd.	296,000	246,406
#	Advantech Co. Ltd.	587,000	6,712,607
#	AGV Products Corp.	1,869,211	585,149
#	AIC, Inc.	77,000	1,658,871
	AimCore Technology Co. Ltd.	6,000	6,098
#	Airoha Technology Corp.	61,000	1,070,042
	Airtac International Group	217,000	10,131,711
		Shares	Value»
TAIWAN — (Continued)
	Alchip Technologies Ltd.	11,000	$1,471,304
	Alexander Marine Co. Ltd.	26,000	140,102
	Allied Circuit Co. Ltd.	11,863	158,833
#	Allied Supreme Corp.	82,000	584,003
#	Allis Electric Co. Ltd.	185,000	647,754
#	Alltek Technology Corp.	618,120	1,023,528
#	Alltop Technology Co. Ltd.	134,000	1,412,938
#	Alpha Networks, Inc.	1,039,086	1,113,961
#	Altek Corp.	1,673,080	2,157,672
	Amazing Microelectronic Corp.	108,000	266,846
#	Ambassador Hotel	1,232,000	1,629,355
	Ampak Technology, Inc.	16,000	31,709
	Ampire Co. Ltd.	45,000	35,940
#	AMPOC Far-East Co. Ltd.	331,292	1,308,482
#	AmTRAN Technology Co. Ltd.	1,974,756	2,624,124
	Anderson Industrial Corp.	124,000	114,382
#*	Andes Technology Corp.	32,000	234,138
#	Anji Technology Co. Ltd.	192,000	203,739
	Anpec Electronics Corp.	43,000	325,527
	Apacer Technology, Inc.	489,210	3,487,874
#	APAQ Technology Co. Ltd.	45,000	232,365
	Apex Biotechnology Corp.	199,000	179,670
#*	Apex International Co. Ltd.	640,794	1,074,901
	Apex Science & Engineering	179,633	60,729
	ARBOR Technology Corp.	39,000	65,345
	Arcadyan Technology Corp.	570,000	2,886,213
#	Ardentec Corp.	2,214,058	13,900,137
	ARES International Corp.	24,000	40,124
#	Argosy Research, Inc.	171,000	912,477
	ASE Technology Holding Co. Ltd.	13,730,000	215,212,938
#	Asia Cement Corp.	7,757,589	8,602,163

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Asia Electronic Material Co. Ltd.	91,000	$128,592
	Asia Metal Industries, Inc.	47,000	575,983
#	Asia Optical Co., Inc.	736,000	3,284,183
#	Asia Polymer Corp.	1,943,530	924,782
#	Asia Tech Image, Inc.	125,000	285,830
	ASIX Electronics Corp.	14,000	45,932
	ASMedia Technology, Inc.	22,000	967,985
#	ASolid Technology Co. Ltd.	60,000	172,112
#	ASROCK, Inc.	141,000	1,067,680
#	Asustek Computer, Inc.	2,160,000	40,020,488
#	ATE Energy International Co. Ltd.	260,197	198,381
	Aten International Co. Ltd.	39,000	85,200
#	Audix Corp.	399,332	843,745
	AUO Corp. (AUOTY US), Sponsored ADR	2,983,642	13,694,917
#	AURAS Technology Co. Ltd.	37,000	1,366,305
#	Avalue Technology, Inc.	198,000	574,380
	Avermedia Technologies	39,000	58,743
	Axiomtek Co. Ltd.	267,000	918,190
	Azurewave Technologies, Inc.	280,000	544,143
	Bafang Yunji International Co. Ltd.	44,000	246,660
	Bank of Kaohsiung Co. Ltd.	4,188,320	1,568,460
	Baotek Industrial Materials Ltd.	68,000	251,090
#	Basso Industry Corp.	349,000	358,406
#	BenQ Materials Corp.	647,000	529,551
#*	BES Engineering Corp.	7,748,528	3,208,310
#*	Bin Chuan Enterprise Co. Ltd.	239,000	443,969
#*	Biostar Microtech International Corp.	668,055	905,517
	Bioteque Corp.	39,000	142,379
	Bizlink Holding, Inc.	504,505	45,301,082
	Bonny Worldwide Ltd.	8,000	37,333
#	Bora Pharmaceuticals Co. Ltd.	182,000	2,366,691
		Shares	Value»
TAIWAN — (Continued)
#	Bright Led Electronics Corp.	479,000	$480,660
#	Brightek Optoelectronic Co. Ltd.	68,000	92,067
#	Brighton-Best International Taiwan, Inc.	384,000	408,359
	Brillian Network & Automation Integrated System Co. Ltd.	91,000	1,305,625
#	Brogent Technologies, Inc.	53,195	157,963
	Calitech Co. Ltd.	66,000	202,506
*	Cameo Communications, Inc.	107,712	30,078
#	Capital Futures Corp.	209,766	372,820
#	Capital Securities Corp.	7,557,158	6,738,092
	Castles Technology Co. Ltd.	59,000	89,264
#	Caswell, Inc.	101,000	260,381
#	Catcher Technology Co. Ltd.	1,180,000	7,772,291
#	Cathay Chemical Works	272,000	398,710
	Cathay Consolidated, Inc.	38,000	110,716
	Cathay Financial Holding Co. Ltd.	26,941,201	65,766,515
	Cathay Real Estate Development Co. Ltd.	2,926,694	2,152,870
*	CCP Contact Probes Co. Ltd.	42,334	380,701
#	Celxpert Energy Corp.	334,304	361,685
	Cenra, Inc.	621,632	622,574
#	Central Reinsurance Co. Ltd.	1,172,148	1,113,946
	Century Iron & Steel Industrial Co. Ltd.	201,000	645,600
	Chailease Holding Co. Ltd.	4,532,019	16,609,652
*	ChainQui Construction Development Co. Ltd.	469,393	200,768
#	Champion Building Materials Co. Ltd.	1,207,445	327,081

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Champion Microelectronic Corp.	51,000	$87,308
	Chang Hwa Commercial Bank Ltd.	17,626,698	11,782,672
	Chang Wah Electromaterials, Inc.	735,000	1,122,002
#	Chang Wah Technology Co. Ltd.	436,000	723,260
#	Channel Well Technology Co. Ltd.	461,000	818,214
#	Chant Sincere Co. Ltd.	46,000	126,608
#	Charoen Pokphand Enterprise	659,600	2,887,776
#	CHC Healthcare Group	486,000	448,136
	CHC Resources Corp.	63,000	138,837
	Chen Full International Co. Ltd.	303,000	610,319
	Cheng Fwa Industrial Co. Ltd.	35,000	19,784
	Cheng Loong Corp.	4,390,659	2,444,138
#*	Cheng Mei Materials Technology Corp.	612,880	764,720
	Cheng Shin Rubber Industry Co. Ltd.	6,181,000	6,116,332
	Cheng Uei Precision Industry Co. Ltd.	566,178	670,443
#	Chenming Electronic Technology Corp.	189,000	634,440
	Chia Chang Co. Ltd.	461,000	555,386
	Chia Hsin Cement Corp.	2,597,114	1,104,260
#	Chicony Electronics Co. Ltd.	1,632,000	6,426,089
	Chicony Power Technology Co. Ltd.	399,000	1,025,467
	Chief Telecom, Inc.	7,000	75,985
	Chien Kuo Construction Co. Ltd.	712,637	918,427
#	China Airlines Ltd.	13,107,353	7,428,703
	China Bills Finance Corp.	3,423,000	1,816,040
	China Ecotek Corp.	9,000	14,463
		Shares	Value»
TAIWAN — (Continued)
#	China Electric Manufacturing Corp.	414,432	$157,267
#	China General Plastics Corp.	693,585	326,251
#	China Glaze Co. Ltd.	346,799	284,336
*	China Man-Made Fiber Corp.	5,419,014	1,126,451
#	China Metal Products	1,365,969	901,473
#	China Motor Corp.	916,099	1,573,440
#*	China Petrochemical Development Corp.	10,445,068	2,457,108
#	China Steel Chemical Corp.	322,000	796,318
#	China Steel Corp.	26,230,320	15,574,648
#	China Wire & Cable Co. Ltd.	444,600	450,522
#	Chinese Maritime Transport Ltd.	357,270	613,976
	Chin-Poon Industrial Co. Ltd.	1,541,815	2,522,208
#	Chipbond Technology Corp.	2,188,000	11,404,931
	ChipMOS Technologies, Inc. (8150 TT)	2,151,085	4,835,025
	ChipMOS Technologies, Inc. (IMOS US), ADR	16,133	735,977
#	Chlitina Holding Ltd.	137,000	461,578
	Chong Hong Development Co. Ltd.	364,779	898,766
	Chun YU Works & Co. Ltd.	848,750	395,037
#	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,819,319
#	Chung Hwa Chemical Industrial Works Ltd.	134,000	350,769
#*	Chung Hwa Pulp Corp.	1,144,353	470,647
*††	Chung Shing Textile Co.	600	0
	Chung Tai Resource Technology Corp.	35,000	94,941
	Chung-Hsin Electric & Machinery Manufacturing Corp.	963,000	4,543,029
#	Cleanaway Co. Ltd. (8422 TT)	2,420,000	2,122,619
	Clevo Co.	1,285,000	1,565,985

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	CMC Magnetics Corp.	1,961,019	$633,601
	Collins Co. Ltd.	483,224	189,558
#	Compal Electronics, Inc.	16,160,332	14,939,620
#	Compeq Manufacturing Co. Ltd.	4,826,000	37,632,862
	Complex Micro Interconnection Co. Ltd.	33,000	39,706
	Compucase Enterprise	209,000	426,485
	Concord International Securities Co. Ltd.	317,000	289,413
	Concord Securities Co. Ltd.	2,445,244	1,516,474
#	Continental Holdings Corp.	2,062,540	1,351,866
#	Contrel Technology Co. Ltd.	515,000	1,719,360
#	Coremax Corp.	233,112	633,109
#	Coretronic Corp.	854,800	1,817,005
#	Creative Sensor, Inc.	210,000	330,741
#	Crowell Development Corp.	269,150	191,248
#	Cryomax Cooling System Corp.	135,926	137,454
	CS Group Investment Holding Ltd.	146,000	87,603
	CTBC Financial Holding Co. Ltd.	57,326,073	94,818,661
	CTCI Corp.	2,228,775	2,597,965
	Cub Elecparts, Inc.	36,000	137,843
#	CviLux Corp.	238,000	947,852
	Cyberlink Corp.	135,000	280,802
	CyberPower Systems, Inc.	85,000	506,191
#*	CyberTAN Technology, Inc.	799,000	636,504
	DA CIN Construction Co. Ltd.	1,306,063	2,979,845
	Da-Li Development Co. Ltd.	881,392	1,267,328
#	Darfon Electronics Corp.	548,000	464,459
#	Darwin Precisions Corp.	1,195,671	487,498
	De Licacy Industrial Co. Ltd.	67,222	21,296
#	Delpha Construction Co. Ltd.	409,000	269,717
		Shares	Value»
TAIWAN — (Continued)
#	Depo Auto Parts Ind Co. Ltd.	538,000	$2,131,486
*	DER PAO Construction	312,146	0
	Desiccant Technology Corp.	51,000	388,508
	DFI, Inc.	62,000	111,321
	Dimerco Express Corp.	373,000	919,591
	Dong Fang Offshore Co. Ltd.	18,000	79,674
	Donpon Precision, Inc.	175,200	259,581
	Drewloong Precision, Inc.	45,331	207,663
	Dyaco International, Inc.	20,000	13,206
#	Dynamic Holding Co. Ltd.	950,763	5,372,219
#	Dynapack International Technology Corp.	521,000	6,081,479
#	E Ink Holdings, Inc.	1,787,000	7,863,281
#	E.Sun Financial Holding Co. Ltd.	28,071,982	28,325,053
#	Eastech Holding Ltd.	131,000	318,279
	Eastern Media International Corp.	873,090	560,346
#	Eclat Textile Co. Ltd.	457,000	4,855,123
#	eCloudvalley Digital Technology Co. Ltd.	36,000	78,692
	ECOVE Environment Corp.	20,000	182,458
	Edison Opto Corp.	308,250	228,601
#*	Edom Technology Co. Ltd.	988,350	1,205,755
#	Elan Microelectronics Corp.	632,000	2,742,835
	E-Lead Electronic Co. Ltd.	144,000	252,178
	Elite Advanced Laser Corp.	102,000	998,315
#	Elite Semiconductor Microelectronics Technology, Inc.	309,000	1,701,767
#	Elitegroup Computer Systems Co. Ltd.	883,395	579,958
#	Emerging Display Technologies Corp.	264,000	191,216
††	ENG Electric Co. Ltd.	11,999	52
#	Ennoconn Corp.	386,599	3,971,054
#	Ennostar, Inc.	1,571,210	3,706,000

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	EnTie Commercial Bank Co. Ltd.	2,417,232	$1,043,217
	EOI Investment Holdings Co. Ltd.	97,000	59,823
*	Epileds Technologies, Inc.	83,000	125,943
	Episil-Precision, Inc.	86,000	247,740
	Eris Technology Corp.	10,000	69,941
#	Eson Precision Ind Co. Ltd.	435,000	1,470,909
#	Eternal Materials Co. Ltd.	2,553,487	6,429,838
#	Eurocharm Holdings Co. Ltd.	98,000	516,350
	Eva Airways Corp.	11,359,355	12,030,211
	Ever Ohms Technology Co. Ltd.	17,000	20,469
	Ever Supreme Bio Technology Co. Ltd.	24,000	97,715
*	Everest Textile Co. Ltd.	1,630,813	359,533
#	Evergreen Aviation Technologies Corp.	356,000	1,735,685
	Evergreen International Storage & Transport Corp.	1,254,500	1,892,334
#	Evergreen Marine Corp. Taiwan Ltd.	2,592,658	16,585,650
#	EVERGREEN Steel Corp.	693,000	2,142,584
#	Everlight Chemical Industrial Corp.	1,197,950	2,183,795
	Everlight Electronics Co. Ltd.	2,218,000	5,001,330
#	Evertop Wire Cable Corp.	545,000	383,361
#	Excelsior Medical Co. Ltd.	672,913	1,517,258
#	Far Eastern Department Stores Ltd.	4,119,445	2,894,248
	Far Eastern International Bank	14,059,848	5,451,628
#	Far Eastern New Century Corp.	13,016,528	10,625,715
	Far EasTone Telecommunications Co. Ltd.	5,093,397	15,190,363
#	Faraday Technology Corp.	158,000	853,090
		Shares	Value»
TAIWAN — (Continued)
	Farglory F T Z Investment Holding Co. Ltd.	499,655	$734,517
	Farglory Land Development Co. Ltd.	1,375,264	2,991,824
	Feedback Technology Corp.	140,127	861,938
	Feng Hsin Steel Co. Ltd.	470,000	904,215
#	Feng TAY Enterprise Co. Ltd.	644,000	1,434,496
	FIC Global, Inc.	146,000	306,459
	Firich Enterprises Co. Ltd.	85,000	60,369
	First Financial Holding Co. Ltd.	30,402,651	27,768,669
	First Hotel	974,857	382,880
#	First Insurance Co. Ltd.	1,400,064	1,155,696
*	First Steamship Co. Ltd.	2,874,042	456,076
	Fitipower Integrated Technology, Inc.	65,550	317,679
#	Flytech Technology Co. Ltd.	316,000	1,088,427
#	FocalTech Systems Co. Ltd.	310,000	496,899
#	Forcecon Tech Co. Ltd.	280,057	844,574
	Forcelead Technology Corp.	5,000	27,700
	Forest Water Environment Engineering Co. Ltd.	150,052	171,445
#	Formosa Advanced Technologies Co. Ltd.	880,000	1,722,159
	Formosa Chemicals & Fibre Corp.	2,466,000	4,103,875
	Formosa International Hotels Corp.	11,000	58,592
#	Formosa Laboratories, Inc.	429,478	736,306
	Formosa Oilseed Processing Co. Ltd.	25,035	25,350
	Formosa Optical Technology Co. Ltd.	27,000	83,485
	Formosa Petrochemical Corp.	1,775,000	3,171,621

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Formosa Plastics Corp.	2,936,000	$4,794,266
#	Formosa Sumco Technology Corp.	186,000	1,131,897
#	Formosa Taffeta Co. Ltd.	3,132,511	1,580,798
#	Formosan Rubber Group, Inc.	1,162,761	965,423
	Formosan Union Chemical Corp.	1,809,843	1,067,223
	Founding Construction & Development Co. Ltd.	626,418	283,421
#	Foxconn Technology Co. Ltd.	1,634,142	2,708,986
#	Foxsemicon Integrated Technology, Inc.	291,000	2,892,317
#	Foxwell Power Co. Ltd.	42,000	85,253
#	Franbo Lines Corp.	600,392	327,310
	Froch Enterprise Co. Ltd.	1,037,734	524,787
#	FSP Technology, Inc.	810,292	1,277,446
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	319,097	260,807
#	Fu Hua Innovation Co. Ltd.	1,819,914	799,480
	Fubon Financial Holding Co. Ltd.	25,450,476	72,536,134
#	Fulgent Sun International Holding Co. Ltd.	463,623	1,142,535
	Fullerton Technology Co. Ltd.	402,200	322,396
#*	Fulltech Fiber Glass Corp.	1,327,306	4,697,420
	Fusheng Precision Co. Ltd.	323,000	2,572,778
	Fwusow Industry Co. Ltd.	1,282,429	547,327
	G Shank Enterprise Co. Ltd.	809,107	3,041,006
#	Gallant Precision Machining Co. Ltd.	203,000	852,563
#	Gamania Digital Entertainment Co. Ltd.	368,000	460,398
	GEM Services, Inc.	41,000	120,325
#	Gemtek Technology Corp.	1,441,962	1,577,798
		Shares	Value»
TAIWAN — (Continued)
#*	General Interface Solution GIS Holding Ltd.	579,000	$1,412,080
	Generalplus Technology, Inc.	163,000	240,780
#	Genesys Logic, Inc.	209,000	665,479
	Genius Electronic Optical Co. Ltd.	316,000	5,133,698
	GeoVision, Inc.	133,000	228,432
#	Getac Holdings Corp.	1,199,065	3,715,744
#*	Giantplus Technology Co. Ltd.	1,139,100	480,051
#	Gigabyte Technology Co. Ltd.	1,627,287	14,170,004
#	Global Brands Manufacture Ltd.	1,584,468	5,041,835
	Global Lighting Technologies, Inc.	117,000	139,184
#	Global Mixed Mode Technology, Inc.	187,000	1,496,778
#	Global PMX Co. Ltd.	231,000	989,129
#	Global View Co. Ltd.	28,000	37,963
#	Globalwafers Co. Ltd.	722,000	13,566,915
#	Globe Union Industrial Corp.	644,126	188,997
#	Gloria Material Technology Corp.	1,886,116	1,924,907
#	GMI Technology, Inc.	66,143	85,923
	Golden Long Teng Development Co. Ltd.	93,000	75,763
	Goldsun Building Materials Co. Ltd.	4,517,171	5,034,364
	Good Will Instrument Co. Ltd.	269,746	492,028
#	Gordon Auto Body Parts	421,000	376,935
#	Gourmet Master Co. Ltd.	282,000	567,615
#	Grand Fortune Securities Co. Ltd.	1,169,929	571,484
#*	Grand Pacific Petrochemical	3,095,018	1,201,904
	Grape King Bio Ltd.	310,000	1,102,069
	Great China Metal Industry	842,000	567,511
#	Great Tree Pharmacy Co. Ltd.	122,000	298,958
#	Great Wall Enterprise Co. Ltd.	2,456,236	4,144,419
#	Greatek Electronics, Inc.	809,000	2,170,360

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Group Up Industrial Co. Ltd.	113,000	$1,689,008
#	GTM Holdings Corp.	622,900	582,441
#	Gudeng Precision Industrial Co. Ltd.	57,000	987,101
#	Hannstar Board Corp.	1,500,048	3,973,121
#*	HannStar Display Corp.	4,952,435	1,281,425
*	HannsTouch Holdings Co.	995,001	386,150
	Hanpin Electron Co. Ltd.	334,000	552,707
#*	Harvatek Corp.	770,553	618,219
#	HD Renewable Energy Co. Ltd.	42,000	119,629
#	Hey Song Corp.	1,745,500	1,947,468
	Hi-Clearance, Inc.	4,296	18,445
	Highlight Tech Corp.	43,600	111,517
††	High-Tek Harness Enterprise Co. Ltd.	179,000	4,181
	Highwealth Construction Corp.	4,262,258	5,408,161
	Hi-Lai Foods Co. Ltd.	25,000	122,923
	HIM International Music, Inc.	15,000	40,068
#*	Hitron Technology, Inc.	219,000	211,376
	Hiwin Mikrosystem Corp.	72,000	516,654
	Hiwin Technologies Corp.	696,000	6,975,164
#	Hiyes International Co. Ltd.	179,651	403,583
#	Ho Tung Chemical Corp.	4,467,475	1,330,377
#	Hocheng Corp.	949,066	526,137
#	Holdings-Key Electric Wire & Cable Co. Ltd.	371,699	455,988
*	Holtek Semiconductor, Inc.	50,000	86,049
#	Holy Stone Enterprise Co. Ltd.	432,800	2,965,156
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	40,490,192	286,063,966
#	Hong Pu Real Estate Development Co. Ltd.	1,038,655	707,040
	Hong TAI Electric Industrial	1,279,000	1,447,284
	Horizon Fixture Group Co. Ltd.	6,000	30,456
		Shares	Value»
TAIWAN — (Continued)
#	Horizon Securities Co. Ltd.	354,820	$159,992
#*	Hota Industrial Manufacturing Co. Ltd.	587,000	967,220
#	Hotai Finance Co. Ltd.	443,000	854,858
#	Hotai Motor Co. Ltd.	237,000	3,577,977
#	Hsin Kuang Steel Co. Ltd.	685,000	878,827
#	Hsing TA Cement Co.	862,614	421,041
#	Hu Lane Associate, Inc.	300,626	1,024,775
#	HUA ENG Wire & Cable Co. Ltd.	735,000	766,886
	Hua Nan Financial Holdings Co. Ltd.	23,227,604	23,565,283
#	Hua Yu Lien Development Co. Ltd.	204,525	322,722
	Huaku Development Co. Ltd.	1,040,655	4,144,957
#	Huang Hsiang Construction Corp.	229,947	272,565
#	Hung Ching Development & Construction Co. Ltd.	857,468	930,403
#	Hung Sheng Construction Ltd.	1,724,269	1,038,241
	Huxen Corp.	173,281	248,226
#	Hwa Fong Rubber Industrial Co. Ltd.	455,000	206,656
#	Hwacom Systems, Inc.	414,000	735,313
#	Ibase Technology, Inc.	174,000	229,782
#	IBF Financial Holdings Co. Ltd.	13,768,262	6,313,487
#	Ichia Technologies, Inc.	1,160,260	2,627,480
	I-Chiun Precision Industry Co. Ltd.	27,000	233,754
#	IEI Integration Corp.	457,200	1,003,333
	In Win Development, Inc.	68,000	191,091
#	Infortrend Technology, Inc.	676,000	867,482
	Info-Tek Corp.	84,000	89,235
	Innodisk Corp.	101,311	4,106,067
#	Innolux Corp.	18,041,431	13,784,772
#	Inpaq Technology Co. Ltd.	348,930	844,240

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Integrated Service Technology, Inc.	240,203	$1,531,372
	Interactive Digital Technologies, Inc.	40,000	107,503
#*	International CSRC Investment Holdings Co.	2,878,166	979,202
	Inventec Corp.	7,876,277	11,538,997
#	Iron Force Industrial Co. Ltd.	217,420	603,464
#	ITE Technology, Inc.	497,479	1,966,522
#	ITEQ Corp.	711,000	6,175,024
#	Jarllytec Co. Ltd.	111,725	364,537
#	Jean Co. Ltd.	605,521	349,590
	Jetwell Computer Co. Ltd.	21,000	115,150
	Jia Wei Lifestyle, Inc.	49,150	47,130
	Jih Lin Technology Co. Ltd.	7,000	12,272
#	Jiin Yeeh Ding Enterprise Co. Ltd.	231,000	624,468
	Jinan Acetate Chemical Co. Ltd.	743,000	999,918
	Jochu Technology Co. Ltd.	49,494	65,187
#	Johnson Health Tech Co. Ltd.	167,000	647,558
#	JPC connectivity, Inc.	230,000	1,522,680
#	JPP Holding Co. Ltd.	72,000	794,404
	K Laser Technology, Inc.	716,601	383,464
#	Kaimei Electronic Corp.	288,400	787,380
	Kedge Construction Co. Ltd.	205,481	548,573
	Kenda Rubber Industrial Co. Ltd.	1,251,409	683,595
	Kent Industrial Co. Ltd.	18,000	13,738
#	Kerry TJ Logistics Co. Ltd.	195,000	186,174
	Keystone Microtech Corp.	45,000	3,097,496
	KGI Financial Holding Co. Ltd.	52,866,127	36,030,814
#	KHGEARS International Ltd.	105,000	599,347
#	Kindom Development Co. Ltd.	2,075,700	1,934,854
	King Chou Marine Technology Co. Ltd.	301,100	448,680
		Shares	Value»
TAIWAN — (Continued)
	King Core Electronics, Inc.	75,000	$109,766
#	King Polytechnic Engineering Co. Ltd.	139,100	216,935
#	King Yuan Electronics Co. Ltd.	2,959,805	28,939,201
#*	King's Town Construction Co. Ltd.	393,380	457,675
	Kinik Co.	4,000	69,721
#*	Kinko Optical Co. Ltd.	442,756	890,527
#	Kinpo Electronics	5,886,375	5,203,195
#	Kinsus Interconnect Technology Corp.	1,515,147	25,739,929
	KMC Kuei Meng International, Inc.	82,000	209,793
	KS Terminals, Inc.	304,000	530,488
	Kuang Hong Arts Management, Inc.	9,000	28,580
	Kung Long Batteries Industrial Co. Ltd.	133,000	517,091
*	Kung Sing Engineering Corp.	2,211,875	795,162
#	Kuo Toong International Co. Ltd.	836,808	1,339,820
	Kwong Fong Industries Corp.	356,649	128,602
	Kwong Lung Enterprise Co. Ltd.	346,000	516,849
#	KYE Systems Corp.	45,000	51,441
#	L&K Engineering Co. Ltd.	238,000	5,133,797
*	LAN FA Textile	985,713	364,662
#	Lanner Electronics, Inc.	337,000	860,737
#	Largan Precision Co. Ltd. (3008 TT)	329,000	26,417,987
#	Laser Tek Taiwan Co. Ltd.	152,000	314,353
	Laster Tech Co. Ltd.	212,172	115,633
	Leadtrend Technology Corp.	57,000	111,091
*	Lealea Enterprise Co. Ltd.	3,801,898	734,904
	LEE CHI Enterprises Co. Ltd.	891,900	295,010
#	Lelon Electronics Corp.	395,000	2,236,650
#	Lemtech Holdings Co. Ltd.	132,300	345,043
	Leo Systems, Inc.	61,000	63,427

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Leofoo Development Co. Ltd.	148,000	$77,901
*	Li Peng Enterprise Co. Ltd.	2,274,381	359,769
#	Lian HWA Food Corp.	137,000	376,426
#	Lien Hwa Industrial Holdings Corp.	1,695,539	2,215,813
	LINE Pay Taiwan Ltd.	14,000	124,746
#	Lingsen Precision Industries Ltd.	1,375,480	1,306,764
#	Lion Travel Service Co. Ltd.	251,000	1,262,180
	Lite-On Technology Corp.	6,635,738	35,580,009
	Liton Technology Corp.	106,000	212,545
	Long Da Construction & Development Corp.	524,000	539,158
*	Longchen Paper & Packaging Co. Ltd.	3,259,859	933,554
	Longwell Co.	670,000	6,190,650
#	Lotes Co. Ltd.	109,000	9,174,386
	Lotus Pharmaceutical Co. Ltd.	285,000	1,999,545
#	Loyalty Founder Enterprise Co. Ltd.	121,000	95,733
#	Lucky Cement Corp.	775,000	356,307
#	Lumax International Corp. Ltd.	220,000	805,087
#*	Lung Yen Life Service Corp.	223,000	311,535
	Lungteh Shipbuilding Co. Ltd.	154,000	667,799
	Luxe Green Energy Technology Co. Ltd.	49,000	33,740
	M3 Technology, Inc.	29,000	81,838
#	Macauto Industrial Co. Ltd.	93,000	157,963
	Macnica Galaxy, Inc.	9,000	26,272
*	Macronix International Co. Ltd.	5,258,605	26,282,047
	MacroWell OMG Digital Entertainment Co. Ltd.	9,000	18,833
	Magnate Technology Co. Ltd.	17,000	24,986
	Major Power Technology Co. Ltd.	5,000	25,503
		Shares	Value»
TAIWAN — (Continued)
	Makalot Industrial Co. Ltd.	505,000	$3,400,051
#	Marketech International Corp.	220,000	2,687,831
#	Materials Analysis Technology, Inc.	159,488	1,684,306
#	Mayer Steel Pipe Corp.	716,947	502,146
	Maywufa Co. Ltd.	182,070	124,476
	MediaTek, Inc.	1,046,000	87,321,768
	Mega Financial Holding Co. Ltd.	20,752,717	25,694,235
#	Mega Union Technology, Inc.	54,000	1,558,294
#*	Megaforce Co. Ltd.	174,000	170,405
#	Mercuries & Associates Holding Ltd.	2,248,771	976,374
#	Mercuries Data Systems Ltd.	160,000	107,363
*	Mercuries Life Insurance Co. Ltd.	3,940,589	959,941
#	Merry Electronics Co. Ltd.	847,245	2,323,183
#	METAAGE Corp.	258,000	376,131
	Micro-Star International Co. Ltd.	1,129,000	3,506,346
	Mildef Crete, Inc.	152,000	506,298
#	MIN AIK Technology Co. Ltd.	293,600	261,136
#	Mitac Holdings Corp.	2,813,450	7,373,433
	momo.com, Inc.	63,000	340,197
#	Motech Industries, Inc.	1,127,000	983,393
	MSSCORPS Co. Ltd.	135,019	3,676,259
#	Nak Sealing Technologies Corp.	99,000	365,980
#	Namchow Holdings Co. Ltd.	544,000	603,670
#	Nan Kang Rubber Tire Co. Ltd.	751,030	794,820
#	Nan Pao Resins Chemical Co. Ltd.	189,000	2,152,146
	Nan Ya Plastics Corp.	11,318,000	32,487,008
	Nan Ya Printed Circuit Board Corp.	631,000	20,437,006
#	Nang Kuang Pharmaceutical Co. Ltd.	171,000	180,483
#	Nantex Industry Co. Ltd.	436,000	368,945

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Nanya Technology Corp.	3,078,000	$21,790,291
#	National Aerospace Fasteners Corp.	82,064	303,510
#	Netronix, Inc.	77,000	215,404
*	New Asia Construction & Development Corp.	394,000	169,277
#	Nextronics Engineering Corp.	67,000	357,192
#	Nichidenbo Corp.	589,000	1,808,433
	Niching Industrial Corp.	27,000	73,763
	Nidec Chaun-Choung Technology Corp.	4,000	20,317
	Nien Hsing Textile Co. Ltd.	265,061	139,336
#	Nien Made Enterprise Co. Ltd.	415,000	4,644,348
#	Niko Semiconductor Co. Ltd.	180,525	322,936
	Nishoku Technology, Inc.	201,000	763,708
	North-Star International Co. Ltd.	108,000	68,191
	Nova Technology Corp.	80,000	581,555
#	Novatek Microelectronics Corp.	1,219,000	15,833,423
#	Nuvoton Technology Corp.	213,000	1,008,329
#	O-Bank Co. Ltd.	3,349,604	1,068,256
	Optimax Technology Corp.	131,000	118,366
#	Orient Semiconductor Electronics Ltd.	1,115,670	1,968,061
#*	Oriental Union Chemical Corp.	491,000	202,121
	O-TA Precision Industry Co. Ltd.	6,000	13,026
	Pacific Construction Co.	1,552,452	435,525
	Paiho Shih Holdings Corp.	292,335	155,994
#	Pan German Universal Motors Ltd.	61,000	410,058
#	Pan Jit International, Inc.	1,024,100	3,313,260
#	Pan-International Industrial Corp.	2,067,444	3,279,371
		Shares	Value»
TAIWAN — (Continued)
	Panion & BF Biotech, Inc.	5,000	$10,789
#	Parade Technologies Ltd.	165,000	3,047,358
#	Parpro Corp.	28,000	55,127
#*	PChome Online, Inc.	376,061	270,690
	PCL Technologies, Inc.	198,000	1,394,871
	P-Duke Technology Co. Ltd.	13,000	48,963
#	Pegatron Corp.	8,272,998	21,644,178
#	Pegavision Corp.	139,000	1,234,814
	PharmaEngine, Inc.	217,000	377,889
#	PharmaEssentia Corp.	156,000	3,263,682
*	Phihong Technology Co. Ltd.	78,000	59,626
	Phison Electronics Corp.	279,000	17,458,676
	Phoenix Silicon International Corp.	257,000	2,036,903
	Phoenix Tours International, Inc.	49,350	79,572
#	Pixart Imaging, Inc.	422,000	2,818,822
	Podak Co. Ltd.	59,000	80,661
#	Posiflex Technology, Inc.	72,000	422,386
	Potens Semiconductor Corp.	22,000	79,448
	Pou Chen Corp.	8,449,550	6,908,881
	Power Wind Health Industry, Inc.	44,000	207,159
*	Powerchip Semiconductor Manufacturing Corp.	2,980,000	5,052,268
#	Powertech Technology, Inc.	2,538,000	16,645,244
	Poya International Co. Ltd.	18,000	325,999
#	President Chain Store Corp.	978,000	6,912,863
#	President Securities Corp.	4,623,589	5,237,587
#	Primax Electronics Ltd.	1,899,000	4,413,152
#	Prince Housing & Development Corp.	3,252,018	822,442
#	Promate Electronic Co. Ltd.	675,793	1,027,872
#	Prosperity Dielectrics Co. Ltd.	277,000	764,788
#	Qisda Corp.	4,562,620	3,479,838

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	QST International Corp.	219,858	$316,406
#	Qualipoly Chemical Corp.	140,593	835,052
#	Quanta Storage, Inc.	583,000	1,560,052
#*	Quintain Steel Co. Ltd.	1,325,247	361,998
#	Radiant Opto-Electronics Corp.	1,778,000	5,629,233
#	Radium Life Tech Co. Ltd.	2,090,543	685,795
	Raydium Semiconductor Corp.	25,000	186,658
	Rayzher Industrial Co. Ltd.	11,000	73,436
#	Realtek Semiconductor Corp.	651,000	11,114,140
#	Rechi Precision Co. Ltd.	1,099,000	796,959
#	Rexon Industrial Corp. Ltd.	278,000	193,541
#	Rich Development Co. Ltd.	1,487,175	345,320
#	RichWave Technology Corp.	225,000	836,165
*	Ritek Corp.	2,442,449	965,928
	Ruby Tech Corp.	57,000	111,632
	Ruentex Development Co. Ltd.	4,120,900	3,083,082
#	Ruentex Engineering & Construction Co.	99,000	490,499
#	Ruentex Industries Ltd.	742,385	1,049,633
	Run Long Construction Co. Ltd.	78,000	70,836
#	Sakura Development Co. Ltd.	465,600	602,611
	Sampo Corp.	1,886,340	1,363,434
#	San Fang Chemical Industry Co. Ltd.	379,000	381,001
#	San Fu Chemical Co. Ltd.	78,000	370,715
	San Lien Technology Corp. Ltd.	28,000	80,065
#	Sanyang Motor Co. Ltd.	1,665,624	2,922,472
	Savior Lifetec Corp.	643,000	385,360
#	ScinoPharm Taiwan Ltd.	405,000	260,246
		Shares	Value»
TAIWAN — (Continued)
#	SciVision Biotech, Inc.	45,000	$82,526
#	SDI Corp.	399,000	1,947,649
	Sea Sonic Electronics Co. Ltd.	83,000	170,166
	Senao International Co. Ltd.	33,000	30,820
	Senao Networks, Inc.	70,000	240,073
	Sensortek Technology Corp.	41,000	197,024
#	Sercomm Corp.	494,000	1,200,712
#	Sesoda Corp.	787,279	1,043,336
	Shanghai Commercial & Savings Bank Ltd.	7,812,566	9,639,325
	Sharehope Medicine Co. Ltd.	271,191	184,828
#	Sheng Yu Steel Co. Ltd.	382,000	244,106
#	ShenMao Technology, Inc.	368,000	1,278,816
#	Shieh Yih Machinery Industry Co. Ltd.	169,000	167,175
#	Shih Her Technologies, Inc.	279,069	1,755,776
*	Shih Wei Navigation Co. Ltd.	1,112,271	535,025
	Shihlin Electric & Engineering Corp.	485,000	2,931,418
#	Shin Ruenn Development Co. Ltd.	209,776	265,503
#	Shin Zu Shing Co. Ltd.	558,517	3,679,916
	Shinkong Insurance Co. Ltd.	763,412	3,204,801
#	Shinkong Synthetic Fibers Corp.	5,642,754	3,017,983
#	Shinkong Textile Co. Ltd.	218,000	443,097
	Shiny Chemical Industrial Co. Ltd.	101,000	536,697
#*	Shuttle, Inc.	1,074,015	513,112
	Sigurd Microelectronics Corp.	2,351,231	13,566,199
	Silergy Corp.	626,000	8,567,322
	Silitech Technology Corp.	33,000	32,134
#	Simplo Technology Co. Ltd.	472,000	5,358,220
#	Sinbon Electronics Co. Ltd.	607,000	5,465,259

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sincere Navigation Corp.	1,085,242	$1,196,890
#	Singatron Enterprise Co. Ltd.	53,000	52,753
	Sinmag Equipment Corp.	27,000	104,984
	Sino-American Silicon Products, Inc.	1,360,000	5,888,553
	Sinon Corp.	1,847,877	2,463,622
	SinoPac Financial Holdings Co. Ltd.	48,999,196	48,012,406
	Sinopower Semiconductor, Inc.	69,000	428,269
	Sinphar Pharmaceutical Co. Ltd.	397,682	395,638
	Sinyi Realty, Inc.	191,000	120,799
	Sirtec International Co. Ltd.	285,200	243,155
#	Sitronix Technology Corp.	303,000	2,221,823
#	Siward Crystal Technology Co. Ltd.	740,875	935,569
	Sixxon Tech Co. Ltd.	3,000	17,562
#	Soft-World International Corp.	152,000	468,250
	Solar Applied Materials Technology Corp.	1,856,000	9,856,308
	Solteam, Inc.	215,742	307,654
	Song Shang Electronics Co. Ltd.	127,000	81,081
	Sonix Technology Co. Ltd.	129,000	172,272
#	Southeast Cement Co. Ltd.	901,700	440,232
*	Spectrum Electrics Corp.	105,150	78,608
	Speed Tech Corp.	352,001	407,844
#	Sporton International, Inc.	203,000	1,427,946
#	Sports Gear Co. Ltd.	114,000	282,655
	St. Shine Optical Co. Ltd.	155,000	510,226
	Standard Chemical & Pharmaceutical Co. Ltd.	306,000	590,886
#	Standard Foods Corp.	784,000	717,131
#	Stark Technology, Inc.	63,000	285,192
#*	Starlux Airlines Co. Ltd.	2,870,000	1,835,485
		Shares	Value»
TAIWAN — (Continued)
	S-Tech Corp.	31,000	$19,247
	STL Technology Co. Ltd.	159,000	817,241
#	Sun Max Tech Ltd.	104,738	189,998
*	Sun Yad Construction Co. Ltd.	166,095	58,234
	Sunny Friend Environmental Technology Co. Ltd.	103,000	243,874
#	Sunonwealth Electric Machine Industry Co. Ltd.	684,518	3,171,587
	Sunplus Innovation Technology, Inc.	38,160	199,496
#*	Sunplus Technology Co. Ltd.	1,427,000	1,100,213
#	Sunrex Technology Corp.	473,108	608,022
#	Sunspring Metal Corp.	199,569	131,538
#	Superalloy Industrial Co. Ltd.	150,000	197,195
#	Supreme Electronics Co. Ltd.	1,975,507	5,190,760
	Swancor Holding Co. Ltd.	182,000	678,171
	Sweeten Real Estate Development Co. Ltd.	1,036,476	752,100
#	Symtek Automation Asia Co. Ltd.	54,158	305,673
#	Syncmold Enterprise Corp.	457,000	1,293,966
#	Synmosa Biopharma Corp.	887,686	866,374
	Synnex Technology International Corp.	4,559,550	11,952,599
#	Syscom Computer Engineering Co.	128,000	218,058
	Systex Corp.	492,000	1,880,878
#	T3EX Global Holdings Corp.	456,000	965,680
#	TA Chen Stainless Pipe	5,154,033	6,166,925
#	Ta Ya Electric Wire & Cable	2,441,795	2,502,769
#	Tah Hsin Industrial Corp.	324,701	639,629
	TA-I Technology Co. Ltd.	276,500	602,993

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Tai Tung Communication Co. Ltd.	518,077	$318,767
	Taichung Commercial Bank Co. Ltd.	24,100,368	15,111,652
	TaiDoc Technology Corp.	113,000	447,419
#	Taiflex Scientific Co. Ltd.	965,397	4,215,494
	Taimide Tech, Inc.	272,000	911,267
	Tainan Enterprises Co. Ltd.	378,183	254,840
	Tainan Spinning Co. Ltd.	5,586,485	2,237,272
#	Tai-Saw Technology Co. Ltd.	205,000	281,099
	TaiSol Electronics Co. Ltd.	136,000	322,696
	Taisun Enterprise Co. Ltd.	701,000	420,752
#	Taita Chemical Co. Ltd.	607,394	399,344
#	TAI-TECH Advanced Electronics Co. Ltd.	222,000	1,181,256
	Taiwan Acceptance Corp.	655,250	1,600,602
#	Taiwan Business Bank	27,516,145	14,245,781
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	350,488	659,677
#	Taiwan Cogeneration Corp.	1,101,000	1,543,600
	Taiwan Cooperative Financial Holding Co. Ltd.	23,941,646	17,369,876
#	Taiwan Fertilizer Co. Ltd.	2,351,000	3,776,966
#	Taiwan Fire & Marine Insurance Co. Ltd.	903,000	1,495,805
#	Taiwan FU Hsing Industrial Co. Ltd.	516,400	718,283
#*	Taiwan Glass Industry Corp.	4,278,982	9,256,821
#	Taiwan Hon Chuan Enterprise Co. Ltd.	1,116,704	3,948,179
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	813,160	1,031,352
††	Taiwan Land Development Corp.	4,185,322	66,377
#*	Taiwan Mask Corp.	825,694	1,237,833
		Shares	Value»
TAIWAN — (Continued)
#	Taiwan Mobile Co. Ltd.	1,873,000	$6,594,786
#	Taiwan Navigation Co. Ltd.	1,063,000	988,127
#	Taiwan Paiho Ltd.	930,000	1,304,986
#	Taiwan PCB Techvest Co. Ltd.	901,946	1,039,138
#	Taiwan Sakura Corp.	217,000	570,995
	Taiwan Secom Co. Ltd.	425,000	1,517,750
#	Taiwan Semiconductor Co. Ltd.	763,000	1,547,196
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	100,000	6,942,185
#	Taiwan Shin Kong Security Co. Ltd.	499,390	634,813
	Taiwan Steel Union Co. Ltd.	8,000	27,193
	Taiwan Surface Mounting Technology Corp.	1,330,991	7,133,438
	Taiwan Taxi Co. Ltd.	5,000	28,300
#*	Taiwan TEA Corp.	1,912,092	682,419
	Taiwan Union Technology Corp.	429,000	14,137,197
	Taiyen Biotech Co. Ltd.	582,217	585,191
#	Tatung Co. Ltd.	4,384,050	4,205,331
	Tatung System Technologies, Inc.	7,000	14,290
#	TCC Group Holdings Co. Ltd.	18,560,110	14,400,190
#	TCI Co. Ltd.	371,000	1,396,252
	Te Chang Construction Co. Ltd.	180,260	404,233
#	Team Group, Inc.	244,000	2,225,116
#	Teco Electric & Machinery Co. Ltd.	4,616,725	9,291,487
#	Test Research, Inc.	480,000	5,266,497
#	Test Rite International Co. Ltd.	1,078,266	703,446
*	Thermaltake Technology Co. Ltd.	76,000	67,569
#	Thinking Electronic Industrial Co. Ltd.	254,000	1,418,627
	Thye Ming Industrial Co. Ltd.	188,609	407,788
	Tigerair Taiwan Co. Ltd.	84,000	132,197

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Ton Yi Industrial Corp.	3,768,600	$2,091,353
#	Tong Hsing Electronic Industries Ltd.	500,480	2,763,574
#	Tong Yang Industry Co. Ltd.	1,842,000	4,380,754
#	Tong-Tai Machine & Tool Co. Ltd.	700,447	822,660
	Top Bright Holding Co. Ltd.	13,000	106,679
#	Top Union Electronics Corp.	220,029	194,349
#	Topco Scientific Co. Ltd.	343,000	4,452,415
	Topco Technologies Corp.	18,000	65,524
#	Topkey Corp.	239,000	1,130,344
	Topoint Technology Co. Ltd.	18,200	237,366
#	TPK Holding Co. Ltd.	1,108,000	2,135,138
#	Transcend Information, Inc.	310,000	2,521,090
	TricornTech Taiwan Corp.	83,000	162,828
#	Trigold Holdings Ltd.	33,000	87,312
	Trio Technology International Group Co. Ltd.	35,000	191,332
#	Tripod Technology Corp.	1,589,000	22,893,094
	TS Financial Holding Co. Ltd (2887 TT)	72,697,817	54,837,073
*	TS Financial Holding Co. Ltd (28871 TT)	1,484,667	441,285
	TSC Auto ID Technology Co. Ltd.	57,199	340,511
#	TSRC Corp.	1,541,000	959,714
	Ttet Union Corp.	6,000	28,164
	TTY Biopharm Co. Ltd.	523,000	1,227,546
	Tung Ho Steel Enterprise Corp.	2,802,593	5,776,146
	Tung Thih Electronic Co. Ltd.	140,592	246,269
#	TURVO International Co. Ltd.	122,000	1,173,286
	TXC Corp.	1,017,000	4,943,019
#	TYC Brother Industrial Co. Ltd.	866,723	853,095
#	Tyntek Corp.	1,446,097	2,667,626
#	Ubright Optronics Corp.	80,000	188,581
		Shares	Value»
TAIWAN — (Continued)
#	UDE Corp.	353,000	$1,523,650
	Ultra Chip, Inc.	75,000	114,587
	U-Ming Marine Transport Corp.	1,886,000	3,621,631
#	Unic Technology Corp.	245,000	246,773
	Unimicron Technology Corp.	4,603,542	130,755,973
#	Union Bank of Taiwan	12,010,934	7,593,964
	Union Insurance Co. Ltd.	79,000	75,423
#	Uni-President Enterprises Corp.	11,783,000	25,809,072
#	Unitech Computer Co. Ltd.	477,739	693,066
#	Unitech Printed Circuit Board Corp.	3,357,400	6,229,215
#	United Alloy-Tech Co.	265,719	622,420
#	United Microelectronics Corp. (2303 TT)	41,948,681	105,369,071
	United Orthopedic Corp.	321,000	1,004,682
	United Radiant Technology	38,000	26,920
*	United Renewable Energy Co. Ltd.	1,270,000	642,844
	Univacco Technology, Inc.	152,000	237,098
	Universal Cement Corp.	2,324,539	2,091,039
#	Universal Vision Biotechnology Co. Ltd.	105,000	454,699
#	UPC Technology Corp.	2,651,598	932,035
#	UPI Semiconductor Corp.	137,000	744,960
#	Userjoy Technology Co. Ltd.	121,690	274,123
#	USI Corp.	2,882,827	1,310,264
*	Usun Technology Co. Ltd.	56,000	157,249
	Utechzone Co. Ltd.	131,000	1,017,554
#	UVAT Technology Co. Ltd.	56,000	155,325
#	Vanguard International Semiconductor Corp.	2,674,201	12,427,649
	Ve Wong Corp.	912,806	1,259,784
#	Ventec International Group Co. Ltd.	189,000	1,322,509
#	Viking Tech Corp.	207,000	337,206

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Visco Vision, Inc.	128,000	$918,838
#	VisEra Technologies Co. Ltd.	279,000	5,227,119
	Vizionfocus, Inc.	40,000	238,313
#	Voltronic Power Technology Corp.	79,000	1,963,082
#	VSO Electronics Co. Ltd.	41,000	174,195
#*	Wafer Works Corp.	1,799,616	2,321,616
	Waffer Technology Corp.	158,000	218,467
#	Wah Hong Industrial Corp.	257,516	546,743
#	Wah Lee Industrial Corp.	862,100	3,638,266
#	Walsin Lihwa Corp.	9,140,143	8,760,902
	Walsin Technology Corp.	961,000	4,068,405
#	Walton Advanced Engineering, Inc.	1,262,853	1,836,749
	Wan Hai Lines Ltd.	2,470,000	5,818,502
	Waste Recovery Technology, Inc.	5,000	53,192
*	We & Win Development Co. Ltd.	53,000	17,083
#	Wei Chuan Foods Corp.	581,000	229,498
#	Weikeng Industrial Co. Ltd.	2,081,490	2,366,530
#	Well Shin Technology Co. Ltd.	450,080	668,667
	Welldone Co.	21,000	34,626
#	Weltrend Semiconductor	279,000	646,493
#	Wendell Industrial Co. Ltd.	31,000	217,288
#	Wholetech System Hitech Ltd.	114,000	472,897
	Win Semiconductors Corp.	1,257,000	21,766,839
	Winbond Electronics Corp.	12,243,422	36,121,095
#	Winmate, Inc.	108,000	540,815
#	Winstek Semiconductor Co. Ltd.	207,000	1,115,719
*††	Wintek Corp.	20,783,484	0
	Wisdom Marine Lines Co. Ltd.	1,543,364	3,500,958
#	Wistron Corp.	8,316,343	36,626,344
#	WITS Corp.	131,659	501,769
	WNC Corp.	1,041,474	7,170,205
		Shares	Value»
TAIWAN — (Continued)
#	Wonderful Hi-Tech Co. Ltd.	496,000	$1,107,280
	Wowprime Corp.	145,000	1,040,360
	WPG Holdings Ltd.	5,323,284	17,057,377
#	WT Microelectronics Co. Ltd.	2,255,104	14,652,351
#	WUS Printed Circuit Co. Ltd.	483,668	1,755,017
	XAC Automation Corp.	47,000	40,677
	XinTec, Inc.	300,000	1,943,239
	Xxentria Technology Materials Corp.	222,906	300,586
	Ya Horng Electronic Co. Ltd.	22,000	35,035
	Yageo Corp.	5,931,524	60,475,952
#	Yang Ming Marine Transport Corp.	1,831,000	2,852,734
#	YC INOX Co. Ltd.	2,009,894	1,355,609
#	Yea Shin International Development Co. Ltd.	1,036,512	851,422
	Yem Chio Co. Ltd.	1,562,820	654,155
	Yen Sun Technology Corp.	160,000	268,034
	YFC-Boneagle Electric Co. Ltd.	74,449	69,755
#	YFY, Inc.	4,595,847	3,432,413
#	Yi Jinn Industrial Co. Ltd.	1,197,149	547,574
*	Yieh Phui Enterprise Co. Ltd.	3,810,862	1,683,839
	Young Fast Optoelectronics Co. Ltd.	283,000	499,088
*	Young Optics, Inc.	35,000	70,430
#	Youngtek Electronics Corp.	557,047	1,620,701
	Yuanta Financial Holding Co. Ltd.	41,758,335	69,183,693
	Yuen Foong Yu Consumer Products Co. Ltd.	24,000	29,982
#	Yulon Motor Co. Ltd.	906,350	778,663
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	513,088
	Yungshin Construction & Development Co. Ltd.	20,000	30,415
#	YungShin Global Holding Corp.	640,000	1,122,563

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Yusin Holding Corp.	23,643	$37,562
	Zeng Hsing Industrial Co. Ltd.	189,358	552,075
#	Zenitron Corp.	940,000	2,058,044
#	Zero One Technology Co. Ltd.	438,391	1,423,054
#	Zhen Ding Technology Holding Ltd.	3,357,000	45,293,527
#*	Zig Sheng Industrial Co. Ltd.	1,656,352	426,805
#	ZillTek Technology Corp.	78,000	715,546
	Zippy Technology Corp.	303,000	525,451
#	Zyxel Group Corp.	1,258,793	1,408,167
TOTAL TAIWAN			3,427,080,375
THAILAND — (1.1%)
	AAPICO Hitech PCL (AH/F TB)	712,547	291,016
	Amata Corp. PCL	1,510,600	958,571
	AP Thailand PCL	10,762,130	2,847,075
#	Asset World Corp. PCL	17,772,700	1,150,381
	Bangchak Corp. PCL	3,767,300	4,136,874
	Bangkok Bank PCL (BBLF TB)	3,293,353	16,431,681
	Bangkok Bank PCL (BBLR TB), NVDR	259,600	1,295,234
#	Bangkok Commercial Asset Management PCL	6,839,854	1,556,747
	Bangkok Land PCL	46,250,293	611,619
	Bangkok Life Assurance PCL, NVDR	752,200	459,878
	Banpu PCL	7,620,233	1,381,437
	Berli Jucker PCL	731,300	317,065
	BKI Holdings PCL	151,928	1,517,652
#	Charoen Pokphand Foods PCL	13,969,400	8,284,955
#	CP Axtra PCL	1,632,468	738,945
#*	Energy Absolute PCL	908,000	73,939
#	GFPT PCL	1,713,700	482,584
	Hana Microelectronics PCL	1,866,318	1,905,432
	ICC International PCL	3,556,709	2,670,111
	Indorama Ventures PCL	1,129,722	894,657
#	IRPC PCL	7,941,300	518,637
#	Jaymart Group Holdings PCL	1,646,200	357,689
		Shares	Value»
THAILAND — (Continued)
	JMT Network Services PCL	1,721,200	$519,402
	Kasikornbank PCL (KBANKF TB)	176,800	1,052,564
	Kasikornbank PCL (KBANKR TB), NVDR	843,501	5,021,714
	Khon Kaen Sugar Industry PCL	5,353,807	262,965
	Krung Thai Bank PCL	1,691,300	1,713,368
	Lalin Property PCL	204,200	27,684
#	Land & Houses PCL (LHF TB)	736,360	81,442
	LH Financial Group PCL	5,017,346	173,816
#	Northeast Rubber PCL	1,123,088	161,504
	Polyplex Thailand PCL	1,641,925	493,343
#	Precious Shipping PCL	2,337,650	487,155
*	Property Perfect PCL	17,517,335	21,515
	Pruksa Holding PCL	1,556,200	164,242
	PTT Exploration & Production PCL	2,477,100	11,760,908
	PTT Global Chemical PCL	5,667,841	6,890,523
	PTT PCL	44,568,100	48,214,808
	Quality Houses PCL	10,394,719	431,230
#	Regional Container Lines PCL	1,324,800	1,248,429
	Rojana Industrial Park PCL	2,667,073	382,619
	S Hotels & Resorts PCL	2,641,740	129,082
	Saha Pathana Inter-Holding PCL	3,372,150	4,906,698
	Saha Pathanapibul PCL	1,052,533	1,841,901
	Saha-Union PCL	1,568,500	1,298,325
#	Sansiri PCL	51,399,366	2,212,004
#	SC Asset Corp. PCL	7,576,230	464,965
	SCG Packaging PCL	1,699,400	1,310,146
#	SCGJWD Logistics PCL	63,200	14,839
	Siam Cement PCL	560,900	4,144,533
*	Singer Thailand PCL	495,500	83,149
	Somboon Advance Technology PCL	1,029,700	464,667
	SPCG PCL	1,278,500	347,320
#	Sri Trang Agro-Industry PCL	3,194,858	1,745,663
#	Sri Trang Gloves Thailand PCL	3,255,548	1,026,964

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Star Petroleum Refining PCL	3,606,623	$815,269
#	Stecon Group PCL	2,688,278	992,774
#*	STP & I PCL	70,600	8,720
#	Supalai PCL	3,850,700	1,916,862
*	Super Energy Corp. PCL	72,819,209	247,184
	Thai Oil PCL	2,961,174	4,378,837
	Thai Stanley Electric PCL (STANLY/F TB), Class F	170,100	1,080,449
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	19,100	121,320
	Thai Wacoal PCL	55,700	28,816
	Thanachart Capital PCL	690,300	1,186,370
	Thoresen Thai Agencies PCL	3,794,076	579,807
	TMBThanachart Bank PCL	46,909,096	3,257,212
	TPI Polene PCL	24,462,140	645,645
	TPI Polene Power PCL	7,319,150	431,992
	VGI PCL	2,044,800	54,804
#	Xspring Capital PCL	13,093,567	176,903
TOTAL THAILAND			163,904,630
TURKEY — (0.6%)
*	Adese Gayrimenkul Yatirim AS	19,148,470	459,603
	Afyon Cimento Sanayi TAS	231,737	69,333
	Akcansa Cimento AS	13,846	65,525
*	Akfen Yenilenebilir Enerji AS	420,021	207,212
*	Aksa Enerji Uretim AS	607,373	1,106,639
	Alarko Holding AS	22,751	48,256
	Albaraka Turk Katilim Bankasi AS	6,251,810	1,162,673
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	2,027,953	853,127
#*	Arcelik AS	61,949	153,519
	Aygaz AS	135,111	860,722
#*	Bera Holding AS	2,615,315	987,731
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	798,288	265,250
	Bursa Cimento Fabrikasi AS	1,715,632	232,700
*	Can2 Termik AS	29,295,009	1,159,129
		Shares	Value»
TURKEY — (Continued)
	Cemtas Celik Makina Sanayi Ve Ticaret AS	252,392	$61,334
*	Deva Holding AS	42,550	62,263
	Dogan Sirketler Grubu Holding AS	3,901,181	1,963,552
	Dogu Aras Enerji Yatirimlari AS	45,627	105,505
#	Dogus Otomotiv Servis ve Ticaret AS	210,811	842,313
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	323,905	614,049
#	Enka Insaat ve Sanayi AS	3,002,571	6,961,498
	Eregli Demir ve Celik Fabrikalari TAS	8,743,943	6,800,833
*	Esenboga Elektrik Uretim AS	1,374,179	113,899
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	59,133	28,232
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	32,196	260,634
*	GSD Holding AS	4,401,973	513,999
*	Izmir Demir Celik Sanayi AS	483,230	75,251
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	18,951	38,395
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	553,530	433,726
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	3,677,749	3,144,072
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	7,692,586	489,161
*	Kayseri Seker Fabrikasi AS	2,459,328	258,030
	KOC Holding AS	2,566,231	11,490,341
	Lila Kagit Sanayi ve Ticaret AS	768,377	595,901

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Loras Holding AS	1,088,023	$89,687
	Migros Ticaret AS	20,353	289,400
*	NET Holding AS	575,230	488,665
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	5,015,005	762,043
*	Parsan Makina Parcalari Sanayii AS	55,901	103,141
#*	Pegasus Hava Tasimaciligi AS	535,796	2,139,452
*	Polisan Holding AS	214,103	100,649
#*	Sasa Polyester Sanayi AS	9,091,507	633,379
*	Sok Marketler Ticaret AS	512,586	578,296
*	TAV Havalimanlari Holding AS	91,491	564,499
#	Tekfen Holding AS	582,506	1,835,485
*	Tukas Gida Sanayi ve Ticaret AS	11,762,076	667,139
	Turcas Holding AS	72,783	74,287
	Turk Hava Yollari AO	2,065,083	14,060,142
*	Turk Telekomunikasyon AS	1,066,250	1,467,822
#	Turkcell Iletisim Hizmetleri AS	2,463,328	6,124,742
#	Turkiye Petrol Rafinerileri AS	2,091,507	12,573,699
	Turkiye Sinai Kalkinma Bankasi AS	1,980,439	508,815
	Turkiye Sise ve Cam Fabrikalari AS	3,489,383	3,701,504
*	Turkiye Vakiflar Bankasi TAO, Class D	849,466	596,172
	Ulker Biskuvi Sanayi AS	485,080	1,331,089
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	476,715	462,260
*	Yayla Agro Gida Sanayi VE Nakliyat AS	181,420	46,944
TOTAL TURKEY			91,683,718
UNITED ARAB EMIRATES — (1.2%)
	Abu Dhabi Commercial Bank PJSC	7,577,420	28,487,122
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Abu Dhabi National Hotels	8,662,492	$873,362
*	Abu Dhabi Ports Co. PJSC	2,765,179	3,269,968
	Agility Global PLC	12,792,481	5,223,780
	Agthia Group PJSC	594,722	603,635
*	AL Seer Marine Supplies & Equipment Co. LLC	191,171	100,893
	Alpha Dhabi Holding PJSC	78,424	160,991
	Amanat Holdings PJSC	3,784,922	1,318,381
*	Amlak Finance PJSC	739,419	378,706
	Dana Gas PJSC	21,713,693	5,319,858
	Deyaar Development PJSC	5,729,570	1,281,854
	Dubai Investments PJSC	8,473,620	9,360,657
	Emaar Properties PJSC	24,987,553	80,459,880
	Emirates NBD Bank PJSC	3,833,017	30,284,160
*	EMSTEEL Building Materials PJSC	3,195,254	956,287
*	Ghitha Holding PJSC	43,615	129,767
*	Modon Holding PSC	3,395,635	2,712,144
	National Central Cooling Co. PJSC	88,448	65,407
	NMDC Group PJSC	10,207	53,242
*	RAK Properties PJSC	5,527,350	1,611,277
	Ras Al Khaimah Ceramics PJSC	1,273,784	840,431
*	Two Point Zero Group PJSC	10,520,092	5,864,724
*	Union Properties PJSC	3,928,839	776,449
TOTAL UNITED ARAB EMIRATES			180,132,975
TOTAL COMMON STOCKS			14,225,615,551
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.5%)
	Banco ABC Brasil SA, 10.346%	525,404	2,658,957
Ω	Banco BMG SA, 8.258%	180,134	194,619
	Banco Bradesco SA, 7.793%	3,986,902	15,555,343

Dimensional Emerging Markets Value Fund
CONTINUED
	Shares	Value»

BRAZIL — (Continued)
Banco do Estado do Rio Grande do Sul SA, 10.262%	855,951	$2,700,019
Cia de Ferro Ligas da Bahia FERBASA, 9.489%	31,508	48,931
* Cyrela Brazil Realty SA Empreendimentos e Participacoes	163,525	704,718
Eucatex SA Industria e Comercio, 5.237%	181,029	785,271
Gerdau SA, 2.742%	191,173	872,899
Petroleo Brasileiro SA - Petrobras, 7.287%	4,974,535	49,305,339
Schulz SA, 12.223%	15,547	16,358
* Usinas Siderurgicas de Minas Gerais SA Usiminas	344,363	576,511
TOTAL BRAZIL		73,418,965
COLOMBIA — (0.1%)
Grupo Argos SA, 5.776%	440,942	1,476,072
Grupo de Inversiones Suramericana SA, 4.014%	593,395	6,601,813
TOTAL COLOMBIA		8,077,885
PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	514,708	274,085
TOTAL PREFERRED STOCKS		81,770,935
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
*	Berjaya Corp. Bhd. Warrants 01/06/2031	57,590	$725
TAIWAN — (0.0%)
*	Taiwan Cogeneration Corp. Rights 05/11/2026	105,494	38,855
*	Wafer Works Corp. Rights	50,198	19,487
TOTAL TAIWAN			58,342
TOTAL RIGHTS/WARRANTS			59,067
TOTAL INVESTMENT SECURITIES (Cost $7,697,654,520)			14,307,445,553

			Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	14,778,382	170,911,991
TOTAL INVESTMENTS — (100.0%)
(Cost $7,868,566,511)			$14,478,357,544
As of April 30, 2026, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	289	06/18/26	$102,450,753	$104,672,187	$2,221,434
Total Futures Contracts			$102,450,753	$104,672,187	$2,221,434

Dimensional Emerging Markets Value Fund
CONTINUED
As of April 30, 2026, the value of Rule 144A securities amounted to $153,714,174 or 1.1% of net assets.
Summary of the Fund's investments as of April 30, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$402,626,476	—	—	$402,626,476
Chile	64,064,910	$2,577,654	—	66,642,564
China	177,104,379	3,328,279,591	$383,915	3,505,767,885
Colombia	8,367,275	498,879	—	8,866,154
Czech Republic	—	16,442,225	—	16,442,225
Greece	—	77,595,506	—	77,595,506
Hong Kong	—	510,569	—	510,569
Hungary	—	24,344,390	—	24,344,390
India	29,384,788	1,895,400,204	—	1,924,784,992
Indonesia	—	155,188,879	81,533	155,270,412
Kuwait	—	82,560,054	107,544	82,667,598
Malaysia	—	193,504,679	—	193,504,679
Mexico	339,266,598	8,909,860	—	348,176,458
Philippines	—	59,287,786	15,981	59,303,767
Poland	—	197,169,966	—	197,169,966
Qatar	—	73,729,315	—	73,729,315
Saudi Arabia	270,047	363,499,808	—	363,769,855
South Africa	—	406,130,230	—	406,130,230
South Korea	302,384,030	2,152,779,966	346,816	2,455,510,812
Taiwan	14,430,894	3,412,578,871	70,610	3,427,080,375
Thailand	—	163,904,630	—	163,904,630
Turkey	—	91,683,718	—	91,683,718
United Arab Emirates	—	180,132,975	—	180,132,975
Preferred Stocks
Brazil	73,418,965	—	—	73,418,965
Colombia	8,077,885	—	—	8,077,885
Philippines	—	274,085	—	274,085
Rights/Warrants
Malaysia	—	725	—	725
Taiwan	—	58,342	—	58,342
Securities Lending Collateral	—	170,911,991	—	170,911,991
Total Investments in Securities	$1,419,396,247	$13,057,954,898	$1,006,399˂˃	$14,478,357,544
Financial Instruments
Assets
Futures Contracts**	2,221,434	—	—	2,221,434
Total Financial Instruments	$2,221,434	—	—	$2,221,434
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026
(Unaudited)

Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $1,261,584,023 of securities on loan)*	$14,307,445,553
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $170,911,991)	170,911,991
Cash Collateral from Securities on Loan	11,989
Segregated Cash for Futures Contracts	6,971,313
Foreign Currencies at Value	81,191,516
Cash	53,328,235
Receivables:
Investment Securities Sold	17,328,378
Dividends, Interest and Tax Reclaims	11,588,974
Securities Lending Income	2,588,923
Futures Variation Margin	1,101,740
Prepaid Expenses and Other Assets	1,204
Total Assets	14,652,469,816
LIABILITIES:
Payables:
Upon Return of Securities Loaned	170,952,791
Investment Securities Purchased	11,541,620
Due to Advisor	1,147,774
Due to Directors'/Trustees'	388,109
Due to CCO	1,559
Unrealized Loss on Foreign Currency Contracts	2,495
Deferred Taxes Payable	148,866,118
Accrued Expenses and Other Liabilities	1,147,851
Total Liabilities	334,048,317
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$14,318,421,499
Investment Securities at Cost	$7,697,654,519
Foreign Currencies at Cost	$81,857,473

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2026
(Unaudited)

Dimensional Emerging Markets Value Fund
Investment Income
Dividends (Net of Foreign Taxes Withheld of $15,058,836)	$129,481,934
Dividend Income from Affiliates	3,515,052
Income from Securities Lending, Net	12,227,590
Total Investment Income	145,224,576
Expenses
Investment Management Fees	6,699,752
Accounting Fees	162,384
Custodian Fees	2,348,414
Shareholders' Reports
Shareholders' Reports	3,601
Trustees' Fees and Expenses	57,204
CCO Fees	3,805
Professional Fees	142,929
Other	272,063
Total Expenses	9,690,152
Net Expenses	9,690,152
Net Investment Income (Loss)	135,534,424
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	923,314 [1]
Affiliated Investment Companies Shares Sold	(32,493)
Futures	8,877,948
Foreign Currency Transactions	234,552
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,951,790,083 [2]
Futures	(549,472)
Translation of Foreign Currency-Denominated Amounts	100,679
Net Realized and Unrealized Gain (Loss)	1,961,344,611
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,096,879,035
[1]Net of foreign capital gain taxes withheld of:	$6,938,529
[2]Including foreign capital gain taxes of:	$11,679,882
See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$135,534,424	$407,713,842
Net Realized Gain (Loss) on:
Investment Securities Sold	923,314	(52,069,487)
Affiliated Investment Companies Shares Sold	(32,493)	10,532
Futures	8,877,948	18,644,142
Foreign Currency Transactions	234,552	(2,073,850)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,951,790,083	2,150,558,202
Affiliated Investment Companies Shares	—	(189)
Futures	(549,472)	3,263,714
Translation of Foreign Currency-Denominated Amounts	100,679	500,677
Net Increase (Decrease) in Net Assets Resulting from Operations	2,096,879,035	2,526,547,583
Transactions in Interest:
Contributions	213,507,961	470,848,762
Withdrawals	(1,136,101,500)	(1,011,300,439)
Net Increase (Decrease) from Transactions in Interest	(922,593,539)	(540,451,677)
Total Increase (Decrease) in Net Assets	1,174,285,496	1,986,095,906
Net Assets
Beginning of Period	13,144,136,003	11,158,040,097
End of Period	$14,318,421,499	$13,144,136,003
See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND
FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2026	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Total Return	16.56%(B)	23.23%	23.49%	16.09%	(19.27%)	35.69%
Net Assets, End of Period (thousands)	$14,318,421	$13,144,136	$11,158,040	$10,130,286	$9,760,139	$13,469,705
Ratio of Expenses to Average Net Assets	0.14%(D)	0.15%	0.15%	0.14%	0.15%	0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.14%(D)	0.15%	0.15%	0.15%	0.15%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.02%(D)	3.52%	3.61%	4.33%	4.79%	3.26%
Portfolio Turnover Rate	2%(B)	11%	13%	12%	14%	14%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series that operates as a Master Fund.
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.
Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange . These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset  value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.
3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Fund, and advised by Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i)

the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).
4. Securities Transactions and Related Income: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.
C. Investment Advisor:
The Advisor provides investment management services to the Fund.
For the six months ended April 30, 2026, the Fund's investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:
Dimensional Emerging Markets Value Fund	0.10%

Fees Paid to Officers and Directors/Trustees:
Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2026, the total related amounts paid by the Fund to the CCO were $3,805 and are included in Other Expenses on the Statement of Operations.
D. Deferred Compensation:
As of April 30, 2026, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows:
Dimensional Emerging Markets Value Fund	$323,271

E. Purchases and Sales of Securities:
For the six months ended April 30, 2026, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities, were as follows:
	Other Investment Securities
	Purchases	Sales
Dimensional Emerging Markets Value Fund	$333,499,497	$1,116,193,568
There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2026, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows:
	Balance at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$121,913,133	$954,407,348	$905,375,996	$(32,493)	—	$170,911,991	14,778,382	$3,515,052	—
Total	$121,913,133	$954,407,348	$905,375,996	$(32,493)	—	$170,911,991		$3,515,052	—
F. Federal Income Taxes:
No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners. Accordingly, as a pass-through entity, the Fund pays no income dividends or capital gain distributions.
As of April 30, 2026, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Emerging Markets Value Fund	$8,387,809,432	$7,094,259,540	$(492,380,885)	$6,601,878,655
The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company investments or other investments.
In accordance with GAAP, the Fund recognizes the tax benefits of uncertain tax positions taken or expected to be taken in a tax return only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed tax positions and has concluded that no additional provision for income tax is required in financial statements. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:
In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Fund’s derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Fund.
2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
Securities have been segregated as collateral for open futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2026 :
Futures*
Dimensional Emerging Markets Value Fund	$91,876,821

*	Average Notional Value of futures contracts.
The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of April 30, 2026:
	Asset Derivatives Value
	Total Value at April 30, 2026	Equity Contracts (1),*
Dimensional Emerging Markets Value Fund	$2,221,434	$2,221,434

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Variation Margin.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2026:
	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund	$8,877,948	$8,877,948

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.

Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund	$(549,472)	$(549,472)

(1)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2026, with its domestic custodian bank. A line of credit with similar terms was in effect through April 1, 2026. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 31, 2027.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 25, 2025. A line of credit with similar terms was in effect through December 25, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 24, 2026.
For the six months ended April 30, 2026, borrowings by the Fund under the lines of credit were as follows:
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2026
Dimensional Emerging Markets Value Fund	4.47%	$10,683,183	6	$7,943	$11,281,500	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2026, that the Fund's available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
For the six months ended April 30, 2026, activity by the Fund under the interfund lending program was as follows:
	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2026
Dimensional Emerging Markets Value Fund	Borrower	4.29%	$69,356,771	7	$57,912	$86,132,600	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2026 that the Fund utilized the interfund lending program.
I. Affiliated Trades:
Cross trades for the six months ended April 30, 2026, if any, were executed by the Fund pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board.
For the six months ended April 30, 2026, cross trades by the Fund under Rule 17a-7 were as follows:
Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$211,091	$1,342,755	$(714,293)
J. Securities Lending:
As of April 30, 2026, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows:
Non-Cash Collateral Market Value
Dimensional Emerging Markets Value Fund	$1,279,692,641

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
L. Segment Reporting:
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"), the Trust's Co-Chief Executive Officers and the Chief Financial Officer act as the Fund's chief operating decision maker ("CODM"). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. The Fund’s long-term strategic asset allocation is executed by its fund management team and guided by the Fund’s investment objective and principal investment strategies, as described in the Fund’s registration statement. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
M. Recent Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
N. Other:
The Fund is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund's financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. ReFlow Redemption Service:
The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8days,determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws,ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Fund and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Fund’ registration statement. If the Fund is part of a “master-feeder” structure, then the “feeder” portfolio does not generally buy individual securities directly. Instead, the feeder portfolio invests in a corresponding “master” portfolio, such as the Fund, that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the Fund’ financial statements. Purchases and redemptions of the feeder portfolio’s shares by ReFlow under the program are not considered excessive short-term trading under the Fund’ Policy Regarding Excessive Short-Term Trading.
The Series did not use the ReFlow liquidity program during the six-months ended April 30, 2026.
P. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable

Item 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
     Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
At the Board meeting held on December 15-16, 2025 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements.  For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor.  (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements.  At a Board meeting held on October 24, 2025, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed:  (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach.  The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services.  After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category.  The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
CONTINUED
Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income.  The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund.  The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged.  For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA-043026-001SMI

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 16.	CONTROLS AND PROCEDURES.
(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
(a)	Not applicable.
(b)	Not applicable.
ITEM 19.	EXHIBITS.
(a)(1)	This item is not applicable.
(a)(2)	This item is not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(a)(4)	This item is not applicable.
(a)(5)	This item is not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date:	July 7, 2026

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Co-Chief Investment Officer

Date:	July 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional Emerging Markets Value Fund

Date:	July 7, 2026

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional Emerging Markets Value Fund

Date:	July 7, 2026

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
Dimensional Emerging Markets Value Fund

Date:	July 7, 2026